     As filed with the Securities and Exchange Commission on April 14, 2010


                                                      Registration No. 033-87382
                                                                       811-08904

                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 32                   ( X )


                                       and


                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 91                          ( X )


                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 576-7000


                             Judy R. Bartlett Esq.
                New York Life Insurance and Annuity Corporation
                                1 Rockwood Road
                         Sleepy Hollow, New York 10591
                   (Name and Address of Agent for Service)
                                    Copy to:


Richard T. Choi, Esq.                            Thomas F. English, Esq.
Jorden Burt LLP                                  Senior Vice President
1025 Thomas Jefferson Street, NW                 and Chief Insurance Counsel
Suite 400 East                                   New York Life Insurance Company
Washington, DC  20007-5208                       51 Madison Avenue
                                                 New York, New York 10010


Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]  on May 1, 2010 pursuant to paragraph (b) of Rule 485.



[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[ ]  on __________ pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Units of interest in a separate account under variable annuity contracts.

                          PROSPECTUS DATED MAY 1, 2010

                                       FOR
                         NEW YORK LIFE VARIABLE ANNUITY
                                      FROM
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
              51 MADISON AVENUE, ROOM 251, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Prospectus describes the individual flexible premium New York Life Variable Annuity policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC"). We have discontinued sales of the policies. However, we will still accept purchase payments under outstanding policies. We designed these policies to assist individuals with their long-term retirement or other long-term planning needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments will commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.

     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among the Fixed Account option, one of Our Dollar Cost Averaging Programs and the Investment Divisions listed below.


  -  MainStay VP Balanced -- Service Class
  -  MainStay VP Bond
  -  MainStay VP Cash Management
  -  MainStay VP Common Stock
  -  MainStay VP Conservative
     Allocation -- Service Class
  -  MainStay VP Convertible
  -  MainStay VP Floating Rate -- Service Class
  -  MainStay VP Government
  -  MainStay VP Growth Allocation -- Service
     Class
  -  MainStay VP Growth Equity
  -  MainStay VP High Yield Corporate Bond
  -  MainStay VP ICAP Select Equity
  -  MainStay VP Income Builder
  -  MainStay VP International Equity
  -  MainStay VP Large Cap Growth
  -  MainStay VP Mid Cap Core
  -  MainStay VP Moderate Allocation -- Service
     Class
  -  MainStay VP Moderate Growth
     Allocation -- Service Class
  -  MainStay VP S&P 500 Index
  -  MainStay VP U.S. Small Cap
  -  Alger Small Cap Growth
  -  Calvert VP SRI Balanced Portfolio*
  -  Columbia Small Cap Value Fund, Variable
     Series -- Class B
  -  Dreyfus IP Technology Growth
  -  Fidelity(R) VIP Contrafund(R)
  -  Fidelity(R) VIP Equity-Income
  -  Fidelity(R) VIP Mid Cap -- Service Class 2
  -  Janus Aspen Balanced Portfolio
  -  Janus Aspen Worldwide Portfolio
  -  MFS(R) Investors Trust Series
  -  MFS(R) Research Series
  -  MFS(R) Utilities Series -- Service Class
  -  Neuberger Berman AMT Mid-Cap Growth
     Portfolio -- Class S
  -  PIMCO Real Return Portfolio -- Advisor Class
  -  Royce Micro-Cap Portfolio -- Investment
     Class
  -  Royce Small-Cap Portfolio -- Investment
     Class
  -  T. Rowe Price Equity Income Portfolio
  -  UIF Emerging Markets Equity Portfolio**
  -  Van Eck VIP Global Hard Assets***
  -  Victory VIF Diversified Stock -- Class A
     Shares






*  Formerly CVS Calvert Social Balanced



**  Formerly Van Kampen's UIF Emerging Markets Equity



***  Formerly Van Eck Worldwide Hard Assets





     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR THE CORRESPONDING INVESTMENT DIVISION WITH THE HIGHEST PORTFOLIO COMPANY FEES AND EXPENSES AVAILABLE TO YOU.


     We do not guarantee the investment performance of these variable investment divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions.


     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless accompanied by current prospectuses for the MainStay VP Series Fund, Inc., the Alger Portfolios, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, The Royce Capital Fund, the T. Rowe Price Equity Series, Inc., The Universal Institutional Funds, Inc., the Van Eck VIP Trust and Victory Variable Insurance Funds (the "Funds", and each individually, a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact us at (800) 598-2019 or your Registered Representative if you do not have the accompanying book of underlying fund prospectuses.

     To learn more about the policy, you can obtain a copy of the Statement of Additional Information, ("SAI"), dated May 1, 2010. The SAI has been filed with the Securities and Exchange Commission, ("SEC"), and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 598-2019 or write to Us at the address noted above. The SEC maintains a website (http://www.sec.gov) that contains the SAI and other information that is filed electronically with the SEC.


     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                                TABLE OF CONTENTS



                                       PAGE
                                       ----
DEFINITIONS..........................     3
TABLE OF FEES AND EXPENSES...........     4
QUESTIONS AND ANSWERS ABOUT NEW YORK
  LIFE VARIABLE ANNUITY..............     9
  How Do I Contact NYLIAC?...........    13
FINANCIAL STATEMENTS.................    14
CONDENSED FINANCIAL INFORMATION......    14
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT............................    20
  New York Life Insurance and Annuity
     Corporation.....................    20
  The Separate Account...............    20
  The Portfolios.....................    20
  Additions, Deletions or
     Substitutions of Investments....    23
  Reinvestment.......................    23
THE POLICIES.........................    23
  Selecting the Variable Annuity
     That's Right for You............    24
  Qualified and Non-Qualified
     Policies........................    26
  Policy Application and Premium
     Payments........................    26
  Payments Returned for Insufficient
     Funds...........................    27
  Your Right to Cancel ("Free
     Look")..........................    27
  Issue Ages.........................    27
  Transfers..........................    27
  Limits on Transfers................    28
  Virtual Service Center and
     Interactive Voice Response
     System..........................    30
  Dollar Cost Averaging ("DCA")
     Programs........................    31
     (a) Traditional Dollar  Cost
         Averaging...................    32
     (b) The DCA Advantage  Plan.....    32
  Automatic Asset Reallocation.......    33
  Interest Sweep.....................    34
  Accumulation Period................    34
     (a) Crediting of Premium
         Payments....................    34
     (b) Valuation of Accumulation
         Units.......................    34
  Riders.............................    34
     (a) Living Needs Benefit Rider..    35
     (b) Unemployment Benefit
         Rider.......................    35
     (c) Investment Protection Plan
         Rider (optional)............    35
     (d) Enhanced Beneficiary Benefit
         Rider (optional)............    37
     (e) Enhanced Spousal Continuance
         Rider (optional)............    38
     (f) Upromise Account Rider
         (optional)..................    39
  Policyowner Inquiries..............    39
  Records and Reports................    39
CHARGES AND DEDUCTIONS...............    39
  Surrender Charges..................    39
  Amount of Surrender Charge.........    40
  Exceptions to Surrender Charges....    40
  Other Charges......................    40
     (a) Mortality and Expense Risk
         Charges.....................    40
     (b) Administration Fee..........    41
     (c) Policy Service Charge.......    41
     (d) Fund Charges................    41
     (e) Investment Protection Plan
         Rider Charge (optional).....    41
     (f) Rider Risk Charge Adjustment
         (optional)..................    41
     (g) Transfer Fees...............    42
     (h) Enhanced Beneficiary Benefit
         Rider Charge................    42
  Group and Sponsored Arrangements...    42
  Taxes..............................    42
DISTRIBUTIONS UNDER THE POLICY.......    43
  Surrenders and Withdrawals.........    43
     (a) Surrenders..................    43
     (b) Partial Withdrawals.........    43
     (c) Periodic Partial
         Withdrawals.................    44
     (d) Hardship Withdrawals........    44
  Required Minimum Distribution
     Option..........................    44
  Our Right to Cancel................    44
  Annuity Commencement Date..........    44
  Death Before Annuity Commencement..    45
  Income Payments....................    46
     (a) Election of Income Payment
         Options.....................    46
     (b) Proof of Survivorship.......    47
  Delay of Payments..................    47
  Designation of Beneficiary.........    47
  Restrictions Under Code Section
     403(b)(11)......................    47
  Loans..............................    48
THE FIXED ACCOUNT....................    49
     (a) Interest Crediting..........    49
     (b) Transfers to Investment
         Divisions...................    49
     (c) Fixed Account Initial
         Premium Guarantee...........    49
THE DCA ADVANTAGE PLAN ACCOUNTS......    50
FEDERAL TAX MATTERS..................    50
  Introduction.......................    50
  Taxation of Annuities in General...    50
  3.8 Percent Tax on Certain
     Investment Income...............    51
  Qualified Policies.................    52
     (a) 403(b) Plans................    52
     (b) Individual Retirement
         Annuities...................    53
     (c) Roth Individual Retirement
         Annuities...................    53
     (d) Deferred Compensation
         Plans.......................    53
     (e) Inherited IRAs..............    53
     (f) SIMPLE IRAs.................    53
  Taxation of Death Benefits.........    54
DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS.......................    54
VOTING RIGHTS........................    55
TABLE OF CONTENTS FOR THE STATEMENT
  OF ADDITIONAL INFORMATION..........    56




THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                   DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value, Fixed Accumulation Value, and the DCA Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policyowner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange (NYSE) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

DOLLAR COST AVERAGING (DCA) ADVANTAGE PLAN ACCOUNTS--The 6-month, 12-month and 18-month DCA accounts used specifically for the DCA Advantage Plan.

DOLLAR COST AVERAGING (DCA) ADVANTAGE PLAN--A feature which permits automatic dollar cost averaging using the DCA Advantage Plan Accounts.

DOLLAR COST AVERAGING (DCA) ACCUMULATION VALUE--The sum of premium payments allocated to the DCA Advantage Plan Accounts, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Advantage Plan, and less any surrender charges and any policy service charges that may already have been assessed from the DCA Advantage Plan. The DCA Accumulation Value is supported by assets in NYLIAC's general account. These assets are subject to the claims of Our general creditors.

ELIGIBLE PORTFOLIOS (PORTFOLIOS)--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges and policy service charges deducted from the Fixed Account.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued for other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation. All written service requests must be sent to the NYLIAC Variable Products Service Center ("VPSC") at one of the addresses listed in Question 15 of the section of the Prospectus entitled, "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE VARIABLE ANNUITY."

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which We measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued for any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

                        POLICYOWNER TRANSACTION EXPENSES

--------------------------------------------------------------------------------------
CURRENT AND GUARANTEED MAXIMUM SURRENDER CHARGE                                  7.00%
as a percentage of the amount withdrawn(1)
CURRENT AND GUARANTEED MAXIMUM TRANSFER FEE for each transfer over 12 in a        $30
Policy Year (currently no charge for the first 12 transfers in a Policy
Year).



 (1) In Payment Years 4 and beyond, the percentage applied to calculate the maximum Surrender Charge is reduced as follows: 6% during Payment Years 4; 5% during Payment Year 5; 4% during Payment Year 6; and 0% thereafter.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES

--------------------------------------------------------------------------------------
Maximum Annual Policy Service Charge (charge is the lesser of $30 or 2% of        $30
the Accumulation Value for policies with less than $20,000 of Accumulation
Value).
CURRENT AND GUARANTEED MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES CHARGE           1.40%
(calculated as an annualized percentage of the daily average Variable
Accumulation Value, including mortality and expense risk and administrative fees).



                             OPTIONAL RIDER CHARGES


--------------------------------------------------------------------------------------
  GUARANTEED MAXIMUM INVESTMENT PROTECTION PLAN RIDER CHARGE (calculated as      1.00%
  an annualized percentage of the amount that is guaranteed under the
  Investment Protection Plan Rider, deducted on a quarterly basis).
     Current Investment Protection Plan Rider Charge                             0.65%
  GUARANTEED MAXIMUM RIDER RISK CHARGE ADJUSTMENT (one-time charge for           2.00%
  cancellation of the Investment Protection Plan Rider; calculated as an annualized percentage of the amount that is guaranteed under the Investment
  Protection Plan Rider; please contact your registered representative to determine the percentage We are currently charging before you select this feature).
  GUARANTEED MAXIMUM ENHANCED BENEFICIARY BENEFIT RIDER CHARGE (calculated as    1.00%
  an annualized percentage of the policy's Accumulation Value, deducted on a quarterly basis).
     Current Enhanced Beneficiary Benefit Rider Charge                           0.30%



The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)



-----------------------------------------------------------------------------------------
                                                                       MINIMUM    MAXIMUM
-----------------------------------------------------------------------------------------

For policies purchased on or after June 2, 2003: Expenses that are       0.48%      1.97%
deducted from the Investment Division assets, including management fees, 12b-1 fees, administration fees and other expenses as of
12/31/09.
For policies purchased prior to June 2, 2003: Expenses that are          0.35%      1.62%
deducted from the Investment Division assets, including management fees, 12b-1 fees, administration fees and other expenses as of
12/31/09.




 (#) Shown as a percentage of average net assets for the fiscal year ended
     12/31/2009. The Fund or its agents provided the fees and charges that are based on 2009 expenses, unless otherwise indicated. We have not verified the accuracy of the information provided by the Fund or its agents.

                 ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)



----------------------------------------------------------------------------------------------------------------------------
                                                                                                                UNDERLYING
                                                 ADVISORY     ADMINISTRATION      12B-1           OTHER       PORTFOLIO FEES
                    FUND                           FEE             FEE          FEES(sec.)       EXPENSES      AND EXPENSES
----------------------------------------------------------------------------------------------------------------------------
MainStay VP Conservative
  Allocation -- Service Class                     0.00%           0.00%           0.25%           0.05%           0.88%
----------------------------------------------------------------------------------------------------------------------------
MainStay VP Growth Allocation -- Service
  Class                                           0.00%           0.00%           0.25%           0.06%           1.10%
----------------------------------------------------------------------------------------------------------------------------
MainStay VP Moderate Allocation -- Service
  Class                                           0.00%           0.00%           0.25%           0.05%           0.96%
----------------------------------------------------------------------------------------------------------------------------
MainStay VP Moderate Growth
  Allocation -- Service Class                     0.00%           0.00%           0.25%           0.05%           1.05%
----------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------
                                                  TOTAL
                                                   FUND
                                                  ANNUAL
                    FUND                         EXPENSES
------------------------------------------------------------
MainStay VP Conservative
  Allocation -- Service Class                     1.18%
------------------------------------------------------------
MainStay VP Growth Allocation -- Service
  Class                                           1.41%
------------------------------------------------------------
MainStay VP Moderate Allocation -- Service
  Class                                           1.26%
------------------------------------------------------------
MainStay VP Moderate Growth
  Allocation -- Service Class                     1.35%
------------------------------------------------------------





      Please refer to the applicable fund prospectus for additional information.



# Shown as a percentage of average net assets for the fiscal year ended December 31, 2009, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2009 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



sec. Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.




--------------------------------------------------------------------------------------------------------------
                                                                                                       TOTAL
                                                                                                       FUND
                                                  ADVISORY   ADMINISTRATION    12B-1      OTHER       ANNUAL
                      FUND                         FEES(1)        FEES        FEES(2)   EXPENSES    EXPENSE(3)
--------------------------------------------------------------------------------------------------------------
MainStay VP Balanced -- Service Class              0.75%         0.00%         0.25%      0.10%        1.10%
--------------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Service Class                  0.49%         0.00%         0.25%      0.06%        0.80%
--------------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                  0.49%         0.00%         0.00%      0.06%        0.55%
--------------------------------------------------------------------------------------------------------------
MainStay VP Cash Management                        0.42%         0.00%         0.00%      0.06%        0.48%
--------------------------------------------------------------------------------------------------------------
MainStay VP Common Stock -- Service Class          0.55%         0.00%         0.25%      0.05%        0.85%
--------------------------------------------------------------------------------------------------------------
MainStay VP Common Stock -- Initial Class          0.55%         0.00%         0.00%      0.05%        0.60%
--------------------------------------------------------------------------------------------------------------
MainStay VP Convertible -- Service Class           0.60%         0.00%         0.25%      0.06%        0.91%
--------------------------------------------------------------------------------------------------------------
MainStay VP Convertible -- Initial Class           0.60%         0.00%         0.00%      0.06%        0.66%
--------------------------------------------------------------------------------------------------------------
MainStay VP Floating Rate -- Service Class         0.60%         0.00%         0.25%      0.08%        0.93%
--------------------------------------------------------------------------------------------------------------
MainStay VP Government -- Service Class            0.50%         0.00%         0.25%      0.06%        0.81%
--------------------------------------------------------------------------------------------------------------
MainStay VP Government -- Initial Class            0.50%         0.00%         0.00%      0.06%        0.56%
--------------------------------------------------------------------------------------------------------------
MainStay VP Growth Equity -- Service Class         0.61%         0.00%         0.25%      0.08%(a)     0.94%
--------------------------------------------------------------------------------------------------------------
MainStay VP Growth Equity -- Initial Class         0.61%         0.00%         0.00%      0.08%(a)     0.69%
--------------------------------------------------------------------------------------------------------------
MainStay VP High Yield Corporate
  Bond -- Service Class                            0.57%         0.00%         0.25%      0.05%        0.87%
--------------------------------------------------------------------------------------------------------------
MainStay VP High Yield Corporate
  Bond -- Initial Class                            0.57%         0.00%         0.00%      0.05%        0.62%
--------------------------------------------------------------------------------------------------------------
MainStay VP ICAP Select Equity -- Service Class    0.77%         0.00%         0.25%      0.05%        1.07%
--------------------------------------------------------------------------------------------------------------
MainStay VP ICAP Select Equity -- Initial Class    0.77%         0.00%         0.00%      0.05%        0.82%
--------------------------------------------------------------------------------------------------------------
MainStay VP Income Builder -- Service Class        0.57%         0.00%         0.25%      0.14%        0.96%
--------------------------------------------------------------------------------------------------------------
MainStay VP Income Builder -- Initial Class        0.57%         0.00%         0.00%      0.14%        0.71%
--------------------------------------------------------------------------------------------------------------
MainStay VP International Equity -- Service
  Class                                            0.89%         0.00%         0.25%      0.12%(b)     1.26%
--------------------------------------------------------------------------------------------------------------
MainStay VP International Equity -- Initial
  Class                                            0.89%         0.00%         0.00%      0.12%(b)     1.01%
--------------------------------------------------------------------------------------------------------------
MainStay VP Large Cap Growth -- Service Class      0.75%         0.00%         0.25%      0.06%        1.06%
--------------------------------------------------------------------------------------------------------------
MainStay VP Large Cap Growth -- Initial Class      0.75%         0.00%         0.00%      0.06%        0.81%
--------------------------------------------------------------------------------------------------------------
MainStay VP Mid Cap Core -- Service Class          0.85%         0.00%         0.25%      0.10%(a)     1.20%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                                                       TOTAL
                                                                                                       FUND
                                                  ADVISORY   ADMINISTRATION    12B-1      OTHER       ANNUAL
                      FUND                         FEES(1)        FEES        FEES(2)   EXPENSES    EXPENSE(3)
--------------------------------------------------------------------------------------------------------------
MainStay VP Mid Cap Core -- Initial Class          0.85%         0.00%         0.00%      0.10%(a)     0.95%
--------------------------------------------------------------------------------------------------------------
MainStay VP S&P 500 Index -- Service Class         0.30%         0.00%         0.25%      0.05%        0.60%
--------------------------------------------------------------------------------------------------------------
MainStay VP S&P 500 Index -- Initial Class         0.30%         0.00%         0.00%      0.05%        0.35%
--------------------------------------------------------------------------------------------------------------
MainStay VP U.S. Small Cap -- Service Class        0.80%         0.00%         0.25%      0.28%        1.33%
--------------------------------------------------------------------------------------------------------------
MainStay VP U.S. Small Cap -- Initial Class        0.80%         0.00%         0.00%      0.28%        1.08%
--------------------------------------------------------------------------------------------------------------
Alger Small Cap Growth -- Class S Shares*          0.81%         0.00%         0.25%      0.16%        1.22%
--------------------------------------------------------------------------------------------------------------
Alger Small Cap Growth -- Class I-2 Shares*        0.81%         0.00%         0.00%      0.16%        0.97%
--------------------------------------------------------------------------------------------------------------
Calvert VP SRI Balanced Portfolio                  0.425%        0.275%        0.00%      0.21%        0.91%
--------------------------------------------------------------------------------------------------------------
Columbia Small Cap Value Fund, Variable Series
  -- Class B                                       0.80%         0.00%         0.25%      0.12%        1.17%
--------------------------------------------------------------------------------------------------------------
Dreyfus IP Technology Growth -- Service Class      0.75%         0.00%         0.25%      0.12%(a)     1.12%
--------------------------------------------------------------------------------------------------------------
Dreyfus IP Technology Growth -- Initial Class      0.75%         0.00%         0.00%      0.12%(a)     0.87%
--------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) -- Service Class
  2                                                0.56%         0.00%         0.25%      0.11%        0.92%(c)
--------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) -- Initial Class     0.56%         0.00%         0.00%      0.11%        0.67%(c)
--------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income -- Service Class
  2                                                0.46%         0.00%         0.25%      0.12%        0.83%
--------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income -- Initial Class     0.46%         0.00%         0.00%      0.12%        0.58%
--------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap -- Service Class 2         0.56%         0.00%         0.25%      0.12%        0.93%
--------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio -- Service
  Shares                                           0.55%         0.00%         0.25%      0.02%        0.82%
--------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio -- Institutional
  Shares                                           0.55%         0.00%         0.00%      0.02%        0.57%
--------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Portfolio -- Service
  Shares                                           0.57%         0.00%         0.25%      0.06%        0.88%
--------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide
  Portfolio -- Institutional Shares                0.57%         0.00%         0.00%      0.06%        0.63%
--------------------------------------------------------------------------------------------------------------
MFS(R) Investors Trust Series -- Service Class     0.75%         0.00%         0.25%      0.11%        1.11%
--------------------------------------------------------------------------------------------------------------
MFS(R) Investors Trust Series -- Initial Class     0.75%         0.00%         0.00%      0.11%        0.86%
--------------------------------------------------------------------------------------------------------------
MFS(R) Research Series -- Service Class            0.75%         0.00%         0.25%      0.15%        1.15%
--------------------------------------------------------------------------------------------------------------
MFS(R) Research Series -- Initial Class            0.75%         0.00%         0.00%      0.15%        0.90%
--------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series -- Service Class           0.73%         0.00%         0.25%      0.09%        1.07%
--------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series -- Initial Class           0.73%         0.00%         0.00%      0.09%        0.82%
--------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth -- Class S     0.85%         0.00%         0.25%      0.17%        1.27%(d)
--------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio -- Advisor Class       0.50%         0.00%         0.25%      0.07%        0.82%
--------------------------------------------------------------------------------------------------------------
Royce Micro-Cap Portfolio -- Investment Class      1.25%         0.00%         0.00%      0.08%        1.33%
--------------------------------------------------------------------------------------------------------------
Royce Small-Cap Portfolio -- Investment Class      1.00%         0.00%         0.00%      0.07%        1.07%
--------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio II           0.85%         0.00%         0.25%      0.00%        1.10%
--------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio              0.85%         0.00%         0.00%      0.00%        0.85%
--------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio -- Class
  II                                               1.23%         0.00%         0.35%      0.39%(a)     1.97%
--------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio -- Class
  I                                                1.23%         0.00%         0.00%      0.39%(a)     1.62%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                                                       TOTAL
                                                                                                       FUND
                                                  ADVISORY   ADMINISTRATION    12B-1      OTHER       ANNUAL
                      FUND                         FEES(1)        FEES        FEES(2)   EXPENSES    EXPENSE(3)
--------------------------------------------------------------------------------------------------------------
Van Eck VIP Global Hard Assets Fund                0.96%         0.00%         0.00%      0.15%(a)     1.11%(e)
--------------------------------------------------------------------------------------------------------------
Victory VIF Diversified Stock -- Class A Shares    0.30%         0.00%         0.25%      0.69%        1.24%
--------------------------------------------------------------------------------------------------------------








        Please refer to the applicable fund prospectus for additional information.



* No premiums or transfers will be accepted into this Investment Division from policyowners who did not have Cash Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.



(1)     The fees designated as "Advisory Fees" reflect "Management Fees."



(2) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



(3) Shown as a percentage of average net assets for the fiscal year ended December 31, 2009, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2009 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



(a)     Includes Acquired Fund/Portfolio Fees and Expenses of 0.01%.



(b)     Includes Acquired Fund/Portfolio Fees and Expenses of 0.02%.



(c) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.65% for Fidelity((R)) Contrafund((R))-- Initial Class and 0.90% for Fidelity((R)) Contrafund((R))-- Service Class 2. These offsets may be discontinued at any time.



(d) Neuberger Berman Management LLC ("NBM") has undertaken through December 31, 2013 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.25% of the average daily net asset value of the Mid-Cap Growth Portfolios. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.



(e) For the period May 1, 2010 until May 1, 2011, the Adviser contractually agreed to waive fees and reimburse certain operating expenses (excluding interest, dividends paid on securities sold short, trading expenses, taxes and extraordinary expenses) to the extent Total Annual Fund Operating Expenses exceed 1.20% of average daily net assets. The agreement to limit the Total Annual Fund Operating Expenses is limited to the Fund's direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Fund through its investments in underlying funds.

EXAMPLES


     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the Investment Division with the highest charges and expenses of the policy including, policyowner transaction expenses, the annual policy service charge (for policies with less than $20,000 Accumulation Value), separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes under surrender of the policy or the Annuity Commencement Date.



     You would pay the following expenses on a $10,000 allocation in the Investment Division listed, assuming a 5% annual return on assets:


FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003:




                                              EXPENSES IF YOU                                     EXPENSES IF YOU
                                           ANNUITIZE YOUR POLICY                               SURRENDER YOUR POLICY
                             ------------------------------------------------    ------------------------------------------------
INVESTMENT DIVISION             1 YR         3 YR         5 YR        10 YR         1 YR         3 YR         5 YR        10 YR
-------------------          ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
UIF EMERGING MARKETS EQUITY PORTFOLIO--CLASS II
without any Riders.......    $1,013.71    $1,141.72    $1,926.69    $3,975.94    $1,013.71    $1,795.47    $2,405.31    $3,975.94
with IPP Rider...........    $1,075.56    $1,333.40    $2,235.29    $4,536.28    $1,075.56    $1,974.45    $2,698.52    $4,536.28
with EBB Rider...........    $1,042.26    $1,230.51    $2,070.18    $4,239.11    $1,042.26    $1,878.37    $2,541.65    $4,239.11
with IPP & EBB Riders....    $1,104.10    $1,422.19    $2,378.80    $4,799.49    $1,104.10    $2,057.35    $2,834.87    $4,799.49

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003:

UIF EMERGING MARKETS EQUITY PORTFOLIO--CLASS I
without any Riders.......    $  980.19    $1,036.77    $1,755.87    $3,656.66    $  980.19    $1,697.47    $2,243.01    $3,656.66
with IPP Rider...........    $1,042.26    $1,230.53    $2,070.21    $4,239.17    $1,042.26    $1,878.39    $2,541.67    $4,239.17
with EBB Rider...........    $1,008.84    $1,126.52    $1,902.01    $3,930.24    $1,008.84    $1,781.28    $2,381.87    $3,930.24
with IPP & EBB Riders....    $1,070.90    $1,320.28    $2,216.37    $4,512.76    $1,070.90    $1,962.20    $2,680.55    $4,512.76
                                         EXPENSES IF YOU DO NOT
                                          SURRENDER YOUR POLICY
                             ----------------------------------------------
INVESTMENT DIVISION            1 YR        3 YR         5 YR        10 YR
-------------------          -------    ---------    ---------    ---------
UIF EMERGING MARKETS EQUITY PORTFOLIO--CLASS II
without any Riders.......    $375.89    $1,141.72    $1,926.69    $3,975.94
with IPP Rider...........    $441.90    $1,333.40    $2,235.29    $4,536.28
with EBB Rider...........    $406.36    $1,230.51    $2,070.18    $4,239.11
with IPP & EBB Riders....    $472.36    $1,422.19    $2,378.80    $4,799.49

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003:

UIF EMERGING MARKETS EQUITY PORTFOLIO--CLASS I
without any Riders.......    $340.12    $1,036.77    $1,755.87    $3,656.66
with IPP Rider...........    $406.36    $1,230.53    $2,070.21    $4,239.17
with EBB Rider...........    $370.69    $1,126.52    $1,902.01    $3,930.24
with IPP & EBB Riders....    $436.93    $1,320.28    $2,216.37    $4,512.76

           QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS NEW YORK LIFE VARIABLE ANNUITY?


     A New York Life Variable Annuity is a Flexible Premium Deferred Variable Retirement Annuity policy. NYLIAC issues the policy. You may allocate premium payments to the Investment Divisions of the Separate Account, 39 of which are available to all policyholders, as well as the Fixed Account. In addition you may also allocate premium payments to one or more DCA Advantage Plan Accounts. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited to the amounts in the Fixed Account and the DCA Advantage Plan Accounts.


2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENTS?

     (a) You can allocate your premium payments to one or more of the following Allocation Alternatives:

          (i) SEPARATE ACCOUNT


               The Separate Account currently consists of 66 investment divisions, 39 of which are available to all policyholders. The available Investment Divisions are listed on the first page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.


          (ii) FIXED ACCOUNT

               Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed interest rate. (See "THE FIXED ACCOUNT.")

     (b) You can also allocate your premium payments to the DCA Advantage Plan. The DCA Advantage Plan consists of three DCA Advantage Plan Accounts: a 6-month, 12-month and an 18-month account. NYLIAC will credit interest to amounts held in the DCA Advantage Plan Accounts at rates We have set in advance. The DCA Advantage Plan allows you to set up automatic Dollar Cost Averaging from the DCA Advantage Plan Accounts into the Investment Divisions and / or the Fixed Account. (See "THE POLICIES--Dollar Cost Averaging ("DCA") Program--The DCA Advantage Plan.").

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date. The maximum amount you are allowed to transfer from the Fixed Account during any Policy Year is 20%. (See "THE FIXED ACCOUNT.") Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make unlimited transfers each Policy Year subject to the Limits on Transfers. (See "THE POLICIES--Transfers.")

     You can make transfers to the investment divisions, from the Fixed Account and the DCA Advantage Plan Accounts, although certain restrictions may apply. (See "THE FIXED ACCOUNT" and "THE POLICIES--Dollar Cost Averaging ("DCA") Program--The DCA Advantage Plan Accounts.") In addition, you can request transfers through the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options described in this Prospectus. You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period.

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date We start making Income Payments to you, We will deduct a policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $20,000. This charge will be the lesser of $30 or 2.00% of the Accumulation Value at the end of the Policy Year or on the date of surrender. In addition, We deduct on a daily basis a charge for policy administrative expenses. This charge is equal, on an annual basis, to 0.15% of the net asset value of the Separate Account. (See "CHARGES AND DEDUCTIONS--Other Charges.")

     The policies are also subject to a charge for certain mortality and expense risks NYLIAC assumes. We also deduct this charge on a daily basis. This charge is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. The Separate Account Annual Expense Charge is comprised of the charges for policy administrative expenses and mortality and expense risks. (See "CHARGES AND DEDUCTIONS--Other Charges.")

     We impose a surrender charge on certain partial withdrawals or surrenders of the policies. This charge is assessed as a percentage of the amount of premium payment withdrawn during the first six Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first three Payment Years as follows:

PAYMENT YEAR                                                   SURRENDER CHARGE
------------                                                   ----------------
1............................................................          7%
2............................................................          7%
3............................................................          7%
4............................................................          6%
5............................................................          5%
6............................................................          4%
7+...........................................................          0%


     For purposes of calculating the surrender charge, We treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).

     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of: (a) 10% of the Accumulation Value at the time of the withdrawal, less any prior Surrender Charge free withdrawals during the Policy Year; (b) the Accumulation Value less the accumulated premium payments; or (c) 10% of the Accumulation Value as of the prior Policy Anniversary (10% of the premium payment if the withdrawal is made in the first Policy Year) less any prior Surrender Charge free withdrawals during the Policy Year. (See "CHARGES AND DEDUCTIONS--Surrender Charges" and "EXCEPTIONS TO SURRENDER CHARGES.")


     If you select the Investment Protection Plan ("IPP") Rider (in jurisdictions where available), We will deduct a charge on the first business day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See "OTHER CHARGES--Investment Protection Plan Rider Charge.") The maximum annual charge for this feature is 1.00% of the amount that is guaranteed. The current charge for this rider is 0.65% of the amount that is guaranteed, applied on a quarterly basis (0.1625% per quarter). To the extent permitted by law, We will deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan Rider. We call this charge a Rider Risk Charge Adjustment. (See "OTHER CHARGES--Rider Risk Charge Adjustment (optional).") The maximum Rider Risk Charge Adjustment is 2.00% of the amount that is guaranteed under this rider. We set both of these charges at Our sole discretion, subject to the stated maximums. You should consult your registered representative to determine the percentages We are currently charging before you select or cancel the Investment Protection Plan Rider. We will not increase either of these charges after the date the rider becomes effective. However, if you reset the rider, the charge for the new reset amount will be based on the charges that are in effect at the time of the reset.


     If you select the Enhanced Beneficiary Benefit ("EBB") Rider (in states where available), We will deduct a charge each policy quarter that the Rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. You should check your Registered Representative to determine the percentage We are currently charging before you elect this Rider. The current charge for the EBB Rider is 0.30% of the Policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described for new policies.

     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies ($4,000 for SIMPLE IRAs) and $5,000 for Non-Qualified Policies. Additional premium payments must be at least $500 or such lower amount as We may permit at any time. Subsequent premium payments must be sent to NYLIAC at one of the addresses listed in Question 17 of this Prospectus. We may agree to other methods of payment. The maximum aggregate amount of premium payments We accept is $1,000,000, without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.

6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions, Fixed Account and DCA Advantage Plan Accounts you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received. (See "THE POLICIES--Policy Application and Premium Payments")

     You may allocate the initial premium payment in the Investment Divisions, the DCA Advantage Plan Accounts and the Fixed Account. Moreover, you may raise or lower the percentages of the premium payment (which must be in whole number percentages), you place in each Allocation Alternative at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative (except the DCA Advantage Plan Accounts), is $25, or such lower amount as We may permit. We reserve the right to limit the amount of a premium payment that you may place in any one Allocation Alternative and the number of Investment Divisions to which you may allocate your Accumulation Value. ACCEPTANCE OF INITIAL AND ADDITIONAL PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.

7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.") Please note that certain withdrawal requests must be made in writing and sent to NYLIAC's Variable Products Service Center. (See "DISTRIBUTIONS UNDER THE POLICY--Surrenders and Withdrawals--Partial Withdrawals and Periodic Partial Withdrawals.")

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") We may offer other options, at Our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary(ies) under the policy an amount equal to the greater of:

          (a) the Accumulation Value, less any outstanding loan balance,

          (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges previously imposed, or

          (c) the "reset value" (as described under "Death Before Annuity Commencement" in this Prospectus), plus any additional premium payments made since the most recent "reset date," less any outstanding loan balance, partial withdrawals ("proportional" withdrawals in New York), and applicable surrender charges since the most recent "reset date."

     If the Beneficiary is the spouse (as defined under Federal law) of the Annuitant or the owner, see Question 11. (Also see "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement" and "FEDERAL TAX MATTERS.")

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?

     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse (as defined under Federal law) may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary of the policy (for Non-Qualified, IRA, Roth IRA, SIMPLE IRA and SEP policies only; TSA and Inherited IRA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death. If you elect the EBB and the Enhanced Spousal Continuance (ESC) Rider applies, see the EBB and ESC Riders for details.

12. CAN I RETURN THE POLICY AFTER IT IS DELIVERED?


     You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to the NYLIAC Variable Products Service Center at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom you purchased it, along with a written request for cancellation in a form acceptable to Us. Except in jurisdictions where you are entitled by law to receive the total of premium payments made under the policy less any prior withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the registered representative through whom you purchased the policy or NYLIAC's Variable Products Service Center receives the policy along with the written request for cancellation in a form acceptable to Us, but without any deduction for premium taxes or a surrender charge. (See "THE POLICIES--Your Right to Cancel ("Free Look").")


13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

14. ARE POLICY LOANS AVAILABLE?

     If you have purchased your policy in connection with a Code Section 403(b) Tax-Sheltered Annuity ("TSA"), you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "DISTRIBUTIONS UNDER THE POLICY--Loans.")

15. WHERE DO I SEND WRITTEN SERVICE REQUESTS TO THE NYLIAC VARIABLE PRODUCTS SERVICE CENTER?

     Certain service requests, including but not limited to death benefit claims and surrenders, are required to be in writing. All written service requests must be sent to the NYLIAC Variable Products Service Center ("VPSC") at one of the following addresses:


REGULAR MAIL  NYLIAC Variable Products Service Center
              Madison Square Station
              P.O. Box 922
              New York, NY 10159

EXPRESS MAIL  NYLIAC Variable Products Service Center
              51 Madison Avenue, Room 251
              New York, NY 10010


     Written service requests will be effective as of the Business Day they are received in a form acceptable to Us at the VPSC at one of the addresses listed immediately above.

     Faxed or e-mailed requests are not acceptable and will not be honored at any time. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. If all requirements are not met, We will not be able to process your service request. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.

16. HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?

     A. BY TELEPHONE:

          Certain service requests, including but not limited to obtaining current unit values and speaking to a customer representative, may be effected by telephone. For telephonic requests, you must contact the NYLIAC Interactive Voice Response System ("IVR") toll-free by calling: (800) 598-2019. (See "THE POLICIES--Virtual Service Center and Interactive Voice Response System.")

     B. BY INTERNET:


          Certain service requests, including but not limited to transferring assets between investment options and e-mailing your registered representative, may be effected via the Internet. For Internet-based requests, you must contact the NYLIAC Virtual Service Center ("VSC") at www.newyorklife.com/vsc and enter your user name and password. (See "THE POLICIES--Virtual Service Center and Interactive Voice Response System.")


     We make IVR and VSC services available at our discretion. In addition, availability of IVR and VSC services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service through IVR or VSC should become unavailable. We will not accept e-mailed requests for policy transactions or e-mails of imaged, signed service requests. E-mail inquiries that are non-transactional may be sent through Our Virtual Service Center once they have passed all security protocols to identify the policyowner.


     You may authorize Us to accept electronic instructions from your registered representative or the registered service assistant assigned to your policy in order to perform premium allocations, transfers, and changes to your investment objective and/or risk tolerance. In addition, you may authorize your registered representative or registered service assistant to revise your Automatic Asset Reallocation arrangement. Any Automatic Asset Reallocation revisions must be consistent with premium allocation changes or transfers processed by such registered representative or registered service assistant. If the registered representative or registered service assistant assigned to your policy does not process an Automatic Asset Reallocation change within one Business Day of the date that such registered representative or registered service assistant processed a premium allocation change or transfer on your behalf, your Automatic Asset Reallocation will be automatically cancelled.



     To authorize the registered representative(s) or the registered service assistants assigned to your policy to perform premium allocations and transfers, you must send a completed Trading Authorization Form to VPSC at one of the addresses listed in Question 15 of this Prospectus. We may revoke Trading Authorization privileges for certain policyowners (See "Limits on Transfers"). Trading Authorization may be elected, changed or cancelled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.



     NYLIAC is not liable for any loss, cost or expense for action on instructions which are believed to be genuine in accordance with the procedures. Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time or received on a non-Business Day, will be priced as of the next Business Day.


17. WHERE DO I SEND SUBSEQUENT PREMIUM PAYMENTS AND LOAN REPAYMENTS?

     Subsequent premium payments and loan repayments must be sent to one of the following addresses:

REGULAR MAIL  NYLIAC
              75 Remittance Drive
              Suite 3021
              Chicago, IL 60675-3021

EXPRESS MAIL  NYLIAC, Suite 3021
              c/o The Northern Trust Bank
              350 North Orleans Street
              Receipt & Dispatch, 8th Floor
              Chicago, IL 60654


     Subsequent premium payments and loan repayments will be credited as of the Business Day they are received in a form acceptable to Us at one of the addresses noted in this Question 17. Please note that initial premium payments are those made in connection with the issuance of a policy and are processed in accordance with our procedures. (See "THE POLICIES--Policy Application and Premium Payments.")

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2009 and 2008, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2009 (including the report of the independent registered public accounting firm); and the Separate Account statement of assets and liabilities as of December 31, 2009, and the statements of operations and of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm), are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP.


                         CONDENSED FINANCIAL INFORMATION


     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for the fiscal years ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The financial statements for the year ending December 31, 2005 and for subsequent years are included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 2004 and for the preceding years, are derived from the financial statements not included herein. Values and units shown are for full year periods beginning January 1 except where indicated. The policies were first offered on May 1, 1995.



     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR THE CORRESPONDING INVESTMENT DIVISION WITH THE HIGHEST PORTFOLIO COMPANY FEES AND EXPENSES AVAILABLE TO YOU.




                                   MAINSTAY VP                                             MAINSTAY VP
                                    BALANCED--                                               BOND--
                                  SERVICE CLASS                                           SERVICE CLASS
                 -----------------------------------------------    --------------------------------------------------------
                  2009      2008      2007      2006     2005(F)     2009      2008      2007      2006      2005      2004
                 ------    ------    ------    ------    -------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 8.51    $11.51    $11.38    $10.46     $10.00    $11.21    $10.99    $10.49    $10.20    $10.15    $ 9.91
Accumulation
  Unit Value
  (end of
  period)......  $10.30    $ 8.51    $11.51    $11.38     $10.46    $11.88    $11.21    $10.99    $10.49    $10.20    $10.15
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   2,566     2,966     3,754     4,111      3,115     1,931     1,868     1,553     1,297     1,110       737
                  MAIN-
                 STAY VP
                  BOND--
                 SERVICE
                  CLASS
                 -------
                 2003(B)
                 -------
Accumulation
  Unit Value
  (beginning of
  period)......   $10.00
Accumulation
  Unit Value
  (end of
  period)......   $ 9.91
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......      296









                                                                                                                      MAIN-
                                                                                                                      STAY
                                                                                                                       VP
                                                                                                                      CASH
                                                                                                                      MAN-
                                                                                                                      AGE-
                                                  MAINSTAY VP BOND--INITIAL CLASS                                     MENT
                 ------------------------------------------------------------------------------------------------    ------
                  2009      2008      2007      2006      2005      2004      2003      2002      2001      2000      2009
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $17.87    $17.47    $16.64    $16.14    $16.01    $15.60    $15.14    $14.02    $13.01    $12.02     $1.36
Accumulation
  Unit Value
  (end of
  period)......  $19.00    $17.87    $17.47    $16.64    $16.14    $16.01    $15.60    $15.14    $14.02    $13.01     $1.35
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   4,350     4,854     5,935     6,999     8,911    10,346    12,616    14,282    11,339     6,588    81,717

                                                  MAINSTAY VP CASH MANAGEMENT
                 --------------------------------------------------------------------------------------------
                   2008      2007      2006      2005       2004       2003       2002       2001       2000
                 -------    ------    ------    ------    -------    -------    -------    -------    -------
Accumulation
  Unit Value
  (beginning of
  period)......    $1.35     $1.31     $1.27     $1.25      $1.26      $1.27      $1.27      $1.24      $1.18
Accumulation
  Unit Value
  (end of
  period)......    $1.36     $1.35     $1.31     $1.27      $1.25      $1.26      $1.27      $1.27      $1.24
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......  127,879    90,100    71,765    82,631    100,042    130,435    208,084    205,310    133,091








                                              MAINSTAY VP
                                             COMMON STOCK--                                 MAINSTAY VP COMMON STOCK--INITIAL
                                             SERVICE CLASS                                                CLASS
                 ---------------------------------------------------------------------    ------------------------------------
                   2009       2008      2007      2006      2005      2004     2003(B)     2009      2008      2007      2006
                 -------    -------    ------    ------    ------    ------    -------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $  9.76     $15.61    $15.09    $13.17    $12.44    $11.40     $10.00    $17.63    $28.11    $27.11    $23.61
Accumulation
  Unit Value
  (end of
  period)......   $11.75    $  9.76    $15.61    $15.09    $13.17    $12.44     $11.40    $21.28    $17.63    $28.11    $27.11
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......      764        752       745       662       539       387        162     4,440     5,082     6,457     8,043
                            MAINSTAY VP COMMON STOCK--INITIAL CLASS
                 -------------------------------------------------------------
                  2005       2004       2003       2002       2001       2000
                 ------    -------    -------    -------    -------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $22.23    $ 20.33    $ 16.31    $ 21.84    $ 26.71    $ 28.02
Accumulation
  Unit Value
  (end of
  period)......  $23.61    $ 22.23    $ 20.33    $ 16.31    $ 21.84    $ 26.71
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   9,934     12,168     13,689     14,959     16,447     15,714








                              MAINSTAY VP
                              CONSERVATIVE                                            MAINSTAY VP
                              ALLOCATION--                                           CONVERTIBLE--
                             SERVICE CLASS                                           SERVICE CLASS
                 -------------------------------------    -------------------------------------------------------------------
                  2009      2008      2007     2006(G)     2009      2008      2007      2006      2005      2004     2003(B)
                 ------    ------    ------    -------    ------    ------    ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 9.05    $11.28    $10.66     $10.00    $ 9.53    $14.77    $13.07    $12.03    $11.48    $10.99     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $10.88    $ 9.05    $11.28     $10.66    $13.69    $ 9.53    $14.77    $13.07    $12.03    $11.48     $10.99
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   4,445     3,955     3,010      1,612     1,830     1,561     1,392     1,248     1,105       884        347




--------


(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.



(f) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.



(g) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                                                                                                       MAIN-
                                                                                                                       STAY
                                                                                                                        VP
                                                                                                                      FLOAT-
                                                                                                                        ING
                                                                                                                      RATE--
                                                                                                                       SER-
                                                                                                                       VICE
                                               MAINSTAY VP CONVERTIBLE--INITIAL CLASS                                  CLASS
                 -------------------------------------------------------------------------------------------------    ------
                  2009      2008      2007      2006      2005      2004       2003      2002      2001      2000      2009
                 ------    ------    ------    ------    ------    ------    -------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $14.75    $22.80    $20.13    $18.49    $17.59    $16.81    $ 13.95    $15.36    $15.92    $17.00    $ 8.06
Accumulation
  Unit Value
  (end of
  period)......  $21.24    $14.75    $22.80    $20.13    $18.49    $17.59    $ 16.81    $13.95    $15.36    $15.92    $10.59
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   3,805     4,241     5,245     6,442     7,778     9,263     10,078     9,467     9,385     7,873     4,742
                              MAINSTAY VP
                            FLOATING RATE--
                             SERVICE CLASS
                 -------------------------------------
                  2008      2007      2006     2005(F)
                 ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $10.62    $10.52    $10.10     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $ 8.06    $10.62    $10.52     $10.10
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   3,380     4,749     6,301      3,612









                                            MAINSTAY VP
                                            GOVERNMENT--                                 MAINSTAY VP GOVERNMENT--INITIAL
                                           SERVICE CLASS                                              CLASS
                 -----------------------------------------------------------------    ------------------------------------
                  2009      2008      2007      2006      2005     2004    2003(B)     2009      2008      2007      2006
                 ------    ------    ------    ------    -----    -----    -------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $11.57    $10.71    $10.21    $ 9.97    $9.91    $9.75     $10.00    $18.24    $16.85    $16.02    $15.61
Accumulation
  Unit Value
  (end of
  period)......  $11.56    $11.57    $10.71    $10.21    $9.97    $9.91     $ 9.75    $18.28    $18.24    $16.85    $16.02
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,877     2,232     1,190     1,005      881      614        272     3,659     4,740     4,166     5,160
                                                                                          MAINSTAY VP
                                                                                            GROWTH
                                                                                         ALLOCATION--
                           MAINSTAY VP GOVERNMENT--INITIAL CLASS                         SERVICE CLASS
                 --------------------------------------------------------    ------------------------------------
                  2005      2004      2003      2002      2001      2000      2009     2008      2007     2006(G)
                 ------    ------    ------    ------    ------    ------    -----    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $15.46    $15.17    $15.10    $13.94    $13.26    $11.98    $7.39    $12.03    $11.08     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $15.61    $15.46    $15.17    $15.10    $13.94    $13.26    $9.30    $ 7.39    $12.03     $11.08
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   6,756     8,248    11,183    15,260     8,293     4,508    3,697     3,357     2,631      1,524






                                             MAINSTAY VP
                                           GROWTH EQUITY--                               MAINSTAY VP GROWTH EQUITY--INITIAL
                                            SERVICE CLASS                                               CLASS
                 -------------------------------------------------------------------    ------------------------------------
                  2009      2008      2007      2006      2005      2004     2003(B)     2009      2008      2007      2006
                 ------    ------    ------    ------    ------    ------    -------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 8.31    $13.83    $12.51    $12.17    $11.42    $11.15     $10.00    $12.28    $20.37    $18.38    $17.85
Accumulation
  Unit Value
  (end of
  period)......  $10.97    $ 8.31    $13.83    $12.51    $12.17    $11.42     $11.15    $16.25    $12.28    $20.37    $18.38
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     830       841       888    $  859       788       653        248     6,886     7,796     9,739    12,330
                         MAINSTAY VP GROWTH EQUITY--INITIAL CLASS
                 --------------------------------------------------------
                  2005      2004      2003      2002      2001      2000
                 ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $16.70    $16.26    $12.98    $19.03    $25.14    $28.55
Accumulation
  Unit Value
  (end of
  period)......  $17.85    $16.70    $16.26    $12.98    $19.03    $25.14
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......  15,825    20,255    23,240    25,441    29,099    29,793







                                              MAINSTAY VP
                                      HIGH YIELD CORPORATE BOND--                         MAINSTAY VP HIGH YIELD CORPORATE
                                             SERVICE CLASS                                       BOND--INITIAL CLASS
                   -----------------------------------------------------------------    ------------------------------------
                    2009      2008      2007    2006      2005      2004     2003(B)     2009      2008      2007      2006
                   ------    ------    ------  ------    ------    ------    -------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......    $10.60    $14.20    $14.12  $12.81    $12.65    $11.41     $10.00    $19.22    $25.68    $25.46    $23.05
Accumulation
  Unit Value
  (end of
  period)......    $14.90    $10.60    $14.20  $14.12    $12.81    $12.65     $11.41    $27.07    $19.22    $25.68    $25.46
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     6,001     5,054     5,387   4,654     3,920     2,643        920    10,751    11,326    14,914    18,683
                     MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
                   --------------------------------------------------------
                    2005      2004      2003      2002      2001      2000
                   ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......    $22.70    $20.42    $15.19    $15.09    $14.59    $15.72
Accumulation
  Unit Value
  (end of
  period)......    $23.05    $22.70    $20.42    $15.19    $15.09    $14.59
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......    23,132    27,478    30,240    27,478    28,228    25,693







                                             MAINSTAY VP
                                         ICAP SELECT EQUITY--                                  MAINSTAY VP ICAP SELECT
                                            SERVICE CLASS                                       EQUITY--INITIAL CLASS
                 -------------------------------------------------------------------    ------------------------------------
                  2009      2008      2007      2006      2005      2004     2003(B)     2009      2008      2007      2006
                 ------    ------    ------    ------    ------    ------    -------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 9.74    $15.87    $15.10    $12.87    $12.40    $11.32     $10.00    $ 8.87    $14.42    $13.68    $11.63
Accumulation
  Unit Value
  (end of
  period)......  $12.40    $ 9.74    $15.87    $15.10    $12.87    $12.40     $11.32    $11.32    $ 8.87    $14.42    $13.68
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   4,366     2,583     1,166       413       332       251         73    13,405    11,955     4,594     2,640
                       MAINSTAY VP ICAP SELECT EQUITY--INITIAL CLASS
                 --------------------------------------------------------
                  2005      2004      2003      2002      2001      2000
                 ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $11.18    $10.18    $ 8.07    $10.61    $11.27    $10.72
Accumulation
  Unit Value
  (end of
  period)......  $11.63    $11.18    $10.18    $ 8.07    $10.61    $11.27
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   2,904     3,342     3,407     4,314     4,211     3,356









                                             MAINSTAY VP
                                           INCOME BUILDER--                            MAINSTAY VP INCOME BUILDER--INITIAL
                                            SERVICE CLASS                                             CLASS
                 -------------------------------------------------------------------  ------------------------------------
                  2009      2008      2007      2006      2005      2004     2003(b)   2009      2008      2007      2006
                 ------    ------    ------    ------    ------    ------    -------  ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 9.63    $13.39    $12.66    $11.76    $11.23    $10.73     $10.00  $15.45    $21.45    $20.23    $18.74
Accumulation
  Unit Value
  (end of
  period)......  $11.70    $ 9.63    $13.39    $12.66    $11.76    $11.23     $10.73  $18.82    $15.45    $21.45    $20.23
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     743       731       746       720       665       501        171   4,058     4,775     6,205     7,691


                         MAINSTAY VP INCOME BUILDER--INITIAL CLASS
                 --------------------------------------------------------
                  2005      2004      2003      2002      2001      2000
                 ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $17.84    $17.01    $14.41    $17.52    $19.89    $21.09
Accumulation
  Unit Value
  (end of
  period)......  $18.74    $17.84    $17.01    $14.41    $17.52    $19.89
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   9,593    12,145    13,754    14,813    16,939    17,027




--------


(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.



(f) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.



(g) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.


                                             MAINSTAY VP
                                        INTERNATIONAL EQUITY--                                MAINSTAY VP INTERNATIONAL
                                            SERVICE CLASS                                       EQUITY--INITIAL CLASS
                 -------------------------------------------------------------------    ------------------------------------
                  2009      2008      2007      2006      2005      2004     2003(b)     2009      2008      2007      2006
                 ------    ------    ------    ------    ------    ------    -------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $14.03    $19.19    $18.59    $14.39    $13.55    $11.74     $10.00    $18.92    $25.81    $24.94    $19.26
Accumulation
  Unit Value
  (end of
  period)......  $16.47    $14.03    $19.19    $18.59    $14.39    $13.55     $11.74    $22.26    $18.92    $25.81    $24.94
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,896     1,863     1,806     1,339       869       441        114     1,985     2,432     3,273     3,643
                      MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
                 --------------------------------------------------------
                  2005      2004      2003      2002      2001      2000
                 ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $18.09    $15.63    $12.19    $12.94    $15.26    $18.88
Accumulation
  Unit Value
  (end of
  period)......  $19.26    $18.09    $15.63    $12.19    $12.94    $15.26
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   3,484     2,925     2,229     1,933     1,537     1,556








                                             MAINSTAY VP
                                          LARGE CAP GROWTH--                                    MAINSTAY VP LARGE CAP
                                            SERVICE CLASS                                       GROWTH--INITIAL CLASS
                 -------------------------------------------------------------------    ------------------------------------
                  2009      2008      2007      2006      2005      2004     2003(b)     2009      2008      2007      2006
                 ------    ------    ------    ------    ------    ------    -------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 8.31    $13.79    $11.56    $10.96    $10.67    $11.11     $10.00    $ 9.42    $15.61    $13.04    $12.33
Accumulation
  Unit Value
  (end of
  period)......  $11.44    $ 8.31    $13.79    $11.56    $10.96    $10.67     $11.11    $13.01    $ 9.42    $15.61    $13.04
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     994       785       586       419       278       191         74     2,923     3,167     3,618     4,322
                        MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
                 --------------------------------------------------------
                  2005      2004      2003      2002      2001      2000
                 ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $11.98    $12.44    $ 9.85    $13.92    $16.92    $19.06
Accumulation
  Unit Value
  (end of
  period)......  $12.33    $11.98    $12.44    $ 9.85    $13.92    $16.92
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   5,180     6,615     7,818     8,375     9,537     9,323







                                            MAINSTAY VP
                                              MID CAP
                                               CORE--                                      MAINSTAY VP MID CAP CORE--
                                           SERVICE CLASS                                          INITIAL CLASS
                 -----------------------------------------------------------------    ------------------------------------
                  2009      2008      2007      2006      2005      2004   2003(b)     2009      2008      2007      2006
                 ------    ------    ------    ------    ------    ------  -------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $10.73    $18.88    $18.28    $16.17    $14.19    $11.80   $10.00    $ 9.87    $17.34    $16.74    $14.77
Accumulation
  Unit Value
  (end of
  period)......  $14.45    $10.73    $18.88    $18.28    $16.17    $14.19   $11.80    $13.33    $ 9.87    $17.34    $16.74
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   2,647     1,202     1,176       986       740       414      125     3,684     1,936     2,539     2,876
                            MAINSTAY VP MID CAP CORE--
                                  INITIAL CLASS
                 -----------------------------------------------
                  2005      2004      2003      2002     2001(a)
                 ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $12.92    $10.73    $ 8.03    $ 9.35     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $14.77    $12.92    $10.73    $ 8.03     $ 9.35
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   3,204     2,964     2,245     1,872        734








                                                                       MAINSTAY VP
                              MAINSTAY VP                               MODERATE
                                MODERATE                                 GROWTH
                              ALLOCATION--                            ALLOCATION--
                             SERVICE CLASS                            SERVICE CLASS
                 -------------------------------------    ------------------------------------
                  2009      2008      2007     2006(g)     2009     2008      2007     2006(g)
                 ------    ------    ------    -------    -----    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......   $8.53    $11.59    $10.83     410.00    $7.88    $11.87    $11.03     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $10.42    $ 8.53    $11.59     $10.83    $9.96     $7.88    $11.87     $11.03
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   7,000     6,063     4,704      2,780    7,701     6,919     5,620      3,194









                                             MAINSTAY VP
                                           S&P 500 INDEX--                               MAINSTAY VP S&P 500 INDEX--INITIAL
                                            SERVICE CLASS                                               CLASS
                 -------------------------------------------------------------------    ------------------------------------
                  2009      2008      2007      2006      2005      2004     2003(b)     2009      2008      2007      2006
                 ------    ------    ------    ------    ------    ------    -------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......   $9.18    $14.82    $14.32    $12.61    $12.24    $11.26     $10.00    $17.13    $27.58    $26.58    $23.35
Accumulation
  Unit Value
  (end of
  period)......  $11.40    $ 9.18    $14.82    $14.32    $12.61    $12.24     $11.26    $21.33    $17.13    $27.58    $26.58
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   3,362     3,315     3,356     3,049     2,570     1,713        606     8,848    10,145    12,943    16,021


                           MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
                 ------------------------------------------------------------
                  2005      2004       2003       2002       2001       2000
                 ------    ------    -------    -------    -------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $22.60    $20.74    $ 16.41    $ 21.39    $ 24.68    $ 27.60
Accumulation
  Unit Value
  (end of
  period)......  $23.35    $22.60    $ 20.74    $ 16.41    $ 21.39    $ 24.68
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......  19,872    23,603     25,814     27,274     30,265     30,595







                                             MAINSTAY VP
                                           U.S. SMALL CAP--                              MAINSTAY VP U.S. SMALL CAP--INITIAL
                                            SERVICE CLASS                                               CLASS
                 -------------------------------------------------------------------    ------------------------------------
                  2009      2008      2007      2006      2005      2004     2003(B)     2009      2008      2007      2006
                 ------    ------    ------    ------    ------    ------    -------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $10.27    $19.79    $14.78    $13.34    $12.11    $11.63     $10.00    $ 7.42    $14.26    $10.62    $ 9.57
Accumulation
  Unit Value
  (end of
  period)......  $14.25    $10.27    $19.79    $14.78    $13.34    $12.11     $11.63    $10.32    $ 7.42    $14.26    $10.62
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,198       423       404       316       235       161         55     2,129     1,060     1,275     1,389
                      MAINSTAY VP U.S. SMALL CAP--INITIAL CLASS
                 ---------------------------------------------------
                  2005     2004     2003     2002     2001     2000
                 -----    -----    -----    -----    -----    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $8.66    $8.30    $6.07    $8.67    $9.49    $11.89
Accumulation
  Unit Value
  (end of
  period)......  $9.57    $8.66    $8.30    $6.07    $8.67    $ 9.49
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......  1,609    2,817    3,094    2,893    2,959     3,141




--------


(a) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.



(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.



(g) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.



                                                ALGER
                                              SMALL CAP
                                                GROWTH                                    ALGER SMALL CAP GROWTH--CLASS I-2
                                            CLASS S SHARES                                             SHARES
                 -------------------------------------------------------------------    ------------------------------------
                  2009      2008      2007      2006      2005      2004     2003(b)     2009      2008      2007      2006
                 ------    ------    ------    ------    ------    ------    -------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $11.47    $21.83    $18.93    $16.04    $13.95    $12.16     $10.00    $ 8.24    $15.64    $13.53    $11.43
Accumulation
  Unit Value
  (end of
  period)......  $16.42    $11.47    $21.83    $18.93    $16.04    $13.95     $12.16    $11.82    $ 8.24    $15.64    $13.53
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     522       553       592       564       364       210         55     2,517     2,981     3,861     5,028
                         ALGER SMALL CAP GROWTH--CLASS I-2 SHARES
                 --------------------------------------------------------
                  2005      2004      2003      2002      2001      2000
                 ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 9.92    $ 8.63    $ 6.15    $ 8.45    $12.16    $16.93
Accumulation
  Unit Value
  (end of
  period)......  $11.43    $ 9.92    $ 8.63    $ 6.15    $ 8.45    $12.16
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   5,793     6,515     6,994     7,192     7,864     7,657








                                                                                                                     COLUM-
                                                                                                                       BIA
                                                                                                                      SMALL
                                                                                                                       CAP
                                                                                                                      VALUE
                                                                                                                      FUND,
                                                                                                                      VARI-
                                                                                                                      ABLE
                                                                                                                     SERIE-
                                                                                                                       S--
                                                                                                                      CLASS
                                                 CALVERT VP SRI BALANCED PORTFOLIO                                      B
                 ------------------------------------------------------------------------------------------------    ------
                  2009      2008      2007      2006      2005      2004      2003      2002      2001      2000      2009
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $13.69    $20.22    $19.96    $18.61    $17.86    $16.73    $14.22    $16.41    $17.89    $18.72     $8.84
Accumulation
  Unit Value
  (end of
  period)......  $16.92    $13.69    $20.22    $19.96    $18.61    $17.86    $16.73    $14.22    $16.41    $17.89    $10.89
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     797       880     1,057     1,268     1,536     1,684     1,655     1,627     1,668     1,484     1,060
                          COLUMBIA SMALL CAP VALUE FUND,
                                VARIABLE SERIES--
                                     CLASS B
                 -----------------------------------------------
                  2008      2007      2006      2005     2004(d)
                 ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $12.48    $12.99    $11.03    $10.61     $10.00
Accumulation
  Unit Value
  (end of
  period)......   $8.84    $12.48    $12.99    $11.03     $10.61
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,131     1,274     1,275       704         49






                                              DREYFUS IP
                                         TECHNOLOGY GROWTH--                                       DREYFUS IP TECHNOLOGY
                                            SERVICE SHARES                                         GROWTH--INITIAL SHARES
                 -------------------------------------------------------------------    -------------------------------------------
                  2009      2008      2007      2006      2005      2004     2003(b)     2009     2008      2007      2006     2005
                 ------    ------    ------    ------    ------    ------    -------    -----    ------    ------    -----    -----
Accumulation
  Unit Value
  (beginning of
  period)......   $7.96    $13.74    $12.18    $11.87    $11.63    $11.77     $10.00    $5.99    $10.32     $9.12    $8.87    $8.67
Accumulation
  Unit Value
  (end of
  period)......  $12.33     $7.96    $13.74    $12.18    $11.87    $11.63     $11.77    $9.31     $5.99    $10.32    $9.12    $8.87
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     661       538       525       476       396       277        104    1,003       817     1,065    1,284    1,423
                        DREYFUS IP TECHNOLOGY
                       GROWTH--INITIAL SHARES
                 ----------------------------------
                  2004     2003     2002    2001(a)
                 -----    -----    -----    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $8.75    $5.88    $9.84     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $8.67    $8.75    $5.88      $9.84
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......  1,936    2,027      815        325






                                                                                              FIDELITY(R) VIP
                                   FIDELITY(R) VIP CONTRAFUND(R)--                         CONTRAFUND(R)--INITIAL
                                           SERVICE CLASS 2                                         CLASS
                 -------------------------------------------------------------------    ---------------------------
                  2009      2008      2007      2006      2005      2004     2003(b)     2009      2008       2007
                 ------    ------    ------    ------    ------    ------    -------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $10.97    $19.41    $16.78    $15.27    $13.27    $11.69     $10.00    $17.53    $30.93    $ 26.67
Accumulation
  Unit Value
  (end of
  period)......  $14.65    $10.97    $19.41    $16.78    $15.27    $13.27     $11.69    $23.46    $17.53    $ 30.93
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   3,793     3,621     3,275     2,697     1,792       955        318     6,908     8,044     10,034
                                FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
                 -------------------------------------------------------------------------
                   2006       2005       2004       2003       2002       2001       2000
                 -------    -------    -------    -------    -------    -------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 24.21    $ 21.00    $ 18.44    $ 14.56    $ 16.28    $ 18.82    $ 20.44
Accumulation
  Unit Value
  (end of
  period)......  $ 26.67    $ 24.21    $ 21.00    $ 18.44    $ 14.56    $ 16.28    $ 18.82
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   12,342     14,328     15,206     15,836     16,358     17,160     16,983






                                   FIDELITY(R) VIP EQUITY-INCOME--                        FIDELITY(R) VIP EQUITY-
                                           SERVICE CLASS 2                                 INCOME--INITIAL CLASS
                 -------------------------------------------------------------------    --------------------------
                  2009      2008      2007      2006      2005      2004     2003(b)     2009      2008      2007
                 ------    ------    ------    ------    ------    ------    -------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 8.77    $15.54    $15.57    $13.16    $12.64    $11.53     $10.00    $12.38    $21.89    $21.86
Accumulation
  Unit Value
  (end of
  period)......  $11.23    $ 8.77    $15.54    $15.57    $13.16    $12.64     $11.53    $15.89    $12.38    $21.89
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   2,193     2,184     2,168     1,806     1,344       810        251     4,177     4,926     6,579
                              FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
                 ----------------------------------------------------------------------
                  2006      2005       2004       2003       2002       2001      2000
                 ------    ------    -------    -------    -------    -------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $18.45    $17.67    $ 16.07    $ 12.50    $ 15.26    $ 16.29    $15.23
Accumulation
  Unit Value
  (end of
  period)......  $21.86    $18.45    $ 17.67    $ 16.07    $ 12.50    $ 15.26    $16.29
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   8,089     9,399     10,725     11,179     11,548     11,501     9,762







                                           FIDELITY(R) VIP
                                              MID CAP--                                   JANUS ASPEN BALANCED PORTFOLIO--
                                           SERVICE CLASS 2                                         SERVICE SHARES
                 -------------------------------------------------------------------    ------------------------------------
                  2009      2008      2007      2006      2005      2004     2003(c)     2009      2008      2007      2006
                 ------    ------    ------    ------    ------    ------    -------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $12.10    $20.32    $17.87    $16.12    $13.85    $11.27     $10.00    $11.69    $14.12    $12.98    $11.92
Accumulation
  Unit Value
  (end of
  period)......  $16.68    $12.10    $20.32    $17.87    $16.12    $13.85     $11.27    $14.47    $11.69    $14.12    $12.98
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   3,057     3,172     3,593     3,833     3,580     2,037        199     1,837     1,704     1,561     1,416


                     JANUS ASPEN BALANCED
                         PORTFOLIO--
                        SERVICE SHARES
                 ---------------------------
                  2005      2004     2003(b)
                 ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $11.23    $10.52     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $11.92    $11.23     $10.52
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,217       924        410




--------

(a) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.


(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.


(c) For the period September 5, 2003 (commencement of operations in the Separate Account) through December 31, 2003.


(d) For the period November 15, 2004 (commencement of operations in the Separate Account) through December 31, 2004.


                                                                                                                         JANUS
                                                                                                                         ASPEN
                                                                                                                        WORLD-
                                                                                                                         WIDE
                                                                                                                         PORT-
                                                                                                                         FOLI-
                                                                                                                          O--
                                                                                                                         SER-
                                                                                                                         VICE
                                         JANUS ASPEN BALANCED PORTFOLIO--INSTITUTIONAL SHARES                           SHARES
                 ---------------------------------------------------------------------------------------------------    ------
                  2009      2008       2007       2006       2005      2004      2003      2002      2001      2000      2009
                 ------    ------    -------    -------    -------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $21.57    $25.99    $ 23.85    $ 21.84    $ 20.52    $19.17    $17.05    $18.48    $19.66    $20.40     $8.44
Accumulation
  Unit Value
  (end of
  period)......  $26.78    $21.57    $ 25.99    $ 23.85    $ 21.84    $20.52    $19.17    $17.05    $18.48    $19.66    $11.44
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   8,472     9,780     12,429     15,886     20,068    24,437    28,250    31,372    32,862    30,425       649

                             JANUS ASPEN WORLDWIDE PORTFOLIO--
                                       SERVICE SHARES
                 ---------------------------------------------------------
                  2008      2007      2006      2005      2004     2003(b)
                 ------    ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $15.51    $14.38    $12.37    $11.88    $11.53     $10.00
Accumulation
  Unit Value
  (end of
  period)......   $8.44    $15.51    $14.38    $12.37    $11.88     $11.53
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     589       545       476       416       297        121









                                                                                                                           MFS(R)
                                                                                                                           INVES-
                                                                                                                            TORS
                                                                                                                            TRUST
                                                                                                                           SERIE-
                                                                                                                             S--
                                                                                                                            SER-
                                                                                                                            VICE
                                          JANUS ASPEN WORLDWIDE PORTFOLIO--INSTITUTIONAL SHARES                             CLASS
                 ------------------------------------------------------------------------------------------------------    ------
                  2009      2008      2007      2006       2005       2004       2003       2002       2001       2000      2009
                 ------    ------    ------    ------    -------    -------    -------    -------    -------    -------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $10.90    $19.97    $18.48    $15.85    $ 15.18    $ 14.70    $ 12.02    $ 16.36    $ 21.39    $ 25.73    $ 9.97
Accumulation
  Unit Value
  (end of
  period)......  $14.80    $10.90    $19.97    $18.48    $ 15.85    $ 15.18    $ 14.70    $ 12.02    $ 16.36    $ 21.39    $12.44
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   5,317     6,031     7,468     9,403     11,939     15,251     18,103     20,859     23,563     23,672       127

                                           MFS(R)
                                  INVESTORS TRUST SERIES--
                                       SERVICE CLASS
                 ---------------------------------------------------------
                  2008      2007      2006      2005      2004     2003(b)
                 ------    ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $15.14    $13.96    $12.56    $11.91    $10.86     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $ 9.97    $15.14    $13.96    $12.56    $11.91     $10.86
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     124       104       100        92        70         12







                                                                                                                    MFS(R)
                                                                                                                    RESEA-
                                                                                                                      RCH
                                                                                                                    SERIE-
                                                                                                                      S--
                                                                                                                     SER-
                                                                                                                     VICE
                                           MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS                              CLASS
                 -----------------------------------------------------------------------------------------------    ------
                  2009     2008      2007      2006      2005      2004      2003      2002      2001      2000      2009
                 -----    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $7.91    $11.99    $11.03    $ 9.90    $ 9.35    $ 8.52    $ 7.07    $ 9.07    $10.95    $11.12    $10.14
Accumulation
  Unit Value
  (end of
  period)......  $9.90    $ 7.91    $11.99    $11.03    $ 9.90    $ 9.35    $ 8.52    $ 7.07    $ 9.07    $10.95    $13.01
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......    897     1,050     1,374     1,764     2,160     2,599     2,885     3,138     3,303     2,695       147

                                           MFS(R)
                                     RESEARCH SERIES--
                                       SERVICE CLASS
                 ---------------------------------------------------------
                  2008      2007      2006      2005      2004     2003(b)
                 ------    ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $16.13    $14.48    $13.33    $12.56    $11.02     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $10.14    $16.13    $14.48    $13.33    $12.56     $11.02
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     141       143       130       112        74         35






                                                                                                                     MFS(R)
                                                                                                                     UTILI-
                                                                                                                      TIES
                                                                                                                     SERIE-
                                                                                                                       S--
                                                                                                                      SER-
                                                                                                                      VICE
                                               MFS(R) RESEARCH SERIES--INITIAL CLASS                                  CLASS
                 ------------------------------------------------------------------------------------------------    ------
                  2009      2008      2007      2006      2005      2004      2003      2002      2001      2000      2009
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 8.22    $13.05    $11.69    $10.73    $10.09    $ 8.84    $ 7.19    $ 9.66    $12.44    $13.25    $15.88
Accumulation
  Unit Value
  (end of
  period)......  $10.59    $ 8.22    $13.05    $11.69    $10.73    $10.09    $ 8.84    $ 7.19    $ 9.66    $12.44    $20.80
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,022     1,211     1,536     2,180     2,867     3,422     3,779     4,107     4,857     4,054     5,653
                            MFS(R) UTILITIES SERIES--
                                  SERVICE CLASS
                 -----------------------------------------------
                  2008      2007      2006      2005     2004(e)
                 ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $25.89    $20.58    $15.94    $13.86     $10.83
Accumulation
  Unit Value
  (end of
  period)......  $15.88    $25.89    $20.58    $15.94     $13.86
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   5,947     6,591     5,493     4,346      1,092






                                                                                                   ROYCE
                                                                                                 MICRO-CAP
                      NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO--                           PORTFOLIO--
                                          CLASS S                                             INVESTMENT CLASS
                 ---------------------------------------------------------    -----------------------------------------------
                  2009      2008      2007      2006      2005     2004(e)     2009      2008      2007      2006     2005(f)
                 ------    ------    ------    ------    ------    -------    ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $10.58    $18.99    $15.76    $13.96    $12.48     $10.91    $ 8.32    $14.88    $14.51    $12.16     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $13.70    $10.58    $18.99    $15.76    $13.96     $12.48    $12.97    $ 8.32    $14.88    $14.51     $12.16
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     463       525       514       349       236        109     1,531     1,370     1,353     1,051        159
                                      ROYCE
                                    SMALL-CAP
                                   PORTFOLIO--
                                 INVESTMENT CLASS
                 -----------------------------------------------
                  2009      2008      2007      2006     2005(f)
                 ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 8.81    $12.27    $12.72    $11.18     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $11.75    $ 8.81    $12.27    $12.72     $11.18
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,370     1,312     1,078       907        387






                                            T. ROWE PRICE                                    T. ROWE PRICE EQUITY INCOME
                                      EQUITY INCOME PORTFOLIO II                                      PORTFOLIO
                 -------------------------------------------------------------------    ------------------------------------
                  2009      2008      2007      2006      2005      2004     2003(b)     2009      2008      2007      2006
                 ------    ------    ------    ------    ------    ------    -------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 9.67    $15.39    $15.15    $12.94    $12.66    $11.20     $10.00    $10.70    $16.99    $16.69    $14.22
Accumulation
  Unit Value
  (end of
  period)......  $11.94    $ 9.67    $15.39    $15.15    $12.94    $12.66     $11.20    $13.26    $10.70    $16.99    $16.69
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   2,267     2,256     2,224     1,906     1,460       765        224     4,466     5,412     7,348     8,977
                            T. ROWE PRICE EQUITY INCOME PORTFOLIO
                 ----------------------------------------------------------
                   2005       2004      2003      2002      2001      2000
                 -------    -------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 13.88    $ 12.25    $ 9.90    $11.55    $11.55    $10.36
Accumulation
  Unit Value
  (end of
  period)......  $ 14.22    $ 13.88    $12.25    $ 9.90    $11.55    $11.55
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   10,552     10,397     9,625     9,056     7,398     3,679






--------


(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.



(e) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.



(f) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.


                                          UIF EMERGING MARKETS EQUITY PORTFOLIO--CLASS I
                 ------------------------------------------------------------------------------------------------
                  2009      2008      2007      2006      2005      2004      2003      2002      2001      2000
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $13.42    $31.39    $22.66    $16.76    $12.70    $10.46    $ 7.09    $ 7.89    $ 8.55    $14.27
Accumulation
  Unit Value
  (end of
  period)......  $22.48    $13.42    $31.39    $22.66    $16.76    $12.70    $10.46    $ 7.09    $ 7.89    $ 8.55
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   2,226     2,260     2,910     3,407     3,378     3,076     3,161     3,213     3,172     3,358
                                             UIF EMERGING
                                  MARKETS EQUITY PORTFOLIO--CLASS II
                 -------------------------------------------------------------------
                  2009      2008      2007      2006      2005      2004     2003(b)
                 ------    ------    ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $17.53    $41.09    $29.67    $21.93    $16.63    $13.71     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $29.40    $17.53    $41.09    $29.67    $21.93    $16.63     $13.71
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     939       803       691       526       304       134         31






                                                  VAN ECK VIP GLOBAL HARD ASSETS
                 -----------------------------------------------------------------------------------------------
                  2009      2008      2007      2006      2005      2004      2003      2002     2001      2000
                 ------    ------    ------    ------    ------    ------    ------    -----    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $21.74    $40.93    $28.55    $23.26    $15.55    $12.72    $ 8.89    $9.28    $10.51    $ 9.57
Accumulation
  Unit Value
  (end of
  period)......  $33.77    $21.74    $40.93    $28.55    $23.26    $15.55    $12.72    $8.89    $ 9.28    $10.51
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   3,361     3,276     3,524     3,296     2,840     1,271       805      714       378       469
                              VICTORY VIF DIVERSIFIED STOCK--
                                       CLASS A SHARES
                 ---------------------------------------------------------
                  2009      2008      2007      2006      2005     2004(e)
                 ------    ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 8.94    $14.59    $13.45    $12.00    $11.19     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $11.20    $ 8.94    $14.59    $13.45    $12.00     $11.19
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     550       567       545       578       483        184






--------


(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.



(e) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers life insurance policies and other annuities.


     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $99.5 billion at the end of 2009. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.


     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations, (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Fixed Account, the DCA Accounts and any other separate account of NYLIAC.


     The Separate Account currently has 66 Investment Divisions, 39 of which are available to all policy holders. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.


     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." The Funds also may make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus. The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund, Inc. and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment adviser, or its distributor.

     We receive payments or compensation from the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services We provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from "Rule 12b-1" fees charged by the Fund and deducted from Fund assets. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and in its role as an intermediary of the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.


     The amounts We receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.05% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your registered representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.


     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table.


--------------------------------------------------------------------------------------
 FUND                INVESTMENT ADVISOR    ELIGIBLE PORTFOLIOS
--------------------------------------------------------------------------------------
 MainStay VP         New York Life         MainStay VP Bond;
  Series Fund, Inc.  Investment            MainStay VP Cash Management;
                     Management LLC        MainStay VP Floating Rate;



                     Subadviser: MacKay    MainStay VP Convertible;
                     Shields LLC           MainStay VP Government;
                     ("MacKay")            MainStay VP High Yield Corporate Bond;
                                           MainStay VP International Equity;

                     Subadviser: Madison   MainStay VP Balanced;
                     Square Investors LLC  MainStay VP Common Stock;
                                           MainStay VP Conservative Allocation;
                                           MainStay VP Growth Allocation;
                                           MainStay VP Growth Equity;
                                           MainStay VP Mid Cap Core;
                                           MainStay VP Moderate Allocation;
                                           MainStay VP Moderate Growth Allocation;
                                           MainStay VP S&P 500 Index;


                     Subadviser:           MainStay VP ICAP Select Equity
                     Institutional
                     Capital LLC


                     Subadviser: Winslow   MainStay VP Large Cap Growth
                     Capital Management,
                     Inc.


                     Subadvisers: Epoch    MainStay VP Income Builder
                     Investment Partners,
                     Inc. ("Epoch") and
                     Mackay

                     Subadviser: Epoch     MainStay VP U.S. Small Cap
--------------------------------------------------------------------------------------

 The Alger           Fred Alger            Alger Small Cap Growth*
 Portfolios          Management, Inc.
--------------------------------------------------------------------------------------

 Calvert Variable    Calvert Asset         Calvert VP SRI Balanced Portfolio
 Series, Inc.        Management Company,
                     Inc.
                     Subadviser (equity
                     portion): New
                     Amsterdam Partners
                     LLC (No subadviser
                     on fixed income
                     portion)
--------------------------------------------------------------------------------------

 Columbia Funds      Columbia Management   Columbia Small Cap Value Fund, Variable
 Variable            Investment Advisers,  Series
 Insurance Trust     LLC
--------------------------------------------------------------------------------------

 Dreyfus             The Dreyfus           Dreyfus IP Technology Growth
 Investment          Corporation
 Portfolios

--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
 FUND                INVESTMENT ADVISOR    ELIGIBLE PORTFOLIOS
--------------------------------------------------------------------------------------
 Fidelity(R)         Fidelity Management
 Variable            and Research Company
 Insurance           Subadviser: Fidelity  Fidelity(R) VIP Contrafund(R)
 Products Fund       Management &
                     Research (U.K.) Inc.
                     ("FMRUK"), Fidelity
                     Management &
                     Research (Far East)
                     Inc. ("FMRFE"),
                     Fidelity Investments
                     Japan Limited
                     ("FIJL"), FMR Co.,
                     Inc. ("FMRC")

                     Subadviser: FMRC      Fidelity(R) VIP Equity-Income

                     Subadviser: FMRUK,    Fidelity(R) VIP Mid Cap
                     FMRFE, FIJL, FMRC
--------------------------------------------------------------------------------------

 Janus Aspen         Janus Capital         Janus Aspen Balanced Portfolio;
 Series              Management LLC        Janus Aspen Worldwide Portfolio
--------------------------------------------------------------------------------------

 MFS(R) Variable     MFS(R) Investment     MFS(R) Investors Trust Series;
 Insurance Trust     Management            MFS(R) Research Series;
                                           MFS(R) Utilities Series
--------------------------------------------------------------------------------------

 Neuberger Berman    Neuberger Berman      Neuberger Berman AMT Mid-Cap Growth
 Advisers            Management LLC        Portfolio
 Management Trust    Subadviser:
                     Neuberger Berman LLC
--------------------------------------------------------------------------------------

 PIMCO Variable      Pacific Investment    PIMCO Real Return
 Insurance Trust     Management Company
                     LLC
--------------------------------------------------------------------------------------

 The Royce Capital   Royce & Associates,   Royce Micro-Cap Portfolio
 Fund                LLC                   Royce Small-Cap Portfolio
--------------------------------------------------------------------------------------

 T. Rowe Price       T. Rowe Price         T. Rowe Price Equity Income Portfolio II
 Equity Series,      Associates, Inc.
 Inc.
--------------------------------------------------------------------------------------

 The Universal       Morgan Stanley        UIF Emerging Markets Equity Portfolio
 Institutional       Investment
 Funds, Inc.         Management Inc.
                     Subadvisers: Morgan
                     Stanley Investment
                     Management Limited
                     and Morgan Stanley
                     Investment
                     Management Company
--------------------------------------------------------------------------------------

 Van Eck VIP Trust   Van Eck Associates    Van Eck VIP Global Hard Assets
                     Corporation
--------------------------------------------------------------------------------------

 Victory Variable    Victory Capital       Victory VIF Diversified Stock
 Insurance Funds     Management, Inc.
--------------------------------------------------------------------------------------



* No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.



     Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers, and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an investment Division corresponding to a particular Eligible Portfolio.

     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that are available to you, including each Fund's prospectus, statement of additional information, and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.

     Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment, or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment, or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other Separate Accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the money allocated to the Fixed Accumulation Value and the DCA Advantage Plan Accounts may also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

     The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete Our approved "Transfer of Ownership" form in effect at the time of the request. This change will take effect as of the date We receive your signed form at one of the addresses noted in Question 15 of this Prospectus, subject to any payment We made or other action We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit financial and suitability information.


     Certain provisions of the policies may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your registered representative or contact Us for specific information that may be applicable to your state.


     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU


     In addition to the New York Life Variable Annuity policy described in this Prospectus, We offer other variable annuities, each having different features, fees and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.



     The following charts outline some of the different features for each New York Life variable annuity We offer. The availability of optional policy features such as those mentioned in the chart may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the policy date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.





      You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your Registered Representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.



     In most jurisdictions, as of May 1, 2010, only the following four products are available for new sales.



--------------------------------------------------------------------------------------------------------------------------
                                     NEW YORK LIFE          NEW YORK LIFE          NEW YORK LIFE          NEW YORK LIFE
                                     PREMIER PLUS              PREMIER            COMPLETE ACCESS       FLEXIBLE PREMIUM
                                   VARIABLE ANNUITY       VARIABLE ANNUITY       VARIABLE ANNUITY       VARIABLE ANNUITY
--------------------------------------------------------------------------------------------------------------------------
Surrender Charge Period          8 Years (8%, 8%, 7%,   7 Years (8%, 7%, 6%,           None           9 Years (7%, 7%, 7%,
                                    6%, 5%, 4%, 3%,       5%, 4%, 3%, 2% --                            6%, 5%, 4%, 3%, 2%,
                                  2% -- based on each       based on each                                1% -- based on
                                    premium payment        premium payment                                policy date)
                                         date)                  date)
--------------------------------------------------------------------------------------------------------------------------
DCA Advantage Plan                   Yes (6 month           Yes (6 month                No                     No
                                       account)               account)
--------------------------------------------------------------------------------------------------------------------------
Interest Sweep                            Yes                    Yes                    Yes                    Yes
--------------------------------------------------------------------------------------------------------------------------
Premium Credit                            Yes                    No                     No                     No
--------------------------------------------------------------------------------------------------------------------------
Fixed Account                             Yes                    Yes                    Yes                    Yes
                                       One-Year               One-Year               One-Year               One-Year
--------------------------------------------------------------------------------------------------------------------------
Annual Death Benefit Reset       Ages 65 or             Ages 65 or             Ages 65 or                      N/A
Rider (ADBR) Charge*             Younger: 0.30%         Younger: 0.30%         Younger: 0.30%
                                 Ages 66-75: 0.35%      Ages 66-75: 0.35%      Ages 66-75: 0.35%
--------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk and   Accumulation Value     Accumulation Value             1.65%                  1.40%
Administration Costs Charge      Based: 1.65%(1)        Based: 1.35%(1)        Based on assets of     Based on assets of
                                 Premium Based:         Premium Based:         the Separate           the Separate
                                 1.75%(2)               1.55%(2)               Account.(1)            Account.(1)
--------------------------------------------------------------------------------------------------------------------------
Annual Policy Service Charge              $30                    $30                    $40                    $30
--------------------------------------------------------------------------------------------------------------------------
Minimum Cash Value Required to         $100,000               $100,000               $100,000                $20,000
Waive Annual Policy Service
Charge
--------------------------------------------------------------------------------------------------------------------------




    All policies and features may not be available in all jurisdictions.


*    May be lower if IPP + ADBR package is selected.


(1) Charge is reflected in the Accumulation Unit Value.


(2) Charge is not reflected in the Accumulation Unit Value.

In jurisdictions where the products in the preceding chart are not yet available for sale, products with the features described in the chart below are available.



----------------------------------------------------------------------------------------------------------------------
                                                       NEW YORK LIFE           NEW YORK LIFE          NEW YORK LIFE
                              NEW YORK LIFE                ELITE            PREMIUM PLUS ELITE       PREMIUM PLUS II
                            VARIABLE ANNUITY         VARIABLE ANNUITY        VARIABLE ANNUITY       VARIABLE ANNUITY
----------------------------------------------------------------------------------------------------------------------
Surrender Charge            6 Years (7%, 7%,       8 Years (8%, 8%, 8%,      10 Years (8%, 8%,    8 Years (8%, 8%, 8%,
Period                         7%, 6%, 5%,            7%, 6%, 5%, 4%,       8%, 7%, 6%, 5%, 4%,      7%, 6%, 5%, 4%,
                           4% -- based on each      3% -- based on each     3%, 3%, 3% -- based    3% -- based on each
                          premium payment date)   premium payment date)*      on each premium        premium payment
                                                                              payment date)*             date)*
----------------------------------------------------------------------------------------------------------------------
DCA Advantage Plan        Yes (6, 12, 18 month     Yes (6 month account)       Yes (6 month           Yes (6 month
                                accounts)                                        account)               account)
----------------------------------------------------------------------------------------------------------------------
Interest Sweep                     Yes                      Yes                     Yes                    Yes
----------------------------------------------------------------------------------------------------------------------
Premium Credit                     No                       No                      Yes                    Yes
----------------------------------------------------------------------------------------------------------------------
Fixed Account                      Yes                      Yes                     Yes                    Yes
                                One-Year                 One-Year                 One-Year               One-Year
----------------------------------------------------------------------------------------------------------------------
Reset Death Benefit          Annual reset to             Optional                Optional            Annual reset to
Guarantee                        age 85               Annual reset to         Annual reset to            age 80
                                                          age 80                  age 80
----------------------------------------------------------------------------------------------------------------------
Annual Death Benefit               N/A            Ages 65 or               Ages 65 or                      N/A
Reset Charge                                      younger:         0.30%   younger:       0.30%

                                                  Ages 66 to 75:   0.35%   Ages 66 to 75: 0.35%
----------------------------------------------------------------------------------------------------------------------
Mortality and Expense             1.40%                    1.70%                   1.90%                  1.75%
Risk and                 Based on assets of       Based on Adjusted        Based on Adjusted      Based on assets of
Administration Costs     the Separate             Premium Payments.        Premium Payments.      the Separate
Charge                   Account.                 Charge is not            Charge is not          Account.
                         Charge is reflected      reflected in the         reflected in the       Charge is reflected
                         in the Accumulation      Accumulation Unit        Accumulation Unit      in the Accumulation
                         Unit Value               Value                    Value                  Unit Value
----------------------------------------------------------------------------------------------------------------------
Annual Policy                 Lesser of $30                 $30                     $30                    $30
Service Charge            or 2% of Accumulation
                                  Value
----------------------------------------------------------------------------------------------------------------------
Minimum Cash Value               $20,000                 $100,000                $100,000               $100,000
Required to Waive
Annual Policy Service
Charge
----------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------
                              NEW YORK LIFE            NEW YORK LIFE
                            FLEXIBLE PREMIUM              ACCESS
                            VARIABLE ANNUITY         VARIABLE ANNUITY
------------------------------------------------------------------------
Surrender Charge          9 Years (7%, 7%, 7%,             None
Period                     6%, 5%, 4%, 3%, 2%,
                          1% -- based on policy
                                  date)
------------------------------------------------------------------------
DCA Advantage Plan                 No                       No
------------------------------------------------------------------------
Interest Sweep                     Yes                      No
------------------------------------------------------------------------
Premium Credit                     No                       No
------------------------------------------------------------------------
Fixed Account                      Yes                      Yes
                                One-Year                 One-Year
------------------------------------------------------------------------
Reset Death Benefit          3 year reset to          Annual reset to
Guarantee                        age 85                   age 80

------------------------------------------------------------------------
Annual Death Benefit               N/A                      N/A
Reset Charge
------------------------------------------------------------------------
Mortality and Expense             1.40%                    1.55%
Risk and                 Based on assets of the   Based on assets of the
Administration Costs     Separate                 Separate
Charge                   Account.                 Account.
                         Charge is reflected      Charge is reflected
                         in the Accumulation      in the Accumulation
                         Unit Value               Unit Value
------------------------------------------------------------------------
Annual Policy                      $30                     $40*
Service Charge
------------------------------------------------------------------------
Minimum Cash Value               $20,000                  $50,000
Required to Waive
Annual Policy Service
Charge
------------------------------------------------------------------------



    All policies and features may not be available in all jurisdictions.
 *   May be different in some jurisdictions.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.

     (1) Section 403(b) TSAs purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions, in each case in accordance with the employer's plan document and/or applicable tax requirements (see FEDERAL TAX MATTERS--Qualified Policies--Important Information Regarding Final Code Section 403 (b) Regulations). We will no longer be accepting contributions or issuing new policies for ERISA 403(b) plans;

     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including: Roth IRAs, Inherited IRAs, SEPs and SIMPLE IRAs.

     Please see "FEDERAL TAX MATTERS" for a detailed description of these plans.

     If you are considering the purchase of a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified Retirement Plan such as a plan qualifying under Section 401(a) of the Code, you should be aware that this Policy will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. The additional features and benefits include:

     - A guaranteed death benefit, as explained in this Prospectus.

     - The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.

     - A Fixed Account that features a guaranteed fixed interest rate.

     - An optional Interest Sweep feature that automatically allocates interest earned on monies in the Fixed Account to other Investment Divisions offered under the Policy.

     - The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.

     These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because of the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS

     To purchase a policy, you must complete an application. The application is sent by your Registered Representative to NYLIAC's Cleveland or Dallas Service Center with your initial premium payment. (Initial premium payments received in connection with 1035 exchanges, rollovers and TSAs must be sent to either the Cleveland or Dallas Service Center, or one of the addresses noted in Question 17 of this Prospectus.) If the application is complete and accurate, and We have received all other information necessary to process the application, We will credit the initial premium payment to the investment options you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center. (Or, in the case of initial premium payments received in connection with 1035 exchanges, rollovers and TSAs, at the Cleveland or Dallas Service Centers or at one of the addresses noted in Question 17 of this Prospectus.) If We cannot credit the initial premium payment within five Business Days after We receive it because the application is incomplete or inaccurate, We will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will refund the initial premium payment immediately.

     Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Generally, only one policyowner is named. If We issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. ACCEPTANCE OF INITIAL AND SUBSEQUENT PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.

     You may allocate premium payments in up to 40 Investment Divisions, 39 of which are available to all policyholders, as well as the DCA Advantage Plan Accounts and the Fixed Account. Moreover, you may increase or decrease the percentages of premium payments (which must be in whole number percentages), allocated to each Allocation Alternative or the DCA Advantage Plan Account at the time a premium payment is made.


     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies ($4,000 for SIMPLE IRAs) and $5,000 for Non-Qualified Policies. You may make additional premium payments of at least $500 each or such lower amount as We may permit at any time. For residents of the states of Maryland, New Jersey and Washington, however, additional premium payments may only be made until 12 months after either the Annuitant reaches age 64 or the fourth Policy Year, whichever is later. The current available methods of payment are direct payments to NYLIAC or any other method agreed to by Us. You may make premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments We accept is $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment. You must allocate a minimum of $5,000 to the DCA Advantage Plan Account.

     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by applicable law.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until VPSC receives a written request to reinstate it in a form acceptable to Us at one of the addresses noted in Question 15 of this Prospectus, and We agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")


     You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to VPSC at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom you purchased it, with a written request for cancellation. Except in states where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the registered representative through whom you purchased the policy or VPSC receives the policy along with a written request for cancellation in a form acceptable to Us, but without any deduction for premium taxes or a surrender charge. We will set forth the provision in your policy.


     ISSUE AGES

     To purchase a Non-Qualified Policy you and the Annuitant must not be older than age 75. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 85, (age 80 in New York and Pennsylvania), unless We agree otherwise.

     For IRA, Roth IRA, SIMPLE IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 75, (0-75 for Inherited IRAs). We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 85, unless otherwise limited by the terms of a particular plan or unless We agree otherwise.

     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date. In addition, you can also transfer from the DCA Advantage Plan Accounts. You may not make transfers into the DCA Advantage Plan Accounts. Except in connection with transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options, the minimum that you may transfer from one Investment Division to other Investment Divisions or to the Fixed Account is $500. Except for the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, if the value of the remaining Accumulation Units in an Investment Division or the Fixed Account would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.

     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation Interest Sweep, and the DCA Advantage Plan options will not count as a transfer toward the twelve transfer limit. You can make transfers from the Fixed Account to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. Transfers into the Fixed Account may be subject to restrictions. (See "THE FIXED ACCOUNT.")

     You can request a transfer by any of the four methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures. (See "Virtual Service Center (VSC) and Interactive Voice Response System (IVR).")

          - submit your request in writing on a form We approve to VPSC at one of the addresses listed in Question 15 of this Prospectus (or any other address We indicate to you in writing);

          - use the IVR at 800-598-2019;

          - speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern
            Time); or

          - make your request through the Virtual Service Center.


     NYLIAC is not liable for any loss, cost or expense for action based on telephone instructions which are believed to be genuine in accordance with these procedures. Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time or received on a non-Business Day, will be priced as of the next Business Day.


     For more details, see "Virtual Service Center and Interactive Voice Response System."

     LIMITS ON TRANSFERS

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund

     - limit the dollar amount, frequency, or number of transfers.

     Currently, if you or someone acting on your behalf requests BY TELEPHONE AND/OR ELECTRONICALLY transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, We will send you a letter notifying you that the transfer limitation has been exceeded. If We receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by VPSC at one of the addresses listed in Question 15 of this Prospectus. We will provide you with written notice when We take this action.

     We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP Cash Management Investment Division within six months of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.

     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, a Fund may require Us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.

     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

     - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.

     - Other insurance companies that invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including ours, whose variable investment options correspond to the affected underlying Fund portfolios.

     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

         (1) an adverse effect on portfolio management, such as:

             (a) impeding a portfolio manager's ability to sustain an investment objective;

             (b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

             (c) causing an underlying Fund portfolio to liquidate investments prematurely (or at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

          (2) increased administrative and Fund brokerage expenses.

          (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

VIRTUAL SERVICE CENTER (VSC) AND INTERACTIVE VOICE RESPONSE SYSTEM (IVR)


     Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers.

     We may revoke VSC and IVR Privileges for certain policyowners (see "Transfer Limits").

     To enable you to access the IVR, you will automatically receive a Personal Identification Number ("PIN"). Along with your Social Security Number, the PIN will give you access to the IVR using the toll-free number 1-800-598-2019. You should protect your PIN and your Social Security number, because Our self-service options will be available to anyone who provides your Social Security number and your PIN; We will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.

     In order to obtain policy information online via the VSC, you are required to register for access. Visit WWW.NEWYORKLIFE.COM/VSC and click the "Register Now" button to enroll. You will be required to register a unique User Name and Password to gain access. In a safe and secure environment, you can, among other things, access policy values, change your address, download service forms, view policy statements, and submit policy transactions.

     As described herein, We will use reasonable procedures to make sure that the instructions We receive through the VSC and IVR are genuine. We are not responsible for any loss, cost, or expense for any actions We take based on instructions received through IVR or VSC that We believe are genuine. We will confirm all transactions in writing.

     Service requests are binding on all owners if the policy is jointly owned. Financial requests received after 4:00 p.m. (Eastern Time) or on non-Business Days will be processed as of the next Business Day.

     We make the VSC and IVR available at Our discretion. In addition, availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while the VSC or IVR is unavailable. If you are experiencing problems, you can send service requests to Us at one of the addresses listed in Question 15 of this Prospectus.

     VSC

     The VSC is open Monday through Friday, from 7 a.m. until 4 a.m. and Saturday, from 7 a.m. until 10 p.m. (Eastern Time).

     The VSC enables you to:


          - e-mail your registered representative or VPSC;


          - obtain current policy values;

          - transfer assets between investment options;

          - change the allocation of future premium payments;

          - reset your password;

          - change your address;

          - obtain service forms; and

          - view and download policy statements

     The VSC enables you to sign-up to receive future prospectuses and policyowner annual and semi-annual reports for your Policy online at www.newyorklife.com/vsc. Electronic delivery is not available for policies that are owned by corporations, trusts or organizations at this time.

     IVR

     The IVR is available 24 hours a day, seven days a week. We record all calls.

     The IVR enables you to:

          - obtain current Policy values;

          - transfer assets between investment options;

          - change the allocation of future premium payments; and

          - speak with one of Our Customer Service Representatives on Business Days, between the hours of 9:00 a.m. to 6:00 p.m. (Eastern Time).

     You may authorize a third party to have access to your policy information and to make fund transfers, allocation changes and other permitted transactions by completing a telephone request form. To authorize a third party to have access to your policy information and to make fund transfers, allocation changes and other permitted transactions, you must send VPSC a Telephone Request Form completed in a form acceptable to Us to one of the addresses noted in Question 15 of this Prospectus. The Customer Service Representative will require certain identifying information, (Social Security number, address of record, date of birth), before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See "The Policies--Transfers" for information on how to transfer assets between Investment Divisions.


     NYLIAC does not permit current or former registered representatives to obtain authorization to effect policy transactions through the Telephone Request Form. Authorization to these Registered Representatives will be limited to accessing policy information only.



     You may authorize Us to accept electronic instructions from your registered representative or the registered service assistant assigned to your policy in order to perform premium allocations, transfers and changes to your investment objective and/or risk tolerance. To authorize the registered representative(s) or the registered service assistants assigned to your policy to perform premium allocations and transfers, you must send VPSC a completed Trading Authorization Form to one of the addresses listed in Question 15 of this Prospectus. We may revoke Trading Authorization privileges for certain policyowners (See "Limits on Transfers"). Trading Authorization may be elected, changed or canceled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.


     Faxed requests are not acceptable and will not be honored at any time. In addition, We will not accept e-mailed requests for policy transactions or e-mails of imaged, signed service requests. E-mail inquiries that are non-transactional may be sent through Our Virtual Service Center once they have passed all security protocols to identify the policyowner.

     DOLLAR COST AVERAGING PROGRAMS

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. In states where approved, NYLIAC also offers the DCA Advantage Plan under which you may utilize the 6-month, 12-month or 18-month DCA Accounts. (See "THE POLICIES--The DCA Advantage Plan.") We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year.

     We have set forth below an example of how dollar cost averaging works. In the example, We have assumed that you want to transfer $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:

              AMOUNT      ACCUMULATION    ACCUMULATION UNITS
 MONTH     TRANSFERRED     UNIT VALUE          PURCHASED
   1           $100          $10.00              10.00
   2           $100          $ 8.00              12.50
   3           $100          $12.50               8.00
   4                                             13.33
               $100          $ 7.50

 Total         $400          $38.00              43.83


                The average unit price is calculated as follows:

 Total share price        $38.00
------------------   =    ------    =    $9.50
 Number of months            4

                 The average unit cost is calculated as follows:

 Total amount transferred        $400.00
 ------------------------   =    -------    =    $9.13
  Total units purchased           43.83



     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     (a) Traditional Dollar Cost Averaging

     This option, which is available at no additional cost, permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions and/or the Fixed Account. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers, (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance in the Investment Division you are transferring from is less than $100, the traditional Dollar Cost Averaging Option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month except the 29th, 30th or 31st. In order to process transfers under Our Traditional Dollar Cost Averaging option, VPSC must have received a completed Traditional Dollar Cost Averaging request form at one of the addresses listed in Question 15 of this Prospectus no later than five Business Days prior to the date the transfers are to begin. If your Traditional Dollar Cost Averaging request form for this option is received less than five Business Days prior to the date you request it to begin, the Dollar Cost Averaging transfer will commence on the day requested in the following month. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests.

     You may cancel the Traditional Dollar Cost Averaging option at any time. To cancel the Traditional Dollar Cost Averaging option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     (b) The DCA Advantage Plan

     This option, which is available at no additional cost, permits you to set up automatic dollar cost averaging using the 6-month, 12-month and/or 18-month DCA Advantage Plan Accounts when an initial premium payment or a subsequent premium payment is made. You can request the DCA Advantage Plan in addition to the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options. In order to obtain the DCA Advantage Account you must send a completed DCA Advantage Account request form to VPSC at one of the addresses listed in Question 15 of this Prospectus.

     You can enroll in any one, two or all three DCA Advantage Plan Accounts. YOU MUST ALLOCATE A MINIMUM OF $5,000 IN EACH DCA ADVANTAGE PLAN ACCOUNT THAT IS SELECTED. If you send less than the $5,000 minimum to be allocated to a DCA Advantage Plan Account, the payment will be automatically applied to the Investment Divisions and/or Fixed Account that you have specified to receive transfers from such DCA Advantage Plan Account. You must specify the Investment Divisions into which transfers from the DCA Advantage Plan Accounts are to be made. However, you may not select a DCA Advantage Plan Account with a duration which would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Plan Accounts will be transferred to the Investment Divisions in 6 monthly transfers if the 6-month DCA Advantage Plan Account is selected, in 12-monthly or 4-quarterly transfers if the 12-month DCA Advantage Plan Account is selected or in 18-monthly or 6-quarterly transfers if the 18-month DCA Advantage Plan Account is selected. For monthly transfers, dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month), each subsequent month for the duration of the DCA Advantage Plan Account. For quarterly transfers, dollar cost averaging will begin three months from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) every subsequent three month period for the duration of the DCA Advantage Plan Account. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly or quarterly transfers and the remaining value in a DCA Advantage Plan Account. For example, the amount of the first monthly transfer out of a 6-month DCA Advantage Plan Account will equal 1/6 of the value of the DCA Advantage Plan Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Plan Account on the date of each transfer.


     You may have a 6-month, a 12-month and an 18-month DCA Advantage Plan Account open simultaneously in accordance with established procedures. However, you may not have more than one DCA Advantage Plan Account with the same duration open at the same time. Accordingly, any subsequent premium payment We receive for a duration that is already open will be allocated to that same DCA Advantage Plan Account already opened. The entire value of the DCA Advantage Plan Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the 12-month DCA Advantage Plan Account under which the 12-month term will end on December 31, 2010 and you make a subsequent premium payment to the 12-month DCA Advantage Plan Account before December 31, 2010, We will allocate the subsequent premium payment to the same 12-month DCA Advantage Plan Account already opened and transfer the entire value of the 12-month DCA Advantage Plan Account to the Investment Divisions and/or Fixed Account by December 31, 2010 even though a portion of the money was not in that DCA Advantage Plan Account for the entire 12-month period. If an additional premium payment is allocated to a DCA Advantage Plan account after the duration has expired, the Plan will be re-activated and will earn the interest rate in effect on the Business Day the new premium payment is received at VPSC.


     You can make partial withdrawals and transfers, (in addition to the automatic transfers described above), from the DCA Advantage Plan Accounts. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.

     YOU CANNOT MAKE TRANSFERS INTO THE DCA ADVANTAGE PLAN ACCOUNTS FROM ANY ALLOCATION ALTERNATIVE.

     AUTOMATIC ASSET REALLOCATION


     This option, which is available at no additional cost, allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Division's investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur (with the exception of the 29th, 30th or 31st of a month). To process an Automatic Asset Reallocation transfer, you must send a completed Automatic Asset Reallocation request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. VPSC must receive the completed Automatic Asset Reallocation request form at least five Business Days before the date transfers are scheduled to begin. If your completed Automatic Asset Reallocation request form for this option is received less than five Business Days prior to the date you request it to begin, the Automatic Asset Reallocation transfer will commence on the day requested in the following month. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Accumulation Value required to elect this option is $2,500. There is no minimum amount that you must allocate among the Investment Divisions under to this option. A previously established Automatic Asset Reallocation will be automatically cancelled if We process a separate request to transfer funds among the Investment Divisions, Fixed Account and DCA Advantage Plan Account, or a request to change your premium allocations, unless you modify your Automatic Asset Reallocation so that it is consistent with your transfer or premium allocation instructions within one Business Day after We receive your request.


     You can cancel the Automatic Asset Reallocation option at any time. To cancel the Automatic Asset Reallocation Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC may also cancel this option if the Variable Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option.

     INTEREST SWEEP

     This option, which is available at no additional cost, allows the interest earned on monies allocated to the Fixed Account to be transferred from the Fixed Account to one or any combination of Investment Divisions. You must specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers (except the 29th, 30th or 31st of a month). To process an Interest Sweep transfer, you must send a completed Interest Sweep request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. VPSC must receive a completed Interest Sweep request form at least five Business Days prior to the date the transfers are scheduled to begin. If VPSC does not receive a completed Interest Sweep request form within the five Business Days, the Interest Sweep transfer will commence on the day requested in the following month. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at Our discretion. NYLIAC will make all Interest Sweep transfers on the day that you specify or on the next Business Day, (if the day you have specified is not a Business Day).

     You may request the Interest Sweep option in addition to either the traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Plan. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Plan, We will process the Interest Sweep transfer first.

     You can cancel the Interest Sweep option at any time. To cancel the Interest Sweep Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. We may also cancel this option if the Fixed Accumulation Value is less than $2,500, or such lower amount as We may determine.

     To establish a new Interest Sweep transfer after the option has been cancelled, you must send a completed Interest Sweep request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. VPSC must receive a completed Interest Sweep request form at least five Business Days prior to the date transfers are scheduled to begin. If VPSC does not receive a completed Interest Sweep request form at least five Business Days prior to the date you request it to begin, transfers will begin on the day of the month you specify in the month following the receipt of your request. Faxed requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at Our discretion.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions, DCA Advantage Plan Accounts, or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25, or such lower amount as We may permit. We will allocate all additional premium payments to the Investment Divisions and/or Fixed Account as requested.

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary with the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "THE FIXED ACCOUNT" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The SAI contains a detailed description of how We value the Accumulation Units.

     RIDERS

     We include two riders under the policy at no additional charge: an Unemployment Benefit Rider, for Non-Qualified, IRA, SEP IRA, Roth IRA, Inherited IRA and SIMPLE IRA policies, and a Living Needs Benefit Rider, for all types of policies. These two Riders are described below and both provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. We also offer the Investment Protection Plan and Enhanced Beneficiary Benefit Riders each of which is available at an additional cost. We also include the Enhanced Spousal Continuance Rider (if the EBB Rider is elected) and a Upromise Account Rider, each of which is available at no additional cost. The riders are only available in those jurisdictions where they have been approved. Please consult with your registered representative regarding the availability of these riders in your jurisdiction.


     (a) Living Needs Benefit Rider

     If the Annuitant enters a nursing home, becomes terminally ill or disabled, you, the policyowner, may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. You, the policyowner, are no longer eligible for the disability benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your documentation in a form acceptable to Us at VPSC. There is no additional charge for this rider.

     (b) Unemployment Benefit Rider

     For all Non-Qualified, IRA, SEP IRA, Roth IRA, Inherited IRA and SIMPLE IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy to 50% of the policy's Accumulation Value without paying surrender charges. This rider can only be used once. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification at VPSC. There is no additional charge for this rider.

     (c) Investment Protection Plan Rider (optional)

     THE INVESTMENT PROTECTION PLAN RIDER IS AVAILABLE ONLY IN STATES WHERE APPROVED. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. To select this rider while the policy is in force, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. While this rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Investment Protection Plan Rider Charge.") When you make a partial withdrawal, We will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy, (including any amount withdrawn for the surrender charge), divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

     The amount that is guaranteed under the rider will depend on when you select or reset it:

            (i) At the time of application: The amount that is guaranteed will equal the initial premium payment plus any additional premium payments We receive in the first Policy Year, less all proportional withdrawals. Premium payments made after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.

           (ii) While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals. The rider will take effect on the next Policy Anniversary following the date VPSC receives your application for the rider at one of the addresses listed in Question 15 of this Prospectus.

          (iii) Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect. To reset the guaranteed amount, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See "CHARGES AND DEDUCTIONS--Other

                Charges--Investment Protection Plan Rider Charge" and "CHARGES AND DEDUCTIONS--Other Charges--Rider Risk Charge Adjustment.")

     In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner described above.

     You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of (1) the effective date of the rider or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send Us a written request to surrender the policy in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age 59 1/2.


     You may cancel this rider within 30 days after the delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. To cancel the rider, you must return it to VPSC at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom you purchased it with a written request for cancellation. Upon receipt of this request, We will promptly cancel the rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, to the extent permitted by state law, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any Investment Protection Plan Rider charge that may have been deducted. (See "CHARGES AND DEDUCTIONS--Other Charges--Rider Risk Charge Adjustment.") The cancellation of the rider will be effective as of the date either VPSC or the registered representative receives your cancellation request.


     This rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA, SEP IRA, and SIMPLE IRA policies if the policyowner is age 65 or younger on the date the rider takes effect. The rider is not available on TSA and Inherited IRA policies.

     Because this rider generally provides protection against decreases in the policy's Accumulation Value due to negative investment performance, this rider may not be a benefit to you if all or most of your Accumulation Value is allocated to the Fixed Account. You should select this rider only if you have or intend to have most or all of your Accumulation Value allocated to the Investment Divisions.

     This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years. In addition, this rider has no impact on any amount paid upon your death or the death of the Annuitant.

     Partial withdrawals will reduce the guaranteed amount and the amount of charges assessed for the rider. However, please note that charges assessed for this rider prior to the date of any partial withdrawal (including required minimum distributions from IRAs) will not be retroactively adjusted.

     We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals (including required minimum distributions from IRAs) will impact the guaranteed amount. In this example, We have assumed the following:

          (1) the rider is selected at the time of application;

          (2) an initial premium payment of $100,000 is made;

          (3) no additional premium payments are made;

          (4) a withdrawal of $20,000 is made in the eighth Policy Year;

          (5) the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

          (6) the Accumulation Value on the tenth Policy Anniversary has decreased to $50,000.

     The guaranteed amount at time of application was $100,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

            Proportional withdrawal = ($20,000/$80,000)x $100,000 = $25,000

     To determine the new guaranteed amount after the withdrawal, We subtracted the amount of the proportional withdrawal from the initial guaranteed amount; ($100,000 - $25,000) = $75,000. If this policy is surrendered in the tenth Policy Year, the policyowner receives $75,000 even though the Accumulation Value has decreased to $50,000.

     (d) Enhanced Beneficiary Benefit Rider (optional)

     THE EBB RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you or the Annuitant (if you are not the Annuitant) die prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

     While this rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds at VPSC. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:


            AGE OF OLDEST OWNER
           OR ANNUITANT AT ISSUE                    RANGE OFAPPLICABLE PERCENTAGES
           ---------------------                    ------------------------------
70 OR YOUNGER                                NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                           NOT LESS THAN 20% NOR GREATER THAN 40%




     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.


     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro-rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary at VPSC. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this Rider, the applicable percentage will appear on your Policy Data Page. Please check with your Registered Representative for further details.

     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, (See, "THE POLICIES--Riders--Enhanced Spousal Continuance Rider"), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in THE POLICIES--Riders--Enhanced Spousal Continuance Rider, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner, (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted, (as of the date We receive due proof of death and all other requirements at VPSC), to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

     Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this rider. In this example, We assume the following:

     1. The rider is elected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment, (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000, (since there have been no previous withdrawals);

     5. You, (or the Annuitant, if you are not the Annuitant), die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated, (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) x $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments, (after the withdrawal), is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

     Third, the Gain is calculated, (Accumulation Value - Adjusted Premium Payments):

                         Gain = $250,000 - $184,000 = $66,000

     Finally, the Enhanced Beneficiary Benefit amount is calculated, (Gain multiplied by the applicable EBB rider percentage):

                Enhanced Beneficiary Benefit = $66,000 x 50% = $33,000

     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.


     (e) Enhanced Spousal Continuance Rider (optional)

     If you elect the EBB Rider at the time of application, (see above), your policy will, subject to state availability, also include the Enhanced Spousal Continuance, ("ESC"), Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs or Section 457 deferred compensation plans.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner, (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all necessary requirements at VPSC) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record, (excluding the DCA Advantage Plan Accounts).

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     (f) Upromise Account Rider (optional)

     THE UPROMISE ACCOUNT RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The Upromise Rider is available only on Non-Qualified Policies funded directly by you (non-Section 1035 exchanged policies). For you to qualify for the benefit of this rider, We require that you either have a valid Upromise Account at the time of application, or that you open one within 90 days of the policy delivery date, and that you register the policy with Upromise within 90 days of the policy delivery date. Once We confirm that you have met all requirements, We will deposit the amount of $40 into your Upromise Account no sooner than 30 days but no later than 60 days from the date you register the policy with Upromise. The cost basis of your variable annuity for tax purposes will be lowered by the amount of Our contribution to your Upromise Account. For additional information on the Upromise Program, you may visit the Upromise web site at www.upromise.com.

     The Upromise Account Rider will automatically terminate 90 days after the policy delivery date if at the time of application you do not have a valid Upromise Account, or you do not open one within 90 days of the policy delivery date. The Rider will also automatically terminate if you fail to register the policy with Upromise within 90 days of the policy delivery date, or if Upromise, (or a successor organization), ceases operation before the one-time amount of $40 is deposited into your Upromise Account.

     POLICYOWNER INQUIRIES


     Your inquiries and written requests for service must be addressed to NYLIAC as indicated in the responses to Questions 15, 16 and 17 of this Prospectus. Facsimile requests for service will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact Us in writing and provide Us with all relevant details. To correct an error, We must receive your request for correction within 15 days of the date of the confirmation and/or quarterly statement with the transaction in question. Your statement must include the nature of the error, the date of the error, the corresponding telephone reference number if applicable and any other relevant details.


     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks ("Check-o-Matic"), payments forwarded by your employer ("list billing"), or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE QUESTION 16 OF THIS PROSPECTUS). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. IN ADDITION, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES


     Since no deduction for a sales charge is made from premium payments, We impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.


     If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative and/or the DCA Advantage Plan

Accounts is less than the necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative and/or the DCA Advantage Plan Accounts.

     The maximum surrender charge will be 7% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, We deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first three Payment Years following the premium payment to which such withdrawal or surrender is attributable is 7% of the amount withdrawn or surrendered. This charge then declines by 1% per year for each additional Payment Year, until the sixth Payment Year, after which no charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

PAYMENT YEAR                                                        CHARGE
------------                                                        ------


1.................................................................    7%
2.................................................................    7%
3.................................................................    7%
4.................................................................    6%
5.................................................................    5%
6.................................................................    4%
7+................................................................    0%


     In no event will the aggregate surrender charge applied under the policy exceed 8.5% of the total premiums paid.

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:

     (a) on amounts you withdraw in any one Policy Year that are less than or equal to the greater of (i) 10% of the Accumulation Value at the time of surrender or withdrawal, less any prior surrender charge free withdrawals during the Policy Year, or (ii) 10% of the Accumulation Value as of the prior Policy Anniversary (10% of the premium payment if the withdrawal is made in the first Policy Year), less any prior Surrender Charge free withdrawals during the Policy Year, or (iii) the Accumulation Value less accumulated premium payments.

     (b) if NYLIAC cancels the policy;

     (c) when We pay proceeds upon the death of the policyowner or the Annuitant;

     (d) when you select an Income Payment Option in any Policy Year after the first Policy Anniversary;

     (e) when a required minimum distribution calculated based on the value of this policy is made under a Qualified Policy, (this amount will, however, count against the first exception);

     (f) on withdrawals at age 59 1/2 or older if the policy is tax-qualified and if the money withdrawn from the policy was transferred or rolled over from a NYLIAC fixed deferred annuity policy; and

     (g) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider.

     (h) on monthly or quarterly periodic partial withdrawals made pursuant to
         Section 72(t)(2)(A)(iv) of the Code.

     OTHER CHARGES

     (a) Mortality and Expense Risk Charges


     Prior to the Annuity Commencement Date, NYLIAC imposes risk charges to compensate it for bearing certain mortality and expense risks under the policies. This charge is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account and is deducted daily. We guarantee that these charges will not increase. If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these proceeds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.


     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

     (b) Administration Fee

     Prior to the Annuity Commencement Date, We impose an administration fee intended to cover the cost of providing policy administration services. This charge is equal, on an annual basis, to 0.15% of the net asset value of the Separate Account and is deducted daily.

     (c) Policy Service Charge

     We deduct an annual policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $20,000. This charge is the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year and on the date of surrender. We deduct the annual policy service charge from each Allocation Alternative and each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (d) Fund Charges

     The value of the assets in the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or statement of additional information.

     (e) Investment Protection Plan Rider Charge (optional)

     If you select the Investment Protection Plan Rider, We will deduct a charge on the first Business Day of the next policy quarter following each quarter that the rider is in effect based on the amount that is guaranteed. We will deduct this charge beginning with the first policy quarter after the effective date of the rider. (See "THE POLICIES--Riders--Investment Protection Plan Rider.") We will deduct the charge from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable policy quarter.

     The maximum annual charge is 1.00% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. As of the date of this prospectus, the charge for this rider is 0.65% of the amount that is guaranteed, applied on a quarterly basis, (0.1625% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you select this feature.

     If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

     (f) Rider Risk Charge Adjustment (optional)


     If you cancel the Investment Protection Plan Rider, to the extent permitted by state law, We will deduct a one-time Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date that either VPSC (at one of the addresses listed in Question 15 of this Prospectus) or the registered representative receives your cancellation request. (See "THE POLICIES--Riders--Investment Protection Plan Rider.") We will deduct the Rider Risk Charge Adjustment from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.

     We will not change the charge adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2.00% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. You should check with your registered representative to determine the percentage We are currently charging before you select this rider.


     If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued or reset.

     (g) Transfer Fees

     There is no charge for the first 12 transfers in any one policy year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under dollar cost averaging and automatic asset realization do not count toward this transfer limit.

     (h) Enhanced Beneficiary Benefit Rider Charge (optional)

     If you elect the EBB Rider, (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted quarterly from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value.


     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis, (0.075% per quarter). You should check with your registered representative to determine the percentage We are currently charging before you elect this rider.


     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either: (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     We may in the future seek to amend the policies to deduct premium taxes when a premium payment is received.

     Under present laws, NYLIAC will also incur state and local taxes, (in addition to the premium taxes described above), in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the Separate Account reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS

     You can make a partial withdrawal, periodic partial withdrawal, hardship withdrawal or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living. To request a surrender or withdrawal, you must send a written request on a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. Fax transmissions are not acceptable and will not be honored at any time. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. If the request is complete and We have received all other information necessary to process the request, the amount available for withdrawal is the Accumulation Value on the Business Day that VPSC receives the request, less any outstanding loan balance, surrender charges, taxes that We may deduct and the annual policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. NYLIAC will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy, (taking into account any prior withdrawals), may be more or less than the total premium payments made.


     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals, (The penalty tax is increased to 25% in the case of a distribution from a SIMPLE IRA within the first two years of your participation in the SIMPLE IRA plan.) (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.") In addition, taxable surrenders and withdrawals may be subject to an additional 3.8 percent tax on net investment income. (See "FEDERAL TAX MATTERS--3.8 Percent Tax on Certain Investment Income.")


     (a) Surrenders

     We may deduct a surrender charge and any state premium tax, if applicable, any outstanding loan balance, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives and/or the DCA Advantage Plan Accounts (where available) in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives and/or the DCA Advantage Plan Accounts, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the requested partial withdrawal is equal to the value in any of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative and/or the DCA Advantage Plan Accounts, less any surrender charge that may apply, to you. If honoring a partial withdrawal request would result in an Accumulation Value of less than $2,000, We reserve the right to terminate your policy, subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     Also note that partial withdrawal requests for amounts greater than $19,999, or partial withdrawal requests made from policies that are less than 90 days old or that effected an address or ownership change within 30 days of such partial withdrawal request must be made in writing and sent to VPSC at one of the addresses noted in Question 15 of this Prospectus.

     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made, (may not be the 29th, 30th, or 31st of a month). We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day, (if the day you have specified is not a Business Day or does not exist in that month). To process Periodic Partial Withdrawals you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. We must receive this request at least five Business Days before the date the withdrawals are scheduled to begin. If We do not receive the request within the five Business Days, the Periodic Partial Withdrawal will commence on the day requested in the following month. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. You must specify the Investment Divisions and/or Fixed Account from which the periodic withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.") If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Account. You may not elect to receive periodic partial withdrawals from the DCA Advantage Plan Accounts.

     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless We agree otherwise. This option will void the Fixed Account Initial Premium Guarantee. (See "THE FIXED ACCOUNT--Fixed Account Initial Premium Guarantee.")

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION

     For IRAs, SIMPLE IRAs and SEP IRAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policyowner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

     OUR RIGHT TO CANCEL

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence under the policy unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If We agree, you may change the Annuity Commencement Date to an earlier date. You may also defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. To request to change or defer the Annuity

Commencement Date to a later date, subject to the constraints noted above, you must send a written notice in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus.

     The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT

     Unless amended by any rider attached to the policy, if you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, as of the date VPSC receives proof of death and all requirements necessary to make the payment at one of the addresses listed in Question 15 of this Prospectus. That amount will be the greater of:

     (a) the Accumulation Value, less any outstanding loan balance;

     (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges on those withdrawals, less any rider charges; or

     (c) the "reset value" plus any additional premium payments made, less any outstanding loan balance, less any withdrawals, ("proportional withdrawals" in New York)(*), made since the most recent Reset Anniversary and any surrender charges applicable to such withdrawals (proportional withdrawals in New York).


     We recalculate the reset value, with respect to applications signed prior to May 19, 2000, every three years, (six years in Texas), from the date of the initial premium payment, ("Reset Anniversary"), until you or the Annuitant reaches age 85, unless otherwise required by applicable state laws. For applications signed on or after May 19, 2000 (in states where approved), We recalculate the reset value each year on the Policy Anniversary. Please consult with your registered representative regarding the reset value that is available under your particular policy. We calculate the reset value on the Reset Anniversary based on a comparison between (a) the current Reset Anniversary's Accumulation Value, and (b) the prior Reset Anniversary's value, plus any premiums since the prior Reset Anniversary date, less any partial withdrawals and surrender charges on those withdrawals since the last Reset Anniversary date less any rider charges. The greater of the compared values will be the new reset value.


     We have set forth below an example of how the death benefit is calculated in a state where We calculate the reset value every year. In this example, We have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) a $20,000 withdrawal is made prior to the policy's first Policy Anniversary;

     (3) the Accumulation Value is $220,000 on the first Policy Anniversary; and

     (4) you die in the second Policy Year and the Accumulation Value of the policy has decreased to $175,000.

                 The death benefit is the greater of:

(a)  Accumulation Value                  =   $175,000
(b)  Premium payments less               =   $180,000 ($200,000 - $20,000)
     any partial withdrawals; or
(c)  Reset value (Accumulation Value     =   $220,000
     on first Policy Anniversary)


     In this example, your Beneficiary(ies) would receive $220,000.


----------
(*) Note: A proportional withdrawal is an amount equal to the amount withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by; a) the total of the premium payments made to the policy prior to the withdrawal, less any proportional withdrawals previously processed and surrender charges on those withdrawals, during the first policy year, less any rider charges; or b) the reset value as of the last Policy Anniversary plus any additional premium payments made since the last Policy Anniversary, less any proportional withdrawals made since the last Policy Anniversary and surrender charges on those withdrawals, in the second and subsequent policy years, less any rider charges.

     The formula guarantees that the amount We pay will at least equal the sum of all premium payments, (less any outstanding loan balance, partial withdrawals and surrender charges on such partial withdrawals), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative and any DCA Advantage Plan Account in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions of the Separate Account, the Fixed Account or any other investment option that We may offer at any time.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment Option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments" below.)

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner, and,
(b) the Annuitant, if you were the Annuitant. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after VPSC receives all documents (including documents necessary to comply with federal and state tax law), in connection with the event or election that causes the distribution to take place at one of the addresses listed in Question 15 of this Prospectus, subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     NYLIAC will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. A lump sum payment may only be made if the Accumulation Value is less than $2,000. You may not request a lump sum payment to be made prior to the maturity date listed on the policy data page of your policy. If the Life Income Payment Option is not chosen, you may change the Income Payment Option or request any other method of payment We agree to at any time before the Annuity Commencement Date. To change the Income Payment Option or to request another method of payment prior to the Annuity Commencement Date, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. However, once payments begin, you may not change the option. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment Options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment Options.

     Under Income Payment Options involving life income, the payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment Options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     Taxable Income Payments may be subject to an additional 3.8 percent tax on net investment income. (See "FEDERAL TAX MATTERS--3.8 Percent Tax on Certain Investment Income.")


     (b) Proof of Survivorship

     We may require satisfactory proof of survival, from time to time, before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date VPSC receives all documents, (including documents necessary to comply with federal and state tax law), in connection with a request at one of the addresses listed in Question 15 of this Prospectus.

     Situations where payment may be delayed:

          1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions during any period that:

               (a) The New York Stock Exchange, ("NYSE"), is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission, ("SEC"); or the SEC declares that an emergency exists;

               (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

               (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

          2. We may delay payment of any amounts due from the Fixed Account and/or the DCA Advantage Plan Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or DCA Advantage Plan Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

          3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until We receive instructions from the appropriate federal regulator.

     DESIGNATION OF BENEFICIARY

     You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice to NYLIAC. To change the Beneficiary, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.

     RESTRICTIONS UNDER CODE SECTION 403(B)(11)

     With respect to 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988, (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The Code section 403(b) plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules, (e.g. for hardship or a severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the final Code section 403(b) regulations, which the Department of Treasury published on July 26, 2007, employer contributions made to Code section 403(b) TSA contracts will be subject to new withdrawal restrictions. Under the new rules, amounts attributable to employer contributions to a Code section 403(b) TSA contract that is issued after December 31, 2008 may not be distributed earlier than the earliest of severance from employment or upon the occurrence of a certain event, such as after a fixed number of years, the attainment of a stated age, or disability. These new withdrawal restrictions do not apply to Code section 403(b) TSA contracts issued before January 1, 2009.

     Under the terms of your Code section 403(b) plan, you may have the option to invest in other funding vehicles, including Code section 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS

     Loans are available only if you have purchased your policy in connection with a TSA plan and may not be available in all states for plans subject to the Employee Retirement Income Security Act of 1974, ("ERISA"). To request a TSA loan, you must send a written request on a form acceptable to Us to VPSC. Under your 403(b) policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless We agree otherwise, only one loan may be outstanding at a time. There must be a minimum accumulation value of $5,000 in the contract at the time of the loan. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan, or (b) $50,000 minus your highest outstanding loan balance in the previous 12 months from this policy and any qualified employer plan (as defined under Sections 72(p)(4) and 72(p)(2)(D) of the Code). Please note that adverse tax consequences could result from your failure to comply with this limitation. NYLIAC, and its affiliates and agents, do not provide legal or tax advice nor assume responsibility or liability for any legal or tax consequences of any TSA loan taken under a 403(b) policy or the compliance of such loan with the Code limitations set forth in this paragraph or for determining whether any plan or loan is subject to and/or complies with ERISA.

     We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125%, (110% in New York), of the loan amount, We will transfer sufficient Accumulation Value from the Investment Divisions and/or any DCA Advantage Plan Accounts on a pro rata basis so that the Fixed Accumulation Value equals 125%, (110% in New York), of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125%, (110% in New York), of the outstanding loan balance.

     For all loans, of the assets being held in the Fixed Account to secure 125% (110% in New York) of the loan amount, the interest rate credited to the amount representing the outstanding loan balance will be 2% less than the interest rate charged on the loan. The additional 25% (10% in New York) being held in the Fixed Account to secure the loan will be credited with the current declared interest rate for both non-ERISA and ERISA subject plans, but will always be at least equal to the minimum guaranteed interest rate stated on the data page of your policy.

     For plans subject to ERISA, interest charged will be based on the Prime Rate, as reported in the Wall Street Journal on the first business day of a calendar year or the Moodys Corporate Bond Yield Average as of two months before the date the rate is determined. The rate is determined on the first business day of the calendar year. We will assess interest in arrears as part of the periodic loan repayments.

     You must repay the loan on a periodic basis not less frequently than quarterly and over a period not greater than five years from the date it is taken. If a loan repayment is in default, We will withdraw the amount in default from the Fixed Accumulation value to the extent permitted by federal income tax rules. We will take the withdrawal on a first-in, first-out, ("FIFO"), basis from amounts allocated to the Fixed Account.

     We permit loans to acquire a principal residence under the same terms described above, except that:

          (a) the minimum loan amount is $5,000; and

          (b) repayment of the loan amount may be extended to a maximum of twenty-five years.

     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. Upon the death of the policyowner or Annuitant, We deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date We receive the notice of death.

     Loans are subject to the terms of the policy, your 403(b) plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by Us will not affect already outstanding loans.

                                THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is not generally subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account or the DCA Advantage Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an effective rate of at least the minimum guaranteed interest rate stated on the data page of your policy to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to the amounts allocated or transferred to the Fixed Account. Interest rates will be set on the anniversary of each payment or transfer. All premium payments and additional amounts, (including transfers from other Investment Divisions), allocated to the Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

          1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions during any Policy Year is 20% of the Fixed Accumulation Value at the beginning of the Policy Year.

          2. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of: (i) $500, or (ii) 20% of the Fixed Accumulation value at the beginning of the Policy Year. Additionally, the remaining values in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion determines otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which We credit interest on monies remaining in the Fixed Account.

     Except as part of an existing request relating to the traditional Dollar Cost Averaging option, the Interest Sweep option or any DCA Advantage Plan, you may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.


     You must make transfer requests in writing in a form acceptable to Us and sent to VPSC at one of the addresses listed in Question 15 of this Prospectus, by telephone in accordance with established procedures or through Our Virtual Service Center. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests.


     We will deduct partial withdrawals and apply any surrender charges to the Fixed Account on a FIFO basis, (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy). NYLIAC will also determine such partial withdrawals on a FIFO basis, for purposes of determining the rate at which interest will be credited on any monies remaining in the Fixed Account.

     (c) Fixed Account Initial Premium Guarantee

     NYLIAC guarantees that upon any surrender of a policy you will receive an amount equal to at least that portion of the initial premium payment which was initially allocated to the Fixed Account. However, this guarantee will not apply if you transfer any amount out of the Fixed Account (except transfers made under the Interest Sweep option), or make any partial withdrawals from the Fixed Account or a DCA Advantage Plan Account.

     See the policy itself for details and a description of the Fixed Account.

                         THE DCA ADVANTAGE PLAN ACCOUNTS

     Like the Fixed Account, the DCA Advantage Plan Accounts are also supported by the assets in NYLIAC's general account. The DCA Advantage Plan Accounts are not registered under the federal securities laws. The information contained in the first paragraph under "The Fixed Account" equally applies to the DCA Advantage Plan Accounts.

     NYLIAC will set interest rates in advance for each date on which We may receive a premium payment to a DCA Advantage Plan Account. We will never declare less than the minimum guaranteed interest rate stated on the data page of your policy. Premium payments into a DCA Advantage Plan Account will receive the applicable interest rate in effect on the Business Day We receive the premium payment. Interest rates for subsequent premium payments made into the same DCA Advantage Plan Account may be different from the rate applied to prior premium payments made into the DCA Advantage Plan Account.

     The annual effective rate that We declare is credited only to amounts remaining in a DCA Advantage Plan Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Plan Account, amounts in the DCA Advantage Plan Account will not achieve the declared annual effective rate. Please note that interest credited under the DCA Advantage Account will exceed the actual investment earnings of NYLIAC less appropriate risk and expense adjustments. EXCESS INTEREST AMOUNTS CREDITED TO THE DCA ADVANTAGE ACCOUNT WILL BE RECOVERED BY FEES AND CHARGES ASSOCIATED WITH THE INVESTMENT DIVISIONS IN LATER POLICY YEARS. THE INTEREST CREDITED IN LATER POLICY YEARS MAY BE LESS THAN THAT FOR THE FIRST POLICY YEAR.

                               FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a competent tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals), or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment), is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from Section 403(b) TSAs.

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. It is the IRS's view that a loss on the surrender of a variable annuity contract is treated as a miscellaneous itemized deduction subject to the 2% of adjusted gross income limit.

     Although the tax consequences may vary depending on the Income Payment Option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the policyowner attains age 59 1/2, (2) made as a result of the policyowner's (or, where the policyowner is not an individual, the Annuitant's) death, (3) made as a result of the policyowner's disability, (4) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (5) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC, (or, its affiliates), to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations), that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should consult a tax adviser with respect to the potential tax effects of such a transaction.


     3.8 PERCENT TAX ON CERTAIN INVESTMENT INCOME



     Beginning in 2013, in general, a tax of 3.8 percent will apply to net investment income ("NII") received by an individual taxpayer to the extent his or her modified adjusted gross income ("MAGI") exceeds certain thresholds (e.g., $250,000 in the case of taxpayers filing jointly, $125,000 in the case of a married taxpayer filing separately and $200,000 in the case of other individual taxpayers). For this purpose, NII includes gross income from various investments, including gross income received with respect to annuities that are not held through a tax-qualified plan (e.g., a traditional IRA or Section 403(b) plan). Such income (as well as gross income from tax qualified plans) will also increase a taxpayer's MAGI for purposes of the taxable thresholds described above. This tax also applies to trusts and estates under a special set of rules. The IRS and the Treasury Department have not yet provided guidance regarding this new tax. You should consult your tax advisor to determine the applicability of this tax in your individual circumstances and with respect to any amount received under this annuity contract.


     QUALIFIED POLICIES

     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408 and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions, (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2, (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA, ("Social Security"), taxes.

     Important Information Regarding Final Code Section 403(b) Regulations

          On July 26, 2007, the Department of the Treasury published final Code section 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their Code section 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan and/or the written information sharing agreement between the employer and NYLIAC may impose new restrictions on both new and existing Code section 403(b) TSA contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

          Prior to the effective date of the final regulations, IRS guidance applicable to tax-free transfers and exchanges of Code section 403(b) TSA contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 previously applicable to such transfers and exchanges (a "90-24 transfer"). Under this guidance, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's written Code section 403(b) plan.

          Transfers occurring after September 24, 2007 that do not comply with this guidance can result in the applicable contract becoming taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's Code section 403(b) plan (other than a transfer to a different plan), and the contract provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer, resulting in the applicable contract becoming subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009, by re-transferring to a contract or custodial account that is part of the employer's Code section 403(b) plan and/or that is subject to an information-sharing agreement with the employer.

          In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007, are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to such contracts, and that no additional transfers are made to such contracts on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of, an employer's written Code section 403(b) plan no later than by January 1, 2009.

          The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a Code section 403(b) TSA contract to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

          You should discuss with your tax advisor the final Code section 403(b) regulations and other applicable IRS guidance in order to determine the impact they may have on any existing Code section 403(b) TSA contracts that you may own and/or on any Code section 403(b) TSA contract that you may consider purchasing.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into IRAs on a tax-deferred basis.


          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Individuals generally may convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non-Roth IRA (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) to a Roth IRA provided applicable requirements are met. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.



          (d) Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The policies can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Such investments are generally owned by, and are subject to the claims of the general creditors of, the sponsoring employer, except that Section 457 plans of state and local government must be held and used for the exclusive benefit of participants and beneficiaries in a trust or annuity contract.



          (e) Inherited IRAs. This policy may also be issued as an Inherited IRA if, after the death of the owner of an IRA, the named Beneficiary, (other than the IRA owner's spouse), directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. Beginning in 2007, a non-spouse beneficiary of an eligible retirement plan (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) may, if all applicable requirements are met, directly rollover a distribution from such plan into an Inherited IRA. The named Beneficiary of the original IRA policy or eligible retirement plan (as the case may be) will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.


          Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution ("RMD") must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's or eligible retirement plan participant's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.


          (f) SIMPLE IRAs. SIMPLE IRAs permit certain small employers to establish SIMPLE IRA plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2010 (and thereafter, adjusted for cost-of-living increases in accordance with the Code). Employees who attain age 50 or over by the end of the relevant calendar year may also elect to make an additional catch-up contribution. Such additional contribution may be up to $2,500 for 2010 (and thereafter adjusted for cost-of-living increases in accordance with the Code). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the SIMPLE IRA plan. All references in this Prospectus to the 10% penalty tax should be read to include this limited 25% penalty tax if your Qualified Policy is used as a SIMPLE IRA.

     The Qualified Policies are subject to the required minimum distribution ("RMD") rules under Code section 401 (a) (9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service ("IRS"). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.


     Unless the distributions are made in the form of an annuity that complies with Code section 401 (a) (9) and the regulation issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).

     Beginning in 2006, regulations under Code Section 401 (a) (9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking into account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

     TAXATION OF DEATH BENEFITS

     The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS


     NYLIFE Distributors LLC (NYLIFE Distributors), the underwriter and distributor of the policies, is registered with the SEC and the Financial Industry Regulatory Authority, Inc. (FINRA) as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.



     The policies were sold by registered representatives of NYLIFE Securities, LLC ("NYLIFE Securities"), a broker-dealer that is an affiliate of NYLIFE Distributors. Your registered representative is also a licensed insurance agent with New York Life. He or she may be qualified to offer other forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities registered representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.



     The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this policy or any other investment product. Compensation may consist of commissions, asset-based compensation, allowances for expenses, and other compensation programs. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells, on sales production goals, and on the specific payment arrangements of the relevant broker-dealer. Differing compensation arrangements have the potential to influence the recommendation made by your registered representative or broker-dealer.



     The maximum commission paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is typically 6.25% of all premiums received. The total commissions paid for New York Life Variable Annuity policies during the fiscal years ended December 31, 2009, 2008, and 2007 were $1,138,867, $1,454,404, and $2,510,748, respectively. NYLIFE Distributors did not retain any of these commissions. Premium payments are accepted on a continuous basis.



     New York Life also has other compensation programs where registered representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities registered representatives who are members of the General Office management team receive compensation based on a number of incentive programs designed to compensate for education, supervision, training, and recruiting of agents.

     NYLIFE Securities registered representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, qualification for recognition programs sponsored by New York Life depends on the sale of products manufactured and issued by New York Life or its affiliates.


                                  VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special stockholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Divisions. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.


     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written or electronic communication prior to such meeting in accordance with procedures established by the relevant Fund.


     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                            TABLE OF CONTENTS FOR THE
                    STATEMENT OF ADDITIONAL INFORMATION (SAI)

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

                                                                                  PAGE
                                                                                  ----
THE POLICIES....................................................................     2
  Valuation of Accumulation Units...............................................     2
ANNUITY PAYMENTS................................................................     2
GENERAL MATTERS.................................................................     2
FEDERAL TAX MATTERS.............................................................     3
  Taxation of New York Life Insurance and Annuity Corporation...................     3
  Tax Status of the Policies....................................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS..........................................     4
STATE REGULATION................................................................     4
RECORDS AND REPORTS.............................................................     4
LEGAL PROCEEDINGS...............................................................     5
FINANCIAL STATEMENTS............................................................     5
OTHER INFORMATION...............................................................     5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS................................   F-1



How to obtain a New York Life Variable Annuity Statement of Additional
                                  Information.

The New York Life Variable Annuity Statement of Additional Information is posted on Our website,
www.newyorklife.com. For a paper copy of the Statement of Additional
                                  Information,
                call (800) 598-2019 or send this request form to:

                         NYLIAC Variable Products Service Center
                         Madison Square Station
                         P.O. Box 922
                         New York, NY 10159

--------------------------------------------------------------------------------

            Please send me a New York Life Variable Annuity Statement

                  of Additional Information dated May 1, 2010:


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

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City                            State                            Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2010

                                       FOR
                         NEW YORK LIFE VARIABLE ANNUITY
                                      From
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  Investing in
                  NYLIAC Variable Annuity Separate Account-III


     This Statement of Additional Information ("SAI") is not a prospectus. The SAI contains information that expands upon subjects discussed in the current New York Life Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life Variable Annuity Prospectus dated May 1, 2010. You may obtain a copy of the Prospectus by calling New York Life Insurance and Annuity Corporation ("NYLIAC") at (800) 598-2019 or writing to NYLIAC at Madison Square Station, P.O. Box 922, New York, New York 10159. Terms used but not defined in this SAI have the same meaning as in the current New York Life Variable Annuity Prospectus.


                                TABLE OF CONTENTS

                                                                                  PAGE
                                                                                  ----
THE POLICIES....................................................................     2
  Valuation of Accumulation Units...............................................     2
ANNUITY PAYMENTS................................................................     2
GENERAL MATTERS.................................................................     2
FEDERAL TAX MATTERS.............................................................     3
  Taxation of New York Life Insurance and Annuity Corporation...................     3
  Tax Status of the Policies....................................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS..........................................     4
STATE REGULATION................................................................     4
RECORDS AND REPORTS.............................................................     4
LEGAL PROCEEDINGS...............................................................     5
FINANCIAL STATEMENTS............................................................     5
OTHER INFORMATION...............................................................     5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS................................   F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period"), by the following formula:

                                    (a/b) - c
Where:   a = the result of:

               (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

               (2) the per share amount of any dividend or capital gain
                   distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

          b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

          c = a factor representing the charges deducted from the applicable Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.40% of the daily average Variable Accumulation Value. (See "Charges and Deductions--Other Charges" in the Prospectus.)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of each monthly annuity payment.

                                 GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error.

Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's or Owner's lifetime. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Annuitant's or Owner's lifetime, you must send a duly executed instrument of assignment to VPSC at one of the addresses listed in Question 15 of the Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" in the Prospectus.)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                               FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured), by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the Policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary, or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse (as defined under Federal law), the policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant dies or is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued, and thus, no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an Annual Statement with the Delaware Commissioner of Insurance on or before, March 1 of each year, covering the operations and reporting on the financial condition of NYLIAC as of, December 31, of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                               RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT.

     IT IS IMPORTANT THAT YOU INFORM NEW YORK LIFE OR NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET? " IN THE PROSPECTUS). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE

RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                                LEGAL PROCEEDINGS

     NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance, (including variable contracts registered under the federal securities law), and/or other operations. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2009 and 2008, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2009 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2009 and the statements of operations, of changes in net assets and the financial highlights for each of the periods indicated in the financial statements have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


                                OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                          Supplement dated May 1, 2009

                    to the Prospectuses dated May 1, 2009 for
                    NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY
                 NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY
                      NEW YORK LIFE SELECT VARIABLE ANNUITY
                         NEW YORK LIFE VARIABLE ANNUITY
                   NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY
               NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY AND
                      NEW YORK LIFE ELITE VARIABLE ANNUITY
                NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY
                      NEW YORK LIFE ACCESS VARIABLE ANNUITY

                                  INVESTING IN
                NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III; AND
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

This supplement amends the Prospectus for the New York Life Essentials Variable Annuity, the New York Life Flexible Premium Variable Annuity, the New York Life Select Variable Annuity, the New York Life Variable Annuity, New York Life Elite Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Premium Plus Elite Variable Annuity and the New York Life Access Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus(es). All capitalized terms have the same meaning as those included in the prospectuses.

This supplement only applies to Non-Qualified Policies issued to fund a Pension Plan. The purpose of this supplement is to modify the prospectuses to disclose the terms under which the policies will be issued to fund a Pension Plan qualified under Section 401(a) of the Internal Revenue Code of 1986 as amended
(Code). The main differences between the policies described in the May 1, 2009 prospectuses and policies issued to fund a Pension Plan, are that Non-Qualified Policies issued to fund a Pension Plan: (1) will have higher minimum initial and additional premium payments, (2) will not include the Unemployment Benefit Rider, and (3) cannot add the Enhanced Spousal Continuance Rider. Keeping this in mind, please note that the prospectuses for Non-Qualified Policies issued to fund a Pension Plan are modified as follows:

A. DEFINITIONS

1. Replace the definition of "Non-Qualified Policies" with the following:

          Non-Qualified Policies: Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including Pension Plans qualifying under Section 401(a) of the Code.

2. Replace the definition of "Qualified Policies" with the following:

          Qualified Policies: Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued to any other retirement plan or arrangement, including Pension Plans qualifying under Section 401(a) of the Code.

3. Add the following definition of "Pension Plan":

          Pension Plan: A retirement plan that is qualified under Section 401(a) of the Code.

B. QUESTIONS AND ANSWERS

1. For New York Life Variable Annuity, New York Life Premium Plus, New York Life Premium Plus II, New York Life Essentials, New York Life Select, New York Life Elite, New York Life Premium Plus Elite and New York Life Access policies, delete the first two sentences to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

          (a) for New York Life Variable Annuity policies:

              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for New York Life Premium Plus and New York Life Premium Plus II policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (c) for New York Life Essentials policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (d) for New York Life Select policies:
              Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (e) for New York Life Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (f) for New York Life Premium Plus Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.

          (g) for New York Life Access policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.

2. For New York Life Flexible Premium policies, delete the first two sentences of the third full paragraph to the answer to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

          Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

C. THE POLICIES -- Qualified and Non-Qualified Policies

1. Under the first paragraph of this section, delete the fourth sentence and replace the fifth sentence with the following:

          You may purchase a Qualified Policy for use with any one of the retirement plans listed below.

2. Under the next full paragraph that begins "If you are considering a Qualified Policy. . .," revise the first sentence to read:

          If you are considering a Qualified Policy or a Non-Qualified Policy issued to fund a Pension Plan, you should be aware that this annuity will fund a retirement plan that already provides for tax deferral under the Code.

D. THE POLICIES -- Policy Application and Premium Payments

1. For New York Life Variable Annuity, New York Life Premium Plus, New York Life Premium Plus II, New York Life Essentials, New York Life Select, New York Life Elite, New York Life Premium Plus Elite and New York Life Access Variable Annuity policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fourth paragraph and replace them with the following:

          (a) for New York Life Variable Annuity policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for New York Life Premium Plus and New York Life Premium Plus II policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (c) for New York Life Essentials policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (d) for New York Life Select policies: Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (e) for New York Life Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (f)  for New York Life Premium Plus Elite policies:
               Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.

          (g) for New York Life Access policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.

2. For New York Life Flexible Premium policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fifth paragraph and replace them with the following:

          Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

E. THE POLICIES -- Riders

1. For the New York Life Flexible Premium Variable Annuity, the New York Life Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Essentials Variable Annuity, the New York Life Select Variable Annuity, the New York Life Elite Variable Annuity and the New York Life Premium Plus Elite Variable Annuity policies, under the heading "Riders," delete the first sentence and replace it with the following:

          At no additional charge, We include two riders under the policy: an Unemployment Benefit Rider (for IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies except Non-Qualified Policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies).

2. For the New York Life Flexible Premium Variable Annuity, the New York Life Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Essentials Variable Annuity, the New York Life Select Variable Annuity, the New York Life Elite Variable Annuity, and the New York Life Premium Plus Elite Variable Annuity policies under the heading "Riders -- Unemployment Benefit Rider," delete the first sentence and replace it with the following:

          For all IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies (except Non-Qualified Policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges.

3. Under the heading "Riders - Enhanced Beneficiary Benefit Rider (optional)," delete the eighth full paragraph and replace it with the following:

          There will be no payment under the EBB Rider if, on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy or 3) if you transfer ownership of the policy. You cannot cancel this rider without surrendering your policy.

4. Under the section "Riders," delete the heading "Enhanced Spousal Continuance Rider (optional)" and the four paragraphs of disclosure under that heading.

--------------------------------------------------------------------------------

                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010

                          PROSPECTUS DATED MAY 1, 2010

                                       FOR

                      NEW YORK LIFE ACCESS VARIABLE ANNUITY
                                      FROM
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                   51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Prospectus describes the individual flexible premium New York Life Access Variable Annuity policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC"). We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use the policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a tax penalty), a choice of when Income Payments commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.

     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among a Fixed Account option and the Investment Divisions listed below.


  -  MainStay VP Balanced -- Service Class
  -  MainStay VP Bond
  -  MainStay VP Cash Management
  -  MainStay VP Common Stock
  -  MainStay VP Conservative
       Allocation -- Service Class
  -  MainStay VP Convertible
  -  MainStay VP Floating Rate -- Service Class
  -  MainStay VP Government
  -  MainStay VP Growth Allocation -- Service
       Class
  -  MainStay VP Growth Equity
  -  MainStay VP High Yield Corporate Bond
  -  MainStay VP ICAP Select Equity
  -  MainStay VP Income Builder
  -  MainStay VP International Equity
  -  MainStay VP Large Cap Growth
  -  MainStay VP Mid Cap Core
  -  MainStay VP Moderate Allocation -- Service
       Class
  -  MainStay VP Moderate Growth
       Allocation -- Service Class
  -  MainStay VP S&P 500 Index
  -  MainStay VP U.S. Small Cap
  -  Alger Small Cap Growth
  -  Calvert VP SRI Balanced Portfolio*
  -  Columbia Small Cap Value Fund, Variable
       Series -- Class B
  -  Dreyfus IP Technology Growth
  -  Fidelity(R) VIP Contrafund(R)
  -  Fidelity(R) VIP Equity-Income
  -  Fidelity(R) VIP Mid Cap -- Service Class 2
  -  Janus Aspen Balanced Portfolio
  -  Janus Aspen Worldwide Portfolio
  -  MFS(R) Investors Trust Series
  -  MFS(R) Research Series
  -  MFS(R) Utilities Series -- Service Class
  -  Neuberger Berman AMT Mid-Cap Growth
       Portfolio -- Class S
  -  PIMCO Real Return Portfolio -- Advisor Class
  -  Royce Micro-Cap Portfolio -- Investment
       Class
  -  Royce Small-Cap Portfolio -- Investment
       Class
  -  T. Rowe Price Equity Income Portfolio
  -  UIF Emerging Markets Equity Portfolio**
  -  Van Eck VIP Global Hard Assets***
  -  Victory VIF Diversified Stock -- Class A
       Shares




*     Formerly CVS Calvert Social Balanced.



**    Formerly Van Kampen's UIF Emerging Markets Equity.



***   Formerly Van Eck Worldwide Hard Assets.



     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES PRIOR TO NOVEMBER 15, 2004 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER NOVEMBER 15, 2004. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR THE CORRESPONDING INVESTMENT DIVISION WITH THE HIGHEST PORTFOLIO FEES AND EXPENSES AVAILABLE TO YOU.


     We do not guarantee the investment performance of these Investment Divisions. Depending on market conditions, you can make or lose money in any of the Investment Divisions.


     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless attached to current prospectuses for the MainStay VP Series Fund, Inc., the Alger Portfolios, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., The Universal Institutional Funds, Inc., Van Eck VIP Trust and the Victory Variable Insurance Funds (the "Funds", and each individually, a "Fund"). Each Investment Division invests in shares of a corresponding fund portfolio.

     To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2010. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 598-2019 or write to Us at the address noted above. The SEC maintains a website (http://www.sec.gov) that contains the SAI and other information that is filed electronically with the SEC.


     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                                TABLE OF CONTENTS


                                       PAGE
                                       ----
DEFINITIONS..........................    3
TABLE OF FEES AND EXPENSES...........    4
EXAMPLES.............................    8
QUESTIONS AND ANSWERS ABOUT NEW YORK
  LIFE ACCESS VARIABLE ANNUITY.......    9
  How Do I Contact NYLIAC?...........   12
FINANCIAL STATEMENTS.................   14
CONDENSED FINANCIAL INFORMATION......   15
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT............................   20
  New York Life Insurance and Annuity
     Corporation.....................   20
  The Separate Account...............   20
  The Portfolios.....................   20
  Additions, Deletions or
     Substitutions of Investments....   22
  Reinvestment.......................   23
THE POLICIES.........................   23
  Selecting the Variable Annuity
     That's Right for You............   23
  Qualified and Non-Qualified
     Policies........................   26
  Policy Application and Premium
     Payments........................   26
  Payments Returned for Insufficient
     Funds...........................   27
  Your Right to Cancel ("Free
     Look")..........................   27
  Issue Ages.........................   27
  Transfers..........................   27
     (a) Limits on Transfers.........   28
  Virtual Service Center and
     Interactive Voice Response
     System..........................   30
  Dollar Cost Averaging (DCA)
     Program.........................   31
  Automatic Asset Reallocation.......   32
  Accumulation Period................   33
     (a) Crediting of Premium
         Payments....................   33
     (b) Valuation of Accumulation
         Units.......................   33
  Riders.............................   33
     (a) Enhanced Beneficiary Benefit
         Rider (Optional)............   33
     (b) Enhanced Spousal Continuance
         Rider (Optional)............   35
  Policyowner Inquiries..............   35
  Records and Reports................   35
CHARGES AND DEDUCTIONS...............   35
  Separate Account Charge............   35
  Policy Service Charge..............   36
  Transfer Fees......................   36
  Group and Sponsored Arrangements...   36
  Taxes..............................   36
  Fund Charges.......................   36
  Enhanced Beneficiary Benefit Rider
     Charge..........................   37
DISTRIBUTIONS UNDER THE POLICY.......   37
  Surrenders and Withdrawals.........   37
     (a) Surrenders..................   37
     (b) Partial Withdrawals.........   37
     (c) Periodic Partial
         Withdrawals.................   38
     (d) Hardship Withdrawals........   38
  Required Minimum Distribution......   38
  Our Right to Cancel................   38
  Annuity Commencement Date..........   38
  Death Before Annuity Commencement..   39
  Income Payments....................   40
     (a) Election of Income Payment
         Options.....................   40
     (b) Proof of Survivorship.......   40
  Delay of Payments..................   41
  Designation of Beneficiary.........   41
  Restrictions Under Code Section
     403(b)(11)......................   41
THE FIXED ACCOUNT....................   42
     (a) Interest Crediting..........   42
     (b) Transfers to Investment
         Divisions...................   42
     (c) Transfers to Fixed Account..   42
FEDERAL TAX MATTERS..................   42
  Introduction.......................   42
  Taxation of Annuities in General...   43
  3.8 Percent Tax on Certain
     Investment Income...............   44
  Qualified Policies.................   44
     (a) 403(b) Plans................   44
     (b) Individual Retirement
         Annuities...................   45
     (c) Roth Individual Retirement
         Annuities...................   45
     (d) Inherited IRAs..............   45
     (e) SIMPLE IRAs.................   45
  Taxation of Death Benefits.........   46
DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS.......................   46
VOTING RIGHTS........................   47
TABLE OF CONTENTS FOR THE STATEMENT
  OF ADDITIONAL INFORMATION..........   48



     THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                   DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value and the Fixed Accumulation, Value of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policyowner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and policy service charges deducted from the Fixed Account.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Non-Qualified Policies include policies issued for other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation. All written service requests must be sent to the NYLIAC Variable Products Service Center ("VPSC") at one of the addresses listed in Question 15 of the section of the Prospectus entitled, "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ACCESS VARIABLE ANNUITY."

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which We measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Qualified Policies do not include policies issued for any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

                        POLICYOWNER TRANSACTION EXPENSES


--------------------------------------------------------------------------------------
 CURRENT AND GUARANTEED MAXIMUM SURRENDER CHARGE                                None
 (as a percentage of the amount withdrawn)
--------------------------------------------------------------------------------------
 CURRENT AND GUARANTEED MAXIMUM TRANSFER FEE for each transfer over 12 in        $30
 a Policy Year
 (currently no charge for the first 12 transfers in a Policy Year).
--------------------------------------------------------------------------------------


The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES


--------------------------------------------------------------------------------------
 Annual Policy Service Charge (for policies with less than $50,000               $40
 Accumulation Value; may be lower in some jurisdictions).
--------------------------------------------------------------------------------------
 CURRENT AND GUARANTEED MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES CHARGE         1.55%
 (calculated as an annualized percentage of the daily average Variable
 Accumulation Value, including mortality and expense risk and administrative fees).
--------------------------------------------------------------------------------------


                             OPTIONAL RIDER CHARGES


--------------------------------------------------------------------------------------
      GUARANTEED MAXIMUM ENHANCED BENEFICIARY BENEFIT RIDER CHARGE              1.00%
      (calculated as an annualized percentage of the policy's
      Accumulation Value, deducted on a quarterly basis).
--------------------------------------------------------------------------------------
          Current Enhanced Beneficiary Benefit Rider Charge                     0.30%
--------------------------------------------------------------------------------------


The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)


-----------------------------------------------------------------------------------------
                                                                      MINIMUM     MAXIMUM
-----------------------------------------------------------------------------------------
 For policies purchased on or after November 15, 2004: Expenses        0.48%       1.97%
 that are deducted from the Investment Division assets,
 including management fees, 12b-1 fees, administration fees and other expenses as of 12/31/09.
-----------------------------------------------------------------------------------------
 For policies purchased prior to November 15, 2004: Expenses           0.35%       1.62%
 that are deducted from the Investment Division assets,
 including management fees, 12b-1 fees, administration fees and other expenses as of 12/31/09.
-----------------------------------------------------------------------------------------




(#) Shown as a percentage of average net assets for the fiscal year ended
    12/31/2009. The Fund or its agents provided the fees and charges that are based on 2009 expenses, unless otherwise indicated. We have not verified the accuracy of the information provided by the Fund or its agents.

                 ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)




----------------------------------------------------------------------------------------------------------------------------
                                                                                                   UNDERLYING     TOTAL FUND
                                            ADVISORY   ADMINISTRATION      12B-1       OTHER     PORTFOLIO FEES     ANNUAL
                  FUND                        FEE            FEE        FEES(sec.)   EXPENSES     AND EXPENSES     EXPENSES
----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Conservative
  Allocation -- Service Class                0.00%          0.00%          0.25%       0.05%          0.88%          1.18%
----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Growth
  Allocation -- Service Class                0.00%          0.00%          0.25%       0.06%          1.10%          1.41%
----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Moderate Allocation
  -- Service Class                           0.00%          0.00%          0.25%       0.05%          0.96%          1.26%
----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Moderate Growth
  Allocation -- Service Class                0.00%          0.00%          0.25%       0.05%          1.05%          1.35%
----------------------------------------------------------------------------------------------------------------------------






       Please refer to the applicable fund prospectus for additional information.



# Shown as a percentage of average net assets for the fiscal year ended December 31, 2009, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2009 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



sec. Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.






-------------------------------------------------------------------------------------------------------------
                                                                                                      TOTAL
                                                                                                       FUND
                                                                                                      ANNUAL
                                            ADVISORY     ADMINISTRATION    12B-1        OTHER        EXPENS-
                  FUND                       FEES(1)          FEES        FEES(2)      EXPENSES        E(3)
-------------------------------------------------------------------------------------------------------------
  MainStay VP Balanced -- Service Class       0.75%            0.00%        0.25%        0.10%         1.10%
-------------------------------------------------------------------------------------------------------------

  MainStay VP Bond -- Service Class           0.49%            0.00%        0.25%        0.06%         0.80%
-------------------------------------------------------------------------------------------------------------

  MainStay VP Bond -- Initial Class           0.49%            0.00%        0.00%        0.06%         0.55%
-------------------------------------------------------------------------------------------------------------

  MainStay VP Cash Management                 0.42%            0.00%        0.00%        0.06%         0.48%
-------------------------------------------------------------------------------------------------------------

  MainStay VP Common Stock -- Service
  Class                                       0.55%            0.00%        0.25%        0.05%         0.85%
-------------------------------------------------------------------------------------------------------------

  MainStay VP Common Stock -- Initial
  Class                                       0.55%            0.00%        0.00%        0.05%         0.60%
-------------------------------------------------------------------------------------------------------------

  MainStay VP Convertible -- Service
  Class                                       0.60%            0.00%        0.25%        0.06%         0.91%
-------------------------------------------------------------------------------------------------------------

  MainStay VP Convertible -- Initial
  Class                                       0.60%            0.00%        0.00%        0.06%         0.66%
-------------------------------------------------------------------------------------------------------------

  MainStay VP Floating Rate -- Service
  Class                                       0.60%            0.00%        0.25%        0.08%         0.93%
-------------------------------------------------------------------------------------------------------------

  MainStay VP Government -- Service
  Class                                       0.50%            0.00%        0.25%        0.06%         0.81%
-------------------------------------------------------------------------------------------------------------

  MainStay VP Government -- Initial
  Class                                       0.50%            0.00%        0.00%        0.06%         0.56%
-------------------------------------------------------------------------------------------------------------

  MainStay VP Growth Equity -- Service
  Class                                       0.61%            0.00%        0.25%        0.08%(a)      0.94%
-------------------------------------------------------------------------------------------------------------

  MainStay VP Growth Equity -- Initial
  Class                                       0.61%            0.00%        0.00%        0.08%(a)      0.69%
-------------------------------------------------------------------------------------------------------------

  MainStay VP High Yield Corporate
  Bond -- Service Class                       0.57%            0.00%        0.25%        0.05%         0.87%
-------------------------------------------------------------------------------------------------------------

  MainStay VP High Yield Corporate
  Bond -- Initial Class                       0.57%            0.00%        0.00%        0.05%         0.62%
-------------------------------------------------------------------------------------------------------------

  MainStay VP ICAP Select
  Equity -- Service Class                     0.77%            0.00%        0.25%        0.05%         1.07%
-------------------------------------------------------------------------------------------------------------

  MainStay VP ICAP Select
  Equity -- Initial Class                     0.77%            0.00%        0.00%        0.05%         0.82%
-------------------------------------------------------------------------------------------------------------

  MainStay VP Income Builder -- Service
  Class                                       0.57%            0.00%        0.25%        0.14%         0.96%
-------------------------------------------------------------------------------------------------------------

  MainStay VP Income Builder -- Initial
  Class                                       0.57%            0.00%        0.00%        0.14%         0.71%
-------------------------------------------------------------------------------------------------------------

  MainStay VP International
  Equity -- Service Class                     0.89%            0.00%        0.25%        0.12%(b)      1.26%

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                                      TOTAL
                                                                                                       FUND
                                                                                                      ANNUAL
                                            ADVISORY     ADMINISTRATION    12B-1        OTHER        EXPENS-
                  FUND                       FEES(1)          FEES        FEES(2)      EXPENSES        E(3)
-------------------------------------------------------------------------------------------------------------
  MainStay VP International
  Equity -- Initial Class                     0.89%            0.00%        0.00%        0.12%(b)      1.01%
-------------------------------------------------------------------------------------------------------------

  MainStay VP Large Cap
  Growth -- Service Class                     0.75%            0.00%        0.25%        0.06%         1.06%
-------------------------------------------------------------------------------------------------------------

  MainStay VP Large Cap
  Growth -- Initial Class                     0.75%            0.00%        0.00%        0.06%         0.81%
-------------------------------------------------------------------------------------------------------------

  MainStay VP Mid Cap Core -- Service
  Class                                       0.85%            0.00%        0.25%        0.10%(a)      1.20%
-------------------------------------------------------------------------------------------------------------

  MainStay VP Mid Cap Core -- Initial
  Class                                       0.85%            0.00%        0.00%        0.10%(a)      0.95%
-------------------------------------------------------------------------------------------------------------

  MainStay VP S&P 500 Index -- Service
  Class                                       0.30%            0.00%        0.25%        0.05%         0.60%
-------------------------------------------------------------------------------------------------------------

  MainStay VP S&P 500 Index -- Initial
  Class                                       0.30%            0.00%        0.00%        0.05%         0.35%
-------------------------------------------------------------------------------------------------------------

  MainStay VP U.S. Small Cap -- Service
  Class                                       0.80%            0.00%        0.25%        0.28%         1.33%
-------------------------------------------------------------------------------------------------------------

  MainStay VP U.S. Small Cap -- Initial
  Class                                       0.80%            0.00%        0.00%        0.28%         1.08%
-------------------------------------------------------------------------------------------------------------

  Alger Small Cap Growth -- Class S
  Shares*                                     0.81%            0.00%        0.25%        0.16%         1.22%
-------------------------------------------------------------------------------------------------------------

  Alger Small Cap Growth -- Class I-2
  Shares*                                     0.81%            0.00%        0.00%        0.16%         0.97%
-------------------------------------------------------------------------------------------------------------

  Calvert VP SRI Balanced Portfolio          0.425%           0.275%        0.00%        0.21%         0.91%
-------------------------------------------------------------------------------------------------------------

  Columbia Small Cap Value Fund,
  Variable Series -- Class B                  0.80%            0.00%        0.25%        0.12%         1.17%
-------------------------------------------------------------------------------------------------------------

  Dreyfus IP Technology
  Growth -- Service Class                     0.75%            0.00%        0.25%        0.12%(a)      1.12%
-------------------------------------------------------------------------------------------------------------

  Dreyfus IP Technology
  Growth -- Initial Class                     0.75%            0.00%        0.00%        0.12%(a)      0.87%
-------------------------------------------------------------------------------------------------------------

  Fidelity(R) VIP Contrafund(R)
  -- Service Class 2                          0.56%            0.00%        0.25%        0.11%         0.92%(c)
-------------------------------------------------------------------------------------------------------------

  Fidelity(R) VIP Contrafund(R)
  -- Initial Class                            0.56%            0.00%        0.00%        0.11%         0.67%(c)
-------------------------------------------------------------------------------------------------------------

  Fidelity(R) VIP Equity-
  Income -- Service Class 2                   0.46%            0.00%        0.25%        0.12%         0.83%
-------------------------------------------------------------------------------------------------------------

  Fidelity(R) VIP Equity-
  Income -- Initial Class                     0.46%            0.00%        0.00%        0.12%         0.58%
-------------------------------------------------------------------------------------------------------------

  Fidelity(R) VIP Mid Cap -- Service
  Class 2                                     0.56%            0.00%        0.25%        0.12%         0.93%
-------------------------------------------------------------------------------------------------------------

  Janus Aspen Balanced
  Portfolio -- Service Shares                 0.55%            0.00%        0.25%        0.02%         0.82%
-------------------------------------------------------------------------------------------------------------

  Janus Aspen Balanced
  Portfolio -- Institutional Shares           0.55%            0.00%        0.00%        0.02%         0.57%
-------------------------------------------------------------------------------------------------------------

  Janus Aspen Worldwide
  Portfolio -- Service Shares                 0.57%            0.00%        0.25%        0.06%         0.88%
-------------------------------------------------------------------------------------------------------------

  Janus Aspen Worldwide
  Portfolio -- Institutional Shares           0.57%            0.00%        0.00%        0.06%         0.63%
-------------------------------------------------------------------------------------------------------------

  MFS(R) Investors Trust
  Series -- Service Class                     0.75%            0.00%        0.25%        0.11%         1.11%
-------------------------------------------------------------------------------------------------------------

  MFS(R) Investors Trust
  Series -- Initial Class                     0.75%            0.00%        0.00%        0.11%         0.86%
-------------------------------------------------------------------------------------------------------------

  MFS(R) Research Series -- Service
  Class                                       0.75%            0.00%        0.25%        0.15%         1.15%
-------------------------------------------------------------------------------------------------------------

  MFS(R) Research Series -- Initial
  Class                                       0.75%            0.00%        0.00%        0.15%         0.90%
-------------------------------------------------------------------------------------------------------------

  MFS(R) Utilities Series -- Service
  Class                                       0.73%            0.00%        0.25%        0.09%         1.07%
-------------------------------------------------------------------------------------------------------------

  MFS(R) Utilities Series -- Initial
  Class                                       0.73%            0.00%        0.00%        0.09%         0.82%
-------------------------------------------------------------------------------------------------------------

  Neuberger Berman AMT Mid-Cap
  Growth -- Class S                           0.85%            0.00%        0.25%        0.17%         1.27%(d)

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                                      TOTAL
                                                                                                       FUND
                                                                                                      ANNUAL
                                            ADVISORY     ADMINISTRATION    12B-1        OTHER        EXPENS-
                  FUND                       FEES(1)          FEES        FEES(2)      EXPENSES        E(3)
-------------------------------------------------------------------------------------------------------------
  PIMCO Real Return
  Portfolio -- Advisor Class                  0.50%            0.00%        0.25%        0.07%         0.82%
-------------------------------------------------------------------------------------------------------------

  Royce Micro-Cap
  Portfolio -- Investment Class               1.25%            0.00%        0.00%        0.08%         1.33%
-------------------------------------------------------------------------------------------------------------

  Royce Small-Cap
  Portfolio -- Investment Class               1.00%            0.00%        0.00%        0.07%         1.07%
-------------------------------------------------------------------------------------------------------------

  T. Rowe Price Equity Income Portfolio
  II                                          0.85%            0.00%        0.25%        0.00%         1.10%
-------------------------------------------------------------------------------------------------------------

  T. Rowe Price Equity Income Portfolio       0.85%            0.00%        0.00%        0.00%         0.85%
-------------------------------------------------------------------------------------------------------------

  UIF Emerging Markets Equity
  Portfolio -- Class II                       1.23%            0.00%        0.35%        0.39%(a)      1.97%
-------------------------------------------------------------------------------------------------------------

  UIF Emerging Markets Equity
  Portfolio -- Class I                        1.23%            0.00%        0.00%        0.39%(a)      1.62%
-------------------------------------------------------------------------------------------------------------

  Van Eck VIP Global Hard Assets Fund         0.96%            0.00%        0.00%        0.15%(a)      1.11%(e)
-------------------------------------------------------------------------------------------------------------

  Victory VIF Diversified
  Stock -- Class A Shares                     0.30%            0.00%        0.25%        0.69%         1.24%
-------------------------------------------------------------------------------------------------------------







        Please refer to the applicable fund prospectus for additional information.



* No premiums or transfers will be accepted into this Investment Division from policyowners who did not have Cash Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.



(1)     The fees designated as "Advisory Fees" reflect "Management Fees."



(2) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



(3) Shown as a percentage of average net assets for the fiscal year ended December 31, 2009, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2009 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



(a)     Includes Acquired Fund/Portfolio Fees and Expenses of 0.01%.



(b)     Includes Acquired Fund/Portfolio Fees and Expenses of 0.02%.



(c) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.65% for Fidelity((R)) Contrafund((R))-- Initial Class and 0.90% for Fidelity((R))Contrafund((R))-- Service Class 2. These offsets may be discontinued at any time.



(d) Neuberger Berman Management LLC ("NBM") has undertaken through December 31, 2013 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.25% of the average daily net asset value of the Mid-Cap Growth Portfolios. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.



(e) For the period May 1, 2010 until May 1, 2011, the Adviser contractually agreed to waive fees and reimburse certain operating expenses (excluding interest, dividends paid on securities sold short, trading expenses, taxes and extraordinary expenses) to the extent Total Annual Fund Operating Expenses exceed 1.20% of average daily net assets. The agreement to limit the Total Annual Fund Operating Expenses is limited to the Fund's direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Fund through its investments in underlying funds.

EXAMPLES


     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the Investment Division with the highest charges and expenses of the policy including, policyowner transaction expenses, the annual policy service charge (for policies with less than $50,000 Accumulation Value), Separate Account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes upon surrender of the policy or the Annuity Commencement Date.



     You would pay the following expenses on a $10,000 allocation in the Investment Division listed, assuming a 5% annual return on assets:



     FOR POLICES PURCHASED ON OR AFTER NOVEMBER 15, 2004


INVESTMENT DIVISION                                          1 YR       3 YR        5 YR       10 YR
-------------------                                        -------   ---------   ---------   ---------
UIF EMERGING MARKETS EQUITY PORTFOLIO--CLASS II
without EBB Rider........................................  $377.02   $1,145.04   $1,932.06   $3,985.87
with EBB Rider...........................................  $407.44   $1,233.67   $2,075.26   $4,248.37



     FOR POLICIES PURCHASED PRIOR TO NOVEMBER 15, 2004


INVESTMENT DIVISION                                          1 YR       3 YR        5 YR       10 YR
-------------------                                        -------   ---------   ---------   ---------
UIF EMERGING MARKETS EQUITY PORTFOLIO--CLASS I
without EBB Rider........................................  $341.21   $1,039.96   $1,761.08   $3,666.49
with EBB Rider...........................................  $371.74   $1,129.55   $1,906.95   $3,939.39

        QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ACCESS VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ACCESS VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS NEW YORK LIFE ACCESS VARIABLE ANNUITY?


     A New York Life Access Variable Annuity is a flexible premium deferred variable annuity policy. NYLIAC issues the policy. You may allocate premium payments to the Investment Divisions of the Separate Account, 39 of which are available to all policyholders, as well as the Fixed Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited on amounts in the Fixed Account.


2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENT?

     You can allocate your premium payments to one or more of the following Allocation Alternatives:

          SEPARATE ACCOUNT


               The Separate Account currently consists of 66 investment divisions, 39 of which are available to all policyholders. The available Investment Divisions are listed on the first page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.


          FIXED ACCOUNT

               Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed interest rate.

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date but certain restrictions apply. Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make transfers from the Fixed Account, to the Investment Divisions but certain restrictions apply. (See "THE FIXED ACCOUNT.") You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period. For policies issued on or after the date of this Prospectus, the maximum amount that may be transferred into the Fixed Account in a Policy Year from the Investment Divisions is described in the Policy Data Page.

     You can make unlimited transfers each Policy Year. We reserve the right to charge up to $30 for each transfer after the first 12 in a given policy year. (See "THE POLICIES--Transfers.") In addition, you can request transfers through the Dollar Cost Averaging or the Automatic Asset Reallocation options. (See "THE POLICIES--Dollar Cost Averaging and Automatic Asset Reallocation.")

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date We start making Income Payments to you, We will deduct a $40 policy service charge (may be lower in some jurisdictions) on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $50,000. In addition, We deduct a daily charge for certain mortality and expense risks NYLIAC assumes and for policy administration expenses. This charge, on an annual basis, is 1.55% of the average daily net asset value of the Separate Account. (See "CHARGES AND DEDUCTIONS--Separate Account Charge.")

     We do not impose any surrender charge on withdrawals or surrenders of the policies.


     If you select the Enhanced Beneficiary Benefit ("EBB") Rider (in states where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative in proportion to its percentage of the Accumulation Value each applicable quarter. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should consult your registered representative to determine the percentage We are currently charging before you elect this rider. The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described above for new policies.

     The value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies ($4,000 for SIMPLE IRAs) and $10,000 for Non-Qualified Policies. Additional premium payments must be at least $1,000 or such lower amount as We may permit at any time. Subsequent premium payments must be sent to NYLIAC at one of the addresses listed in Question 17 of this Prospectus. FOR POLICIES ISSUED PRIOR TO NOVEMBER 15, 2004, ADDITIONAL PREMIUM PAYMENTS ARE NOT PERMITTED. We may agree to other methods of payment. The maximum aggregate amount of premium payments We accept is $1,000,000 without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.

6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions and/or Fixed Account which you selected within two Business Days after receipt at the Cleveland or Dallas Service Center, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received. (See "THE POLICIES--Policy Application and Premium Payments.")

     You may allocate the initial premium payment to the Investment Divisions and the Fixed Account. (See "THE POLICIES--Automatic Asset Reallocation.") Moreover, you may raise or lower the percentages (which must be in whole numbers) of the premium payment you place in each Allocation Alternative at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative is $25, or such lower amount as We may permit. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Alternative and the number of Allocation Alternatives to which you may allocate your Accumulation Value. ACCEPTANCE OF INITIAL AND ADDITIONAL PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS. FOR POLICIES ISSUED ON OR AFTER NOVEMBER 15, 2004, THE MAXIMUM PERCENTAGE OF ANY ONE PREMIUM PAYMENT THAT CAN BE ALLOCATED TO THE FIXED ACCOUNT IS DESCRIBED IN THE POLICY DATA PAGE.

7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals are less than $2,000, We reserve the right to terminate your policy subject to applicable state law. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. You may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.") Please note that certain withdrawal requests must be made in writing and sent to NYLIAC's Variable Products Service Center. (See "DISTRIBUTIONS UNDER THE POLICY--Surrenders and Withdrawals--Partial Withdrawals and Periodic Partial Withdrawals.")

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income--Guaranteed Period Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") We may offer other options, at Our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary(ies) under the policy an amount equal to the greater of:

          (a) the Accumulation Value,

          (b) the sum of all premium payments made, less any partial withdrawals, less any rider charges, or

          (c) the "reset value" (as described in "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement Date") plus any additional premium payments made since the most recent "Reset Anniversary," less "proportional withdrawals" and rider charges made since the most recent "Reset Anniversary."

     If the Beneficiary is the spouse (as defined under Federal law) of the Annuitant and owner, see Question 11. (See "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement" and "FEDERAL TAX MATTERS.")

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?

     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse (as defined under Federal law) may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary of the policy (for Non-Qualified, IRA, Roth IRA, SIMPLE IRA and SEP policies only; TSA and Inherited IRA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death. If you elect the EBB Rider and the Enhanced Spousal Continuance ("ESC") Rider applies, see the EEB and ESC Riders for details.

12. CAN I RETURN THE POLICY AFTER IT IS DELIVERED?


     You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to the NYLIAC Variable Products Service Center at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom you purchased it, along with a written request for cancellation in a form acceptable to Us. Except in jurisdictions where you are entitled by law to receive the total of premium payments made under the policy less any prior withdrawals, we will promptly return the Accumulation Value calculated as of the Business Day that either the registered representative through whom you purchased the policy or NYLIAC's Variable Products Service Center receives the policy along with the written request for cancellation in a form acceptable to Us, but without any deduction for premium taxes. (See "THE POLICY--Your Right to Cancel ("Free Look")."


13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

14. ARE POLICY LOANS AVAILABLE?

     Policy loans are not available.

15. WHERE DO I SEND WRITTEN SERVICE REQUESTS TO THE NYLIAC VARIABLE PRODUCTS SERVICE CENTER?

     Certain service requests, including but not limited to death benefit claims and surrenders, are required to be in writing. All written service requests must be sent to the NYLIAC Variable Products Service Center ("VPSC") at one of the following addresses:


          REGULAR MAIL        NYLIAC Variable Products Service Center
                              Madison Square Station
                              P.O. Box 922
                              New York, NY 10159

          EXPRESS MAIL        NYLIAC Variable Products Service Center
                              51 Madison Avenue
                              Room 251
                              New York, NY 10010


     Written service requests will be effective as of the Business Day they are received in a form acceptable to Us at the VPSC at one of the addresses listed immediately above.

     Faxed or e-mailed requests are not acceptable and will not be honored at any time. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. If all requirements are not met, We will not be able to process your service request. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.

16. HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?

     A. BY TELEPHONE:

          Certain service requests, including but not limited to obtaining current unit values and speaking to a customer representative, may be effected by telephone. For telephonic requests, you must contact the NYLIAC Interactive Voice Response System ("IVR") toll-free by calling: (800) 598-2019. (See "THE POLICIES--Virtual Service Center and Interactive Voice Response System.")

     B. BY INTERNET:


          Certain service requests, including but not limited to transferring assets between investment options and e-mailing your registered representative, may be effected via the Internet. For Internet-based requests, you must contact the NYLIAC Virtual Service Center ("VSC") at www.newyorklife.com/vsc and enter your user name and password. (See "THE POLICIES--Virtual Service Center and Interactive Voice Response System.")


     We make IVR and VSC services available at our discretion. In addition, availability of IVR and VSC services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service through IVR or VSC should become unavailable. We will not accept e-mailed requests for policy transactions or e-mails of imaged, signed service requests. E-mail inquiries that are non-transactional may be sent through Our Virtual Service Center once they have passed all security protocols to identify the policyowner.


     You may authorize Us to accept electronic instructions from your registered representative or the registered service assistant assigned to your policy in order to perform premium allocations, transfers, and changes to your investment objective and/or risk tolerance. In addition, you may authorize your registered representative or registered service assistant to revise your Automatic Asset Reallocation arrangement. Any Automatic Asset Reallocation revisions must be consistent with premium allocation changes or transfers processed by such registered representative or registered service assistant. If the registered representative or registered service assistant assigned to your policy does not process an Automatic Asset Reallocation change within one Business Day of the date that such registered representative or registered service assistant processed a premium allocation change or transfer on your behalf, your Automatic Asset Reallocation will be automatically cancelled.



     To authorize the registered representative(s) or the registered service assistants assigned to your policy to perform premium allocations and transfers, you must send a completed Trading Authorization Form to VPSC at one of the addresses listed in Question 15 of this Prospectus. We may revoke Trading Authorization privileges for certain policyowners (See "Limits on Transfers"). Trading authorization may be elected, changed or cancelled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.



     NYLIAC is not liable for any loss, cost or expense for action on instructions which are believed to be genuine in accordance with the procedures. Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time or received on a non-Business Day, will be priced as of the next Business Day.

17. WHERE DO I SEND SUBSEQUENT PREMIUM PAYMENTS?

     Subsequent premium payments must be sent to one of the following addresses:


          REGULAR MAIL        NYLIAC
                              75 Remittance Drive
                              Suite 3021
                              Chicago, IL 60675-3021

          EXPRESS MAIL        NYLIAC, Suite 3021
                              c/o The Northern Trust Bank
                              350 North Orleans Street
                              Receipt & Dispatch, 8th Floor
                              Chicago, IL 60654



     Subsequent premium payments will be credited as of the Business Day they are received in a form acceptable to Us at one of the addresses noted in this Question 17. Please note that initial premium payments are those made in connection with the issuance of a policy and are processed in accordance with our procedures. (See "THE POLICIES--Policy Application and Premium Payments.")

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2009 and 2008, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2009 (including the report of the independent registered public accounting firm); and the Separate Account statement of assets and liabilities as of December 31, 2009, and the statements of operations and of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm), are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP.

                         CONDENSED FINANCIAL INFORMATION


     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The financial statements for the year ending December 31, 2005 and for subsequent years are included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment division as of December 31, 2004 and preceding years are derived from the financial statements not included therein. Values and units shown are for full year periods beginning January 1, except where indicated. The policies were first offered on March 13, 2000.



     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES PRIOR TO NOVEMBER 15, 2004 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER NOVEMBER 15, 2004. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR THE CORRESPONDING INVESTMENT DIVISION WITH THE HIGHEST PORTFOLIO COMPANY FEES AND EXPENSES AVAILABLE TO YOU.





                              MAINSTAY VP                                              MAINSTAY VP
                        BALANCED--SERVICE CLASS                                    BOND--INITIAL CLASS
                ---------------------------------------  ----------------------------------------------------------------------
                 2009    2008    2007    2006   2005(E)   2009    2008    2007    2006    2005    2004    2003    2002    2001
                ------  ------  ------  ------  -------  ------  ------  ------  ------  ------  ------  ------  ------  ------

Accumulation
  Unit value
  (beginning
  of period)..  $ 8.44  $11.43  $11.32  $10.41   $10.00  $14.42  $14.12  $13.46  $13.08  $13.00  $12.68  $12.32  $11.43  $10.62
Accumulation
  Unit value
  (end of
  period).....  $10.20  $ 8.44  $11.43  $11.32   $10.41  $15.30  $14.42  $14.12  $13.46  $13.08  $13.00  $12.68  $12.32  $11.43
Number of
  units
  outstanding
  (in 000s)
  (end of
  period).....     238     245     334     272      136      40      46      66      71      87      96     121     170      96
                 MAIN-
                 STAY
                  VP
                 BON-
                D--IN-
                 ITIAL
                 CLASS
                ------
                 2000*
                ------

Accumulation
  Unit value
  (beginning
  of period)..  $10.00
Accumulation
  Unit value
  (end of
  period).....  $10.62
Number of
  units
  outstanding
  (in 000s)
  (end of
  period).....      16





                                  MAINSTAY VP
                              BOND--SERVICE CLASS                                   MAINSTAY VP CASH MANAGEMENT
                ----------------------------------------------  ------------------------------------------------------------------
                 2009    2008    2007    2006    2005    2004     2009     2008     2007    2006    2005    2004    2003     2002
                ------  ------  ------  ------  ------  ------  -------  -------  -------  ------  ------  ------  ------  -------

Accumulation
  Unit value
  (beginning
  of period)..  $11.01  $10.80  $10.33  $10.06  $10.02  $10.00  $  1.12  $  1.11  $  1.08  $ 1.04  $ 1.03  $ 1.04  $ 1.05  $  1.05
Accumulation
  Unit value
  (end of
  period).....  $11.65   11.01  $10.80  $10.33  $10.06  $10.02  $  1.10  $  1.12  $  1.11  $ 1.08  $ 1.04  $ 1.03  $ 1.04  $  1.05
Number of
  units
  outstanding
  (in 000s)
  (end of
  period).....     538     516     373      83      35       1   11,459   24,265   11,758   4,894   3,332   3,618   3,657   25,991
                  MAINSTAY VP
                CASH MANAGEMENT
                ---------------
                  2001    2000*
                -------  ------

Accumulation
  Unit value
  (beginning
  of period)..  $  1.03  $ 1.00
Accumulation
  Unit value
  (end of
  period).....  $  1.05  $ 1.03
Number of
  units
  outstanding
  (in 000s)
  (end of
  period).....   15,454   4,074





                                                                                                    MAINSTAY VP
                               MAINSTAY VP COMMON STOCK--INITIAL CLASS                      COMMON STOCK--SERVICE CLASS
                ---------------------------------------------------------------------  -------------------------------------
                 2009   2008   2007   2006   2005   2004   2003   2002   2001   2000*   2009   2008    2007    2006    2005
                -----  -----  -----  -----  -----  -----  -----  -----  -----  ------  -----  ------  ------  ------  ------
Accumulation
  Unit value
  (beginning
  of period)..  $6.11  $9.76  $9.43  $8.22  $7.75  $7.10  $5.71  $7.65  $9.37  $10.00  $7.78  $12.45  $12.05  $10.54  $10.00
Accumulation
  Unit value
  (end of
  period).....  $7.37  $6.11  $9.76  $9.43  $8.22  $7.75  $7.10  $5.71  $7.65  $ 9.37  $9.35  $ 7.78  $12.45  $12.05  $10.54
Number of
  units
  outstanding
  (in 000s)
  (end of
  period).....     59     56     62     72    110    137    152    219    230     139     91      94      82      32       3
                 MAIN-
                 STAY
                  VP
                COMMON
                 STOC-
                K--SE-
                 RVICE
                 CLASS
                ------
                 2004
                ------
Accumulation
  Unit value
  (beginning
  of period)..  $10.00
Accumulation
  Unit value
  (end of
  period).....  $10.00
Number of
  units
  outstanding
  (in 000s)
  (end of
  period).....       0





                               MAINSTAY VP
                               CONSERVATIVE
                        ALLOCATION--SERVICE CLASS                       MAINSTAY VP CONVERTIBLE--INITIAL CLASS
                  -------------------------------------    ----------------------------------------------------------------
                   2009      2008      2007     2006(F)     2009      2008      2007      2006      2005      2004     2003
                  ------    ------    ------    -------    ------    ------    ------    ------    ------    -----    -----
Accumulation
  Unit value
  (beginning
  of period)..    $ 8.98    $11.21    $10.62     $10.00    $ 8.27    $12.81    $11.33    $10.42    $ 9.93    $9.50    $7.89
Accumulation
  Unit value
  (end of
  period).....    $10.78    $ 8.98    $11.21     $10.62    $11.90    $ 8.27    $12.81    $11.33    $10.42    $9.93    $9.50
Number of
  units
  outstanding
  (in 000s)
  (end of
  period).....     1,178     1,293       879        179        72        80        92       111       126      153      168
                         MAINSTAY VP
                    CONVERTIBLE--INITIAL
                            CLASS
                  ------------------------
                   2002     2001     2000*
                  -----    -----    ------
Accumulation
  Unit value
  (beginning
  of period)..    $8.71    $9.04    $10.00
Accumulation
  Unit value
  (end of
  period).....    $7.89    $8.71    $ 9.04
Number of
  units
  outstanding
  (in 000s)
  (end of
  period).....      209      199       150





                                  MAINSTAY VP                                 MAINSTAY VP
                          CONVERTIBLE--SERVICE CLASS                 FLOATING RATE-- SERVICE CLASS
                ----------------------------------------------  ---------------------------------------
                 2009    2008    2007    2006    2005    2004    2009    2008    2007    2006   2005(E)
                ------  ------  ------  ------  ------  ------  ------  ------  ------  ------  -------
Accumulation
  Unit value
  (beginning
  of period)..  $ 8.34  $12.94  $11.47  $10.58  $10.11  $10.00  $ 8.06  $10.63  $10.56  $10.14   $10.00
Accumulation
  Unit value
  (end of
  period).....  $11.96  $ 8.34  $12.94  $11.47  $10.58  $10.11  $10.58  $ 8.06  $10.63  $10.56   $10.14
Number of
  units
  outstanding
  (in 000s)
  (end of
  period).....     515     411     282     113      34       2   1,081     741   1,383     797      373




------------


   * For the period March 13, 2000 (commencement of operations in the Separate Account) through December 31, 2000.



(e) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.



(f) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                                                                                          MAINSTAY VP
                                     MAINSTAY VP GOVERNMENT--INITIAL CLASS                         GOVERNMENT--SERVICE CLASS
                ------------------------------------------------------------------------------  ------------------------------
                 2009    2008    2007    2006    2005    2004    2003    2002    2001    2000*   2009    2008    2007    2006
                ------  ------  ------  ------  ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Accumulation
  Unit value
  (beginning
  of period)..  $14.41  $13.33  $12.69  $12.38  $12.28  $12.07  $12.04  $11.13  $10.60  $10.00  $11.62  $10.78  $10.28  $10.06
Accumulation
  Unit value
  (end of
  period).....  $14.41  $14.41  $13.33  $12.69  $12.38  $12.28  $12.07  $12.04  $11.13  $10.60  $11.60  $11.62  $10.78  $10.28
Number of
  units
  outstanding
  (in 000s)
  (end of
  period).....      37      36      43      57      86     117     162     287     128      27     511     644     177      42
                  MAINSTAY VP
                 GOVERNMENT---
                 SERVICE CLASS
                --------------
                 2005    2004
                ------  ------
Accumulation
  Unit value
  (beginning
  of period)..  $10.01  $10.00
Accumulation
  Unit value
  (end of
  period).....  $10.06  $10.01
Number of
  units
  outstanding
  (in 000s)
  (end of
  period).....      30       0







                     MAINSTAY VP GROWTH                              MAINSTAY VP
                 ALLOCATION--SERVICE CLASS                  GROWTH EQUITY--INITIAL CLASS
                --------------------------- ------------------------------------------------------------
                 2009  2008   2007  2006(F)  2009  2008  2007  2006  2005  2004  2003  2002  2001  2000*
                ----- ------ ------ ------- ----- ----- ----- ----- ----- ----- ----- ----- ----- ------
Accumulation
  Unit value
  (beginning
  of period)..  $7.13 $11.64 $10.73  $10.00 $4.58 $7.61 $6.87 $6.68 $6.26 $6.11 $4.88 $7.17 $9.48 $10.00
Accumulation
  Unit value
  (end of
  period).....  $8.97 $ 7.13 $11.64  $10.73 $6.05 $4.58 $7.61 $6.87 $6.68 $6.26 $6.11 $4.88 $7.17 $ 9.48
Number of
  units
  outstanding
  (in 000s)
  (end of
  period).....    180    151    138      53    15    22    34    50    98   138   160   174   186    123





                               MAINSTAY VP
                      GROWTH EQUITY--SERVICE CLASS               MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
                ---------------------------------------- -------------------------------------------------------------------
                 2009  2008   2007   2006   2005   2004   2009   2008   2007   2006   2005   2004   2003   2002  2001  2000*
                ----- ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ----- ----- ------
Accumulation
  Unit value
  (beginning
  of period)..  $7.46 $12.43 $11.26 $10.98 $10.31 $10.00 $12.10 $16.19 $16.07 $14.57 $14.38 $12.95 $ 9.65 $9.60 $9.29 $10.00
Accumulation
  Unit value
  (end of
  period).....  $9.83 $ 7.46 $12.43 $11.26 $10.98 $10.31 $17.01 $12.10 $16.19 $16.07 $14.57 $14.38 $12.95 $9.65 $9.60 $ 9.29
Number of
  units
  outstanding
  (in 000s)
  (end of
  period).....     60     57     48     18      7      1    139    152    137    232    213    396    375   255   149     85







                          MAINSTAY VP HIGH YIELD
                      CORPORATE BOND--SERVICE CLASS                  MAINSTAY VP ICAP SELECT EQUITY--INITIAL CLASS
                ----------------------------------------- -------------------------------------------------------------------
                 2009   2008   2007   2006   2005   2004   2009   2008   2007   2006   2005   2004   2003  2002  2001   2000*
                ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ----- ----- ------ ------
Accumulation
  Unit value
  (beginning
  of period)..  $ 8.48 $11.38 $11.32 $10.29 $10.18 $10.00 $ 8.16 $13.27 $12.62 $10.74 $10.34 $ 9.43 $7.49 $9.86 $10.49 $10.00
Accumulation
  Unit value
  (end of
  period).....  $11.90 $ 8.48 $11.38 $11.32 $10.29 $10.18 $10.39 $ 8.16 $13.27 $12.62 $10.74 $10.34 $9.43 $7.49 $ 9.86 $10.49
Number of
  units
  outstanding
  (in 000s)
  (end of
  period).....   2,062  1,140  1,206    552    242      6    138    110     45     24     31     38    40    41     34     17





                                MAINSTAY VP
                     ICAP SELECT EQUITY--SERVICE CLASS               MAINSTAY VP INCOME BUILDER--INITIAL CLASS
                 ----------------------------------------- ------------------------------------------------------------
                  2009   2008   2007   2006   2005   2004   2009  2008  2007  2006  2005  2004  2003  2002  2001  2000*
                 ------ ------ ------ ------ ------ ------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ------
Accumulation
  Unit value
  (beginning of
  period)......  $ 7.93 $12.94 $12.33 $10.53 $10.00 $10.00 $7.06 $9.81 $9.27 $8.60 $8.20 $7.83 $6.64 $8.09 $9.20 $10.00
Accumulation
  Unit value
  (end of
  period)......  $10.08 $ 7.93 $12.94 $12.33 $10.53 $10.00 $8.59 $7.06 $9.81 $9.27 $8.60 $8.20 $7.83 $6.64 $8.09 $ 9.20
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     742    531    340     27      3      0    20    28    34    39    58    88   242   278   302    297






                                MAINSTAY VP
                       INCOME BUILDER--SERVICE CLASS                 MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
                 ----------------------------------------- ------------------------------------------------------------------
                  2009   2008   2007   2006   2005   2004   2009   2008   2007   2006   2005   2004   2003  2002  2001  2000*
                 ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ----- ----- ----- ------
Accumulation
  Unit value
  (beginning of
  period)......  $ 8.62 $12.00 $11.37 $10.57 $10.11 $10.00 $11.46 $15.66 $15.16 $11.72 $11.02 $ 9.54 $7.45 $7.92 $9.35 $10.00
Accumulation
  Unit value
  (end of
  period)......  $10.45 $ 8.62 $12.00 $11.37 $10.57 $10.11 $13.47 $11.46 $15.66 $15.16 $11.72 $11.02 $9.54 $7.45 $7.92 $ 9.35
Number of units
  outstanding
  (in 000s)
  (end of
  period)......      99     93     34     14      1      0     50     52     72     78     54     52    45    34    32     18






                               MAINSTAY VP
                   INTERNATIONAL EQUITY-- SERVICE CLASS            MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
                ----------------------------------------- ------------------------------------------------------------
                 2009   2008   2007   2006   2005   2004   2009  2008  2007  2006  2005  2004  2003  2002  2001  2000*
                ------ ------ ------ ------ ------ ------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ------
Accumulation
  Unit value
  (beginning
  of period)..  $10.49 $14.38 $13.95 $10.82 $10.19 $10.00 $5.23 $8.68 $7.27 $6.88 $6.70 $6.96 $5.52 $7.81 $9.51 $10.00
Accumulation
  Unit value
  (end of
  period).....  $12.30 $10.49 $14.38 $13.95 $10.82 $10.19 $7.21 $5.23 $8.68 $7.27 $6.88 $6.70 $6.96 $5.52 $7.81 $ 9.51
Number of
  units
  outstanding
  (in 000s)
  (end of
  period).....     357    371    372    172     56      1    41    37    44    47    64    71    91    87    69     55




------------


   * For the period March 13, 2000 (commencement of operations in the Separate Account) through December 31, 2000.



  (a) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.



(f) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                               MAINSTAY VP
                     LARGE CAP GROWTH--SERVICE CLASS                  MAINSTAY VP MID CAP CORE--INITIAL CLASS
                ----------------------------------------- ---------------------------------------------------------------
                 2009   2008   2007   2006   2005   2004   2009   2008   2007   2006   2005   2004   2003   2002  2001(A)
                ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------
Accumulation
  Unit value
  (beginning
  of period)..  $ 8.54 $14.21 $11.92 $11.32 $10.00 $10.00 $10.58 $18.60 $17.98 $15.89 $13.93 $11.57 $ 8.67 $10.00  $10.00
Accumulation
  Unit value
  (end of
  period).....  $11.75 $ 8.54 $14.21 $11.92 $11.32 $10.00 $14.26 $10.58 $18.60 $17.98 $15.89 $13.93 $11.57 $ 8.67  $10.00
Number of
  units
  outstanding
  (in 000s)
  (end of
  period).....     160    167     77     25      6      0     16     16     19     26     20     11     15      8       0







                                                                                                                     MAIN-
                                                                                                                      STAY
                                                                                                                       VP
                                                                                                                      MOD-
                                                                                                                     ERATE
                                                                                                                     GROW-
                                                                                                                       TH
                                                                                                                     ALLO-
                                                                                                                     CATI-
                                                                                                                     ON---
                                                                                         MAINSTAY VP                  SER-
                                       MAINSTAY VP                                         MODERATE                   VICE
                               MID CAP CORE--SERVICE CLASS                        ALLOCATION--SERVICE CLASS          CLASS
                --------------------------------------------------------    -------------------------------------    -----
                 2009      2008      2007      2006      2005      2004      2009      2008      2007     2006(F)     2009
                ------    ------    ------    ------    ------    ------    ------    ------    ------    -------    -----

Accumulation
  Unit value
  (beginning
  of period)..  $ 7.66    $13.51    $13.09    $11.60    $10.19    $10.00    $ 8.38    $11.41    $10.68     $10.00    $7.71
Accumulation
  Unit value
  (end of
  period).....  $10.30    $ 7.66    $13.51    $13.09    $11.60    $10.19    $10.23    $ 8.38    $11.41     $10.68    $9.72
Number of
  units
  outstanding
  (in 000s)
  (end of
  period).....     323       198       186        74        28         1     1,281     1,076       748        215      455
                        MAINSTAY VP
                      MODERATE GROWTH
                 ALLOCATION--SERVICE CLASS
                ---------------------------
                 2008      2007     2006(F)
                ------    ------    -------

Accumulation
  Unit value
  (beginning
  of period)..  $11.63    $10.82     $10.00
Accumulation
  Unit value
  (end of
  period).....  $ 7.71    $11.63     $10.82
Number of
  units
  outstanding
  (in 000s)
  (end of
  period).....     677       593        353








                                                                                                                MAINSTAY VP
                                                                                                                  S&P 500
                                                                                                               INDEX--SERVICE
                                         MAINSTAY VP S&P 500 INDEX--INITIAL CLASS                                  CLASS
                ------------------------------------------------------------------------------------------    ---------------
                 2009     2008      2007      2006      2005     2004     2003     2002     2001     2000*     2009     2008
                -----    ------    ------    ------    -----    -----    -----    -----    -----    ------    -----    ------

Accumulation
  Unit value
  (beginning
  of period)..  $6.45    $10.40    $10.04    $ 8.83    $8.56    $7.87    $6.23    $8.14    $9.40    $10.00    $7.65    $12.36
Accumulation
  Unit value
  (end of
  period).....  $8.02    $ 6.45    $10.40    $10.04    $8.83    $8.56    $7.87    $6.23    $8.14    $ 9.40    $9.48    $ 7.65
Number of
  units
  outstanding
  (in 000s)
  (end of
  period).....     72        92        93       112      179      210      227      250      224       135      265       266
                             MAINSTAY VP
                    S&P 500 INDEX--SERVICE CLASS
                ------------------------------------
                 2007      2006      2005      2004
                ------    ------    ------    ------

Accumulation
  Unit value
  (beginning
  of period)..  $11.96    $10.55    $10.25    $10.00
Accumulation
  Unit value
  (end of
  period).....  $12.36    $11.96    $10.55    $10.25
Number of
  units
  outstanding
  (in 000s)
  (end of
  period).....     275       126        61         2








                                       MAINSTAY VP
                              U.S. SMALL CAP--SERVICE CLASS                       MAINSTAY VP U.S. SMALL CAP--INITIAL CLASS
                --------------------------------------------------------    -----------------------------------------------------
                 2009      2008      2007      2006      2005      2004      2009     2008      2007      2006      2005     2004
                ------    ------    ------    ------    ------    ------    -----    ------    ------    ------    -----    -----
Accumulation
  Unit value
  (beginning
  of period)..  $ 8.43    $16.27    $12.17    $11.00    $10.00    $10.00    $7.06    $13.58    $10.13    $ 9.14    $8.28    $7.95
Accumulation
  Unit value
  (end of
  period).....  $11.68    $ 8.43    $16.27    $12.17    $11.00    $10.00    $9.80    $ 7.06    $13.58    $10.13    $9.14    $8.28
Number of
  units
  outstanding
  (in 000s)
  (end of
  period).....     101        53        74        12         4         0       26        15        15        18       21       21
                MAINSTAY VP U.S. SMALL CAP--INITIAL
                               CLASS
                -----------------------------------
                 2003     2002     2001      2000*
                -----    -----    ------    -------
Accumulation
  Unit value
  (beginning
  of period)..  $5.83    $8.33    $9.13     $10.00
Accumulation
  Unit value
  (end of
  period).....  $7.95    $5.83    $ 8.33    $ 9.13
Number of
  units
  outstanding
  (in 000s)
  (end of
  period).....     28       19         6         9





                          ALGER SMALL CAP GROWTH--CLASS S SHARES                   ALGER SMALL CAP GROWTH--CLASS I-2 SHARES
                 --------------------------------------------------------    ----------------------------------------------------
                  2009      2008      2007      2006      2005      2004      2009     2008      2007      2006     2005     2004
                 ------    ------    ------    ------    ------    ------    -----    ------    ------    -----    -----    -----
Accumulation
  Unit value
  (beginning of
  period)......  $ 8.51    $16.22    $14.09    $11.95    $10.41    $10.00    $5.73    $10.89    $ 9.44    $7.99    $6.94    $6.05
Accumulation
  Unit value
  (end of
  period)......  $12.16    $ 8.51    $16.22    $14.09    $11.95    $10.41    $8.21    $ 5.73    $10.89    $9.44    $7.99    $6.94
Number of units
  outstanding
  (in 000s)
  (end of
  period)......      32        41        52        29        11         1       27        33        35       43       54       64
                 ALGER SMALL CAP GROWTH--CLASS I-2
                               SHARES
                 ---------------------------------
                  2003     2002     2001     2000*
                 -----    -----    -----    ------
Accumulation
  Unit value
  (beginning of
  period)......  $4.31    $5.94    $8.56    $10.00
Accumulation
  Unit value
  (end of
  period)......  $6.05    $4.31    $5.94    $ 8.56
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     69       97       87        69





                                                                                                                   COLUMBIA
                                                                                                                SMALL CAP VALUE
                                                                                                                     FUND,
                                                                                                                   VARIABLE
                                              CALVERT VP SRI BALANCED PORTFOLIO                                 SERIES--CLASS B
                 ------------------------------------------------------------------------------------------    ----------------
                  2009     2008      2007      2006      2005     2004     2003     2002     2001     2000*     2009      2008
                 -----    ------    ------    ------    -----    -----    -----    -----    -----    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $7.08    $10.47    $10.35    $ 9.66    $9.29    $8.71    $7.42    $8.57    $9.36    $10.00    $ 8.50    $12.01
Accumulation
  Unit value
  (end of
  period)......  $8.73    $ 7.08    $10.47    $10.35    $9.66    $9.29    $8.71    $7.42    $8.57    $ 9.36    $10.46    $ 8.50
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     15        17        23        21       16       17       14       15       11        11       118       130
                                COLUMBIA
                         SMALL CAP VALUE FUND,
                        VARIABLE SERIES--CLASS B
                 -------------------------------------
                  2007      2006      2005     2004(D)
                 ------    ------    ------    -------
Accumulation
  Unit value
  (beginning of
  period)......  $12.52    $10.66    $10.26     $10.00
Accumulation
  Unit value
  (end of
  period)......  $12.01    $12.52    $10.66     $10.26
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     162        82        24          1





                                        DREYFUS IP                                             DREYFUS IP
                             TECHNOLOGY GROWTH--SERVICE SHARES                      TECHNOLOGY GROWTH--INITIAL SHARES
                 --------------------------------------------------------    ----------------------------------------------
                  2009      2008      2007      2006      2005      2004      2009      2008      2007      2006      2005
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------

Accumulation
  Unit value
  (beginning of
  period)......  $ 7.35    $12.70    $11.27    $11.00    $10.00    $10.00    $ 7.25    $12.51    $11.08    $10.79    $10.56
Accumulation
  Unit value
  (end of
  period)......  $11.36    $ 7.35    $12.70    $11.27    $11.00    $10.00    $11.25    $ 7.25    $12.51    $11.08    $10.79
Number of units
  outstanding
  (in 000s)
  (end of
  period)......      74        76        50         9         6         0         4        13        17        20         8
                               DREYFUS IP
                   TECHNOLOGY GROWTH--INITIAL SHARES
                 -------------------------------------
                  2004      2003      2002     2001(A)
                 ------    ------    ------    -------

Accumulation
  Unit value
  (beginning of
  period)......  $10.67    $ 7.18    $12.03     $10.00
Accumulation
  Unit value
  (end of
  period)......  $10.56    $10.67    $ 7.18     $12.03
Number of units
  outstanding
  (in 000s)
  (end of
  period)......      11        17        22          2





------------


   * For the period March 13, 2000 (commencement of operations in the Separate Account) through December 31, 2000.



  (a) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.



  (d) For the period November 15, 2004 (commencement of operations in the Separate Account) through December 31, 2004.



(f) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                              FIDELITY(R) VIP CONTRAFUND(R)--                        FIDELITY(R) VIP CONTRAFUND(R)--
                                      SERVICE CLASS 2                                         INITIAL CLASS
                 --------------------------------------------------------    ----------------------------------------------
                  2009      2008      2007      2006      2005      2004      2009      2008      2007      2006      2005
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $ 8.43    $14.93    $12.93    $11.79    $10.26    $10.00    $ 9.14    $16.15    $13.95    $12.68    $11.02
Accumulation
  Unit value
  (end of
  period)......  $11.24    $ 8.43    $14.93    $12.93    $11.79    $10.26    $12.22    $ 9.14    $16.15    $13.95    $12.68
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     574       576       520       258        98         3        87       112       135       130       126
                       FIDELITY(R) VIP CONTRAFUND(R)--
                                INITIAL CLASS
                 -------------------------------------------
                  2004      2003     2002     2001     2000*
                 ------    -----    -----    -----    ------
Accumulation
  Unit value
  (beginning of
  period)......  $ 9.69    $7.66    $8.58    $9.93    $10.00
Accumulation
  Unit value
  (end of
  period)......  $11.02    $9.69    $7.66    $8.58    $ 9.93
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     133      136      128      103        46







                             FIDELITY(R) VIP EQUITY-INCOME--                        FIDELITY(R) VIP EQUITY-INCOME--
                                     SERVICE CLASS 2                                         INITIAL CLASS
                 -------------------------------------------------------    ----------------------------------------------
                  2009     2008      2007      2006      2005      2004      2009      2008      2007      2006      2005
                 -----    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $7.00    $12.43    $12.47    $10.56    $10.16    $10.00    $ 8.00    $14.17    $14.17    $11.97    $11.49
Accumulation
  Unit value
  (end of
  period)......  $8.95    $ 7.00    $12.43    $12.47    $10.56    $10.16    $10.25    $ 8.00    $14.17    $14.17    $11.97
Number of units
  outstanding
  (in 000s)
  (end of
  period)......    350       354       423       213        63         1        35        47        64        66        55
                        FIDELITY(R) VIP EQUITY-INCOME--
                                 INITIAL CLASS
                 ---------------------------------------------
                  2004      2003      2002     2001      2000*
                 ------    ------    -----    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $10.46    $ 8.15    $9.97    $10.65    $10.00
Accumulation
  Unit value
  (end of
  period)......  $11.49    $10.46    $8.15    $ 9.97    $10.65
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     119        84       77        53        27





                                      FIDELITY(R) VIP MID CAP--                                 JANUS ASPEN BALANCED
                                           SERVICE CLASS 2                                    PORTFOLIO--SERVICE SHARES
                 -------------------------------------------------------------------    ------------------------------------
                  2009      2008      2007      2006      2005      2004     2003(B)     2009      2008      2007      2006
                 ------    ------    ------    ------    ------    ------    -------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $10.84    $18.22    $16.05    $14.50    $12.48    $10.17     $10.00    $10.58    $12.80    $11.79    $10.84
Accumulation
  Unit value
  (end of
  period)......  $14.91    $10.84    $18.22    $16.05    $14.50    $12.48     $10.17    $13.08    $10.58    $12.80    $11.79
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     230       211       188       101        39         7          0       310       295       193        84
                    JANUS ASPEN
                     BALANCED
                  PORTFOLIO--SER-
                    VICE SHARES
                 ----------------
                  2005      2004
                 ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $10.23    $10.00
Accumulation
  Unit value
  (end of
  period)......  $10.84    $10.23
Number of units
  outstanding
  (in 000s)
  (end of
  period)......      55         1






                                                                                                                     JANUS ASPEN
                                                                                                                      WORLDWIDE
                                                      JANUS ASPEN BALANCED                                         PORTFOLIO--SER-
                                                 PORTFOLIO--INSTITUTIONAL SHARES                                     VICE SHARES
                 ----------------------------------------------------------------------------------------------    ---------------
                  2009      2008      2007      2006      2005      2004      2003     2002     2001      2000*     2009     2008
                 ------    ------    ------    ------    ------    ------    -----    -----    ------    ------    -----    ------
Accumulation
  Unit value
  (beginning of
  period)......  $11.10    $13.40    $12.31    $11.29    $10.62    $ 9.94    $8.85    $9.61    $10.24    $10.00    $7.08    $13.04
Accumulation
  Unit value
  (end of
  period)......  $13.76    $11.10    $13.40    $12.31    $11.29    $10.62    $9.94    $8.85    $ 9.61    $10.24    $9.59    $ 7.08
Number of units
  outstanding
  (in 000s)
  (end of
  period)......      81        92       109       112       167       205      264      283       264       160       83        72
                         JANUS ASPEN WORLDWIDE
                       PORTFOLIO--SERVICE SHARES
                 ------------------------------------
                  2007      2006      2005      2004
                 ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $12.11    $10.43    $10.00    $10.00
Accumulation
  Unit value
  (end of
  period)......  $13.04    $12.11    $10.43    $10.00
Number of units
  outstanding
  (in 000s)
  (end of
  period)......      67        15        11         0





                                                                                                            MFS(R) INVESTORS
                                                                                                                  TRUST
                                                  JANUS ASPEN WORLDWIDE                                      SERIES--SERVICE
                                             PORTFOLIO--INSTITUTIONAL SHARES                                      CLASS
                 ---------------------------------------------------------------------------------------    ----------------
                  2009     2008     2007     2006     2005     2004     2003     2002     2001     2000*     2009      2008
                 -----    -----    -----    -----    -----    -----    -----    -----    -----    ------    ------    ------

Accumulation
  Unit value
  (beginning of
  period)......  $4.61    $8.46    $7.84    $6.74    $6.46    $6.27    $5.13    $7.00    $9.16    $10.00    $ 8.47    $12.89
Accumulation
  Unit value
  (end of
  period)......  $6.25    $4.61    $8.46    $7.84    $6.74    $6.46    $6.27    $5.13    $7.00    $ 9.16    $10.56    $ 8.47
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     29       39       46       88      123      152      181      199      159       127        11        14
                           MFS(R) INVESTORS
                      TRUST SERIES--SERVICE CLASS
                 ------------------------------------
                  2007      2006      2005      2004
                 ------    ------    ------    ------

Accumulation
  Unit value
  (beginning of
  period)......  $11.90    $10.73    $10.00    $10.00
Accumulation
  Unit value
  (end of
  period)......  $12.89    $11.90    $10.73    $10.00
Number of units
  outstanding
  (in 000s)
  (end of
  period)......       7         6         0         0





                                                                                                               MFS(R) RESEARCH
                                              MFS(R) INVESTORS TRUST SERIES--                                  SERIES--SERVICE
                                                       INITIAL CLASS                                                CLASS
                 -----------------------------------------------------------------------------------------    ----------------
                  2009     2008      2007      2006     2005     2004     2003     2002     2001     2000*     2009      2008
                 -----    ------    ------    -----    -----    -----    -----    -----    -----    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $6.96    $10.57    $ 9.73    $8.75    $8.28    $7.55    $6.28    $8.07    $9.75    $10.00    $ 8.15    $12.99
Accumulation
  Unit value
  (end of
  period)......  $8.70    $ 6.96    $10.57    $9.73    $8.75    $8.28    $7.55    $6.28    $8.07    $ 9.75    $10.45    $ 8.15
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     20        25        26       33       37       44       45       41       29        11        10        11
                            MFS(R) RESEARCH
                         SERIES--SERVICE CLASS
                 ------------------------------------
                  2007      2006      2005      2004
                 ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $11.68    $10.77    $10.00    $10.00
Accumulation
  Unit value
  (end of
  period)......  $12.99    $11.68    $10.77    $10.00
Number of units
  outstanding
  (in 000s)
  (end of
  period)......      13         4         5         0





                                                                                                            MFS(R) UTILITIES
                                                                                                                SERIES--
                                          MFS(R) RESEARCH SERIES--INITIAL CLASS                               SERVICE CLASS
                 ---------------------------------------------------------------------------------------    ----------------
                  2009     2008     2007     2006     2005     2004     2003     2002     2001     2000*     2009      2008
                 -----    -----    -----    -----    -----    -----    -----    -----    -----    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $5.79    $9.20    $8.25    $7.59    $7.15    $6.27    $5.10    $6.87    $8.86    $10.00    $14.17    $23.13
Accumulation
  Unit value
  (end of
  period)......  $7.44    $5.79    $9.20    $8.25    $7.59    $7.15    $6.27    $5.10    $6.87    $ 8.86    $18.53    $14.17
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     16       17       20       29       32       42       49       53       55        66       589       606
                       MFS(R) UTILITIES SERIES--
                             SERVICE CLASS
                 -------------------------------------
                  2007      2006      2005     2004(C)
                 ------    ------    ------    -------
Accumulation
  Unit value
  (beginning of
  period)......  $18.42    $14.29    $12.45     $10.00
Accumulation
  Unit value
  (end of
  period)......  $23.13    $18.42    $14.29     $12.45
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     645       271       127         12





------------


   * For the period March 13, 2000 (commencement of operations in the Separate Account) through December 31, 2000.





  (b) For the period September 5, 2003 (commencement of operations in the Separate Account) through December 31, 2003.



  (c) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

                                      NEUBERGER BERMAN                                             ROYCE
                                        AMT MID CAP                                        MICRO-CAP PORTFOLIO--
                                 GROWTH PORTFOLIO--CLASS S                                    INVESTMENT CLASS
                 ---------------------------------------------------------    -----------------------------------------------
                  2009      2008      2007      2006      2005     2004(C)     2009      2008      2007      2006     2005(E)
                 ------    ------    ------    ------    ------    -------    ------    ------    ------    ------    -------
Accumulation
  Unit value
  (beginning of
  period)......  $ 8.99    $16.17    $13.44    $11.92    $10.67     $10.00    $ 8.36    $14.97    $14.62    $12.27     $10.00
Accumulation
  Unit value
  (end of
  period)......  $11.63    $ 8.99    $16.17    $13.44    $11.92     $10.67    $13.01    $ 8.36    $14.97    $14.62     $12.27
Number of units
  outstanding
  (in 000s)
  (end of
  period)......      36        38        47         6         3          0       124       112        88        44          4
                                      ROYCE
                              SMALL-CAP PORTFOLIO--
                                 INVESTMENT CLASS
                 -----------------------------------------------
                  2009      2008      2007      2006     2005(E)
                 ------    ------    ------    ------    -------
Accumulation
  Unit value
  (beginning of
  period)......  $ 8.30    $11.58    $12.01    $10.56     $10.00
Accumulation
  Unit value
  (end of
  period)......  $11.05    $ 8.30    $11.58    $12.01     $10.56
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     166       176       116        53        119








                                         T. ROWE PRICE
                                        EQUITY INCOME
                                         PORTFOLIO II                               T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   --------------------------------------------------------    ----------------------------------------------
                    2009     2008      2007      2006     2005(E)     2004      2009      2008      2007      2006      2005
                   -----    ------    ------    ------    -------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......    $7.84    $12.50    $12.32    $10.55     $10.33    $10.00    $10.15    $16.13    $15.86    $13.54    $13.24
Accumulation
  Unit value
  (end of
  period)......    $9.67    $ 7.84    $12.50    $12.32     $10.55    $10.33    $12.55    $10.15    $16.13    $15.86    $13.54
Number of units
  outstanding
  (in 000s)
  (end of
  period)......      323       362       368       183         84         2        50        74       101        98        91
                        T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   ----------------------------------------------
                    2004      2003      2002      2001      2000*
                   ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......    $11.70    $ 9.47    $11.07    $11.08    $10.00
Accumulation
  Unit value
  (end of
  period)......    $13.24    $11.70    $ 9.47    $11.07    $11.08
Number of units
  outstanding
  (in 000s)
  (end of
  period)......       112       130       110        81        13





                                      UIF EMERGING MARKETS
                                   EQUITY PORTFOLIO--CLASS II                   UIF EMERGING MARKETS EQUITY PORTFOLIO--CLASS I
                   ---------------------------------------------------------    ----------------------------------------------
                    2009      2008      2007      2006      2005       2004      2009      2008      2007      2006      2005
                   ------    ------    ------    ------    ------    -------    ------    ------    ------    ------    ------

Accumulation
  Unit value
  (beginning of
  period)......    $11.18    $26.25    $18.98    $14.06    $10.67    $10.00     $ 9.63    $22.55    $16.30    $12.07    $ 9.15
Accumulation
  Unit value
  (end of
  period)......    $18.73    $11.18    $26.25    $18.98    $14.06    $10.67     $16.10    $ 9.63    $22.55    $16.30    $12.07
Number of units
  outstanding
  (in 000s)
  (end of
  period)......       185       161       141        46        13          0        18        20        19        51        47
                           UIF EMERGING MARKETS EQUITY
                                PORTFOLIO--CLASS I
                   -------------------------------------------
                    2004     2003     2002     2001      2000*
                   -----    -----    -----    ------    ------

Accumulation
  Unit value
  (beginning of
  period)......    $7.55    $5.12    $5.72    $ 6.21    $10.00
Accumulation
  Unit value
  (end of
  period)......    $9.15    $7.55    $5.12    $ 5.72    $ 6.21
Number of units
  outstanding
  (in 000s)
  (end of
  period)......       18       92       21     1,019         6





                                                                                                                      VICTORY VIF
                                                                                                                      DIVERSIFIED
                                                                                                                     STOCK--CLASS A
                                                  VAN ECK VIP GLOBAL HARD ASSETS                                         SHARES
                 -----------------------------------------------------------------------------------------------    ---------------
                  2009      2008      2007      2006      2005      2004      2003      2002     2001      2000*     2009     2008
                 ------    ------    ------    ------    ------    ------    ------    -----    ------    ------    -----    ------

Accumulation
  Unit value
  (beginning of
  period)......  $21.41    $40.36    $28.20    $23.01    $15.41    $12.62    $ 8.83    $9.24    $10.48    $10.00    $7.91    $12.93
Accumulation
  Unit value
  (end of
  period)......  $33.21    $21.41    $40.36    $28.20    $23.01    $15.41    $12.62    $8.83    $ 9.24    $10.48    $9.89    $ 7.91
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     244       224       209       115        56        19        15        6         3         2      104        77
                              VICTORY VIF
                   DIVERSIFIED STOCK--CLASS A SHARES
                 -------------------------------------
                  2007      2006      2005     2004(C)
                 ------    ------    ------    -------

Accumulation
  Unit value
  (beginning of
  period)......  $11.94    $10.67    $10.00    $10.00
Accumulation
  Unit value
  (end of
  period)......  $12.93    $11.94    $10.67    $10.00
Number of units
  outstanding
  (in 000s)
  (end of
  period)......      57        34        13         0




------------


   * For the period March 13, 2000 (commencement of operations in the Separate Account) through December 31, 2000.



  (c) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.



  (e) For the Period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers life insurance policies and other annuities.


     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $99.5 billion at the end of 2009. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.


     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Fixed Account and any other separate account of NYLIAC.


     The Separate Account currently has 66 investment divisions, 39 of which are available to all policyholders. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.


     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment Fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." The Funds also may make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

     The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund, Inc. and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment adviser, or its distributor.

     We receive payments or compensation from the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution, and other services We provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from "Rule 12b-1" fees charged by the Fund and deducted from Fund assets. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and in its role as an intermediary of the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.


     The amounts We receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.05% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your registered representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.


     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:


--------------------------------------------------------------------------------------
 FUND                    INVESTMENT ADVISERS        ELIGIBLE PORTFOLIOS
--------------------------------------------------------------------------------------
 MainStay VP Series      New York Life Investment   MainStay VP Bond;
 Fund, Inc.              Management LLC             MainStay VP Cash Management;
                                                    MainStay VP Floating Rate;


                         Subadviser: MacKay         MainStay VP Convertible;
                         Shields LLC ("MacKay")     MainStay VP Government;
                                                    MainStay VP High Yield Corporate
                                                    Bond;
                                                    MainStay VP International Equity;


                         Subadviser: Madison        MainStay VP Balanced;
                         Square Investors LLC       MainStay VP Common Stock;
                                                    MainStay VP Conservative
                                                    Allocation;
                                                    MainStay VP Growth Allocation;
                                                    MainStay VP Growth Equity;
                                                    MainStay VP Mid Cap Core;
                                                    MainStay VP Moderate Allocation;
                                                    MainStay VP Moderate Growth
                                                    Allocation;
                                                    MainStay VP S&P 500 Index;

                         Subadviser: Institutional  MainStay VP ICAP Select Equity
                         Capital LLC

                         Subadviser: Winslow        MainStay VP Large Cap Growth
                         Capital Management, Inc.

                         Subadvisers: Epoch         MainStay VP Income Builder;
                         Investment Partners, Inc.
                         ("Epoch") and MacKay

                         Subadviser: Epoch          MainStay VP U.S. Small Cap

--------------------------------------------------------------------------------------
 The Alger Portfolios    Fred Alger Management,     Alger Small Cap Growth*
                         Inc.

--------------------------------------------------------------------------------------
 Calvert Variable        Calvert Asset Management   Calvert VP SRI Balanced Portfolio
 Series, Inc.            Company, Inc.
                         Subadviser (equity
                         portion): New Amsterdam
                         Partners LLC (No
                         subadviser on fixed
                         income portion)

--------------------------------------------------------------------------------------
 Columbia Funds          Columbia Management        Columbia Small Cap Value Fund,
 Variable Insurance      Investment Advisers, LLC   Variable
 Trust                                              Series

--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
 FUND                    INVESTMENT ADVISERS        ELIGIBLE PORTFOLIOS
--------------------------------------------------------------------------------------
 Dreyfus Investment      The Dreyfus Corporation    Dreyfus IP Technology Growth
 Portfolios

--------------------------------------------------------------------------------------
 Fidelity(R) Variable    Fidelity Management and    Fidelity(R) VIP Contrafund(R)
 Insurance Products      Research Company
 Fund                    Subadviser: Fidelity
                         Management & Research
                         (U.K.) Inc. ("FMRUK"),
                         Fidelity Management &
                         Research (Far East) Inc.
                         ("FMRFE"), Fidelity
                         Investments Japan Limited
                         ("FIJL"), FMR Co., Inc.
                         ("FMRC")

                         Subadviser: FMRC           Fidelity(R) VIP Equity-Income

                         Subadviser: FMRUK, FMRFE,  Fidelity(R) VIP Mid Cap
                         FIJL, FMRC

--------------------------------------------------------------------------------------
 Janus Aspen Series      Janus Capital Management   Janus Aspen Balanced Portfolio
                         LLC                        Janus Aspen Worldwide Portfolio

--------------------------------------------------------------------------------------
 MFS(R) Variable         MFS(R) Investment          MFS(R) Investors Trust Series
 Insurance Trust         Management                 MFS(R) Research Series
                                                    MFS(R) Utilities Series

--------------------------------------------------------------------------------------
 Neuberger Berman        Neuberger Berman           Neuberger Berman AMT Mid-Cap
 Advisers Management     Management LLC             Growth Portfolio
 Trust                   Subadviser: Neuberger
                         Berman LLC

--------------------------------------------------------------------------------------
 PIMCO Variable          Pacific Investment         PIMCO Real Return
 Insurance Trust         Management Company LLC

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
 The Royce Capital       Royce & Associates, LLC    Royce Micro-Cap Portfolio
 Fund                                               Royce Small-Cap Portfolio

--------------------------------------------------------------------------------------
 T. Rowe Price Equity    T. Rowe Price Associates,  T. Rowe Price Equity Income
 Series, Inc.            Inc.                       Portfolio II

--------------------------------------------------------------------------------------
 The Universal           Morgan Stanley Investment  UIF Emerging Markets Equity
 Institutional Funds,    Management Inc.            Portfolio
 Inc.                    Subadvisers: Morgan
                         Stanley Investment
                         Management Limited and
                         Morgan Stanley Investment
                         Management Company

--------------------------------------------------------------------------------------
 Van Eck VIP Trust       Van Eck Associates         Van Eck VIP Global Hard Assets
                         Corporation

--------------------------------------------------------------------------------------
 Victory Variable        Victory Capital            Victory VIF Diversified Stock
 Insurance Funds         Management Inc.

--------------------------------------------------------------------------------------



 * No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.



     Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers, and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that are available to you, including each Fund's prospectus, SAI, and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.

     ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment, or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if we determine, in Our sole discretion, that marketing, tax, investment, or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the Fixed Accumulation Value will also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments, and (e) transfer funds among Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

     The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete Our approved "Transfer of Ownership" form in effect at the time of the request. This change will take effect as of the date We receive your signed form at one of the addresses noted in Question 15 of this Prospectus, subject to any payment We made or other action We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit financial and suitability information.


     Certain provisions of the policies may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your registered representative or contact Us for specific information that may be applicable to your state.


     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU


     In addition to the New York Life Access Variable Annuity policy described in this Prospectus, We offer other variable annuities, each having different features, fees and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.

     The following charts outline some of the different features for each New York Life variable annuity We offer. The availability of optional policy features, such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the policy date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.



     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.



     In most jurisdictions, as of May 1, 2010, only the following four products are available for new sales.



--------------------------------------------------------------------------------------------------------------------------
                                     NEW YORK LIFE          NEW YORK LIFE          NEW YORK LIFE          NEW YORK LIFE
                                     PREMIER PLUS              PREMIER            COMPLETE ACCESS       FLEXIBLE PREMIUM
                                   VARIABLE ANNUITY       VARIABLE ANNUITY       VARIABLE ANNUITY       VARIABLE ANNUITY
--------------------------------------------------------------------------------------------------------------------------
Surrender Charge Period          8 Years (8%, 8%, 7%,   7 Years (8%, 7%, 6%,           None           9 Years (7%, 7%, 7%,
                                    6%, 5%, 4%, 3%,       5%, 4%, 3%, 2% --                            6%, 5%, 4%, 3%, 2%,
                                  2% -- based on each       based on each                                1% -- based on
                                    premium payment        premium payment                                policy date)
                                         date)                  date)
--------------------------------------------------------------------------------------------------------------------------
DCA Advantage Plan                   Yes (6 month           Yes (6 month                No                     No
                                       account)               account)
--------------------------------------------------------------------------------------------------------------------------
Interest Sweep                            Yes                    Yes                    Yes                    Yes
--------------------------------------------------------------------------------------------------------------------------
Premium Credit                            Yes                    No                     No                     No
--------------------------------------------------------------------------------------------------------------------------
Fixed Account                             Yes                    Yes                    Yes                    Yes
                                       One-Year               One-Year               One-Year               One-Year
--------------------------------------------------------------------------------------------------------------------------
Annual Death Benefit Reset       Ages 65 or             Ages 65 or             Ages 65 or                      N/A
Rider (ADBR) Charge*             Younger: 0.30%         Younger: 0.30%         Younger: 0.30%
                                 Ages 66-75: 0.35%      Ages 66-75: 0.35%      Ages 66-75: 0.35%
--------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk and   Accumulation Value     Accumulation Value             1.65%                  1.40%
Administration Costs Charge      Based: 1.65%(1)        Based: 1.35%(1)        Based on assets of     Based on assets of
                                 Premium Based:         Premium Based:         the Separate           the Separate
                                 1.75%(2)               1.55%(2)               Account.(1)            Account.(1)
--------------------------------------------------------------------------------------------------------------------------
Annual Policy Service Charge              $30                    $30                    $40                    $30
--------------------------------------------------------------------------------------------------------------------------
Minimum Cash Value Required to         $100,000               $100,000               $100,000                $20,000
Waive Annual Policy Service
Charge
--------------------------------------------------------------------------------------------------------------------------




    All policies and features may not be available in all jurisdictions.


*    May be lower if IPP + ADBR package is selected.


(1) Charge is reflected in the Accumulation Unit Value.


(2) Charge is not reflected in the Accumulation Unit Value.

 In jurisdictions where the products in the preceding chart are not yet available for sale, products with the features described in the chart below are available.





-------------------------------------------------------------------------------------------------------------------
                   NEW YORK LIFE             NEW YORK LIFE             NEW YORK LIFE             NEW YORK LIFE
                       ACCESS              PREMIUM PLUS ELITE              ELITE                   ESSENTIALS
                  VARIABLE ANNUITY          VARIABLE ANNUITY          VARIABLE ANNUITY          VARIABLE ANNUITY
-------------------------------------------------------------------------------------------------------------------
  Surren-               None             10 Years (8%, 8%, 8%,      8 Years (8%, 8%, 8%,      7 Years (7%, 7%, 7%,
  der                                   7%, 6%, 5%, 4%, 3%, 3%,       7%, 6%, 5%, 4%,       6%, 6%, 5%, 4% -- based
  Charge                                  3% -- based on each       3% -- based on each     on each premium payment
  Period                                 premium payment date)*    premium payment date)*            date)
-------------------------------------------------------------------------------------------------------------------
  DCA                    No              Yes (6 month account)     Yes (6 month account)      Yes (6, 12, 18 month
  Advan-                                                                                           accounts)
  tage
  Plan
-------------------------------------------------------------------------------------------------------------------
  Interest               No                       Yes                       Yes                       Yes
  Sweep
-------------------------------------------------------------------------------------------------------------------
  Premium                No                       Yes                        No                        No
  Credit
-------------------------------------------------------------------------------------------------------------------
  Fixed                 Yes                       Yes                       Yes                       Yes
  Account             One-Year                  One-Year                  One-Year                 - One-Year
                                                                                                  - Three-Year
-------------------------------------------------------------------------------------------------------------------
  Reset           Annual reset to               Optional                  Optional              Annual reset to
  Death                age 80               Annual reset to           Annual reset to                age 80
  Benefit                                        age 80                    age 80
  Guaran-
  tee
-------------------------------------------------------------------------------------------------------------------
  Annual                N/A             Ages 65 or younger:       Ages 65 or younger:                 N/A
  Death                                 0.30%                     0.30%
  Benefit                               Ages 66 to 75:    0.35%   Ages 66 to 75:    0.35%
  Reset
  Charge
-------------------------------------------------------------------------------------------------------------------
  Mortal-              1.55%                      1.90%                     1.70%                     1.45%
  ity and     Based on assets of the    Based on Adjusted         Based on Adjusted         Based on assets of the
  Expense     Separate                  Premium Payments.         Premium Payments.         Separate
  Risk and    Account.                  Charge is not reflected   Charge is not reflected   Account.
  Adminis-    Charge is reflected       in the Accumulation       in the Accumulation       Charge is reflected
  tration     in the Accumulation       Unit Value                Unit Value                in the Accumulation
  Costs       Unit Value                                                                    Unit Value
  Charge
-------------------------------------------------------------------------------------------------------------------
  Annual                $40*                      $30                       $30                       $30
  Policy
  Service
  Charge
-------------------------------------------------------------------------------------------------------------------
  Minimum             $50,000                   $100,000                  $100,000                  $50,000
  Cash
  Value
  Required
  to Waive
  Annual
  Policy
  Service
  Charge
-------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------
                   NEW YORK LIFE             NEW YORK LIFE
                  PREMIUM PLUS II           FLEXIBLE PREMIUM
                  VARIABLE ANNUITY          VARIABLE ANNUITY
---------------------------------------------------------------
  Surren-       8 Years (8%, 8%, 8%,      9 Years (7%, 7%, 7%,
  der             7%, 6%, 5%, 4%,         6%, 5%, 4%, 3%, 2%,
  Charge        3% -- based on each      1% -- based on policy
  Period      premium payment date)*             date)
---------------------------------------------------------------
  DCA          Yes (6 month account)               No
  Advan-
  tage
  Plan
---------------------------------------------------------------
  Interest              Yes                       Yes
  Sweep
---------------------------------------------------------------
  Premium               Yes                        No
  Credit
---------------------------------------------------------------
  Fixed                 Yes                       Yes
  Account             One-Year                  One-Year
---------------------------------------------------------------
  Reset           Annual reset to           3 year reset to
  Death                age 80                    age 85
  Benefit
  Guaran-
  tee
---------------------------------------------------------------
  Annual                N/A                       N/A
  Death
  Benefit
  Reset
  Charge
---------------------------------------------------------------
  Mortal-               1.75%                     1.40%
  ity and     Based on assets of the    Based on assets of the
  Expense     Separate                  Separate
  Risk and    Account.                  Account.
  Adminis-    Charge is reflected       Charge is reflected
  tration     in the Accumulation       in the Accumulation
  Costs       Unit Value                Unit Value
  Charge
---------------------------------------------------------------
  Annual                $30                       $30
  Policy
  Service
  Charge
---------------------------------------------------------------
  Minimum             $100,000                  $20,000
  Cash
  Value
  Required
  to Waive
  Annual
  Policy
  Service
  Charge
---------------------------------------------------------------



      All policies and features may not be available in all jurisdictions.
   *  May be different in some jurisdictions.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.

     (1) Code Section 403(b) Tax Sheltered Annuities ("TSAs") purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions, in each case in accordance with the employer's plan document and/or applicable tax requirements (see FEDERAL TAX MATTERS--Qualified Policies--Important Information Regarding Final Code Section 403 (b) Regulations). We will no longer be accepting contributions or issuing new policies for ERISA 403(b) plans;

     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs, Inherited IRAs, SEPs and SIMPLE IRAs.

     Please see "FEDERAL TAX MATTERS" for a detailed description of these plans.

     If you are considering the purchase of a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, such as a plan qualifying under Section 401(a) of the Code, you should be aware that this policy will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. The additional features and benefits include:

     - A guaranteed death benefit, as explained in this Prospectus.

     - The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.

     - A Fixed Account that features a guaranteed fixed interest rate.

     - The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.

These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because of the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal adviser to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS


     To purchase a policy, you must complete an application. The application is sent by your registered representative to NYLIAC's Cleveland or Dallas Service Center with your initial premium payment. (Initial premium payments received in connection with 1035 exchanges, rollovers and TSAs must be sent to either the Cleveland or Dallas Service Center, or one of the addresses noted in Question 17 of this Prospectus.) If the application is complete and accurate, and We have received all other information necessary to process the application, We will credit the initial premium payment to the investment options you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center. (Or, in the case of initial premium payments received in connection with 1035 exchanges, rollovers and TSAs, at the Cleveland or Dallas Service Centers or at one of the addresses noted in Question 17 of this Prospectus.) If We cannot credit the initial premium payment within five Business Days after We receive it because the application is incomplete or inaccurate, We will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will refund the initial premium payment immediately.


     Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Generally, only one policyowner is named. If We issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. ACCEPTANCE OF INITIAL AND SUBSEQUENT PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.


     You may allocate the initial premium payments, and thereafter, may maintain the Accumulation Value in up to 40 Investment Divisions, 39 of which are available to all policyholders, as well as the Fixed Account. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made.

     FOR POLICIES ISSUED ON OR AFTER NOVEMBER 15, 2004, THE MAXIMUM PERCENTAGE OF ANY PREMIUM PAYMENT THAT CAN BE ALLOCATED TO THE FIXED ACCOUNT IS DESCRIBED IN THE POLICY DATA PAGE.

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies ($4,000 for SIMPLE IRAs) and $10,000 for Non-Qualified Policies. You may make additional premium payments of at least $1,000 or such lower amount as We may permit at any time. FOR POLICIES ISSUED PRIOR TO NOVEMBER 15, 2004, ADDITIONAL PREMIUM PAYMENTS ARE NOT PERMITTED. The currently available methods of payment are direct payments to NYLIAC and any other method agreed to by us. You may make additional premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments We accept is $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment.

     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by applicable law.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until VPSC receives a written request to reinstate it in a form acceptable to us at one of the addresses noted in Question 15 of this Prospectus, and We agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")


     You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to VPSC at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom you purchased it, with a written request for cancellation. Except in states where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the registered representative through whom you purchased the policy or VPSC receives the policy along with a written request for cancellation in a form acceptable to Us, but without any deduction for premium taxes. We will set forth the provision in your policy.


     ISSUE AGES

     To purchase a Non-Qualified Policy, you and the Annuitant must not be older than age 80. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 90, unless We agree otherwise.

     For IRA, Roth IRA, SIMPLE IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 80 (0-80 for Inherited IRAs). We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 85, unless otherwise limited by the terms of a particular plan or unless We agree otherwise.

     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date, subject to certain restrictions. Except in connection with transfers made pursuant to Dollar Cost Averaging and Automatic Asset Reallocation, the minimum amount that you may transfer from one Investment Division to other Investment Divisions or to the Fixed Account, is $500. Except for the Dollar Cost Averaging and Automatic Asset Reallocation options, if the value of the remaining Accumulation Units in an Investment Division or Fixed Account would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division. Transfers into the Fixed Account may be subject to restrictions. (See "THE FIXED ACCOUNT.")

     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with Dollar Cost Averaging or Automatic Asset Reallocation will not count as a transfer toward the twelve transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in certain situations. (See "THE FIXED ACCOUNT.")

     You can request a transfer by any of the four methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures. (See "Virtual Service Center (VSC) and Interactive Voice Response System (IVR)").

     - submit your request in writing on a form We approve to the VPSC at one of the addresses listed in Question 15 of this prospectus (or any other address We indicate to you in writing);

     - use the IVR at 800-598-2019;

     - speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time); or

     - make your request through the Virtual Service Center.


     NYLIAC is not liable for any loss, cost or expense for action based on telephone instructions which are believed to be genuine in accordance with these procedures. Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time or received on a non-Business Day, will be priced as of the next Business Day.


     (a) Limits on Transfers.

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund

     - limit the dollar amount, frequency, or number of transfers.


     Currently, if you or someone acting on your behalf requests BY TELEPHONE AND/OR ELECTRONICALLY transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, We will send you a letter notifying you that the transfer limitation has been exceeded. If We receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions on three or more days within any 60-day period. We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by VPSC at one of the addresses listed in Question 15 of this Prospectus. We will provide you with written notice when We take this action.


     We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP Cash Management Investment Division within six months of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.

     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, a Fund may require Us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.

     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

     - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by Us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.

     - Other insurance companies that invest in the Fund portfolios underlying this policy may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the policyowners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.

     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

            (1) an adverse effect on portfolio management, such as:

                a) impeding a portfolio manager's ability to sustain an
            investment objective;

                b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

                c) causing an underlying Fund portfolio to liquidate investments prematurely (or at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

            (2) increased administrative and Fund brokerage expenses.

            (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

VIRTUAL SERVICE CENTER (VSC) AND INTERACTIVE VOICE RESPONSE SYSTEM (IVR)


     Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers. We may revoke VSC and IVR privileges for certain policyowners (See "Limits on Transfers").

     To enable you to access the IVR, you will automatically receive a Personal Identification Number (PIN). Along with your Social Security Number, the PIN will give you access to the IVR using the toll-free number 1-800-598-2019. You should protect your PIN and your Social Security number, because Our self-service options will be available to anyone who provides your Social Security number and your PIN; We will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.

     In order to obtain policy information online via the VSC, you are required to register for access. Visit WWW.NEWYORKLIFE.COM/VSC and click the "Register Now" button to enroll. You will be required to register a unique User Name and Password to gain access. In a safe and secure environment, you can, among other things, access policy values, change your address, download service forms, view policy statements, and submit policy transactions.

     As described herein, We will use reasonable procedures to make sure that the instructions We receive through the VSC and IVR are genuine. We are not responsible for any loss, cost, or expense for any actions we take based on instructions received through IVR or VSC that We believe are genuine. We will confirm all transactions in writing.

     Service requests are binding on all owners if the policy is jointly owned. Transfer requests received after 4:00 p.m. (Eastern Time) will be priced as of the next Business Day.

     We make the VSC or IVR available at Our discretion. In addition, availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while the VSC or IVR is unavailable. If you are experiencing problems, you can send service requests to Us at one of the addresses listed in Question 15 of this Prospectus.

     VSC

     The VSC is open Monday through Friday, from 7 a.m. until 4 a.m. and Saturday, from 7 a.m. until 10:00 p.m. (Eastern Time).

     The VSC enables you to:


          - email your registered representative or the VPSC;


          - obtain current policy values;

          - transfer assets between investment options;

          - change the allocation of future premium payments;

          - change your address;

          - obtain service forms;

          - reset your password; and

          - view and download policy statements

     The VSC enables you to sign-up to receive future prospectuses and policyowner annual and semi-annual reports for your Policy online at www.newyorklife.com/vsc. Electronic delivery is not available for policies that are owned by corporations, trusts or organizations at this time.

     IVR

     The IVR is available 24 hours a day, seven days a week. We record all calls.

     The IVR enables you to:

          - obtain current policy values;

          - transfer assets between investment options;

          - change the allocation of future premium payments; and

          - speak with one of Our Customer Service Representatives on Business Days, between the hours of 9:00 a.m. to 6:00 p.m. (Eastern Time).

     You may authorize a third party to have access to your policy information and to make fund transfers, allocation changes and other permitted transactions by completing a telephone request form. To authorize a third party to have access to your policy information and to make fund transfers, allocation changes and other permitted transactions, you must send VPSC a Telephone Request Form completed in a form acceptable to Us to one of the addresses noted in Question 15 of this Prospectus. The Customer Service Representative will require certain identifying information (Social Security number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See "The Policies -- Transfers" for information on how to transfer assets between Investment Divisions.


     NYLIAC does not permit current or former registered representatives to obtain authorization to effect policy transactions through the Telephone Request Form. Authorization to these registered representatives will be limited to accessing policy information only.



     You may authorize Us to accept electronic instructions from your registered representative or the registered service assistant assigned to your policy in order to perform premium allocations, transfers and changes to your investment objective and/or risk tolerance. To authorize the registered representative(s) or the registered service assistants assigned to your policy to perform premium allocations and transfers, you must send VPSC a completed Trading Authorization Form to one of the addresses listed in Question 15 of this Prospectus. We may revoke Trading Authorization privileges for certain policyowners (See "Limits on Transfers"). Trading Authorization may be elected, changed or canceled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.


     Faxed requests are not acceptable and will not be honored at any time. In addition, We will not accept e-mailed requests for policy transactions or e-mails of imaged, signed service requests. E-mail inquiries that are non-transactional may be sent through Our Virtual Service Center once they have passed all security protocols to identify the policyowner.

     DOLLAR COST AVERAGING PROGRAM

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year.

     We have set forth an example of how dollar cost averaging works. In the example, We have assumed that you want to transfer $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit Values below, you would purchase the following number of Accumulation Units:

--------------------------------------------------------------
              AMOUNT       ACCUMULATION     ACCUMULATION UNITS
 MONTH     TRANSFERRED      UNIT VALUE           PURCHASED
--------------------------------------------------------------
   1           $100           $10.00               10.00
   2           $100           $ 8.00               12.50
   3           $100           $12.50                8.00
   4           $100           $ 7.50               13.33
 Total         $400           $38.00               43.83



                   The average unit price is calculated as follows:

Total share price       $38.00
 Number of months    =  ------    =  $9.50
                           4



                   The average unit cost is calculated as follows:

Total amount transferred-       $400.00
  Total units purchased      =  -------    =  $9.13
                                 43.83



     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     The Dollar Cost Averaging option, which is available at no additional cost, permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. For policies issued on or after the date of this Prospectus, the maximum amount that may be transferred into the Fixed Account in a Policy Year from the Investment Divisions is described in the Policy Date page. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance in the Investment Division you are transferring from is less than $100, the Dollar Cost Averaging option will cease. A new request must be submitted to reactive this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month. In order to process transfers under our Dollar Cost Averaging Option, VPSC must have received a completed Dollar Cost Averaging request form at one of the addresses listed in Question 15 of this Prospectus no later than five Business Days prior to the date transfers are to begin. If your Dollar Cost Averaging request form is not received within the five Business Days, the dollar cost averaging transfer will commence on the day requested in the following month. All completed Dollar Cost Averaging request forms must be sent to VPSC at one of the addresses listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests.

     You may cancel the Dollar Cost Averaging option at any time. To cancel the Dollar Cost Averaging Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine or if the maximum amount has been transferred to the Fixed Account from the Investment Divisions for the Policy Year. You may not elect the Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     AUTOMATIC ASSET REALLOCATION


     This option, which is available at no additional cost, allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Division's investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur (with the exception of the 29th, 30th or 31st of a month). To process an Automatic Asset Reallocation transfer, you must send a completed Automatic Asset Reallocation request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. VPSC must receive the completed Automatic Asset Reallocation request form at least five Business Days before the date transfers are scheduled to begin. If your completed Automatic Asset Reallocation request form for this option is not received within the five Business Days, the Automatic Asset Reallocation transfer will commence on the day requested in the following month. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount that you must allocate among the Investment Divisions under this option. You may not elect the Automatic Asset Reallocation option if you have selected the Dollar Cost Averaging option. A previously established Automatic Asset Reallocation will be automatically cancelled if We process a separate request to transfer funds among the Investment Divisions and/or Fixed Account, or a request to change your premium allocations, unless you modify your Automatic Asset Reallocation so that it is consistent with your transfer or premium allocation instructions within one Business Day after We receive your request.


     You can cancel the Automatic Asset Reallocation option at any time. To cancel the Automatic Asset Reallocation Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such a lower amount as We may determine.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $100 (or such lower amount as We may permit). We will allocate additional premium payments to the Allocation Alternatives at the close of the Business Day on which they are deposited by NYLIAC.

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary depending on the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "THE FIXED ACCOUNT" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The SAI contains a detailed description of how We value the Accumulation Units.

     RIDERS

     The EBB Rider is available for an additional charge. The Enhanced Spousal Continuance Rider is available at no additional charge if the EBB Rider is elected. The riders are only available in those states where they have been approved.

     (a) Enhanced Beneficiary Benefit Rider (optional)

     THE EBB RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. THE EBB RIDER IS NOT AVAILABLE IF THE OLDEST OWNER OR ANNUITANT IS OVER AGE 75 AT THE TIME OF APPLICATION. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you (if you are not the Annuitant) or the Annuitant die prior to the Annuity Commencement Date. Therefore, under this rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

     While this Rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND
DEDUCTIONS -- Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds at VPSC. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:


             AGE OF OLDEST OWNER                                RANGE OF
            OR ANNUITANT AT ISSUE                        APPLICABLE PERCENTAGES
            ---------------------                        ----------------------
70 OR YOUNGER                                 NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                            NOT LESS THAN 20% NOR GREATER THAN 40%




     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.


     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary at

VPSC. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.


     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this Rider, the applicable percentage will appear on your Policy Data Page. Please check with your registered representative for further details.


     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death (see "THE POLICIES -- Riders -- Enhanced Spousal Continuance Rider"), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in THE POLICIES -- Riders -- Enhanced Spousal Continuance Rider section, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements at VPSC), to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.


     Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this rider. In this example, We assume the following:

     1. The rider is elected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

     5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The EBB Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) x $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

     Third, the Gain is calculated (Accumulation Value - Adjusted Premium Payments):

                         Gain = $250,000 - $184,000 = $66,000

     Finally, the EBB amount is calculated (Gain multiplied by the applicable EBB rider percentage):

                            EBB = $66,000 x 50% = $33,000

     In this example, the EBB is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (b) Enhanced Spousal Continuance Rider (optional)

     If you elect the EBB Rider at the time of application, your policy will, subject to state availability, also include the ESC Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all necessary requirements at VPSC) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record.

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     POLICYOWNER INQUIRIES


     Your inquiries and written requests for service must be addressed to NYLIAC as indicated in the responses to Questions 15, 16 and 17 of this Prospectus. Facsimile requests for service will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact Us in writing and provide Us with all relevant details. To correct an error, We must receive your request for correction within 15 days of the date of the confirmation and/or quarterly statement with the transaction in question.


     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks ("Check-o-Matic"), payments forwarded by your employer ("list billing"), or though other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE QUESTION 16 OF THIS PROSPECTUS). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. IN ADDITION, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                             CHARGES AND DEDUCTIONS

     THERE ARE NO SURRENDER OR WITHDRAWAL CHARGES UNDER THE POLICIES.

     SEPARATE ACCOUNT CHARGE


     Prior to the Annuity Commencement Date, We deduct a daily charge from the assets of the Separate Account to compensate Us for certain mortality and expense risks We assume under the policies and for providing policy administration services. On an annual basis, the charge equals 1.55% of the average net asset value of the Separate Account. We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these proceeds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.


     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

     POLICY SERVICE CHARGE

     We deduct an annual $40 policy service charge (may be lower in some jurisdictions) each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary or date of surrender the Accumulation Value is less than $50,000. We deduct the annual policy service charge from each Allocation Alternative in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     TRANSFER FEES

     We do not impose any fee on the first 12 transfers in any Policy Year. However, NYLIAC reserves the right to charge $30 for each transfer in excess of 12 transfers per Policy Year. Transfers made under Dollar Cost Averaging or Automatic Asset Reallocation do not count toward this transfer limit.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when an application or enrollment for a policy is approved. We may change these rules from time to time. Any variation in the policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts. We may in the future seek to amend the policies to deduct premium taxes when a premium payment is received.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described in this section) in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the Separate Account reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

     FUND CHARGES

     The value of the assets of the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or SAI.

     ENHANCED BENEFICIARY BENEFIT RIDER CHARGE (OPTIONAL)

     If you elect the EBB Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the Rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted quarterly from each Allocation Alternative in proportion to its percentage of the Accumulation Value.


     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your registered representative to determine the percentage We are currently charging before you elect this Rider.


                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS

     You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living. To request a surrender or withdrawal, you must send a written request on a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. Fax transmissions are not acceptable and will not be honored at any time. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. If the request is complete and We have received all information necessary to process the request, the amount available for withdrawal is the Accumulation Value at the end of the Business Day that VPSC receives the written withdrawal request, less any outstanding taxes that We may deduct, and the annual policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER YOUR POLICY--Delay of Payments.")

     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.


     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals (the penalty tax is increased to 25% in the case of a distribution from a SIMPLE IRA within the first two years of your participation in the SIMPLE IRA Plan). (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.") In addition, taxable surrenders and withdrawals may be subject to an additional 3.8 percent tax on net investment income. (See "FEDERAL TAX MATTERS--3.8 Percent Tax on Certain Investment Income.")


     (a) Surrenders

     We may deduct any state premium tax, if applicable, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "DISTRIBUTIONS UNDER YOUR POLICY--Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the requested partial withdrawal is equal to the value in any of the Allocation Alternatives from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative to you. If honoring a partial withdrawal request would result in an Accumulation Value of less than $2,000, We reserve the right to terminate your policy, subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     Also note that partial withdrawal requests for amounts greater than $19,999, or partial withdrawal requests made from policies that are less than 90 days old or that effected an address or ownership change within 30 days of such partial withdrawal request must be made in writing and sent to VPSC at one of the addresses noted in Question 15 of this Prospectus.

     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made (except on the 29th, 30th or 31st of a month). We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). To process Periodic Partial Withdrawals you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. If We do not receive the request within the five Business Days, the Periodic Partial Withdrawal will commence on the day requested in the following month. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. You must specify the Investment Divisions and/or the Fixed Account from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.") If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Account.

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION

     For IRAs, SIMPLE IRAs and SEP IRAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policyowner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

     OUR RIGHT TO CANCEL

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If we agree, you may change the Annuity Commencement Date to an earlier date. You may also defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. To request to change or defer the Annuity Commencement Date to a later date, subject to the constraints noted above, you must send a written notice in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT

     Unless amended by any rider attached to the policy, if you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, as of the date VPSC receives proof of death and all requirements necessary to make the payment at one of the addresses listed in Question 15 of this Prospectus. That amount will be the greater of:

     (a) the Accumulation Value; or

     (b) the sum of all premium payments made, less any partial withdrawals, less any rider charges; or

     (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary, less "proportional withdrawals" made and rider charges paid since the most recent Reset Anniversary.

     We recalculate the reset value, with respect to any policy, every year from the Policy Date ("Reset Anniversary") until you or the Annuitant reaches age 80. On the first Policy Anniversary, We calculate the reset value by comparing (a) the Accumulation Value; and (b) the total of the premium payments made to the policy, less any proportional withdrawals, less any rider charges. The reset value calculated on the second and subsequent Reset Anniversaries is based on the greater of (a) the Accumulation Value on that Anniversary; and (b) the reset value on the prior Reset Anniversary, plus any premium payments since the prior Reset Anniversary, less any proportional withdrawals made and less any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value.

     A proportional withdrawal is an amount equal to the amount withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by a) the total of the premium payments made to the policy prior to the withdrawal, less any proportional withdrawals previously processed during the first policy year, less any rider charges; or b) the Reset Value as of the last Policy Anniversary plus any additional premium payments made since the last Policy Anniversary, less any proportional withdrawals made since the last Policy Anniversary in the second and subsequent policy years, less any rider charges.

     We have set forth below an example of how the death benefit is calculated annually. In this example, We have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) the Accumulation Value immediately preceding the withdrawal is $250,000;

     (3) a $20,000 withdrawal is made after the second Policy Anniversary;

     (4) the Accumulation Value is $220,000 on the last Policy Anniversary (Reset Anniversary); and

     (5) you die in the third Policy Year and the Accumulation Value of the policy has decreased to $175,000.

     The death benefit is the greater of:



(a)  Accumulation Value: $175,000

(b)  Premium payments less any partial withdrawals: $180,000 ($200,000 -
     $20,000); or

(c)  Reset value - the greater of: a) Current Accumulation Value - $175,000;
     and
                                          b) Last Reset Value, plus
     premiums, less proportional withdrawals.
                                          That is:

     $220,000 + $0 - (($20,000/$250,000)($220,000))
                                          =$220,000 - (0.08)($220,000)
                                          =$220,000 - $17,600
                                          =$202,400



     In this example, your Beneficiary(ies) would receive $202,400.

     The formula guarantees that the amount We pay will at least equal the sum of all premium payments less any partial withdrawals, less any rider charges)" independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent

Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions of the Separate Account, the Fixed Account or any other investment option that We may offer at any time.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income--Guaranteed Period Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.")

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner and,
(b) the Annuitant, if you were the Annuitant. If a policy is jointly owned, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in Question 15 of this Prospectus, subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. If the Life Income Payment Option is not chosen, you may change the Income Payment Option or request any other method of payment We agree to at any time before the Annuity Commencement Date. To change the Income Payment option or to request another method of payment prior to the Annuity Commencement Date, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. However, once payments begin, you may not change the option. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment Options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment Option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment Options.

     Under Income Payment Options involving life income, the payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment Options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.


     Taxable Income Payments may be subject to an additional 3.8 percent tax on net investment income. (See "FEDERAL TAX MATTERS--3.8 Percent Tax on Certain Investment Income.")


     (b) Proof of Survivorship

     We may require satisfactory proof of survival from time to time, before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request at one of the addresses listed in Question 15 of this Prospectus.

     Situations where payment may be delayed:

          1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions during any period that:

               (a) The New York Stock Exchange (NYSE) is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission (SEC); or the SEC declares that an emergency exists;

               (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

               (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

          2. We may delay payment of any amounts due from the Fixed Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

          3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until we receive instructions from the appropriate federal regulator.

     DESIGNATION OF BENEFICIARY

     You may name, in a written form acceptable to Us, one or more Beneficiaries. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice in a form acceptable to NYLIAC. To change the Beneficiary, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.

     RESTRICTIONS UNDER CODE SECTION 403(b)(11)

     With respect to 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The Code section 403(b) plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or after separation from service), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the final Code section 403(b) regulations, which the Department of Treasury published on July 26, 2007, employer contributions made to Code section 403(b) TSA contracts will be subject to new withdrawal restrictions. Under the new rules, amounts attributable to employer contributions to a Code section 403(b) TSA contract that is issued after December 31, 2008 may not be distributed earlier than the earliest of severance from employment or upon the occurrence of a certain event, such as after a fixed number of years, the attainment of a stated age, or disability. These new withdrawal restrictions do not apply to Code section 403(b) TSA contracts issued before January 1, 2009.

     Under the terms of your Code section 403(b) plan, you may have the option to invest in other funding vehicles, including Code section 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

                                THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Therefore, generally you do not have the benefits and protections of the statutes for amounts allocated to the Fixed Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an annual effective rate of at least the minimum guaranteed interest rate stated on the Policy Data Page of your policy to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. We will set an interest rate in advance periodically. All premium payments allocated to, or amounts transferred to, the Fixed Account will receive the rate in effect for the period during which the allocation or transfer is made, until the end of the Policy Year. Thereafter, the rate applicable to those amounts will change on each Policy Anniversary. The new rate will be the rate in effect on the date on which the Policy Anniversary occurs.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) 20% of the Fixed Accumulation value at the beginning of the Policy Year. Additionally, the remaining value in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion permits otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which We credit interest on monies remaining in the Fixed Account.

     (c) Transfers to Fixed Account

     FOR POLICIES ISSUED ON OR AFTER NOVEMBER 15, 2004, THE MAXIMUM AMOUNT THAT MAY BE TRANSFERRED INTO THE FIXED ACCOUNT IN A POLICY YEAR FROM THE INVESTMENT DIVISIONS IS DESCRIBED IN THE POLICY DATA PAGE. You may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.


     You must make transfer requests in writing on a form acceptable to Us and sent to VPSC at one of the addresses listed in Question 15, by telephone in accordance with established procedures or through Our Virtual Service Center. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests.


     We will deduct partial withdrawals from the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy).

                               FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The SAI discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from TSAs.

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. It is the IRS's view that a loss on the surrender of a variable annuity contract is treated as a miscellaneous itemized deduction subject to the 2% of adjusted gross income limit.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the policyowner attains age 59 1/2, (2) made as a result of the policyowner's (or, where the policyowner is not an individual, the Annuitant's) death, (3) made as a result of the policyowner's disability, (4) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (5) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude

(under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should consult a tax adviser with respect to the potential tax effects of such a transaction.


     3.8 PERCENT TAX ON CERTAIN INVESTMENT INCOME



     Beginning in 2013, in general, a tax of 3.8 percent will apply to net investment income ("NII") received by an individual taxpayer to the extent his or her modified adjusted gross income ("MAGI") exceeds certain thresholds (e.g., $250,000 in the case of taxpayers filing jointly, $125,000 in the case of a married taxpayer filing separately and $200,000 in the case of other individual taxpayers). For this purpose, NII includes gross income from various investments, including gross income received with respect to annuities that are not held through a tax-qualified plan (e.g., a traditional IRA or Section 403(b) plan). Such income (as well as gross income from tax qualified plans) will also increase a taxpayer's MAGI for purposes of the taxable thresholds described above. This tax also applies to trusts and estates under a special set of rules. The IRS and the Treasury Department have not yet provided guidance regarding this new tax. Your should consult your tax advisor to determine the applicability of this tax in your individual circumstances and with respect to any amount received under this annuity contract.


     QUALIFIED POLICIES

     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408 and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.

     Important Information Regarding Final Code Section 403(b) Regulations

          On July 26, 2007, the Department of the Treasury published final Code section 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their Code section 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan and/or the written information sharing agreement between the employer and NYLIAC may impose new restrictions on both new and existing Code section 403(b) TSA contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

          Prior to the effective date of the final regulations, IRS guidance applicable to tax-free transfers and exchanges of Code section 403(b) TSA contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 previously applicable to such transfers and exchanges (a "90-24 transfer"). Under this guidance, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's written Code section 403(b) plan.

          Transfers occurring after September 24, 2007 that do not comply with this guidance can result in the applicable contract becoming taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's Code section 403(b) plan (other than a transfer to a different plan), and the contract provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer, resulting in the applicable contract becoming subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009, by re-transferring to a contract or custodial account that is part of the employer's Code section 403(b) plan and/or that is subject to an information-sharing agreement with the employer.

          In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007, are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to such contracts, and that no additional transfers are made to such contracts on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of, an employer's written Code section 403(b) plan no later than by January 1, 2009.

          The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a Code section 403(b) TSA contract to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

          You should discuss with your tax advisor the final Code section 403(b) regulations and other applicable IRS guidance in order to determine the impact they may have on any existing Code section 403(b) TSA contracts that you may own and/or on any Code section 403(b) TSA contract that you may consider purchasing.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into IRAs on a tax-deferred basis.


          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Individuals generally may convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non-Roth IRA (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) to a Roth IRA provided applicable requirements are met. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.



          (d) Inherited IRAs. This policy may also be issued as an inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. Beginning in 2007, a non-spouse beneficiary of an eligible retirement plan (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) may, if all applicable requirements are met, directly rollover a distribution from such plan into an Inherited IRA. The named Beneficiary of the original IRA Policy or eligible retirement plan (as the case may be) will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA Policy, including the right to name his or her own Beneficiary in the event of death.


          Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution (RMD) must be withdrawn each year from an inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's or eligible retirement plan participant's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.


          (e) SIMPLE IRAs. SIMPLE IRAs permit certain small employers to establish SIMPLE IRA plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2010 (and thereafter, adjusted for cost-of-living increases in accordance with the Code). Employees who attain age 50 or over by the end of the relevant calendar year may also elect to make an additional catch-up contribution. Such additional contribution may be up to $2,500 for 2010 (and thereafter adjusted for cost-of-living increases in accordance with the Code). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the SIMPLE IRA plan. All references in this Prospectus to the 10% penalty tax should be read to include this limited 25% penalty tax if your Qualified Policy is used as a SIMPLE IRA.


     The Qualified Policies are subject to the required minimum distribution ("RMD") rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service ("IRS"). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year than an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.


     Unless the distributions are made in the form of an annuity that complies with Code section 401(a) (9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).

     Beginning in 2006, regulations under Code section 401(a) (9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

     TAXATION OF DEATH BENEFITS

     The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS


     NYLIFE Distributors LLC ("NYLIFE Distributors"), the underwriter and distributor of the policies, is registered with the SEC and the Financial Industry Regulatory Authority, Inc. (FINRA) as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.



     The policies are sold by registered representatives of NYLIFE Securities, LLC ("NYLIFE Securities"), a broker-dealer that is an affiliate of NYLIFE Distributors. Your registered representative is also a licensed insurance agent with New York Life. He or she may be qualified to offer other forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities registered representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.



     The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this policy or any other investment product. Compensation may consist of commissions, asset-based compensation, allowances for expenses, and other compensation programs. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells, on sales production goals, and on the specific payment arrangements of the relevant broker-dealer. Differing compensation arrangements have the potential to influence the recommendation made by your registered representative or broker-dealer.

     The maximum commission paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is typically 6.25% of all premiums received. The total commissions paid for the New York Life Access Variable Annuity policies during the fiscal years ended December 31, 2009, 2008, and 2007 were $1,644,246, $1,857,291 and $1,605,055, respectively. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.



     New York Life also has other compensation programs where registered representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities registered representatives who are members of the General Office management team receive compensation based on a number of incentive programs designed to compensate for education, supervision, training, and recruiting of agents.



     NYLIFE Securities registered representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, qualification for recognition programs sponsored by New York Life depends on the sale of products manufactured and issued by New York Life or its affiliates.


                                  VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.


     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written or electronic communication prior to such meeting in accordance with procedures established by the relevant Fund.


     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                            TABLE OF CONTENTS FOR THE
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that SAI:

                                                                                    PAGE
                                                                                    ----
THE POLICIES......................................................................     2
  Valuation of Accumulation Units.................................................     2
ANNUITY PAYMENTS..................................................................     2
GENERAL MATTERS...................................................................     2
FEDERAL TAX MATTERS...............................................................     3
  Taxation of New York Life Insurance and Annuity Corporation.....................     3
  Tax Status of the Policies......................................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS............................................     4
STATE REGULATION..................................................................     4
RECORDS AND REPORTS...............................................................     4
LEGAL PROCEEDINGS.................................................................     5
FINANCIAL STATEMENTS..............................................................     5
OTHER INFORMATION.................................................................     5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS..................................   F-1



           How to obtain a  New York Life Access Variable Annuity SAI.

  The New York Life Access Variable Annuity Statement of Additional Information
                 is posted on Our website, www.newyorklife.com.
          For a paper copy of the Statement of Additional Information, call (800) 598-2019 or send this request form to:

                   NYLIAC Variable Products Service Center
                   Madison Square Station
                   P.O. Box 922
                   New York, NY 10159


  -----------------------------------------------------------------------------


Please send me a New York Life Access Variable Annuity Statement of Additional
                         Information dated May 1, 2010:


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                  State                      Zip

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2010

                                       FOR
                      NEW YORK LIFE ACCESS VARIABLE ANNUITY
                                      FROM
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                           51 MADISON AVENUE, ROOM 251
                            NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


     This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains information that expands upon subjects discussed in the current New York Life Access Variable Annuity Prospectus. You should read the SAI in conjunction with the New York Life Access Variable Annuity Prospectus. You may obtain a copy of the Prospectus by calling 800-598-2019 or writing to NYLIAC Variable Products Service Center, Madison Square Station, P.O. Box 922, New York, NY 10159. Terms used but not defined in this SAI have the same meaning as in the May 1, 2010 New York Life Access Variable Annuity Prospectus.


                                TABLE OF CONTENTS

                                                                                    PAGE
                                                                                    ----
THE POLICIES......................................................................     2
  Valuation of Accumulation Units.................................................     2
ANNUITY PAYMENTS..................................................................     2
GENERAL MATTERS...................................................................     2
FEDERAL TAX MATTERS...............................................................     3
  Taxation of New York Life Insurance and Annuity Corporation.....................     3
  Tax Status of the Policies......................................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS............................................     4
STATE REGULATION..................................................................     4
RECORDS AND REPORTS...............................................................     4
LEGAL PROCEEDINGS.................................................................     5
FINANCIAL STATEMENTS..............................................................     5
OTHER INFORMATION.................................................................     5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS..................................   F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") by the following formula:

                                    (a/b) - c

Where: a = the result of:

               (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

               (2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

       b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

       c = a factor representing the charge deducted from the applicable
           Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.55% annualized of the daily average Variable Accumulation Value of the Separate Account. (See "Separate Account Charge" in the Prospectus.)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

                                 GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or sex, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made, unless required otherwise by state law.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's or Owner's lifetime. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Annuitant's or Owner's lifetime, you must send a duly executed instrument of assignment to VPSC at one of the addresses listed in Question 15 of the Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General" in the Prospectus.)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application or a Policy Request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                               FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received, deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax-deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse (as defined under Federal law), the Policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant dies or is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                               RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT.

     IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?" IN THE PROSPECTUS). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                                LEGAL PROCEEDINGS

     NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), and/or other operations. Most of these actions also seek substantial or unspecified compensatory and punitive damages. NYLIAC is from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC nevertheless believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2009 and 2008, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2009 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2009 and the statements of operations, of changes in net assets and the financial highlights for each of the periods indicated in the financial statements have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


                                OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this SAI. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this SAI. We intend the statements contained in the Prospectus and this SAI concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                          Supplement dated May 1, 2009

                    to the Prospectuses dated May 1, 2009 for
                    NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY
                 NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY
                      NEW YORK LIFE SELECT VARIABLE ANNUITY
                         NEW YORK LIFE VARIABLE ANNUITY
                   NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY
               NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY AND
                      NEW YORK LIFE ELITE VARIABLE ANNUITY
                NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY
                      NEW YORK LIFE ACCESS VARIABLE ANNUITY

                                  INVESTING IN
                NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III; AND
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

This supplement amends the Prospectus for the New York Life Essentials Variable Annuity, the New York Life Flexible Premium Variable Annuity, the New York Life Select Variable Annuity, the New York Life Variable Annuity, New York Life Elite Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Premium Plus Elite Variable Annuity and the New York Life Access Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus(es). All capitalized terms have the same meaning as those included in the prospectuses.

This supplement only applies to Non-Qualified Policies issued to fund a Pension Plan. The purpose of this supplement is to modify the prospectuses to disclose the terms under which the policies will be issued to fund a Pension Plan qualified under Section 401(a) of the Internal Revenue Code of 1986 as amended
(Code). The main differences between the policies described in the May 1, 2009 prospectuses and policies issued to fund a Pension Plan, are that Non-Qualified Policies issued to fund a Pension Plan: (1) will have higher minimum initial and additional premium payments, (2) will not include the Unemployment Benefit Rider, and (3) cannot add the Enhanced Spousal Continuance Rider. Keeping this in mind, please note that the prospectuses for Non-Qualified Policies issued to fund a Pension Plan are modified as follows:

A. DEFINITIONS

1. Replace the definition of "Non-Qualified Policies" with the following:

          Non-Qualified Policies: Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including Pension Plans qualifying under Section 401(a) of the Code.

2. Replace the definition of "Qualified Policies" with the following:

          Qualified Policies: Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued to any other retirement plan or arrangement, including Pension Plans qualifying under Section 401(a) of the Code.

3. Add the following definition of "Pension Plan":

          Pension Plan: A retirement plan that is qualified under Section 401(a) of the Code.

B. QUESTIONS AND ANSWERS

1. For New York Life Variable Annuity, New York Life Premium Plus, New York Life Premium Plus II, New York Life Essentials, New York Life Select, New York Life Elite, New York Life Premium Plus Elite and New York Life Access policies, delete the first two sentences to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

          (a) for New York Life Variable Annuity policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for New York Life Premium Plus and New York Life Premium Plus II policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (c) for New York Life Essentials policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (d) for New York Life Select policies:
              Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (e) for New York Life Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (f) for New York Life Premium Plus Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.

          (g) for New York Life Access policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.

2. For New York Life Flexible Premium policies, delete the first two sentences of the third full paragraph to the answer to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

          Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

C. THE POLICIES -- Qualified and Non-Qualified Policies

1. Under the first paragraph of this section, delete the fourth sentence and replace the fifth sentence with the following:

          You may purchase a Qualified Policy for use with any one of the retirement plans listed below.

2. Under the next full paragraph that begins "If you are considering a Qualified Policy. . .," revise the first sentence to read:

          If you are considering a Qualified Policy or a Non-Qualified Policy issued to fund a Pension Plan, you should be aware that this annuity will fund a retirement plan that already provides for tax deferral under the Code.

D. THE POLICIES -- Policy Application and Premium Payments

1. For New York Life Variable Annuity, New York Life Premium Plus, New York Life Premium Plus II, New York Life Essentials, New York Life Select, New York Life Elite, New York Life Premium Plus Elite and New York Life Access Variable Annuity policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fourth paragraph and replace them with the following:

          (a) for New York Life Variable Annuity policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for New York Life Premium Plus and New York Life Premium Plus II policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (c) for New York Life Essentials policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (d) for New York Life Select policies: Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (e) for New York Life Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (f) for New York Life Premium Plus Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.

          (g) for New York Life Access policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.

2. For New York Life Flexible Premium policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fifth paragraph and replace them with the following:

          Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

E. THE POLICIES -- Riders

1. For the New York Life Flexible Premium Variable Annuity, the New York Life Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Essentials Variable Annuity, the New York Life Select Variable Annuity, the New York Life Elite Variable Annuity and the New York Life Premium Plus Elite Variable Annuity policies, under the heading "Riders," delete the first sentence and replace it with the following:

          At no additional charge, We include two riders under the policy: an Unemployment Benefit Rider (for IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies except Non-Qualified Policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies).

2. For the New York Life Flexible Premium Variable Annuity, the New York Life Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Essentials Variable Annuity, the New York Life Select Variable Annuity, the New York Life Elite Variable Annuity and the New York Life Premium Plus Elite Variable Annuity policies under the heading "Riders -- Unemployment Benefit Rider," delete the first sentence and replace it with the following:

          For all IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies (except Non-Qualified Policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges.

3. Under the heading "Riders - Enhanced Beneficiary Benefit Rider (optional)," delete the eighth full paragraph and replace it with the following:

          There will be no payment under the EBB Rider if, on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy or 3) if you transfer ownership of the policy. You cannot cancel this rider without surrendering your policy.

4. Under the section "Riders," delete the heading "Enhanced Spousal Continuance Rider (optional)" and the four paragraphs of disclosure under that heading.

--------------------------------------------------------------------------------

                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010

                          PROSPECTUS DATED MAY 1, 2010

                                       FOR

                    NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY
                                      FROM
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
              51 MADISON AVENUE, ROOM 251, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Prospectus describes the individual flexible premium New York Life Essentials Variable Annuity policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC"). We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments will commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.

     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among the two Fixed Accounts, one of Our Dollar Cost Averaging programs and the Investment Divisions listed below.



  -  MainStay VP Balanced -- Service Class
  -  MainStay VP Bond
  -  MainStay VP Cash Management
  -  MainStay VP Common Stock
  -  MainStay VP Conservative Allocation --
       Service Class
  -  MainStay VP Convertible
  -  MainStay VP Floating Rate -- Service Class
  -  MainStay VP Government
  -  MainStay VP Growth Allocation -- Service
       Class
  -  MainStay VP Growth Equity
  -  MainStay VP High Yield Corporate Bond
  -  MainStay VP ICAP Select Equity
  -  MainStay VP Income Builder
  -  MainStay VP International Equity
  -  MainStay VP Large Cap Growth
  -  MainStay VP Mid Cap Core
  -  MainStay VP Moderate Allocation -- Service
       Class
  -  MainStay VP Moderate Growth Allocation --
       Service Class
  -  MainStay VP S&P 500 Index
  -  MainStay VP U.S. Small Cap
  -  Alger Small Cap Growth
  -  Calvert VP SRI Balanced Portfolio*
  -  Columbia Small Cap Value Fund, Variable
       Series -- Class B
  -  Dreyfus IP Technology Growth
  -  Fidelity(R) VIP Contrafund(R)
  -  Fidelity(R) VIP Equity-Income
  -  Fidelity(R) VIP Mid Cap -- Service Class 2
  -  Janus Aspen Balanced Portfolio
  -  Janus Aspen Worldwide Portfolio
  -  MFS(R) Investors Trust Series
  -  MFS(R) Research Series
  -  MFS(R) Utilities Series -- Service Class
  -  Neuberger Berman AMT Mid-Cap Growth
       Portfolio -- Class S
  -  PIMCO Real Return Portfolio -- Advisor Class
  -  Royce Micro-Cap Portfolio -- Investment
       Class
  -  Royce Small-Cap Portfolio -- Investment
       Class
  -  T. Rowe Price Equity Income Portfolio
  -  UIF Emerging Markets Equity Portfolio**
  -  Van Eck VIP Global Hard Assets***
  -  Victory VIF Diversified Stock -- Class A
       Shares






     * Formerly CVS Calvert Social Balanced



    ** Formerly Van Kampen's UIF Emerging Markets Equity





   *** Formerly Van Eck Worldwide Hard Assets





     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR THE CORRESPONDING INVESTMENT DIVISION WITH THE HIGHEST PORTFOLIO COMPANY FEES AND EXPENSES AVAILABLE TO YOU.


     We do not guarantee the investment performance of these variable Investment Divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions.


     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless accompanied by current prospectuses for the MainStay VP Series Fund, Inc., the Alger Portfolios, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., The Universal Institutional Funds, Inc., the Van Eck VIP Trust and the Victory Variable Insurance Funds (the "Funds," and each individually, a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact Us at (800) 598-2019 or your Registered Representative if you do not have the accompanying book of underlying fund prospectuses.



     To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI"), dated May 1, 2010. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 598-2019 or write to Us at the address noted above. The SEC maintains a website (http://www.sec.gov) that contains the SAI and other information that is filed electronically with the SEC.


     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                                TABLE OF CONTENTS



                                       PAGE
                                       ----
DEFINITIONS..........................    3
TABLE OF FEES AND EXPENSES...........    5
QUESTIONS AND ANSWERS ABOUT NEW YORK
  LIFE ESSENTIALS VARIABLE ANNUITY...    9
HOW DO I CONTACT NYLIAC?.............   13
FINANCIAL STATEMENTS.................   14
CONDENSED FINANCIAL INFORMATION......   14
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT............................   20
  New York Life Insurance and Annuity
     Corporation.....................   20
  The Separate Account...............   20
  The Portfolios.....................   20
  Additions, Deletions or
     Substitutions of Investments....   23
  Reinvestment.......................   23
THE POLICIES.........................   23
  Selecting the Variable Annuity
     That's Right for You............   24
  Qualified and Non-Qualified
     Policies........................   26
  Policy Application and Premium
     Payments........................   26
  Payments Returned for  Insufficient
     Funds...........................   27
  Your Right to Cancel ("Free
     Look")..........................   27
  Issue Ages.........................   27
  Transfers..........................   27
     Limits on Transfers.............   28
  Virtual Service Center and
     Interactive Voice Response
     System..........................   30
  Dollar Cost Averaging (DCA)
     Programs........................   31
     (a) Traditional Dollar Cost
         Averaging...................   32
     (b) The DCA Advantage Plan......   32
  Automatic Asset Reallocation.......   33
  Interest Sweep.....................   34
  Accumulation Period................   34
     (a) Crediting of Premium
         Payments....................   34
     (b) Valuation of Accumulation
         Units.......................   34
  Riders.............................   35
     (a) Living Needs
         Benefit/Unemployment Rider..   35
     (b) Living Needs Benefit Rider..   35
     (c) Unemployment Benefit Rider..   36
     (d) Investment Protection Plan
         Rider (optional)............   36
     (e) Enhanced Beneficiary Benefit
         Rider (optional)............   37
     (f) Enhanced Spousal Continuance
         Rider (optional)............   39
     (g) Upromise Account Rider
         (optional)..................   40
  Policyowner Inquiries..............   40
  Records and Reports................   40
CHARGES AND DEDUCTIONS...............   40
  Surrender Charges..................   40
  Amount of Surrender Charge.........   41
  Exceptions to Surrender Charges....   41
  Other Charges......................   41
     (a) Separate Account Charge.....   41
     (b) Policy Service Charge.......   42
     (c) Fund Charges................   42
     (d) Investment Protection Plan
         Rider Charge (optional).....   42
     (e) Rider Risk Charge Adjustment
         (optional)..................   42
     (f) Enhanced Beneficiary Benefit
         Rider Charge (optional).....   43
     (g) Transfer Fees...............   43
  Group and Sponsored Arrangements...   43
  Taxes..............................   43
DISTRIBUTIONS UNDER THE POLICY.......   43
  Surrenders and Withdrawals.........   43
     (a) Surrenders..................   44
     (b) Partial Withdrawals.........   44
     (c) Periodic Partial
         Withdrawals.................   44
     (d) Hardship Withdrawals........   45
  Required Minimum Distribution
     Option..........................   45
  Our Right to Cancel................   45
  Annuity Commencement Date..........   45
  Death Before Annuity Commencement..   46
  Income Payments....................   47
     (a) Election of Income Payment
         Options.....................   47
     (b) Proof of Survivorship.......   48
  Delay of Payments..................   48
  Designation of Beneficiary.........   48
  Restrictions Under Code Section
     403(b)(11)......................   48
  Loans..............................   49
THE FIXED ACCOUNTS...................   50
     (a) Interest Crediting..........   50
     (b) Transfers to Investment
         Divisions...................   50
     (c) Fixed Account Initial
         Premium Guarantee...........   51
THE DCA ADVANTAGE PLAN ACCOUNTS......   51
FEDERAL TAX MATTERS..................   51
  Introduction.......................   51
  Taxation of Annuities in General...   51
  3.8 Percent Tax on Certain
     Investment Income...............   53
  Qualified Policies.................   53
     (a) 403(b) Plans................   53
     (b) Individual Retirement
         Annuities...................   54
     (c) Roth Individual Retirement
         Annuities...................   54
     (d) Inherited IRAs..............   54
     (e) SIMPLE IRAs.................   54
  Taxation of Death Benefits.........   55
DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS.......................   55
VOTING RIGHTS........................   56
TABLE OF CONTENTS FOR THE STATEMENT
  OF ADDITIONAL INFORMATION..........   57




THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                   DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value, Fixed Accumulation Value, and the DCA Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policyowner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

DOLLAR COST AVERAGING ("DCA") ADVANTAGE PLAN ACCOUNTS--The 6-month, 12-month and 18-month DCA accounts used specifically for the DCA Advantage Plan.

DOLLAR COST AVERAGING ("DCA") ADVANTAGE PLAN--A feature which permits automatic dollar cost averaging using the DCA Advantage Plan Accounts.

DOLLAR COST AVERAGING ("DCA") ACCUMULATION VALUE--The sum of premium payments allocated to the DCA Advantage Plan Accounts, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Advantage Plan, and less any surrender charges and any policy service charges that may already have been assessed from the DCA Advantage Plan. The DCA Accumulation Value is supported by assets in NYLIAC's general account. These assets are subject to the claims of Our general creditors.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of each Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Accounts, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Accounts, and less any surrender charges and policy service charges deducted from the Fixed Accounts.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Non-Qualified Policies include policies issued for other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation. All written service requests must be sent to the NYLIAC Variable Products Service Center ("VPSC") at one of the addresses listed in Question 15 of the section of the Prospectus entitled, "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY."

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which We measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Qualified Policies do not include policies issued for any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

                        POLICYOWNER TRANSACTION EXPENSES

--------------------------------------------------------------------------------------
CURRENT AND GUARANTEED MAXIMUM SURRENDER CHARGE                                  7.00%
(as a percentage of the amount withdrawn)(1)
--------------------------------------------------------------------------------------
CURRENT AND GUARANTEED MAXIMUM TRANSFER FEE for each transfer over 12 in a        $30
Policy Year (currently no charge for the first 12 transfers in a Policy
Year).
--------------------------------------------------------------------------------------


(1) In Payment Years 4 and beyond, the percentage applied to calculate the maximum Surrender Charge is reduced as follows: 6% during Payment Years 4-5; 5% during Payment Year 6; 4% during Payment Year 7; and 0% thereafter.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES

--------------------------------------------------------------------------------------
Annual Policy Service Charge (for policies with less than $50,000                 $30
Accumulation Value)
--------------------------------------------------------------------------------------
CURRENT AND GUARANTEED MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES CHARGE           1.45%
(calculated as an annualized percentage of the daily average Variable
Accumulation Value, including mortality and expense risk and administrative fees).
--------------------------------------------------------------------------------------



                             OPTIONAL RIDER CHARGES


--------------------------------------------------------------------------------------
  GUARANTEED MAXIMUM INVESTMENT PROTECTION PLAN RIDER CHARGE (calculated as      1.00%
  an annualized percentage of the amount that is guaranteed under the
  Investment Protection Plan Rider, deducted on a quarterly basis).
--------------------------------------------------------------------------------------
     Current Investment Protection Plan Rider Charge                             0.65%
--------------------------------------------------------------------------------------
  GUARANTEED MAXIMUM RIDER RISK CHARGE ADJUSTMENT (one-time charge for           2.00%
  cancellation of the Investment Protection Plan Rider; calculated as an annualized percentage of the amount that is guaranteed under the Investment
  Protection Plan Rider; please contact your registered representative to determine the percentage We are currently charging before you select this feature).
--------------------------------------------------------------------------------------
  GUARANTEED MAXIMUM ENHANCED BENEFICIARY BENEFIT RIDER CHARGE (calculated as    1.00%
  an annualized percentage of the policy's Accumulation Value, deducted on a quarterly basis).
--------------------------------------------------------------------------------------
     Current Enhanced Beneficiary Benefit Rider Charge                           0.30%
--------------------------------------------------------------------------------------




The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES (#)


-----------------------------------------------------------------------------------------
                                                                       MINIMUM    MAXIMUM
-----------------------------------------------------------------------------------------
For policies purchased on or after June 2, 2003: Expenses that are      0.48%      1.97%
deducted from the Investment Division assets, including management fees, 12b-1 fees, administration fees and other expenses as of
12/31/09.
-----------------------------------------------------------------------------------------
For policies purchased prior to June 2, 2003: Expenses that are         0.35%      1.62%
deducted from the Investment Division assets, including management fees, 12b-1 fees, administration fees and other expenses as of
12/31/09.
-----------------------------------------------------------------------------------------




(#) Shown as a percentage of average net assets for the fiscal year ended
    12/31/2009. The Fund or its agents provided the fees and charges that are based on 2009 expenses, unless otherwise indicated. We have not verified the accuracy of the information provided by the Fund or its agents.

                 ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)




--------------------------------------------------------------------------------------------------------------------------
                                                                                                                    TOTAL
                                                                                                  UNDERLYING        FUND
                                       ADVISORY     ADMINISTRATION       12B-1        OTHER     PORTFOLIO FEES     ANNUAL
                FUND                      FEE            FEE          FEES(sec.)    EXPENSES     AND EXPENSES     EXPENSES
--------------------------------------------------------------------------------------------------------------------------
MainStay VP Conservative
  Allocation -- Service Class            0.00%           0.00%           0.25%        0.05%          0.88%          1.18%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

MainStay VP Growth
  Allocation -- Service Class            0.00%           0.00%           0.25%        0.06%          1.10%          1.41%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

MainStay VP Moderate Allocation
  -- Service Class                       0.00%           0.00%           0.25%        0.05%          0.96%          1.26%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

MainStay VP Moderate Growth
  Allocation -- Service Class            0.00%           0.00%           0.25%        0.05%          1.05%          1.35%
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------





   Please refer to the applicable fund prospectus for additional information.





# Shown as a percentage of average net assets for the fiscal year ended December 31, 2009, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2009 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



sec. Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.






--------------------------------------------------------------------------------------------------------------
                                                                                                       TOTAL
                                                                                                       FUND
                                                 ADVISORY   ADMINISTRATION      12B-1      OTHER      ANNUAL
                     FUND                         FEES(1)         FEES         FEES(2)   EXPENSES   EXPENSE(3)
--------------------------------------------------------------------------------------------------------------
MainStay VP Balanced -- Service Class              0.75%          0.00%         0.25%      0.10%       1.10%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MainStay VP Bond -- Service Class                  0.49%          0.00%         0.25%      0.06%       0.80%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MainStay VP Bond -- Initial Class                  0.49%          0.00%         0.00%      0.06%       0.55%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MainStay VP Cash Management                        0.42%          0.00%         0.00%      0.06%       0.48%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MainStay VP Common Stock -- Service Class          0.55%          0.00%         0.25%      0.05%       0.85%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MainStay VP Common Stock -- Initial Class          0.55%          0.00%         0.00%      0.05%       0.60%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MainStay VP Convertible -- Service Class           0.60%          0.00%         0.25%      0.06%       0.91%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MainStay VP Convertible -- Initial Class           0.60%          0.00%         0.00%      0.06%       0.66%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MainStay VP Floating Rate -- Service Class         0.60%          0.00%         0.25%      0.08%       0.93%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MainStay VP Government -- Service Class            0.50%          0.00%         0.25%      0.06%       0.81%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MainStay VP Government -- Initial Class            0.50%          0.00%         0.00%      0.06%       0.56%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MainStay VP Growth Equity -- Service Class         0.61%          0.00%         0.25%      0.08%(a)    0.94%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MainStay VP Growth Equity -- Initial Class         0.61%          0.00%         0.00%      0.08%(a)    0.69%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MainStay VP High Yield Corporate
  Bond -- Service Class                            0.57%          0.00%         0.25%      0.05%       0.87%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MainStay VP High Yield Corporate
  Bond -- Initial Class                            0.57%          0.00%         0.00%      0.05%       0.62%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MainStay VP ICAP Select Equity -- Service
  Class                                            0.77%          0.00%         0.25%      0.05%       1.07%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MainStay VP ICAP Select Equity -- Initial
  Class                                            0.77%          0.00%         0.00%      0.05%       0.82%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MainStay VP Income Builder -- Service Class        0.57%          0.00%         0.25%      0.14%       0.96%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MainStay VP Income Builder -- Initial Class        0.57%          0.00%         0.00%      0.14%       0.71%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MainStay VP International Equity -- Service
  Class                                            0.89%          0.00%         0.25%      0.12%(b)    1.26%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MainStay VP International Equity -- Initial
  Class                                            0.89%          0.00%         0.00%      0.12%(b)    1.01%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MainStay VP Large Cap Growth -- Service Class      0.75%          0.00%         0.25%      0.06%       1.06%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MainStay VP Large Cap Growth -- Initial Class      0.75%          0.00%         0.00%      0.06%       0.81%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MainStay VP Mid Cap Core -- Service Class          0.85%          0.00%         0.25%      0.10%(a)    1.20%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MainStay VP Mid Cap Core -- Initial Class          0.85%          0.00%         0.00%      0.10%(a)    0.95%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MainStay VP S&P 500 Index -- Service Class         0.30%          0.00%         0.25%      0.05%       0.60%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MainStay VP S&P 500 Index -- Initial Class         0.30%          0.00%         0.00%      0.05%       0.35%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MainStay VP U.S. Small Cap -- Service Class        0.80%          0.00%         0.25%      0.28%       1.33%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MainStay VP U.S. Small Cap -- Initial Class        0.80%          0.00%         0.00%      0.28%       1.08%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

Alger Small Cap Growth -- Class S Shares*          0.81%          0.00%         0.25%      0.16%       1.22%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

Alger Small Cap Growth -- Class I-2 Shares*        0.81%          0.00%         0.00%      0.16%       0.97%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

Calvert VP SRI Balanced Portfolio                 0.425%         0.275%         0.00%      0.21%       0.91%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
                                                                                                       TOTAL
                                                                                                       FUND
                                                 ADVISORY   ADMINISTRATION      12B-1      OTHER      ANNUAL
                     FUND                         FEES(1)         FEES         FEES(2)   EXPENSES   EXPENSE(3)
--------------------------------------------------------------------------------------------------------------
Columbia Small Cap Value Fund, Variable
  Series -- Class B                                0.80%          0.00%         0.25%      0.12%       1.17%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

Dreyfus IP Technology Growth -- Service Class      0.75%          0.00%         0.25%      0.12%(a)    1.12%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

Dreyfus IP Technology Growth -- Initial Class      0.75%          0.00%         0.00%      0.12%(a)    0.87%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP Contrafund(R) -- Service
  Class 2                                          0.56%          0.00%         0.25%      0.11%       0.92%(c)
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP Contrafund(R) -- Initial
  Class                                            0.56%          0.00%         0.00%      0.11%       0.67%(c)
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP Equity-Income -- Service
  Class 2                                          0.46%          0.00%         0.25%      0.12%       0.83%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP Equity-Income -- Initial
  Class                                            0.46%          0.00%         0.00%      0.12%       0.58%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP Mid Cap -- Service Class 2         0.56%          0.00%         0.25%      0.12%       0.93%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

Janus Aspen Balanced Portfolio-- Service
  Shares                                           0.55%          0.00%         0.25%      0.02%       0.82%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

Janus Aspen Balanced
  Portfolio -- Institutional Shares                0.55%          0.00%         0.00%      0.02%       0.57%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

Janus Aspen Worldwide Portfolio -- Service
  Shares                                           0.57%          0.00%         0.25%      0.06%       0.88%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

Janus Aspen Worldwide
  Portfolio -- Institutional Shares                0.57%          0.00%         0.00%      0.06%       0.63%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MFS(R) Investors Trust Series -- Service
  Class                                            0.75%          0.00%         0.25%      0.11%       1.11%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MFS(R) Investors Trust Series -- Initial
  Class                                            0.75%          0.00%         0.00%      0.11%       0.86%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MFS(R) Research Series -- Service Class            0.75%          0.00%         0.25%      0.15%       1.15%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MFS(R) Research Series -- Initial Class            0.75%          0.00%         0.00%      0.15%       0.90%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MFS(R) Utilities Series -- Service Class           0.73%          0.00%         0.25%      0.09%       1.07%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MFS(R) Utilities Series -- Initial Class           0.73%          0.00%         0.00%      0.09%       0.82%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth -- Class
  S                                                0.85%          0.00%         0.25%      0.17%       1.27%(d)
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

PIMCO Real Return Portfolio -- Advisor Class       0.50%          0.00%         0.25%      0.07%       0.82%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

Royce Micro-Cap Portfolio -- Investment Class      1.25%          0.00%         0.00%      0.08%       1.33%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

Royce Small-Cap Portfolio -- Investment Class      1.00%          0.00%         0.00%      0.07%       1.07%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

T. Rowe Price Equity Income Portfolio II           0.85%          0.00%         0.25%      0.00%       1.10%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

T. Rowe Price Equity Income Portfolio              0.85%          0.00%         0.00%      0.00%       0.85%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

UIF Emerging Markets Equity
  Portfolio -- Class II                            1.23%          0.00%         0.35%      0.39%(a)    1.97%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

UIF Emerging Markets Equity
  Portfolio -- Class I                             1.23%          0.00%         0.00%      0.39%(a)    1.62%
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

Van Eck VIP Global Hard Assets Fund                0.96%          0.00%         0.00%      0.15%(a)    1.11%(e)
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

Victory VIF Diversified Stock -- Class A
  Shares                                           0.30%          0.00%         0.25%      0.69%       1.24%
-----------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------





        Please refer to the applicable fund prospectus for additional information.



* No premiums or transfers will be accepted into this Investment Division from policyowners who did not have Cash Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.



(1)     The fees designated as "Advisory Fees" reflect "Management Fees."



(2) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



(3) Shown as a percentage of average net assets for the fiscal year ended December 31, 2009, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2009 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



(a)     Includes Acquired Fund/Portfolio Fees and Expenses of 0.01%.



(b)     Includes Acquired Fund/Portfolio Fees and Expenses of 0.02%.



(c) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.65% for Fidelity((R)) Contrafund((R))-- Initial Class and 0.90% for Fidelity((R)) Contrafund((R))-- Service Class 2. These offsets may be discontinued at any time.



(d) Neuberger Berman Management LLC ("NBM") has undertaken through December 31, 2013 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.25% of the average daily net asset value of the Mid-Cap Growth Portfolios The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.



(e) For the period May 1, 2010 until May 1, 2011, the Adviser contractually agreed to waive fees and reimburse certain operating expenses (excluding interest, dividends paid on securities sold short, trading expenses, taxes and extraordinary expenses) to the extent Total Annual Fund Operating Expenses exceed 1.20% of average daily net assets. The agreement to limit the Total Annual Fund Operating Expenses is limited to the Fund's direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Fund through its investments in underlying funds.

Examples


     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the Investment Division with the highest charges and expenses of the policy including policyowner transaction expenses, the annual policy service charge (for policies with less than $50,000 Accumulation Value), separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes upon surrender of the policy or the Annuity Commencement Date.



     You would pay the following expenses on a $10,000 allocation in the Investment Division listed, assuming a 5% annual return on assets:



FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003:




                                                       EXPENSES IF YOU                             EXPENSES IF YOU
                                                    ANNUITIZE YOUR POLICY                       SURRENDER YOUR POLICY
                                         ------------------------------------------  ------------------------------------------
INVESTMENT DIVISION                         1 YR       3 YR       5 YR      10 YR       1 YR       3 YR       5 YR      10 YR
-------------------                      ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
UIF EMERGING MARKETS EQUITY PORTFOLIO--CLASS II
without any Riders.....................  $1,004.23  $1,112.12  $1,878.63  $3,886.77  $1,004.23  $1,767.83  $2,455.86  $3,886.77
with IPP Rider.........................  $1,066.05  $1,304.09  $2,188.40  $4,452.50  $1,066.05  $1,947.08  $2,747.08  $4,452.50
with EBB Rider.........................  $1,032.76  $1,201.04  $2,022.66  $4,152.47  $1,032.76  $1,850.86  $2,591.27  $4,152.47
with IPP & EBB Riders..................  $1,094.58  $1,393.03  $2,332.44  $4,718.22  $1,094.58  $2,030.12  $2,882.50  $4,718.22
                                                  EXPENSES IF YOU DO NOT
                                                   SURRENDER YOUR POLICY
                                         ----------------------------------------
INVESTMENT DIVISION                        1 YR      3 YR       5 YR      10 YR
-------------------                      -------  ---------  ---------  ---------
UIF EMERGING MARKETS EQUITY PORTFOLIO--CLASS II
without any Riders.....................  $365.77  $1,112.12  $1,878.63  $3,886.77
with IPP Rider.........................  $431.75  $1,304.09  $2,188.40  $4,452.50
with EBB Rider.........................  $396.22  $1,201.04  $2,022.66  $4,152.47
with IPP & EBB Riders..................  $462.19  $1,393.03  $2,332.44  $4,718.22



FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003:


                                                       EXPENSES IF YOU                             EXPENSES IF YOU
                                                    ANNUITIZE YOUR POLICY                       SURRENDER YOUR POLICY
                                         ------------------------------------------  ------------------------------------------
INVESTMENT DIVISION                         1 YR       3 YR       5 YR      10 YR       1 YR       3 YR       5 YR      10 YR
-------------------                      ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
UIF EMERGING MARKETS EQUITY PORTFOLIO--CLASS I
without any Riders.....................  $  970.67  $1,006.80  $1,706.84  $3,563.82  $  970.67  $1,669.49  $2,294.34  $3,563.82
with IPP Rider.........................  $1,032.70  $1,200.85  $2,022.35  $4,151.93  $1,032.70  $1,850.69  $2,590.98  $4,151.93
with EBB Rider.........................  $  999.30  $1,096.69  $1,853.54  $3,840.02  $  999.30  $1,753.42  $2,432.27  $3,840.02
with IPP & EBB Riders..................  $1,061.34  $1,290.76  $2,169.06  $4,428.12  $1,061.34  $1,934.63  $2,728.92  $4,428.12
                                                  EXPENSES IF YOU DO NOT
                                                   SURRENDER YOUR POLICY
                                         ----------------------------------------
INVESTMENT DIVISION                        1 YR      3 YR       5 YR      10 YR
-------------------                      -------  ---------  ---------  ---------
UIF EMERGING MARKETS EQUITY PORTFOLIO--CLASS I
without any Riders.....................  $329.96  $1,006.80  $1,706.84  $3,563.82
with IPP Rider.........................  $396.16  $1,200.85  $2,022.35  $4,151.93
with EBB Rider.........................  $360.51  $1,096.69  $1,853.54  $3,840.02
with IPP & EBB Riders..................  $426.72  $1,290.76  $2,169.06  $4,428.12

      QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY?


     A New York Life ESSENTIALS VARIABLE ANNUITY is a Flexible Premium Deferred Variable Annuity policy. NYLIAC issues the policy. You may allocate premium payments to the Investment Divisions of the Separate Account, 39 of which are available to all policyholders, as well as the Fixed Accounts. In addition, you may also allocate premium payments to the DCA Advantage Plan Accounts. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited to the amounts in the Fixed Accounts and the DCA Advantage Plan Accounts.


2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENTS?

     (a) You can allocate your premium payments to one or more of the following Allocation Alternatives:

         (i) SEPARATE ACCOUNT


             The Separate Account currently consists of 66 Investment Divisions, 39 of which are available to all policyholders. The available Investment Divisions are listed on the first page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.


         (ii) FIXED ACCOUNTS

             Each premium payment, or the portion of any premium payment, you allocate to either of the Fixed Accounts will earn an interest rate at least equal to the guaranteed interest rate.

     (b) You can also allocate your premium payments to the DCA Advantage Plan. The DCA Advantage Plan consists of three DCA Advantage Plan Accounts: a 6-month, 12-month and an 18-month account. NYLIAC will credit interest to amounts held in the DCA Advantage Plan Accounts at rates We have set in advance. The DCA Advantage Plan allows you to set up automatic Dollar Cost Averaging from the DCA Advantage Plan Accounts into the Investment Divisions and/or the 1-Year Fixed Account. (See "THE POLICIES--Dollar Cost Averaging (DCA) Program--The DCA Advantage Plan.")

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNTS?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the 1-Year Fixed Account at least 30 days before the Annuity Commencement Date. Transfers from the Investment Divisions or the 1-Year Fixed Account into the 3-Year Fixed Account are not permitted. (See "THE FIXED ACCOUNTS.") Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make unlimited transfers each Policy Year, subject to the "Limits on Transfers" section. However, We reserve the right to impose a fee of $30 per transfer after the first 12 in a given Policy Year. (See "THE POLICIES--Transfers.")

     You can make transfers to the Investment Divisions from the Fixed Accounts and the DCA Advantage Plan Accounts, although certain restrictions may apply. (See "THE FIXED ACCOUNTS" and "THE POLICIES--Dollar Cost Averaging (DCA) Program--The DCA Advantage Plan Accounts.") In addition, you can request transfers through the traditional Dollar Cost Averaging, Automatic Asset Reallocation or Interest Sweep options described in this Prospectus. You may not transfer money into the 1-Year Fixed Account if you transferred money out of either of the Fixed Accounts during the previous six-month period. Transfers into the 3-Year Fixed Account are not permitted.

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date We start making Income Payments to you, We will deduct a policy service charge of $30 on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $50,000. In addition, We deduct a daily charge for certain mortality and expense risks NYLIAC assumes and for policy administration expenses. This charge is 1.45% of the daily average Variable Accumulation Value. (See "CHARGES AND DEDUCTIONS--Other Charges.")

     We impose a surrender charge on certain partial withdrawals or surrenders of the policies. This charge is assessed as a percentage of the amount of premium payment withdrawn during the first seven Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first three Payment Years as follows:

PAYMENT YEAR                                                   SURRENDER CHARGE
------------                                                   ----------------
1............................................................          7%
2............................................................          7%
3............................................................          7%
4............................................................          6%
5............................................................          6%
6............................................................          5%
7............................................................          4%
8+...........................................................          0%


     For purposes of calculating the surrender charge, We treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).

     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of: (a) 10% of the Accumulation Value at the time of the withdrawal, less any prior Surrender Charge free withdrawals during the Policy Year; (b) the Accumulation Value less the accumulated premium payments; or (c) 10% of the Accumulation Value as of the prior Policy Anniversary (10% of the premium payment if the withdrawal is made in the first Policy Year), less any prior Surrender Charge free withdrawals during the Policy Year. (See "CHARGES AND DEDUCTIONS--Surrender Charges" and "EXCEPTIONS TO SURRENDER CHARGES.")


     If you select the Investment Protection Plan ("IPP") Rider (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See "OTHER CHARGES--Investment Protection Plan Rider Charge.") The maximum annual charge for this feature is 1.00% of the amount that is guaranteed. The current charge for this rider is 0.65% of the amount that is guaranteed, applied on a quarterly basis (0.1625% per quarter). To the extent permitted by law, We will deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan Rider. We call this charge a Rider Risk Charge Adjustment. (See "OTHER CHARGES--Rider Risk Charge Adjustment (optional).") The maximum Rider Risk Charge Adjustment is 2.00% of the amount that is guaranteed under this rider. We set both of these charges at Our sole discretion, subject to the stated maximums. You should consult your registered representative to determine the percentages We are currently charging before you select or cancel the Investment Protection Plan Rider. We will not increase either of these charges after the date the rider becomes effective. However, if you reset the rider, the charge for the new reset amount will be based on the charges that are in effect at the time of the reset.



     If you select the Enhanced Beneficiary Benefit ("EBB") Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the Rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should consult your registered representative to determine the percentages We are currently charging before you select the EBB Rider. The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future charge up to the maximum annual amount described above for new policies.


     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies ($4,000 for SIMPLE IRAs) and $5,000 for Non-Qualified Policies. Additional premium payments must be at least $500 or such lower amount as We may permit at any time. In the states of Alabama, Maryland, Massachusetts, New Jersey, Oregon and Washington, additional premium payments are allowed only during the first Policy Year. Additional premium payments must be at least $500 or such lower amount as We may permit. Subsequent premium payments must be sent to NYLIAC at one of the addresses listed in Question 17 of this Prospectus. We may agree to other methods of payment. The maximum aggregate amount of premium payments We accept is $1,000,000, without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.

6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions, Fixed Accounts and DCA Advantage Plan Accounts you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments must be sent to NYLIAC at one of the addresses listed in Question 17 of this Prospectus. (See "THE POLICIES--Policy Application and Premium Payments").

     You may allocate the initial premium payment in the Investment Divisions, the DCA Advantage Plan Accounts, and the Fixed Accounts. Moreover, you may change the percentages of the premium payment (which must be in whole number percentages), you place in each Allocation Alternative at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative (except the DCA Advantage Plan Accounts), is $25, or such lower amount as We may permit. We reserve the right to limit the amount of a premium payment that you may place in any one Allocation Alternative and the number of Investment Divisions to which you may allocate your Accumulation Value. ACCEPTANCE OF INITIAL AND ADDITIONAL PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.

7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     In the states of Alabama, Maryland, Massachusetts, New Jersey, Oregon and Washington, if the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.") Please note that certain withdrawal requests must be made in writing and sent to NYLIAC's Variable Products Service Center. (See "DISTRIBUTIONS UNDER THE POLICY--Surrenders and Withdrawals--Partial Withdrawals and Periodic Partial Withdrawals.")

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable Income Payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") We may offer other options, at Our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary(ies) under the policy an amount equal to the greatest of:

          (a) the Accumulation Value, less any outstanding loan balance,

          (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges previously imposed, less any rider charges; or

          (c) the "reset value" (as described under "Death Before Annuity Commencement" in this Prospectus), plus any additional premium payments made since the most recent "reset date," less any outstanding loan balance, proportional withdrawals made since the most recent Reset Anniversary, any surrender charges applicable to such proportional withdrawals, and any rider charges since the last Reset Anniversary.

     If the Beneficiary is the spouse (as defined under Federal law) of the Annuitant or the owner, see Question 11. (Also see "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement" and "FEDERAL TAX MATTERS.")

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?

     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse (as defined under Federal law) may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary of the policy (for Non-Qualified, IRA, Roth IRA, SIMPLE IRA and SEP policies; TSA and Inherited IRA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death. If you select the EBB Rider and the Enhanced Spousal Continuance ("ESC") Rider applies, see the EBB and ESC Riders for details.

12. CAN I RETURN THE POLICY AFTER IT IS DELIVERED?


     You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to the NYLIAC Variable Products Service Center at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom you purchased it, along with a written request for cancellation in a form acceptable to Us. Except in jurisdictions where you are entitled by law to receive the total of premium payments made under the policy less any prior withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the registered representative through whom you purchased the policy or NYLIAC's Variable Products Service Center receives the policy along with the written request for cancellation in a form acceptable to Us, but without any deduction for premium taxes or a surrender charge. (See "THE POLICIES--Your Right to Cancel ("Free Look").")


13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

14. ARE POLICY LOANS AVAILABLE?

     If you have purchased your policy in connection with a Code Section 403(b) Tax-Sheltered Annuity ("TSA") you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "DISTRIBUTIONS UNDER THE POLICY--Loans.")

15. WHERE DO I SEND WRITTEN SERVICE REQUESTS TO THE NYLIAC VARIABLE PRODUCTS SERVICE CENTER?

     Certain service requests, including but not limited to death benefit claims and surrenders, are required to be in writing. All written service requests must be sent to the NYLIAC Variable Products Service Center ("VPSC") at one of the following addresses:


REGULAR MAIL  NYLIAC Variable Products Service Center
              Madison Square Station
              P.O. Box 922
              New York, NY 10159

EXPRESS MAIL  NYLIAC Variable Products Service Center
              51 Madison Avenue, Room 251
              New York, NY 10010


     Written service requests will be effective as of the Business Day they are received in a form acceptable to Us at the VPSC at one of the addresses listed immediately above.

     Faxed or e-mailed requests are not acceptable and will not be honored at any time. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. If all requirements are not met, We will not be able to process your service request. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.

16. HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?

     A. BY TELEPHONE:

          Certain service requests, including but not limited to obtaining current unit values and speaking to a customer representative, may be effected by telephone. For telephonic requests, you must contact the NYLIAC Interactive Voice Response System ("IVR") toll-free by calling: (800) 598-2019. (See "THE POLICIES--Virtual Service Center and Interactive Voice Response System.")

     B. BY INTERNET:


          Certain service requests, including but not limited to transferring assets between investment options and e-mailing your registered representative, may be effected via the Internet. For Internet-based requests, you must contact the NYLIAC Virtual Service Center ("VSC") at www.newyorklife.com/vsc and enter your user name and password. (See "THE POLICIES--Virtual Service Center and Interactive Voice Response System.")


     We make IVR and VSC services available at our discretion. In addition, availability of IVR and VSC services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service through IVR or VSC should become unavailable. We will not accept e-mailed requests for policy transactions or e-mails of imaged, signed service requests. E-mail inquiries that are non-transactional may be sent through Our Virtual Service Center once they have passed all security protocols to identify the policyowner.


     You may authorize Us to accept electronic instructions from your registered representative or the registered service assistant assigned to your policy in order to perform premium allocations, transfers, and changes to your investment objective and/or risk tolerance. In addition, you may authorize your registered representative or registered service assistant to revise your Automatic Asset Reallocation arrangement. Any Automatic Asset Reallocation revisions must be consistent with premium allocation changes or transfers processed by such registered representative or registered service assistant. If the registered representative or registered service assistant assigned to your policy does not process an Automatic Asset Reallocation change within one Business Day of the date that such registered representative or registered service assistant processed a premium allocation change or transfer on your behalf, your Automatic Asset Reallocation will be automatically cancelled.



     To authorize the registered representative(s) or the registered service assistants assigned to your policy to perform premium allocations and transfers, you must send a completed Trading Authorization Form to VPSC at one of the addresses listed in Question 15 of this Prospectus. We may revoke Trading Authorization privileges for certain policyowners (See "Limits on Transfers"). Trading Authorization may be elected, changed or cancelled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.



     NYLIAC is not liable for any loss, cost or expense for action on instructions which are believed to be genuine in accordance with the procedures. Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time or received on a non-Business Day, will be priced as of the next Business Day.


17. WHERE DO I SEND SUBSEQUENT PREMIUM PAYMENTS AND LOAN REPAYMENTS?

     Subsequent premium payments and loan repayments must be sent to one of the following addresses:

REGULAR MAIL  NYLIAC
              75 Remittance Drive
              Suite 3021
              Chicago, IL 60675-3021

EXPRESS MAIL  NYLIAC, Suite 3021
              c/o The Northern Trust Bank
              350 North Orleans Street
              Receipt & Dispatch, 8th Floor
              Chicago, IL 60654


     Subsequent premium payments and loan repayments will be credited as of the Business Day they are received in a form acceptable to Us at one of the addresses noted in this Question 17. Please note that initial premium payments are those made in connection with the issuance of a policy and are processed in accordance with our procedures. (See "THE POLICIES--Policy Application and Premium Payments.")

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2009 and 2008, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2009 (including the report of the independent registered public accounting firm); and the Separate Account statement of assets and liabilities as of December 31, 2009, and the statements of operations and of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm), are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP.


                         CONDENSED FINANCIAL INFORMATION


     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31, presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The financial statements for the year ending December 31, 2005 and for subsequent years are included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 2004 and for the preceding years are derived from the financial statements not included herein. Values and units shown are for full year periods beginning January 1, except where indicated. The policies were first offered on May 10, 2002.



     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR THE CORRESPONDING INVESTMENT DIVISION WITH THE HIGHEST PORTFOLIO COMPANY FEES AND EXPENSES AVAILABLE TO YOU.



                                   MAINSTAY VP                                             MAINSTAY VP
                                    BALANCED--                                               BOND--
                                  SERVICE CLASS                                           SERVICE CLASS
                 -----------------------------------------------    --------------------------------------------------------
                  2009      2008      2007      2006     2005(F)     2009      2008      2007      2006      2005      2004
                 ------    ------    ------    ------    -------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 8.50    $11.50    $11.38    $10.45     $10.00    $11.19    $10.97    $10.48    $10.19    $10.15    $ 9.92
Accumulation
  Unit Value
  (end of
  period)......  $10.28    $ 8.50    $11.50    $11.38     $10.45    $11.85    $11.19    $10.97    $10.48    $10.19    $10.15
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,980     2,093     2,704     2,181      1,320     3,567     3,268     2,865     2,488     2,275     1,649
                  MAIN-
                 STAY VP
                  BOND--
                 SERVICE
                  CLASS
                 -------
                 2003(B)
                 -------
Accumulation
  Unit Value
  (beginning of
  period)......   $10.00
Accumulation
  Unit Value
  (end of
  period)......   $ 9.92
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......      592





                                                  MAINSTAY VP
                                                     BOND--                                                 MAINSTAY VP
                                                 INITIAL CLASS                                            CASH MANAGEMENT
                 -----------------------------------------------------------------------------    ------------------------------
                  2009      2008      2007      2006      2005      2004      2003     2002(A)      2009       2008        2007
                 ------    ------    ------    ------    ------    ------    ------    -------    -------    --------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $12.68    $12.40    $11.82    $11.47    $11.39    $11.10    $10.77     $10.00    $  1.07    $   1.06    $  1.03
Accumulation
  Unit Value
  (end of
  period)......  $13.47    $12.68    $12.40    $11.82    $11.47    $11.39    $11.10     $10.77    $  1.06    $   1.07    $  1.06
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     860       940       971     1,014     1,158     1,276     1,552        571     66,778     106,914     39,964
                                       MAINSTAY VP
                                     CASH MANAGEMENT
                 -------------------------------------------------------
                   2006           2005       2004       2003     2002(A)
                 -------        -------    -------    -------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $  1.00        $  0.98    $  0.99    $  1.00     $ 1.00
Accumulation
  Unit Value
  (end of
  period)......  $  1.03        $  1.00    $  0.98    $  0.99     $ 1.00
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   25,518         18,974     17,751     16,593      4,949





                                             MAINSTAY VP                                             MAINSTAY VP
                                            COMMON STOCK--                                         COMMON STOCK--
                                            SERVICE CLASS                                           INITIAL CLASS
                 -------------------------------------------------------------------    ------------------------------------
                  2009      2008      2007      2006      2005      2004     2003(B)     2009      2008      2007      2006
                 ------    ------    ------    ------    ------    ------    -------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 9.74    $15.57    $15.06    $13.15    $12.43    $11.40     $10.00    $ 8.71    $13.89    $13.41    $11.68
Accumulation
  Unit Value
  (end of
  period)......  $11.72    $ 9.74    $15.57    $15.06    $13.15    $12.43     $11.40    $10.51    $ 8.71    $13.89    $13.41
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,244     1,288     1,358     1,161     1,063       810        293       506       575       678       730
                              MAINSTAY VP
                             COMMON STOCK--
                             INITIAL CLASS
                 -------------------------------------
                  2005      2004      2003     2002(A)
                 ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $11.00    $10.07    $ 8.08     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $11.68    $11.00    $10.07     $ 8.08
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     805       856       870        367




(a) For the period May 10, 2002 (commencement of operations in the Separate Account) through December 31, 2002.


(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.


(f) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

                              MAINSTAY VP
                              CONSERVATIVE                                            MAINSTAY VP
                              ALLOCATION--                                           CONVERTIBLE--
                             SERVICE CLASS                                           SERVICE CLASS
                 -------------------------------------    -------------------------------------------------------------------
                  2009      2008      2007     2006(G)     2009      2008      2007      2006      2005      2004     2003(B)
                 ------    ------    ------    -------    ------    ------    ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 8.97    $11.19    $10.58     $10.00    $ 9.45    $14.66    $12.98    $11.96    $11.41    $10.94     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $10.78    $ 8.97    $11.19     $10.58    $13.57    $ 9.45    $14.66    $12.98    $11.96    $11.41     $10.94
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   3,711     3,070     1,906        681     3,105     2,895     2,529     2,370     2,141     1,754        644





                                       MAINSTAY VP                                   MAINSTAY VP
                                      CONVERTIBLE--                                FLOATING RATE--
                                      INITIAL CLASS                                 SERVICE CLASS
                -------------------------------------------------------- -----------------------------------
                 2009   2008   2007   2006   2005   2004   2003  2002(A)  2009   2008   2007   2006  2005(F)
                ------ ------ ------ ------ ------ ------ ------ ------- ------ ------ ------ ------ -------
Accumulation
  Unit Value
  (beginning of
  period)...... $ 9.78 $15.13 $13.36 $12.28 $11.68 $11.17 $ 9.27 $10.00  $ 8.05 $10.60 $10.52 $10.09  $10.00
Accumulation
  Unit Value
  (end of
  period)...... $14.08 $ 9.78 $15.13 $13.36 $12.28 $11.68 $11.17 $  9.27 $10.57 $ 8.05 $10.60 $10.52  $10.09
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......    695    811    819    881    987  1,087  1,083     396  5,380  3,283  4,908  3,353   1,052







                                   MAINSTAY VP                                           MAINSTAY VP
                                   GOVERNMENT--                                         GOVERNMENT--
                                  SERVICE CLASS                                         INITIAL CLASS
                ------------------------------------------------- --------------------------------------------------------
                 2009   2008   2007   2006   2005   2004  2003(B)  2009   2008   2007   2006   2005   2004   2003  2002(A)
                ------ ------ ------ ------ ------ ------ ------- ------ ------ ------ ------ ------ ------ ------ -------
Accumulation
  Unit Value
  (beginning of
  period)...... $11.55 $10.70 $10.20 $ 9.97 $ 9.91 $ 9.76  $10.00 $12.93 $11.95 $11.36 $11.08 $10.98 $10.78 $10.74  $10.00
Accumulation
  Unit Value
  (end of
  period)...... $11.54 $11.55 $10.70 $10.20 $ 9.97 $ 9.91  $ 9.76 $12.95 $12.93 $11.95 $11.36 $11.08 $10.98 $10.78  $10.74
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......  2,926  3,298  1,804  1,630  1,481  1,136     425    735    900    783    893  1,082  1,262  1,641     865





                                                     MAINSTAY VP
                                                       GROWTH                                         MAINSTAY VP
                                                    ALLOCATION--                                    GROWTH EQUITY--
                                                    SERVICE CLASS                                    SERVICE CLASS
                                ----------------------------------------------------    --------------------------------------
                                   2009          2008          2007         2006(G)        2009          2008          2007
                                ----------    ----------    ----------    ----------    ----------    ----------    ----------
Accumulation Unit Value
  (beginning of period).......    $ 7.38        $12.02        $11.07        $10.00        $ 8.29        $13.79        $12.48
Accumulation Unit Value  (end
  of period)..................    $ 9.28        $ 7.38        $12.02        $11.07        $10.94        $ 8.29        $13.79
Number of Units Outstanding
  (in 000s) (end of period)...     2,296         2,147         1,606           999           717           776           865
                                                     MAINSTAY VP
                                                   GROWTH EQUITY--
                                                    SERVICE CLASS
                                ----------------------------------------------------
                                   2006          2005          2004         2003(B)
                                ----------    ----------    ----------    ----------
Accumulation Unit Value
  (beginning of period).......    $12.16        $11.41        $11.14        $10.00
Accumulation Unit Value  (end
  of period)..................    $12.48        $12.16        $11.41        $11.14
Number of Units Outstanding
  (in 000s) (end of period)...       953           968           926           406





                                                                          MAINSTAY VP
                                                                        GROWTH EQUITY--
                                                                         INITIAL CLASS
                                ----------------------------------------------------------------------------------------------
                                   2009          2008          2007          2006          2005          2004          2003
                                ----------    ----------    ----------    ----------    ----------    ----------    ----------
Accumulation Unit Value
  (beginning of period).......     $7.04        $11.69        $10.55        $10.25        $ 9.59         $9.34         $7.46
Accumulation Unit Value  (end
  of period)..................     $9.31        $ 7.04        $11.69        $10.55        $10.25         $9.59         $9.34
Number of Units Outstanding
  (in 000s) (end of period)...       476           531           586           715           839           937           943
                                 MAINSTAY
                                    VP
                                  GROWTH                                         MAINSTAY VP
                                 EQUITY--                                        HIGH YIELD
                                  INITIAL                                     CORPORATE BOND--
                                   CLASS                                        SERVICE CLASS
                                ----------    --------------------------------------------------------------------------------
                                  2002(A)        2009          2008          2007          2006          2005          2004
                                ----------    ----------    ----------    ----------    ----------    ----------    ----------
Accumulation Unit Value
  (beginning of period).......    $10.00        $ 10.63       $14.25        $14.17        $12.86        $12.71        $11.47
Accumulation Unit Value  (end
  of period)..................    $ 7.46        $ 14.93       $10.63        $14.25        $14.17        $12.86        $12.71
Number of Units Outstanding
  (in 000s) (end of period)...       396         11,021        8,764         9,688         8,698         8,052         6,041
                                 MAINSTAY
                                    VP
                                HIGH YIELD
                                 CORPORATE
                                  BOND--
                                  SERVICE
                                   CLASS
                                ----------
                                  2003(B)
                                ----------
Accumulation Unit Value
  (beginning of period).......    $10.00
Accumulation Unit Value  (end
  of period)..................    $11.47
Number of Units Outstanding
  (in 000s) (end of period)...     2,224







                                                                          MAINSTAY VP
                                                                          HIGH YIELD
                                                                       CORPORATE BOND--
                                                                         INITIAL CLASS
                                ----------------------------------------------------------------------------------------------
                                   2009          2008          2007          2006          2005          2004          2003
                                ----------    ----------    ----------    ----------    ----------    ----------    ----------
Accumulation Unit Value
  (beginning of period).......    $12.20        $16.31        $16.17        $14.65        $14.44        $12.99        $ 9.67
Accumulation Unit Value  (end
  of period)..................    $17.17        $12.20        $16.31        $16.17        $14.65        $14.44        $12.99
Number of Units Outstanding
  (in 000s) (end of period)...     1,643         1,609         1,842         2,142         2,554         2,920         2,759
                                 MAINSTAY
                                    VP
                                HIGH YIELD
                                 CORPORATE
                                  BOND--                                         MAINSTAY VP
                                  INITIAL                                   ICAP SELECT EQUITY--
                                   CLASS                                        SERVICE CLASS
                                ----------    --------------------------------------------------------------------------------
                                  2002(A)        2009          2008          2007          2006          2005          2004
                                ----------    ----------    ----------    ----------    ----------    ----------    ----------
Accumulation Unit Value
  (beginning of period).......    $10.00        $ 9.69        $15.60        $15.04        $12.82        $12.37        $11.29
Accumulation Unit Value  (end
  of period)..................    $ 9.67        $12.33        $ 9.69        $15.80        $15.04        $12.82        $12.37
Number of Units Outstanding
  (in 000s) (end of period)...       776         6,456         4,065         1,926           732           563           461
                                 MAINSTAY
                                    VP
                                   ICAP
                                  SELECT
                                 EQUITY--
                                  SERVICE
                                   CLASS
                                ----------
                                  2003(B)
                                ----------
Accumulation Unit Value
  (beginning of period).......    $10.00
Accumulation Unit Value  (end
  of period)..................    $11.29
Number of Units Outstanding
  (in 000s) (end of period)...       181




(a) For the period May 10, 2002 (commencement of operations in the Separate Account) through December 31, 2002.


(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.


(f) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.


(g) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                                  MAINSTAY VP                                             MAINSTAY VP
                                              ICAP SELECT EQUITY--                                     INCOME BUILDER--
                                                 INITIAL CLASS                                           SERVICE CLASS
                 -----------------------------------------------------------------------------    --------------------------
                  2009      2008      2007      2006      2005      2004      2003     2002(A)     2009      2008      2007
                 ------    ------    ------    ------    ------    ------    ------    -------    ------    ------    ------
Accumulation
  Unit Value
  (beginning
  of
  period)....    $ 8.75    $14.23    $13.51    $11.49    $11.06    $10.07    $ 7.99     $10.00    $ 9.71    $13.52    $12.79
Accumulation
  Unit Value
  (end of
  period)....    $11.16    $ 8.75    $14.23    $13.51    $11.49    $11.06    $10.07     $ 7.99    $11.80    $ 9.71    $13.52
Number of
  Units
  Outstanding
   (in 000s)
  (end of
  period)....     1,607     1,096       441       283       272       284       281        101       675       725       843
                              MAINSTAY VP
                            INCOME BUILDER--
                             SERVICE CLASS
                 -------------------------------------
                  2006      2005      2004     2003(B)
                 ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning
  of
  period)....    $11.88    $11.35    $10.86     $10.00
Accumulation
  Unit Value
  (end of
  period)....    $12.79    $11.88    $11.35     $10.86
Number of
  Units
  Outstanding
   (in 000s)
  (end of
  period)....       878       842       749        299





                                                  MAINSTAY VP                                             MAINSTAY VP
                                                INCOME BUILDER--                                    INTERNATIONAL EQUITY--
                                                 INITIAL CLASS                                           SERVICE CLASS
                 -----------------------------------------------------------------------------    --------------------------
                  2009      2008      2007      2006      2005      2004      2003     2002(A)     2009      2008      2007
                 ------    ------    ------    ------    ------    ------    ------    -------    ------    ------    ------

Accumulation
  Unit Value
  (beginning
  of
  period)....    $ 9.33    $12.95    $12.22    $11.33    $10.79    $10.29    $ 8.73     $10.00    $13.83    $18.93    $18.35
Accumulation
  Unit Value
  (end of
  period)....    $11.36    $ 9.33    $12.95    $12.22    $11.33    $10.79    $10.29     $ 8.73    $16.23    $13.83    $18.93
Number of
  Units
  Outstanding
   (in 000s)
  (end of
  period)....       321       363       459       526       573       636       647        236     2,980     3,093     3,303
                              MAINSTAY VP
                         INTERNATIONAL EQUITY--
                             SERVICE CLASS
                 -------------------------------------
                  2006      2005      2004     2003(B)
                 ------    ------    ------    -------

Accumulation
  Unit Value
  (beginning
  of
  period)....    $14.21    $13.38    $11.60    $10.00
Accumulation
  Unit Value
  (end of
  period)....    $18.35    $14.21    $13.38    $11.60
Number of
  Units
  Outstanding
   (in 000s)
  (end of
  period)....     2,724     1,829     1,027        246





                                                  MAINSTAY VP                                             MAINSTAY VP
                                             INTERNATIONAL EQUITY--                                   LARGE CAP GROWTH--
                                                 INITIAL CLASS                                           SERVICE CLASS
                 -----------------------------------------------------------------------------    --------------------------
                  2009      2008      2007      2006      2005      2004      2003     2002(A)     2009      2008      2007
                 ------    ------    ------    ------    ------    ------    ------    -------    ------    ------    ------
Accumulation
  Unit Value
  (beginning
  of
  period)....    $13.64    $18.62    $18.01    $13.91    $13.07    $11.30    $ 8.82     $10.00    $ 8.27    $13.75    $11.52
Accumulation
  Unit Value
  (end of
  period)....    $16.05    $13.64    $18.62    $18.01    $13.91    $13.07    $11.30     $ 8.82    $11.39    $ 8.27    $13.75
Number of
  Units
  Outstanding
  (in 000s)
  (end of
  period)....       386       427       490       478       417       351       291         80     1,907     1,839     1,099
                              MAINSTAY VP
                           LARGE CAP GROWTH--
                             SERVICE CLASS
                 -------------------------------------
                  2006      2005      2004     2003(B)
                 ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning
  of
  period)....    $10.93    $10.65    $11.09     $10.00
Accumulation
  Unit Value
  (end of
  period)....    $11.52    $10.93    $10.65     $11.09
Number of
  Units
  Outstanding
  (in 000s)
  (end of
  period)....       842       505       480        201







                                                  MAINSTAY VP                                           MAINSTAY VP
                                              LARGE CAP GROWTH--                                      MID CAP CORE--
                                                 INITIAL CLASS                                         SERVICE CLASS
                  --------------------------------------------------------------------------    --------------------------
                   2009      2008      2007      2006      2005     2004     2003    2002(B)     2009      2008      2007
                  ------    ------    ------    ------    -----    -----    -----    -------    ------    ------    ------
Accumulation
  Unit Value
  (beginning
  of period)..    $ 7.52    $12.48    $10.43    $ 9.87    $9.60    $9.97    $7.90     $10.00    $10.64    $18.73    $18.14
Accumulation
  Unit Value
  (end of
  period).....    $10.39    $ 7.52    $12.48    $10.43    $9.87    $9.60    $9.97     $ 7.90    $14.32    $10.64    $18.73
Number of
  Units
  Outstanding
  (in 000s)
  (end of
  period).....       276       322       292       291      304      364      362        141     3,339     1,641     1,774
                               MAINSTAY VP
                              MID CAP CORE--
                              SERVICE CLASS
                  -------------------------------------
                   2006      2005      2004     2003(B)
                  ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning
  of period)..    $16.05    $14.09    $11.73     $10.00
Accumulation
  Unit Value
  (end of
  period).....    $18.14    $16.05    $14.09     $11.73
Number of
  Units
  Outstanding
  (in 000s)
  (end of
  period).....     1,527     1,220       719        228





                                                                                                         MAINSTAY VP
                                                 MAINSTAY VP                                              MODERATE
                                                MID CAP CORE--                                          ALLOCATION--
                                                INITIAL CLASS                                           SERVICE CLASS
                -----------------------------------------------------------------------------    --------------------------
                 2009      2008      2007      2006      2005      2004      2003     2002(A)     2009      2008      2007
                ------    ------    ------    ------    ------    ------    ------    -------    ------    ------    ------
Accumulation
  Unit Value
  (beginning
  of
  period)...    $ 9.99    $17.55    $16.95    $14.96    $13.10    $10.88    $ 8.14    $10.00     $ 8.46    $11.50    $10.76
Accumulation
  Unit Value
  (end of
  period)...    $13.48    $ 9.99    $17.55    $16.95    $14.96    $13.10    $10.88    $  8.14    $10.34    $ 8.46    $11.50
Number of
  Units
  Outstand-
  ing  (in
  000s) (end
  of
  period)...       666       344       401       416       456       445       393        152     6,477     5,375     3,890
                 MAIN-
                STAY VP
                 MODER-
                  ATE
                ALLOCA-
                 TION--
                SERVICE
                 CLASS
                -------
                2006(G)
                -------
Accumulation
  Unit Value
  (beginning
  of
  period)...     $10.00
Accumulation
  Unit Value
  (end of
  period)...     $10.76
Number of
  Units
  Outstand-
  ing  (in
  000s) (end
  of
  period)...      1,962







                              MAINSTAY VP
                                MODERATE
                                 GROWTH                                               MAINSTAY VP
                              ALLOCATION--                                          S&P 500 INDEX--
                             SERVICE CLASS                                           SERVICE CLASS
                 -------------------------------------    -------------------------------------------------------------------
                  2009      2008      2007     2006(G)     2009      2008      2007      2006      2005      2004     2003(B)
                 ------    ------    ------    -------    ------    ------    ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 7.83    $11.80    $10.97     $10.00    $ 9.15    $14.78    $14.29    $12.59    $12.23    $11.26     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $ 9.89    $ 7.83    $11.80     $10.97    $11.36    $ 9.15    $14.78    $14.29    $12.59    $12.23     $11.26
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   5,380     5,167     3,572      1,981     4,094     4,209     4,544     4,488     4,057     3,132      1,038




(a) For the period May 10, 2002 (commencement of operations in the Separate Account) through December 31, 2002.


(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.


(g) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                                  MAINSTAY VP                                             MAINSTAY VP
                                                S&P 500 INDEX--                                        U.S. SMALL CAP--
                                                 INITIAL CLASS                                           SERVICE CLASS
                 -----------------------------------------------------------------------------    --------------------------
                  2009      2008      2007      2006      2005      2004      2003     2002(A)     2009      2008      2007
                 ------    ------    ------    ------    ------    ------    ------    -------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 8.54    $13.76    $13.26    $11.66    $11.29    $10.37    $ 8.20     $10.00    $10.24    $19.73    $14.74
Accumulation
  Unit Value
  (end of
  period)......  $10.63    $ 8.54    $13.76    $13.26    $11.66    $11.29    $10.37     $ 8.20    $14.19    $10.24    $19.73
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,152     1,292     1,500     1,647     1,826     1,935     1,839        660     1,472       553       542
                              MAINSTAY VP
                            U.S. SMALL CAP--
                             SERVICE CLASS
                 -------------------------------------
                  2006      2005      2004     2003(B)
                 ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $13.31    $12.09    $11.62     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $14.74    $13.31    $12.09     $11.62
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     458       421       357        117





                                                                          MAINSTAY VP
                                                                       U.S. SMALL CAP--
                                                                         SERVICE CLASS
                                ----------------------------------------------------------------------------------------------
                                   2009          2008          2007          2006          2005          2004          2003
                                ----------    ----------    ----------    ----------    ----------    ----------    ----------
Accumulation Unit Value
  (beginning of period).......    $ 9.41        $18.09        $13.48        $12.15        $11.00        $10.54        $ 7.72
Accumulation Unit Value  (end
  of period)..................    $13.08        $ 9.41        $18.09        $13.48        $12.15        $11.00        $10.54
Number of Units Outstanding
  (in 000s) (end of period)...       363           114           118           115           130           139           132
                                 MAINSTAY
                                    VP
                                U.S. SMALL
                                   CAP--
                                  SERVICE                                 ALGER SMALL CAP GROWTH--
                                   CLASS                                       CLASS S SHARES
                                ----------    --------------------------------------------------------------------------------
                                  2002(A)        2009          2008          2007          2006          2005          2004
                                ----------    ----------    ----------    ----------    ----------    ----------    ----------
Accumulation Unit Value
  (beginning of period).......    $10.00        $11.39        $21.69        $18.82        $15.95        $13.88        $12.11
Accumulation Unit Value  (end
  of period)..................    $ 7.72        $16.29        $11.39        $21.69        $18.82        $15.95        $13.88
Number of Units Outstanding
  (in 000s) (end of period)...        42           721           818           977         1,003           685           432
                                   ALGER
                                 SMALL CAP
                                 GROWTH--
                                  CLASS S
                                  SHARES
                                ----------
                                  2003(B)
                                ----------
Accumulation Unit Value
  (beginning of period).......    $10.00
Accumulation Unit Value  (end
  of period)..................    $12.11
Number of Units Outstanding
  (in 000s) (end of period)...       132







                                            ALGER SMALL CAP GROWTH--                                    CALVERT VP SRI
                                                CLASS I-2 SHARES                                      BALANCED PORTFOLIO
                 -----------------------------------------------------------------------------    --------------------------
                  2009      2008      2007      2006      2005      2004      2003     2002(A)     2009      2008      2007
                 ------    ------    ------    ------    ------    ------    ------    -------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $10.94    $20.78    $17.98    $15.20    $13.20    $11.49    $ 8.19     $10.00    $ 8.86    $13.09    $12.92
Accumulation
  Unit Value
  (end of
  period)......  $15.68    $10.94    $20.78    $17.98    $15.20    $13.20    $11.49     $ 8.19    $10.94    $ 8.86    $13.09
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     118       148       179       202       204       185       175         46       362       381       432
                                  CALVERT VP SRI
                                BALANCED PORTFOLIO
                 -----------------------------------------------
                  2006      2005      2004      2003     2002(A)
                 ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $12.06    $11.58    $10.85    $ 9.23     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $12.92    $12.06    $11.58    $10.85     $ 9.23
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     451       421       382       210         38





                                                                                                DREYFUS IP
                               COLUMBIA SMALL CAP VALUE FUND,                                   TECHNOLOGY
                                     VARIABLE SERIES--                                           GROWTH--
                                          CLASS B                                              SERVICE CLASS
                 ---------------------------------------------------------    ----------------------------------------------
                  2009      2008      2007      2006      2005     2004(E)     2009      2008      2007      2006      2005
                 ------    ------    ------    ------    ------    -------    ------    ------    ------    ------    ------

Accumulation
  Unit Value
  (beginning of
  period)......  $ 8.77    $12.38    $12.90    $10.96    $10.54     $10.00    $ 7.88    $13.61    $12.07    $11.77    $11.54
Accumulation
  Unit Value
  (end of
  period)......  $10.80    $ 8.77    $12.38    $12.90    $10.96     $10.54    $12.21    $ 7.88    $13.61    $12.07    $11.77
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     978       994     1,073       880       495         41       979       775       700       694       597
                     DREYFUS IP
                     TECHNOLOGY
                      GROWTH--
                   SERVICE CLASS
                 -----------------
                  2004     2003(B)
                 ------    -------

Accumulation
  Unit Value
  (beginning of
  period)......  $11.68     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $11.54     $11.68
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     512        230







                                                   DREYFUS IP
                                                   TECHNOLOGY                                           FIDELITY(R) VIP
                                                    GROWTH--                                            CONTRAFUND(R)--
                                                 INITIAL CLASS                                          SERVICE CLASS 2
                 -----------------------------------------------------------------------------    --------------------------
                  2009      2008      2007      2006      2005      2004      2003     2002(A)     2009      2008      2007
                 ------    ------    ------    ------    ------    ------    ------    -------    ------    ------    ------

Accumulation
  Unit Value
  (beginning of
  period)......  $ 7.27    $12.54    $11.09    $10.79    $10.55    $10.65    $ 7.16     $10.00    $11.06    $19.58    $16.94
Accumulation
  Unit Value
  (end of
  period)......  $11.30    $ 7.27    $12.54    $11.09    $10.79    $10.55    $10.65     $ 7.16    $14.77    $11.06    $19.58
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     129       119       148       170       200       228       207         51     5,941     6,250     6,028
                            FIDELITY(R) VIP
                            CONTRAFUND(R)--
                            SERVICE CLASS 2
                 -------------------------------------
                  2006      2005      2004     2003(B)
                 ------    ------    ------    -------

Accumulation
  Unit Value
  (beginning of
  period)......  $15.42    $13.41    $11.82     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $16.94    $15.42    $13.41     $11.82
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   5,137     3,612     2,004        467





                                                FIDELITY(R) VIP                                         FIDELITY(R) VIP
                                                CONTRAFUND(R)--                                         EQUITY-INCOME--
                                                 INITIAL CLASS                                          SERVICE CLASS 2
                 -----------------------------------------------------------------------------    --------------------------
                  2009      2008      2007      2006      2005      2004      2003     2002(A)     2009      2008      2007
                 ------    ------    ------    ------    ------    ------    ------    -------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $10.36    $18.29    $15.78    $14.33    $12.43    $10.93    $ 8.63     $10.00    $ 8.71    $15.45    $15.48
Accumulation
  Unit Value
  (end of
  period)......  $13.86    $10.36    $18.29    $15.78    $14.33    $12.43    $10.93     $ 8.63    $11.15    $ 8.71    $15.45
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     962     1,188     1,261     1,269     1,259     1,149     1,070        425     3,076     3,290     3,308
                            FIDELITY(R) VIP
                            EQUITY-INCOME--
                            SERVICE CLASS 2
                 -------------------------------------
                  2006      2005      2004     2003(B)
                 ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $13.09    $12.58    $11.48     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $15.48    $13.09    $12.58     $11.48
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   2,883     2,307     1,542        421




(a) For the period May 10, 2002 (commencement of operations in the Separate Account) through December 31, 2002.


(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.


(e) For the period November 15, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

                                                FIDELITY(R) VIP                                         FIDELITY(R) VIP
                                                EQUITY-INCOME--                                            MID CAP--
                                                 INITIAL CLASS                                          SERVICE CLASS 2
                 -----------------------------------------------------------------------------    --------------------------
                  2009      2008      2007      2006      2005      2004      2003     2002(A)     2009      2008      2007
                 ------    ------    ------    ------    ------    ------    ------    -------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 8.05    $14.24    $14.23    $12.01    $11.51    $10.47    $ 8.15     $10.00    $12.23    $20.54    $18.07
Accumulation
  Unit Value
  (end of
  period)......  $10.33    $ 8.05    $14.24    $14.23    $12.01    $11.51    $10.47     $ 8.15    $16.84    $12.23    $20.54
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     511       613       700       772       782       801       773        270     2,524     2,670     2,671
                            FIDELITY(R) VIP
                               MID CAP--
                            SERVICE CLASS 2
                 -------------------------------------
                  2006      2005      2004     2003(C)
                 ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $16.31    $14.02    $11.41     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $18.07    $16.31    $14.02     $11.41
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   2,390     1,867     1,020        95





                                             JANUS ASPEN                                             JANUS ASPEN
                                         BALANCED PORTFOLIO--                                   BALANCED PORTFOLIO--
                                            SERVICE SHARES                                      INSTITUTIONAL SHARES
                 -------------------------------------------------------------------    ------------------------------------
                  2009      2008      2007      2006      2005      2004     2003(B)     2009      2008      2007      2006
                 ------    ------    ------    ------    ------    ------    -------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $11.65    $14.09    $12.96    $11.91    $11.22    $10.51     $10.00    $11.60    $13.98    $12.83    $11.76
Accumulation
  Unit Value
  (end of
  period)......  $14.42    $11.65    $14.09    $12.96    $11.91    $11.22     $10.51    $14.39    $11.60    $13.98    $12.83
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   2,803     2,864     2,668     2,425     2,327     1,869        722     1,133     1,182     1,332     1,523
                         JANUS ASPEN
                    BALANCED PORTFOLIO--
                    INSTITUTIONAL SHARES
                 --------------------------
                  2005      2004      2003
                 ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $11.05    $10.33    $ 9.19
Accumulation
  Unit Value
  (end of
  period)......  $11.76    $11.05    $10.33
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,691     1,916     2,032





                                             JANUS ASPEN                                                JANUS ASPEN
                                         WORLDWIDE PORTFOLIO                                       WORLDWIDE PORTFOLIO--
                                            SERVICE SHARES                                          INSTITUTIONAL SHARES
                 -------------------------------------------------------------------        -----------------------------------
                  2009      2008      2007      2006      2005      2004     2003(B)         2009     2008      2007      2006
                 ------    ------    ------    ------    ------    ------    -------        -----    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 8.36    $15.37    $14.26    $12.27    $11.79    $11.44     $10.00        $7.04    $12.91    $11.94    $10.25
Accumulation
  Unit Value
  (end of
  period)......  $11.32    $ 8.36    $15.37    $14.26    $12.27    $11.79     $11.44        $9.55    $ 7.04    $12.91    $11.94
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     806       773       734       691       640       515        195          344       384       455       504
                               JANUS ASPEN
                          WORLDWIDE PORTFOLIO--
                           INSTITUTIONAL SHARES
                 ---------------------------------------
                  2005      2004         2003    2002(A)
                 ------    -----        -----    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 9.83    $9.52        $7.79     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $10.25    $9.83        $9.52     $ 7.79
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     557      612          659        267







                                               MFS(R)                                                 MFS(R)
                                             INVESTORS                                               INVESTORS
                                           TRUST SERIES--                                         TRUST SERIES--
                                           SERVICE CLASS                                           INITIAL CLASS
                -------------------------------------------------------------------    ------------------------------------
                 2009      2008      2007      2006      2005      2004     2003(B)     2009      2008      2007      2006
                ------    ------    ------    ------    ------    ------    -------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning
  of period)..  $10.04    $15.26    $14.08    $12.68    $12.02    $10.97     $10.00    $ 9.08    $13.76    $12.67    $11.37
Accumulation
  Unit Value
  (end of
  period).....  $12.52    $10.04    $15.26    $14.08    $12.68    $12.02     $10.97    $11.35    $ 9.08    $13.76    $12.67
Number of
  Units
  Outstanding
  (in 000s)
  (end of
  period).....     176       172       168       148       140        91         43        68        86        93       104
                               MFS(R)
                              INVESTORS
                           TRUST SERIES--
                            INITIAL CLASS
                ------------------------------------
                 2005      2004      2003    2002(A)
                ------    ------    -----    -------
Accumulation
  Unit Value
  (beginning
  of period)..  $10.75    $ 9.80    $8.14     $10.00
Accumulation
  Unit Value
  (end of
  period).....  $11.37    $10.75    $9.80     $ 8.14
Number of
  Units
  Outstanding
  (in 000s)
  (end of
  period).....     113       123      126         57





                                                MFS(R)                                                 MFS(R)
                                               RESEARCH                                               RESEARCH
                                               SERIES--                                               SERIES--
                                            SERVICE CLASS                                           INITIAL CLASS
                 -------------------------------------------------------------------    ------------------------------------
                  2009      2008      2007      2006      2005      2004     2003(B)     2009      2008      2007      2006
                 ------    ------    ------    ------    ------    ------    -------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 9.86    $15.70    $14.11    $12.99    $12.25    $10.75     $10.00    $ 9.00    $14.29    $12.80    $11.76
Accumulation
  Unit Value
  (end of
  period)......  $12.66    $ 9.86    $15.70    $14.11    $12.99    $12.25     $10.75    $11.58    $ 9.00    $14.29    $12.80
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     182       178       186       184       168       131         43        62        72        77        84
                                MFS(R)
                               RESEARCH
                               SERIES--
                             INITIAL CLASS
                 ------------------------------------
                  2005      2004      2003    2002(A)
                 ------    ------    -----    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $11.07    $ 9.69    $7.89     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $11.76    $11.07    $9.69     $ 7.89
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......      96       102      107         45





                                      MFS(R) UTILITIES                                       NEUBERGER BERMAN
                                          SERIES--                                             AMT MID-CAP
                                       SERVICE CLASS                                     GROWTH PORTFOLIO--CLASS S
                 ---------------------------------------------------------    ----------------------------------------------
                  2009      2008      2007      2006      2005     2004(D)     2009      2008      2007      2006      2005
                 ------    ------    ------    ------    ------    -------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $16.76    $27.34    $21.75    $16.85    $14.67     $11.46    $10.95    $19.67    $16.33    $14.47    $12.95
Accumulation
  Unit Value
  (end of
  period)......  $21.95    $16.76    $27.34    $21.75    $16.85     $14.67    $14.17    $10.95    $19.67    $16.33    $14.47
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   3,783     3,866     4.026     2,919     2,044        444       452       486       447       317       213
                   NEU-
                  BERGER
                  BERMAN
                   AMT
                 MID-CAP

                  GROWTH
                 PORTFO-
                  LIO---
                 CLASS S
                 -------
                 2004(D)
                 -------
Accumulation
  Unit Value
  (beginning of
  period)......   $11.32
Accumulation
  Unit Value
  (end of
  period)......   $12.95
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......      116






(a) For the period May 10, 2002 (commencement of operations in the Separate Account) through December 31, 2002.


(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.


(c) For the period September 5, 2003 (commencement of operations in the Separate Account) through December 31, 2003.


(d) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

                                 ROYCE MICRO-CAP                                    ROYCE SMALL-CAP
                                   PORTFOLIO--                                        PORTFOLIO--
                                 INVESTMENT CLASS                                   INVESTMENT CLASS
                 -----------------------------------------------    -----------------------------------------------
                  2009      2008      2007      2006     2005(F)     2009      2008      2007      2006     2005(F)
                 ------    ------    ------    ------    -------    ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning
  of
  period)....    $ 8.10    $14.49    $14.14    $11.85     $10.00    $ 8.65    $12.05    $12.49    $10.98     $10.00
Accumulation
  Unit Value
  (end of
  period)....    $12.62    $ 8.10    $14.49    $14.14     $11.85    $11.53    $ 8.65    $12.05    $12.49     $10.98
Number of
  Units
  Outstanding
   (in 000s)
  (end of
  period)....     1,477     1,515     1,311       821        190     1,455     1,250       999       694        284





                                            T. ROWE PRICE                                       T. ROWE PRICE EQUITY
                                      EQUITY INCOME PORTFOLIO II                                  INCOME PORTFOLIO
                 -------------------------------------------------------------------    ------------------------------------
                  2009      2008      2007      2006      2005      2004     2003(B)     2009      2008      2007      2006
                 ------    ------    ------    ------    ------    ------    -------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 9.67    $15.39    $15.16    $12.96    $12.68    $11.23     $10.00    $ 8.86    $14.07    $13.83    $11.79
Accumulation
  Unit Value
  (end of
  period)......  $11.94    $ 9.67    $15.39    $15.16    $12.96    $12.68     $11.23    $10.97    $ 8.86    $14.07    $13.83
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   4,016     4,437     4,884     4,290     3,492     1,941        478       727       997     1,093     1,176
                          T. ROWE PRICE EQUITY
                            INCOME PORTFOLIO
                 -------------------------------------
                  2005      2004      2003     2002(A)
                 ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $11.51    $10.17    $ 8.22     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $11.79    $11.51    $10.17     $ 8.22
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,236     1,154     1,084        420







                                         UIF EMERGING MARKETS                                   UIF EMERGING MARKETS
                                      EQUITY PORTFOLIO--CLASS II                              EQUITY PORTFOLIO--CLASS I
                 -------------------------------------------------------------------    ------------------------------------
                  2009      2008      2007      2006      2005      2004     2003(B)     2009      2008      2007      2006
                 ------    ------    ------    ------    ------    ------    -------    ------    ------    ------    ------

Accumulation
  Unit Value
  (beginning of
  period)......  $17.41    $40.83    $29.49    $21.82    $16.55    $13.65     $10.00    $14.88    $34.80    $25.14    $18.60
Accumulation
  Unit Value
  (end of
  period)......  $29.19    $17.41    $40.83    $29.49    $21.82    $16.55     $13.65    $24.90    $14.88    $34.80    $25.14
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,238     1,137     1,145       924       582       287         53       180       170       217       223
                          UIF EMERGING MARKETS
                       EQUITY PORTFOLIO--CLASS I
                 -------------------------------------
                  2005      2004      2003     2002(A)
                 ------    ------    ------    -------

Accumulation
  Unit Value
  (beginning of
  period)......  $14.10    $11.62    $ 7.88     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $18.60    $14.10    $11.62     $ 7.88
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     203       139       110         58







                                                                                                          VICTORY VIF
                                               VAN ECK VIP GLOBAL                                     DIVERSIFIED STOCK--
                                                  HARD ASSETS                                           CLASS A SHARES
                 -----------------------------------------------------------------------------    --------------------------
                  2009      2008      2007      2006      2005      2004      2003     2002(A)     2009      2008      2007
                 ------    ------    ------    ------    ------    ------    ------    -------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $20.53    $38.67    $26.99    $22.00    $14.71    $12.04    $ 8.42     $10.00    $ 8.68    $14.18    $13.08
Accumulation
  Unit Value
  (end of
  period)......  $31.88    $20.53    $38.67    $26.99    $22.00    $14.71    $12.04     $ 8.42    $10.87    $ 8.68    $14.18
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   2,521     2,239     2,324     1,871     1,242       480       121         39       651       642       550
                         VICTORY VIF
                     DIVERSIFIED STOCK--
                        CLASS A SHARES
                 ---------------------------
                  2006      2005     2004(D)
                 ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $11.68    $10.90     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $13.08    $11.68     $10.90
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     498       361        147




(a) For the period May 10, 2002 (commencement of operations in the Separate Account) through December 31, 2002.


(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.


(d) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.


(f) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers life insurance policies and other annuities.


     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $99.5 billion at the end of 2009. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.


     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent on the investment performance of the Fixed Accounts, the DCA Accounts and any other separate account of NYLIAC.


     The Separate Account currently has 66 Investment Divisions, 39 of which are available to all policyholders. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.


     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." The Funds also may make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

     The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund, Inc. and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor.

     We receive payments or compensation from the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution, and other services We provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from "Rule 12b-1" fees charged by the Fund and deducted from Fund assets. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and in its role as an intermediary of the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.


     The amounts We receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.05% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your registered representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.


     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:


FUND                            INVESTMENT ADVISOR                        ELIGIBLE PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------------
MainStay VP Series Fund, Inc.   New York Life Investment                  MainStay VP Bond;
                                Management LLC                            MainStay VP Cash Management;
                                                                          MainStay VP Floating Rate;


                                Subadviser: MacKay Shields LLC            MainStay VP Convertible;
                                ("MacKay")                                MainStay VP Government;
                                                                          MainStay VP High Yield Corporate Bond;
                                                                          MainStay VP International Equity;

                                Subadviser: Madison Square Investors LLC  MainStay VP Balanced;
                                                                          MainStay VP Common Stock;
                                                                          MainStay VP Conservative Allocation;
                                                                          MainStay VP Growth Allocation;
                                                                          MainStay VP Growth Equity
                                                                          MainStay VP Mid Cap Core;
                                                                          MainStay VP Moderate Allocation;
                                                                          MainStay VP Moderate Growth Allocation;
                                                                          MainStay VP S&P 500 Index;


                                Subadviser: Institutional Capital LLC     MainStay VP ICAP Select Equity


                                Subadviser: Winslow Capital Management,   MainStay VP Large Cap Growth
                                Inc.


                                Subadvisers: Epoch Investment Partners,   MainStay VP Income Builder
                                Inc. ("Epoch") and MacKay


                                Subadviser: Epoch                         MainStay VP U.S. Small Cap
----------------------------------------------------------------------------------------------------------------------------
The Alger Portfolios            Fred Alger Management, Inc.               Alger Small Cap Growth*
----------------------------------------------------------------------------------------------------------------------------

Calvert Variable Series, Inc.   Calvert Asset Management Company, Inc.    Calvert VP SRI Balanced Portfolio

                                Subadvisor (equity portion): New
                                Amsterdam Partners LLC (No subadvisor on fixed income portion)

----------------------------------------------------------------------------------------------------------------------------

Columbia Funds Variable         Columbia Management  Investment           Columbia Small Cap Value Fund, Variable Series
Insurance Trust                 Advisers, LLC


----------------------------------------------------------------------------------------------------------------------------

FUND                            INVESTMENT ADVISOR                        ELIGIBLE PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios   The Dreyfus Corporation                   Dreyfus IP Technology Growth

----------------------------------------------------------------------------------------------------------------------------

Fidelity(R) Variable Insurance  Fidelity Management and Research Company
Products Fund

                                Subadvisers: Fidelity Management &        Fidelity(R) VIP Contrafund(R)
                                Research (U.K.) Inc. ("FMRUK"), Fidelity
                                Management & Research (Far East) Inc.
                                ("FMRFE"), Fidelity Investments Japan
                                Limited ("FIJL"), FMR Co., Inc. ("FMRC")



                                Subadviser: FMRC                          Fidelity(R) VIP Equity-Income



                                Subadvisers: FMRUK, FMRFE, FIJL, FMRC     Fidelity(R) VIP Mid Cap

----------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series              Janus Capital Management LLC              Janus Aspen Balanced Portfolio;
                                                                          Janus Aspen Worldwide Portfolio

----------------------------------------------------------------------------------------------------------------------------

MFS(R) Variable Insurance       MFS(R) Investment Management              MFS(R) Investors Trust Series; MFS(R) Research
Trust                                                                     Series; MFS(R) Utilities Series

----------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Advisers       Neuberger Berman Management LLC           Neuberger Berman AMT Mid-Cap Growth Portfolio
Management Trust                Subadviser: Neuberger Berman LLC

----------------------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust  Pacific Investment Management Company     PIMCO Real Return
                                LLC

----------------------------------------------------------------------------------------------------------------------------

The Royce Capital Fund          Royce & Associates, LLC                   Royce Micro-Cap Portfolio;
                                                                          Royce Small-Cap Portfolio

----------------------------------------------------------------------------------------------------------------------------

T. Rowe Price Equity Series,    T. Rowe Price Associates, Inc.            T. Rowe Price Equity Income Portfolio II
Inc.

----------------------------------------------------------------------------------------------------------------------------

The Universal Institutional     Morgan Stanley Investment Management      UIF Emerging Markets Equity Portfolio
Funds, Inc.                     Inc.
                                Subadvisers: Morgan Stanley Investment
                                Management Limited and Morgan Stanley
                                Investment Management Company

----------------------------------------------------------------------------------------------------------------------------

Van Eck VIP Trust               Van Eck Associates Corporation            Van Eck VIP Global Hard Assets

----------------------------------------------------------------------------------------------------------------------------

Victory Variable Insurance      Victory Capital Management, Inc.          Victory VIF Diversified Stock
Funds

----------------------------------------------------------------------------------------------------------------------------




* No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.



     Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers, and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that are available to you, including each Fund's prospectus, SAI and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a

Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.

     ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment, or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment, or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES


     These are flexible premium policies which means additional premium payments can be made. It is issued on the lives of individual Annuitants.


     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the money allocated to the Fixed Accumulation Value and the DCA Advantage Plan Accounts may also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments, and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death. The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete Our approved "Transfer of Ownership" form in effect at the time of the request. This change will take effect as of the date We receive your signed form at one of the addresses noted in Question 15 of this Prospectus, subject to any payment We made or other action taken We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit financial and suitability information.

     Certain provisions of the policies may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your registered representative or contact Us for specific information that may be applicable to your state.


     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU


     In addition to the New York Life Essentials Variable Annuity policy described in this Prospectus, We offer other variable annuities, each having different features, fees and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.



     The following charts outline some of the different features for each New York Life variable annuity We offer. The availability of optional policy features, such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the Policy Date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.




     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your Registered Representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.


     In most jurisdictions, as of May 1, 2010, only the following four products are available for new sales.



--------------------------------------------------------------------------------------------------------------------------
                                     NEW YORK LIFE          NEW YORK LIFE          NEW YORK LIFE          NEW YORK LIFE
                                     PREMIER PLUS              PREMIER            COMPLETE ACCESS       FLEXIBLE PREMIUM
                                   VARIABLE ANNUITY       VARIABLE ANNUITY       VARIABLE ANNUITY       VARIABLE ANNUITY
--------------------------------------------------------------------------------------------------------------------------
Surrender Charge Period          8 Years (8%, 8%, 7%,   7 Years (8%, 7%, 6%,           None           9 Years (7%, 7%, 7%,
                                    6%, 5%, 4%, 3%,       5%, 4%, 3%, 2% --                            6%, 5%, 4%, 3%, 2%,
                                  2% -- based on each       based on each                                1% -- based on
                                    premium payment        premium payment                                policy date)
                                         date)                  date)
--------------------------------------------------------------------------------------------------------------------------
DCA Advantage Plan                   Yes (6 month           Yes (6 month                No                     No
                                       account)               account)
--------------------------------------------------------------------------------------------------------------------------
Interest Sweep                            Yes                    Yes                    Yes                    Yes
--------------------------------------------------------------------------------------------------------------------------
Premium Credit                            Yes                    No                     No                     No
--------------------------------------------------------------------------------------------------------------------------
Fixed Account                             Yes                    Yes                    Yes                    Yes
                                       One-Year               One-Year               One-Year               One-Year
--------------------------------------------------------------------------------------------------------------------------
Annual Death Benefit Reset       Ages 65 or             Ages 65 or             Ages 65 or                      N/A
Rider (ADBR) Charge*             Younger: 0.30%         Younger: 0.30%         Younger: 0.30%
                                 Ages 66-75: 0.35%      Ages 66-75: 0.35%      Ages 66-75: 0.35%
--------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk and   Accumulation Value     Accumulation Value             1.65%                  1.40%
Administration Costs Charge      Based: 1.65%(1)        Based: 1.35%(1)        Based on assets of     Based on assets of
                                 Premium Based:         Premium Based:         the Separate           the Separate
                                 1.75%(2)               1.55%(2)               Account.(1)            Account.(1)
--------------------------------------------------------------------------------------------------------------------------
Annual Policy Service Charge              $30                    $30                    $40                    $30
--------------------------------------------------------------------------------------------------------------------------
Minimum Cash Value Required to         $100,000               $100,000               $100,000                $20,000
Waive Annual Policy Service
Charge
--------------------------------------------------------------------------------------------------------------------------



    All policies and features may not be available in all jurisdictions.
*    May be lower if IPP + ADBR package is selected.
(1) Charge is reflected in the Accumulation Unit Value.
(2) Charge is not reflected in the Accumulation Unit Value.

In jurisdictions where the products in the preceding chart are not yet available for sale, products with the features described in the chart below are available.




--------------------------------------------------------------------------------------------------------------------------

                                     NEW YORK LIFE          NEW YORK LIFE          NEW YORK LIFE          NEW YORK LIFE
                                      ESSENTIALS         PREMIUM PLUS ELITE            ELITE             PREMIUM PLUS II
                                   VARIABLE ANNUITY       VARIABLE ANNUITY       VARIABLE ANNUITY       VARIABLE ANNUITY
--------------------------------------------------------------------------------------------------------------------------
Surrender Charge Period          7 Years (7%, 7%, 7%,     10 Years (8%, 8%,    8 Years (8%, 8%, 8%,   8 Years (8%, 8%, 8%,
                                      6%, 6%, 5%,        8%, 7%, 6%, 5%, 4%,      7%, 6%, 5%, 4%,        7%, 6%, 5%, 4%,
                                  4% -- based on each    3%, 3%, 3% -- based    3% -- based on each    3% -- based on each
                                    premium payment        on each premium        premium payment        premium payment
                                         date)             payment date)*             date)*                 date)*
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
DCA Advantage Plan               Yes (6, 12, 18 month       Yes (6 month           Yes (6 month           Yes (6 month
                                       accounts)              account)               account)               account)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Interest Sweep                            Yes                    Yes                    Yes                    Yes
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Premium Credit                            No                     Yes                    No                     Yes
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Fixed Account                             Yes                    Yes                    Yes                    Yes
                                      - One-Year              One-Year               One-Year               One-Year
                                     - Three-Year
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Reset Death Benefit Guarantee       Annual reset to           Optional               Optional            Annual reset to
                                        age 80             Annual reset to        Annual reset to            age 80
                                                               age 80                 age 80
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Annual Death Benefit Reset                N/A           Ages 65 or younger:    Ages 65 or younger:             N/A
Charge                                                  0.30%                  0.30%
                                                        Ages 66 to 75: 0.35%   Ages 66 to 75: 0.35%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk and           1.45%                  1.90%                  1.70%                  1.75%
Administration Costs Charge      Based on assets of     Based on Adjusted      Based on Adjusted      Based on assets of
                                 the Separate           Premium Payments.      Premium Payments.      the Separate
                                 Account.               Charge is not          Charge is not          Account.
                                 Charge is reflected    reflected in the       reflected in the       Charge is reflected
                                 in the Accumulation    Accumulation Unit      Accumulation Unit      in the Accumulation
                                 Unit Value             Value                  Value                  Unit Value
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Annual Policy Service Charge              $30                    $30                    $30                    $30
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Minimum Cash Value Required to          $50,000               $100,000               $100,000               $100,000
Waive Annual Policy Service
Charge
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------
                                     NEW YORK LIFE          NEW YORK LIFE
                                   FLEXIBLE PREMIUM            ACCESS
                                   VARIABLE ANNUITY       VARIABLE ANNUITY
----------------------------------------------------------------------------
Surrender Charge Period          9 Years (7%, 7%, 7%,           None
                                  6%, 5%, 4%, 3%, 2%,
                                    1% -- based on
                                     policy date)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
DCA Advantage Plan                        No                     No
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Interest Sweep                            Yes                    No
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Premium Credit                            No                     No
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Fixed Account                             Yes                    Yes
                                       One-Year               One-Year
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Reset Death Benefit Guarantee       3 year reset to        Annual reset to
                                        age 85                 age 80
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Annual Death Benefit Reset                N/A                    N/A
Charge
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Mortality and Expense Risk and           1.40%                  1.55%
Administration Costs Charge      Based on assets of     Based on assets of
                                 the Separate           the Separate
                                 Account.               Account.
                                 Charge is reflected    Charge is reflected
                                 in the Accumulation    in the Accumulation
                                 Unit Value             Unit Value
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Annual Policy Service Charge              $30                   $40*
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Minimum Cash Value Required to          $20,000                $50,000
Waive Annual Policy Service
Charge
----------------------------------------------------------------------------

----------------------------------------------------------------------------




     All policies and features may not be available in all jurisdictions.
 *   May be different in some jurisdictions.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.

     (1) Section 403(b) TSAs purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions, in each case in accordance with the employer's plan document and/or applicable tax requirements (see FEDERAL TAX MATTERS--Qualified Policies--Important Information Regarding Final Code Section 403 (b) Regulations). We will no longer be accepting contributions or issuing new policies for ERISA 403(b) plans;

     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including: Roth IRAs, Inherited IRAs, SEPs and SIMPLE IRAs;

     Please see "FEDERAL TAX MATTERS" for a detailed description of these plans.

     If you are considering the purchase of a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified retirement plan such as a plan qualifying under Section 401(a) of the Code, you should be aware that this policy will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. The additional features and benefits include:

     - A guaranteed death benefit, as explained in this Prospectus.

     - The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.

     - Fixed Accounts that feature a guaranteed fixed interest rate.

     - An optional Interest Sweep feature that automatically allocates interest earned on monies in the Fixed Account to other Investment Divisions offered under the policy.

     - The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.

     These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because of the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal adviser to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS

     To purchase a policy, you must complete an application. The application is sent by your Registered Representative to NYLIAC's Cleveland or Dallas Service Center with your initial premium payment. (Initial premium payments received in connection with 1035 exchanges, rollovers and TSAs must be sent to either the Cleveland or Dallas Service Center, or one of the addresses noted in Question 17 of this Prospectus.) If the application is complete and accurate, and We have received all other information necessary to process the application, We will credit the initial premium payment to the investment options you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center. (Or, in the case of initial premium payments received in connection with 1035 exchanges, rollovers and TSAs, at the Cleveland or Dallas Service Centers or at one of the addresses noted in Question 17 of this Prospectus.) If We cannot credit the initial premium payment within five Business Days after We receive it because the application is incomplete or inaccurate, We will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will refund the initial premium payment immediately.

     Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Generally, only one policyowner is named. If We issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. ACCEPTANCE OF INITIAL AND SUBSEQUENT PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.

     You may allocate premium payments in up to 40 Investment Divisions, 39 of which are available to all policyholders, as well as the DCA Advantage Plan Accounts, plus the Fixed Accounts. Moreover, you may increase or decrease the percentages of premium payments (which must be in whole number percentages), allocated to each Allocation Alternative or the DCA Advantage Plan Account at the time a premium payment is made.


     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies ($4,000 for SIMPLE IRAs) and $5,000 for Non-Qualified Policies. You may make additional premium payments of at least $500 each or such lower amount as We may permit at any time. Additional premium payments can be made until 12 months after you or the Annuitant reach(es) age 85 for Non-Qualified and Qualified Policies, (age 80 in New York and Pennsylvania). The current available methods of payment are direct payments to NYLIAC and any other method agreed to by Us. You may make premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. In the states of Alabama, Maryland, Massachusetts, New Jersey, Oregon and Washington, additional premium payments are allowed only during the first Policy Year. Additional premium payments must be at least $500 or such lower amount as We may permit. The maximum aggregate amount of premium payments We accept is $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment. You must allocate a minimum of $5,000 to the DCA Advantage Plan Account.

     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by applicable law.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until VPSC receives a written request to reinstate it in a form acceptable to us at one of the addresses noted in Question 15 of this Prospectus, and We agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")


     You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to VPSC at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom you purchased it, with a written request for cancellation. Except in states where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the registered representative through whom you purchased the policy or VPSC receives the policy along with a written request for cancellation in a form acceptable to Us, but without any deduction for premium taxes or a surrender charge. We will set forth the provision in your Policy.


     ISSUE AGES

     To purchase a Non-Qualified Policy you and the Annuitant must not be older than age 75. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 85, (age 80 in New York and Pennsylvania), unless We agree otherwise.

     For IRA, Roth IRA, SIMPLE IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 75, (0-75 for Inherited IRAs). We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 85, unless otherwise limited by the terms of a particular plan or unless We agree otherwise.

     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the 1-Year Fixed Account at least 30 days before the Annuity Commencement Date. You may not make transfers into the 3-Year Fixed Account. In addition, you can also transfer from the DCA Advantage Plan Accounts into the Investment Divisions and the 1-Year Fixed Account, (see "The DCA Advantage Plan"). You may not make transfers into the DCA Advantage Plan Accounts. Except in connection with transfers made pursuant to the Dollar Cost Averaging,

Automatic Asset Reallocation, and Interest Sweep options, the minimum that you may transfer from one Investment Division to other Investment Divisions or to the 1-Year Fixed Account is $500. Except for the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, if the value of the remaining Accumulation Units in an Investment Division or the Fixed Accounts would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.

     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation Interest Sweep, and the DCA Advantage Plan options will not count as a transfer toward the twelve transfer limit. You can make transfers from the Fixed Accounts to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. Transfers into the 1-Year Fixed Account may be subject to restrictions. (See "THE FIXED ACCOUNTS.")

     You can request a transfer by any of the four methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures. (See "Virtual Service Center (VSC) and Interactive Voice Response System (IVR).")

     - submit your request in writing on a form We approve to VPSC at one of the addresses listed in Question 15 of this prospectus (or any other address We indicate to you in writing);

     - use the IVR at 1-800-598-2019;

     - speak to a Customer Service Representative at 1-800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time); or

     - make your request through the Virtual Service Center.


     NYLIAC is not liable for any loss, cost or expense for action based on telephone instructions which are believed to be genuine in accordance with these procedures. Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time or received on a non-Business day, will be priced as of the next Business Day.


     LIMITS ON TRANSFERS

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund

     - limit the dollar amount, frequency, or number of transfers.

     Currently, if you or someone acting on your behalf requests BY TELEPHONE AND/OR ELECTRONICALLY transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, We will send you a letter notifying you that the transfer limitation has been exceeded. If We receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by VPSC at one of the addresses listed in Question 15 of this Prospectus. We will provide you with written notice when We take this action.

     We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP Cash Management Investment Division within six months of the issuance of the policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.

     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, a Fund may require Us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.

     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

     - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by Us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.

     - Other insurance companies that invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.

     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

       (1) an adverse effect on portfolio management, such as:

           a) impeding a portfolio manager's ability to sustain an investment objective;

           b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

           c) causing an underlying Fund portfolio to liquidate investments prematurely (or at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

       (2) increased administrative and Fund brokerage expenses.

       (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").


VIRTUAL SERVICE CENTER (VSC) AND INTERACTIVE VOICE RESPONSE SYSTEM (IVR)


     Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers. We may revoke VSC and IVR privileges for certain policyowners (see "THE POLICIES -- Limits on Transfers").

     To enable you to access the IVR, you will automatically receive a Personal Identification Number ("PIN"). Along with your Social Security Number, the PIN will give you access to the IVR using the toll-free number 1-800-598-2019. You should protect your PIN and your Social Security number, because Our self-service options will be available to anyone who provides your Social Security number and your PIN; We will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.

     In order to obtain policy information online via the VSC, you are required to register for access. Visit www.newyorklife.com/vsc and click the "Register Now" button to enroll. You will be required to register a unique User Name and Password to gain access. In a safe and secure environment, you can, among other things, access policy values, change your address, download service forms, view policy statements, and submit policy transactions.

     We will use reasonable procedures to make sure that the instructions We receive through the VSC and IVR are genuine. We are not responsible for any loss, cost, or expense for any actions We take based on instructions received through IVR or VSC that We believe are genuine. We will confirm all transactions in writing.

     Service requests are binding on all owners if the policy is jointly owned. Financial requests received Saturday and Sunday and after 4:00 p.m. ("Eastern Time") or on non-Business Days Monday through Friday will be processed as of the next Business Day.

     We make the VSC or IVR available at Our discretion. In addition, availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while the VSC or IVR is unavailable. If you are experiencing problems, you can send service requests to Us at one of the addresses listed in Question 15 of this Prospectus.

     VSC

     The VSC is available Monday through Friday, from 7 a.m. until 4 a.m. and Saturday, from 7 a.m. until 10 p.m. ("Eastern Time").

     The VSC enables you to:


          - e-mail your registered representative or VPSC;


          - obtain current policy values;

          - transfer assets between investment options;

          - change the allocation of future premium payments;

          - reset your password;

          - change your address;

          - obtain service forms; and

          - view and download policy statements

     The VSC enables you to sign-up to receive future prospectuses and policyowner annual and semi-annual reports for your Policy online at www.newyorklife.com/vsc. Electronic delivery is not available for policies that are owned by corporations, trusts or organizations at this time.

     IVR

     The IVR is available 24 hours a day, seven days a week. We record all calls.

     The IVR enables you to:

          - obtain current Policy values;

          - transfer assets between investment options;

          - change the allocation of future premium payments;

          - request a loan on your policy; and

          - speak with one of Our Customer Service Representatives Monday through Friday from 9:00 a.m. to 6:00 p.m. ("Eastern Time").

     You can authorize a third party to have access to your policy information and to make fund transfers, allocation changes and other permitted transactions by completing a Telephone Request Form. To authorize a third party to have access to your policy information and to make fund transfers, allocation changes and other permitted transactions, you must send VPSC a Telephone Request Form completed in a form acceptable to Us to one of the addresses noted in Question 15 of this Prospectus. The Customer Service Representative will require certain identifying information (Social Security number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See "THE
POLICIES -- Transfers" for information on how to transfer assets between Investment Divisions.


     NYLIAC does not permit current or former registered representatives to obtain authorization to effect policy transactions through the Telephone Request Form. Authorization to these Registered Representatives will be limited to accessing policy information only.



     You may authorize Us to accept electronic instructions from your registered representative or the registered service assistant assigned to your policy in order to perform premium allocations, transfers and changes to your investment objective and/or risk tolerance. To authorize the registered representative(s) or the registered service assistants assigned to your policy to perform premium allocations and transfers, you must send VPSC a completed Trading Authorization Form to one of the addresses listed in Question 15 of this Prospectus. We may revoke Trading Authorization privileges for certain policyowners (See "Limits on Transfers"). Trading Authorization may be elected, changed or canceled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.


     Faxed requests are not acceptable and will not be honored at any time. In addition, We will not accept e-mailed requests for policy transactions or e-mails of imaged, signed service requests. E-mail inquiries that are non-transactional may be sent through Our Virtual Service Center once they have passed all security protocols to identify the policyowner.

     DOLLAR COST AVERAGING PROGRAMS

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. NYLIAC also offers a DCA Advantage Plan under which you may utilize the 6-month, 12-month or 18-month DCA Accounts. (See "THE POLICIES--The DCA Advantage Plan.") We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year.

     We have set forth below an example of how dollar cost averaging works. In the example, We have assumed that you want to transfer $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:

--------------------------------------------------------------
                AMOUNT      ACCUMULATION    ACCUMULATION UNITS
  MONTH      TRANSFERRED     UNIT VALUE          PURCHASED
--------------------------------------------------------------
    1            $100          $10.00              10.00
--------------------------------------------------------------
    2            $100          $ 8.00              12.50
--------------------------------------------------------------
    3            $100          $12.50               8.00
--------------------------------------------------------------
    4            $100          $ 7.50              13.33
--------------------------------------------------------------
  Total          $400          $38.00              43.83
--------------------------------------------------------------

                The average unit price is calculated as follows:

Total share price           $38.00
 Number of months     =     ------    =    $9.50
                               4


                 The average unit cost is calculated as follows:

Total amount transferred           $400.00
  Total units purchased      =     -------    =    $9.13
                                    43.83


     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     (a) Traditional Dollar Cost Averaging

     This option, which is available at no additional cost, permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions and/or the 1-Year Fixed Account. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or 1-Year Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make Dollar Cost Averaging transfers from the Fixed Accounts, but you may make transfers into the 1-Year Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice, or the balance in the Investment Division you are transferring from is less than $100, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all traditional Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month except the 29th, 30th, or 31st. In order to process transfers under Our Traditional Dollar Cost Averaging Option, VPSC must have received a completed Traditional Dollar Cost Averaging request form at one of the addresses listed in Question 15 of this Prospectus no later than five Business Days prior to the date transfers are to begin. If your Traditional Dollar Cost Averaging request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. All completed Traditional Dollar Cost Averaging request forms must be sent to VPSC at one of the addresses listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests.

     You may cancel the Traditional Dollar Cost Averaging option at any time. To cancel the Traditional Dollar Cost Averaging Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     (b) The DCA Advantage Plan

     This option, which is available at no additional cost, permits you to set up automatic dollar cost averaging using the 6-month, 12-month and/or 18-month DCA Advantage Plan Accounts when an initial premium payment or a subsequent premium payment is made. You can request the DCA Advantage Plan in addition to the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options. In order to obtain the DCA Advantage Account you must send a completed DCA Advantage Account request form to VPSC at one of the addresses listed in Question 15 of this Prospectus.

     You can enroll in any one, two or all three DCA Advantage Plan Accounts. You must allocate a MINIMUM OF $5,000 in each DCA Advantage Plan Account that is selected. If you send less than the $5,000 minimum to be allocated to a DCA Advantage Plan Account, the payment will be automatically applied to the Investment Divisions and/or 1-Year Fixed Account that you have specified to receive transfers from such DCA Advantage Plan Accounts. You must specify the Investment Divisions into which transfers from the DCA Advantage Plan Accounts are to be made. (You may not make transfers from the DCA Advantage Plan Account into the 3-Year Fixed Account.) You may not select a DCA Advantage Plan Account with a duration which would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Plan Accounts will be transferred to the Investment

Divisions in 6 monthly transfers if the 6-month DCA Advantage Plan Account is selected, in 12-monthly or 4-quarterly transfers if the 12-month DCA Advantage Plan Account is selected or in 18-monthly or 6-quarterly transfers if the 18-month DCA Advantage Plan Account is selected. For monthly transfers, dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day, (if the day is not a Business Day or does not exist in that month), each subsequent month for the duration of the DCA Advantage Plan Account. For quarterly transfers, dollar cost averaging will begin three months from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day, (if the day is not a Business Day or does not exist in that month), every subsequent three month period for the duration of the DCA Advantage Plan Account. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly or quarterly transfers and the remaining value in a DCA Advantage Plan Account. For example, the amount of the first monthly transfer out of a 6-month DCA Advantage Plan Account will equal 1/6 of the value of the DCA Advantage Plan Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Plan Account on the date of each transfer.


     You may have a 6-month, a 12-month and an 18-month DCA Advantage Plan Account open simultaneously in accordance with established procedures. However, you may not have more than one DCA Advantage Plan Account with the same duration open at the same time. Accordingly, any subsequent premium payment We receive for a duration that is already open will be allocated to that same DCA Advantage Plan Account already opened. The entire value of the DCA Advantage Plan Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the 12-month DCA Advantage Plan Account under which the 12-month term will end on December 31, 2010 and you make a subsequent premium payment to the 12-month DCA Advantage Plan Account before December 31, 2010, We will allocate the subsequent premium payment to the same 12-month DCA Advantage Plan Account already opened and transfer the entire value of the 12-month DCA Advantage Plan Account to the Investment Divisions and/or 1-Year Fixed Account by December 31, 2010 even though a portion of the money was not in that DCA Advantage Plan Account for the entire 12-month period. If an additional premium payment is allocated to the DCA Advantage Plan Account, after the duration has expired, the Plan will be reactivated and will earn the interest rate in effect on the Business Day the new premium payment is received at VPSC.


     You can make partial withdrawals and transfers (in addition to the automatic transfers described above), from the DCA Advantage Plan Accounts. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.

     YOU CANNOT MAKE TRANSFERS INTO THE DCA ADVANTAGE PLAN ACCOUNTS FROM ANY ALLOCATION ALTERNATIVE.

     AUTOMATIC ASSET REALLOCATION


     This option, which is available at no additional cost, allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Divisions' investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur, (with the exception of the 29th, 30th or 31st of a month). To process an Automatic Asset Reallocation transfer, you must send a completed Automatic Asset Reallocation request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. VPSC must receive the completed Automatic Asset Reallocation request form at least five Business Days before the date transfers are scheduled to begin. If your completed Automatic Asset Reallocation request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount that you must allocate among the Investment Divisions under to this option. A previously established Automatic Asset Reallocation will be automatically cancelled if We process a separate request to transfer funds among the Investment Divisions, Fixed Account(s) and DCA Advantage Plan Account, or a request to change your premium allocations, unless you modify your Automatic Asset Reallocation so that it is consistent with your transfer or premium allocation instructions within one Business Day after We receive your request.

     You can cancel the Automatic Asset Reallocation option at any time. To cancel the Automatic Asset Reallocation Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option.

     INTEREST SWEEP

     This option, which is available at no additional cost, allows the interest earned on monies allocated to the Fixed Accounts to be transferred from the Fixed Accounts to one or any combination of Investment Divisions. You must specify the Investment Divisions, the frequency of the transfers, (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers, (except the 29th, 30th or 31st of a month). To process an Interest Sweep transfer you must send a completed Interest Sweep request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. VPSC must receive a completed Interest Sweep request form at least five Business Days prior to the date the transfers are scheduled to begin. If VPSC does not receive a completed Interest Sweep request form within the five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Fixed Accumulation Value required to elect this option is $2,500 per Fixed Account, but this amount may be reduced at Our discretion. NYLIAC will make all Interest Sweep transfers on the day that you specify or on the next Business Day, (if the day you have specified is not a Business Day).

     You may request the Interest Sweep option in addition to either the traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Plan. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the Traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Plan, We will process the Interest Sweep transfer first.

     You can cancel the Interest Sweep option at any time. To cancel the Interest Sweep Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. We may also cancel this option if the Fixed Accumulation Value is less than $2,500 per Fixed Account, or such lower amount as We may determine.

     To establish a new Interest Sweep transfer after the option has been cancelled, you must send a completed Interest Sweep request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. VPSC must receive a completed Interest Sweep request form at least five Business Days prior to the date transfers are scheduled to begin. If VPSC does not receive a completed Interest Sweep request form at least five Business Days prior to the date you request it to begin, transfers will begin on the day of the month you specify in the month following the receipt of your request. Faxed requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at Our discretion.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions, DCA Advantage Plan Accounts, or the Fixed Accounts. The minimum amount that you may allocate to any one Investment Division or either Fixed Account is $25, (or such lower amount as We may permit).

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary with the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "THE FIXED ACCOUNTS" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how We value the Accumulation Units.

     RIDERS


     We include three riders under the policy at no additional charge: A Living Needs Benefit/Unemployment Rider (available in jurisdictions where approved on and after May 1, 2010), an Unemployment Benefit Rider, for Non-Qualified, IRA, SEP IRA, Roth IRA, Inherited IRA and SIMPLE IRA policies, and a Living Needs Benefit Rider, for all types of policies. The combination Living Needs Benefit/Unemployment Rider will replace both the Living Needs Benefit Rider and Unemployment Benefit Rider in jurisdictions where approved on and after May 1, 2010. As described below, these riders provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. We also offer the Investment Protection Plan and Enhanced Beneficiary Benefit ("EBB") Riders described below, each of which is available at an additional cost. We also include the Enhanced Spousal Continuance Rider, (if the EBB Rider is elected), and a Upromise Account Rider, each of which is available at no additional cost. Each rider is available only in those jurisdictions where it has been approved. Please consult with your registered representative regarding the availability of these riders in your state.



     (a) Living Needs Benefit/Unemployment Rider



     In jurisdictions where approved, this rider will replace both the Living Needs Benefit Rider and the Unemployment Benefit Rider for policies purchased on and after May 1, 2010. Please contact your registered representative to determine the availability of this rider. Rider benefits and requirements to qualify for the rider benefits may not be the same in all jurisdictions. In Connecticut, the rider is named the "Living Needs Benefit Rider" and the Unemployment and disability portions of the rider are not available. In New York, the rider is named "Waiver Of Surrender Charges For Living Needs Qualifying Events" and the Unemployment portion of the rider is not available.



     You may be eligible to receive all or a portion of the Accumulation Value of your policy without paying a surrender charge if you provide satisfactory proof that a Qualifying Event (as defined below) has occurred. In order to receive the benefit associated with this rider, your policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000 and the Qualifying Event must occur on or after the Policy Date. For the Disability portion of the rider, any withdrawal after your 66(th) birthday will not be eligible for the rider benefit and surrender charges may apply. In addition, none of the benefits of this rider are available for policies where any Owner(s) has attained their 86(th) birthday on the Policy Date.



     The types of Qualifying Events are defined as follows:



          Health Care Facility: The Owner is enrolled and living in a Health Care Facility for 60 consecutive days.



          Terminal Illness: A determination by a licensed physician that the Owner has a life expectancy of 12 months or less.



          Disability: A determination by a licensed physician that the Owner has a disability that prevents them from performing any work for pay or profit for at least 12 consecutive months.



          Unemployment: A determination letter from the applicable state's Department of Labor that the Owner qualifies for and has been receiving state unemployment benefits for 60 consecutive days.



     A Health Care Facility is defined as a state licensed/certified nursing home/assisted living facility. In addition, we may also require proof of continued disability as of the date of the withdrawal.



     You will be able to receive benefits under this rider the later of the date you meet the above requirements or the date we receive your documentation in a form acceptable to Us at VPSC at one of the addresses listed in Question 15 of this Prospectus. There is no additional charge for this rider.



     (b) Living Needs Benefit Rider



     The Living Needs Benefit Rider will be available in jurisdictions where the Living Needs Benefit/Unemployment Rider is not available. If the Annuitant enters a nursing home, becomes terminally ill or disabled, you, the owner, may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. You, the policyowner, are no longer eligible for the disability benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your documentation in a form acceptable to Us at VPSC. There is no additional charge for this rider.


     (c) Unemployment Benefit Rider



     The Unemployment Benefit Rider will be available in jurisdictions where the Living Needs Benefit/Unemployment Rider is not available. For all Non-Qualified, IRA, SEP IRA, Roth IRA, Inherited IRA and SIMPLE IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy to 50% of the policy's Accumulation Value without paying surrender charges. This rider can only be used once. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification at VPSC. There is no additional charge for this rider.



     (d) Investment Protection Plan Rider (optional)


     THE INVESTMENT PROTECTION PLAN RIDER IS AVAILABLE ONLY IN JURISDICTIONS WHERE APPROVED. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. To select this rider while the policy is in force, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. While this rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Investment Protection Plan Rider Charge.") When you make a partial withdrawal, We will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy, (including any amount withdrawn for the surrender charge), divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

     The amount that is guaranteed under the rider will depend on when you select or reset it:

            (i) At the time of application: The amount that is guaranteed will equal the initial premium payment plus any additional premium payments We receive in the first Policy Year, less all proportional withdrawals. Premium payments made after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.

           (ii) While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals. The rider will take effect on the next Policy Anniversary following the date VPSC receives your application for the rider at one of the addresses listed in Question 15 of this Prospectus.

          (iii) Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect. To reset the guaranteed amount, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See "CHARGES AND DEDUCTIONS--Other Charges--Investment Protection Plan Rider Charge" and "CHARGES AND DEDUCTIONS--Other Charges--Rider Risk Charge Adjustment.")

     In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner described above.

     You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of: (1) the effective date of the rider, or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send Us a written request to surrender the policy in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age
59 1/2.

     You may cancel this rider within 30 days after the delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. To cancel the rider, you must return it to VPSC at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom you purchased it with a written request for cancellation. Upon receipt of this request, We will promptly cancel the rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, to the extent permitted by state law, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any Investment Protection Plan Rider charge that may have been deducted. (See "CHARGES AND DEDUCTIONS--OTHER CHARGES--Rider Risk Charge Adjustment.") The cancellation of the rider will be effective as of the date either VPSC or the registered representative receives your cancellation request.


     This rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA, SEP-IRA, and SIMPLE IRA policies if the policyowner is age 65 or younger on the date the rider takes effect. The rider is not available on TSA and Inherited IRA policies.

     Because this rider generally provides protection against decreases in the policy's Accumulation Value due to negative investment performance, this rider may not be a benefit to you if all or most of your Accumulation Value is allocated to the Fixed Account. You should select this rider only if you have or intend to have most or all of your Accumulation Value allocated to the Investment Divisions.

     This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years. In addition, this rider has no impact on any amount paid upon your death or the death of the Annuitant.

     Partial withdrawals will reduce the guaranteed amount and the amount of charges assessed for the rider. However, please note that charges assessed for this rider prior to the date of any partial withdrawal (including required minimum distributions from IRAs) will not be retroactively adjusted.

     We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals (including required minimum distributions from IRAs) will impact the guaranteed amount. In this example, We have assumed the following:

          (1) the rider is selected at the time of application;

          (2) an initial premium payment of $100,000 is made;

          (3) no additional premium payments are made;

          (4) a withdrawal of $20,000 is made in the eighth Policy Year;

          (5) the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

          (6) the Accumulation Value on the tenth Policy Anniversary has decreased to $50,000.

     The guaranteed amount at time of application was $100,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

            Proportional withdrawal = ($20,000/$80,000)x $100,000 = $25,000

     To determine the new guaranteed amount after the withdrawal, We subtracted the amount of the proportional withdrawal from the initial guaranteed amount:
($100,000-$25,000) = $75,000. If this policy is surrendered in the tenth Policy Year, the policyowner receives $75,000 even though the Accumulation Value has decreased to $50,000.


     (e) Enhanced Beneficiary Benefit Rider (optional)


     THE ENHANCED BENEFICIARY BENEFIT ("EBB") RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you (if you are not the Annuitant) or the Annuitant die prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

     While this Rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds at VPSC. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:


AGE OF OLDEST OWNER                                            RANGE OF
OR ANNUITANT AT ISSUE                                   APPLICABLE PERCENTAGES
---------------------                                   ----------------------

70 OR YOUNGER                                NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                           NOT LESS THAN 20% NOR GREATER THAN 40%





     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.


     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro-rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary at VPSC. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this Rider, the applicable percentage will appear on your Policy Data Page. Please check with your Registered Representative for further details.

     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, (see "THE POLICIES--Riders--Enhanced Spousal Continuance Rider"), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in "THE POLICIES--Riders--Enhanced Spousal Continuance Rider," if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner, (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted, (as of the date We receive due proof of death and all other requirements at VPSC), to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. YOU CANNOT CANCEL THIS RIDER WITHOUT SURRENDERING YOUR POLICY. You will forfeit any benefits under the EBB Rider if you elect to receive income payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

     Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this rider. In this example, We assume the following:

     1. The rider is selected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment, (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000, (since there have been no previous withdrawals);

     5. You, if you are not the Annuitant, or the Annuitant, die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated, (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) x $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments, (after the withdrawal), is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

     Third, the Gain is calculated, (Accumulation Value - Adjusted Premium
                                   Payments):

                         Gain = $250,000 - $184,000 = $66,000

     Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

                Enhanced Beneficiary Benefit = $66,000 x 50% = $33,000

     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.


     (f) Enhanced Spousal Continuance Rider (optional)


     If you select the EBB Rider at the time of application (see above), your policy will, subject to jurisdiction availability, also include the Enhanced Spousal Continuance ("ESC") Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner, (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted, (as of the date We receive due proof of death and all other requirements at VPSC), to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record (excluding the DCA Advantage Plan Accounts).

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     (g) Upromise Account Rider (optional)


     THE UPROMISE ACCOUNT RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The Upromise Rider is available only on Non-Qualified Policies funded directly by you, (non-Section 1035 exchanged policies). For you to qualify for the benefit of this rider, We require that you either have a valid Upromise Account at the time of application, or that you open one within 90 days of the policy delivery date, and that you register the policy with Upromise within 90 days of the policy delivery date. Once We confirm that you have met all requirements, We will deposit the amount of $40 into your Upromise Account no sooner than 30 days but no later than 60 days from the date you register the policy with Upromise. The cost basis of your variable annuity for tax purposes will be lowered by the amount of Our contribution to your Upromise Account. For additional information on the Upromise Program, you may visit the Upromise web site at www.upromise.com.

     The Upromise Account Rider will automatically terminate 90 days after the policy delivery date if at the time of application you do not have a valid Upromise Account, or you do not open one within 90 days of the policy delivery date. The rider will also automatically terminate if you fail to register the policy with Upromise within 90 days of the policy delivery date, or if Upromise, (or a successor organization), ceases operation before the one-time amount of $40 is deposited into your Upromise Account. There is no additional cost for this rider.

     POLICYOWNER INQUIRIES


     Your inquiries should be addressed to NYLIAC as indicated in the response to Questions 15, 16 and 17 of this Prospectus. Facsimile requests for service will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact Us in writing and provide Us with all relevant details. To correct an error, We must receive your request for correction within 15 days of the date of the confirmation and/or quarterly statement with the transaction in question.


     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks ("Check-o-Matic"), payments forwarded by your employer ("list billing"), or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NOT ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT.

     IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS. (SEE QUESTION 16 OF THIS PROSPECTUS). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. IN ADDITION, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES


     Since no deduction for a sales charge is made from premium payments, We impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.


     If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative and/or the DCA Advantage Plan

Accounts is less than the necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative and/or the DCA Advantage Plan Accounts.

     The maximum surrender charge will be 7% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, We deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first three Payment Years following the premium payment to which such withdrawal or surrender is attributable is 7% of the amount withdrawn or surrendered. This charge then declines to 6% in the fourth and fifth Payment Years, 5% in the sixth payment year, 4% in the seventh payment year, after which no charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

PAYMENT YEAR                                                        Charge
------------                                                        ------
1.................................................................    7%
2.................................................................    7%
3.................................................................    7%
4.................................................................    6%
5.................................................................    6%
6.................................................................    5%
7.................................................................    4%
8+................................................................    0%



     In no event will the aggregate surrender charge applied under the policy exceed 8.5% of the total premiums paid.

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:

     (a) on amounts you withdraw in any one Policy Year that are less than or equal to the greatest of: (i) 10% of the Accumulation Value at the time of surrender or withdrawal, less any prior surrender charge free withdrawals during the Policy Year, or (ii) 10% of the Accumulation Value as of the prior Policy Anniversary (10% of the premium payment if the withdrawal is made in the first Policy Year), less any prior surrender charge free withdrawals during the Policy Year, or (iii) the Accumulation Value less accumulated premium payments.

     (b) if NYLIAC cancels the policy;

     (c) when We pay proceeds upon the death of the policyowner or the Annuitant;

     (d) on amounts placed under the Life Income Payment Option after the first Policy Year;

     (e) when a required minimum distribution calculated based on the value of this policy is made under a Qualified Policy, (this amount will, however, count against the first exception);

     (f) on withdrawals at age 59 1/2 or older if the policy is tax-qualified and if the money withdrawn from the policy was transferred or rolled over from a NYLIAC fixed deferred annuity policy;

     (g) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider; and

     (h) on monthly or quarterly periodic partial withdrawals made pursuant to
         Section 72(t)(2)(A)(iv) of the Code.

     OTHER CHARGES

     (a) Separate Account Charge


     Prior to the Annuity Commencement Date, We deduct a daily charge from the assets of the Separate Account to compensate Us for certain mortality and expense risks We assume under the policies and for providing policy administration services. The charge equals 1.45% (annualized) of the daily average Variable Accumulation Value. We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these proceeds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

     (b) Policy Service Charge

     We deduct an annual policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $50,000. This charge of $30 is imposed at the end of the Policy Year and on the date of surrender. We deduct the annual policy service charge from each Allocation Alternative and each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (c) Fund Charges

     The value of the assets in the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or statement of additional information.

     (d) Investment Protection Plan Rider Charge (optional)

     If you select the Investment Protection Plan Rider, We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect based on the amount that is guaranteed. (See "THE POLICIES--Riders--Investment Protection Plan Rider.") We will deduct the charge from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable policy quarter.

     The maximum annual charge is 1.00% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. As of the date of this prospectus, the charge for this Rider is 0.65% of the amount that is guaranteed, applied on a quarterly basis (0.1625% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you select this feature.

     If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

     (e) Rider Risk Charge Adjustment (optional)


     If you cancel the Investment Protection Plan Rider, to the extent permitted by state law, We will deduct a one-time Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date that either VPSC (at one of the addresses listed in Question 15 of this Prospectus) or the registered representative receives your cancellation request. (See "THE POLICIES--Riders--Investment Protection Plan Rider.") We will deduct the Rider Risk Charge Adjustment from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.



     We will not change the charge adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2.00% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. You should check with your registered representative to determine the percentage We are currently charging before you select this rider.


     If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued or reset.

     (f) Enhanced Beneficiary Benefit Rider Charge (optional)

     If you select the EBB Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted quarterly from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value.


     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your registered representative to determine the percentage We are currently charging before you select this rider. This charge will not change once your policy is issued.


     (g) Transfer Fees

     There is no charge for the first 12 transfers in any one policy year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under Dollar Cost Averaging and automatic asset realization do not count toward this transfer limit.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     We may in the future seek to amend the policies to deduct premium taxes when a premium payment is received.

     Under present laws, NYLIAC will also incur state and local taxes, (in addition to the premium taxes described above), in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the Separate Account reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS

     You can make a partial withdrawal, periodic partial withdrawal, hardship withdrawal or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the

Annuitant is living. To request a surrender or withdrawal, you must send a written request on a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. Facsimile transmissions are not acceptable and will not be honored at any time. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. If the request is complete and We have received all other information necessary to process the request, the amount available for withdrawal is the Accumulation Value on the Business Day that VPSC receives the request, less any outstanding loan balance, surrender charges, taxes that We may deduct, and the annual policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.


     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (The penalty tax is increased to 25% in the case of a distribution from a SIMPLE IRA within the first two years of your participation in the SIMPLE IRA Plan.) (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.") In addition, taxable surrenders and withdrawals may be subject to an additional 3.8 percent tax on net investment income. (See "FEDERAL TAX MATTERS--3.8 Percent Tax on Certain Investment Income.")


     (a) Surrenders

     We may deduct a surrender charge and any state premium tax, if applicable, any outstanding loan balance, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives and/or the DCA Advantage Plan Accounts in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives and/or the DCA Advantage Plan Accounts, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the requested partial withdrawal is equal to the value in any of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative and/or the DCA Advantage Plan Accounts, less any surrender charge that may apply, to you. If honoring a partial withdrawal request would result in an Accumulation Value of less than $2,000, We reserve the right to terminate your policy, subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     Also note that partial withdrawal requests for amounts greater than $19,999, or partial withdrawal requests made from policies that are less than 90 days old or that effected an address or ownership change within 30 days of such partial withdrawal request must be made in writing and sent to VPSC at one of the addresses noted in Question 15 of this Prospectus.

     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made (may not be the 29th, 30th, or 31st of a month). To process Periodic Partial Withdrawals you must send a written request in a form acceptable to US to VPSC at one of the addresses listed in Question 15 of this Prospectus. We must receive this request at least five Business Days before the date the distributions are scheduled to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day). You must specify the Investment Divisions and/or Fixed Accounts from which the periodic withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.") If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Accounts. You may not elect to receive periodic partial withdrawals from the DCA Advantage Plan Accounts.

     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to the Fixed Accounts. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account selected at the time of each periodic partial withdrawal, unless We agree otherwise.

     Electing any periodic partial withdrawal will void the Fixed Account Initial Premium Guarantee. (See "THE FIXED ACCOUNTS--Fixed Account Initial Premium Guarantee.")

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION

     For IRAs, SIMPLE IRAs and SEP IRAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policyowner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

     OUR RIGHT TO CANCEL

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     In the states of Alabama, Maryland, Massachusetts, New Jersey, Oregon and Washington, if the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence under the policy unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If We agree, you may change the Annuity Commencement Date to an earlier date. You may also defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. To request to change or defer the Annuity Commencement Date to a later date, subject to the constraints noted above, you must send a written notice in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. The Annuity

Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT

     Unless amended by any rider attached to the policy, if you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated beneficiary, as of the date VPSC receives proof of death and all requirements necessary to make the payment at one of the addresses listed in Question 15 of this Prospectus. That amount will be the greatest of:

     (a) the Accumulation Value, less any outstanding loan balance;

     (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges on those partial withdrawals less any rider charges; or

     (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary," less any outstanding loan balance, "proportional withdrawals" made since the most recent Reset Anniversary and any surrender charges applicable to such "proportional withdrawals," less any rider charges.

     We recalculate the reset value, with respect to any policy, every year from the Policy Date, ("Reset Anniversary"), until you or the Annuitant reaches age
80. On the First Policy Anniversary, We calculate the reset value by comparing
(a) the Accumulation Value; and (b) the total of the premium payments made to the policy, less any proportional withdrawals, surrender charges on those withdrawals, less any rider charges. The reset value calculated on the second and subsequent Reset Anniversaries is based on a comparison between (a) the Accumulation Value on the current Reset Anniversary; and (b) the reset value on the prior Reset Anniversary, plus any premium payments since the prior Reset Anniversary, less any proportional withdrawals since the prior Reset Anniversary, surrender charges on those withdrawals, and less any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value.

     A proportional withdrawal is an amount equal to the amount withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by a) the total of the premium payments made to the policy prior to the withdrawal, less any proportional withdrawals previously processed and surrender charges on those withdrawals, during the first Policy Year, less any rider charges; or b) the reset value as of the last Policy Anniversary plus any additional premium payments made since the last Policy Anniversary, less any proportional withdrawals made since the last Policy Anniversary and surrender charges on those withdrawals, in the second and subsequent Policy Years, less any rider charges.

     We have set forth below an example of how the death benefit is calculated annually. In this example, We have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) the Accumulation Value immediately preceding the withdrawal is $250,000;

     (3) a $20,000 withdrawal is made after the second Policy Anniversary;

     (4) the Accumulation Value is $220,000 on the last Policy Anniversary, (Reset Anniversary); and

     (5) you die in the third Policy Year and the Accumulation Value of the policy has decreased to $175,000.

The death benefit is the greatest of:

(a)  Accumulation Value: $175,000
(b)  Premium payments less any partial withdrawals: $180,000 ($200,000 - $20,000); or
(c)  Reset value--the greater of:     a)  Current Accumulation Value--$175,000; and
                                          Last Reset Value, plus premiums, less withdrawals.
                                      b)  That is:
                                          $220,000 + $0 - (($20,000/$250,000)($220,000))
                                          = $220,000 - (0.08)($220,000)
                                          = $220,000 - $17,600
                                          = $202,400


In this example, your Beneficiary(ies) would receive $202,400.

     The formula guarantees that the amount We pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals and surrender charges on such partial withdrawals, less any rider charges), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life Income Payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative and any DCA Advantage Plan Account in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions of the Separate Account, the Fixed Account or any other investment option that We may offer at any time.

     NYLIAC will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment Option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.")

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner, and,
(b) the Annuitant, if you were the Annuitant. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     NYLIAC will make any distribution or application of policy proceeds within 7 days after VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in Question 15 of this Prospectus, subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     On the Annuity Commencement Date, the Accumulation Value will be applied to provide a monthly Income Payment. We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. A lump sum payment may only be made if the Accumulation Value is less than $2,000. You may not request a lump sum payment to be made prior to the maturity date listed on the policy data page of your policy. If the Life Income Payment Option is not chosen, you may change the Income Payment Option or request any other method of payment We agree to at any time before the Annuity Commencement Date. To change the Income Payment Option or to request another method of payment prior to the Annuity Commencement Date, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. However, once payments begin, you may not change the option. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment Options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment Options.

     Under Income Payment Options involving life income, the payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment Options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.


     Taxable Income Payments may be subject to an additional 3.8 percent tax on net investment income. (See "FEDERAL TAX MATTERS--3.8 Percent Tax on Certain Investment Income.")


     (b) Proof of Survivorship

     We may require satisfactory proof of survival, from time to time, before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request at one of the addresses listed in Question 15 of this Prospectus.

     Situations where payment may be delayed:

          1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions during any period that:

               (a) The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission ("SEC"); or the SEC declares that an emergency exists;

               (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

               (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

          2. We may delay payment of any amounts due from the Fixed Account and/or the DCA Advantage Plan Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or DCA Advantage Plan Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

          3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until We receive instructions from the appropriate federal regulator.

     DESIGNATION OF BENEFICIARY

     You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice to NYLIAC. To change the Beneficiary, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.

     RESTRICTIONS UNDER CODE SECTION 403(B)(11)

     With respect to 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The Code section 403(b) plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules, (e.g. for hardship or after a severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the final Code section 403(b) regulations, which the Department of Treasury published on July 26, 2007, employer contributions made to Code section 403(b) TSA contracts will be subject to new withdrawal restrictions. Under the new rules, amounts attributable to employer contributions to a Code section 403(b) TSA contract that is issued after December 31, 2008 may not be distributed earlier than the earliest of severance from employment or upon the occurrence of a certain event, such as after a fixed number of years, the attainment of a stated age, or disability. These new withdrawal restrictions do not apply to Code section 403(b) TSA contracts issued before January 1, 2009.

     Under the terms of your Code section 403(b) plan, you may have the option to invest in other funding vehicles, including Code section 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS

     Loans are available only if you have purchased your policy in connection with a 403(b) TSA plan and may not be available in all states for plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). To request a TSA loan, you must send a written request on a form acceptable to Us to VPSC. Under your 403(b) policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless We agree otherwise, only one loan may be outstanding at a time. There must be a minimum accumulation value of $5,000 in the contract at the time of the loan. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan or (b) $50,000 minus your highest outstanding loan balance in the previous 12 months from this policy and any qualified employer plan (as defined under Sections 72(p)(4) and 72(p)(2)(D) of the Code. Please note that adverse tax consequences could result from your failure to comply with this limitation. NYLIAC, and its affiliates and agents, do not provide legal or tax advice nor assume responsibility or liability for any legal or tax consequences of any TSA loan taken under a 403(b) policy or the compliance of such loan with the Code limitations set forth in this paragraph or for determining whether any plan or loan is subject to and/or complies with ERISA.

     We withdraw a loan processing fee of $25 from the Accumulation Value on a pro-rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125%, (110% in New York), of the loan amount, We will transfer sufficient Accumulation Value from the Investment Divisions and/or any DCA Advantage Plan Accounts on a pro-rata basis so that the Fixed Accumulation Value equals 125%, (110% in New York), of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% of the outstanding loan balance.

     For all loans, of the assets being held in the Fixed Account(s) to secure 125% (110% in New York) of the loan amount, the interest rate credited to the amount representing the outstanding loan balance will be 2% less than the interest rate charged on the loan. The additional 25% (10% in New York) being held in the Fixed Account(s) to secure the loan will be credited with the current declared interest rate for both non-ERISA and ERISA subject plans, but will always be at least equal to the minimum guaranteed interest rate stated on the data page of your policy.

     For plans subject to ERISA, interest charged will be based on the Prime Rate, as reported in the Wall Street Journal on the first business day of a calendar year or the Moodys Corporate Bond Yield Average as of two months before the date the rate is determined. The rate is determined on the first business day of the calendar year. We will assess interest in arrears as part of the periodic loan repayments.

     You must repay the loan on a periodic basis not less frequently than quarterly and over a period not greater than five years from the date it is taken. If a loan repayment is in default, We will withdraw the amount in default from the Fixed Accumulation value to the extent permitted by federal income tax rules. We will take the withdrawal on a first-in, first-out ("FIFO") basis from amounts allocated to the Fixed Accounts.

     We permit loans to acquire a principal residence under the same terms described above, except that:

          (a) the minimum loan amount is $5,000; and

          (b) repayment of the loan amount may be extended to a maximum of twenty-five years.

     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. Upon the death of the policyowner or Annuitant, We deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date We receive the notice of death.

     Loans are subject to the terms of the policy, your 403(b) plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by Us will not affect already outstanding loans.

                               THE FIXED ACCOUNTS

     The Fixed Accounts are supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Accounts subject to applicable law. The Fixed Accounts are not registered under the federal securities laws and are not generally subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account or the DCA Advantage Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Accounts. These disclosures regarding the Fixed Accounts may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an effective rate of at least the minimum guaranteed interest rate stated on the data page of your policy to amounts allocated or transferred to the Fixed Accounts under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to the amounts allocated or transferred to the Fixed Accounts.

     For the 1-Year Fixed Account, interest rates will be set on the anniversary of each payment or transfer. All premium payments and additional amounts (including transfers from the Investment Divisions) allocated to the 1-Year Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made.

     For the 3-Year Fixed Account, all premium payments will receive their applicable interest rate for a three-year period from the date on which the payment was made. At the beginning of the fourth Payment Year, and every Payment Year thereafter, a new interest rate will apply to those premium payments and the prior interest on those payments.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Accounts to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

          1. During the first 7 Policy Years, the maximum amount you are allowed to transfer from each Fixed Account is limited to 25% of the value you have accumulated in each Fixed Account as of the prior Policy Anniversary. Thereafter, the maximum amount you are allowed to transfer from each Fixed Account is limited to 50% of the value you have accumulated in each Fixed Account as of the prior Policy Anniversary.

          2. The minimum amount that you may transfer from either Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) 20% of the Fixed Accumulation value at the beginning of the Policy Year. Additionally, the remaining values in either Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the particular Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion determines otherwise. We determine amounts transferred from the Fixed Accounts on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which We credit interest on monies remaining in either Fixed Account.

     Except as part of an existing request relating to the traditional Dollar Cost Averaging option, the Interest Sweep option or any DCA Advantage Plan, you may not transfer money into the 1-Year Fixed Account if you made a transfer out of the 1-Year Fixed Account during the previous six-month period.


     You must make transfer requests in writing in a form acceptable to Us and sent to VPSC at one of the addresses listed in Question 15 of this Prospectus, by telephone in accordance with established procedures or through our Virtual Service Center. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests.


     We will deduct partial withdrawals and apply any surrender charges to the Fixed Accounts on a FIFO basis, (i.e., from any value in the Fixed Accounts attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the 1-Year Fixed Account during the life of the policy). NYLIAC will also determine such partial withdrawals on a FIFO basis, for purposes of determining the rate at which interest will be credited on any monies remaining in the Fixed Accounts.

     (c) Fixed Account Initial Premium Guarantee

     NYLIAC guarantees that upon any surrender of a policy prior to the Annuity Commencement Date you will receive an amount equal to at least that portion of the initial premium payment which was initially allocated to the Fixed Accounts. However, this guarantee will not apply if you transfer any amount out of the Fixed Accounts (except transfers made under the Interest Sweep option), or make any partial withdrawals from the Fixed Accounts or a DCA Account.

     See the policy itself for details and a description of the Fixed Account.

                         THE DCA ADVANTAGE PLAN ACCOUNTS

     Like the Fixed Accounts, the DCA Advantage Plan Accounts are also supported by the assets in NYLIAC's general account. The DCA Advantage Plan Accounts are not registered under the federal securities laws. The information contained in the first paragraph under "The Fixed Accounts" equally applies to the DCA Advantage Plan Accounts.

     NYLIAC will set interest rates in advance for each date on which We may receive a premium payment to a DCA Advantage Plan Account. We will never declare less than the minimum guaranteed interest rate stated on the data page of your policy. Premium payments into a DCA Advantage Plan Account will receive the applicable interest rate in effect on the Business Day We receive the premium payment. Interest rates for subsequent premium payments made into the same DCA Advantage Plan Account may be different from the rate applied to prior premium payments made into the DCA Advantage Plan Account.

     The annual effective rate that We declare is credited only to amounts remaining in a DCA Advantage Plan Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Plan Account, amounts in the DCA Advantage Plan Account will not achieve the declared annual effective rate. Please note that interest credited under the DCA Advantage Account will exceed the actual investment earnings of NYLIAC less appropriate risk and expense adjustments. EXCESS INTEREST AMOUNTS CREDITED TO THE DCA ADVANTAGE ACCOUNT WILL BE RECOVERED BY FEES AND CHARGES ASSOCIATED WITH THE INVESTMENT DIVISIONS IN LATER POLICY YEARS. THE INTEREST CREDITED IN LATER POLICY YEARS MAY BE LESS THAN THAT FOR THE FIRST POLICY YEAR.

                               FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals), or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment), is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from TSAs.

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. It is the IRS's view that a loss on the surrender of a variable annuity contract is treated as a miscellaneous itemized deduction subject to the 2% of adjusted gross income limit.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the policyowner attains age 59 1/2, (2) made as a result of the policyowner's (or, where the policyowner is not an individual, the Annuitant's) death, (3) made as a result of the policyowner's disability, (4) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (5) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates), to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should consult a tax adviser with respect to the potential tax effects of such a transaction.

     3.8 PERCENT TAX ON CERTAIN INVESTMENT INCOME



     Beginning in 2013, in general, a tax of 3.8 percent will apply to net investment income ("NII") received by an individual taxpayer to the extent his or her modified adjusted gross income ("MAGI") exceeds certain thresholds (e.g., $250,000 in the case of taxpayers filing jointly, $125,000 in the case of a married taxpayer filing separately and $200,000 in the case of other individual taxpayers). For this purpose, NII includes gross income from various investments, including gross income received with respect to annuities that are not held through a tax-qualified plan (e.g., a traditional IRA or Section 403(b) plan). Such income (as well as gross income from tax qualified plans) will also increase a taxpayer's MAGI for purposes of the taxable thresholds described above. This tax also applies to trusts and estates under a special set of rules. The IRS and the Treasury Department have not yet provided guidance regarding this new tax. Your should consult your tax advisor to determine the applicability of this tax in your individual circumstances and with respect to any amount received under this annuity contract.


     QUALIFIED POLICIES

     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408 and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA ("Social Security") taxes.

     Important Information Regarding Final Code Section 403(b) Regulations

     On July 26, 2007, the Department of the Treasury published final Code section 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their Code section 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan and/or the written information sharing agreement between the employer and NYLIAC may impose new restrictions on both new and existing Code section 403(b) TSA contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

     Prior to the effective date of the final regulations, IRS guidance applicable to tax-free transfers and exchanges of Code section 403(b) TSA contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 previously applicable to such transfers and exchanges (a "90-24 transfer"). Under this guidance, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's written Code section 403(b) plan.

     Transfers occurring after September 24, 2007 that do not comply with this guidance can result in the applicable contract becoming taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's Code section 403(b) plan (other than a transfer to a different plan), and the contract provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer, resulting in the applicable contract becoming subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009, by re-transferring to a contract or custodial account that is part of the employer's Code section 403(b) plan and/or that is subject to an information-sharing agreement with the employer.

     In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007, are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to such contracts, and that no additional transfers are made to such contracts on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of, an employer's written Code section 403(b) plan no later than by January 1, 2009.

     The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a Code section 403(b) TSA contract to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

     You should discuss with your tax advisor the final Code section 403(b) regulations and other applicable IRS guidance in order to determine the impact they may have on any existing Code section 403(b) TSA contracts that you may own and/or on any Code section 403(b) TSA contract that you may consider purchasing.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into IRAs on a tax-deferred basis.


          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Individuals generally may convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non-Roth IRA (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) to a Roth IRA provided applicable requirements are met. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.



          (d) Inherited IRAs. This policy may also be issued as an Inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. Beginning in 2007, a non-spouse beneficiary of an eligible retirement plan (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) may, if all applicable requirements are met, directly rollover a distribution from such plan into an Inherited IRA. The named Beneficiary of the original IRA policy or eligible retirement plan (as the case may be) will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.


     Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution ("RMD") must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's or eligible retirement plan participant's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.


          (e) Simple IRAs. SIMPLE IRAs permit certain small employers to establish SIMPLE IRA plans as provided by the Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2010 (and thereafter, adjusted for cost-of-living increases in accordance with the Code). Employees who attain age 50 or over by the end of the relevant calendar year may also elect to make an additional catch-up contribution. Such additional contribution may be up to of $2,500 for 2010 (and thereafter adjusted for cost-of-living increases in accordance with the Code). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the SIMPLE IRA plan. All references in this Prospectus to the 10% penalty tax should be read to include this limited 25% penalty tax if your Qualified Policy is used as a SIMPLE IRA.



     The Qualified Policies are subject to the required minimum distribution ("RMD") rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service ("IRS"). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.

     Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulation issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).

     Beginning in 2006, regulations under Code Section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking into account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

     TAXATION OF DEATH BENEFITS

     The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS


     NYLIFE Distributors LLC (NYLIFE Distributors), the underwriter and distributor of the policies, is registered with the SEC and the Financial Industry Regulatory Authority, Inc. (FINRA) as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.



     The policies are sold by registered representatives of NYLIFE Securities, LLC ("NYLIFE Securities"), a broker-dealer that is an affiliate of NYLIFE Distributors. Your registered representative is also a licensed insurance agent with New York Life. He or she may be qualified to offer other forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities registered representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.





     The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this policy or any other investment product. Compensation may consist of commissions, asset-based compensation, allowances for expenses, and other compensation programs. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells, on sales production goals, and on the specific payment arrangements of the relevant broker-dealer. Differing compensation arrangements have the potential to influence the recommendation made by your registered representative or broker-dealer.



     The maximum commission paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is typically 6.25% of all premiums received. The total commissions paid for New York Life Essentials Variable Annuity policies during the fiscal years ended December 31, 2009, 2008, and 2007 were $4,840,736, $8,427,054, and $12,422,402, respectively. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.



     New York Life also has other compensation programs where registered representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities registered representatives who are members of the General Office management team receive compensation based on a number of incentive programs designed to compensate for education, supervision, training, and recruiting of agents.

     NYLIFE Securities registered representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, qualification for recognition programs sponsored by New York Life depends on the sale of products manufactured and issued by New York Life or its affiliates.


                                  VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special stockholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Divisions. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.


     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written or electronic communication prior to such meeting in accordance with procedures established by the relevant Fund.


     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                            TABLE OF CONTENTS FOR THE
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:


                                                                                  PAGE
                                                                                  ----
THE POLICIES....................................................................     2
     Valuation of Accumulation Units............................................     2
ANNUITY PAYMENTS................................................................     2
GENERAL MATTERS.................................................................     2
FEDERAL TAX MATTERS.............................................................     3
     Taxation of New York Life Insurance and Annuity Corporation................     3
     Tax Status of the Policies.................................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS..........................................     3
STATE REGULATION................................................................     4
RECORDS AND REPORTS.............................................................     4
LEGAL PROCEEDINGS...............................................................     5
FINANCIAL STATEMENTS............................................................     5
OTHER INFORMATION...............................................................     5
FINANCIAL STATEMENTS............................................................   F-1




How to obtain a New York Life Essentials Variable Annuity Statement of
                             Additional Information.

The New York Life Essentials Variable Annuity Statement of Additional
                      Information is posted on Our website,
www.newyorklife.com. For a paper copy of the Statement of Additional
                    Information, call (800) 598-2019 or send
                              this request form to:


                         NYLIAC Variable Products Service Center
                         Madison Square Station
                         P.O. Box 922
                         New York, NY 10159

--------------------------------------------------------------------------------

      Please send me a New York Life Essentials Variable Annuity Statement

                  of Additional Information dated May 1, 2010:


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                            State                            Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2010

                                       FOR
                    NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY
                                      FROM
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


     This Statement of Additional Information ("SAI") is not a prospectus. The SAI contains information that expands upon subjects discussed in the current New York Life Essentials Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life Essentials Variable Annuity Prospectus dated May 1, 2010. You may obtain a copy of the Prospectus by calling New York Life Insurance and Annuity Corporation ("NYLIAC") at (800) 598-2019 or writing to NYLIAC at Madison Square Station, P.O. Box 922, New York, NY 10159. Terms used but not defined in this SAI have the same meaning as in the current New York Life Essentials Variable Annuity Prospectus.


                                TABLE OF CONTENTS


                                                                                  PAGE
                                                                                  ----
THE POLICIES....................................................................     2
     Valuation of Accumulation Units............................................     2
ANNUITY PAYMENTS................................................................     2
GENERAL MATTERS.................................................................     2
FEDERAL TAX MATTERS.............................................................     3
     Taxation of New York Life Insurance and Annuity Corporation................     3
     Tax Status of the Policies.................................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS..........................................     4
STATE REGULATION................................................................     4
RECORDS AND REPORTS.............................................................     4
LEGAL PROCEEDINGS...............................................................     5
FINANCIAL STATEMENTS............................................................     5
OTHER INFORMATION...............................................................     5
FINANCIAL STATEMENTS............................................................   F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period"), is determined by the following formula:

                                     (a/b)-c
Where: a = the result of:

               (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

               (2) the per share amount of any dividend or capital gain
                   distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

          b = is the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

          c = is a factor representing the charges deducted from the applicable Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.45% of the daily average Variable Accumulation Value. (See "Charges and Deductions -- Other Charges.")

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of each monthly annuity payment.

                                 GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error.

Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's or Owner's lifetime. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Annuitant's or Owner's lifetime, you must send a duly executed instrument of assignment to VPSC at one of the addresses listed in Question 15 of the Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" in the Prospectus.)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                               FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the Policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity

Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse (as defined under Federal law), the policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant dies or is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                               RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENT BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT.

     IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY INTERNET?" IN THE PROSPECTUS). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                                LEGAL PROCEEDINGS

     NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), and/or other operations. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2009 and 2008, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2009 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2009 and the statements of operations, of changes in net assets and the financial highlights for each of the periods indicated in the financial statements have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


                                OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                          Supplement dated May 1, 2009

                    to the Prospectuses dated May 1, 2009 for
                    NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY
                 NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY
                      NEW YORK LIFE SELECT VARIABLE ANNUITY
                         NEW YORK LIFE VARIABLE ANNUITY
                   NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY
               NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY AND
                      NEW YORK LIFE ELITE VARIABLE ANNUITY
                NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY
                      NEW YORK LIFE ACCESS VARIABLE ANNUITY

                                  INVESTING IN
                NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III; AND
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

This supplement amends the Prospectus for the New York Life Essentials Variable Annuity, the New York Life Flexible Premium Variable Annuity, the New York Life Select Variable Annuity, the New York Life Variable Annuity, New York Life Elite Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Premium Plus Elite Variable Annuity and the New York Life Access Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus(es). All capitalized terms have the same meaning as those included in the prospectuses.

This supplement only applies to Non-Qualified Policies issued to fund a Pension Plan. The purpose of this supplement is to modify the prospectuses to disclose the terms under which the policies will be issued to fund a Pension Plan qualified under Section 401(a) of the Internal Revenue Code of 1986 as amended
(Code). The main differences between the policies described in the May 1, 2009 prospectuses and policies issued to fund a Pension Plan, are that Non-Qualified Policies issued to fund a Pension Plan: (1) will have higher minimum initial and additional premium payments, (2) will not include the Unemployment Benefit Rider, and (3) cannot add the Enhanced Spousal Continuance Rider. Keeping this in mind, please note that the prospectuses for Non-Qualified Policies issued to fund a Pension Plan are modified as follows:

A. DEFINITIONS

1. Replace the definition of "Non-Qualified Policies" with the following:

          Non-Qualified Policies: Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including Pension Plans qualifying under Section 401(a) of the Code.

2. Replace the definition of "Qualified Policies" with the following:

          Qualified Policies: Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued to any other retirement plan or arrangement, including Pension Plans qualifying under Section 401(a) of the Code.

3. Add the following definition of "Pension Plan":

          Pension Plan: A retirement plan that is qualified under Section 401(a) of the Code.

B. QUESTIONS AND ANSWERS

1. For New York Life Variable Annuity, New York Life Premium Plus, New York Life Premium Plus II, New York Life Essentials, New York Life Select, New York Life Elite, New York Life Premium Plus Elite and New York Life Access policies, delete the first two sentences to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

          (a) for New York Life Variable Annuity policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for New York Life Premium Plus and New York Life Premium Plus II policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (c) for New York Life Essentials policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (d) for New York Life Select policies:
              Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (e) for New York Life Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (f) for New York Life Premium Plus Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.

          (g) for New York Life Access policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.

2. For New York Life Flexible Premium policies, delete the first two sentences of the third full paragraph to the answer to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

          Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

C. THE POLICIES -- Qualified and Non-Qualified Policies

1. Under the first paragraph of this section, delete the fourth sentence and replace the fifth sentence with the following:

          You may purchase a Qualified Policy for use with any one of the retirement plans listed below.

2. Under the next full paragraph that begins "If you are considering a Qualified Policy. . .," revise the first sentence to read:

          If you are considering a Qualified Policy or a Non-Qualified Policy issued to fund a Pension Plan, you should be aware that this annuity will fund a retirement plan that already provides for tax deferral under the Code.

D. THE POLICIES -- Policy Application and Premium Payments

1. For New York Life Variable Annuity, New York Life Premium Plus, New York Life Premium Plus II, New York Life Essentials, New York Life Select, New York Life Elite, New York Life Premium Plus Elite and New York Life Access Variable Annuity policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fourth paragraph and replace them with the following:

          (a) for New York Life Variable Annuity policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for New York Life Premium Plus and New York Life Premium Plus II policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (c) for New York Life Essentials policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (d) for New York Life Select policies: Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (e) for New York Life Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (f) for New York Life Premium Plus Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.

          (g) for New York Life Access policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.

2. For New York Life Flexible Premium policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fifth paragraph and replace them with the following:

          Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

E. THE POLICIES -- Riders

1. For the New York Life Flexible Premium Variable Annuity, the New York Life Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Essentials Variable Annuity, the New York Life Select Variable Annuity, the New York Life Elite Variable Annuity and the New York Life Premium Plus Elite Variable Annuity policies, under the heading "Riders," delete the first sentence and replace it with the following:

          At no additional charge, We include two riders under the policy: an Unemployment Benefit Rider (for IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies except Non-Qualified Policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies).

2. For the New York Life Flexible Premium Variable Annuity, the New York Life Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Essentials Variable Annuity, the New York Life Select Variable Annuity, the New York Life Elite Variable Annuity and the New York Life Premium Plus Elite Variable Annuity policies under the heading "Riders -- Unemployment Benefit Rider," delete the first sentence and replace it with the following:

          For all IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies (except Non-Qualified Policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges.

3. Under the heading "Riders - Enhanced Beneficiary Benefit Rider (optional)," delete the eighth full paragraph and replace it with the following:

          There will be no payment under the EBB Rider if, on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy or 3) if you transfer ownership of the policy. You cannot cancel this rider without surrendering your policy.

4. Under the section "Riders," delete the heading "Enhanced Spousal Continuance Rider (optional)" and the four paragraphs of disclosure under that heading.

--------------------------------------------------------------------------------

                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010

                              FINANCIAL STATEMENTS

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS



SERIES I POLICIES:        New York Life Variable Annuity*
                          New York Life Flexible Premium Variable Annuity*
                          New York Life Plus Variable Annuity*

SERIES II POLICIES:       New York Life Access Variable Annuity*

SERIES III POLICIES:      New York Life Premium Plus Variable Annuity*


SERIES IV POLICIES:       New York Life Essentials Variable Annuity*
                          New York Life Plus II Variable Annuity*

SERIES V POLICIES:        New York Life Select Variable Annuity*


SERIES VI POLICIES:       New York Life Premium Plus II Variable Annuity*

SERIES VII POLICIES:      New York Life Complete Access Variable Annuity

SERIES VIII POLICIES:     New York Life Premier Variable Annuity

SERIES IX POLICIES:       New York Life Premier Plus Variable Annuity



          *Includes policies formerly known as LifeStages(R) and MainStay

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2009






                                                    MAINSTAY VP         MAINSTAY VP      MAINSTAY VP
                                                      BOND--               CASH        COMMON STOCK--
                                                   INITIAL CLASS        MANAGEMENT      INITIAL CLASS
                                                  ---------------------------------------------------

ASSETS:
  Investment at net asset value................    $ 130,067,467       $309,418,600     $114,715,845
  Dividends due and accrued....................               --              3,015               --
  Net receivable from (payable to) New York
     Life Insurance and Annuity Corporation....             (196)           157,242         (113,078)

LIABILITIES:
  Liability to New York Life Insurance and
     Annuity Corporation for:
     Mortality and expense risk charges........          147,852            412,939          127,131
     Administrative charges....................           12,488             28,221           13,477
                                                   -------------       ------------     ------------
       Total net assets........................     $129,906,931       $309,137,697     $114,462,159
                                                   =============       ============     ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies.........................     $ 82,626,665       $109,910,178     $ 94,391,557
     Series II Policies........................          613,225         12,607,085          431,727
     Series III Policies.......................       34,959,221         74,346,708       14,310,162
     Series IV Policies........................       11,587,163         70,668,778        5,293,853
     Series V Policies.........................          120,657          2,589,995           34,860
     Series VI Policies........................               --         36,228,494               --
     Series VII Policies.......................               --          1,563,835               --
     Series VIII Policies......................               --            830,671               --
     Series IX Policies........................               --            391,953               --
                                                   -------------       ------------     ------------
       Total net assets........................     $129,906,931       $309,137,697     $114,462,159
                                                   =============       ============     ============

     Series I variable accumulation unit
       value...................................     $      19.00       $       1.35     $      21.28
                                                   =============       ============     ============
     Series II variable accumulation unit
       value...................................     $      15.30       $       1.10     $       7.37
                                                   =============       ============     ============
     Series III variable accumulation unit
       value...................................     $      14.95       $       1.09     $       7.39
                                                   =============       ============     ============
     Series IV variable accumulation unit
       value...................................     $      13.47       $       1.06     $      10.51
                                                   =============       ============     ============
     Series V variable accumulation unit
       value...................................     $      12.79       $       1.03     $      11.59
                                                   =============       ============     ============
     Series VI variable accumulation unit
       value...................................     $         --       $       1.04     $         --
                                                   =============       ============     ============
     Series VII variable accumulation unit
       value...................................     $         --       $       9.94     $         --
                                                   =============       ============     ============
     Series VIII variable accumulation unit
       value...................................     $         --       $       9.95     $         --
                                                   =============       ============     ============
     Series IX variable accumulation unit
       value...................................     $         --       $       9.93     $         --
                                                   =============       ============     ============

Identified Cost of Investment..................     $125,832,340       $309,415,620     $144,478,468
                                                   =============       ============     ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III







                                                                  MAINSTAY VP         MAINSTAY VP
         MAINSTAY VP        MAINSTAY VP       MAINSTAY VP          HIGH YIELD         ICAP SELECT         MAINSTAY VP
        CONVERTIBLE--      GOVERNMENT--     GROWTH EQUITY--     CORPORATE BOND--    EQUITY--INITIAL     INCOME BUILDER--
        INITIAL CLASS      INITIAL CLASS     INITIAL CLASS       INITIAL CLASS           CLASS           INITIAL CLASS
------------------------------------------------------------------------------------------------------------------------


         $118,655,266      $105,186,979       $125,997,585        $404,435,717        $220,886,844        $ 89,456,287
                   --                --                 --                  --                  --                  --

              (23,398)           12,088           (166,723)           (235,603)           (137,300)            (53,655)



              135,969           119,830            137,627             457,123             252,920              99,250
               12,403            10,274             15,783              42,294              23,150              10,779
         ------------      ------------       ------------        ------------        ------------        ------------
         $118,483,496      $105,068,963       $125,677,452        $403,700,697        $220,473,474        $ 89,292,603
         ============      ============       ============        ============        ============        ============



         $ 80,830,734      $ 66,835,665       $111,757,049        $290,898,121        $151,659,489        $ 76,356,005
              857,207           534,215             91,787           2,361,026           1,437,709             170,554
           26,934,621        28,091,342          9,424,446          81,962,518          49,320,227           9,138,009
            9,754,048         9,514,331          4,397,289          28,187,168          17,893,052           3,617,056
              106,886            93,410              6,881             291,864             162,997              10,979
                   --                --                 --                  --                  --                  --
                   --                --                 --                  --                  --                  --
                   --                --                 --                  --                  --                  --
                   --                --                 --                  --                  --                  --
         ------------      ------------       ------------        ------------        ------------        ------------
         $118,483,496      $105,068,963       $125,677,452        $403,700,697        $220,473,474        $ 89,292,603
         ============      ============       ============        ============        ============        ============

         $      21.24      $      18.28       $      16.25        $      27.07        $      11.32        $      18.82
         ============      ============       ============        ============        ============        ============
         $      11.90      $      14.41       $       6.05        $      17.01        $      10.39        $       8.59
         ============      ============       ============        ============        ============        ============
         $      11.36      $      14.21       $       5.50        $      16.67        $      10.23        $       8.20
         ============      ============       ============        ============        ============        ============
         $      14.08      $      12.95       $       9.31        $      17.17        $      11.16        $      11.36
         ============      ============       ============        ============        ============        ============
         $      15.30      $      12.34       $      11.16        $      17.74        $      14.37        $      12.57
         ============      ============       ============        ============        ============        ============
         $         --      $         --       $         --        $         --        $         --        $         --
         ============      ============       ============        ============        ============        ============
         $         --      $         --       $         --        $         --        $         --        $         --
         ============      ============       ============        ============        ============        ============
         $         --      $         --       $         --        $         --        $         --        $         --
         ============      ============       ============        ============        ============        ============
         $         --      $         --       $         --        $         --        $         --        $         --
         ============      ============       ============        ============        ============        ============

         $113,230,281      $101,529,293       $131,186,884        $411,131,499        $262,864,336        $106,858,087
         ============      ============       ============        ============        ============        ============


         MAINSTAY VP
        INTERNATIONAL
       EQUITY--INITIAL
            CLASS
-----------------------

          $68,204,208
                   --

              (37,797)



               78,669
                6,862
         ------------
         $ 68,080,880
         ============



          $44,165,725
              674,036
           17,012,882
            6,192,786
               35,451
                   --
                   --
                   --
                   --
         ------------
          $68,080,880
         ============

          $     22.26
         ============
          $     13.47
         ============
          $     13.47
         ============
          $     16.05
         ============
          $     17.32
         ============
          $        --
         ============
          $        --
         ============
          $        --
         ============
          $        --
         ============

          $82,031,829
         ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2009


                                                      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
                                                       LARGE CAP           MID CAP            S&P 500
                                                       GROWTH--            CORE--             INDEX--
                                                     INITIAL CLASS      INITIAL CLASS      INITIAL CLASS
                                                    ----------------------------------------------------

ASSETS:
     Investment at net asset value...............     $50,206,703        $78,977,042       $233,700,287
     Dividends due and accrued...................              --                 --                 --
  Net receivable from (payable to) New York Life
     Insurance and Annuity Corporation...........         (42,538)            (8,858)          (206,378)

LIABILITIES:
  Liability to New York Life Insurance and
     Annuity Corporation for:
     Mortality and expense risk charges..........          56,670             91,416            260,517
     Administrative charges......................           5,623              7,997             27,123
                                                      -----------        -----------       ------------
       Total net assets..........................     $50,101,872        $78,868,771       $233,206,269
                                                      ===========        ===========       ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies...........................     $37,986,592        $49,083,840       $188,528,432
     Series II Policies..........................         295,115            226,830            573,778
     Series III Policies.........................       8,901,894         20,507,234         31,778,473
     Series IV Policies..........................       2,848,031          9,018,588         12,244,856
     Series V Policies...........................          70,240             32,279             80,730
     Series VI Policies..........................              --                 --                 --
     Series VII Policies.........................              --                 --                 --
     Series VIII Policies........................              --                 --                 --
     Series IX Policies..........................              --                 --                 --
                                                      -----------        -----------       ------------
       Total net assets..........................     $50,101,872        $78,868,771       $233,206,269
                                                      ===========        ===========       ============
     Series I variable accumulation unit value...     $     13.01        $     13.33       $      21.33
                                                      ===========        ===========       ============
     Series II variable accumulation unit value..     $      7.21        $     14.26       $       8.02
                                                      ===========        ===========       ============
     Series III variable accumulation unit
       value.....................................     $      6.14        $     13.67       $       7.78
                                                      ===========        ===========       ============
     Series IV variable accumulation unit value..     $     10.39        $     13.48       $      10.63
                                                      ===========        ===========       ============
     Series V variable accumulation unit value...     $     12.29        $     15.61       $      12.40
                                                      ===========        ===========       ============
     Series VI variable accumulation unit value..     $        --        $        --       $         --
                                                      ===========        ===========       ============
     Series VII variable accumulation unit
       value.....................................     $        --        $        --       $         --
                                                      ===========        ===========       ============
     Series VIII variable accumulation unit
       value.....................................     $        --        $        --       $         --
                                                      ===========        ===========       ============
     Series IX variable accumulation unit value..     $        --        $        --       $         --
                                                      ===========        ===========       ============

Identified Cost of Investment....................     $46,041,784        $87,057,209       $248,470,845
                                                      ===========        ===========       ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                         ALGER AMERICAN                         DREYFUS IP                         FIDELITY(R) VIP
         MAINSTAY VP        SMALLCAP        CVS CALVERT         TECHNOLOGY      FIDELITY(R) VIP        EQUITY-
      U.S. SMALL CAP--      GROWTH--      SOCIAL BALANCED        GROWTH--       CONTRAFUND(R)--        INCOME--
        INITIAL CLASS    CLASS O SHARES      PORTFOLIO        INITIAL SHARES     INITIAL CLASS      INITIAL CLASS
-------------------------------------------------------------------------------------------------------------------


        $  37,591,438      $38,272,786      $25,807,538        $16,043,644        $212,570,123       $ 91,584,045
                   --               --               --                 --                  --                 --

              (43,258)         (10,019)         (20,632)             1,268             (98,299)           (51,755)




               43,751           44,041           30,117             18,957             242,081            104,625
                3,683            4,445            2,599              1,533              24,095              9,743
        -------------      -----------      -----------        -----------        ------------       ------------
          $37,500,746      $38,214,281      $25,754,190        $16,024,422        $212,205,648       $ 91,417,922
        =============      ===========      ===========        ===========        ============       ============



          $21,964,441      $29,725,000      $13,467,381        $ 9,341,142        $162,038,729       $ 66,332,061
              255,243          217,646          132,055             48,885           1,063,622            362,392
           10,505,575        6,379,198        5,681,625          5,087,728          35,534,314         19,333,081
            4,752,323        1,847,792        3,955,497          1,454,082          13,283,221          5,278,357
               23,164           44,645          591,791             92,585             285,762            112,031
                   --               --        1,868,696                 --                  --                 --
                   --               --            1,011                 --                  --                 --
                   --               --           33,369                 --                  --                 --
                   --               --           22,765                 --                  --                 --
        -------------      -----------      -----------        -----------        ------------       ------------
          $37,500,746      $38,214,281      $25,754,190        $16,024,422        $212,205,648       $ 91,417,922
        =============      ===========      ===========        ===========        ============       ============
          $     10.32      $     11.82      $     16.92        $      9.31        $      23.46       $      15.89
        =============      ===========      ===========        ===========        ============       ============
          $      9.80      $      8.21      $      8.73        $     11.25        $      12.22       $      10.25
        =============      ===========      ===========        ===========        ============       ============
          $      9.82      $      7.59      $      8.46        $      9.34        $      11.71       $      10.07
        =============      ===========      ===========        ===========        ============       ============
          $     13.08      $     15.68      $     10.94        $     11.30        $      13.86       $      10.33
        =============      ===========      ===========        ===========        ============       ============
          $     15.90      $     18.02      $     11.62        $     14.67        $      16.09       $      10.15
        =============      ===========      ===========        ===========        ============       ============
          $        --      $        --      $     10.69        $        --        $         --       $         --
        =============      ===========      ===========        ===========        ============       ============
          $        --      $        --      $     10.06        $        --        $         --       $         --
        =============      ===========      ===========        ===========        ============       ============
          $        --      $        --      $     10.13        $        --        $         --       $         --
        =============      ===========      ===========        ===========        ============       ============
          $        --      $        --      $     10.05        $        --        $         --       $         --
        =============      ===========      ===========        ===========        ============       ============

          $40,181,117      $28,295,248      $30,431,580        $14,161,725        $266,727,040       $123,722,577
        =============      ===========      ===========        ===========        ============       ============


         JANUS ASPEN
           BALANCED
         PORTFOLIO--
        INSTITUTIONAL
            SHARES
-----------------------


         $288,747,725
                   --

             (246,497)




              319,921
               32,922
         ------------
         $288,148,385
         ============



         $226,650,877
            1,118,870
           43,909,484
           16,264,292
              204,862
                   --
                   --
                   --
                   --
         ------------
         $288,148,385
         ============
         $      26.78
         ============
         $      13.76
         ============
         $      12.91
         ============
         $      14.39
         ============
         $      14.57
         ============
         $         --
         ============
         $         --
         ============
         $         --
         ============
         $         --
         ============

         $255,013,332
         ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2009





                                                    JANUS ASPEN
                                                     WORLDWIDE
                                                    PORTFOLIO--      MFS(R) INVESTORS    MFS(R) RESEARCH
                                                   INSTITUTIONAL      TRUST SERIES--         SERIES--
                                                      SHARES           INITIAL CLASS      INITIAL CLASS
                                                  ------------------------------------------------------

ASSETS:
  Investment at net asset value................    $ 90,733,798         $12,600,565        $14,463,007
  Dividends due and accrued....................              --                  --                 --
  Net receivable from (payable to) New York
     Life Insurance and Annuity Corporation....          (6,606)            (21,285)                64

LIABILITIES:
  Liability to New York Life Insurance and
     Annuity Corporation for:
     Mortality and expense risk charges........         100,696              14,508             16,384
     Administrative charges....................          11,353               1,315              1,575
                                                   ------------         -----------        -----------
       Total net assets........................    $ 90,615,143         $12,563,457        $14,445,112
                                                   ============         ===========        ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies.........................    $ 78,681,429         $ 8,865,101        $10,814,629
     Series II Policies........................         181,486             178,118            121,529
     Series III Policies.......................       8,433,201           2,735,591          2,789,417
     Series IV Policies........................       3,288,404             771,703            713,324
     Series V Policies.........................          30,623              12,944              6,213
     Series VI Policies........................              --                  --                 --
     Series VII Policies.......................              --                  --                 --
     Series VIII Policies......................              --                  --                 --
     Series IX Policies........................              --                  --                 --
                                                   ------------         -----------        -----------
       Total net assets........................    $ 90,615,143         $12,563,457        $14,445,112
                                                   ============         ===========        ===========
     Series I variable accumulation unit
       value...................................    $      14.80         $      9.90        $     10.59
                                                   ============         ===========        ===========
     Series II variable accumulation unit
       value...................................    $       6.25         $      8.70        $      7.44
                                                   ============         ===========        ===========
     Series III variable accumulation unit
       value...................................    $       5.72         $      8.53        $      7.10
                                                   ============         ===========        ===========
     Series IV variable accumulation unit
       value...................................    $       9.55         $     11.35        $     11.58
                                                   ============         ===========        ===========
     Series V variable accumulation unit
       value...................................    $      11.88         $     14.08        $     13.78
                                                   ============         ===========        ===========
     Series VI variable accumulation unit
       value...................................    $         --         $        --        $        --
                                                   ============         ===========        ===========
     Series VII variable accumulation unit
       value...................................    $         --         $        --        $        --
                                                   ============         ===========        ===========
     Series VIII variable accumulation unit
       value...................................    $         --         $        --        $        --
                                                   ============         ===========        ===========
     Series IX variable accumulation unit
       value...................................    $         --         $        --        $        --
                                                   ============         ===========        ===========

Identified Cost of Investment..................    $108,382,901         $12,280,215        $12,374,246
                                                   ============         ===========        ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                              NEUBERGER
                             BERMAN AMT
                               MID-CAP             ROYCE             ROYCE
      MFS(R) UTILITIES         GROWTH            MICRO-CAP         SMALL-CAP       T. ROWE PRICE         VAN ECK
          SERIES--           PORTFOLIO--        PORTFOLIO--       PORTFOLIO--      EQUITY INCOME        WORLDWIDE
        INITIAL CLASS          CLASS I       INVESTMENT CLASS  INVESTMENT CLASS      PORTFOLIO         HARD ASSETS
---------------------------------------------------------------------------------------------------------------------


         $3,306,934          $2,985,801         $67,845,599       $53,896,628      $ 94,698,058       $351,473,104
                 --                  --                  --                --                --                 --

               (853)               (768)            (20,281)           12,582           (36,681)          (162,282)




              4,193               3,790              83,800            65,497           111,541            420,766
                187                 196               5,814             4,847             9,315             27,648
         ----------          ----------         -----------       -----------      ------------       ------------
         $3,301,701          $2,981,047         $67,735,704       $53,838,866      $ 94,540,521       $350,862,408
         ==========          ==========         ===========       ===========      ============       ============



         $1,299,413          $1,084,622         $19,842,416       $16,102,937      $ 59,174,683       $113,488,234
             23,274              10,641           1,616,484         1,833,099           629,619          8,114,837
          1,871,670           1,522,117          13,264,593         8,805,994        26,636,315         82,996,029
             80,059             340,871          18,639,205        16,770,366         7,980,070         80,378,344
             27,285              22,796           1,128,791           834,171           119,834          3,963,320
                 --                  --          12,154,593         8,549,005                --         59,328,204
                 --                  --             105,408            90,547                --            306,324
                 --                  --             571,250           605,513                --          1,315,400
                 --                  --             412,964           247,234                --            971,716
         ----------          ----------         -----------       -----------      ------------       ------------
         $3,301,701          $2,981,047         $67,735,704       $53,838,866      $ 94,540,521       $350,862,408
         ==========          ==========         ===========       ===========      ============       ============
         $    17.57          $    10.81         $     12.97       $     11.75      $      13.26       $      33.77
         ==========          ==========         ===========       ===========      ============       ============
         $    20.51          $    11.05         $     13.01       $     11.05      $      12.55       $      33.21
         ==========          ==========         ===========       ===========      ============       ============
         $    16.35          $    11.08         $     12.74       $     11.30      $      12.25       $      33.55
         ==========          ==========         ===========       ===========      ============       ============
         $    26.52          $    15.52         $     12.62       $     11.53      $      10.97       $      31.88
         ==========          ==========         ===========       ===========      ============       ============
         $    23.19          $    14.68         $     12.24       $     10.81      $      10.91       $      39.40
         ==========          ==========         ===========       ===========      ============       ============
         $       --          $       --         $     12.61       $     11.29      $         --       $      34.89
         ==========          ==========         ===========       ===========      ============       ============
         $       --          $       --         $     11.87       $     10.99      $         --       $      12.12
         ==========          ==========         ===========       ===========      ============       ============
         $       --          $       --         $     11.98       $     11.26      $         --       $      11.22
         ==========          ==========         ===========       ===========      ============       ============
         $       --          $       --         $     11.93       $     11.34      $         --       $      11.26
         ==========          ==========         ===========       ===========      ============       ============

         $4,064,674          $2,820,866         $73,674,405       $56,018,791      $116,967,625       $372,193,019
         ==========          ==========         ===========       ===========      ============       ============


       VAN KAMPEN'S
       UIF EMERGING
      MARKETS EQUITY
        PORTFOLIO--
          CLASS I
--------------------


        $71,092,154
                 --

            (15,782)




             82,028
              7,530
        -----------
        $70,986,814
        ===========


        $50,119,303
            287,419
         16,033,073
          4,496,650
             50,369
                 --
                 --
                 --
                 --
        -----------
        $70,986,814
        ===========
        $     22.48
        ===========
        $     16.10
        ===========
        $     18.64
        ===========
        $     24.90
        ===========
        $     31.29
        ===========
        $        --
        ===========
        $        --
        ===========
        $        --
        ===========
        $        --
        ===========

        $84,456,848
        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2009




                                                                                              MAINSTAY VP
                                                    MAINSTAY VP          MAINSTAY VP            COMMON
                                                    BALANCED--             BOND--               STOCK--
                                                   SERVICE CLASS        SERVICE CLASS        SERVICE CLASS
                                                  --------------------------------------------------------

ASSETS:
  Investments, at net asset value..............     $86,995,642         $140,314,461          $42,151,557
  Dividends due and accrued....................              --                   --                   --
  Net receivable from (payable to) New York
     Life Insurance and Annuity Corporation....          (7,537)           1,063,840               (5,767)

LIABILITIES:
  Liability to New York Life Insurance and
  Annuity Corporation for:
     Mortality and expense risk charges........         107,401              172,098               51,847
     Administrative charges....................           6,923                9,999                3,467
                                                    -----------         ------------          -----------
       Total net assets........................     $86,873,781         $141,196,204          $42,090,476
                                                    ===========         ============          ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies.........................     $26,434,515         $ 23,996,142          $ 8,978,999
     Series II Policies........................       2,418,711            6,260,088              848,947
     Series III Policies.......................      20,596,732           33,245,688            9,110,353
     Series IV Policies........................      20,354,670           42,252,145           14,569,397
     Series V Policies.........................       1,331,921            4,523,350              361,686
     Series VI Policies........................      15,514,606           28,215,892            8,046,804
     Series VII Policies.......................          54,702              528,284               52,631
     Series VIII Policies......................          91,074            1,448,621               94,494
     Series IX Policies........................          76,850              725,994               27,165
                                                    -----------         ------------          -----------
       Total net assets........................     $86,873,781         $141,196,204          $42,090,476
                                                    ===========         ============          ===========

     Series I variable accumulation unit
       value...................................     $     10.30         $      11.88          $     11.75
                                                    ===========         ============          ===========
     Series II variable accumulation unit
       value...................................     $     10.20         $      11.65          $      9.35
                                                    ===========         ============          ===========
     Series III variable accumulation unit
       value...................................     $     10.21         $      11.74          $     11.55
                                                    ===========         ============          ===========
     Series IV variable accumulation unit
       value...................................     $     10.28         $      11.85          $     11.72
                                                    ===========         ============          ===========
     Series V variable accumulation unit
       value...................................     $     10.12         $      11.47          $     11.36
                                                    ===========         ============          ===========
     Series VI variable accumulation unit
       value...................................     $     10.14         $      11.61          $     11.49
                                                    ===========         ============          ===========
     Series VII variable accumulation unit
       value...................................     $      9.95         $      10.24          $     10.79
                                                    ===========         ============          ===========
     Series VIII variable accumulation unit
       value...................................     $     10.64         $      10.21          $     11.20
                                                    ===========         ============          ===========
     Series IX variable accumulation unit
       value...................................     $     10.68         $      10.19          $     10.74
                                                    ===========         ============          ===========

Identified Cost of Investment..................     $96,646,292         $137,555,451          $56,486,702
                                                    ===========         ============          ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









         MAINSTAY VP                                                              MAINSTAY VP
         CONSERVATIVE       MAINSTAY VP      MAINSTAY VP       MAINSTAY VP           GROWTH            MAINSTAY VP
         ALLOCATION--      CONVERTIBLE--   FLOATING RATE--     GOVERNMENT--       ALLOCATION--       GROWTH EQUITY--
        SERVICE CLASS      SERVICE CLASS    SERVICE CLASS     SERVICE CLASS      SERVICE CLASS        SERVICE CLASS
---------------------------------------------------------------------------------------------------------------------


         $177,811,839      $147,192,458      $203,464,866      $109,944,794       $ 85,543,971          $34,214,837
                   --                --           630,297                --                 --                   --

              (55,319)         (226,252)          232,806            23,898              9,098              (35,914)



              217,422           185,162           249,746           134,653            101,624               42,591
               12,999            10,248            15,465             8,366              8,316                2,634
         ------------      ------------      ------------      ------------       ------------        -------------
         $177,526,099      $146,770,796      $204,062,758      $109,825,673       $ 85,443,129          $34,133,698
         ============      ============      ============      ============       ============        =============



         $ 48,267,284      $ 24,665,845      $ 50,248,948      $ 21,711,227       $ 34,387,660          $ 9,102,962
           12,701,849         6,164,236        11,435,672         5,917,200          1,612,554              587,252
           39,275,000        34,144,628        43,649,283        26,121,128         13,644,618            9,667,010
           40,043,539        42,160,508        56,842,229        33,769,440         21,317,672            7,828,203
            3,898,526         3,117,066         3,800,775         2,330,533            720,464              436,043
           29,234,914        34,086,080        34,345,268        18,690,241         12,740,803            6,450,066
              667,493           431,970         1,195,464           484,193             58,419                9,683
            1,802,683         1,122,527         1,782,510           507,430            542,688               17,260
            1,634,811           877,936           762,609           294,281            418,251               35,219
         ------------      ------------      ------------      ------------       ------------        -------------
         $177,526,099      $146,770,796      $204,062,758      $109,825,673       $ 85,443,129          $34,133,698
         ============      ============      ============      ============       ============        =============

         $      10.88      $      13.69      $      10.59      $      11.56       $       9.30          $     10.97
         ============      ============      ============      ============       ============        =============
         $      10.78      $      11.96      $      10.58      $      11.60       $       8.97          $      9.83
         ============      ============      ============      ============       ============        =============
         $      10.80      $      13.57      $      10.50      $      11.36       $       9.05          $     10.95
         ============      ============      ============      ============       ============        =============
         $      10.78      $      13.57      $      10.57      $      11.54       $       9.28          $     10.94
         ============      ============      ============      ============       ============        =============
         $      10.66      $      13.22      $      10.57      $      11.24       $       8.92          $     10.51
         ============      ============      ============      ============       ============        =============
         $      10.64      $      13.22      $      10.48      $      11.30       $       8.94          $     10.72
         ============      ============      ============      ============       ============        =============
         $      10.63      $      11.29      $      10.33      $       9.99       $      10.75          $     11.27
         ============      ============      ============      ============       ============        =============
         $      10.63      $      11.25      $      10.37      $      10.07       $      11.27          $     11.03
         ============      ============      ============      ============       ============        =============
         $      10.58      $      11.43      $      10.31      $      10.04       $      10.98          $     11.16
         ============      ============      ============      ============       ============        =============

         $178,423,145      $147,856,807      $205,469,632      $109,016,221       $100,414,572        $  33,921,137
         ============      ============      ============      ============       ============        =============


         MAINSTAY VP
          HIGH YIELD
          CORPORATE
            BOND--
        SERVICE CLASS
-----------------------

         $581,015,383
                   --

              440,876



              728,083
               38,617
         ------------
         $580,689,559
         ============



         $ 89,028,207
           24,528,531
          156,331,645
          164,586,341
           13,159,422
          121,258,867
            2,682,383
            4,853,724
            4,260,439
         ------------
         $580,689,559
         ============

         $      14.90
         ============
         $      11.90
         ============
         $      14.64
         ============
         $      14.93
         ============
         $      14.44
         ============
         $      14.56
         ============
         $      11.09
         ============
         $      10.95
         ============
         $      10.92
         ============

         $594,187,201
         ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2009




                                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                            ICAP SELECT         INCOME         INTERNATIONAL
                                             EQUITY--          BUILDER--         EQUITY--
                                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                          --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $261,617,114       $35,909,906      $154,072,026
  Dividends due and accrued...........               --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          (41,925)           (8,842)           94,886

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
       charges........................          325,991            45,123           192,274
     Administrative charges...........           20,185             2,584            12,229
                                           ------------       -----------      ------------
       Total net assets...............     $261,229,013       $35,853,357      $153,962,409
                                           ============       ===========      ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:

     Series I Policies................     $ 54,060,623       $ 8,694,140      $ 31,245,405
     Series II Policies...............        7,479,025         1,030,787         4,381,273
     Series III Policies..............       61,666,352        10,696,229        34,201,124
     Series IV Policies...............       79,618,180         7,964,541        48,476,932
     Series V Policies................        3,584,409           372,777         3,162,492
     Series VI Policies...............       52,820,844         6,825,630        31,140,454
     Series VII Policies..............          255,460            35,974           122,527
     Series VIII Policies.............          994,164           171,209           669,421
     Series IX Policies...............          749,956            62,070           562,781
                                           ------------       -----------      ------------
       Total net assets...............     $261,229,013       $35,853,357      $153,962,409
                                           ============       ===========      ============

     Series I variable accumulation
       unit value.....................     $      12.40       $     11.70      $      16.47
                                           ============       ===========      ============
     Series II variable accumulation
       unit value.....................     $      10.08       $     10.45      $      12.30
                                           ============       ===========      ============
     Series III variable accumulation
       unit value.....................     $      12.22       $     11.54      $      16.01
                                           ============       ===========      ============
     Series IV variable accumulation
       unit value.....................     $      12.33       $     11.80      $      16.23
                                           ============       ===========      ============
     Series V variable accumulation
       unit value.....................     $      11.95       $     11.22      $      15.41
                                           ============       ===========      ============
     Series VI variable accumulation
       unit value.....................     $      12.10       $     11.27      $      15.63
                                           ============       ===========      ============
     Series VII variable accumulation
       unit value.....................     $      11.08       $     10.56      $      10.92
                                           ============       ===========      ============
     Series VIII variable accumulation
       unit value.....................     $      10.80       $     10.49      $      11.02
                                           ============       ===========      ============
     Series IX variable accumulation
       unit value.....................     $      10.76       $     10.88      $      11.00
                                           ============       ===========      ============

Identified Cost of Investment.........     $297,913,341       $43,230,130      $188,994,462
                                           ============       ===========      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                                                                     MAINSTAY VP
         MAINSTAY VP         MAINSTAY VP         MAINSTAY VP           MODERATE          MAINSTAY VP
          LARGE CAP            MID CAP             MODERATE             GROWTH             S&P 500            MAINSTAY VP
           GROWTH--             CORE--           ALLOCATION--        ALLOCATION--          INDEX--          U.S. SMALL CAP--
        SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------


         $66,356,895         $166,153,004        $260,118,806        $207,230,258        $161,716,839          $70,151,654
                  --                   --                  --                  --                  --                   --

             150,268              (37,776)            144,014             120,566             (20,524)            (106,238)



              82,404              207,106             317,747             247,176             200,497               86,591
               5,022               13,128              20,438              19,075              13,064                5,763
         -----------         ------------        ------------        ------------        ------------         ------------
         $66,419,737         $165,894,994        $259,924,635        $207,084,573        $161,482,754          $69,953,062
         ===========         ============        ============        ============        ============         ============




         $11,372,531         $ 38,255,086        $ 73,038,973        $ 76,703,055        $ 38,320,912          $17,090,784
           1,880,136            3,309,720          13,104,281           4,466,691           2,513,382            1,173,546
          14,140,007           40,224,559          60,368,495          36,778,348          41,819,540           16,732,982
          21,833,515           47,814,963          66,986,382          53,175,587          46,510,958           20,846,048
           1,522,618            2,226,023           3,611,438           1,576,708           2,684,122              779,843
          14,154,128           33,454,286          39,843,525          31,722,463          29,213,908           12,945,834
             207,388               35,639             608,075             114,633              67,717               27,839
             757,892              383,373           1,348,262           1,746,208             200,530              235,629
             551,522              191,345           1,015,204             800,880             151,685              120,557
         -----------         ------------        ------------        ------------        ------------         ------------
         $66,419,737         $165,894,994        $259,924,635        $207,084,573        $161,482,754          $69,953,062
         ===========         ============        ============        ============        ============         ============

         $     11.44         $      14.45        $      10.42        $       9.96        $      11.40          $     14.25
         ===========         ============        ============        ============        ============         ============
         $     11.75         $      10.30        $      10.23        $       9.72        $       9.48          $     11.68
         ===========         ============        ============        ============        ============         ============
         $     11.28         $      14.18        $      10.23        $       9.74        $      11.21          $     13.89
         ===========         ============        ============        ============        ============         ============
         $     11.39         $      14.32        $      10.34        $       9.89        $      11.36          $     14.19
         ===========         ============        ============        ============        ============         ============
         $     10.79         $      14.04        $      10.16        $       9.51        $      11.08          $     13.61
         ===========         ============        ============        ============        ============         ============
         $     11.16         $      13.96        $      10.17        $       9.69        $      11.14          $     14.12
         ===========         ============        ============        ============        ============         ============
         $     11.62         $      11.27        $      10.82        $      10.68        $      10.80          $     11.19
         ===========         ============        ============        ============        ============         ============
         $     11.43         $      11.28        $      10.73        $      10.82        $      11.28          $     10.94
         ===========         ============        ============        ============        ============         ============
         $     11.32         $      11.49        $      10.74        $      10.89        $      11.17          $     11.08
         ===========         ============        ============        ============        ============         ============

         $64,486,871         $186,518,834        $271,833,529        $232,549,437        $174,582,125         $ 74,277,592
         ===========         ============        ============        ============        ============         ============


      ALGER AMERICAN
         SMALLCAP
         GROWTH--
      CLASS S SHARES
--------------------

        $36,767,447
                 --
            (39,301)



             46,419
              3,100
       ------------
        $36,678,627
       ============




        $ 8,565,838
            394,633
          8,904,119
         11,713,751
            268,831
          6,831,455
                 --
                 --
                 --
       ------------
        $36,678,627
       ============

        $     16.42
       ============
        $     12.16
       ============
        $     16.20
       ============
        $     16.29
       ============
        $     15.71
       ============
        $     16.05
       ============
        $        --
       ============
        $        --
       ============
        $        --
       ============

       $ 37,101,873
       ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2009



                                                 COLUMBIA SMALL
                                                    CAP VALUE        DREYFUS IP
                                                 FUND, VARIABLE      TECHNOLOGY      FIDELITY(R) VIP
                                                    SERIES--          GROWTH--       CONTRAFUND(R)--
                                                     CLASS B       SERVICE SHARES    SERVICE CLASS 2
                                                 ---------------------------------------------------

ASSETS:
  Investments, at net asset value.............     $37,680,746       $35,403,471       $265,187,623
  Dividends due and accrued...................              --                --                 --
  Net receivable from (payable to) New York
     Life Insurance and Annuity Corporation...         (53,858)           43,875            197,407

LIABILITIES:
  Liability to New York Life Insurance and
  Annuity Corporation for:
     Mortality and expense risk charges.......          47,007            43,554            330,651
     Administrative charges...................           3,363             3,055             22,003
                                                   -----------       -----------       ------------
       Total net assets.......................     $37,576,518       $35,400,737       $265,032,376
                                                   ===========       ===========       ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies........................     $11,528,228       $ 8,172,271       $ 55,589,975
     Series II Policies.......................       1,234,807           842,559          6,450,342
     Series III Policies......................       7,503,996         7,357,018         55,501,195
     Series IV Policies.......................      10,523,409        11,941,437         87,847,652
     Series V Policies........................         718,251           528,463          5,350,514
     Series VI Policies.......................       5,918,564         5,857,166         52,337,735
     Series VII Policies......................          24,603            86,096            283,272
     Series VIII Policies.....................          90,296           392,028          1,095,103
     Series IX Policies.......................          34,364           223,699            576,588
                                                   -----------       -----------       ------------
       Total net assets.......................     $37,576,518       $35,400,737       $265,032,376
                                                   ===========       ===========       ============

     Series I variable accumulation unit
       value..................................     $     10.89       $     12.33       $      14.65
                                                   ===========       ===========       ============
     Series II variable accumulation unit
       value..................................     $     10.46       $     11.36       $      11.24
                                                   ===========       ===========       ============
     Series III variable accumulation unit
       value..................................     $     10.75       $     12.09       $      14.35
                                                   ===========       ===========       ============
     Series IV variable accumulation unit
       value..................................     $     10.80       $     12.21       $      14.77
                                                   ===========       ===========       ============
     Series V variable accumulation unit
       value..................................     $     10.57       $     11.87       $      14.00
                                                   ===========       ===========       ============
     Series VI variable accumulation unit
       value..................................     $     10.64       $     11.96       $      14.10
                                                   ===========       ===========       ============
     Series VII variable accumulation unit
       value..................................     $     10.56       $     10.89       $      11.31
                                                   ===========       ===========       ============
     Series VIII variable accumulation unit
       value..................................     $     11.24       $     11.82       $      11.28
                                                   ===========       ===========       ============
     Series IX variable accumulation unit
       value..................................     $     10.59       $     11.68       $      11.19
                                                   ===========       ===========       ============

Identified Cost of Investment.................     $45,903,407       $31,076,799       $355,839,510
                                                   ===========       ===========       ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









      FIDELITY(R) VIP                         JANUS ASPEN       JANUS ASPEN
          EQUITY-        FIDELITY(R) VIP       BALANCED          WORLDWIDE      MFS(R) INVESTORS    MFS(R) RESEARCH
          INCOME--          MID CAP--         PORTFOLIO--       PORTFOLIO--      TRUST SERIES--         SERIES--
      SERVICE CLASS 2    SERVICE CLASS 2    SERVICE SHARES    SERVICE SHARES      SERVICE CLASS      SERVICE CLASS
-------------------------------------------------------------------------------------------------------------------


        $113,827,236       $158,743,120      $129,639,017       $30,375,893        $7,252,668          $8,047,748
                  --                 --                --                --                --                  --

              20,813             75,366            37,821             8,622               (88)                 34

             141,619            192,605           159,806            37,655             8,987               9,942
               9,033             13,714            10,343             2,536               566                 647
        ------------       ------------      ------------       -----------        ----------          ----------
        $113,697,397       $158,612,167      $129,506,689       $30,344,324        $7,243,027          $8,037,193
        ============       ============      ============       ===========        ==========          ==========

        $ 24,621,630       $ 51,009,540      $ 26,614,226       $ 7,429,689        $1,581,462          $1,919,051
           3,127,610          3,429,391         4,052,883           798,522           117,897              99,857
          26,443,655         32,850,680        30,493,662         7,165,615         2,069,157           2,129,523
          34,286,817         42,512,794        40,440,356         9,117,604         2,205,276           2,301,359
           2,068,081          2,143,676         3,316,183           383,037            79,465             134,481
          22,319,758         25,276,186        23,028,757         5,087,630         1,150,868           1,417,198
              97,080            201,507           161,799            65,060                --               1,696
             422,901            748,518           949,744           169,807            38,304              32,784
             309,865            439,875           449,079           127,360               598               1,244
        ------------       ------------      ------------       -----------        ----------          ----------
        $113,697,397       $158,612,167      $129,506,689       $30,344,324        $7,243,027          $8,037,193
        ============       ============      ============       ===========        ==========          ==========

        $      11.23       $      16.68      $      14.47       $     11.44        $    12.44          $    13.01
        ============       ============      ============       ===========        ==========          ==========
        $       8.95       $      14.91      $      13.08       $      9.59        $    10.56          $    10.45
        ============       ============      ============       ===========        ==========          ==========
        $      10.95       $      16.42      $      14.37       $     11.22        $    12.37          $    12.77
        ============       ============      ============       ===========        ==========          ==========
        $      11.15       $      16.84      $      14.42       $     11.32        $    12.52          $    12.66
        ============       ============      ============       ===========        ==========          ==========
        $      10.94       $      15.51      $      14.06       $     10.92        $    12.17          $    12.70
        ============       ============      ============       ===========        ==========          ==========
        $      10.91       $      16.56      $      14.15       $     10.92        $    12.19          $    12.87
        ============       ============      ============       ===========        ==========          ==========
        $      11.06       $      11.43      $      10.85       $     10.66        $    10.00          $    10.75
        ============       ============      ============       ===========        ==========          ==========
        $      10.61       $      11.23      $      10.86       $     11.01        $    10.91          $    11.07
        ============       ============      ============       ===========        ==========          ==========
        $      10.92       $      11.14      $      10.82       $     10.76        $     9.91          $    11.19
        ============       ============      ============       ===========        ==========          ==========

        $156,418,146       $188,842,686      $124,198,924       $32,688,838        $7,659,615          $8,166,825
        ============       ============      ============       ===========        ==========          ==========


      MFS(R) UTILITIES
          SERIES--
        SERVICE CLASS
----------------------


        $369,435,206
                  --
              (7,251)



             461,420
              30,288
        ------------
        $368,936,247
        ============



        $117,441,324
          10,909,740
          79,799,645
          83,066,020
           5,451,161
          69,677,506
             526,216
           1,090,007
             974,628
        ------------
        $368,936,247
        ============

        $      20.80
        ============
        $      18.53
        ============
        $      21.66
        ============
        $      21.95
        ============
        $      21.51
        ============
        $      21.43
        ============
        $      11.15
        ============
        $      11.33
        ============
        $      11.20
        ============

        $441,093,527
        ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2009



                                            NEUBERGER                         VAN KAMPEN'S
                                           BERMAN AMT                         UIF EMERGING
                                             MID-CAP                             MARKETS
                                             GROWTH         T. ROWE PRICE        EQUITY
                                           PORTFOLIO--      EQUITY INCOME      PORTFOLIO--
                                             CLASS S        PORTFOLIO--II       CLASS II
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $22,722,458      $144,054,102      $125,446,720
  Dividends due and accrued...........              --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................             619            52,993           (78,679)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
       charges........................          28,255           180,048           159,261
     Administrative charges...........           1,916            11,603             9,904
                                           -----------      ------------      ------------
       Total net assets...............     $22,692,906      $143,915,444      $125,198,876
                                           ===========      ============      ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $ 6,345,419      $ 27,088,610      $ 27,625,100
     Series II Policies...............         414,679         3,121,038         3,417,509
     Series III Policies..............       4,629,636        29,592,301        28,341,957
     Series IV Policies...............       6,408,997        47,933,319        36,128,448
     Series V Policies................         365,452         3,792,847         1,591,501
     Series VI Policies...............       4,265,655        31,721,559        26,658,960
     Series VII Policies..............          17,357           116,267           261,369
     Series VIII Policies.............          93,404           285,925           720,060
     Series IX Policies...............         152,307           263,578           453,972
                                           -----------      ------------      ------------
       Total net assets...............     $22,692,906      $143,915,444      $125,198,876
                                           ===========      ============      ============

     Series I variable accumulation
       unit value.....................     $     13.70      $      11.94      $      29.40
                                           ===========      ============      ============
     Series II variable accumulation
       unit value.....................     $     11.63      $       9.67      $      18.73
                                           ===========      ============      ============
     Series III variable accumulation
       unit value.....................     $     13.63      $      11.76      $      27.97
                                           ===========      ============      ============
     Series IV variable accumulation
       unit value.....................     $     14.17      $      11.94      $      29.19
                                           ===========      ============      ============
     Series V variable accumulation
       unit value.....................     $     13.60      $      11.55      $      22.04
                                           ===========      ============      ============
     Series VI variable accumulation
       unit value.....................     $     13.69      $      11.65      $      27.83
                                           ===========      ============      ============
     Series VII variable accumulation
       unit value.....................     $     11.03      $      11.08      $      12.05
                                           ===========      ============      ============
     Series VIII variable accumulation
       unit value.....................     $     11.72      $      10.88      $      11.36
                                           ===========      ============      ============
     Series IX variable accumulation
       unit value.....................     $     11.23      $      10.97      $      11.46
                                           ===========      ============      ============

Identified Cost of Investment.........     $26,405,819      $180,009,151      $148,896,388
                                           ===========      ============      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III











        VICTORY VIF
        DIVERSIFIED
          STOCK--
      CLASS A SHARES
--------------------

       $ 20,792,306
                 --

             (2,300)



             25,241
              2,014
       ------------
        $20,762,751
       ============


        $ 6,155,738
          1,033,467
          3,164,585
          7,073,814
            630,039
          2,629,034
              8,032
             49,125
             18,917
       ------------
        $20,762,751
       ============
        $     11.20
       ============
        $      9.89
       ============
        $     10.97
       ============
        $     10.87
       ============
        $     10.61
       ============
        $     10.88
       ============
        $     10.24
       ============
        $     10.80
       ============
        $     11.02
       ============
        $25,564,200
       ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2009





                                                                            MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP       COMMON
                                              BOND--           CASH           STOCK--
                                           INITIAL CLASS    MANAGEMENT     INITIAL CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $  5,900,653    $     206,164   $  2,146,500
  Mortality and expense risk charges....     (1,752,754)      (5,888,076)    (1,345,751)
  Administrative charges................       (147,515)        (392,344)      (142,330)
                                           ------------    -------------   ------------
       Net investment income (loss).....      4,000,384       (6,074,256)       658,419
                                           ------------    -------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     25,578,692      329,689,895     16,288,472
  Cost of investments sold..............    (25,482,208)    (329,674,172)   (27,349,082)
                                           ------------    -------------   ------------
       Net realized gain (loss) on
          investments...................         96,484           15,723    (11,060,610)
  Realized gain distribution received...        482,520               --             --
  Change in unrealized appreciation
     (depreciation) on investments......      3,110,965          (12,058)    30,149,162
                                           ------------    -------------   ------------
       Net gain (loss) on investments...      3,689,969            3,665     19,088,552
                                           ------------    -------------   ------------
          Net increase (decrease) in net
            assets resulting  from
            operations..................   $  7,690,353    $  (6,070,591)  $ 19,746,971
                                           ============    =============   ============








                                            MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                             LARGE CAP        MID CAP         MID CAP
                                             GROWTH--         CORE--         GROWTH--
                                           INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $         --    $    169,823    $         --
  Mortality and expense risk charges....       (569,666)       (482,542)       (466,838)
  Administrative charges................        (56,407)        (41,888)        (41,216)
                                           ------------    ------------    ------------
       Net investment income (loss)            (626,073)       (354,607)       (508,054)
                                           ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      8,409,496       7,543,130      49,459,239
  Cost of investments sold..............    (10,218,485)    (12,567,418)    (63,213,658)
                                           ------------    ------------    ------------
       Net realized gain (loss) on
          investments...................     (1,808,989)     (5,024,288)    (13,754,419)
  Realized gain distribution received...             --              --         700,803
  Change in unrealized appreciation
     (depreciation)  on investments.....     16,661,705      16,592,467      23,009,060
                                           ------------    ------------    ------------
       Net gain (loss) on investments...     14,852,716      11,568,179       9,955,444
                                           ------------    ------------    ------------
          Net increase (decrease) in net
            assets resulting  from
            operations..................   $ 14,226,643    $ 11,213,572    $  9,447,390
                                           ============    ============    ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                                                        MAINSTAY VP
                                        MAINSTAY VP     HIGH YIELD      MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
        MAINSTAY VP     MAINSTAY VP       GROWTH         CORPORATE      ICAP SELECT       INCOME        INTERNATIONAL
       CONVERTIBLE--   GOVERNMENT--      EQUITY--         BOND--         EQUITY--        BUILDER--        EQUITY--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
----------------------------------------------------------------------------------------------------------------------


       $  2,244,758    $  4,003,073    $    671,117    $ 27,622,612    $  2,750,607    $  2,991,078     $  4,442,255
         (1,362,053)     (1,611,599)     (1,428,330)     (4,667,629)     (2,038,029)     (1,081,112)        (857,710)
           (124,497)       (138,692)       (163,398)       (433,843)       (190,133)       (117,111)         (74,765)
       ------------    ------------    ------------    ------------    ------------    ------------     ------------
            758,208       2,252,782        (920,611)     22,521,140         522,445       1,792,855        3,509,780
       ------------    ------------    ------------    ------------    ------------    ------------     ------------


         17,073,184      41,297,268      16,097,382      52,338,159      26,563,889      15,493,842       14,994,358
        (20,393,386)    (38,972,850)    (25,676,095)    (63,703,394)    (43,418,670)    (25,838,196)     (18,123,025)
       ------------    ------------    ------------    ------------    ------------    ------------     ------------
         (3,320,202)      2,324,418      (9,578,713)    (11,365,235)    (16,854,781)    (10,344,354)      (3,128,667)
                 --         106,587              --              --              --              --               --

         39,954,197      (4,798,178)     42,385,296     108,333,669      52,493,923      25,130,571        9,599,861
       ------------    ------------    ------------    ------------    ------------    ------------     ------------
         36,633,995      (2,367,173)     32,806,583      96,968,434      35,639,142      14,786,217        6,471,194
       ------------    ------------    ------------    ------------    ------------    ------------     ------------

       $ 37,392,203    $   (114,391)   $ 31,885,972    $119,489,574    $ 36,161,587    $ 16,579,072     $  9,980,974
       ============    ============    ============    ============    ============    ============     ============








        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP   ALGER AMERICAN    CVS CALVERT      DREYFUS IP
          MID CAP         S&P 500        SMALL CAP      U.S. SMALL       SMALLCAP         SOCIAL         TECHNOLOGY
          VALUE--         INDEX--        GROWTH--          CAP--         GROWTH--        BALANCED         GROWTH--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS  CLASS O SHARES     PORTFOLIO     INITIAL SHARES
----------------------------------------------------------------------------------------------------------------------


       $   2,235,903   $  5,870,639    $         --     $        --     $        --     $   509,258      $    44,017
            (666,262)    (2,722,334)       (228,048)       (220,393)       (441,575)       (328,803)        (157,939)
             (56,007)      (282,428)        (19,858)        (17,734)        (44,272)        (27,646)         (12,775)
       -------------   ------------    ------------     -----------     -----------     -----------      -----------
           1,513,634      2,865,877        (247,906)       (238,127)       (485,847)        152,809         (126,697)
       -------------   ------------    ------------     -----------     -----------     -----------      -----------


          72,176,258     34,757,066      23,950,102       2,944,066       6,698,166       4,373,722        2,119,705
        (102,183,850)   (50,577,296)    (37,370,537)     (4,852,783)     (4,773,953)     (5,543,615)      (2,361,328)
       -------------   ------------    ------------     -----------     -----------     -----------      -----------
         (30,007,592)   (15,820,230)    (13,420,435)     (1,908,717)      1,924,213      (1,169,893)        (241,623)
                  --             --              --              --              --              --               --

          38,734,729     59,489,898      16,947,247       7,559,405      10,828,233       6,105,348        5,440,825
       -------------   ------------    ------------     -----------     -----------     -----------      -----------
           8,727,137     43,669,668       3,526,812       5,650,688      12,752,446       4,935,455        5,199,202
       -------------   ------------    ------------     -----------     -----------     -----------      -----------

       $  10,240,771   $ 46,535,545    $  3,278,906     $ 5,412,561     $12,266,599     $ 5,088,264      $ 5,072,505
       =============   ============    ============     ===========     ===========     ===========      ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2009






                                            FIDELITY(R)     FIDELITY(R)      JANUS ASPEN
                                                VIP             VIP           BALANCED
                                              CONTRA-         EQUITY-        PORTFOLIO--
                                             FUND(R)--       INCOME--       INSTITUTIONAL
                                           INITIAL CLASS   INITIAL CLASS       SHARES
                                          ------------------------------------------------


INVESTMENT INCOME (LOSS):
  Dividend income.......................   $  2,591,586    $  1,842,440     $  8,013,874
  Mortality and expense risk charges....     (2,475,721)     (1,100,131)      (3,496,475)
  Administrative charges................       (246,406)       (102,170)        (358,622)
                                           ------------    ------------     ------------
       Net investment income (loss).....       (130,541)        640,139        4,158,777
                                           ------------    ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     34,409,945      17,352,621       45,953,255
  Cost of investments sold..............    (48,014,653)    (26,420,737)     (44,263,897)
                                           ------------    ------------     ------------
       Net realized gain (loss) on
          investments...................    (13,604,708)     (9,068,116)       1,689,358
  Realized gain distribution received...         51,365              --       10,295,412
  Change in unrealized appreciation
     (depreciation) on investments......     69,553,146      29,222,014       41,848,354
                                           ------------    ------------     ------------
       Net gain (loss) on investments...     55,999,803      20,153,898       53,833,124
                                           ------------    ------------     ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................   $ 55,869,262    $ 20,794,037     $ 57,991,901
                                           ============    ============     ============






                                                                            VAN KAMPEN'S
                                                                            UIF EMERGING
                                           T. ROWE PRICE      VAN ECK      MARKETS EQUITY
                                           EQUITY INCOME     WORLDWIDE       PORTFOLIO--
                                             PORTFOLIO      HARD ASSETS        CLASS I
                                          ------------------------------------------------


INVESTMENT INCOME (LOSS):
  Dividend income.......................   $  1,752,275    $    680,014     $         --
  Mortality and expense risk charges....     (1,188,314)     (4,007,028)        (719,129)
  Administrative charges................        (98,729)       (261,460)         (67,165)
                                           ------------    ------------     ------------
       Net investment income (loss).....        465,232      (3,588,474)        (786,294)
                                           ------------    ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     20,993,239      41,618,456       20,638,933
  Cost of investments sold..............    (25,968,692)    (53,034,426)     (27,524,048)
                                           ------------    ------------     ------------
       Net realized gain (loss) on
          investments...................     (4,975,453)    (11,415,970)      (6,885,115)
  Realized gain distribution received...             --       1,348,502               --
  Change in unrealized appreciation
     (depreciation) on investments......     23,097,463     132,002,301       35,349,080
                                           ------------    ------------     ------------
       Net gain (loss) on investments ..     18,122,010     121,934,833       28,463,965
                                           ------------    ------------     ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................   $ 18,587,242    $118,346,359     $ 27,677,671
                                           ============    ============     ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                                                                         NEUBERGER
        JANUS ASPEN                                                     BERMAN AMT         ROYCE           ROYCE
         WORLDWIDE        MFS(R)          MFS(R)          MFS(R)          MID-CAP        MICRO-CAP       SMALL-CAP
        PORTFOLIO--      INVESTORS       RESEARCH        UTILITIES        GROWTH        PORTFOLIO--     PORTFOLIO--
       INSTITUTIONAL  TRUST SERIES--     SERIES--        SERIES--       PORTFOLIO--     INVESTMENT      INVESTMENT
          SHARES       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS      CLASS I          CLASS           CLASS
--------------------------------------------------------------------------------------------------------------------


       $  1,127,623     $   204,521     $   194,186     $   153,338      $      --     $         --    $         --
         (1,017,808)       (158,218)       (171,515)        (44,312)       (39,754)        (715,152)       (606,354)
           (114,533)        (13,904)        (16,453)         (1,974)        (2,111)         (51,608)        (43,893)
       ------------     -----------     -----------     -----------      ---------     ------------    ------------
             (4,718)         32,399           6,218         107,052        (41,865)        (766,760)       (650,247)
       ------------     -----------     -----------     -----------      ---------     ------------    ------------


         11,767,600       2,977,235       2,669,716         992,138        934,563        9,445,087       8,374,533
        (22,481,126)     (3,233,833)     (2,882,401)     (1,443,003)      (913,574)     (17,626,370)    (12,792,394)
       ------------     -----------     -----------     -----------      ---------     ------------    ------------
        (10,713,526)       (256,598)       (212,685)       (450,865)        20,989       (8,181,283)     (4,417,861)
                 --              --              --              --             --               --              --

         35,352,902       2,861,362       3,512,103       1,137,200        710,582       31,989,259      17,743,605
       ------------     -----------     -----------     -----------      ---------     ------------    ------------
         24,639,376       2,604,764       3,299,418         686,335        731,571       23,807,976      13,325,744
       ------------     -----------     -----------     -----------      ---------     ------------    ------------

       $ 24,634,658     $ 2,637,163     $ 3,305,636     $   793,387      $ 689,706     $ 23,041,216    $ 12,675,497
       ============     ===========     ===========     ===========      =========     ============    ============







The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2009




                                                                            MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP       COMMON
                                            BALANCED--        BOND--          STOCK--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $  2,341,048    $  5,804,108     $   658,214
  Mortality and expense risk charges....     (1,166,666)     (1,871,999)       (528,590)
  Administrative charges................        (74,757)       (107,846)        (34,944)
                                           ------------    ------------     -----------
       Net investment income (loss).....      1,099,625       3,824,263          94,680
                                           ------------    ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     16,265,085      25,103,382       4,996,716
  Cost of investments sold..............    (20,221,390)    (24,399,989)     (8,185,399)
                                           ------------    ------------     -----------
       Net realized gain (loss) on
          investments...................     (3,956,305)        703,393      (3,188,683)
  Realized gain distribution received...             --         497,520              --
  Change in unrealized appreciation
     (depreciation)
     on investments.....................     18,145,512       2,080,802      10,142,645
                                           ------------    ------------     -----------
       Net gain (loss) on investments...     14,189,207       3,281,715       6,953,962
                                           ------------    ------------     -----------
          Net increase (decrease) in net
            assets resulting
            from operations.............   $ 15,288,832    $  7,105,978     $ 7,048,642
                                           ============    ============     ===========








                                            MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                            ICAP SELECT       INCOME       INTERNATIONAL
                                             EQUITY--        BUILDER--       EQUITY--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------


INVESTMENT INCOME (LOSS):
  Dividend income.......................   $  2,437,178     $ 1,076,056    $  9,416,309
  Mortality and expense risk charges....     (2,221,352)       (465,459)     (1,962,186)
  Administrative charges................       (135,538)        (26,418)       (123,486)
                                           ------------     -----------    ------------
       Net investment income (loss).....         80,288         584,179       7,330,637
                                           ------------     -----------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     15,286,715       4,292,853      16,572,041
  Cost of investments sold..............    (24,583,824)     (6,257,009)    (21,941,793)
                                           ------------     -----------    ------------
       Net realized gain (loss) on
          investments...................     (9,297,109)     (1,964,156)     (5,369,752)
  Realized gain distribution received...             --              --              --
  Change in unrealized appreciation
     (depreciation)
     on investments.....................     44,464,523       7,618,325      19,734,308
                                           ------------     -----------    ------------
       Net gain (loss) on investments...     35,167,414       5,654,169      14,364,556
                                           ------------     -----------    ------------
          Net increase (decrease) in net
            assets resulting
            from operations.............   $ 35,247,702     $ 6,238,348    $ 21,695,193
                                           ============     ===========    ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                                                                                                        MAINSTAY VP
        MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP     MAINSTAY VP     HIGH YIELD
       CONSERVATIVE     MAINSTAY VP      FLOATING       MAINSTAY VP       GROWTH          GROWTH         CORPORATE
       ALLOCATION--    CONVERTIBLE--      RATE--       GOVERNMENT--    ALLOCATION--      EQUITY--         BOND--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
--------------------------------------------------------------------------------------------------------------------


       $  4,655,247    $  2,400,010    $  5,305,023     $  3,993,391   $  1,533,091     $    80,879    $ 37,078,181
         (2,163,111)     (1,653,945)     (2,242,290)      (1,832,144)      (985,564)       (431,957)     (6,623,559)
           (127,122)        (93,478)       (134,512)        (107,917)       (80,284)        (26,214)       (355,266)
       ------------    ------------    ------------     ------------   ------------     -----------    ------------
          2,365,014         652,587       2,928,221        2,053,330        467,243        (377,292)     30,099,356
       ------------    ------------    ------------     ------------   ------------     -----------    ------------


         23,252,535      10,932,629      20,885,451       57,158,370      9,530,773       3,958,345      25,875,835
        (27,018,508)    (15,404,237)    (25,195,601)     (53,699,728)   (13,957,324)     (4,612,264)    (32,470,038)
       ------------    ------------    ------------     ------------   ------------     -----------    ------------
         (3,765,973)     (4,471,608)     (4,310,150)       3,458,642     (4,426,551)       (653,919)     (6,594,203)
          2,810,159              --              --          112,405      1,410,501              --              --

         26,147,251      44,227,878      38,343,805       (6,118,420)    19,672,294       9,351,213     123,221,977
       ------------    ------------    ------------     ------------   ------------     -----------    ------------
         25,191,437      39,756,270      34,033,655       (2,547,373)    16,656,244       8,697,294     116,627,774
       ------------    ------------    ------------     ------------   ------------     -----------    ------------

       $ 27,556,451    $ 40,408,857    $ 36,961,876     $   (494,043)  $ 17,123,487     $ 8,320,002    $146,727,130
       ============    ============    ============     ============   ============     ===========    ============







                                                                                        MAINSTAY VP
        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MODERATE       MAINSTAY VP
         LARGE CAP        MID CAP         MID CAP         MID CAP        MODERATE         GROWTH          S&P 500
         GROWTH--         CORE--         GROWTH--         VALUE--      ALLOCATION--    ALLOCATION--       INDEX--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
--------------------------------------------------------------------------------------------------------------------


        $        --    $    153,056    $          --   $   3,083,753   $  5,861,107    $  4,673,614    $  3,545,946
           (746,888)     (1,083,470)        (990,907)     (1,105,593)    (3,007,121)     (2,424,601)     (2,015,595)
            (45,874)        (67,985)         (61,744)        (70,008)      (195,380)       (184,651)       (130,030)
        -----------    ------------    -------------   -------------   ------------    ------------    ------------
           (792,762)       (998,399)      (1,052,651)      1,908,152      2,658,606       2,064,362       1,400,321
        -----------    ------------    -------------   -------------   ------------    ------------    ------------


          7,756,517       9,808,248       96,416,394     109,333,530     24,504,375      25,315,643      17,091,231
         (9,149,678)    (17,424,805)    (127,679,080)   (159,257,198)   (29,753,666)    (34,451,141)    (21,586,572)
        -----------    ------------    -------------   -------------   ------------    ------------    ------------
         (1,393,161)     (7,616,557)     (31,262,686)    (49,923,668)    (5,249,291)     (9,135,498)     (4,495,341)
                 --              --        1,437,318              --      4,779,659       3,833,246              --

         18,831,244      32,016,241       49,164,767      64,249,991     40,877,860      44,015,122      34,298,524
        -----------    ------------    -------------   -------------   ------------    ------------    ------------
         17,438,083      24,399,684       19,339,399      14,326,323     40,408,228      38,712,870      29,803,183
        -----------    ------------    -------------   -------------   ------------    ------------    ------------

        $16,645,321    $ 23,401,285    $  18,286,748   $  16,234,475   $ 43,066,834    $ 40,777,232    $ 31,203,504
        ===========    ============    =============   =============   ============    ============    ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2009





                                            MAINSTAY VP     MAINSTAY VP   ALGER AMERICAN
                                             SMALL CAP      U.S. SMALL       SMALLCAP
                                             GROWTH--          CAP--         GROWTH--
                                           SERVICE CLASS   SERVICE CLASS  CLASS S SHARES
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $         --     $        --     $        --
  Mortality and expense risk charges....       (461,843)       (397,538)       (455,026)
  Administrative charges................        (31,027)        (25,840)        (30,008)
                                           ------------     -----------     -----------
       Net investment income (loss).....       (492,870)       (423,378)       (485,034)
                                           ------------     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     44,839,773       4,146,816       4,773,163
  Cost of investments sold..............    (71,901,890)     (7,524,181)     (5,037,446)
                                           ------------     -----------     -----------
       Net realized gain (loss) on
          investments...................    (27,062,117)     (3,377,365)       (264,283)
  Realized gain distribution received...             --              --              --
  Change in unrealized appreciation
     (depreciation) on investments......     33,847,737      12,935,715      12,111,206
                                           ------------     -----------     -----------
       Net gain (loss) on investments...      6,785,620       9,558,350      11,846,923
                                           ------------     -----------     -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................   $  6,292,750     $ 9,134,972     $11,361,889
                                           ============     ===========     ===========







                                              MFS(R)          MFS(R)          MFS(R)
                                             INVESTORS       RESEARCH        UTILITIES
                                          TRUST SERIES--     SERIES--        SERIES--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $    81,004     $    80,346    $ 14,322,903
  Mortality and expense risk charges....        (88,214)        (99,714)     (4,484,925)
  Administrative charges................         (5,690)         (6,216)       (292,073)
                                            -----------     -----------    ------------
       Net investment income (loss).....        (12,900)        (25,584)      9,545,905
                                            -----------     -----------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....        975,473       1,300,225      42,078,676
  Cost of investments sold..............     (1,186,966)     (1,478,879)    (55,570,106)
                                            -----------     -----------    ------------
       Net realized gain (loss) on
          investments...................       (211,493)       (178,654)    (13,491,430)
  Realized gain distribution received...             --              --              --
  Change in unrealized appreciation
     (depreciation) on investments......      1,645,766       1,963,908      88,794,224
                                            -----------     -----------    ------------
       Net gain (loss) on investments...      1,434,273       1,785,254      75,302,794
                                            -----------     -----------    ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $ 1,421,373     $ 1,759,670    $ 84,848,699
                                            ===========     ===========    ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                                        FIDELITY(R)     FIDELITY(R)
      COLUMBIA SMALL                        VIP             VIP         FIDELITY(R)
         CAP VALUE      DREYFUS IP        CONTRA-         EQUITY-           VIP         JANUS ASPEN     JANUS ASPEN
      FUND, VARIABLE    TECHNOLOGY       FUND(R)--       INCOME--        MID CAP--       BALANCED        WORLDWIDE
         SERIES--        GROWTH--      SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    PORTFOLIO--     PORTFOLIO--
          CLASS B     SERVICE SHARES         2               2               2        SERVICE SHARES  SERVICE SHARES
--------------------------------------------------------------------------------------------------------------------


       $    300,825     $    37,993    $  2,663,171    $  2,059,271    $    622,116    $  3,106,297     $   315,572
           (460,804)       (349,329)     (3,230,125)     (1,420,006)     (1,910,357)     (1,622,222)       (350,426)
            (32,980)        (25,090)       (215,407)        (90,700)       (135,995)       (105,054)        (23,469)
       ------------     -----------    ------------    ------------    ------------    ------------     -----------
           (192,959)       (336,426)       (782,361)        548,565      (1,424,236)      1,379,021         (58,323)
       ------------     -----------    ------------    ------------    ------------    ------------     -----------


          5,958,664       3,201,444      25,100,514      14,373,420      20,385,844      14,850,331       3,030,123
        (10,141,760)     (3,613,640)    (38,316,977)    (25,793,141)    (30,243,486)    (14,742,266)     (3,741,463)
       ------------     -----------    ------------    ------------    ------------    ------------     -----------
         (4,183,096)       (412,196)    (13,216,463)    (11,419,721)     (9,857,642)        108,065        (711,340)
             62,221              --          64,772              --         717,685       4,084,293              --

         11,362,599      11,494,786      80,733,063      35,730,190      53,792,156      18,479,322       8,327,395
       ------------     -----------    ------------    ------------    ------------    ------------     -----------
          7,241,724      11,082,590      67,581,372      24,310,469      44,652,199      22,671,680       7,616,055
       ------------     -----------    ------------    ------------    ------------    ------------     -----------

       $  7,048,765     $10,746,164    $ 66,799,011    $ 24,859,034    $ 43,227,963    $ 24,050,701     $ 7,557,732
       ============     ===========    ============    ============    ============    ============     ===========






         NEUBERGER
        BERMAN AMT                     VAN KAMPEN'S
          MID-CAP                      UIF EMERGING     VICTORY VIF
          GROWTH       T. ROWE PRICE  MARKETS EQUITY    DIVERSIFIED
        PORTFOLIO--    EQUITY INCOME    PORTFOLIO--       STOCK--
          CLASS S      PORTFOLIO--II     CLASS II     CLASS A SHARES
--------------------------------------------------------------------


        $        --    $  2,180,489    $         --     $   148,327
           (281,058)     (1,826,729)     (1,336,938)       (255,263)
            (19,171)       (118,279)        (83,504)        (20,170)
        -----------    ------------    ------------     -----------
           (300,229)        235,481      (1,420,442)       (127,106)
        -----------    ------------    ------------     -----------


          4,528,009      18,813,155      15,277,760       3,655,268
         (6,548,046)    (27,845,867)    (26,462,990)     (5,999,203)
        -----------    ------------    ------------     -----------
         (2,020,037)     (9,032,712)    (11,185,230)     (2,343,935)
                 --              --              --              --

          7,394,665      36,284,042      59,959,794       6,649,364
        -----------    ------------    ------------     -----------
          5,374,628      27,251,330      48,774,564       4,305,429
        -----------    ------------    ------------     -----------


        $ 5,074,399    $ 27,486,811    $ 47,354,122     $ 4,178,323
        ===========    ============    ============     ===========






The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2009
and December 31, 2008






                                                       MAINSTAY VP                           MAINSTAY VP
                                                         BOND--                                 CASH
                                                      INITIAL CLASS                          MANAGEMENT
                                           ----------------------------------    ----------------------------------
                                                 2009               2008               2009               2008
                                           ------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss).......     $  4,000,384       $  3,982,521      $  (6,074,256)     $   2,048,886
     Net realized gain (loss) on
       investments......................           96,484            333,230             15,723             10,904
     Realized gain distribution
       received.........................          482,520             43,056                 --                 --
     Change in unrealized appreciation
       (depreciation)
       on investments...................        3,110,965         (1,641,778)           (12,058)            15,509
                                             ------------       ------------      -------------      -------------

       Net increase (decrease) in net
          assets resulting
          from operations...............        7,690,353          2,717,029         (6,070,591)         2,075,299
                                             ------------       ------------      -------------      -------------

  Contributions and (Withdrawals):
     Payments received from
       policyowners.....................          832,941          1,446,517         40,337,474         70,622,293
     Policyowners' surrenders...........      (16,047,256)       (24,660,476)       (91,321,492)      (116,943,972)
     Policyowners' annuity and death
       benefits.........................       (1,663,446)        (2,080,294)        (1,955,866)        (2,406,323)
     Net transfers from (to) Fixed
       Account..........................       (2,269,905)        (3,879,159)       (47,060,900)       (18,205,589)
     Transfers between Investment
       Divisions........................        3,664,833          7,556,558       (109,451,383)       307,461,634
                                             ------------       ------------      -------------      -------------


       Net contributions and
          (withdrawals).................      (15,482,833)       (21,616,854)      (209,452,167)       240,528,043
                                             ------------       ------------      -------------      -------------

     Increase (decrease) attributable to
       New York Life Insurance and
       Annuity Corporation charges
       retained by the Separate
       Account..........................           (5,512)           (11,363)              (174)           (17,407)
                                             ------------       ------------      -------------      -------------

          Increase (decrease) in net
            assets......................       (7,797,992)       (18,911,188)      (215,522,932)       242,585,935
NET ASSETS:
     Beginning of year..................      137,704,923        156,616,111        524,660,629        282,074,694
                                             ------------       ------------      -------------      -------------

     End of year........................     $129,906,931       $137,704,923      $ 309,137,697      $ 524,660,629
                                             ============       ============      =============      =============







                                                       MAINSTAY VP
                                                       HIGH YIELD                            MAINSTAY VP
                                                        CORPORATE                            ICAP SELECT
                                                         BOND--                               EQUITY--
                                                      INITIAL CLASS                         INITIAL CLASS
                                           ----------------------------------    ----------------------------------
                                                 2009               2008               2009               2008
                                           ------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss).......     $ 22,521,140      $  29,071,036       $    522,445      $  (1,299,987)
     Net realized gain (loss) on
       investments......................      (11,365,235)        16,315,740        (16,854,781)         1,000,951
     Realized gain distribution
       received.........................               --                 --                 --          7,256,685
     Change in unrealized appreciation
       (depreciation)
       on investments...................      108,333,669       (151,655,313)        52,493,923       (104,506,413)
                                             ------------      -------------       ------------      -------------

       Net increase (decrease) in net
          assets resulting
          from operations...............      119,489,574       (106,268,537)        36,161,587        (97,548,764)
                                             ------------      -------------       ------------      -------------

  Contributions and (Withdrawals):
     Payments received from
       policyowners.....................        3,867,000          3,348,537          1,347,270          1,437,594
     Policyowners' surrenders...........      (37,811,479)       (64,662,503)       (14,793,901)       (21,880,207)
     Policyowners' annuity and death
       benefits.........................       (4,798,765)        (6,180,991)        (1,887,130)        (1,808,640)
     Net transfers from (to) Fixed
       Account..........................       (5,128,571)       (12,498,363)        (3,535,198)        (4,264,992)
     Transfers between Investment
       Divisions........................       31,644,906        (25,955,965)        55,316,567        176,773,315
                                             ------------      -------------       ------------      -------------

       Net contributions and
          (withdrawals).................      (12,226,909)      (105,949,285)        36,447,608        150,257,070
                                             ------------      -------------       ------------      -------------
     Increase (decrease) attributable to
       New York Life Insurance and
       Annuity Corporation charges
       retained by the Separate
       Account..........................         (108,736)           104,747            (23,391)           126,759
                                             ------------      -------------       ------------      -------------

          Increase (decrease) in net
            assets......................      107,153,929       (212,113,075)        72,585,804         52,835,065
NET ASSETS:
     Beginning of year..................      296,546,768        508,659,843        147,887,670         95,052,605
                                             ------------      -------------       ------------      -------------


     End of year........................     $403,700,697      $ 296,546,768       $220,473,474      $ 147,887,670
                                             ============      =============       ============      =============





Not all investment divisions are available under all policies.



The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III














               MAINSTAY VP
                  COMMON                       MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
                 STOCK--                      CONVERTIBLE--                    GOVERNMENT--                  GROWTH EQUITY--
              INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- -------------------------------
           2009            2008            2009            2008            2009            2008            2009            2008
------------------------------------------------------------------------------------------------------------------------------------



       $    658,419   $     (54,870)   $    758,208    $    820,336    $  2,252,782    $  2,147,330    $   (920,611)  $  (1,441,917)

        (11,060,610)     (7,295,597)     (3,320,202)      3,482,364       2,324,418         407,351      (9,578,713)    (14,558,958)
                 --      20,521,366              --      16,148,073         106,587              --              --              --

         30,149,162     (84,981,298)     39,954,197     (74,957,584)     (4,798,178)      7,521,582      42,385,296     (62,644,898)
       ------------   -------------    ------------    ------------    ------------    ------------    ------------   -------------


         19,746,971     (71,810,399)     37,392,203     (54,506,811)       (114,391)     10,076,263      31,885,972     (78,645,773)
       ------------   -------------    ------------    ------------    ------------    ------------    ------------   -------------


            735,373       1,784,132         792,305       1,351,179       1,417,972       2,247,377       1,206,731       2,135,253
         (8,523,718)    (21,526,980)    (10,775,207)    (20,388,561)    (13,856,802)    (20,822,731)     (9,327,689)    (21,478,182)
         (1,133,833)     (1,672,928)     (1,537,690)     (1,491,369)     (1,901,824)     (1,656,233)     (1,218,840)     (2,297,433)
         (1,929,024)     (3,010,628)     (2,141,413)     (2,712,951)     (3,691,279)     (2,391,777)     (1,236,598)     (3,135,824)
         (3,340,917)    (13,313,547)      3,318,835         413,871     (12,226,212)     37,590,960      (3,464,200)    (11,005,858)
       ------------   -------------    ------------    ------------    ------------    ------------    ------------   -------------


        (14,192,119)    (37,739,951)    (10,343,170)    (22,827,831)    (30,258,145)     14,967,596     (14,040,596)    (35,782,044)
       ------------   -------------    ------------    ------------    ------------    ------------    ------------   -------------


            (10,611)        151,126         (29,804)         82,317           1,119         (17,297)        (24,090)        166,913
       ------------   -------------    ------------    ------------    ------------    ------------    ------------   -------------

          5,544,241    (109,399,224)     27,019,229     (77,252,325)    (30,371,417)     25,026,562      17,821,286    (114,260,904)



        108,917,918     218,317,142      91,464,267     168,716,592     135,440,380     110,413,818     107,856,166     222,117,070
       ------------   -------------    ------------    ------------    ------------    ------------    ------------   -------------

       $114,462,159   $ 108,917,918    $118,483,496    $ 91,464,267    $105,068,963    $135,440,380    $125,677,452   $ 107,856,166
       ============   =============    ============    ============    ============    ============    ============   =============







                                               MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
               MAINSTAY VP                    INTERNATIONAL                     LARGE CAP                        MID CAP
             INCOME BUILDER--                    EQUITY--                        GROWTH--                         CORE--
              INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- -------------------------------
           2009            2008            2009            2008            2009            2008            2009            2008
------------------------------------------------------------------------------------------------------------------------------------




       $  1,792,855    $  2,038,498    $  3,509,780    $   (103,084)   $  (626,073)    $   (817,898)   $  (354,607)    $   (586,167)
        (10,344,354)     (9,637,418)     (3,128,667)      5,758,055     (1,808,989)      (2,800,536)    (5,024,288)       1,652,222
                 --      14,756,141              --      10,538,638             --               --             --        5,558,295

         25,130,571     (44,999,670)      9,599,861     (46,688,390)    16,661,705      (24,976,644)    16,592,467      (32,315,925)
       ------------    ------------    ------------    ------------    -----------     ------------    -----------     ------------


         16,579,072     (37,842,449)      9,980,974     (30,494,781)    14,226,643      (28,595,078)    11,213,572      (25,691,575)
       ------------    ------------    ------------    ------------    -----------     ------------    -----------     ------------



            569,088       1,030,496         463,525       1,112,282        411,997          775,656        319,482          578,715
         (8,959,473)    (18,544,143)     (7,084,796)    (11,974,848)    (4,567,317)      (8,433,364)    (3,196,789)      (6,094,739)
         (1,421,216)     (2,429,982)       (629,409)       (659,283)      (389,539)        (365,781)      (335,014)        (339,934)
         (1,688,683)     (2,781,092)     (1,195,803)     (2,321,043)      (743,461)        (942,120)      (882,985)        (983,179)
         (2,227,116)     (7,648,159)     (3,673,374)     (9,730,687)     1,710,312        3,908,051     40,793,966       (6,073,741)
       ------------    ------------    ------------    ------------    -----------     ------------    -----------     ------------

        (13,727,400)    (30,372,880)    (12,119,857)    (23,573,579)    (3,578,008)      (5,057,558)    36,698,660      (12,912,878)
       ------------    ------------    ------------    ------------    -----------     ------------    -----------     ------------



            (13,439)         72,983          (7,180)         77,809        (10,814)          55,056         (6,771)          50,775
       ------------    ------------    ------------    ------------    -----------     ------------    -----------     ------------

          2,838,233     (68,142,346)     (2,146,063)    (53,990,551)    10,637,821      (33,597,580)    47,905,461      (38,553,678)

         86,454,370     154,596,716      70,226,943     124,217,494     39,464,051       73,061,631     30,963,310       69,516,988
       ------------    ------------    ------------    ------------    -----------     ------------    -----------     ------------


       $ 89,292,603    $ 86,454,370    $ 68,080,880    $ 70,226,943    $50,101,872     $ 39,464,051    $78,868,771     $ 30,963,310
       ============    ============    ============    ============    ===========     ============    ===========     ============






The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2009
and December 31, 2008




                                          MAINSTAY VP                      MAINSTAY VP
                                            MID CAP                          MID CAP
                                           GROWTH--                          VALUE--
                                         INITIAL CLASS                    INITIAL CLASS
                                 ----------------------------    ------------------------------
                                     2009            2008            2009             2008
                                 --------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
     Net investment income
       (loss).................   $   (508,054)   $   (955,169)   $  1,513,634     $     57,505
     Net realized gain (loss)
       on investments.........    (13,754,419)      5,821,485     (30,007,592)       4,769,631
     Realized gain
       distribution received..        700,803       5,880,897              --       11,888,144
     Change in unrealized
       appreciation
       (depreciation)
       on investments.........     23,009,060     (47,167,847)     38,734,729      (51,282,950)
                                 ----- ------    ----- ------    ----- ------     ------------
       Net increase (decrease)
          in net assets
          resulting
          from operations.....      9,447,390     (36,420,634)     10,240,771      (34,567,670)
                                 ----- ------    ----- ------    ----- ------     ------------
  Contributions and
     (Withdrawals):
     Payments received from
       policyowners...........        277,632         895,263         404,311        1,062,755
     Policyowners'
       surrenders.............     (2,977,245)     (7,839,755)     (4,861,496)     (12,188,889)
     Policyowners' annuity and
       death benefits.........       (356,652)       (572,431)       (466,708)        (752,537)
     Net transfers from (to)
       Fixed Account..........       (569,417)     (1,447,986)     (1,551,919)      (1,986,191)
     Transfers between
       Investment Divisions...    (44,017,023)    (10,536,046)    (63,602,476)     (12,895,714)
                                 ----- ------    ----- ------    ----- ------     ------------
       Net contributions and
          (withdrawals).......    (47,642,705)    (19,500,955)    (70,078,288)     (26,760,576)
                                 ----- ------    ----- ------    ----- ------     ------------
     Increase (decrease)
       attributable to New
       York Life Insurance and
       Annuity Corporation
       charges retained by the
       Separate Account.......         (6,258)         79,041          (5,391)          82,773
                                 ----- ------    ----- ------    ----- ------     ------------
          Increase (decrease)
            in net assets.....    (38,201,573)    (55,842,548)    (59,842,908)     (61,245,473)
NET ASSETS:
     Beginning of year........     38,201,573      94,044,121      59,842,908      121,088,381
                                 ----- ------    ----- ------    ----- ------     ------------
     End of year..............   $         --    $ 38,201,573    $         --     $ 59,842,908
                                 ===== ======    ===== ======    ===== ======     ============









                                        ALGER AMERICAN                     CVS CALVERT
                                       SMALLCAP GROWTH--                 SOCIAL BALANCED
                                        CLASS O SHARES                      PORTFOLIO
                                 ----------------------------    ------------------------------
                                     2009            2008            2009             2008
                                 --------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
     Net investment income
       (loss).................    $  (485,847)   $   (768,988)    $   152,809     $    290,959
     Net realized gain (loss)
       on investments.........      1,924,213       6,177,487      (1,169,893)        (415,684)
     Realized gain
       distribution received..             --         754,608              --          436,805
     Change in unrealized
       appreciation
       (depreciation)
       on investments.........     10,828,233     (38,799,764)      6,105,348      (12,411,451)
                                  -----------    ----- ------     -----------     ------------
       Net increase (decrease)
          in net assets
          resulting
          from operations.....     12,266,599     (32,636,657)      5,088,264      (12,099,371)
                                  -----------    ----- ------     -----------     ------------
  Contributions and
     (Withdrawals):
     Payments received from
       policyowners...........        188,695         420,459         840,477        1,402,174
     Policyowners'
       surrenders.............     (3,411,368)     (7,645,903)     (1,785,803)      (3,704,424)
     Policyowners' annuity and
       death benefits.........       (283,304)       (319,680)       (210,365)        (245,659)
     Net transfers from (to)
       Fixed Account..........       (552,150)     (1,132,171)       (660,019)        (398,099)
     Transfers between
       Investment Divisions...     (1,892,264)     (5,137,850)       (874,806)      (1,732,654)
                                  -----------    ----- ------     -----------     ------------
       Net contributions and
          (withdrawals).......     (5,950,391)    (13,815,145)     (2,690,516)      (4,678,662)
                                  -----------    ----- ------     -----------     ------------
     Increase (decrease)
       attributable to New
       York Life Insurance and
       Annuity Corporation
       charges retained by the
       Separate Account.......         (8,147)         71,900          (4,061)          21,445
                                  -----------    ----- ------     -----------     ------------
          Increase (decrease)
            in net assets.....      6,308,061     (46,379,902)      2,393,687      (16,756,588)
NET ASSETS:
     Beginning of year........     31,906,220      78,286,122      23,360,503       40,117,091
                                  -----------    ----- ------     -----------     ------------
     End of year..............    $38,214,281    $ 31,906,220     $25,754,190     $ 23,360,503
                                  ===========    ===== ======     ===========     ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










               MAINSTAY VP                     MAINSTAY VP
                 S&P 500                        SMALL CAP                      MAINSTAY VP                     MAINSTAY VP
                 INDEX--                         GROWTH--                    U.S. SMALL CAP--                    VALUE--
              INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- -------------------------------
           2009            2008            2009            2008            2009            2008            2009            2008
------------------------------------------------------------------------------------------------------------------------------------




       $  2,865,877   $   2,390,101    $   (247,906)   $   (446,158)   $  (238,127)    $   (300,115)       $--        $   3,670,253
        (15,820,230)     (8,954,771)    (13,420,435)       (266,959)    (1,908,717)       1,744,205         --             (424,436)
                 --              --              --       5,874,902             --        4,454,843         --           25,516,232

         59,489,898    (139,684,515)     16,947,247     (20,125,928)     7,559,405      (19,014,028)        --          (32,632,144)
       ------------   -------------    ------------    ------------    -----------     ------------        ---        -------------



         46,535,545    (146,249,185)      3,278,906     (14,964,143)     5,412,561      (13,115,095)        --           (3,870,095)
       ------------   -------------    ------------    ------------    -----------     ------------        ---        -------------

          1,724,049       3,024,719         143,833         333,869        126,420          157,359         --              942,572
        (18,424,294)    (44,440,936)     (1,696,042)     (3,825,303)    (1,491,921)      (2,458,209)        --          (10,470,929)
         (2,989,655)     (4,113,455)        (83,818)       (135,305)       (63,012)         (83,728)        --           (1,037,863)
         (3,663,476)     (6,887,110)       (257,542)       (534,344)      (157,516)        (291,161)        --             (758,807)
         (5,677,316)    (21,549,996)    (20,916,891)     (2,887,794)    21,307,720       (1,601,570)        --         (188,061,550)
       ------------   -------------    ------------    ------------    -----------     ------------        ---        -------------


        (29,030,692)    (73,966,778)    (22,810,460)     (7,048,877)    19,721,691       (4,277,309)        --         (199,386,577)
       ------------   -------------    ------------    ------------    -----------     ------------        ---        -------------



            (29,439)        305,886          (1,596)         31,883         (3,579)          29,120         --               30,686
       ------------   -------------    ------------    ------------    -----------     ------------        ---        -------------

         17,475,414    (219,910,077)    (19,533,150)    (21,981,137)    25,130,673      (17,363,284)        --         (203,225,986)



        215,730,855     435,640,932      19,533,150      41,514,287     12,370,073       29,733,357         --          203,225,986
       ------------   -------------    ------------    ------------    -----------     ------------        ---        -------------

       $233,206,269   $ 215,730,855    $         --    $ 19,533,150    $37,500,746     $ 12,370,073        $--        $          --
       ============   =============    ============    ============    ===========     ============        ===        =============







                                                                                                               JANUS ASPEN
                DREYFUS IP                                                                                       BALANCED
                TECHNOLOGY                   FIDELITY(R) VIP                 FIDELITY(R) VIP                   PORTFOLIO--
                 GROWTH--                    CONTRAFUND(R)--                 EQUITY-INCOME--                  INSTITUTIONAL
              INITIAL SHARES                  INITIAL CLASS                   INITIAL CLASS                       SHARES
     ------------------------------- ------------------------------- ------------------------------- -------------------------------
           2009            2008            2009            2008            2009            2008            2009            2008
------------------------------------------------------------------------------------------------------------------------------------




       $  (126,697)    $   (197,018)   $   (130,541)  $  (1,539,798)   $    640,139   $   1,128,201    $  4,158,777   $   3,905,161
          (241,623)          52,018     (13,604,708)     (5,272,947)     (9,068,116)     (4,927,728)      1,689,358       7,383,070

                --               --          51,365       9,123,567              --         156,054      10,295,412      23,955,202

         5,440,825       (6,927,336)     69,553,146    (160,163,753)     29,222,014     (69,921,292)     41,848,354     (96,728,193)
       -----------     ------------    ------------   -------------    ------------   -------------    ------------   -------------


         5,072,505       (7,072,336)     55,869,262    (157,852,931)     20,794,037     (73,564,765)     57,991,901     (61,484,760)
       -----------     ------------    ------------   -------------    ------------   -------------    ------------   -------------


           149,568          195,827       1,796,504       2,934,110         619,840       1,511,505       2,061,818       3,435,815
        (1,082,248)      (1,778,278)    (17,722,675)    (41,021,716)     (8,337,387)    (21,367,579)    (27,544,198)    (50,352,623)
           (45,290)         (49,758)     (1,839,307)     (2,446,459)       (989,092)     (2,324,975)     (3,447,589)     (4,553,212)
          (199,638)        (435,151)     (2,794,333)     (5,271,213)     (2,055,219)     (3,526,171)     (6,229,695)     (7,828,721)
         3,543,543       (1,089,566)     (9,345,974)    (12,950,870)     (3,328,936)    (10,405,422)     (2,617,455)    (13,552,387)
       -----------     ------------    ------------   -------------    ------------   -------------    ------------   -------------


         2,365,935       (3,156,926)    (29,905,785)    (58,756,148)    (14,090,794)    (36,112,642)    (37,777,119)    (72,851,128)
       -----------     ------------    ------------   -------------    ------------   -------------    ------------   -------------




            (4,071)          17,170         (39,972)        328,666         (14,637)        155,827         (45,150)        128,426
       -----------     ------------    ------------   -------------    ------------   -------------    ------------   -------------

         7,434,369      (10,212,092)     25,923,505    (216,280,413)      6,688,606    (109,521,580)     20,169,632    (134,207,462)


         8,590,053       18,802,145     186,282,143     402,562,556      84,729,316     194,250,896     267,978,753     402,186,215
       -----------     ------------    ------------   -------------    ------------   -------------    ------------   -------------

       $16,024,422     $  8,590,053    $212,205,648   $ 186,282,143    $ 91,417,922   $  84,729,316    $288,148,385   $ 267,978,753
       ===========     ============    ============   =============    ============   =============    ============   =============






The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2009
and December 31, 2008


                                                       JANUS ASPEN
                                                        WORLDWIDE
                                                       PORTFOLIO--                        MFS(R) INVESTORS
                                                      INSTITUTIONAL                        TRUST SERIES--
                                                         SHARES                             INITIAL CLASS
                                           ----------------------------------    ----------------------------------
                                                 2009               2008               2009               2008
                                           ------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss).......     $     (4,718)      $   (319,442)      $    32,399        $   (108,742)
     Net realized gain (loss) on
       investments......................      (10,713,526)       (12,721,385)         (256,598)            483,018
     Realized gain distribution
       received.........................               --                 --                --           1,304,063
     Change in unrealized appreciation
       (depreciation)
       on investments...................       35,352,902        (56,562,279)        2,861,362          (8,735,636)
                                             ------------       ------------       -----------        ------------

       Net increase (decrease) in net
          assets resulting
          from operations...............       24,634,658        (69,603,106)        2,637,163          (7,057,297)
                                             ------------       ------------       -----------        ------------

  Contributions and (Withdrawals):
     Payments received from
       policyowners.....................          829,031          1,529,147            47,336             152,820
     Policyowners' surrenders...........       (6,460,880)       (17,172,623)       (1,749,938)         (3,139,987)
     Policyowners' annuity and death
       benefits.........................         (873,003)        (1,100,392)         (203,663)           (158,090)
     Net transfers from (to) Fixed
       Account..........................       (1,223,639)        (1,940,675)         (224,343)           (468,298)
     Transfers between Investment
       Divisions........................       (2,139,405)        (6,670,026)         (363,204)           (221,046)
                                             ------------       ------------       -----------        ------------


       Net contributions and
          (withdrawals).................       (9,867,896)       (25,354,569)       (2,493,812)         (3,834,601)
                                             ------------       ------------       -----------        ------------

     Increase (decrease) attributable to
       New York Life Insurance and
       Annuity Corporation charges
       retained by the
       Separate Account.................          (20,663)           139,179            (1,978)             14,946
                                             ------------       ------------       -----------        ------------

          Increase (decrease) in net
            assets......................       14,746,099        (94,818,496)          141,373         (10,876,952)

NET ASSETS:
     Beginning of year..................       75,869,044        170,687,540        12,422,084          23,299,036
                                             ------------       ------------       -----------        ------------


     End of year........................     $ 90,615,143       $ 75,869,044       $12,563,457        $ 12,422,084
                                             ============       ============       ===========        ============







                                                          ROYCE
                                                        SMALL-CAP                           T. ROWE PRICE
                                                       PORTFOLIO--                          EQUITY INCOME
                                                    INVESTMENT CLASS                          PORTFOLIO
                                           ----------------------------------    ----------------------------------
                                                 2009               2008               2009               2008
                                           ------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss).......     $  (650,247)       $   (355,346)      $    465,232       $  1,171,835
     Net realized gain (loss) on
       investments......................      (4,417,861)         (1,075,272)        (4,975,453)         3,216,674
     Realized gain distribution
       received.........................              --           3,942,541                 --          4,700,431
     Change in unrealized appreciation
       (depreciation)
       on investments...................      17,743,605         (17,410,803)        23,097,463        (71,549,215)
                                             -----------        ------------       ------------       ------------

       Net increase (decrease) in net
          assets resulting
          from operations...............      12,675,497         (14,898,880)        18,587,242        (62,460,275)
                                             -----------        ------------       ------------       ------------

  Contributions and (Withdrawals):
     Payments received from
       policyowners, net of reversals...       4,706,241           5,493,478            583,367          1,127,390
     Policyowners' surrenders...........      (2,580,850)         (3,413,807)        (8,988,406)       (21,190,262)
     Policyowners' annuity and death
       benefits.........................        (113,266)           (139,843)          (996,484)        (1,603,434)
     Net transfers from (to) Fixed
       Account..........................         981,279             979,945         (2,141,551)        (3,212,995)
     Transfers between Investment
       Divisions........................          92,887           7,199,786         (6,869,327)       (12,340,559)
                                             -----------        ------------       ------------       ------------


       Net contributions and
          (withdrawals).................       3,086,291          10,119,559        (18,412,401)       (37,219,860)
                                             -----------        ------------       ------------       ------------

     Increase (decrease) attributable to
       New York Life Insurance and
       Annuity Corporation charges
       retained by the
       Separate Account.................          (8,631)             19,014            (11,291)           139,311
                                             -----------        ------------       ------------       ------------

          Increase (decrease) in net
            assets......................      15,753,157          (4,760,307)           163,550        (99,540,824)

NET ASSETS:
     Beginning of year..................      38,085,709          42,846,016         94,376,971        193,917,795
                                             -----------        ------------       ------------       ------------


     End of year........................     $53,838,866        $ 38,085,709       $ 94,540,521       $ 94,376,971
                                             ===========        ============       ============       ============





Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                                                                                NEUBERGER
                                                                                  BERMAN
                                                                                   AMT                            ROYCE
             MFS(R) RESEARCH                 MFS(R) UTILITIES                    MID-CAP                        MICRO-CAP
                 SERIES--                        SERIES--                   GROWTH PORTFOLIO--                 PORTFOLIO--
              INITIAL CLASS                   INITIAL CLASS                      CLASS I                     INVESTMENT CLASS
     ------------------------------- ------------------------------- ------------------------------- -------------------------------
           2009            2008            2009            2008            2009            2008            2009            2008
------------------------------------------------------------------------------------------------------------------------------------



       $      6,218   $    (180,801)   $   107,052     $        664     $  (41,865)    $   (75,816)    $  (766,760)    $    705,856
           (212,685)        577,335       (450,865)         156,812         20,989         584,000      (8,181,283)      (2,542,480)
                 --              --             --          801,833             --              --              --        6,405,078


          3,512,103      (9,105,768)     1,137,200       (3,375,396)       710,582      (3,265,725)     31,989,259      (33,662,328)
       ------------   -------------    -----------     ------------     ----------     -----------     -----------     ------------


          3,305,636      (8,709,234)
                                           793,387       (2,416,087)       689,706      (2,757,541)     23,041,216      (29,093,874)
       ------------   -------------    -----------     ------------     ----------     -----------     -----------     ------------


            105,129         202,029         (2,040)            (398)        (2,107)         (1,002)      4,596,154        7,910,555
         (1,750,761)     (2,638,154)      (375,108)        (665,566)      (429,191)       (567,003)     (2,504,041)      (3,739,447)
           (110,151)       (237,998)       (59,948)         (83,142)       (51,819)        (50,185)       (226,501)        (262,337)
           (220,728)       (379,572)      (105,610)         (76,318)       (83,587)       (198,896)      1,514,316        1,690,847
           (167,094)     (1,417,578)      (244,987)         194,326       (170,504)       (702,044)      2,507,503         (991,396)
       ------------   -------------    -----------     ------------     ----------     -----------     -----------     ------------


         (2,143,605)     (4,471,273)
                                          (787,693)        (631,098)      (737,208)     (1,519,130)      5,887,431        4,608,222
       ------------   -------------    -----------     ------------     ----------     -----------     -----------     ------------



             (2,393)         19,309           (603)           4,921           (477)          6,274         (20,539)          48,770
       ------------   -------------    -----------     ------------     ----------     -----------     -----------     ------------

          1,159,638     (13,161,198)         5,091       (3,042,264)       (47,979)     (4,270,397)     28,908,108      (24,436,882)


         13,285,474      26,446,672      3,296,610        6,338,874      3,029,026       7,299,423      38,827,596       63,264,478
       ------------   -------------    -----------     ------------     ----------     -----------     -----------     ------------


       $ 14,445,112   $  13,285,474
                                       $ 3,301,701     $  3,296,610     $2,981,047     $ 3,029,026     $67,735,704     $ 38,827,596
       ============   =============    ===========     ============     ==========     ===========     ===========     ============



                                               VAN KAMPEN'S
                                               UIF EMERGING
                 VAN ECK                      MARKETS EQUITY
                WORLDWIDE                      PORTFOLIO--
               HARD ASSETS                       CLASS I
     ------------------------------- -------------------------------
           2009            2008            2009            2008
--------------------------------------------------------------------


       $ (3,588,474)  $  (4,862,829)   $  (786,294)    $ (1,226,573)
        (11,415,970)     24,936,392     (6,885,115)       9,623,604
          1,348,502      60,563,289             --       25,320,456

        132,002,301    (285,872,755)    35,349,080      (97,657,301)
       ------------   -------------    -----------     ------------


        118,346,359    (205,235,903)    27,677,671      (63,939,814)
       ------------   -------------    -----------     ------------


         17,125,252      34,984,709      1,100,482        1,091,053
        (17,463,171)    (30,089,786)    (4,711,711)     (10,968,645)
         (1,705,026)     (2,422,221)      (203,209)        (650,719)
          2,145,094       2,897,449       (459,149)      (1,246,218)
         17,045,081      (9,417,076)     5,589,137       (9,329,711)
       ------------   -------------    -----------     ------------


         17,147,230      (4,046,925)
                                         1,315,550      (21,104,240)
       ------------   -------------    -----------     ------------



            (92,618)        191,012        (27,910)         139,243
       ------------   -------------    -----------     ------------

        135,400,971    (209,091,816)    28,965,311      (84,904,811)

        215,461,437     424,553,253     42,021,503      126,926,314
       ------------   -------------    -----------     ------------

       $350,862,408   $ 215,461,437    $70,986,814     $ 42,021,503
       ============   =============    ===========     ============






The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2009
and December 31, 2008






                                                                     MAINSTAY VP                         MAINSTAY VP
                                                                     BALANCED--                            BOND--
                                                                    SERVICE CLASS                       SERVICE CLASS
                                                          --------------------------------    --------------------------------
                                                               2009              2008              2009              2008
                                                          --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)......................     $ 1,099,625      $ (1,687,742)     $  3,824,263      $  3,388,949
     Net realized gain (loss) on investments...........      (3,956,305)       (2,317,530)          703,393           534,931
     Realized gain distribution received...............              --           321,293           497,520            38,220
     Change in unrealized appreciation (depreciation)
       on investments..................................      18,145,512       (28,530,196)        2,080,802        (2,103,117)
                                                            -----------      ------------      ------------      ------------
       Net increase (decrease) in net assets resulting
          from operations..............................      15,288,832       (32,214,175)        7,105,978         1,858,983
                                                            -----------      ------------      ------------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners...............       2,592,329         4,899,088        11,077,121        14,334,440
     Policyowners' surrenders..........................      (5,685,449)       (8,593,698)       (7,791,104)       (8,407,006)
     Policyowners' annuity and death benefits..........      (1,292,771)         (984,975)         (829,697)         (798,879)
     Net transfers from (to) Fixed Account.............        (999,638)         (487,426)        2,411,936         1,353,245
     Transfers between Investment Divisions............      (4,384,916)      (18,732,648)        5,133,373        11,562,819
                                                            -----------      ------------      ------------      ------------
       Net contributions and (withdrawals).............      (9,770,445)      (23,899,659)       10,001,629        18,044,619
                                                            -----------      ------------      ------------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges
       retained by the Separate Account................         (10,784)           60,622            (5,472)           (8,328)
                                                            -----------      ------------      ------------      ------------

          Increase (decrease) in net assets............       5,507,603       (56,053,212)       17,102,135        19,895,274

NET ASSETS:
     Beginning of year.................................      81,366,178       137,419,390       124,094,069       104,198,795
                                                            -----------      ------------      ------------      ------------

     End of year.......................................     $86,873,781      $ 81,366,178      $141,196,204      $124,094,069
                                                            ===========      ============      ============      ============






                                                                    MAINSTAY VP                         MAINSTAY VP
                                                                   GOVERNMENT--                           GROWTH
                                                                      SERVICE                          ALLOCATION--
                                                                       CLASS                           SERVICE CLASS
                                                         --------------------------------    --------------------------------
                                                              2009              2008              2009              2008
                                                         --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)......................   $  2,053,330      $  2,100,287       $   467,243      $   (770,468)
     Net realized gain (loss) on investments...........      3,458,642         1,028,692        (4,426,551)       (1,121,870)
     Realized gain distribution received...............        112,405                --         1,410,501         1,795,341
     Change in unrealized appreciation (depreciation)
       on investments..................................     (6,118,420)        5,829,147        19,672,294       (37,603,045)
                                                          ------------      ------------       -----------      ------------
       Net increase (decrease) in net assets resulting
          from operations..............................       (494,043)        8,958,126        17,123,487       (37,700,042)
                                                          ------------      ------------       -----------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners...............     10,058,451        15,399,234         8,370,478        14,854,382
     Policyowners' surrenders..........................     (9,824,821)       (8,141,142)       (4,058,268)       (4,597,435)
     Policyowners' annuity and death benefits..........     (1,046,218)         (668,744)         (482,343)         (164,385)
     Net transfers from (to) Fixed Account.............        998,569           850,436         1,269,989         1,400,922
     Transfers between Investment Divisions............    (30,719,918)       55,902,509           132,307         4,770,704
                                                          ------------      ------------       -----------      ------------
Net contributions and (withdrawals)....................    (30,533,937)       63,342,293         5,232,163        16,264,188
                                                          ------------      ------------       -----------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges
       retained by the Separate Account................          1,509           (14,428)          (12,110)           71,047
                                                          ------------      ------------       -----------      ------------
          Increase (decrease) in net assets............    (31,026,471)       72,285,991        22,343,540       (21,364,807)
NET ASSETS:
     Beginning of year.................................    140,852,144        68,566,153        63,099,589        84,464,396
                                                          ------------      ------------       -----------      ------------
     End of year.......................................   $109,825,673      $140,852,144       $85,443,129      $ 63,099,589
                                                          ============      ============       ===========      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










               MAINSTAY VP                     MAINSTAY VP                                             MAINSTAY VP
                  COMMON                       CONSERVATIVE                    MAINSTAY VP               FLOATING
                 STOCK--                       ALLOCATION--                   CONVERTIBLE--               RATE--
              SERVICE CLASS                   SERVICE CLASS                   SERVICE CLASS           SERVICE CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2009            2008            2009            2008            2009            2008            2009
--------------------------------------------------------------------------------------------------------------------



       $    94,680     $   (162,645)   $  2,365,014    $ (2,091,986)   $    652,587    $    545,934    $  2,928,221
        (3,188,683)         (25,460)     (3,765,973)     (1,226,307)     (4,471,608)       (677,732)     (4,310,150)
                --        6,779,198       2,810,159       1,111,099              --      14,988,906              --

        10,142,645      (29,380,870)     26,147,251     (28,100,620)     44,227,878     (63,992,685)     38,343,805
       -----------     ------------    ------------   -------------    ------------    ------------    ------------




         7,048,642      (22,789,777)     27,556,451     (30,307,814)     40,408,857     (49,135,577)     36,961,876
       -----------     ------------    ------------   -------------    ------------    ------------    ------------



         1,508,345        4,161,710      15,869,624      24,129,860      11,964,671      15,409,342      15,952,774

        (1,929,450)      (2,696,253)     (9,502,490)    (11,520,919)     (5,648,934)     (6,797,390)    (11,171,986)
          (160,836)        (134,505)     (1,528,397)     (1,208,098)     (1,108,090)       (713,658)     (1,224,145)
           161,418          433,388       1,002,932        (545,097)      2,469,624       1,929,067        (437,560)

          (998,525)      (4,833,983)     14,135,236      32,182,700      11,469,427       3,808,768      60,749,555
       -----------     ------------    ------------   -------------    ------------    ------------    ------------

        (1,419,048)      (3,069,643)     19,976,905      43,038,446      19,146,698      13,636,129      63,868,638
       -----------     ------------    ------------   -------------    ------------    ------------    ------------


            (4,026)          48,384         (22,466)         44,456         (33,402)         72,562         (36,654)
       -----------     ------------    ------------   -------------    ------------    ------------    ------------

         5,625,568      (25,811,036)     47,510,890      12,775,088      59,522,153     (35,426,886)    100,793,860


        36,464,908       62,275,944     130,015,209     117,240,121      87,248,643     122,675,529     103,268,898
       -----------     ------------    ------------   -------------    ------------    ------------    ------------

       $42,090,476     $ 36,464,908    $177,526,099   $ 130,015,209    $146,770,796    $ 87,248,643    $204,062,758
       ===========     ============    ============   =============    ============    ============    ============



       MAINSTAY VP
         FLOATING
          RATE--
      SERVICE CLASS
     ---------------
           2008
--------------------



      $   5,535,538
        (10,718,809)
                 --

        (32,651,441)
      -------------



        (37,834,712)
      -------------


          8,808,735

        (16,438,689)
         (1,222,325)
         (7,997,338)

        (47,205,595)
      -------------
        (64,055,212)
      -------------


             20,065
      -------------
       (101,869,859)

        205,138,757
      -------------
      $ 103,268,898
      =============





                                               MAINSTAY VP
                                                HIGH YIELD                     MAINSTAY VP             MAINSTAY VP
               MAINSTAY VP                      CORPORATE                      ICAP SELECT                INCOME
             GROWTH EQUITY--                      BOND--                         EQUITY--               BUILDER--
              SERVICE CLASS                   SERVICE CLASS                   SERVICE CLASS           SERVICE CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2009            2008            2009            2008            2009            2008            2009
--------------------------------------------------------------------------------------------------------------------



       $  (377,292)    $   (523,000)   $ 30,099,356   $  30,225,559    $     80,288    $ (1,521,924)   $   584,179
          (653,919)         504,376      (6,594,203)     (5,982,650)     (9,297,109)     (1,998,700)    (1,964,156)
                --               --              --              --              --       6,292,554             --

         9,351,213      (19,518,828)    123,221,977    (136,995,894)     44,464,523     (84,454,876)     7,618,325
       -----------     ------------    ------------   -------------    ------------    ------------    -----------

         8,320,002      (19,537,452)    146,727,130    (112,752,985)     35,247,702     (81,682,946)     6,238,348
       -----------     ------------    ------------   -------------    ------------    ------------    -----------


         1,187,049        1,739,747      54,190,605      32,575,602      10,901,199      18,363,718      1,648,483

        (1,625,434)      (2,689,200)    (26,052,233)    (26,997,392)     (7,621,129)     (8,215,671)    (1,913,301)
          (119,946)        (212,134)     (3,629,877)     (3,909,581)     (1,182,400)       (790,115)      (230,993)
           (74,136)         (78,923)      9,747,692         165,254         905,559         634,886        (21,274)
        (1,367,153)      (3,154,451)     82,444,744     (39,341,931)     92,482,093      96,847,726       (687,016)
       -----------     ------------    ------------   -------------    ------------    ------------    -----------

        (1,999,620)      (4,394,961)    116,700,931     (37,508,048)     95,485,322     106,840,544     (1,204,101)
       -----------     ------------    ------------   -------------    ------------    ------------    -----------


            (6,819)          43,676        (142,043)        116,267         (23,794)        124,750         (5,448)
       -----------     ------------    ------------   -------------    ------------    ------------    -----------
         6,313,563      (23,888,737)    263,286,018    (150,144,766)    130,709,230      25,282,348      5,028,799


        27,820,135       51,708,872     317,403,541     467,548,307     130,519,783     105,237,435     30,824,558
       -----------     ------------    ------------   -------------    ------------    ------------    -----------

       $34,133,698     $ 27,820,135    $580,689,559   $ 317,403,541    $261,229,013    $130,519,783    $35,853,357
       ===========     ============    ============   =============    ============    ============    ===========





       MAINSTAY VP
          INCOME
        BUILDER--
      SERVICE CLASS
     ---------------
           2008
--------------------



        $    580,268
            (242,216)
           5,155,404

         (18,329,062)
      --------------
         (12,835,606)
      --------------

           2,420,595

          (2,616,060)
            (374,477)
            (544,160)
          (2,712,974)
      --------------
          (3,827,076)
      --------------

              25,562
      --------------
         (16,637,120)


          47,461,678
      --------------
      $   30,824,558
      ==============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2009
and December 31, 2008



                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                         INTERNATIONAL                         LARGE CAP
                                                                           EQUITY--                            GROWTH--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $  7,330,637      $   (587,985)      $  (792,762)     $   (807,006)
     Net realized gain (loss) on investments................      (5,369,752)        2,793,265        (1,393,161)          333,009
     Realized gain distribution received....................              --        20,194,937                --                --
     Change in unrealized appreciation (depreciation)  on
       investments..........................................      19,734,308       (77,213,383)       18,831,244       (25,878,635)
                                                                ------------      ------------       -----------      ------------
       Net increase (decrease) in net assets resulting  from
          operations........................................      21,695,193       (54,813,166)       16,645,321       (26,352,632)
                                                                ------------      ------------       -----------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       8,886,850        16,416,956         7,202,400         9,408,102
     Policyowners' surrenders...............................      (6,890,700)       (8,671,300)       (2,528,158)       (2,623,303)
     Policyowners' annuity and death benefits...............        (850,001)         (769,628)         (623,501)         (181,619)
     Net transfers from (to) Fixed Account..................         635,507         2,156,005           901,377         1,121,082
     Transfers between Investment Divisions.................      (5,744,561)      (19,758,147)        2,668,090        10,658,303
                                                                ------------      ------------       -----------      ------------
       Net contributions and (withdrawals)..................      (3,962,905)      (10,626,114)        7,620,208        18,382,565
                                                                ------------      ------------       -----------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         (16,456)          141,016           (13,142)           48,260
                                                                ------------      ------------       -----------      ------------
          Increase (decrease) in net assets.................      17,715,832       (65,298,264)       24,252,387        (7,921,807)
NET ASSETS:
     Beginning of year......................................     136,246,577       201,544,841        42,167,350        50,089,157
                                                                ------------      ------------       -----------      ------------
     End of year............................................    $153,962,409      $136,246,577       $66,419,737      $ 42,167,350
                                                                ============      ============       ===========      ============






                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                        MODERATE GROWTH                         S&P 500
                                                                         ALLOCATION--                           INDEX--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $  2,064,362      $ (2,105,938)     $  1,400,321      $    858,738
     Net realized gain (loss) on investments................      (9,135,498)       (2,898,117)       (4,495,341)        2,108,899
     Realized gain distribution received....................       3,833,246         3,252,253                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      44,015,122       (76,609,207)       34,298,524       (89,128,705)
                                                                ------------      ------------      ------------      ------------
       Net increase (decrease) in net assets resulting from
          operations........................................      40,777,232       (78,361,009)       31,203,504       (86,161,068)
                                                                ------------      ------------      ------------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      20,248,102        33,843,285         6,507,791         9,641,260
     Policyowners' surrenders...............................     (10,626,668)      (13,043,838)       (7,640,117)      (10,747,022)
     Policyowners' annuity and death benefits...............        (945,465)         (607,484)         (842,400)         (896,090)
     Net transfers from (to) Fixed Account..................         920,682         2,809,217          (338,433)        1,171,574
     Transfers between Investment Divisions.................      (2,933,249)       15,344,337        (2,296,820)      (11,214,312)
                                                                ------------      ------------      ------------      ------------
       Net contributions and (withdrawals)..................       6,663,402        38,345,517        (4,609,979)      (12,044,590)
                                                                ------------      ------------      ------------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         (31,081)          140,438           (21,021)          183,759
                                                                ------------      ------------      ------------      ------------
          Increase (decrease) in net assets.................      47,409,553       (39,875,054)       26,572,504       (98,021,899)
NET ASSETS:
     Beginning of year......................................     159,675,020       199,550,074       134,910,250       232,932,149
                                                                ------------      ------------      ------------      ------------
     End of year............................................    $207,084,573      $159,675,020      $161,482,754      $134,910,250
                                                                ============      ============      ============      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









               MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP             MAINSTAY VP
                 MID CAP                         MID CAP                         MID CAP                 MODERATE
                  CORE--                         GROWTH--                        VALUE--               ALLOCATION--
              SERVICE CLASS                   SERVICE CLASS                   SERVICE CLASS           SERVICE CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2009            2008            2009            2008            2009            2008            2009
--------------------------------------------------------------------------------------------------------------------




       $   (998,399)   $ (1,378,442)   $ (1,052,651)   $ (1,757,828)  $   1,908,152    $   (280,475)   $  2,658,606
         (7,616,557)       (828,624)    (31,262,686)      2,248,974     (49,923,668)     (2,577,938)     (5,249,291)
                 --      10,661,879       1,437,318      10,974,372              --      17,254,033       4,779,659

         32,016,241     (55,712,780)     49,164,767     (75,863,254)     64,249,991     (62,645,176)     40,877,860
       ------------    ------------    ------------    ------------   -------------    ------------    ------------

         23,401,285     (47,257,967)     18,286,748     (64,397,736)     16,234,475     (48,249,556)     43,066,834
       ------------    ------------    ------------    ------------   -------------    ------------    ------------

          3,220,879       6,293,088       2,816,589       6,573,036       3,058,420       6,301,632      23,269,548
         (3,789,651)     (4,945,043)     (3,861,112)     (6,624,506)     (4,410,215)     (6,668,685)    (11,201,749)
           (467,535)       (409,672)       (609,168)       (338,987)       (543,823)       (712,314)     (1,445,549)
           (445,598)        380,587        (278,462)        348,621        (576,811)       (953,674)      2,746,329
         83,881,902     (10,141,690)    (88,080,103)    (13,874,950)   (101,836,536)    (15,670,676)     25,987,923
       ------------    ------------    ------------    ------------   -------------    ------------    ------------
         82,399,997      (8,822,730)    (90,012,256)    (13,916,786)   (104,308,965)    (17,703,717)     39,356,502
       ------------    ------------    ------------    ------------   -------------    ------------    ------------


            (14,792)         94,148         (12,537)        139,757          (8,959)        115,148         (33,229)
       ------------    ------------    ------------    ------------   -------------    ------------    ------------
        105,786,490     (55,986,549)    (71,738,045)    (78,174,765)    (88,083,449)    (65,838,125)     82,390,107

         60,108,504     116,095,053      71,738,045     149,912,810      88,083,449     153,921,574     177,534,528
       ------------    ------------    ------------    ------------   -------------    ------------    ------------
       $165,894,994    $ 60,108,504    $         --    $ 71,738,045   $          --    $ 88,083,449    $259,924,635
       ============    ============    ============    ============   =============    ============    ============


       MAINSTAY VP
         MODERATE
       ALLOCATION--
      SERVICE CLASS
     ---------------
           2008
--------------------




       $ (2,509,624)
         (1,782,737)
          2,588,337

        (58,800,703)
       ------------

        (60,504,727)
       ------------

         36,735,988
        (12,459,747)
         (1,444,369)
          3,462,640
         27,710,116
       ------------
         54,004,628
       ------------


             99,739
       ------------
         (6,400,360)

        183,934,888
       ------------
       $177,534,528
       ============





               MAINSTAY VP                                                                            ALGER AMERICAN
                SMALL CAP                      MAINSTAY VP                     MAINSTAY VP               SMALLCAP
                 GROWTH--                    U.S. SMALL CAP--                    VALUE--                 GROWTH--
              SERVICE CLASS                   SERVICE CLASS                   SERVICE CLASS           CLASS S SHARES
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2009            2008            2009            2008            2009            2008            2009
--------------------------------------------------------------------------------------------------------------------



       $   (492,870)   $   (790,514)   $  (423,378)    $   (461,713)  $          --   $   1,885,218    $  (485,034)
        (27,062,117)     (2,076,781)    (3,377,365)         974,466              --     (12,026,180)      (264,283)
                 --      10,507,181             --        7,008,665              --      13,849,345             --

         33,847,737     (33,123,326)    12,935,715      (26,647,086)             --      (5,659,919)    12,111,206
       ------------    ------------    -----------     ------------   -------------   -------------    -----------

          6,292,750     (25,483,440)     9,134,972      (19,125,668)             --      (1,951,536)    11,361,889
       ------------    ------------    -----------     ------------   -------------   -------------    -----------

          1,568,218       2,216,934      1,588,266        3,736,193              --       2,338,289        441,025
         (1,884,443)     (2,794,700)    (1,289,661)      (1,655,282)             --      (2,234,593)    (1,692,623)
           (189,459)       (291,660)      (140,631)        (153,049)             --        (102,298)      (189,064)
            (49,313)       (157,650)         6,372          385,041              --         239,662       (370,891)
        (40,895,873)     (3,695,616)    41,213,759       (3,914,232)             --    (102,525,926)    (1,675,966)
       ------------    ------------    -----------     ------------   -------------   -------------    -----------
        (41,450,870)     (4,722,692)    41,378,105       (1,601,329)             --    (102,284,866)    (3,487,519)
       ------------    ------------    -----------     ------------   -------------   -------------    -----------


             (3,158)         54,409         (6,250)          41,890              --          16,269         (8,058)
       ------------    ------------    -----------     ------------   -------------   -------------    -----------
        (35,161,278)    (30,151,723)    50,506,827      (20,685,107)             --    (104,220,133)     7,866,312


         35,161,278      65,313,001     19,446,235       40,131,342              --     104,220,133     28,812,315
       ------------    ------------    -----------     ------------   -------------   -------------    -----------
       $         --    $ 35,161,278    $69,953,062     $ 19,446,235             $--   $          --    $36,678,627
       ============    ============    ===========     ============   =============   =============    ===========


      ALGER AMERICAN
         SMALLCAP
         GROWTH--
      CLASS S SHARES
     ---------------
           2008
--------------------



       $   (700,122)
          2,700,496
            647,888

        (30,715,331)
       ------------

        (28,067,069)
       ------------

          1,020,441
         (2,625,864)
           (139,058)
           (589,930)
         (4,887,610)
       ------------
         (7,222,021)
       ------------


             64,065
       ------------
        (35,225,025)


         64,037,340
       ------------
       $ 28,812,315
       ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2009
and December 31, 2008




                                                                        COLUMBIA SMALL                        DREYFUS IP
                                                                        CAP VALUE FUND,                       TECHNOLOGY
                                                                       VARIABLE SERIES--                       GROWTH--
                                                                            CLASS B                         SERVICE SHARES
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (192,959)     $   (445,642)      $  (336,426)     $   (372,894)
     Net realized gain (loss) on investments................      (4,183,096)       (2,695,435)         (412,196)         (247,001)
     Realized gain distribution received....................          62,221         5,107,539                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      11,362,599       (15,716,563)       11,494,786       (12,341,084)
                                                                 -----------      ------------       -----------      ------------
       Net increase (decrease) in net assets resulting from
          operations........................................       7,048,765       (13,750,101)       10,746,164       (12,960,979)
                                                                 -----------      ------------       -----------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       1,713,915         2,700,681         2,589,547         2,287,426
     Policyowners' surrenders...............................      (2,067,899)       (2,742,344)       (1,379,527)       (1,534,005)
     Policyowners' annuity and death benefits...............        (157,618)         (211,980)         (306,277)         (100,791)
     Net transfers from (to) Fixed Account..................          55,362           145,470           308,255           530,025
     Transfers between Investment Divisions.................        (948,240)       (4,001,087)        5,996,715          (355,921)
                                                                 -----------      ------------       -----------      ------------
       Net contributions and (withdrawals)..................      (1,404,480)       (4,109,260)        7,208,713           826,734
                                                                 -----------      ------------       -----------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (4,635)           30,104            (8,823)           30,022
                                                                 -----------      ------------       -----------      ------------
          Increase (decrease) in net assets.................       5,639,650       (17,829,257)       17,946,054       (12,104,223)
NET ASSETS:
     Beginning of year......................................      31,936,868        49,766,125        17,454,683        29,558,906
                                                                 -----------      ------------       -----------      ------------
     End of year............................................     $37,576,518      $ 31,936,868       $35,400,737      $ 17,454,683
                                                                 ===========      ============       ===========      ============








                                                                     JANUS ASPEN WORLDWIDE                 MFS(R) INVESTORS
                                                                          PORTFOLIO--                       TRUST SERIES--
                                                                        SERVICE SHARES                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (58,323)     $   (154,803)      $  (12,900)       $   (74,352)
     Net realized gain (loss) on investments................        (711,340)          259,286         (211,493)           111,455
     Realized gain distribution received....................              --                --               --            501,600
     Change in unrealized appreciation (depreciation) on
       investments..........................................       8,327,395       (17,953,064)       1,645,766         (3,453,524)
                                                                 -----------      ------------       ----------        -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       7,557,732       (17,848,581)       1,421,373         (2,914,821)
                                                                 -----------      ------------       ----------        -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       2,100,384         3,190,196          474,135          1,011,405
     Policyowners' surrenders...............................      (1,288,914)       (1,974,200)        (258,626)          (374,054)
     Policyowners' annuity and death benefits...............        (102,559)          (58,781)         (16,656)          (142,674)
     Net transfers from (to) Fixed Account..................         364,014           391,680           83,734            157,965
     Transfers between Investment Divisions.................         559,900          (392,559)         (85,253)          (143,296)
                                                                 -----------      ------------       ----------        -----------
       Net contributions and (withdrawals)..................       1,632,825         1,156,336          197,334            509,346
                                                                 -----------      ------------       ----------        -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (6,718)           36,187           (1,109)             5,961
                                                                 -----------      ------------       ----------        -----------
          Increase (decrease) in net assets.................       9,183,839       (16,656,058)       1,617,598         (2,399,514)
NET ASSETS:
     Beginning of year......................................      21,160,485        37,816,543        5,625,429          8,024,943
                                                                 -----------      ------------       ----------        -----------
     End of year............................................     $30,344,324      $ 21,160,485       $7,243,027        $ 5,625,429
                                                                 ===========      ============       ==========        ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III













                                          FIDELITY(R) VIP
            FIDELITY(R) VIP                   EQUITY-                   FIDELITY(R) VIP             JANUS ASPEN BALANCED
            CONTRAFUND(R)--                   INCOME--                     MID CAP--                    PORTFOLIO--
            SERVICE CLASS 2               SERVICE CLASS 2               SERVICE CLASS 2                SERVICE SHARES
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2009           2008           2009           2008           2009           2008           2009           2008
----------------------------------------------------------------------------------------------------------------------------




      $   (782,361)  $  (2,053,644) $    548,565   $  1,011,375   $ (1,424,236)  $  (2,238,479) $  1,379,021   $  1,051,640
       (13,216,463)     (4,560,287)  (11,419,721)    (6,934,906)    (9,857,642)     (2,956,953)      108,065      1,178,867
            64,772       8,149,254            --        147,439        717,685      29,825,862     4,084,293      7,991,346

        80,733,063    (157,178,663)   35,730,190    (69,987,855)    53,792,156    (109,785,221)   18,479,322    (32,492,169)
      ------------   -------------  ------------   ------------   ------------   -------------  ------------   ------------

        66,799,011    (155,643,340)   24,859,034    (75,763,947)    43,227,963     (85,154,791)   24,050,701    (22,270,316)
      ------------   -------------  ------------   ------------   ------------   -------------  ------------   ------------


        14,299,982      30,830,388     4,892,881     10,703,412      8,011,045      12,864,294     8,246,657     13,051,442
       (10,513,351)    (15,027,030)   (5,234,712)    (8,093,795)    (8,304,787)    (13,354,771)   (6,402,029)    (6,686,306)
        (1,238,086)     (1,365,449)     (525,858)      (833,677)    (1,007,252)     (1,127,902)     (872,352)      (833,538)
         2,399,396       7,319,575      (551,190)       427,725        684,420       2,374,735     1,263,688      2,548,051
        (9,504,683)    (10,257,161)   (3,019,796)   (10,916,393)    (5,065,811)    (13,110,857)     (161,366)    (1,336,574)
      ------------   -------------  ------------   ------------   ------------   -------------  ------------   ------------
        (4,556,742)     11,500,323    (4,438,675)    (8,712,728)    (5,682,385)    (12,354,501)    2,074,598      6,743,075
      ------------   -------------  ------------   ------------   ------------   -------------  ------------   ------------


           (49,997)        322,807       (18,628)       161,470        (35,415)        160,874       (19,763)        45,063
      ------------   -------------  ------------   ------------   ------------   -------------  ------------   ------------
        62,192,272    (143,820,210)   20,401,731    (84,315,205)    37,510,163     (97,348,418)   26,105,536    (15,482,178)

       202,840,104     346,660,314    93,295,666    177,610,871    121,102,004     218,450,422   103,401,153    118,883,331
      ------------   -------------  ------------   ------------   ------------   -------------  ------------   ------------
      $265,032,376   $ 202,840,104  $113,697,397   $ 93,295,666   $158,612,167   $ 121,102,004  $129,506,689   $103,401,153
      ============   =============  ============   ============   ============   =============  ============   ============





                                                                           NEUBERGER
                                                                           BERMAN AMT
                                                                            MID-CAP
            MFS(R) RESEARCH               MFS(R) UTILITIES                   GROWTH                    T. ROWE PRICE
                SERIES--                      SERIES--                    PORTFOLIO--                  EQUITY INCOME
             SERVICE CLASS                 SERVICE CLASS                    CLASS S                    PORTFOLIO--II
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2009           2008           2009           2008           2009           2008           2009           2008
----------------------------------------------------------------------------------------------------------------------------



       $  (25,584)    $  (115,789)  $  9,545,905   $    (944,796)  $  (300,229)  $   (443,181)  $    235,481   $  1,030,438
         (178,654)        313,391    (13,491,430)      6,435,805    (2,020,037)       426,284     (9,032,712)    (2,073,195)
               --              --             --      72,296,155            --             --             --      5,529,793

        1,963,908      (4,196,109)    88,794,224    (287,591,775)    7,394,665    (16,238,759)    36,284,042    (82,695,079)
       ----------     -----------   ------------   -------------   -----------   ------------   ------------   ------------

        1,759,670      (3,998,507)    84,848,699    (209,804,611)    5,074,399    (16,255,656)    27,486,811    (78,208,043)
       ----------     -----------   ------------   -------------   -----------   ------------   ------------   ------------

          465,145         806,169     17,927,081      43,166,199     1,252,056      2,809,529      5,578,786     12,022,966
         (447,445)       (522,159)   (19,612,927)    (34,601,339)   (1,011,399)    (2,083,420)    (6,818,572)    (9,540,473)
          (43,447)        (82,266)    (2,361,397)     (2,680,865)      (52,888)      (185,052)      (830,860)    (1,121,317)
          (39,562)        179,731      1,128,239       3,722,620       164,241        550,819        168,294      2,042,392
         (222,883)       (429,937)   (12,675,247)    (34,143,914)   (2,142,013)      (546,644)    (6,546,227)   (18,540,127)
       ----------     -----------   ------------   -------------   -----------   ------------   ------------   ------------
         (288,192)        (48,462)   (15,594,251)    (24,537,299)   (1,790,003)       545,232     (8,448,579)   (15,136,559)
       ----------     -----------   ------------   -------------   -----------   ------------   ------------   ------------


           (1,358)          8,507        (63,548)        408,928        (3,558)        33,721        (17,456)       174,955
       ----------     -----------   ------------   -------------   -----------   ------------   ------------   ------------
        1,470,120      (4,038,462)    69,190,900    (233,932,982)    3,280,838    (15,676,703)    19,020,776    (93,169,647)

        6,567,073      10,605,535    299,745,347     533,678,329    19,412,068     35,088,771    124,894,668    218,064,315
       ----------     -----------   ------------   -------------   -----------   ------------   ------------   ------------
       $8,037,193     $ 6,567,073   $368,936,247   $ 299,745,347   $22,692,906   $ 19,412,068   $143,915,444   $124,894,668
       ==========     ===========   ============   =============   ===========   ============   ============   ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2009
and December 31, 2008



                                                                         VAN KAMPEN'S
                                                                         UIF EMERGING                         VICTORY VIF
                                                                        MARKETS EQUITY                        DIVERSIFIED
                                                                          PORTFOLIO--                           STOCK--
                                                                           CLASS II                         CLASS A SHARES
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $ (1,420,442)     $  (1,789,445)     $  (127,106)     $   (162,798)
     Net realized gain (loss) on investments................     (11,185,230)           164,640       (2,343,935)         (294,014)
     Realized gain distribution received....................              --         35,485,556               --         3,526,720
     Change in unrealized appreciation (depreciation) on
       investments..........................................      59,959,794       (124,684,528)       6,649,364       (13,419,638)
                                                                ------------      -------------      -----------      ------------
       Net increase (decrease) in net assets resulting from
          operations........................................      47,354,122        (90,823,777)       4,178,323       (10,349,730)
                                                                ------------      -------------      -----------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       8,489,600         17,070,107        1,207,714         2,105,945
     Policyowners' surrenders...............................      (4,554,391)        (6,764,609)      (1,005,133)       (1,503,474)
     Policyowners' annuity and death benefits...............        (572,509)          (340,395)        (143,895)         (104,728)
     Net transfers from (to) Fixed Account..................       1,429,171          3,239,441          106,908           595,990
     Transfers between Investment Divisions.................       6,000,045         (7,690,919)        (777,964)          877,783
                                                                ------------      -------------      -----------      ------------
       Net contributions and (withdrawals)..................      10,791,916          5,513,625         (612,370)        1,971,516
                                                                ------------      -------------      -----------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         (50,412)           190,483           (3,138)           19,347
                                                                ------------      -------------      -----------      ------------
          Increase (decrease) in net assets.................      58,095,626        (85,119,669)       3,562,815        (8,358,867)
NET ASSETS:
     Beginning of year......................................      67,103,250        152,222,919       17,199,936        25,558,803
                                                                ------------      -------------      -----------      ------------
     End of year............................................    $125,198,876      $  67,103,250      $20,762,751      $ 17,199,936
                                                                ============      =============      ===========      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (New York Life Variable Annuity, New York Life Flexible Premium Variable Annuity and New York Life Plus Variable Annuity), Series II policies (New York Life Access Variable Annuity), Series III policies (New York Life Premium Plus Variable Annuity), Series IV policies (New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity), Series V policies (New York Life Select Variable Annuity), Series VI policies (New York Life Premium Plus II Variable Annuity), Series VII policies (New York Life Complete Access Variable Annuity), Series VIII policies (New York Life Premier Variable Annuity) and Series IX policies (New York Life Premier Plus Variable Annuity). Effective December 4, 2006, sales of the New York Life Variable Annuity and New York Life Plus Variable Annuity were discontinued. Sales of the Series II policies formerly known as MainStay Access Variable Annuity were discontinued effective October 14, 2002. Effective January 1, 2009, sales of all Series II, IV, V and VI policies formerly known as MainStay Variable Annuities were discontinued. Effective July 27, 2009 sales of Series V policies known as New York Life Select Variable Annuity were discontinued.

     The Separate Account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC and certain banking and financial institutions that have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of eligible portfolios of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, Lord, Abbett & Co. LLC and Winslow Capital Management Inc., to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc. Effective January 2, 2009, Madison Square Investors LLC ("MSI") was added as a subadviser. The firm was established in January 2009 as an independent investment adviser and previously operated as an investment management division of NYLIM. MSI is a wholly-owned subsidiary of NYLIM Holdings LLC.

     The MainStay VP Cash Management, CVS Calvert Social Balanced Portfolio, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and the Van Eck Worldwide Hard Assets offer one class of shares under this Separate Account which are presented within the initial class section. The MainStay VP Balanced--Service Class, MainStay VP Conservative Allocation--Service Class, MainStay VP Floating Rate--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class, MainStay VP Moderate Growth Allocation--Service Class, Columbia Small Cap Value Fund, Variable Series--Class B, Fidelity(R) VIP Mid Cap--Service Class 2 and Victory VIF Diversified Stock--Class A Shares offer one class of shares under this Separate Account which are presented within the service class section.

     The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class
MainStay VP Convertible--Initial Class
MainStay VP Government--Initial Class
MainStay VP Growth Equity--Initial Class(1)
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP ICAP Select Equity--Initial Class(2)
MainStay VP Income Builder--Initial Class(3)
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth--Initial Class
MainStay VP Mid Cap Core--Initial Class(2)
MainStay VP S&P 500 Index--Initial Class
MainStay VP U.S. Small Cap--Initial Class(2)
Alger American SmallCap Growth--Class O Shares(4)
CVS Calvert Social Balanced Portfolio
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Balanced Portfolio--Institutional Shares
Janus Aspen Worldwide Portfolio--Institutional Shares(5)
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen's UIF Emerging Markets Equity Portfolio--Class I MainStay VP Balanced--Service Class
MainStay VP Bond--Service Class
MainStay VP Common Stock--Service Class
MainStay VP Conservative Allocation--Service Class
MainStay VP Convertible--Service Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Service Class
MainStay VP Growth Allocation--Service Class
MainStay VP Growth Equity--Service Class(6)
MainStay VP High Yield Corporate Bond--Service Class MainStay VP ICAP Select Equity--Service Class(7)
MainStay VP Income Builder--Service Class(8)
MainStay VP International Equity--Service Class
MainStay VP Large Cap Growth--Service Class
MainStay VP Mid Cap Core--Service Class(7)
MainStay VP Moderate Allocation--Service Class
MainStay VP Moderate Growth Allocation--Service Class MainStay VP S&P 500 Index--Service Class
MainStay VP U.S. Small Cap--Service Class(7)
Alger American SmallCap Growth--Class S Shares(9)
Columbia Small Cap Value Fund, Variable Series--Class B Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Balanced Portfolio--Service Shares
Janus Aspen Worldwide Portfolio--Service Shares(10)
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen's UIF Emerging Markets Equity Portfolio--Class II Victory VIF Diversified Stock--Class A Shares

     Not all investment divisions are available under all policies.

     For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one-year and a three-year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, formerly known as LifeStages(R) Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, formerly known as MainStay Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III and VI policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment divisions of the Separate Account and the one-year Fixed Account of NYLIAC. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Accounts.

     No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

     The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

          Level 1 -- Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

          Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

--------------------------------------------------------------------------------

          Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The fair values of all the investments in the respective Fund Portfolios listed above are at net asset values ("NAV's"). The NAV's are calculated daily without restrictions using quoted market prices of the underlying investments and are considered actively traded within Level 1.

     The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     In May 2009, the FASB issued authoritative guidance for subsequent events, which addresses the accounting for and disclosure of subsequent events not addressed in other applicable GAAP, including disclosure of the date through which subsequent events have been evaluated. Subsequent events were evaluated through February 17, 2010, the date the financial statements were issued and there have been no subsequent events that would have a material effect on the accompanying financial statements.

-------

(1) Formerly MainStay VP Capital Appreciation--Initial Class.

(2) On November 20, 2009, MainStay VP Mid Cap Growth--Initial Class merged with and into MainStay VP Mid Cap Core--Initial Class; MainStay VP Mid Cap Value--Initial Class merged with and into MainStay VP ICAP Select Equity--Initial Class and MainStay VP Small Cap Growth--Initial Class merged with and into MainStay VP U.S. Small Cap--Initial Class (formerly MainStay VP Developing Growth--Initial Class).

(3) Formerly MainStay VP Total Return--Initial Class.

(4) New allocations to Alger American SmallCap Growth--Class O Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(5) Formerly Janus Aspen Series Worldwide Growth--Institutional Shares.

(6) Formerly MainStay VP Capital Appreciation--Service Class.

(7) On November 20, 2009, MainStay VP Mid Cap Growth--Service Class merged with and into MainStay VP Mid Cap Core--Service Class; MainStay VP Mid Cap Value--Service Class merged with and into MainStay VP ICAP Select Equity--Service Class and MainStay VP Small Cap Growth--Service Class merged with and into MainStay VP U.S. Small Cap--Service Class (formerly MainStay VP Developing Growth--Service Class).

(8) Formerly MainStay VP Total Return--Service Class.

(9) New allocations to Alger American SmallCap Growth--Class S Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(10) Formerly Janus Aspen Series Worldwide Growth--Service Shares.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2009, the investments of the Separate Account are as follows:






                             MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                               BOND--             CASH         COMMON STOCK--     CONVERTIBLE--
                            INITIAL CLASS      MANAGEMENT       INITIAL CLASS     INITIAL CLASS
                           --------------------------------------------------------------------


Number of shares.......          9,178            309,400            7,923            11,357

Identified cost........       $125,832          $ 309,416         $144,478          $113,230







                             MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                               MID CAP           MID CAP           MID CAP           S&P 500
                               CORE--           GROWTH--           VALUE--           INDEX--
                            INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                           --------------------------------------------------------------------


Number of shares.......          8,199              --                --              10,349

Identified cost........        $87,057             $--               $--            $248,471



Investment activity for the year ended December 31, 2009 was as follows:






                             MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                               BOND--             CASH         COMMON STOCK--     CONVERTIBLE--
                            INITIAL CLASS      MANAGEMENT       INITIAL CLASS     INITIAL CLASS
                           --------------------------------------------------------------------


Purchases..............        $14,535          $112,281           $ 2,854           $ 7,533

Proceeds from sales....         25,579           329,690            16,288            17,073







                             MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                               MID CAP           MID CAP           MID CAP           S&P 500
                               CORE--           GROWTH--           VALUE--           INDEX--
                            INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                           --------------------------------------------------------------------


Purchases..............        $43,950           $ 1,883           $ 3,527           $ 8,496

Proceeds from sales....          7,543            49,459            72,176            34,757



Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------


                                            MAINSTAY VP
                          MAINSTAY VP       HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP         GROWTH           CORPORATE        ICAP SELECT         INCOME         INTERNATIONAL       LARGE CAP
       GOVERNMENT--        EQUITY--           BOND--           EQUITY--          BUILDER--         EQUITY--          GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
--------------------------------------------------------------------------------------------------------------------------------


            9,170             5,716            44,778            20,636             7,000             5,402             3,899

         $101,529          $131,187          $411,131          $262,864          $106,858           $82,032           $46,042






                                               ALGER                                              FIDELITY(R)       FIDELITY(R)
        MAINSTAY VP       MAINSTAY VP        AMERICAN         CVS CALVERT       DREYFUS IP            VIP               VIP
         SMALL CAP        U.S. SMALL         SMALLCAP           SOCIAL          TECHNOLOGY          CONTRA-           EQUITY-
         GROWTH--            CAP--           GROWTH--          BALANCED          GROWTH--          FUND(R)--         INCOME--
       INITIAL CLASS     INITIAL CLASS    CLASS O SHARES       PORTFOLIO      INITIAL SHARES     INITIAL CLASS     INITIAL CLASS
--------------------------------------------------------------------------------------------------------------------------------


             --               5,045             1,496            16,835             1,606            10,309             5,448

            $--             $40,181           $28,295           $30,432           $14,162          $266,727          $123,723







                                            MAINSTAY VP
                          MAINSTAY VP       HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP         GROWTH           CORPORATE        ICAP SELECT         INCOME         INTERNATIONAL       LARGE CAP
       GOVERNMENT--        EQUITY--           BOND--           EQUITY--          BUILDER--         EQUITY--          GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
--------------------------------------------------------------------------------------------------------------------------------


          $13,090           $ 1,250           $63,164           $63,725           $ 3,513           $ 6,384           $4,237

           41,297            16,097            52,338            26,564            15,494            14,994            8,409






                                               ALGER                                              FIDELITY(R)       FIDELITY(R)
        MAINSTAY VP       MAINSTAY VP        AMERICAN         CVS CALVERT       DREYFUS IP            VIP               VIP
         SMALL CAP        U.S. SMALL         SMALLCAP           SOCIAL          TECHNOLOGY          CONTRA-           EQUITY-
         GROWTH--            CAP--           GROWTH--          BALANCED          GROWTH--          FUND(R)--         INCOME--
       INITIAL CLASS     INITIAL CLASS    CLASS O SHARES       PORTFOLIO      INITIAL SHARES     INITIAL CLASS     INITIAL CLASS
--------------------------------------------------------------------------------------------------------------------------------


          $   890           $22,483           $  258            $1,837            $4,362            $ 4,493           $ 3,914

           23,950             2,944            6,698             4,374             2,120             34,410            17,353

--------------------------------------------------------------------------------








                            JANUS ASPEN       JANUS ASPEN         MFS(R)
                             BALANCED          WORLDWIDE         INVESTORS          MFS(R)
                            PORTFOLIO--       PORTFOLIO--          TRUST           RESEARCH
                           INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
                              SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......        10,742             3,466               691               873

Identified cost........      $255,013          $108,383           $12,280           $12,374
































                            JANUS ASPEN       JANUS ASPEN         MFS(R)
                             BALANCED          WORLDWIDE         INVESTORS          MFS(R)
                            PORTFOLIO--       PORTFOLIO--          TRUST           RESEARCH
                           INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
                              SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $22,807           $ 1,880           $  532            $  515

Proceeds from sales....        45,953            11,768            2,977             2,670






Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------


                           NEUBERGER                                                                               VAN KAMPEN'S
                            BERMAN             ROYCE             ROYCE                                             UIF EMERGING
          MFS(R)          AMT MID-CAP        MICRO-CAP         SMALL-CAP       T. ROWE PRICE                          MARKETS
         UTILITIES          GROWTH          PORTFOLIO--       PORTFOLIO--         EQUITY            VAN ECK           EQUITY
         SERIES--         PORTFOLIO--       INVESTMENT        INVESTMENT          INCOME           WORLDWIDE        PORTFOLIO--
       INITIAL CLASS        CLASS I            CLASS             CLASS           PORTFOLIO        HARD ASSETS         CLASS I
--------------------------------------------------------------------------------------------------------------------------------


             144               141              7,119             6,209             5,365            12,012             5,464

          $4,065            $2,821            $73,674           $56,019          $116,968          $372,193           $84,457































                           NEUBERGER                                                                               VAN KAMPEN'S
                            BERMAN             ROYCE             ROYCE                                             UIF EMERGING
          MFS(R)          AMT MID-CAP        MICRO-CAP         SMALL-CAP       T. ROWE PRICE                          MARKETS
         UTILITIES          GROWTH          PORTFOLIO--       PORTFOLIO--         EQUITY            VAN ECK           EQUITY
         SERIES--         PORTFOLIO--       INVESTMENT        INVESTMENT          INCOME        WORLDWIDE HARD      PORTFOLIO--
       INITIAL CLASS        CLASS I            CLASS             CLASS           PORTFOLIO          ASSETS            CLASS I
--------------------------------------------------------------------------------------------------------------------------------


           $311              $157             $14,661           $10,883           $ 3,105           $56,881           $21,174

            992               935               9,445             8,375            20,993            41,618            20,639

--------------------------------------------------------------------------------








                                                                     MAINSTAY VP       MAINSTAY VP
                                 MAINSTAY VP       MAINSTAY VP         COMMON         CONSERVATIVE
                                 BALANCED--          BOND--            STOCK--        ALLOCATION--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------



Number of shares............         8,974             9,961             2,925            17,213

Identified cost.............       $96,646          $137,555           $56,487          $178,423







                                 MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                   INCOME         INTERNATIONAL       LARGE CAP          MID CAP
                                  BUILDER--         EQUITY--          GROWTH--           CORE--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Number of shares............         2,819            12,290             5,212            17,358

Identified cost.............       $43,230          $188,994           $64,487          $186,519










                                                                     MAINSTAY VP       MAINSTAY VP
                                 MAINSTAY VP       MAINSTAY VP         COMMON         CONSERVATIVE
                                 BALANCED--          BOND--            STOCK--        ALLOCATION--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Purchases...................       $ 7,608           $38,442           $3,687            $48,590

Proceeds from sales.........        16,265            25,103            4,997             23,253







                                 MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                   INCOME         INTERNATIONAL       LARGE CAP          MID CAP
                                  BUILDER--         EQUITY--          GROWTH--           CORE--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Purchases...................       $3,724            $19,834           $14,553           $91,415

Proceeds from sales.........        4,293             16,572             7,757             9,808



Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                                                                                                     MAINSTAY VP
                            MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP        HIGH YIELD         MAINSTAY VP
         MAINSTAY VP         FLOATING         MAINSTAY VP         GROWTH            GROWTH            CORPORATE         ICAP SELECT
        CONVERTIBLE--         RATE--         GOVERNMENT--      ALLOCATION--        EQUITY--            BOND--            EQUITY--
        SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------


            14,162             22,810             9,648             9,925             1,558             64,686             24,623

          $147,857           $205,470          $109,016          $100,415           $33,921           $594,187           $297,913






                                                                MAINSTAY VP
         MAINSTAY VP        MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
           MID CAP            MID CAP          MODERATE           GROWTH            S&P 500           SMALL CAP         U.S. SMALL
          GROWTH--            VALUE--        ALLOCATION--      ALLOCATION--         INDEX--           GROWTH--             CAP--
        SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------


              --                 --              26,483            22,444             7,181               --                9,646
             $--                $--            $271,834          $232,549          $174,582              $--              $74,278








                                                                                                     MAINSTAY VP
                            MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP        HIGH YIELD         MAINSTAY VP
         MAINSTAY VP         FLOATING         MAINSTAY VP         GROWTH            GROWTH            CORPORATE         ICAP SELECT
        CONVERTIBLE--         RATE--         GOVERNMENT--      ALLOCATION--        EQUITY--            BOND--            EQUITY--
        SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------


           $31,110            $87,271           $29,536           $16,675           $1,607            $172,993           $111,057
            10,933             20,885            57,158             9,531            3,958              25,876             15,287






                                                                MAINSTAY VP
         MAINSTAY VP        MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
           MID CAP            MID CAP          MODERATE           GROWTH            S&P 500           SMALL CAP         U.S. SMALL
          GROWTH--            VALUE--        ALLOCATION--      ALLOCATION--         INDEX--           GROWTH--             CAP--
        SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------


           $ 6,635           $  6,691           $71,322           $37,924           $13,895            $ 2,817            $45,250

            96,416            109,334            24,504            25,316            17,091             44,840              4,147

--------------------------------------------------------------------------------








                                                     COLUMBIA                          FIDELITY(R)
                                     ALGER           SMALL CAP                             VIP
                                   AMERICAN         VALUE FUND,       DREYFUS IP         CONTRA-
                                   SMALLCAP          VARIABLE         TECHNOLOGY        FUND(R)--
                                   GROWTH--          SERIES--          GROWTH--       SERVICE CLASS
                                CLASS S SHARES        CLASS B       SERVICE SHARES          2
                                -------------------------------------------------------------------


Number of shares............          1,465             2,695             3,620           13,070

Identified cost.............        $37,102           $45,903           $31,077         $355,840





                                   NEUBERGER
                                    BERMAN                           VAN KAMPEN'S
                                  AMT MID-CAP                        UIF EMERGING      VICTORY VIF
                                    GROWTH         T. ROWE PRICE    MARKETS EQUITY     DIVERSIFIED
                                  PORTFOLIO--      EQUITY INCOME      PORTFOLIO--        STOCK--
                                    CLASS S        PORTFOLIO--II       CLASS II      CLASS A SHARES
                                -------------------------------------------------------------------


Number of shares............          1,089             8,180             9,665            2,371

Identified cost.............        $26,406          $180,009          $148,896          $25,564








                                                     COLUMBIA                          FIDELITY(R)
                                     ALGER           SMALL CAP                             VIP
                                   AMERICAN         VALUE FUND,       DREYFUS IP         CONTRA-
                                   SMALLCAP          VARIABLE         TECHNOLOGY        FUND(R)--
                                   GROWTH--          SERIES--          GROWTH--       SERVICE CLASS
                                CLASS S SHARES        CLASS B       SERVICE SHARES          2
                                -------------------------------------------------------------------


Purchases...................        $  839            $4,509            $10,045          $19,795

Proceeds from sales.........         4,773             5,959              3,201           25,101





                                   NEUBERGER
                                    BERMAN                           VAN KAMPEN'S
                                  AMT MID-CAP                        UIF EMERGING      VICTORY VIF
                                    GROWTH         T. ROWE PRICE    MARKETS EQUITY     DIVERSIFIED
                                  PORTFOLIO--      EQUITY INCOME      PORTFOLIO--        STOCK--
                                    CLASS S        PORTFOLIO--II       CLASS II      CLASS A SHARES
                                -------------------------------------------------------------------


Purchases...................        $2,441            $10,528           $24,841          $2,942

Proceeds from sales.........         4,528             18,813            15,278           3,655



Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






        FIDELITY(R)
            VIP           FIDELITY(R)                                             MFS(R)
          EQUITY-             VIP           JANUS ASPEN       JANUS ASPEN        INVESTORS          MFS(R)            MFS(R)
         INCOME--          MID CAP--         BALANCED          WORLDWIDE           TRUST           RESEARCH          UTILITIES
       SERVICE CLASS     SERVICE CLASS      PORTFOLIO--       PORTFOLIO--        SERIES--          SERIES--          SERIES--
             2                 2          SERVICE SHARES    SERVICE SHARES     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
--------------------------------------------------------------------------------------------------------------------------------


            6,869             6,324             4,642             1,171              399               488             16,311

         $156,418          $188,843          $124,199           $32,689           $7,660            $8,167           $441,094




























        FIDELITY(R)
            VIP           FIDELITY(R)                                             MFS(R)
          EQUITY-             VIP           JANUS ASPEN       JANUS ASPEN        INVESTORS          MFS(R)            MFS(R)
         INCOME--          MID CAP--         BALANCED          WORLDWIDE           TRUST           RESEARCH          UTILITIES
       SERVICE CLASS     SERVICE CLASS      PORTFOLIO--       PORTFOLIO--        SERIES--          SERIES--          SERIES--
             2                 2          SERVICE SHARES    SERVICE SHARES     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
--------------------------------------------------------------------------------------------------------------------------------


          $10,503           $13,997           $22,349           $4,694            $1,164            $1,001            $36,109

           14,373            20,386            14,850            3,030               975             1,300             42,079

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, VI, VII, VIII and IX policies. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For New York Life Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

     For New York Life Premium Plus Variable Annuity policies, which are part of Series III and New York Life Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years (8% during the first four payment years for policies sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC or banks) and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity, there is a lower surrender charge.

     For the New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

     For New York Life Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

     For New York Life Premier Variable Annuity policies, which are part of Series VIII, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

     For New York Life Premier Plus Variable Annuity policies, which are part of Series IX, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made.

     All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

     NYLIAC also deducts an annual policy service charge from the policy's Accumulation Value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the Accumulation Value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For New York Life Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II and VII policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, VI, VIII and IX policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

     Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V, VI, VII, VIII and IX policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

     The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V, VI, VII, VIII and IX policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85%, 1.75%, 1.65%, 1.35% and 1.65% respectively of the daily average variable accumulation value of each Investment Division, and is the same rate for each of the five periods presented in the Financial Highlights section. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------


The changes in units outstanding for the years ended December 31, 2009 and 2008 were as follows:




                                                                                                   MAINSTAY VP
                                   MAINSTAY VP                     MAINSTAY VP                        COMMON
                                      BOND--                           CASH                          STOCK--
                                  INITIAL CLASS                     MANAGEMENT                    INITIAL CLASS
                            -------------------------       -------------------------       -------------------------
                               2009            2008            2009            2008            2009            2008
                            -----------------------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.............       226              307           8,683          94,901             37               70
Units Redeemed...........      (730)          (1,388)        (54,845)        (57,122)          (679)          (1,445)
                               ----           ------         -------         -------           ----           ------
  Net Increase
     (Decrease)..........      (504)          (1,081)        (46,162)         37,779           (642)          (1,375)
                               ====           ======         =======         =======           ====           ======



SERIES II POLICIES
Units Issued.............         1                1           5,524          26,843             13               --
Units Redeemed...........        (7)             (21)        (18,330)        (14,336)           (10)              (6)
                               ----           ------         -------         -------           ----           ------
  Net Increase
     (Decrease)..........        (6)             (20)        (12,806)         12,507              3               (6)
                               ====           ======         =======         =======           ====           ======



SERIES III POLICIES
Units Issued.............         5              217           3,768          72,720              5               --
Units Redeemed...........      (376)            (376)        (59,372)        (20,466)          (337)            (458)
                               ----           ------         -------         -------           ----           ------
  Net Increase
     (Decrease)..........      (371)            (159)        (55,604)         52,254           (332)            (458)
                               ====           ======         =======         =======           ====           ======



SERIES IV POLICIES
Units Issued.............        23               44           9,356          76,302              2                6
Units Redeemed...........      (103)             (75)        (49,492)         (9,352)           (71)            (109)
                               ----           ------         -------         -------           ----           ------
  Net Increase
     (Decrease)..........       (80)             (31)        (40,136)         66,950            (69)            (103)
                               ====           ======         =======         =======           ====           ======



SERIES V POLICIES
Units Issued.............        --                4           1,997           7,555              1                1
Units Redeemed...........        (7)              (5)         (8,137)         (2,991)            (3)              (3)
                               ----           ------         -------         -------           ----           ------
  Net Increase
     (Decrease)..........        (7)              (1)         (6,140)          4,564             (2)              (2)
                               ====           ======         =======         =======           ====           ======



SERIES VI POLICIES
Units Issued.............        --               --           2,328          47,651             --               --
Units Redeemed...........        --               --         (28,092)         (6,652)            --               --
                               ----           ------         -------         -------           ----           ------
  Net Increase
     (Decrease)..........        --               --         (25,764)         40,999             --               --
                               ====           ======         =======         =======           ====           ======



SERIES VII POLICIES
Units Issued.............        --               --             234              --             --               --
Units Redeemed...........        --               --             (77)             --             --               --
                               ----           ------         -------         -------           ----           ------
  Net Increase
     (Decrease)..........        --               --             157              --             --               --
                               ====           ======         =======         =======           ====           ======



SERIES VIII POLICIES
Units Issued.............        --               --             144              --             --               --
Units Redeemed...........        --               --             (74)             --             --               --
                               ----           ------         -------         -------           ----           ------
  Net Increase
     (Decrease)..........        --               --              70              --             --               --
                               ====           ======         =======         =======           ====           ======



SERIES IX POLICIES
Units Issued.............        --               --              62              --             --               --
Units Redeemed...........        --               --             (23)             --             --               --
                               ----           ------         -------         -------           ----           ------
  Net Increase
     (Decrease)..........        --               --              39              --             --               --
                               ====           ======         =======         =======           ====           ======




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                                                                                          MAINSTAY VP
                                                                                          HIGH YIELD
            MAINSTAY VP               MAINSTAY VP               MAINSTAY VP                CORPORATE
           CONVERTIBLE--             GOVERNMENT--             GROWTH EQUITY--               BOND--
           INITIAL CLASS             INITIAL CLASS             INITIAL CLASS             INITIAL CLASS
      ----------------------    ----------------------    ----------------------    ----------------------
         2009         2008         2009         2008         2009         2008         2009         2008
----------------------------------------------------------------------------------------------------------


          140            59           67        1,616          87           126        1,015          127
         (576)       (1,063)      (1,148)      (1,042)       (997)       (2,069)      (1,590)      (3,715)
         ----        ------       ------       ------        ----        ------       ------       ------
         (436)       (1,004)      (1,081)         574        (910)       (1,943)        (575)      (3,588)
         ====        ======       ======       ======        ====        ======       ======       ======




            1             2            5            5          --            --            2           34
           (9)          (14)          (4)         (12)         (7)          (12)         (15)         (19)
         ----        ------       ------       ------        ----        ------       ------       ------
           (8)          (12)           1           (7)         (7)          (12)         (13)          15
         ====        ======       ======       ======        ====        ======       ======       ======




          196            12            7          720          --            --          734           18
         (365)         (348)        (632)        (413)       (285)         (392)        (612)      (1,075)
         ----        ------       ------       ------        ----        ------       ------       ------
         (169)         (336)        (625)         307        (285)         (392)         122       (1,057)
         ====        ======       ======       ======        ====        ======       ======       ======




            1            64            7          208           3             7          227           12
         (117)          (72)        (172)         (91)        (58)          (62)        (193)        (245)
         ----        ------       ------       ------        ----        ------       ------       ------
         (116)           (8)        (165)         117         (55)          (55)          34         (233)
         ====        ======       ======       ======        ====        ======       ======       ======




            2            --           --            5          --            --            2           --
          (19)           (2)          (4)          (9)         --            --           (1)         (10)
         ----        ------       ------       ------        ----        ------       ------       ------
          (17)           (2)          (4)          (4)         --            --            1          (10)
         ====        ======       ======       ======        ====        ======       ======       ======




           --            --           --           --          --            --           --           --
           --            --           --           --          --            --           --           --
         ----        ------       ------       ------        ----        ------       ------       ------
           --            --           --           --          --            --           --           --
         ====        ======       ======       ======        ====        ======       ======       ======




           --            --           --           --          --            --           --           --
           --            --           --           --          --            --           --           --
         ----        ------       ------       ------        ----        ------       ------       ------
           --            --           --           --          --            --           --           --
         ====        ======       ======       ======        ====        ======       ======       ======




           --            --           --           --          --            --           --           --
           --            --           --           --          --            --           --           --
         ----        ------       ------       ------        ----        ------       ------       ------
           --            --           --           --          --            --           --           --
         ====        ======       ======       ======        ====        ======       ======       ======




           --            --           --           --          --            --           --           --
           --            --           --           --          --            --           --           --
         ----        ------       ------       ------        ----        ------       ------       ------
           --            --           --           --          --            --           --           --
         ====        ======       ======       ======        ====        ======       ======       ======


--------------------------------------------------------------------------------







                                   MAINSTAY VP                                                     MAINSTAY VP
                                   ICAP SELECT                     MAINSTAY VP                    INTERNATIONAL
                                     EQUITY--                    INCOME BUILDER--                    EQUITY--
                                  INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
                            -------------------------       -------------------------       -------------------------
                               2009            2008            2009            2008            2009            2008
                            -----------------------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.............      2,945           9,310             32               51             23              44
Units Redeemed...........     (1,495)         (1,948)          (749)          (1,481)          (470)           (885)
                              ------          ------           ----           ------           ----            ----
  Net Increase
     (Decrease)..........      1,450           7,362           (717)          (1,430)          (447)           (841)
                              ======          ======           ====           ======           ====            ====



SERIES II POLICIES
Units Issued.............         38              74              1               --             --              --
Units Redeemed...........        (10)             (9)            (9)              (6)            (2)            (20)
                              ------          ------           ----           ------           ----            ----
  Net Increase
     (Decrease)..........         28              65             (8)              (6)            (2)            (20)
                              ======          ======           ====           ======           ====            ====



SERIES III POLICIES
Units Issued.............      1,501           2,662              2                4              1               3
Units Redeemed...........       (569)           (444)          (244)            (275)          (287)           (333)
                              ------          ------           ----           ------           ----            ----
  Net Increase
     (Decrease)..........        932           2,218           (242)            (271)          (286)           (330)
                              ======          ======           ====           ======           ====            ====



SERIES IV POLICIES
Units Issued.............        623             734              2                2              7               5
Units Redeemed...........       (112)            (79)           (44)             (98)           (48)            (68)
                              ------          ------           ----           ------           ----            ----
  Net Increase
     (Decrease)..........        511             655            (42)             (96)           (41)            (63)
                              ======          ======           ====           ======           ====            ====



SERIES V POLICIES
Units Issued.............          5               6             --                1             --              --
Units Redeemed...........         (4)             --             --               (3)            (2)             --
                              ------          ------           ----           ------           ----            ----
  Net Increase
     (Decrease)..........          1               6             --               (2)            (2)             --
                              ======          ======           ====           ======           ====            ====



SERIES VI POLICIES
Units Issued.............         --              --             --               --             --              --
Units Redeemed...........         --              --             --               --             --              --
                              ------          ------           ----           ------           ----            ----
  Net Increase
     (Decrease)..........         --              --             --               --             --              --
                              ======          ======           ====           ======           ====            ====



SERIES VII POLICIES
Units Issued.............         --              --             --               --             --              --
Units Redeemed...........         --              --             --               --             --              --
                              ------          ------           ----           ------           ----            ----
  Net Increase
     (Decrease)..........         --              --             --               --             --              --
                              ======          ======           ====           ======           ====            ====



SERIES VIII POLICIES
Units Issued.............         --              --             --               --             --              --
Units Redeemed...........         --              --             --               --             --              --
                              ------          ------           ----           ------           ----            ----
  Net Increase
     (Decrease)..........         --              --             --               --             --              --
                              ======          ======           ====           ======           ====            ====



SERIES IX POLICIES
Units Issued.............         --              --             --               --             --              --
Units Redeemed...........         --              --             --               --             --              --
                              ------          ------           ----           ------           ----            ----
  Net Increase
     (Decrease)..........         --              --             --               --             --              --
                              ======          ======           ====           ======           ====            ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








            MAINSTAY VP               MAINSTAY VP               MAINSTAY VP               MAINSTAY VP
             LARGE CAP                  MID CAP                   MID CAP                   MID CAP
             GROWTH--                   CORE--                   GROWTH--                   VALUE--
           INITIAL CLASS             INITIAL CLASS             INITIAL CLASS             INITIAL CLASS
      ----------------------    ----------------------    ----------------------    ----------------------
         2009         2008         2009         2008         2009         2008         2009         2008
----------------------------------------------------------------------------------------------------------


          145          170        2,010           34            29           66           41           75
         (389)        (621)        (262)        (637)       (2,823)      (1,119)      (3,785)      (1,581)
         ----         ----        -----         ----        ------       ------       ------       ------
         (244)        (451)       1,748         (603)       (2,794)      (1,053)      (3,744)      (1,506)
         ====         ====        =====         ====        ======       ======       ======       ======




           13            2            2           --            --           --           --           --
           (9)          (9)          (2)          (3)          (11)          (4)         (28)          (5)
         ----         ----        -----         ----        ------       ------       ------       ------
            4           (7)          --           (3)          (11)          (4)         (28)          (5)
         ====         ====        =====         ====        ======       ======       ======       ======





          128           70          794            2            --            1           --            4
         (220)        (182)        (104)        (204)       (1,143)        (363)      (1,878)        (582)
         ----         ----        -----         ----        ------       ------       ------       ------
          (92)        (112)         690         (202)       (1,143)        (362)      (1,878)        (578)
         ====         ====        =====         ====        ======       ======       ======       ======




            2           66          354            3             1            2            2            8
          (48)         (36)         (32)         (60)         (463)         (93)        (808)        (157)
         ----         ----        -----         ----        ------       ------       ------       ------
          (46)          30          322          (57)         (462)         (91)        (806)        (149)
         ====         ====        =====         ====        ======       ======       ======       ======




            1            3            2           --            --           --           --           --
          (14)          (1)          (1)          --            (2)          --           (9)          (4)
         ----         ----        -----         ----        ------       ------       ------       ------
          (13)           2            1           --            (2)          --           (9)          (4)
         ====         ====        =====         ====        ======       ======       ======       ======




           --           --           --           --            --           --           --           --
           --           --           --           --            --           --           --           --
         ----         ----        -----         ----        ------       ------       ------       ------
           --           --           --           --            --           --           --           --
         ====         ====        =====         ====        ======       ======       ======       ======




           --           --           --           --            --           --           --           --
           --           --           --           --            --           --           --           --
         ----         ----        -----         ----        ------       ------       ------       ------
           --           --           --           --            --           --           --           --
         ====         ====        =====         ====        ======       ======       ======       ======




           --           --           --           --            --           --           --           --
           --           --           --           --            --           --           --           --
         ----         ----        -----         ----        ------       ------       ------       ------
           --           --           --           --            --           --           --           --
         ====         ====        =====         ====        ======       ======       ======       ======




           --           --           --           --            --           --           --           --
           --           --           --           --            --           --           --           --
         ----         ----        -----         ----        ------       ------       ------       ------
           --           --           --           --            --           --           --           --
         ====         ====        =====         ====        ======       ======       ======       ======


--------------------------------------------------------------------------------








                                   MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
                                     S&P 500                        SMALL CAP                       U.S. SMALL
                                     INDEX--                         GROWTH--                         CAP--
                                  INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
                            -------------------------       -------------------------       -------------------------
                               2009            2008            2009            2008            2009            2008
                            -----------------------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.............         94             121              22             35           1,245              14
Units Redeemed...........     (1,391)         (2,919)         (1,766)          (583)           (122)           (283)
                              ------          ------          ------           ----           -----            ----
  Net Increase
     (Decrease)..........     (1,297)         (2,798)         (1,744)          (548)          1,123            (269)
                              ======          ======          ======           ====           =====            ====



SERIES II POLICIES
Units Issued.............         --               7              --             --              13               2
Units Redeemed...........        (20)             (8)             (9)            (1)             (2)             (2)
                              ------          ------          ------           ----           -----            ----
  Net Increase
     (Decrease)..........        (20)             (1)             (9)            (1)             11              --
                              ======          ======          ======           ====           =====            ====



SERIES III POLICIES
Units Issued.............          1               7              --              1             604              --
Units Redeemed...........       (788)           (790)           (856)          (181)            (48)           (138)
                              ------          ------          ------           ----           -----            ----
  Net Increase
     (Decrease)..........       (787)           (783)           (856)          (180)            556            (138)
                              ======          ======          ======           ====           =====            ====



SERIES IV POLICIES
Units Issued.............          4              19               1              1             261               1
Units Redeemed...........       (144)           (227)           (459)           (74)            (12)             (5)
                              ------          ------          ------           ----           -----            ----
  Net Increase
     (Decrease)..........       (140)           (208)           (458)           (73)            249              (4)
                              ======          ======          ======           ====           =====            ====



SERIES V POLICIES
Units Issued.............         --              --              --             --               1               1
Units Redeemed...........         (2)             (3)             (4)            --              (7)             (1)
                              ------          ------          ------           ----           -----            ----
  Net Increase
     (Decrease)..........         (2)             (3)             (4)            --              (6)             --
                              ======          ======          ======           ====           =====            ====



SERIES VI POLICIES
Units Issued.............         --              --              --             --              --              --
Units Redeemed...........         --              --              --             --              --              --
                              ------          ------          ------           ----           -----            ----
  Net Increase
     (Decrease)..........         --              --              --             --              --              --
                              ======          ======          ======           ====           =====            ====



SERIES VII POLICIES
Units Issued.............         --              --              --             --              --              --
Units Redeemed...........         --              --              --             --              --              --
                              ------          ------          ------           ----           -----            ----
  Net Increase
     (Decrease)..........         --              --              --             --              --              --
                              ======          ======          ======           ====           =====            ====



SERIES VIII POLICIES
Units Issued.............         --              --              --             --              --              --
Units Redeemed...........         --              --              --             --              --              --
                              ------          ------          ------           ----           -----            ----
  Net Increase
     (Decrease)..........         --              --              --             --              --              --
                              ======          ======          ======           ====           =====            ====



SERIES IX POLICIES
Units Issued.............         --              --              --             --              --              --
Units Redeemed...........         --              --              --             --              --              --
                              ------          ------          ------           ----           -----            ----
  Net Increase
     (Decrease)..........         --              --              --             --              --              --
                              ======          ======          ======           ====           =====            ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                    ALGER AMERICAN              CVS CALVERT               DREYFUS IP
            MAINSTAY VP                SMALLCAP                   SOCIAL                  TECHNOLOGY
              VALUE--                  GROWTH--                  BALANCED                  GROWTH--
           INITIAL CLASS            CLASS O SHARES               PORTFOLIO              INITIAL SHARES
      ----------------------    ----------------------    ----------------------    ----------------------
         2009         2008         2009         2008         2009         2008         2009         2008
----------------------------------------------------------------------------------------------------------


          --             39          21           36           40           46          304           22
          --         (6,147)       (485)        (915)        (123)        (223)        (118)        (270)
          --         ------        ----         ----         ----         ----         ----         ----
          --         (6,108)       (464)        (879)         (83)        (177)         186         (248)
          ==         ======        ====         ====         ====         ====         ====         ====




          --             --          --           --            3            8           --           --
          --            (67)         (6)          (2)          (5)         (14)          (9)          (4)
          --         ------        ----         ----         ----         ----         ----         ----
          --            (67)         (6)          (2)          (2)          (6)          (9)          (4)
          ==         ======        ====         ====         ====         ====         ====         ====




          --              1          --            1           10           13          154            2
          --         (2,904)       (203)        (319)        (149)        (113)         (57)         (97)
          --         ------        ----         ----         ----         ----         ----         ----
          --         (2,903)       (203)        (318)        (139)        (100)          97          (95)
          ==         ======        ====         ====         ====         ====         ====         ====




          --              3          --            1            9           15           19            1
          --           (867)        (30)         (32)         (28)         (66)          (9)         (30)
          --         ------        ----         ----         ----         ----         ----         ----
          --           (864)        (30)         (31)         (19)         (51)          10          (29)
          ==         ======        ====         ====         ====         ====         ====         ====




          --             --          --            1            2            1            1            1
          --             (9)         (1)          (1)          (1)          (9)          --           --
          --         ------        ----         ----         ----         ----         ----         ----
          --             (9)         (1)          --            1           (8)           1            1
          ==         ======        ====         ====         ====         ====         ====         ====




          --             --          --           --            4           18           --           --
          --             --          --           --          (37)         (30)          --           --
          --         ------        ----         ----         ----         ----         ----         ----
          --             --          --           --          (33)         (12)          --           --
          ==         ======        ====         ====         ====         ====         ====         ====




          --             --          --           --           --           --           --           --
          --             --          --           --           --           --           --           --
          --         ------        ----         ----         ----         ----         ----         ----
          --             --          --           --           --           --           --           --
          ==         ======        ====         ====         ====         ====         ====         ====




          --             --          --           --            3           --           --           --
          --             --          --           --           --           --           --           --
          --         ------        ----         ----         ----         ----         ----         ----
          --             --          --           --            3           --           --           --
          ==         ======        ====         ====         ====         ====         ====         ====




          --             --          --           --            2           --           --           --
          --             --          --           --           --           --           --           --
          --         ------        ----         ----         ----         ----         ----         ----
          --             --          --           --            2           --           --           --
          ==         ======        ====         ====         ====         ====         ====         ====


--------------------------------------------------------------------------------







                                                                   FIDELITY(R)                     JANUS ASPEN
                                   FIDELITY(R)                         VIP                           BALANCED
                                       VIP                           EQUITY-                       PORTFOLIO--
                                 CONTRAFUND(R)--                     INCOME--                     INSTITUTIONAL
                                  INITIAL CLASS                   INITIAL CLASS                       SHARES
                            -------------------------       -------------------------       -------------------------
                               2009            2008            2009            2008            2009            2008
                            -----------------------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.............         86             109             44               75              82             125
Units Redeemed...........     (1,222)         (2,099)          (793)          (1,728)         (1,390)         (2,774)
                              ------          ------           ----           ------          ------          ------
  Net Increase
     (Decrease)..........     (1,136)         (1,990)          (749)          (1,653)         (1,308)         (2,649)
                              ======          ======           ====           ======          ======          ======


SERIES II POLICIES
Units Issued.............         --              --             --               --               3              --
Units Redeemed...........        (25)            (23)           (12)             (17)            (14)            (17)
                              ------          ------           ----           ------          ------          ------
  Net Increase
     (Decrease)..........        (25)            (23)           (12)             (17)            (11)            (17)
                              ======          ======           ====           ======          ======          ======


SERIES III POLICIES
Units Issued.............          9              10              2                3               2               7
Units Redeemed...........       (592)           (680)          (418)            (483)           (641)           (645)
                              ------          ------           ----           ------          ------          ------
  Net Increase
     (Decrease)..........       (583)           (670)          (416)            (480)           (639)           (638)
                              ======          ======           ====           ======          ======          ======


SERIES IV POLICIES
Units Issued.............          5              12              4                9              96              21
Units Redeemed...........       (231)            (85)          (106)             (96)           (145)           (171)
                              ------          ------           ----           ------          ------          ------
  Net Increase
     (Decrease)..........       (226)            (73)          (102)             (87)            (49)           (150)
                              ======          ======           ====           ======          ======          ======


SERIES V POLICIES
Units Issued.............          1              --             --                1               1              --
Units Redeemed...........         (2)             (5)            (5)              (7)             (3)             (7)
                              ------          ------           ----           ------          ------          ------
  Net Increase
     (Decrease)..........         (1)             (5)            (5)              (6)             (2)             (7)
                              ======          ======           ====           ======          ======          ======


SERIES VI POLICIES
Units Issued.............         --              --             --               --              --              --
Units Redeemed...........         --              --             --               --              --              --
                              ------          ------           ----           ------          ------          ------
  Net Increase
     (Decrease)..........         --              --             --               --              --              --
                              ======          ======           ====           ======          ======          ======


SERIES VII POLICIES
Units Issued.............         --              --             --               --              --              --
Units Redeemed...........         --              --             --               --              --              --
                              ------          ------           ----           ------          ------          ------
  Net Increase
     (Decrease)..........         --              --             --               --              --              --
                              ======          ======           ====           ======          ======          ======


SERIES VIII POLICIES
Units Issued.............         --              --             --               --              --              --
Units Redeemed...........         --              --             --               --              --              --
                              ------          ------           ----           ------          ------          ------
  Net Increase
     (Decrease)..........         --              --             --               --              --              --
                              ======          ======           ====           ======          ======          ======


SERIES IX POLICIES
Units Issued.............         --              --             --               --              --              --
Units Redeemed...........         --              --             --               --              --              --
                              ------          ------           ----           ------          ------          ------
  Net Increase
     (Decrease)..........         --              --             --               --              --              --
                              ======          ======           ====           ======          ======          ======




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







            JANUS ASPEN                 MFS(R)
             WORLDWIDE                 INVESTORS                  MFS(R)                    MFS(R)
            PORTFOLIO--                  TRUST                   RESEARCH                  UTILITIES
           INSTITUTIONAL               SERIES--                  SERIES--                  SERIES--
              SHARES                 INITIAL CLASS             INITIAL CLASS             INITIAL CLASS
      ----------------------    ----------------------    ----------------------    ----------------------
         2009         2008         2009         2008         2009         2008         2009         2008
----------------------------------------------------------------------------------------------------------


           67            98           5           14           12           18          --            5
         (781)       (1,535)       (158)        (338)        (201)        (343)        (18)         (25)
         ----        ------        ----         ----         ----         ----         ---          ---
         (714)       (1,437)       (153)        (324)        (189)        (325)        (18)         (20)
         ====        ======        ====         ====         ====         ====         ===          ===



            1            --          --           --           --           --          --           --
          (11)           (7)         (5)          (1)          (1)          (3)         (2)          --
         ----        ------        ----         ----         ----         ----         ---          ---
          (10)           (7)         (5)          (1)          (1)          (3)         (2)          --
         ====        ======        ====         ====         ====         ====         ===          ===



           --             1          --           --           12            1          --           --
         (240)         (240)       (136)         (46)         (87)        (115)        (37)         (24)
         ----        ------        ----         ----         ----         ----         ---          ---
         (240)         (239)       (136)         (46)         (75)        (114)        (37)         (24)
         ====        ======        ====         ====         ====         ====         ===          ===



            1             2           3            1            1           --          --            1
          (41)          (73)        (21)          (8)         (11)          (5)         (2)          (1)
         ----        ------        ----         ----         ----         ----         ---          ---
          (40)          (71)        (18)          (7)         (10)          (5)         (2)          --
         ====        ======        ====         ====         ====         ====         ===          ===



           --            --          --           --           --           --          --           --
           (2)           (1)         (3)          --           --           --          --           (1)
         ----        ------        ----         ----         ----         ----         ---          ---
           (2)           (1)         (3)          --           --           --          --           (1)
         ====        ======        ====         ====         ====         ====         ===          ===



           --            --          --           --           --           --          --           --
           --            --          --           --           --           --          --           --
         ----        ------        ----         ----         ----         ----         ---          ---
           --            --          --           --           --           --          --           --
         ====        ======        ====         ====         ====         ====         ===          ===



           --            --          --           --           --           --          --           --
           --            --          --           --           --           --          --           --
         ----        ------        ----         ----         ----         ----         ---          ---
           --            --          --           --           --           --          --           --
         ====        ======        ====         ====         ====         ====         ===          ===



           --            --          --           --           --           --          --           --
           --            --          --           --           --           --          --           --
         ----        ------        ----         ----         ----         ----         ---          ---
           --            --          --           --           --           --          --           --
         ====        ======        ====         ====         ====         ====         ===          ===



           --            --          --           --           --           --          --           --
           --            --          --           --           --           --          --           --
         ----        ------        ----         ----         ----         ----         ---          ---
           --            --          --           --           --           --          --           --
         ====        ======        ====         ====         ====         ====         ===          ===


--------------------------------------------------------------------------------






                                    NEUBERGER
                                      BERMAN                          ROYCE                           ROYCE
                                   AMT MID-CAP                      MICRO-CAP                       SMALL-CAP
                                      GROWTH                       PORTFOLIO--                     PORTFOLIO--
                                   PORTFOLIO--                      INVESTMENT                      INVESTMENT
                                     CLASS I                          CLASS                           CLASS
                            -------------------------       -------------------------       -------------------------
                               2009            2008            2009            2008            2009            2008
                            -----------------------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.............       --              --              271             196             184             372
Units Redeemed...........      (42)            (70)            (110)           (179)           (126)           (138)
                               ---             ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........      (42)            (70)             161              17              58             234
                               ===             ===             ====            ====            ====            ====


SERIES II POLICIES
Units Issued.............       --              --               31              40              24              69
Units Redeemed...........       (1)             (1)             (19)            (16)            (34)             (9)
                               ---             ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........       (1)             (1)              12              24             (10)             60
                               ===             ===             ====            ====            ====            ====


SERIES III POLICIES
Units Issued.............       --              --              249              95              63             225
Units Redeemed...........      (31)            (45)             (57)            (69)           (153)            (91)
                               ---             ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........      (31)            (45)             192              26             (90)            134
                               ===             ===             ====            ====            ====            ====


SERIES IV POLICIES
Units Issued.............        2              --              188             292             270             304
Units Redeemed...........       (9)             (7)            (226)            (88)            (65)            (53)
                               ---             ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........       (7)             (7)             (38)            204             205             251
                               ===             ===             ====            ====            ====            ====


SERIES V POLICIES
Units Issued.............       --               1               16              26              24              19
Units Redeemed...........       (1)             (1)              (5)            (21)             (4)             (2)
                               ---             ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........       (1)             --               11               5              20              17
                               ===             ===             ====            ====            ====            ====


SERIES VI POLICIES
Units Issued.............       --              --              196             186              69             199
Units Redeemed...........       --              --              (37)            (34)            (55)            (38)
                               ---             ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........       --              --              159             152              14             161
                               ===             ===             ====            ====            ====            ====


SERIES VII POLICIES
Units Issued.............       --              --                9              --               7              --
Units Redeemed...........       --              --               --              --              --              --
                               ---             ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........       --              --                9              --               7              --
                               ===             ===             ====            ====            ====            ====


SERIES VIII POLICIES
Units Issued.............       --              --               47              --              53              --
Units Redeemed...........       --              --               --              --              --              --
                               ---             ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........       --              --               47              --              53              --
                               ===             ===             ====            ====            ====            ====


SERIES IX POLICIES
Units Issued.............       --              --               33              --              21              --
Units Redeemed...........       --              --               (1)             --              --              --
                               ---             ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........       --              --               32              --              21              --
                               ===             ===             ====            ====            ====            ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                                                               VAN KAMPEN'S
           T. ROWE PRICE                                       UIF EMERGING
              EQUITY                    VAN ECK               MARKETS EQUITY
              INCOME                   WORLDWIDE                PORTFOLIO--
             PORTFOLIO                HARD ASSETS                 CLASS I
      ----------------------    ----------------------    ----------------------
         2009         2008         2009         2008         2009         2008
--------------------------------------------------------------------------------


           52            73         410          322          207           37
         (998)       (2,009)       (325)        (570)        (241)        (687)
         ----        ------        ----         ----         ----         ----
         (946)       (1,936)         85         (248)         (34)        (650)
         ====        ======        ====         ====         ====         ====



           --            --          47           91           --            6
          (24)          (27)        (27)         (76)          (2)          (5)
         ----        ------        ----         ----         ----         ----
          (24)          (27)         20           15           (2)           1
         ====        ======        ====         ====         ====         ====



           --             3         187          118          142            7
         (521)         (592)       (143)        (279)         (76)        (254)
         ----        ------        ----         ----         ----         ----
         (521)         (589)         44         (161)          66         (247)
         ====        ======        ====         ====         ====         ====



            3             3         413          288           22            3
         (273)          (99)       (131)        (373)         (12)         (50)
         ----        ------        ----         ----         ----         ----
         (270)          (96)        282          (85)          10          (47)
         ====        ======        ====         ====         ====         ====



            1            --          15           29            1           --
           (3)           (6)        (31)          (9)          (4)          (1)
         ----        ------        ----         ----         ----         ----
           (2)           (6)        (16)          20           (3)          (1)
         ====        ======        ====         ====         ====         ====



           --            --         143          213           --           --
           --            --        (116)        (207)          --           --
         ----        ------        ----         ----         ----         ----
           --            --          27            6           --           --
         ====        ======        ====         ====         ====         ====



           --            --          26           --           --           --
           --            --          --           --           --           --
         ----        ------        ----         ----         ----         ----
           --            --          26           --           --           --
         ====        ======        ====         ====         ====         ====



           --            --         115           --           --           --
           --            --          (1)          --           --           --
         ----        ------        ----         ----         ----         ----
           --            --         114           --           --           --
         ====        ======        ====         ====         ====         ====



           --            --          86           --           --           --
           --            --          (2)          --           --           --
         ----        ------        ----         ----         ----         ----
           --            --          84           --           --           --
         ====        ======        ====         ====         ====         ====


--------------------------------------------------------------------------------




                                                                              MAINSTAY VP
                          MAINSTAY VP               MAINSTAY VP                 COMMON
                          BALANCED--                  BOND--                    STOCK--
                         SERVICE CLASS             SERVICE CLASS             SERVICE CLASS
                    ----------------------    ----------------------    ----------------------
                       2009         2008         2009         2008         2009         2008
                    --------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.....       147           213         243          492           66           98
Units Redeemed...      (547)       (1,001)       (180)        (177)         (54)         (91)
                       ----        ------        ----         ----         ----         ----
  Net Increase
     (Decrease)..      (400)         (788)         63          315           12            7
                       ====        ======        ====         ====         ====         ====


SERIES II
  POLICIES
Units Issued.....        24            38          82          309           10           28
Units Redeemed...       (31)         (127)        (60)        (166)         (13)         (16)
                       ----        ------        ----         ----         ----         ----
  Net Increase
     (Decrease)..        (7)          (89)         22          143           (3)          12
                       ====        ======        ====         ====         ====         ====


SERIES III
  POLICIES
Units Issued.....        20            54         172          493           15           32
Units Redeemed...      (319)         (634)       (169)        (191)        (124)        (166)
                       ----        ------        ----         ----         ----         ----
  Net Increase
     (Decrease)..      (299)         (580)          3          302         (109)        (134)
                       ====        ======        ====         ====         ====         ====


SERIES IV
  POLICIES
Units Issued.....        55           108         503          625           44          146
Units Redeemed...      (168)         (719)       (204)        (222)         (88)        (216)
                       ----        ------        ----         ----         ----         ----
  Net Increase
     (Decrease)..      (113)         (611)        299          403          (44)         (70)
                       ====        ======        ====         ====         ====         ====


SERIES V POLICIES
Units Issued.....         5            14          58          159            3            3
Units Redeemed...       (40)          (43)        (82)         (64)          (1)         (10)
                       ----        ------        ----         ----         ----         ----
  Net Increase
     (Decrease)..       (35)          (29)        (24)          95            2           (7)
                       ====        ======        ====         ====         ====         ====


SERIES VI
  POLICIES
Units Issued.....        30            92         308          503           51           75
Units Redeemed...      (318)         (366)       (148)        (116)         (73)        (133)
                       ----        ------        ----         ----         ----         ----
  Net Increase
     (Decrease)..      (288)         (274)        160          387          (22)         (58)
                       ====        ======        ====         ====         ====         ====


SERIES VII
  POLICIES
Units Issued.....         5            --          56           --            5           --
Units Redeemed...        --            --          (4)          --           --           --
                       ----        ------        ----         ----         ----         ----
  Net Increase
     (Decrease)..         5            --          52           --            5           --
                       ====        ======        ====         ====         ====         ====


SERIES VIII
  POLICIES
Units Issued.....         9            --         142           --            8           --
Units Redeemed...        --            --          --           --           --           --
                       ----        ------        ----         ----         ----         ----
  Net Increase
     (Decrease)..         9            --         142           --            8           --
                       ====        ======        ====         ====         ====         ====


SERIES IX
  POLICIES
Units Issued.....         7            --          71           --            7           --
Units Redeemed...        --            --          --           --           (4)          --
                       ----        ------        ----         ----         ----         ----
  Net Increase
     (Decrease)..         7            --          71           --            3           --
                       ====        ======        ====         ====         ====         ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------




            MAINSTAY VP
           CONSERVATIVE               MAINSTAY VP               MAINSTAY VP               MAINSTAY VP
           ALLOCATION--              CONVERTIBLE--            FLOATING RATE--            GOVERNMENT--
           SERVICE CLASS             SERVICE CLASS             SERVICE CLASS             SERVICE CLASS
      ----------------------    ----------------------    ----------------------    ----------------------
         2009         2008         2009         2008         2009         2008         2009         2008
----------------------------------------------------------------------------------------------------------



          993        1,783          392          289        1,828           292          319       1,193
         (503)        (838)        (123)        (120)        (466)       (1,661)        (674)       (151)
         ----        -----         ----         ----        -----        ------       ------       -----
          490          945          269          169        1,362        (1,369)        (355)      1,042
         ====        =====         ====         ====        =====        ======       ======       =====



           77          564          180          207          463           174          137         596
         (192)        (150)         (76)         (78)        (123)         (816)        (270)       (129)
         ----        -----         ----         ----        -----        ------       ------       -----
         (115)        (414)         104          129          340          (642)        (133)        467
         ====        =====         ====         ====        =====        ======       ======       =====



          678        1,130          383          190        1,558            81           63       1,795
         (252)        (203)        (129)        (223)        (436)       (1,924)      (1,088)       (194)
         ----        -----         ----         ----        -----        ------       ------       -----
          426          927          254          (33)       1,122        (1,843)      (1,025)      1,601
         ====        =====         ====         ====        =====        ======       ======       =====



          813        1,318          360          534        2,334           225          241       1,699
         (172)        (154)        (150)        (168)        (237)       (1,850)        (613)       (205)
         ----        -----         ----         ----        -----        ------       ------       -----
          641        1,164          210          366        2,097        (1,625)        (372)      1,494
         ====        =====         ====         ====        =====        ======       ======       =====



           91           98           84           36          152            34           44          39
          (43)         (26)         (28)         (23)         (57)          (75)         (66)        (70)
         ----        -----         ----         ----        -----        ------       ------       -----
           48           72           56           13           95           (41)         (22)        (31)
         ====        =====         ====         ====        =====        ======       ======       =====



          313          604          711          367        1,269           112           92       1,338
         (186)        (100)        (133)        (111)        (173)       (1,065)        (924)       (128)
         ----        -----         ----         ----        -----        ------       ------       -----
          127          504          578          256        1,096          (953)        (832)      1,210
         ====        =====         ====         ====        =====        ======       ======       =====



           67           --           39           --          123            --           49          --
           (3)          --           --           --           (7)           --           (1)         --
         ----        -----         ----         ----        -----        ------       ------       -----
           64           --           39           --          116            --           48          --
         ====        =====         ====         ====        =====        ======       ======       =====



          170           --           99           --          172            --           53          --
           --           --           (1)          --           (2)           --           (3)         --
         ----        -----         ----         ----        -----        ------       ------       -----
          170           --           98           --          170            --           50          --
         ====        =====         ====         ====        =====        ======       ======       =====



          156           --           73           --           74            --           27          --
           (1)          --           --           --           --            --           --          --
         ----        -----         ----         ----        -----        ------       ------       -----
          155           --           73           --           74            --           27          --
         ====        =====         ====         ====        =====        ======       ======       =====


--------------------------------------------------------------------------------






                                   MAINSTAY VP                                                     MAINSTAY VP
                                      GROWTH                       MAINSTAY VP                      HIGH YIELD
                                   ALLOCATION--                  GROWTH EQUITY--                 CORPORATE BOND--
                                  SERVICE CLASS                   SERVICE CLASS                   SERVICE CLASS
                            -------------------------       -------------------------       -------------------------
                               2009            2008            2009            2008            2009            2008
                            -----------------------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.............       652           1,013              68              84           1,349              611
Units Redeemed...........      (312)           (287)            (79)           (131)           (402)            (944)
                               ----           -----            ----            ----           -----           ------
  Net Increase
     (Decrease)..........       340             726             (11)            (47)            947             (333)
                               ====           =====            ====            ====           =====           ======


SERIES II POLICIES
Units Issued.............        44              46               8              19           1,104              337
Units Redeemed...........       (15)            (33)             (5)            (10)           (182)            (403)
                               ----           -----            ----            ----           -----           ------
  Net Increase
     (Decrease)..........        29              13               3               9             922              (66)
                               ====           =====            ====            ====           =====           ======


SERIES III POLICIES
Units Issued.............       199             163              12              17           2,787              352
Units Redeemed...........      (160)            (64)           (123)           (185)           (583)          (1,557)
                               ----           -----            ----            ----           -----           ------
  Net Increase
     (Decrease)..........        39              99            (111)           (168)          2,204           (1,205)
                               ====           =====            ====            ====           =====           ======


SERIES IV POLICIES
Units Issued.............       322             617              16              20           2,882              768
Units Redeemed...........      (173)            (76)            (75)           (109)           (625)          (1,692)
                               ----           -----            ----            ----           -----           ------
  Net Increase
     (Decrease)..........       149             541             (59)            (89)          2,257             (924)
                               ====           =====            ====            ====           =====           ======


SERIES V POLICIES
Units Issued.............         4              17              20              --             386               64
Units Redeemed...........        (3)            (23)             (5)            (13)            (95)            (297)
                               ----           -----            ----            ----           -----           ------
  Net Increase
     (Decrease)..........         1              (6)             15             (13)            291             (233)
                               ====           =====            ====            ====           =====           ======


SERIES VI POLICIES
Units Issued.............       103             322              14              26           2,553              583
Units Redeemed...........      (113)           (139)            (85)           (105)           (573)            (837)
                               ----           -----            ----            ----           -----           ------
  Net Increase
     (Decrease)..........       (10)            183             (71)            (79)          1,980             (254)
                               ====           =====            ====            ====           =====           ======


SERIES VII POLICIES
Units Issued.............         5              --               1              --             254               --
Units Redeemed...........        --              --              --              --             (12)              --
                               ----           -----            ----            ----           -----           ------
  Net Increase
     (Decrease)..........         5              --               1              --             242               --
                               ====           =====            ====            ====           =====           ======


SERIES VIII POLICIES
Units Issued.............        49              --               2              --             441               --
Units Redeemed...........        (1)             --              --              --              (2)              --
                               ----           -----            ----            ----           -----           ------
  Net Increase
     (Decrease)..........        48              --               2              --             439               --
                               ====           =====            ====            ====           =====           ======


SERIES IX POLICIES
Units Issued.............        37              --               3              --             390               --
Units Redeemed...........        --              --              --              --              (3)              --
                               ----           -----            ----            ----           -----           ------
  Net Increase
     (Decrease)..........        37              --               3              --             387               --
                               ====           =====            ====            ====           =====           ======




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








            MAINSTAY VP               MAINSTAY VP               MAINSTAY VP               MAINSTAY VP
       ICAP SELECT EQUITY--        INCOME BUILDER--       INTERNATIONAL EQUITY--      LARGE CAP GROWTH--
           SERVICE CLASS             SERVICE CLASS             SERVICE CLASS             SERVICE CLASS
      ----------------------    ----------------------    ----------------------    ----------------------
         2009         2008         2009         2008         2009         2008         2009         2008
----------------------------------------------------------------------------------------------------------


        1,995        1,576           79           88          225          323          268          249
         (212)        (159)         (67)        (103)        (192)        (266)         (59)         (50)
        -----        -----         ----         ----         ----         ----         ----         ----
        1,783        1,417           12          (15)          33           57          209          199
        =====        =====         ====         ====         ====         ====         ====         ====



          267          257           17           64           35          105           26          103
          (56)         (66)         (11)          (5)         (49)        (106)         (33)         (13)
        -----        -----         ----         ----         ----         ----         ----         ----
          211          191            6           59          (14)          (1)          (7)          90
        =====        =====         ====         ====         ====         ====         ====         ====



        1,968        1,780           12           19           86          120          192          239
         (187)        (169)        (122)        (201)        (243)        (537)         (76)         (44)
        -----        -----         ----         ----         ----         ----         ----         ----
        1,781        1,611         (110)        (182)        (157)        (417)         116          195
        =====        =====         ====         ====         ====         ====         ====         ====



        2,630        2,398           23           22          176          387          236          858
         (239)        (259)         (73)        (140)        (289)        (597)        (168)        (118)
        -----        -----         ----         ----         ----         ----         ----         ----
        2,391        2,139          (50)        (118)        (113)        (210)          68          740
        =====        =====         ====         ====         ====         ====         ====         ====



          131           74            5            1           15           34           53           39
          (24)         (19)          (5)         (21)         (29)         (42)         (18)          (9)
        -----        -----         ----         ----         ----         ----         ----         ----
          107           55           --          (20)         (14)          (8)          35           30
        =====        =====         ====         ====         ====         ====         ====         ====



        1,567        1,616           35           16           64          214          263          265
         (191)        (141)         (44)         (78)        (256)        (420)         (73)         (54)
        -----        -----         ----         ----         ----         ----         ----         ----
        1,376        1,475           (9)         (62)        (192)        (206)         190          211
        =====        =====         ====         ====         ====         ====         ====         ====



           23           --            3           --           10           --           18           --
           --           --           --           --           --           --           --           --
        -----        -----         ----         ----         ----         ----         ----         ----
           23           --            3           --           10           --           18           --
        =====        =====         ====         ====         ====         ====         ====         ====



           93           --           16           --           60           --           65           --
           (1)          --           --           --           --           --           --           --
        -----        -----         ----         ----         ----         ----         ----         ----
           92           --           16           --           60           --           65           --
        =====        =====         ====         ====         ====         ====         ====         ====



           66           --            6           --           52           --           50           --
           (1)          --           --           --           (1)          --           (2)          --
        -----        -----         ----         ----         ----         ----         ----         ----
           65           --            6           --           51           --           48           --
        =====        =====         ====         ====         ====         ====         ====         ====


--------------------------------------------------------------------------------







                                   MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
                                  MID CAP CORE--                 MID CAP GROWTH--                MID CAP VALUE--
                                  SERVICE CLASS                   SERVICE CLASS                   SERVICE CLASS
                            -------------------------       -------------------------       -------------------------
                               2009            2008            2009            2008            2009            2008
                            -----------------------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.............     1,546             152              114            168              122            191
Units Redeemed...........      (101)           (126)          (1,539)          (203)          (1,823)          (278)
                              -----            ----           ------           ----           ------           ----
  Net Increase
     (Decrease)..........     1,445              26           (1,425)           (35)          (1,701)           (87)
                              =====            ====           ======           ====           ======           ====


SERIES II POLICIES
Units Issued.............       144              34                7             44               20             53
Units Redeemed...........       (19)            (22)            (171)           (13)            (246)           (40)
                              -----            ----           ------           ----           ------           ----
  Net Increase
     (Decrease)..........       125              12             (164)            31             (226)            13
                              =====            ====           ======           ====           ======           ====


SERIES III POLICIES
Units Issued.............     1,587              43               26             68               25             46
Units Redeemed...........      (101)           (249)          (1,685)          (378)          (2,282)          (599)
                              -----            ----           ------           ----           ------           ----
  Net Increase
     (Decrease)..........     1,486            (206)          (1,659)          (310)          (2,257)          (553)
                              =====            ====           ======           ====           ======           ====


SERIES IV POLICIES
Units Issued.............     1,804             128               57             95               71            133
Units Redeemed...........      (106)           (262)          (1,935)          (340)          (2,910)          (583)
                              -----            ----           ------           ----           ------           ----
  Net Increase
     (Decrease)..........     1,698            (134)          (1,878)          (245)          (2,839)          (450)
                              =====            ====           ======           ====           ======           ====


SERIES V POLICIES
Units Issued.............        76               9                4              2                2              9
Units Redeemed...........        (3)            (40)             (72)           (18)            (104)           (43)
                              -----            ----           ------           ----           ------           ----
  Net Increase
     (Decrease)..........        73             (31)             (68)           (16)            (102)           (34)
                              =====            ====           ======           ====           ======           ====


SERIES VI POLICIES
Units Issued.............     1,238              78               22             88               38             60
Units Redeemed...........       (94)           (289)          (1,427)          (393)          (1,741)          (331)
                              -----            ----           ------           ----           ------           ----
  Net Increase
     (Decrease)..........     1,144            (211)          (1,405)          (305)          (1,703)          (271)
                              =====            ====           ======           ====           ======           ====


SERIES VII POLICIES
Units Issued.............         3              --                1             --                3             --
Units Redeemed...........        --              --               (1)            --               (3)            --
                              -----            ----           ------           ----           ------           ----
  Net Increase
     (Decrease)..........         3              --               --             --               --             --
                              =====            ====           ======           ====           ======           ====


SERIES VIII POLICIES
Units Issued.............        34              --                6             --               12             --
Units Redeemed...........        --              --               (6)            --              (12)            --
                              -----            ----           ------           ----           ------           ----
  Net Increase
     (Decrease)..........        34              --               --             --               --             --
                              =====            ====           ======           ====           ======           ====


SERIES IX POLICIES
Units Issued.............        16              --                7             --               11             --
Units Redeemed...........        --              --               (7)            --              (11)            --
                              -----            ----           ------           ----           ------           ----
  Net Increase
     (Decrease)..........        16              --               --             --               --             --
                              =====            ====           ======           ====           ======           ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








            MAINSTAY VP               MAINSTAY VP
             MODERATE               MODERATE GROWTH             MAINSTAY VP               MAINSTAY VP
           ALLOCATION--              ALLOCATION--             S&P 500 INDEX--         SMALL CAP GROWTH--
           SERVICE CLASS             SERVICE CLASS             SERVICE CLASS             SERVICE CLASS
      ----------------------    ----------------------    ----------------------    ----------------------
         2009         2008         2009         2008         2009         2008         2009         2008
----------------------------------------------------------------------------------------------------------


        1,672        2,218        1,425        2,045          340          370            82         109
         (735)        (859)        (643)        (746)        (293)        (411)       (1,160)       (139)
        -----        -----        -----        -----         ----         ----        ------        ----
          937        1,359          782        1,299           47          (41)       (1,078)        (30)
        =====        =====        =====        =====         ====         ====        ======        ====



          294          516           63          206           59           52             1          15
          (89)        (188)        (285)        (122)         (60)         (61)          (61)        (13)
        -----        -----        -----        -----         ----         ----        ------        ----
          205          328         (222)          84           (1)          (9)          (60)          2
        =====        =====        =====        =====         ====         ====        ======        ====



        1,770        1,002          419          609           43          125            11          13
         (250)        (177)        (739)        (248)        (318)        (599)       (1,141)       (195)
        -----        -----        -----        -----         ----         ----        ------        ----
        1,520          825         (320)         361         (275)        (474)       (1,130)       (182)
        =====        =====        =====        =====         ====         ====        ======        ====



        1,339        1,745          567        1,815          168          160            45          42
         (237)        (260)        (354)        (220)        (283)        (495)       (1,419)       (190)
        -----        -----        -----        -----         ----         ----        ------        ----
        1,102        1,485          213        1,595         (115)        (335)       (1,374)       (148)
        =====        =====        =====        =====         ====         ====        ======        ====



           38           94            3           49           14           12             2           1
          (45)         (91)         (75)         (78)         (31)         (65)          (44)        (10)
        -----        -----        -----        -----         ----         ----        ------        ----
           (7)           3          (72)         (29)         (17)         (53)          (42)         (9)
        =====        =====        =====        =====         ====         ====        ======        ====



          423        1,175          226          624          128          187            51          29
         (282)        (142)        (314)        (427)        (325)        (290)         (867)        (90)
        -----        -----        -----        -----         ----         ----        ------        ----
          141        1,033          (88)         197         (197)        (103)         (816)        (61)
        =====        =====        =====        =====         ====         ====        ======        ====



           56           --           11           --            6           --            --          --
           --           --           --           --           --           --            --          --
        -----        -----        -----        -----         ----         ----        ------        ----
           56           --           11           --            6           --            --          --
        =====        =====        =====        =====         ====         ====        ======        ====



          126           --          154           --           18           --             4          --
           --           --           --           --           --           --            (4)         --
        -----        -----        -----        -----         ----         ----        ------        ----
          126           --          154           --           18           --            --          --
        =====        =====        =====        =====         ====         ====        ======        ====



           95           --           86           --           14           --             2          --
           (1)          --          (12)          --           --           --            (2)         --
        -----        -----        -----        -----         ----         ----        ------        ----
           94           --           74           --           14           --            --          --
        =====        =====        =====        =====         ====         ====        ======        ====


--------------------------------------------------------------------------------






                                   MAINSTAY VP                     MAINSTAY VP                    ALGER AMERICAN
                                 U.S. SMALL CAP--                    VALUE--                    SMALLCAP GROWTH--
                                  SERVICE CLASS                   SERVICE CLASS                   CLASS S SHARES
                            -------------------------       -------------------------       -------------------------
                               2009            2008            2009            2008            2009            2008
                            -----------------------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.............      804               89             --                64             29              40
Units Redeemed...........      (29)             (70)            --            (1,338)           (60)            (79)
                               ---             ----             --            ------           ----            ----
  Net Increase
     (Decrease)..........      775               19             --            (1,274)           (31)            (39)
                               ===             ====             ==            ======           ====            ====


SERIES II POLICIES
Units Issued.............       54               16             --                12             --               1
Units Redeemed...........       (6)             (37)            --              (188)            (9)            (12)
                               ---             ----             --            ------           ----            ----
  Net Increase
     (Decrease)..........       48              (21)            --              (176)            (9)            (11)
                               ===             ====             ==            ======           ====            ====


SERIES III POLICIES
Units Issued.............      776               25             --                16              1               8
Units Redeemed...........      (28)            (123)            --            (1,945)           (82)           (122)
                               ---             ----             --            ------           ----            ----
  Net Increase
     (Decrease)..........      748              (98)            --            (1,929)           (81)           (114)
                               ===             ====             ==            ======           ====            ====


SERIES IV POLICIES
Units Issued.............      947               71             --                62              3               9
Units Redeemed...........      (28)             (60)            --            (1,924)          (100)           (168)
                               ---             ----             --            ------           ----            ----
  Net Increase
     (Decrease)..........      919               11             --            (1,862)           (97)           (159)
                               ===             ====             ==            ======           ====            ====


SERIES V POLICIES
Units Issued.............       40                6             --                 2              1              --
Units Redeemed...........       (7)             (10)            --               (83)            (2)             (8)
                               ---             ----             --            ------           ----            ----
  Net Increase
     (Decrease)..........       33               (4)            --               (81)            (1)             (8)
                               ===             ====             ==            ======           ====            ====


SERIES VI POLICIES
Units Issued.............      543               65             --                41              1               2
Units Redeemed...........      (31)            (100)            --            (1,494)           (58)            (97)
                               ---             ----             --            ------           ----            ----
  Net Increase
     (Decrease)..........      512              (35)            --            (1,453)           (57)            (95)
                               ===             ====             ==            ======           ====            ====


SERIES VII POLICIES
Units Issued.............        2               --             --                --             --              --
Units Redeemed...........       --               --             --                --             --              --
                               ---             ----             --            ------           ----            ----
  Net Increase
     (Decrease)..........        2               --             --                --             --              --
                               ===             ====             ==            ======           ====            ====


SERIES VIII POLICIES
Units Issued.............       21               --             --                --             --              --
Units Redeemed...........       --               --             --                --             --              --
                               ---             ----             --            ------           ----            ----
  Net Increase
     (Decrease)..........       21               --             --                --             --              --
                               ===             ====             ==            ======           ====            ====


SERIES IX POLICIES
Units Issued.............       11               --             --                --             --              --
Units Redeemed...........       --               --             --                --             --              --
                               ---             ----             --            ------           ----            ----
  Net Increase
     (Decrease)..........       11               --             --                --             --              --
                               ===             ====             ==            ======           ====            ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






        COLUMBIA SMALL CAP
            VALUE FUND,          DREYFUS IP TECHNOLOGY        FIDELITY(R) VIP           FIDELITY(R) VIP
         VARIABLE SERIES--             GROWTH--               CONTRAFUND(R)--           EQUITY-INCOME--
              CLASS B               SERVICE SHARES            SERVICE CLASS 2           SERVICE CLASS 2
      ----------------------    ----------------------    ----------------------    ----------------------
         2009         2008         2009         2008         2009         2008         2009         2008
----------------------------------------------------------------------------------------------------------


           65           95         171           73           461          582          214          286
         (136)        (238)        (48)         (60)         (289)        (236)        (205)        (271)
         ----         ----         ---          ---          ----         ----         ----         ----
          (71)        (143)        123           13           172          346            9           15
         ====         ====         ===          ===          ====         ====         ====         ====



           11           19          27           42            91          198           47           69
          (23)         (51)        (29)         (16)          (93)        (142)         (51)        (138)
         ----         ----         ---          ---          ----         ----         ----         ----
          (12)         (32)         (2)          26            (2)          56           (4)         (69)
         ====         ====         ===          ===          ====         ====         ====         ====



           22           46         148           13           102          347           42          113
          (48)        (114)        (29)         (81)         (308)        (386)        (214)        (540)
         ----         ----         ---          ---          ----         ----         ----         ----
          (26)         (68)        119          (68)         (206)         (39)        (172)        (427)
         ====         ====         ===          ===          ====         ====         ====         ====



           77           77         255          115           425          842          111          273
          (93)        (156)        (51)         (40)         (734)        (620)        (325)        (291)
         ----         ----         ---          ---          ----         ----         ----         ----
          (16)         (79)        204           75          (309)         222         (214)         (18)
         ====         ====         ===          ===          ====         ====         ====         ====



           18           14          14           19            29           64            9           11
           (6)         (22)         (5)          (3)          (82)         (63)         (38)        (101)
         ----         ----         ---          ---          ----         ----         ----         ----
           12           (8)          9           16           (53)           1          (29)         (90)
         ====         ====         ===          ===          ====         ====         ====         ====



           19           35         201           41           202          480           63          142
          (73)         (81)        (20)         (55)         (322)        (368)        (236)        (338)
         ----         ----         ---          ---          ----         ----         ----         ----
          (54)         (46)        181          (14)         (120)         112         (173)        (196)
         ====         ====         ===          ===          ====         ====         ====         ====



            2           --           8           --            28           --            9           --
           --           --          --           --            (4)          --           --           --
         ----         ----         ---          ---          ----         ----         ----         ----
            2           --           8           --            24           --            9           --
         ====         ====         ===          ===          ====         ====         ====         ====



            8           --          31           --            96           --           40           --
           --           --          --           --            (1)          --           --           --
         ----         ----         ---          ---          ----         ----         ----         ----
            8           --          31           --            95           --           40           --
         ====         ====         ===          ===          ====         ====         ====         ====



            3           --          21           --            54           --           28           --
           --           --          (2)          --            (4)          --           --           --
         ----         ----         ---          ---          ----         ----         ----         ----
            3           --          19           --            50           --           28           --
         ====         ====         ===          ===          ====         ====         ====         ====


--------------------------------------------------------------------------------






                                                                   JANUS ASPEN                     JANUS ASPEN
                                   FIDELITY(R)                       BALANCED                       WORLDWIDE
                                  VIP MID CAP--                    PORTFOLIO--                     PORTFOLIO--
                                 SERVICE CLASS 2                  SERVICE SHARES                  SERVICE SHARES
                            -------------------------       -------------------------       -------------------------
                               2009            2008            2009            2008            2009            2008
                            -----------------------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.............       218             276             258             301            102              88
Units Redeemed...........      (333)           (697)           (125)           (158)           (42)            (44)
                               ----            ----            ----            ----            ---             ---
  Net Increase
     (Decrease)..........      (115)           (421)            133             143             60              44
                               ====            ====            ====            ====            ===             ===


SERIES II POLICIES
Units Issued.............        50              54              53             148             18              26
Units Redeemed...........       (31)            (31)            (38)            (46)            (7)            (21)
                               ----            ----            ----            ----            ---             ---
  Net Increase
     (Decrease)..........        19              23              15             102             11               5
                               ====            ====            ====            ====            ===             ===


SERIES III POLICIES
Units Issued.............        45              84              59             126             59              36
Units Redeemed...........      (195)           (427)           (145)           (205)           (34)            (92)
                               ----            ----            ----            ----            ---             ---
  Net Increase
     (Decrease)..........      (150)           (343)            (86)            (79)            25             (56)
                               ====            ====            ====            ====            ===             ===


SERIES IV POLICIES
Units Issued.............       225             326             239             430             76              80
Units Redeemed...........      (371)           (327)           (300)           (234)           (43)            (41)
                               ----            ----            ----            ----            ---             ---
  Net Increase
     (Decrease)..........      (146)             (1)            (61)            196             33              39
                               ====            ====            ====            ====            ===             ===


SERIES V POLICIES
Units Issued.............        19              27              18              29              5              10
Units Redeemed...........       (14)            (28)            (39)            (47)            (1)            (11)
                               ----            ----            ----            ----            ---             ---
  Net Increase
     (Decrease)..........         5              (1)            (21)            (18)             4              (1)
                               ====            ====            ====            ====            ===             ===


SERIES VI POLICIES
Units Issued.............        50             190             137             203             26              59
Units Redeemed...........      (228)           (193)           (116)            (85)           (28)            (39)
                               ----            ----            ----            ----            ---             ---
  Net Increase
     (Decrease)..........      (178)             (3)             21             118             (2)             20
                               ====            ====            ====            ====            ===             ===


SERIES VII POLICIES
Units Issued.............        16              --              15              --              6              --
Units Redeemed...........        --              --              --              --             --              --
                               ----            ----            ----            ----            ---             ---
  Net Increase
     (Decrease)..........        16              --              15              --              6              --
                               ====            ====            ====            ====            ===             ===


SERIES VIII POLICIES
Units Issued.............        66              --              88              --             15              --
Units Redeemed...........        --              --              (1)             --             (1)             --
                               ----            ----            ----            ----            ---             ---
  Net Increase
     (Decrease)..........        66              --              87              --             14              --
                               ====            ====            ====            ====            ===             ===


SERIES IX POLICIES
Units Issued.............        39              --              42              --             13              --
Units Redeemed...........        --              --              --              --             (1)             --
                               ----            ----            ----            ----            ---             ---
  Net Increase
     (Decrease)..........        39              --              42              --             12              --
                               ====            ====            ====            ====            ===             ===




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                                                                                       NEUBERGER BERMAN
                                                                                          AMT MID-CAP
         MFS(R) INVESTORS               MFS(R)                    MFS(R)                    GROWTH
          TRUST SERIES--           RESEARCH SERIES--        UTILITIES SERIES--            PORTFOLIO--
           SERVICE CLASS             SERVICE CLASS             SERVICE CLASS                CLASS S
      ----------------------    ----------------------    ----------------------    ----------------------
         2009         2008         2009         2008         2009         2008         2009         2008
----------------------------------------------------------------------------------------------------------



          14           27           18           19           446           671         36           92
         (11)          (7)         (12)         (21)         (740)       (1,316)       (98)         (81)
         ---          ---          ---          ---          ----        ------        ---          ---
           3           20            6           (2)         (294)         (645)       (62)          11
         ===          ===          ===          ===          ====        ======        ===          ===



          --            9            3            3            81           206          5           10
          (3)          (2)          (4)          (5)          (98)         (245)        (7)         (19)
         ---          ---          ---          ---          ----        ------        ---          ---
          (3)           7           (1)          (2)          (17)          (39)        (2)          (9)
         ===          ===          ===          ===          ====        ======        ===          ===



          26           20            9           13           110           227         21           23
         (12)         (10)         (24)          (9)         (450)         (802)       (62)         (69)
         ---          ---          ---          ---          ----        ------        ---          ---
          14           10          (15)           4          (340)         (575)       (41)         (46)
         ===          ===          ===          ===          ====        ======        ===          ===



          12           28           18           16           258           544         27           64
          (8)         (24)         (14)         (24)         (341)         (704)       (61)         (25)
         ---          ---          ---          ---          ----        ------        ---          ---
           4            4            4           (8)          (83)         (160)       (34)          39
         ===          ===          ===          ===          ====        ======        ===          ===



          --            5           --            2             8            50          2           20
          (7)          (1)          --           --           (48)          (83)       (21)          (3)
         ---          ---          ---          ---          ----        ------        ---          ---
          (7)           4           --            2           (40)          (33)       (19)          17
         ===          ===          ===          ===          ====        ======        ===          ===



           7           17            2           18           134           454         23           49
          (4)         (23)         (27)         (22)         (563)         (630)       (59)         (69)
         ---          ---          ---          ---          ----        ------        ---          ---
           3           (6)         (25)          (4)         (429)         (176)       (36)         (20)
         ===          ===          ===          ===          ====        ======        ===          ===



          --           --           --           --            47            --          2           --
          --           --           --           --            --            --         --           --
         ---          ---          ---          ---          ----        ------        ---          ---
          --           --           --           --            47            --          2           --
         ===          ===          ===          ===          ====        ======        ===          ===



           4           --            3           --            92            --          8           --
          --           --           --           --            (1)           --         --           --
         ---          ---          ---          ---          ----        ------        ---          ---
           4           --            3           --            91            --          8           --
         ===          ===          ===          ===          ====        ======        ===          ===



          --           --            1           --            84            --         14           --
          --           --           (1)          --            (1)           --         --           --
         ---          ---          ---          ---          ----        ------        ---          ---
          --           --           --           --            83            --         14           --
         ===          ===          ===          ===          ====        ======        ===          ===


--------------------------------------------------------------------------------







                                                 VAN KAMPEN'S UIF
                                                     EMERGING
                         T. ROWE PRICE            MARKETS EQUITY              VICTORY VIF
                         EQUITY INCOME              PORTFOLIO--           DIVERSIFIED STOCK--
                         PORTFOLIO--II               CLASS II               CLASS A SHARES
                    ----------------------    ----------------------    ----------------------
                       2009         2008         2009         2008         2009         2008
                    --------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.....       231          298         190           185          39           79
Units Redeemed...      (220)        (266)        (54)          (74)        (56)         (58)
                       ----         ----         ---          ----         ---          ---
  Net Increase
     (Decrease)..        11           32         136           111         (17)          21
                       ====         ====         ===          ====         ===          ===


SERIES II
  POLICIES
Units Issued.....        46          106          52            73          32           28
Units Redeemed...       (85)        (112)        (28)          (53)         (5)          (8)
                       ----         ----         ---          ----         ---          ---
  Net Increase
     (Decrease)..       (39)          (6)         24            20          27           20
                       ====         ====         ===          ====         ===          ===


SERIES III
  POLICIES
Units Issued.....        39           73         105           113          14           32
Units Redeemed...      (251)        (481)        (47)         (105)        (50)         (27)
                       ----         ----         ---          ----         ---          ---
  Net Increase
     (Decrease)..      (212)        (408)         58             8         (36)           5
                       ====         ====         ===          ====         ===          ===


SERIES IV
  POLICIES
Units Issued.....       163          428         167           162          65          121
Units Redeemed...      (584)        (875)        (66)         (171)        (56)         (29)
                       ----         ----         ---          ----         ---          ---
  Net Increase
     (Decrease)..      (421)        (447)        101            (9)          9           92
                       ====         ====         ===          ====         ===          ===


SERIES V POLICIES
Units Issued.....         4           53          23            14           5           20
Units Redeemed...       (72)        (136)         (6)           (7)         (9)          (1)
                       ----         ----         ---          ----         ---          ---
  Net Increase
     (Decrease)..       (68)         (83)         17             7          (4)          19
                       ====         ====         ===          ====         ===          ===


SERIES VI
  POLICIES
Units Issued.....        67          165         137           141           3           41
Units Redeemed...      (263)        (496)        (58)         (132)        (55)         (17)
                       ----         ----         ---          ----         ---          ---
  Net Increase
     (Decrease)..      (196)        (331)         79             9         (52)          24
                       ====         ====         ===          ====         ===          ===


SERIES VII
  POLICIES
Units Issued.....        10           --          22            --           1           --
Units Redeemed...        --           --          --            --          --           --
                       ----         ----         ---          ----         ---          ---
  Net Increase
     (Decrease)..        10           --          22            --           1           --
                       ====         ====         ===          ====         ===          ===


SERIES VIII
  POLICIES
Units Issued.....        26           --          61            --           5           --
Units Redeemed...        --           --          --            --          --           --
                       ----         ----         ---          ----         ---          ---
  Net Increase
     (Decrease)..        26           --          61            --           5           --
                       ====         ====         ===          ====         ===          ===


SERIES IX
  POLICIES
Units Issued.....        24           --          39            --           2           --
Units Redeemed...        --           --          --            --          --           --
                       ----         ----         ---          ----         ---          ---
  Net Increase
     (Decrease)..        24           --          39            --           2           --
                       ====         ====         ===          ====         ===          ===




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2009, 2008, 2007, 2006 and 2005:





                                                       MAINSTAY VP
                                                   BOND--INITIAL CLASS
                                     -----------------------------------------------
                                       2009     2008      2007      2006      2005
                                     -----------------------------------------------


SERIES I POLICIES (a)
Net Assets.........................  $82,627   $86,749  $103,808  $116,353  $143,751
Units Outstanding..................    4,350     4,854     5,935     6,999     8,911
Variable Accumulation Unit Value...  $ 19.00   $ 17.87  $  17.47  $  16.64  $  16.14
Total Return.......................     6.3%      2.3%      5.0%      3.1%      0.8%
Investment Income Ratio............     4.6%      4.0%      3.5%      1.1%      3.0%

SERIES II POLICIES (b)
Net Assets.........................  $   613   $   660  $    936  $    959  $  1,139
Units Outstanding..................       40        46        66        71        87
Variable Accumulation Unit Value...  $ 15.30   $ 14.42  $  14.12  $  13.46  $  13.08
Total Return.......................     6.1%      2.1%      4.9%      2.9%      0.6%
Investment Income Ratio............     4.5%      3.6%      3.4%      1.1%      3.1%

SERIES III POLICIES (c)
Net Assets.........................  $34,959   $38,193  $ 39,600  $ 40,200  $ 46,639
Units Outstanding..................    2,339     2,710     2,869     3,053     3,643
Variable Accumulation Unit Value...  $ 14.95   $ 14.10  $  13.81  $  13.17  $  12.80
Total Return.......................     6.1%      2.1%      4.8%      2.9%      0.6%
Investment Income Ratio............     4.5%      4.2%      3.7%      1.1%      3.0%

SERIES IV POLICIES (d)
Net Assets.........................  $11,587   $11,916  $ 12,065  $ 11,976  $ 13,277
Units Outstanding..................      860       940       971     1,014     1,158
Variable Accumulation Unit Value...  $ 13.47   $ 12.68  $  12.40  $  11.82  $  11.47
Total Return.......................     6.2%      2.2%      5.0%      3.0%      0.7%
Investment Income Ratio............     4.6%      4.1%      3.6%      1.1%      3.1%

SERIES V POLICIES (e)
Net Assets.........................  $   121   $   188  $    208  $    240  $    271
Units Outstanding..................        9        16        17        21        25
Variable Accumulation Unit Value...  $ 12.79   $ 12.09  $  11.88  $  11.36  $  11.07
Total Return.......................     5.8%      1.8%      4.6%      2.6%      0.3%
Investment Income Ratio............     4.3%      4.1%      3.4%      1.1%      3.2%

SERIES VI POLICIES (f)
Net Assets.........................  $    --   $    --  $     --  $     --  $     --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...  $    --   $    --  $     --  $     --  $     --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

SERIES VII POLICIES (g)
Net Assets.........................  $    --   $    --  $     --  $     --  $     --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...  $    --   $    --  $     --  $     --  $     --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................  $    --   $    --  $     --  $     --  $     --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...  $    --   $    --  $     --  $     --  $     --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................  $    --   $    --  $     --  $     --  $     --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...  $    --   $    --  $     --  $     --  $     --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                         MainStay VP                                      MainStay VP
                       Cash Management                            Common Stock--Initial Class
      ------------------------------------------------  ----------------------------------------------
        2009      2008      2007      2006      2005      2009     2008     2007      2006      2005
      ------------------------------------------------------------------------------------------------


      $109,910  $173,656  $121,912   $94,109  $104,359  $94,392  $89,607  $181,427  $217,729  $234,431
        81,717   127,879    90,100    71,765    82,631    4,440    5,082     6,457     8,043     9,934
      $   1.35  $   1.36  $   1.35   $  1.31  $   1.27  $ 21.28  $ 17.63  $  28.11  $  27.11  $  23.61
         (1.3%)     0.8%      3.4%      3.1%      1.5%    20.7%   (37.3%)     3.7%     14.9%      6.2%
            --      2.1%      4.7%      4.5%      2.9%     2.1%     1.4%      1.2%      0.5%      0.9%


      $ 12,607  $ 27,184  $ 13,015   $ 5,265  $  3,519  $   432  $   343  $    604  $    684  $    902
        11,459    24,265    11,758     4,894     3,332       59       56        62        72       110
      $   1.10  $   1.12  $   1.11   $  1.08  $   1.04  $  7.37  $  6.11  $   9.76  $   9.43  $   8.22
         (1.5%)     0.6%      3.2%      3.0%      1.4%    20.5%   (37.4%)     3.5%     14.7%      6.0%
          0.1%      2.0%      4.7%      4.5%      2.8%     2.2%     1.5%      1.2%      0.5%      0.9%


      $ 74,347  $136,011  $ 79,545   $44,139  $ 41,117  $14,310  $13,910  $ 26,757  $ 30,739  $ 30,004
        68,620   124,224    71,971    41,247    38,715    1,935    2,267     2,725     3,244     3,632
      $   1.09  $   1.10  $   1.10   $  1.06  $   1.03  $  7.39  $  6.13  $   9.80  $   9.47  $   8.26
         (1.5%)     0.6%      3.2%      2.9%      1.3%    20.5%   (37.4%)     3.5%     14.6%      6.0%
          0.1%      2.0%      4.7%      4.5%      2.9%     2.1%     1.4%      1.2%      0.6%      1.0%


      $ 70,669  $114,583  $ 42,684   $26,243  $ 19,248  $ 5,294  $ 5,006  $  9,415  $  9,783  $  9,394
        66,778   106,914    39,964    25,518    18,974      506      575       678       730       805
      $   1.06  $   1.07  $   1.06   $  1.03  $   1.00  $ 10.51  $  8.71  $  13.89  $  13.41  $  11.68
         (1.4%)     0.7%      3.3%      3.1%      1.5%    20.6%   (37.3%)     3.6%     14.8%      6.1%
            --      1.9%      4.7%      4.5%      2.9%     2.1%     1.4%      1.3%      0.6%      1.0%


      $  2,590  $  9,319  $  4,304   $ 3,113  $  2,154  $    35  $    51  $    114  $    121  $    316
         2,526     8,666     4,102     3,075     2,184        3        5         7         8        24
      $   1.03  $   1.05  $   1.04   $  1.01  $   0.99  $ 11.59  $  9.64  $  15.44  $  14.96  $  13.08
         (1.8%)     0.3%      2.9%      2.7%      1.1%    20.2%   (37.6%)     3.2%     14.4%      5.7%
          0.1%      1.9%      4.7%      4.5%      2.9%     2.2%     1.5%      1.2%      0.3%      1.1%


      $ 36,228  $ 63,907  $ 20,615   $11,521  $  7,743  $    --  $    --  $     --  $     --  $     --
        34,748    60,512    19,513    11,138     7,833       --       --        --        --        --
      $   1.04  $   1.06  $   1.05   $  1.02  $   1.00  $    --  $    --  $     --  $     --  $     --
         (1.7%)     0.4%      3.0%      2.8%      1.2%       --       --        --        --        --
          0.1%      1.9%      4.7%      4.5%      2.9%       --       --        --        --        --


      $  1,564  $     --  $     --   $    --  $     --  $    --  $    --  $     --  $     --  $     --
           157        --        --        --        --       --       --        --        --        --
      $   9.94  $     --  $     --   $    --  $     --  $    --  $    --  $     --  $     --  $     --
         (0.6%)       --        --        --        --       --       --        --        --        --
            --        --        --        --        --       --       --        --        --        --


      $    831  $     --  $     --   $    --  $     --  $    --  $    --  $     --  $     --  $     --
            70        --        --        --        --       --       --        --        --        --
      $   9.95  $     --  $     --   $    --  $     --  $    --  $    --  $     --  $     --  $     --
         (0.5%)       --        --        --        --       --       --        --        --        --
            --        --        --        --        --       --       --        --        --        --


      $    392  $     --  $     --   $    --  $     --  $    --  $    --  $     --  $     --  $     --
            39        --        --        --        --       --       --        --        --        --
      $   9.93  $     --  $     --   $    --  $     --  $    --  $    --  $     --  $     --  $     --
         (0.7%)       --        --        --        --       --       --        --        --        --
            --        --        --        --        --       --       --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                       MAINSTAY VP
                                                CONVERTIBLE--INITIAL CLASS
                                     -----------------------------------------------
                                       2009      2008     2007      2006      2005
                                     -----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $80,831  $62,517  $119,531  $129,667  $143,841
Units Outstanding..................     3,805    4,241     5,245     6,442     7,778
Variable Accumulation Unit Value...   $ 21.24  $ 14.75  $  22.80  $  20.13  $  18.49
Total Return.......................     44.0%   (35.3%)    13.3%      8.9%      5.1%
Investment Income Ratio............      2.2%     2.0%      2.2%      2.2%      1.5%

SERIES II POLICIES (b)
Net Assets.........................   $   857  $   663  $  1,182  $  1,254  $  1,313
Units Outstanding..................        72       80        92       111       126
Variable Accumulation Unit Value...   $ 11.90  $  8.27  $  12.81  $  11.33  $  10.42
Total Return.......................     43.8%   (35.4%)    13.1%      8.7%      5.0%
Investment Income Ratio............      2.2%     2.1%      2.2%      2.2%      1.4%

SERIES III POLICIES (c)
Net Assets.........................   $26,935  $20,103  $ 35,196  $ 32,850  $ 34,249
Units Outstanding..................     2,371    2,540     2,876     3,037     3,436
Variable Accumulation Unit Value...   $ 11.36  $  7.90  $  12.24  $  10.83  $   9.97
Total Return.......................     43.8%   (35.5%)    13.0%      8.7%      4.9%
Investment Income Ratio............      2.2%     2.1%      2.3%      2.3%      1.4%

SERIES IV POLICIES (d)
Net Assets.........................   $ 9,754  $ 7,926  $ 12,384  $ 11,775  $ 12,116
Units Outstanding..................       695      811       819       881       987
Variable Accumulation Unit Value...   $ 14.08  $  9.78  $  15.13  $  13.36  $  12.28
Total Return.......................     44.0%   (35.4%)    13.2%      8.8%      5.1%
Investment Income Ratio............      2.2%     2.2%      2.3%      2.3%      1.5%

SERIES V POLICIES (e)
Net Assets.........................   $   107  $   255  $    423  $    464  $    229
Units Outstanding..................         7       24        26        32        17
Variable Accumulation Unit Value...   $ 15.30  $ 10.67  $  16.57  $  14.70  $  13.56
Total Return.......................     43.4%   (35.6%)    12.8%      8.4%      4.7%
Investment Income Ratio............      0.8%     2.1%      2.2%      4.8%      1.5%

SERIES VI POLICIES (f)
Net Assets.........................   $    --  $    --  $     --  $     --  $     --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --  $    --  $     --  $     --  $     --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

SERIES VII POLICIES (g)
Net Assets.........................   $    --  $    --  $     --  $     --  $     --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --  $    --  $     --  $     --  $     --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $    --  $    --  $     --  $     --  $     --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --  $    --  $     --  $     --  $     --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................   $    --  $    --  $     --  $     --  $     --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --  $    --  $     --  $     --  $     --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                         MAINSTAY VP                                      MAINSTAY VP
                  GOVERNMENT--INITIAL CLASS                       GROWTH EQUITY--INITIAL CLASS
      ------------------------------------------------  -----------------------------------------------
        2009      2008      2007      2006      2005      2009      2008     2007      2006      2005
      -------------------------------------------------------------------------------------------------



       $66,836   $86,408   $70,190   $82,614  $105,432  $111,757  $95,684  $198,461  $226,445  $282,124
         3,659     4,740     4,166     5,160     6,756     6,886    7,796     9,739    12,330    15,825
       $ 18.28   $ 18.24   $ 16.85   $ 16.02  $  15.61  $  16.25  $ 12.28  $  20.37  $  18.38  $  17.85
          0.2%      8.3%      5.2%      2.6%      1.0%     32.3%   (39.7%)    10.8%      3.0%      6.9%
          3.3%      3.2%      4.6%      0.9%      2.9%      0.6%     0.5%      0.1%      0.3%        --


       $   534   $   514   $   579   $   721  $  1,063  $     92  $   102  $    256  $    344  $    652
            37        36        43        57        86        15       22        34        50        98
       $ 14.41   $ 14.41   $ 13.33   $ 12.69  $  12.38  $   6.05  $  4.58  $   7.61  $   6.87  $   6.68
            --      8.1%      5.0%      2.5%      0.8%     32.1%   (39.8%)    10.7%      2.8%      6.8%
          3.6%      2.7%      4.3%      0.8%      2.8%      0.5%     0.5%      0.1%      0.3%        --


       $28,091   $36,740   $30,102   $31,736  $ 37,741  $  9,424  $ 8,325  $ 16,543  $ 17,425  $ 20,832
         1,972     2,597     2,290     2,535     3,086     1,712    1,997     2,389     2,784     3,416
       $ 14.21   $ 14.21   $ 13.15   $ 12.53  $  12.23  $   5.50  $  4.17  $   6.93  $   6.26  $   6.09
            --      8.1%      5.0%      2.4%      0.8%     32.1%   (39.8%)    10.6%      2.8%      6.7%
          3.3%      3.2%      4.7%      1.0%      2.8%      0.6%     0.5%      0.1%      0.3%        --


       $ 9,514   $11,635   $ 9,360   $10,147  $ 11,975  $  4,397  $ 3,740  $  6,849  $  7,542  $  8,595
           735       900       783       893     1,082       476      531       586       715       839
       $ 12.95   $ 12.93   $ 11.95   $ 11.36  $  11.08  $   9.31  $  7.04  $  11.69  $  10.55  $  10.25
          0.2%      8.2%      5.1%      2.6%      0.9%     32.3%   (39.8%)    10.8%      2.9%      6.9%
          3.4%      3.3%      4.7%      0.9%      2.9%      0.6%     0.6%      0.1%      0.3%        --


       $    93   $   144   $   183   $   217  $    301  $      7  $     5  $      8  $      7  $     30
             8        12        16        20        28         1        1         1         1         2
       $ 12.34   $ 12.37   $ 11.48   $ 10.96  $  10.73  $  11.16  $  8.47  $  14.12  $  12.80  $  12.49
         (0.2%)     7.8%      4.7%      2.1%      0.5%     31.7%   (40.0%)    10.3%      2.5%      6.4%
          3.5%      2.7%      4.8%      0.9%      2.9%      0.6%     0.6%      0.1%      0.3%        --


       $    --   $    --   $    --   $    --  $     --  $     --  $    --  $     --  $     --  $     --
            --        --        --        --        --        --       --        --        --        --
       $    --   $    --   $    --   $    --  $     --  $     --  $    --  $     --  $     --  $     --
            --        --        --        --        --        --       --        --        --        --
            --        --        --        --        --        --       --        --        --        --


       $    --   $    --   $    --   $    --  $     --  $     --  $    --  $     --  $     --  $     --
            --        --        --        --        --        --       --        --        --        --
       $    --   $    --   $    --   $    --  $     --  $     --  $    --  $     --  $     --  $     --
            --        --        --        --        --        --       --        --        --        --
            --        --        --        --        --        --       --        --        --        --


       $    --   $    --   $    --   $    --  $     --  $     --  $    --  $     --  $     --  $     --
            --        --        --        --        --        --       --        --        --        --
       $    --   $    --   $    --   $    --  $     --  $     --  $    --  $     --  $     --  $     --
            --        --        --        --        --        --       --        --        --        --
            --        --        --        --        --        --       --        --        --        --


       $    --   $    --   $    --   $    --  $     --  $     --  $    --  $     --  $     --  $     --
            --        --        --        --        --        --       --        --        --        --
       $    --   $    --   $    --   $    --  $     --  $     --  $    --  $     --  $     --  $     --
            --        --        --        --        --        --       --        --        --        --
            --        --        --        --        --        --       --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                                        HIGH YIELD
                                               CORPORATE BOND--INITIAL CLASS
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $290,898  $217,881  $382,936  $475,318  $532,635
Units Outstanding..................    10,751    11,326    14,914    18,683    23,132
Variable Accumulation Unit Value...  $  27.07  $  19.22  $  25.68  $  25.46  $  23.05
Total Return.......................     40.8%    (25.2%)     0.9%     10.5%      1.5%
Investment Income Ratio............      7.8%      8.4%      6.2%      1.8%      5.5%

SERIES II POLICIES (b)
Net Assets.........................  $  2,361  $  1,840  $  2,223  $  3,736  $  3,072
Units Outstanding..................       139       152       137       232       213
Variable Accumulation Unit Value...  $  17.01  $  12.10  $  16.19  $  16.07  $  14.57
Total Return.......................     40.6%    (25.3%)     0.7%     10.3%      1.4%
Investment Income Ratio............      9.1%      8.7%      5.2%      2.2%      4.3%

SERIES III POLICIES (c)
Net Assets.........................  $ 81,963  $ 57,001  $ 93,011  $103,150  $105,143
Units Outstanding..................     4,921     4,799     5,857     6,543     7,353
Variable Accumulation Unit Value...  $  16.67  $  11.86  $  15.88  $  15.77  $  14.31
Total Return.......................     40.6%    (25.3%)     0.7%     10.3%      1.3%
Investment Income Ratio............      8.0%      8.6%      6.3%      1.9%      5.6%

SERIES IV POLICIES (d)
Net Assets.........................  $ 28,187  $ 19,633  $ 30,072  $ 34,662  $ 37,289
Units Outstanding..................     1,643     1,609     1,842     2,142     2,554
Variable Accumulation Unit Value...  $  17.17  $  12.20  $  16.31  $  16.17  $  14.65
Total Return.......................     40.8%    (25.2%)     0.8%     10.4%      1.5%
Investment Income Ratio............      7.9%      8.7%      6.4%      1.9%      5.6%

SERIES V POLICIES (e)
Net Assets.........................  $    292  $    191  $    418  $    914  $  1,179
Units Outstanding..................        16        15        25        54        78
Variable Accumulation Unit Value...  $  17.74  $  12.65  $  16.99  $  16.91  $  15.38
Total Return.......................     40.2%    (25.5%)     0.4%     10.0%      1.1%
Investment Income Ratio............      8.0%      8.7%      4.7%      1.8%      6.6%

SERIES VI POLICIES (f)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES VII POLICIES (g)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------









                         MAINSTAY VP                                      MAINSTAY VP
              ICAP SELECT EQUITY--INITIAL CLASS                  INCOME BUILDER--INITIAL CLASS
      ------------------------------------------------  -----------------------------------------------
        2009      2008      2007      2006      2005      2009      2008     2007      2006      2005
      -------------------------------------------------------------------------------------------------




      $151,659  $106,056   $66,251   $36,095   $33,772   $76,356  $73,712  $133,026  $155,310  $179,431
        13,405    11,955     4,594     2,640     2,904     4,058    4,775     6,205     7,691     9,593
      $  11.32  $   8.87   $ 14.42   $ 13.68   $ 11.63   $ 18.82  $ 15.45  $  21.45  $  20.23  $  18.74
         27.6%    (38.5%)     5.4%     17.6%      4.0%     21.8%   (27.9%)     6.0%      8.0%      5.0%
          1.8%      0.6%      0.6%      0.3%      0.9%      3.6%     3.1%      2.1%      0.6%      1.4%


      $  1,438  $    896   $   583   $   306   $   336   $   171  $   201  $    336  $    365  $    500
           138       110        45        24        31        20       28        34        39        58
      $  10.39  $   8.16   $ 13.27   $ 12.62   $ 10.74   $  8.59  $  7.06  $   9.81  $   9.27  $   8.60
         27.4%    (38.6%)     5.2%     17.5%      3.8%     21.6%   (28.0%)     5.9%      7.8%      4.9%
          1.8%      0.6%      0.6%      0.2%      0.8%      3.5%     3.3%      2.1%      0.5%      1.3%


      $ 49,320  $ 31,234   $21,862   $13,419   $11,362   $ 9,138  $ 9,148  $ 15,244  $ 17,053  $ 18,186
         4,822     3,890     1,672     1,080     1,073     1,114    1,356     1,627     1,924     2,210
      $  10.23  $   8.03   $ 13.08   $ 12.44   $ 10.59   $  8.20  $  6.75  $   9.38  $   8.87  $   8.23
         27.4%    (38.6%)     5.2%     17.4%      3.8%     21.6%   (28.1%)     5.8%      7.8%      4.8%
          1.7%      0.6%      0.6%      0.3%      0.9%      3.5%     3.2%      2.2%      0.6%      1.4%


      $ 17,893  $  9,592   $ 6,279   $ 3,829   $ 3,129   $ 3,617  $ 3,385  $  5,942  $  6,426  $  6,488
         1,607     1,096       441       283       272       321      363       459       526       573
      $  11.16  $   8.75   $ 14.23   $ 13.51   $ 11.49   $ 11.36  $  9.33  $  12.95  $  12.22  $  11.33
         27.5%    (38.5%)     5.3%     17.6%      3.9%     21.7%   (28.0%)     6.0%      7.9%      5.0%
          1.7%      0.6%      0.6%      0.3%      0.9%      3.6%     3.2%      2.2%      0.6%      1.5%


      $    163  $    111   $    77   $    42   $   282   $    11  $     9  $     48  $     46  $    308
            11        10         4         2        19         1        1         3         3        24
      $  14.37  $  11.31   $ 18.46   $ 17.60   $ 15.03   $ 12.57  $ 10.37  $  14.45  $  13.69  $  12.74
         27.0%    (38.7%)     4.9%     17.1%      3.5%     21.3%   (28.3%)     5.5%      7.5%      4.6%
          1.8%      0.6%      0.6%        --      1.0%      3.7%     1.5%      2.3%      0.2%      1.4%


      $     --  $     --   $    --   $    --   $    --   $    --  $    --  $     --  $     --  $     --
            --        --        --        --        --        --       --        --        --        --
      $     --  $     --   $    --   $    --   $    --   $    --  $    --  $     --  $     --  $     --
            --        --        --        --        --        --       --        --        --        --
            --        --        --        --        --        --       --        --        --        --


      $     --  $     --   $    --   $    --   $    --   $    --  $    --  $     --  $     --  $     --
            --        --        --        --        --        --       --        --        --        --
      $     --  $     --   $    --   $    --   $    --   $    --  $    --  $     --  $     --  $     --
            --        --        --        --        --        --       --        --        --        --
            --        --        --        --        --        --       --        --        --        --


      $     --  $     --   $    --   $    --   $    --   $    --  $    --  $     --  $     --  $     --
            --        --        --        --        --        --       --        --        --        --
      $     --  $     --   $    --   $    --   $    --   $    --  $    --  $     --  $     --  $     --
            --        --        --        --        --        --       --        --        --        --
            --        --        --        --        --        --       --        --        --        --


      $     --  $     --   $    --   $    --   $    --   $    --  $    --  $     --  $     --  $     --
            --        --        --        --        --        --       --        --        --        --
      $     --  $     --   $    --   $    --   $    --   $    --  $    --  $     --  $     --  $     --
            --        --        --        --        --        --       --        --        --        --
            --        --        --        --        --        --       --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                            INTERNATIONAL EQUITY--INITIAL CLASS
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $44,166   $45,986   $84,428   $90,947   $67,127
Units Outstanding..................     1,985     2,432     3,273     3,643     3,484
Variable Accumulation Unit Value...   $ 22.26   $ 18.92   $ 25.81   $ 24.94   $ 19.26
Total Return.......................     17.7%    (26.7%)     3.5%     29.5%      6.5%
Investment Income Ratio............      6.9%      1.3%      0.6%      0.3%      1.8%

SERIES II POLICIES (b)
Net Assets.........................   $   674   $   596   $ 1,125   $ 1,182   $   633
Units Outstanding..................        50        52        72        78        54
Variable Accumulation Unit Value...   $ 13.47   $ 11.46   $ 15.66   $ 15.16   $ 11.72
Total Return.......................     17.5%    (26.8%)     3.3%     29.3%      6.3%
Investment Income Ratio............      7.2%      1.3%      0.6%      0.3%      1.6%

SERIES III POLICIES (c)
Net Assets.........................   $17,013   $17,757   $29,445   $30,076   $18,508
Units Outstanding..................     1,263     1,549     1,879     1,981     1,576
Variable Accumulation Unit Value...   $ 13.47   $ 11.47   $ 15.68   $ 15.18   $ 11.75
Total Return.......................     17.5%    (26.9%)     3.3%     29.2%      6.3%
Investment Income Ratio............      6.9%      1.4%      0.6%      0.3%      1.7%

SERIES IV POLICIES (d)
Net Assets.........................   $ 6,193   $ 5,824   $ 9,134   $ 8,631   $ 5,810
Units Outstanding..................       386       427       490       478       417
Variable Accumulation Unit Value...   $ 16.05   $ 13.64   $ 18.62   $ 18.01   $ 13.91
Total Return.......................     17.6%    (26.7%)     3.4%     29.4%      6.4%
Investment Income Ratio............      7.0%      1.4%      0.7%      0.3%      1.8%

SERIES V POLICIES (e)
Net Assets.........................   $    35   $    63   $    86   $ 1,858   $   386
Units Outstanding..................         2         4         4        94        25
Variable Accumulation Unit Value...   $ 17.32   $ 14.78   $ 20.26   $ 19.67   $ 15.26
Total Return.......................     17.2%    (27.0%)     3.0%     28.9%      6.0%
Investment Income Ratio............      5.2%      1.5%      0.5%      0.8%      1.8%

SERIES VI POLICIES (f)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES VII POLICIES (g)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                         MAINSTAY VP                                       MAINSTAY VP
               LARGE CAP GROWTH--INITIAL CLASS                     MID CAP CORE--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2009      2008      2007      2006      2005      2009      2008      2007      2006      2005
      --------------------------------------------------------------------------------------------------




       $37,987   $29,821   $56,461   $56,353   $63,856   $49,084   $19,107   $44,024   $48,130   $47,318
         2,923     3,167     3,618     4,322     5,180     3,684     1,936     2,539     2,876     3,204
       $ 13.01   $  9.42   $ 15.61   $ 13.04   $ 12.33   $ 13.33   $  9.87   $ 17.34   $ 16.74   $ 14.77
         38.1%    (39.7%)    19.7%      5.7%      2.9%     35.0%    (43.0%)     3.6%     13.4%     14.3%
            --      0.1%        --      0.1%        --      0.5%      0.3%      0.4%        --      0.6%


       $   295   $   193   $   391   $   339   $   439   $   227   $   174   $   355   $   468   $   313
            41        37        44        47        64        16        16        19        26        20
       $  7.21   $  5.23   $  8.68   $  7.27   $  6.88   $ 14.26   $ 10.58   $ 18.60   $ 17.98   $ 15.89
         37.9%    (39.7%)    19.5%      5.6%      2.7%     34.8%    (43.1%)     3.4%     13.2%     14.1%
            --      0.1%        --      0.1%        --      0.4%      0.3%      0.3%        --      0.7%


       $ 8,902   $ 6,856   $12,304   $10,746   $10,732   $20,507   $ 8,230   $18,072   $20,399   $20,574
         1,450     1,542     1,654     1,735     1,827     1,500       810     1,012     1,182     1,348
       $  6.14   $  4.46   $  7.40   $  6.19   $  5.87   $ 13.67   $ 10.15   $ 17.85   $ 17.27   $ 15.27
         37.8%    (39.8%)    19.4%      5.5%      2.7%     34.8%    (43.2%)     3.4%     13.1%     14.0%
            --      0.1%        --      0.1%        --      0.5%      0.3%      0.4%        --      0.6%


       $ 2,848   $ 2,422   $ 3,646   $ 3,039   $ 3,000   $ 9,019   $ 3,439   $ 7,041   $ 7,055   $ 6,824
           276       322       292       291       304       666       344       401       416       456
       $ 10.39   $  7.52   $ 12.48   $ 10.43   $  9.87   $ 13.48   $  9.99   $ 17.55   $ 16.95   $ 14.96
         38.0%    (39.7%)    19.6%      5.7%      2.9%     35.0%    (43.1%)     3.5%     13.3%     14.2%
            --      0.1%        --      0.1%        --      0.5%      0.3%      0.4%        --      0.6%


       $    70   $   172   $   260   $   101   $    90   $    32   $    14   $    26   $    26   $    27
             6        19        17         8         8         2         1         1         1         2
       $ 12.29   $  8.94   $ 14.88   $ 12.49   $ 11.87   $ 15.61   $ 11.61   $ 20.48   $ 19.86   $ 17.60
         37.5%    (39.9%)    19.1%      5.3%      2.4%     34.4%    (43.3%)     3.1%     12.8%     13.7%
            --      0.1%        --      0.1%        --      0.5%      0.3%      0.4%        --      0.5%


       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --


       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --


       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --


       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                               MID CAP GROWTH--INITIAL CLASS
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................     $--     $23,906   $60,357   $63,407   $66,803
Units Outstanding..................      --       2,794     3,847     4,615     5,239
Variable Accumulation Unit Value...     $--     $  8.57   $ 15.70   $ 13.75   $ 12.76
Total Return.......................      --      (45.4%)    14.2%      7.7%     15.5%
Investment Income Ratio............      --          --        --        --        --

SERIES II POLICIES (b)
Net Assets.........................     $--     $   120   $   293   $   365   $   470
Units Outstanding..................      --          11        15        21        29
Variable Accumulation Unit Value...     $--     $ 10.86   $ 19.94   $ 17.49   $ 16.26
Total Return.......................      --      (45.5%)    14.0%      7.5%     15.3%
Investment Income Ratio............      --          --        --        --        --

SERIES III POLICIES (c)
Net Assets.........................     $--     $ 9,835   $23,871   $23,626   $26,887
Units Outstanding..................      --       1,143     1,505     1,697     2,077
Variable Accumulation Unit Value...     $--     $  8.64   $ 15.87   $ 13.93   $ 12.96
Total Return.......................      --      (45.5%)    13.9%      7.5%     15.3%
Investment Income Ratio............      --          --        --        --        --

SERIES IV POLICIES (d)
Net Assets.........................     $--     $ 4,317   $ 9,478   $ 9,021   $ 9,387
Units Outstanding..................      --         462       553       600       672
Variable Accumulation Unit Value...     $--     $  9.35   $ 17.15   $ 15.02   $ 13.96
Total Return.......................      --      (45.5%)    14.1%      7.7%     15.4%
Investment Income Ratio............      --          --        --        --        --

SERIES V POLICIES (e)
Net Assets.........................     $--     $    22   $    44   $    19   $    45
Units Outstanding..................      --           2         2         1         2
Variable Accumulation Unit Value...     $--     $ 13.28   $ 24.45   $ 21.51   $ 20.06
Total Return.......................      --      (45.7%)    13.7%      7.2%     15.0%
Investment Income Ratio............      --          --        --        --        --

SERIES VI POLICIES (f)
Net Assets.........................     $--     $    --   $    --   $    --   $    --
Units Outstanding..................      --          --        --        --        --
Variable Accumulation Unit Value...     $--     $    --   $    --   $    --   $    --
Total Return.......................      --          --        --        --        --
Investment Income Ratio............      --          --        --        --        --

SERIES VII POLICIES (g)
Net Assets.........................     $--     $    --   $    --   $    --   $    --
Units Outstanding..................      --          --        --        --        --
Variable Accumulation Unit Value...     $--     $    --   $    --   $    --   $    --
Total Return.......................      --          --        --        --        --
Investment Income Ratio............      --          --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................     $--     $    --   $    --   $    --   $    --
Units Outstanding..................      --          --        --        --        --
Variable Accumulation Unit Value...     $--     $    --   $    --   $    --   $    --
Total Return.......................      --          --        --        --        --
Investment Income Ratio............      --          --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................     $--     $    --   $    --   $    --   $    --
Units Outstanding..................      --          --        --        --        --
Variable Accumulation Unit Value...     $--     $    --   $    --   $    --   $    --
Total Return.......................      --          --        --        --        --
Investment Income Ratio............      --          --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                         MAINSTAY VP                                       MAINSTAY VP
                MID CAP VALUE--INITIAL CLASS                      S&P 500 INDEX--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2009      2008      2007      2006      2005      2009      2008      2007      2006      2005
      --------------------------------------------------------------------------------------------------


         $--     $34,773   $73,160   $90,427   $96,022  $188,528  $173,449  $356,727  $425,316  $463,829
          --       3,744     5,250     6,320     7,547     8,848    10,145    12,943    16,021    19,872
         $--     $  9.29   $ 13.95   $ 14.31   $ 12.72  $  21.33  $  17.13  $  27.58  $  26.58  $  23.35
          --      (33.4%)    (2.5%)    12.5%      4.2%     24.5%    (37.9%)     3.8%     13.8%      3.3%
          --        1.5%      0.9%      0.1%      0.8%      2.8%      2.1%      1.5%      0.5%      1.1%


         $--     $   254   $   455   $   614   $   715  $    574  $    592  $    964  $  1,128  $  1,578
          --          28        33        43        57        72        92        93       112       179
         $--     $  9.15   $ 13.76   $ 14.14   $ 12.59  $   8.02  $   6.45  $  10.40  $  10.04  $   8.83
          --      (33.5%)    (2.7%)    12.3%      4.1%     24.3%    (38.0%)     3.6%     13.7%      3.2%
          --        1.6%      0.9%      0.1%      0.7%      2.9%      2.3%      1.5%      0.5%      1.1%


         $--     $17,440   $34,312   $42,392   $43,214  $ 31,778  $ 30,579  $ 57,128  $ 71,942  $ 72,357
          --       1,878     2,456     2,953     3,378     4,093     4,880     5,662     7,380     8,434
         $--     $  9.29   $ 13.97   $ 14.36   $ 12.79  $   7.78  $   6.26  $  10.10  $   9.75  $   8.58
          --      (33.5%)    (2.7%)    12.2%      4.0%     24.3%    (38.0%)     3.6%     13.6%      3.1%
          --        1.5%      0.9%      0.1%      0.8%      2.8%      2.2%      1.5%      0.5%      1.2%


         $--     $ 7,297   $12,987   $14,247   $13,991  $ 12,245  $ 11,024  $ 20,632  $ 21,846  $ 21,290
          --         806       955     1,021     1,127     1,152     1,292     1,500     1,647     1,826
         $--     $  9.05   $ 13.60   $ 13.96   $ 12.42  $  10.63  $   8.54  $  13.76  $  13.26  $  11.66
          --      (33.4%)    (2.6%)    12.4%      4.2%     24.4%    (37.9%)     3.7%     13.8%      3.3%
          --        1.6%      1.0%      0.1%      0.8%      2.8%      2.2%      1.6%      0.5%      1.2%


         $--     $    79   $   174   $   212   $   259  $     81  $     87  $    190  $    191  $    345
          --           9        13        15        21         7         9        12        12        25
         $--     $  8.95   $ 13.50   $ 13.91   $ 12.42  $  12.40  $  10.00  $  16.18  $  15.66  $  13.82
          --      (33.7%)    (3.0%)    12.0%      3.8%     23.9%    (38.2%)     3.3%     13.3%      2.9%
          --        1.4%      0.9%      0.1%      0.6%      2.8%      2.1%      1.6%      0.3%      1.1%


         $--     $    --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
          --          --        --        --        --        --        --        --        --        --
         $--     $    --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
          --          --        --        --        --        --        --        --        --        --
          --          --        --        --        --        --        --        --        --        --


         $--     $    --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --

          --          --        --        --        --        --        --        --        --        --
         $--     $    --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
          --          --        --        --        --        --        --        --        --        --
          --          --        --        --        --        --        --        --        --        --


         $--     $    --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
          --          --        --        --        --        --        --        --        --        --
         $--     $    --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
          --          --        --        --        --        --        --        --        --        --
          --          --        --        --        --        --        --        --        --        --


         $--     $    --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
          --          --        --        --        --        --        --        --        --        --
         $--     $    --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
          --          --        --        --        --        --        --        --        --        --
          --          --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                      MAINSTAY VP
                                            SMALL CAP GROWTH--INITIAL CLASS
                                     --------------------------------------------
                                     2009    2008      2007      2006      2005
                                     --------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $--   $11,033   $24,405   $33,405   $38,454
Units Outstanding..................    --     1,744     2,292     2,996     3,613
Variable Accumulation Unit Value...   $--   $  6.31   $ 10.65   $ 11.16   $ 10.64
Total Return.......................    --    (40.8%)    (4.5%)     4.8%      2.6%
Investment Income Ratio............    --        --        --        --        --

SERIES II POLICIES (b)
Net Assets.........................   $--   $    57   $   105   $   167   $   363
Units Outstanding..................    --         9        10        15        33
Variable Accumulation Unit Value...   $--   $  6.43   $ 10.86   $ 11.40   $ 10.89
Total Return.......................    --    (40.9%)    (4.7%)     4.7%      2.5%
Investment Income Ratio............    --        --        --        --        --

SERIES III POLICIES (c)
Net Assets.........................   $--   $ 5,312   $10,880   $14,717   $16,095
Units Outstanding..................    --       856     1,036     1,335     1,527
Variable Accumulation Unit Value...   $--   $  6.22   $ 10.51   $ 11.04   $ 10.55
Total Return.......................    --    (40.9%)    (4.7%)     4.6%      2.4%
Investment Income Ratio............    --        --        --        --        --

SERIES IV POLICIES (d)
Net Assets.........................   $--   $ 3,105   $ 6,073   $ 7,081   $ 7,745
Units Outstanding..................    --       458       531       590       677
Variable Accumulation Unit Value...   $--   $  6.78   $ 11.45   $ 12.00   $ 11.45
Total Return.......................    --    (40.8%)    (4.6%)     4.8%      2.6%
Investment Income Ratio............    --        --        --        --        --

SERIES V POLICIES (e)
Net Assets.........................   $--   $    26   $    51   $    57   $    78
Units Outstanding..................    --         4         4         4         6
Variable Accumulation Unit Value...   $--   $  7.42   $ 12.57   $ 13.23   $ 12.68
Total Return.......................    --    (41.0%)    (5.0%)     4.4%      2.2%
Investment Income Ratio............    --        --        --        --        --

SERIES VI POLICIES (f)
Net Assets.........................   $--   $    --   $    --   $    --   $    --
Units Outstanding..................    --        --        --        --        --
Variable Accumulation Unit Value...   $--   $    --   $    --   $    --   $    --
Total Return.......................    --        --        --        --        --
Investment Income Ratio............    --        --        --        --        --

SERIES VII POLICIES (g)
Net Assets.........................   $--   $    --   $    --   $    --   $    --
Units Outstanding..................    --        --        --        --        --
Variable Accumulation Unit Value...   $--   $    --   $    --   $    --   $    --
Total Return.......................    --        --        --        --        --
Investment Income Ratio............    --        --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $--   $    --   $    --   $    --   $    --
Units Outstanding..................    --        --        --        --        --
Variable Accumulation Unit Value...   $--   $    --   $    --   $    --   $    --
Total Return.......................    --        --        --        --        --
Investment Income Ratio............    --        --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................   $--   $    --   $    --   $    --   $    --
Units Outstanding..................    --        --        --        --        --
Variable Accumulation Unit Value...   $--   $    --   $    --   $    --   $    --
Total Return.......................    --        --        --        --        --
Investment Income Ratio............    --        --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                       MAINSTAY VP                                     MAINSTAY VP
              U.S. SMALL CAP--INITIAL CLASS                       VALUE--INITIAL CLASS
      --------------------------------------------  ------------------------------------------------
        2009     2008     2007      2006     2005     2009      2008      2007      2006      2005
      ----------------------------------------------------------------------------------------------



      $21,964  $ 7,469  $ 18,278  $14,757  $15,387     $--       $--    $151,097  $183,429  $184,372
        2,129    1,006     1,275    1,389    1,609      --        --       6,108     7,477     8,804
      $ 10.32  $  7.42   $ 14.26  $ 10.62  $  9.57     $--       $--    $  24.74  $  24.56  $  20.95
        39.1%   (48.0%)    34.2%    11.1%    10.5%      --        --        0.8%     17.2%      4.8%
           --       --        --       --       --      --        --        1.5%      0.4%      1.1%


      $   255  $   105   $   212  $   178  $   188     $--       $--    $    956  $    729  $    936
           26       15        15       18       21      --        --          67        51        77
      $  9.80  $  7.06   $ 13.58  $ 10.13  $  9.14     $--       $--    $  14.37  $  14.28  $  12.20
        38.9%   (48.0%)    34.0%    10.9%    10.3%      --        --        0.6%     17.0%      4.6%
           --       --        --       --       --      --        --        1.7%      0.3%      1.1%



      $10,506  $ 3,648   $ 8,932  $ 6,163  $ 5,528     $--       $--    $ 39,764  $ 45,206  $ 42,103
        1,074      518       656      606      603      --        --       2,903     3,319     3,616
      $  9.82  $  7.07   $ 13.62  $ 10.17  $  9.17     $--       $--    $  13.70  $  13.63  $  11.65
        38.8%   (48.1%)    33.9%    10.8%    10.3%      --        --        0.6%     17.0%      4.6%
           --       --        --       --       --      --        --        1.5%      0.4%      1.2%


      $ 4,752  $ 1,070   $ 2,147  $ 1,544  $ 1,575     $--       $--    $ 11,288  $ 12,559  $ 11,565
          363      114       118      115      130      --        --         865       967     1,046
      $ 13.08  $  9.41   $ 18.09  $ 13.48  $ 12.15     $--       $--    $  13.05  $  12.95  $  11.06
        39.0%   (48.0%)    34.1%    11.0%    10.4%      --        --        0.7%     17.2%      4.7%
           --       --        --       --       --      --        --        1.6%      0.4%      1.2%


      $    23  $    77   $   164  $     9  $    15     $--       $--    $    122  $    131  $    179
            1        7         7        1        1      --        --           9         9        15
      $ 15.90  $ 11.49   $ 22.17  $ 16.59  $ 15.01     $--       $--    $  13.92  $  13.87  $  11.89
        38.4%   (48.2%)    33.6%    10.6%    10.0%      --        --        0.3%     16.7%      4.3%
           --       --        --       --       --      --        --        1.5%      0.3%      1.0%


      $    --  $    --   $    --  $    --  $    --     $--       $--    $     --  $     --  $     --
           --       --        --       --       --      --        --          --        --        --
      $    --  $    --   $    --  $    --  $    --     $--       $--    $     --  $     --  $     --
           --       --        --       --       --      --        --          --        --        --
           --       --        --       --       --      --        --          --        --        --


      $    --  $    --   $    --  $    --  $    --     $--       $--    $     --  $     --  $     --
           --       --        --       --       --      --        --          --        --        --
      $    --  $    --   $    --  $    --  $    --     $--       $--    $     --  $     --  $     --
           --       --        --       --       --      --        --          --        --        --
           --       --        --       --       --      --        --          --        --        --


      $    --  $    --   $    --  $    --  $    --     $--       $--    $     --  $     --  $     --
           --       --        --       --       --      --        --          --        --        --
      $    --  $    --   $    --  $    --  $    --     $--       $--    $     --  $     --  $     --
           --       --        --       --       --      --        --          --        --        --
           --       --        --       --       --      --        --          --        --        --


      $    --  $    --   $    --  $    --  $    --     $--       $--    $     --  $     --  $     --
           --       --        --       --       --      --        --          --        --        --
      $    --  $    --   $    --  $    --  $    --     $--       $--    $     --  $     --  $     --
           --       --        --       --       --      --        --          --        --        --
           --       --        --       --       --      --        --          --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                           ALGER
                                                         AMERICAN
                                                     SMALLCAP GROWTH--
                                                      CLASS O SHARES
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $29,725   $24,555   $60,436   $67,921   $66,237
Units Outstanding..................     2,517     2,981     3,861     5,028     5,793
Variable Accumulation Unit Value...   $ 11.82   $  8.24   $ 15.64   $ 13.53   $ 11.43
Total Return.......................     43.5%    (47.3%)    15.6%     18.3%     15.3%
Investment Income Ratio............        --        --        --        --        --

SERIES II POLICIES (b)
Net Assets.........................   $   218   $   188   $   379   $   410   $   430
Units Outstanding..................        27        33        35        43        54
Variable Accumulation Unit Value...   $  8.21   $  5.73   $ 10.89   $  9.44   $  7.99
Total Return.......................     43.3%    (47.4%)    15.4%     18.2%     15.1%
Investment Income Ratio............        --        --        --        --        --

SERIES III POLICIES (c)
Net Assets.........................   $ 6,379   $ 5,512   $13,722   $14,487   $12,448
Units Outstanding..................       841     1,044     1,361     1,660     1,686
Variable Accumulation Unit Value...   $  7.59   $  5.30   $ 10.08   $  8.74   $  7.40
Total Return.......................     43.2%    (47.5%)    15.4%     18.1%     15.0%
Investment Income Ratio............        --        --        --        --        --

SERIES IV POLICIES (d)
Net Assets.........................   $ 1,848   $ 1,618   $ 3,672   $ 3,658   $ 3,090
Units Outstanding..................       118       148       179       202       204
Variable Accumulation Unit Value...   $ 15.68   $ 10.94   $ 20.78   $ 17.98   $ 15.20
Total Return.......................     43.4%    (47.4%)    15.6%     18.3%     15.2%
Investment Income Ratio............        --        --        --        --        --

SERIES V POLICIES (e)
Net Assets.........................   $    45   $    32   $    77   $    88   $   133
Units Outstanding..................         2         3         3         4         7
Variable Accumulation Unit Value...   $ 18.02   $ 12.62   $ 24.07   $ 20.91   $ 17.75
Total Return.......................     42.8%    (47.6%)    15.1%     17.8%     14.7%
Investment Income Ratio............        --        --        --        --        --

SERIES VI POLICIES (f)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES VII POLICIES (g)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                         CVS CALVERT
                           SOCIAL                                          DREYFUS IP
                          BALANCED                                     TECHNOLOGY GROWTH--
                          PORTFOLIO                                      INITIAL SHARES
      ------------------------------------------------  ------------------------------------------------
        2009      2008      2007      2006      2005      2009      2008      2007      2006      2005
      --------------------------------------------------------------------------------------------------


       $13,467   $12,030   $21,345   $25,281   $28,572   $9,341    $ 4,887   $11,014   $11,723   $12,609
           797       880     1,057     1,268     1,536    1,003        817     1,065     1,284     1,423
       $ 16.92   $ 13.69   $ 20.22   $ 19.96   $ 18.61   $ 9.31    $  5.99   $ 10.32   $  9.12   $  8.87
         23.6%    (32.3%)     1.3%      7.3%      4.2%    55.5%     (42.0%)    13.1%      2.9%      2.3%
          2.2%      2.3%      2.2%      2.1%      1.7%     0.4%         --        --        --        --


       $   132   $   119   $   239   $   213   $   155   $   49    $    97   $   217   $   224   $    91
            15        17        23        21        16        4         13        17        20         8
       $  8.73   $  7.08   $ 10.47   $ 10.35   $  9.66   $11.25    $  7.25   $ 12.51   $ 11.08   $ 10.79
         23.4%    (32.4%)     1.2%      7.1%      4.0%    55.2%     (42.1%)    13.0%      2.7%      2.2%
          2.1%      2.1%      2.3%      2.4%      1.9%     0.3%         --        --        --        --


       $ 5,682   $ 5,567   $ 9,243   $10,060   $10,766   $5,088    $ 2,692   $ 5,640   $ 5,428   $ 6,397
           672       811       911     1,004     1,148      544        447       541       590       715
       $  8.46   $  6.86   $ 10.15   $ 10.03   $  9.37   $ 9.34    $  6.02   $ 10.40   $  9.21   $  8.98
         23.3%    (32.4%)     1.1%      7.0%      4.0%    55.2%     (42.1%)    12.9%      2.6%      2.1%
          2.0%      2.4%      2.3%      2.2%      1.8%     0.4%         --        --        --        --


       $ 3,955   $ 3,371   $ 5,649   $ 5,824   $ 5,075   $1,454    $   865   $ 1,863   $ 1,885   $ 2,156
           362       381       432       451       421      129        119       148       170       200
       $ 10.94   $  8.86   $ 13.09   $ 12.92   $ 12.06   $11.30    $  7.27   $ 12.54   $ 11.09   $ 10.79
         23.5%    (32.3%)     1.3%      7.2%      4.1%    55.4%     (42.0%)    13.1%      2.8%      2.3%
          2.2%      2.4%      2.4%      2.4%      1.9%     0.4%         --        --        --        --


       $   592   $   470   $   809   $   867   $   833   $   93    $    48   $    69   $    48   $    45
            51        50        58        62        64        6          5         4         3         3
       $ 11.62   $  9.45   $ 14.02   $ 13.90   $ 13.02   $14.67    $  9.48   $ 16.42   $ 14.58   $ 14.24
         23.0%    (32.6%)     0.9%      6.8%      3.7%    54.8%     (42.3%)    12.6%      2.4%      1.9%
          2.3%      2.4%      2.5%      2.4%      1.9%     0.4%         --        --        --        --


       $ 1,869   $ 1,803   $ 2,832   $ 2,954   $ 2,345   $   --    $    --   $    --   $    --   $    --
           175       208       220       232       197       --         --        --        --        --
       $ 10.69   $  8.68   $ 12.87   $ 12.74   $ 11.92   $   --    $    --   $    --   $    --   $    --
         23.1%    (32.5%)     1.0%      6.9%      3.8%       --         --        --        --        --
          2.0%      2.5%      2.4%      2.6%      2.1%       --         --        --        --        --


       $     1   $    --   $    --   $    --   $    --   $   --    $    --   $    --   $    --   $    --
            --        --        --        --        --       --         --        --        --        --
       $ 10.06   $    --   $    --   $    --   $    --   $   --    $    --   $    --   $    --   $    --
          0.6%        --        --        --        --       --         --        --        --        --
         24.1%        --        --        --        --       --         --        --        --        --


       $    33   $    --   $    --   $    --   $    --   $   --    $    --   $    --   $    --   $    --
             3        --        --        --        --       --         --        --        --        --
       $ 10.13   $    --   $    --   $    --   $    --   $   --    $    --   $    --   $    --   $    --
          1.3%        --        --        --        --       --         --        --        --        --
         23.1%        --        --        --        --       --         --        --        --        --


       $    23   $    --   $    --   $    --   $    --   $   --    $    --   $    --   $    --   $    --
             2        --        --        --        --       --         --        --        --        --
       $ 10.05   $    --   $    --   $    --   $    --   $   --    $    --   $    --   $    --   $    --
          0.5%        --        --        --        --       --         --        --        --        --
         36.3%        --        --        --        --       --         --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                        FIDELITY(R)
                                                    VIP CONTRAFUND(R)--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $162,039  $141,011  $310,382  $328,808  $346,947
Units Outstanding..................     6,908     8,044    10,034    12,342    14,328
Variable Accumulation Unit Value...  $  23.46  $  17.53  $  30.93  $  26.67  $  24.21
Total Return.......................     33.8%    (43.3%)    16.0%     10.2%     15.3%
Investment Income Ratio............      1.4%      0.9%      0.9%      1.3%      0.3%

SERIES II POLICIES (b)
Net Assets.........................  $  1,064  $  1,023  $  2,180  $  1,816  $  1,588
Units Outstanding..................        87       112       135       130       126
Variable Accumulation Unit Value...  $  12.22  $   9.14  $  16.15  $  13.95  $  12.68
Total Return.......................     33.6%    (43.4%)    15.8%     10.0%     15.1%
Investment Income Ratio............      1.4%      0.9%      0.9%      1.3%      0.3%

SERIES III POLICIES (c)
Net Assets.........................  $ 35,534  $ 31,735  $ 66,442  $ 62,163  $ 58,804
Units Outstanding..................     3,037     3,620     4,290     4,646     4,831
Variable Accumulation Unit Value...  $  11.71  $   8.77  $  15.49  $  13.39  $  12.18
Total Return.......................     33.6%    (43.4%)    15.7%      9.9%     15.1%
Investment Income Ratio............      1.4%      0.9%      0.9%      1.3%      0.3%

SERIES IV POLICIES (d)
Net Assets.........................  $ 13,283  $ 12,284  $ 23,041  $ 20,025  $ 18,030
Units Outstanding..................       962     1,188     1,261     1,269     1,259
Variable Accumulation Unit Value...  $  13.86  $  10.36  $  18.29  $  15.78  $  14.33
Total Return.......................     33.8%    (43.3%)    15.9%     10.1%     15.3%
Investment Income Ratio............      1.4%      1.0%      1.0%      1.3%      0.3%

SERIES V POLICIES (e)
Net Assets.........................  $    286  $    229  $    518  $    628  $    732
Units Outstanding..................        18        19        24        34        43
Variable Accumulation Unit Value...  $  16.09  $  12.08  $  21.40  $  18.54  $  16.91
Total Return.......................     33.2%    (43.6%)    15.4%      9.7%     14.8%
Investment Income Ratio............      1.4%      1.0%      0.9%      1.3%      0.3%

SERIES VI POLICIES (f)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES VII POLICIES (g)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                        FIDELITY(R)                                  JANUS ASPEN BALANCED
                    VIP EQUITY-INCOME--                                   PORTFOLIO--
                       INITIAL CLASS                                 INSTITUTIONAL SHARES
      -----------------------------------------------  ------------------------------------------------
        2009     2008      2007      2006      2005      2009      2008      2007      2006      2005
      -------------------------------------------------------------------------------------------------


      $66,332   $60,955  $143,891  $176,652  $173,409  $226,651  $210,949  $322,937  $378,517  $438,220
        4,177     4,926     6,579     8,089     9,399     8,472     9,780    12,429    15,886    20,068
      $ 15.89   $ 12.38  $  21.89  $  21.86  $  18.45  $  26.78  $  21.57  $  25.99  $  23.85  $  21.84
        28.4%    (43.5%)     0.1%     18.5%      4.4%     24.1%    (17.0%)     9.0%      9.2%      6.5%
         2.2%      2.2%      1.7%      3.3%      1.7%      3.0%      2.6%      2.5%      2.1%      2.2%


      $   362   $   374  $    903  $    934  $    662  $  1,119  $  1,022  $  1,447  $  1,377  $  1,886
           35        47        64        66        55        81        92       109       112       167
      $ 10.25   $  8.00  $  14.17  $  14.17  $  11.97  $  13.76  $  11.10  $  13.40  $  12.31  $  11.29
        28.2%    (43.5%)       --     18.3%      4.2%     24.0%    (17.1%)     8.8%      9.0%      6.3%
         2.2%      2.1%      1.8%      3.3%      1.8%      3.0%      2.6%      2.6%      2.1%      2.2%


      $19,333   $18,360  $ 39,194  $ 43,301  $ 37,734  $ 43,909  $ 42,100  $ 58,855  $ 62,239  $ 65,609
        1,921     2,337     2,817     3,115     3,203     3,400     4,039     4,677     5,382     6,178
      $ 10.07   $  7.86  $  13.92  $  13.93  $  11.78  $  12.91  $  10.42  $  12.59  $  11.57  $  10.62
        28.1%    (43.6%)    (0.1%)    18.3%      4.2%     23.9%    (17.2%)     8.8%      9.0%      6.2%
         2.2%      2.4%      1.7%      3.4%      1.7%      3.0%      2.6%      2.5%      2.1%      2.2%


      $ 5,278   $ 4,916  $  9,960  $ 10,984  $  9,392  $ 16,264  $ 13,714  $ 18,624  $ 19,557  $ 19,881
          511       613       700       772       782     1,133     1,182     1,332     1,523     1,691
      $ 10.33   $  8.05  $  14.24  $  14.23  $  12.01  $  14.39  $  11.60  $  13.98  $  12.83  $  11.76
        28.3%    (43.5%)     0.1%     18.5%      4.3%     24.1%    (17.1%)     8.9%      9.1%      6.4%
         2.2%      2.4%      1.7%      3.3%      1.6%      3.0%      2.6%      2.5%      2.1%      2.3%


      $   112   $   124  $    304  $    465  $    694  $    205  $    194  $    323  $    414  $    680
           11        16        22        33        58        14        16        23        32        56
      $ 10.15   $  7.94  $  14.11  $  14.15  $  12.00  $  14.57  $  11.79  $  14.27  $  13.15  $  12.10
        27.8%    (43.7%)    (0.3%)    18.0%      3.9%     23.6%    (17.4%)     8.5%      8.7%      6.0%
         1.8%      2.1%      1.9%      3.7%      1.6%      3.0%      2.5%      2.3%      2.0%      2.3%


      $    --   $    --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --
           --        --        --        --        --        --        --        --        --        --
      $    --   $    --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --
           --        --        --        --        --        --        --        --        --        --
           --        --        --        --        --        --        --        --        --        --


      $    --   $    --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --
           --        --        --        --        --        --        --        --        --        --
      $    --   $    --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --
           --        --        --        --        --        --        --        --        --        --
           --        --        --        --        --        --        --        --        --        --


      $    --   $    --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --
           --        --        --        --        --        --        --        --        --        --
      $    --   $    --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --
           --        --        --        --        --        --        --        --        --        --
           --        --        --        --        --        --        --        --        --        --


      $    --   $    --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --
           --        --        --        --        --        --        --        --        --        --
      $    --   $    --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --
           --        --        --        --        --        --        --        --        --        --
           --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                   JANUS ASPEN WORLDWIDE
                                                        PORTFOLIO--
                                                   INSTITUTIONAL SHARES
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $78,681   $65,724  $149,193  $173,489  $189,175
Units Outstanding..................     5,317     6,031     7,468     9,403    11,939
Variable Accumulation Unit Value...   $ 14.80   $ 10.90  $  19.97  $  18.48  $  15.85
Total Return.......................     35.8%    (45.4%)     8.1%     16.6%      4.4%
Investment Income Ratio............      1.4%      1.2%      0.7%      1.7%      1.3%

SERIES II POLICIES (b)
Net Assets.........................   $   181   $   181  $    392  $    691  $    829
Units Outstanding..................        29        39        46        88       123
Variable Accumulation Unit Value...   $  6.25   $  4.61  $   8.46  $   7.84  $   6.74
Total Return.......................     35.6%    (45.5%)     7.9%     16.4%      4.2%
Investment Income Ratio............      1.3%      1.2%      0.7%      1.8%      1.3%

SERIES III POLICIES (c)
Net Assets.........................   $ 8,433   $ 7,222  $ 15,136  $ 15,213  $ 14,690
Units Outstanding..................     1,473     1,713     1,951     2,115     2,375
Variable Accumulation Unit Value...   $  5.72   $  4.22  $   7.76  $   7.19  $   6.18
Total Return.......................     35.5%    (45.5%)     7.9%     16.3%      4.2%
Investment Income Ratio............      1.4%      1.2%      0.7%      1.8%      1.4%

SERIES IV POLICIES (d)
Net Assets.........................   $ 3,288   $ 2,701  $  5,875  $  6,014  $  5,713
Units Outstanding..................       344       384       455       504       557
Variable Accumulation Unit Value...   $  9.55   $  7.04  $  12.91  $  11.94  $  10.25
Total Return.......................     35.7%    (45.5%)     8.0%     16.5%      4.3%
Investment Income Ratio............      1.4%      1.2%      0.8%      1.8%      1.4%

SERIES V POLICIES (e)
Net Assets.........................   $    31   $    40  $     92  $     81  $    134
Units Outstanding..................         3         5         6         5        10
Variable Accumulation Unit Value...   $ 11.88   $  8.79  $  16.17  $  15.03  $  12.97
Total Return.......................     35.2%    (45.7%)     7.6%     15.9%      3.9%
Investment Income Ratio............      1.3%      1.2%      0.7%      1.6%      1.4%

SERIES VI POLICIES (f)
Net Assets.........................   $    --   $    --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES VII POLICIES (g)
Net Assets.........................   $    --   $    --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $    --   $    --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................   $    --   $    --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                           MFS(R)                                          MFS(R)
                  INVESTORS TRUST SERIES--                                RESEARCH
                       INITIAL CLASS                                SERIES--INITIAL CLASS
      -----------------------------------------------  ----------------------------------------------
        2009      2008     2007      2006      2005      2009     2008     2007      2006      2005
      -----------------------------------------------------------------------------------------------



       $8,865   $ 8,312   $16,463   $19,437   $21,375  $10,815  $ 9,961   $20,040   $25,440   $30,730
          897     1,050     1,374     1,764     2,160    1,022    1,211     1,536     2,180     2,867
       $ 9.90   $  7.91   $ 11.99   $ 11.03   $  9.90  $ 10.59  $  8.22   $ 13.05   $ 11.69   $ 10.73
        25.1%    (34.0%)     8.7%     11.4%      5.8%    28.7%   (37.0%)    11.6%      8.9%      6.3%
         1.7%      0.9%      0.9%      0.5%      0.6%     1.5%     0.5%      0.7%      0.5%      0.5%


       $  178   $   174   $   272   $   322   $   323  $   122  $    99   $   181   $   238   $   246
           20        25        26        33        37       16       17        20        29        32
       $ 8.70   $  6.96   $ 10.57   $  9.73   $  8.75  $  7.44  $  5.79   $  9.20   $  8.25   $  7.59
        24.9%    (34.1%)     8.6%     11.3%      5.7%    28.5%   (37.1%)    11.5%      8.8%      6.1%
         1.6%      0.8%      0.9%      0.5%      0.6%     1.4%     0.5%      0.7%      0.5%      0.5%


       $2,736   $ 3,113   $ 5,209   $ 5,335   $ 5,819  $ 2,789  $ 2,573   $ 5,125   $ 5,379   $ 5,561
          320       456       502       558       677      393      468       583       683       767
       $ 8.53   $  6.83   $ 10.37   $  9.56   $  8.60  $  7.10  $  5.53   $  8.79   $  7.89   $  7.26
        24.9%    (34.1%)     8.5%     11.2%      5.6%    28.5%   (37.1%)    11.4%      8.7%      6.1%
         1.8%      0.8%      0.8%      0.5%      0.6%     1.5%     0.5%      0.7%      0.5%      0.5%


       $  772   $   778   $ 1,283   $ 1,334   $ 1,287  $   713  $   648   $ 1,094   $ 1,079   $ 1,131
           68        86        93       104       113       62       72        77        84        96
       $11.35   $  9.08   $ 13.76   $ 12.67   $ 11.37  $ 11.58  $  9.00   $ 14.29   $ 12.80   $ 11.76
        25.1%    (34.0%)     8.7%     11.4%      5.8%    28.7%   (37.0%)    11.6%      8.9%      6.3%
         1.7%      0.8%      0.8%      0.5%      0.6%     1.5%     0.5%      0.7%      0.5%      0.5%


       $   13   $    45   $    72   $    70   $    91  $     6  $     4   $     6   $     7   $    22
            1         4         4         4         6       --       --        --        --         2
       $14.08   $ 11.30   $ 17.21   $ 15.90   $ 14.35  $ 13.78  $ 10.76   $ 17.14   $ 15.43   $ 14.23
        24.6%    (34.3%)     8.2%     10.8%      5.4%    28.2%   (37.3%)    11.1%      8.4%      5.8%
         2.1%      0.8%      0.8%      0.4%      0.6%     1.4%     0.5%      0.6%      0.9%      0.4%


       $   --   $    --   $    --   $    --   $    --  $    --  $    --   $    --   $    --   $    --
           --        --        --        --        --       --       --        --        --        --
       $   --   $    --   $    --   $    --   $    --  $    --  $    --   $    --   $    --   $    --
           --        --        --        --        --       --       --        --        --        --
           --        --        --        --        --       --       --        --        --        --


       $   --   $    --   $    --   $    --   $    --  $    --  $    --   $    --   $    --   $    --
           --        --        --        --        --       --       --        --        --        --
       $   --   $    --   $    --   $    --   $    --  $    --  $    --   $    --   $    --   $    --
           --        --        --        --        --       --       --        --        --        --
           --        --        --        --        --       --       --        --        --        --


       $   --   $    --   $    --   $    --   $    --  $    --  $    --   $    --   $    --   $    --
           --        --        --        --        --       --       --        --        --        --
       $   --   $    --   $    --   $    --   $    --  $    --  $    --   $    --   $    --   $    --
           --        --        --        --        --       --       --        --        --        --
           --        --        --        --        --       --       --        --        --        --


       $   --   $    --   $    --   $    --   $    --  $    --  $    --   $    --   $    --   $    --
           --        --        --        --        --       --       --        --        --        --
       $   --   $    --   $    --   $    --   $    --  $    --  $    --   $    --   $    --   $    --
           --        --        --        --        --       --       --        --        --        --
           --        --        --        --        --       --       --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                         MFS(R)
                                                       UTILITIES
                                                 SERIES--INITIAL CLASS
                                     ---------------------------------------------
                                      2009     2008     2007      2006      2005
                                     ---------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $1,299  $ 1,234   $2,435    $2,035    $2,771
Units Outstanding..................      74       92      112       118       208
Variable Accumulation Unit Value...  $17.57  $ 13.37   $21.76    $17.25    $13.33
Total Return.......................   31.4%   (38.5%)   26.1%     29.4%     15.2%
Investment Income Ratio............    4.9%     1.5%     0.9%      1.9%      0.5%

SERIES II POLICIES (b)
Net Assets.........................  $   23  $    46   $   85    $   58    $   19
Units Outstanding..................       1        3        3         3         1
Variable Accumulation Unit Value...  $20.51  $ 15.64   $25.48    $20.24    $15.66
Total Return.......................   31.2%   (38.6%)   25.9%     29.2%     15.0%
Investment Income Ratio............    4.0%     1.5%     0.5%      1.3%      0.6%

SERIES III POLICIES (c)
Net Assets.........................  $1,872  $ 1,890   $3,574    $3,030    $2,247
Units Outstanding..................     115      152      176       188       180
Variable Accumulation Unit Value...  $16.35  $ 12.47   $20.33    $16.15    $12.50
Total Return.......................   31.1%   (38.7%)   25.9%     29.2%     15.0%
Investment Income Ratio............    5.1%     1.5%     1.0%      2.0%      0.6%

SERIES IV POLICIES (d)
Net Assets.........................  $   80  $   104   $  178    $  170    $  147
Units Outstanding..................       3        5        5         7         7
Variable Accumulation Unit Value...  $26.52  $ 20.20   $32.88    $26.08    $20.16
Total Return.......................   31.3%   (38.6%)   26.1%     29.4%     15.2%
Investment Income Ratio............    5.5%     1.5%     1.0%      2.4%      0.6%

SERIES V POLICIES (e)
Net Assets.........................  $   27  $    22   $   65    $   41    $   55
Units Outstanding..................       1        1        2         2         3
Variable Accumulation Unit Value...  $23.19  $ 17.74   $28.99    $23.09    $17.92
Total Return.......................   30.8%   (38.8%)   25.6%     28.9%     14.7%
Investment Income Ratio............    4.9%     1.5%     0.9%      3.0%      0.6%

SERIES VI POLICIES (f)
Net Assets.........................  $   --  $    --   $   --    $   --    $   --
Units Outstanding..................      --       --       --        --        --
Variable Accumulation Unit Value...  $   --  $    --   $   --    $   --    $   --
Total Return.......................      --       --       --        --        --
Investment Income Ratio............      --       --       --        --        --

SERIES VII POLICIES (g)
Net Assets.........................  $   --  $    --   $   --    $   --    $   --
Units Outstanding..................      --       --       --        --        --
Variable Accumulation Unit Value...  $   --  $    --   $   --    $   --    $   --
Total Return.......................      --       --       --        --        --
Investment Income Ratio............      --       --       --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................  $   --  $    --   $   --    $   --    $   --
Units Outstanding..................      --       --       --        --        --
Variable Accumulation Unit Value...  $   --  $    --   $   --    $   --    $   --
Total Return.......................      --       --       --        --        --
Investment Income Ratio............      --       --       --        --        --

SERIES IX POLICIES (i)
Net Assets.........................  $   --  $    --   $   --    $   --    $   --
Units Outstanding..................      --       --       --        --        --
Variable Accumulation Unit Value...  $   --  $    --   $   --    $   --    $   --
Total Return.......................      --       --       --        --        --
Investment Income Ratio............      --       --       --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                                                                      ROYCE
                   NEUBERGER BERMAN                                 MICRO-CAP
                     AMT MID-CAP                                   PORTFOLIO--
              GROWTH PORTFOLIO--CLASS I                          INVESTMENT CLASS
      -----------------------------------------  -----------------------------------------------
        2009      2008    2007    2006    2005     2009      2008     2007      2006      2005
      ------------------------------------------------------------------------------------------


       $1,085   $ 1,185  $3,160  $3,195  $3,233   $19,842  $11,402   $20,156   $15,285   $1,905
          100       142     212     258     296     1,531    1,370     1,353     1,051      159
       $10.81   $  8.33  $14.92  $12.35  $10.92   $ 12.97  $  8.32   $ 14.88   $ 14.51   $12.16
        29.8%    (44.2%)  20.8%   13.1%   12.2%     55.8%   (44.1%)     2.5%     19.4%    21.6%
           --        --      --      --      --        --     2.7%      1.5%      0.3%     1.5%


       $   11   $    18  $   43  $   44  $   43   $ 1,616  $   939   $ 1,311   $   642   $   46
            1         2       3       3       4       124      112        88        44        4
       $11.05   $  8.53  $15.29  $12.68  $11.23   $ 13.01  $  8.36   $ 14.97   $ 14.62   $12.27
        29.6%    (44.2%)  20.6%   12.9%   12.0%     55.6%   (44.1%)     2.4%     19.2%    22.7%
           --        --      --      --      --        --     2.9%      1.7%      0.3%     1.5%


       $1,522   $ 1,441  $3,264  $3,034  $2,913   $13,265  $ 6,950   $12,085   $10,364   $1,555
          137       168     213     238     258     1,040      848       822       719      133
       $11.08   $  8.56  $15.36  $12.74  $11.28   $ 12.74  $  8.19   $ 14.67   $ 14.34   $12.04
        29.5%    (44.3%)  20.6%   12.9%   11.9%     55.5%   (44.2%)     2.3%     19.1%    20.4%
           --        --      --      --      --        --     2.7%      1.5%      0.3%     1.5%


       $  341   $   352  $  768  $  743  $  711   $18,639  $12,326   $19,048   $11,636   $2,259
           22        29      36      42      45     1,477    1,515     1,311       821      190
       $15.52   $ 11.97  $21.44  $17.76  $15.71   $ 12.62  $  8.10   $ 14.49   $ 14.14   $11.85
        29.7%    (44.2%)  20.8%   13.0%   12.1%     55.8%   (44.1%)     2.5%     19.3%    18.5%
           --        --      --      --      --        --     2.9%      1.7%      0.3%     1.6%



       $   23   $    34  $   65  $   75  $  117   $ 1,129  $   659   $ 1,124   $   462   $   77
            2         3       3       4       8        95       84        79        33        7
       $14.68   $ 11.37  $20.45  $17.00  $15.11   $ 12.24  $  7.89   $ 14.16   $ 13.87   $11.67
        29.2%    (44.4%)  20.3%   12.5%   11.7%     55.1%   (44.3%)     2.1%     18.8%    16.7%
           --        --      --      --      --        --     3.0%      1.9%      0.3%     2.3%


       $   --   $    --  $   --  $   --  $   --   $12,155  $ 6,552   $ 9,540   $ 7,136   $  854
           --        --      --      --      --       965      806       654       499       68
       $   --   $    --  $   --  $   --  $   --   $ 12.61  $  8.12   $ 14.57   $ 14.26   $11.98
           --        --      --      --      --     55.3%   (44.3%)     2.2%     19.0%    19.8%
           --        --      --      --      --        --     3.0%      1.6%      0.3%     2.0%


       $   --   $    --  $   --  $   --  $   --   $   105  $    --   $    --   $    --   $   --
           --        --      --      --      --         9       --        --        --       --
       $   --   $    --  $   --  $   --  $   --   $ 11.87  $    --   $    --   $    --   $   --
           --        --      --      --      --     18.7%       --        --        --       --
           --        --      --      --      --        --       --        --        --       --


       $   --   $    --  $   --  $   --  $   --   $   571  $    --   $    --   $    --   $   --
           --        --      --      --      --        47       --        --        --       --
       $   --   $    --  $   --  $   --  $   --   $ 11.98  $    --   $    --   $    --   $   --
           --        --      --      --      --     19.8%       --        --        --       --
           --        --      --      --      --        --       --        --        --       --


       $   --   $    --  $   --  $   --  $   --   $   413  $    --   $    --   $    --   $   --
           --        --      --      --      --        32       --        --        --       --
       $   --   $    --  $   --  $   --  $   --   $ 11.93  $    --   $    --   $    --   $   --
           --        --      --      --      --     19.3%       --        --        --       --
           --        --      --      --      --        --       --        --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                          ROYCE
                                                  SMALL-CAP PORTFOLIO--
                                                    INVESTMENT CLASS
                                     ----------------------------------------------
                                       2009      2008      2007      2006     2005
                                     ----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $16,103   $11,583   $13,289   $11,550  $4,337
Units Outstanding..................     1,370     1,312     1,078       907     387
Variable Accumulation Unit Value...   $ 11.75   $  8.81   $ 12.27   $ 12.72  $11.18
Total Return.......................     33.3%    (28.2%)    (3.5%)    13.8%   11.8%
Investment Income Ratio............        --      0.7%      0.1%      0.1%      --

SERIES II POLICIES (b)
Net Assets.........................   $ 1,833   $ 1,466   $ 1,355   $   645  $1,261
Units Outstanding..................       166       176       116        53     119
Variable Accumulation Unit Value...   $ 11.05   $  8.30   $ 11.58   $ 12.01  $10.56
Total Return.......................     33.1%    (28.3%)    (3.6%)    13.7%    5.6%
Investment Income Ratio............        --      0.8%      0.1%        --      --

SERIES III POLICIES (c)
Net Assets.........................   $ 8,806   $ 7,412   $ 8,700   $ 6,938  $2,400
Units Outstanding..................       778       868       734       563     221
Variable Accumulation Unit Value...   $ 11.30   $  8.49   $ 11.85   $ 12.30  $10.83
Total Return.......................     33.1%    (28.3%)    (3.7%)    13.6%    8.3%
Investment Income Ratio............        --      0.7%      0.1%      0.1%      --

SERIES IV POLICIES (d)
Net Assets.........................   $16,770   $10,845   $12,085   $ 8,687  $3,127
Units Outstanding..................     1,455     1,250       999       694     284
Variable Accumulation Unit Value...   $ 11.53   $  8.65   $ 12.05   $ 12.49  $10.98
Total Return.......................     33.3%    (28.2%)    (3.5%)    13.8%    9.8%
Investment Income Ratio............        --      0.7%      0.1%      0.1%      --

SERIES V POLICIES (e)
Net Assets.........................   $   834   $   467   $   467   $   311  $   62
Units Outstanding..................        77        57        40        26       6
Variable Accumulation Unit Value...   $ 10.81   $  8.15   $ 11.40   $ 11.86  $10.47
Total Return.......................     32.7%    (28.5%)    (3.9%)    13.3%    4.7%
Investment Income Ratio............        --      0.8%      0.1%      0.1%      --

SERIES VI POLICIES (f)
Net Assets.........................   $ 8,549   $ 6,314   $ 6,950   $ 5,019  $1,622
Units Outstanding..................       756       742       582       405     148
Variable Accumulation Unit Value...   $ 11.29   $  8.50   $ 11.88   $ 12.35  $10.90
Total Return.......................     32.9%    (28.4%)    (3.8%)    13.3%    9.0%
Investment Income Ratio............        --      0.7%      0.1%      0.1%      --

SERIES VII POLICIES (g)
Net Assets.........................   $    91   $    --   $    --   $    --  $   --
Units Outstanding..................         7        --        --        --      --
Variable Accumulation Unit Value...   $ 10.99   $    --   $    --   $    --  $   --
Total Return.......................      9.9%        --        --        --      --
Investment Income Ratio............        --        --        --        --      --

SERIES VIII POLICIES (h)
Net Assets.........................   $   606   $    --   $    --   $    --  $   --
Units Outstanding..................        53        --        --        --      --
Variable Accumulation Unit Value...   $ 11.26   $    --   $    --   $    --  $   --
Total Return.......................     12.6%        --        --        --      --
Investment Income Ratio............        --        --        --        --      --

SERIES IX POLICIES (i)
Net Assets.........................   $   247   $    --   $    --   $    --  $   --
Units Outstanding..................        21        --        --        --      --
Variable Accumulation Unit Value...   $ 11.34   $    --   $    --   $    --  $   --
Total Return.......................     13.4%        --        --        --      --
Investment Income Ratio............        --        --        --        --      --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                        T. ROWE PRICE                                       VAN ECK
                           EQUITY                                          WORLDWIDE
                      INCOME PORTFOLIO                                    HARD ASSETS
      ------------------------------------------------  ----------------------------------------------
        2009      2008      2007      2006      2005      2009      2008      2007      2006     2005
      ------------------------------------------------------------------------------------------------


       $59,175   $57,922  $124,889  $149,810  $150,117  $113,488   $71,238  $144,461  $94,179  $66,110
         4,466     5,412     7,348     8,977    10,552     3,361     3,276     3,524    3,296    2,840
       $ 13.26   $ 10.70  $  16.99  $  16.69  $  14.22  $  33.77   $ 21.74  $  40.93  $ 28.55  $ 23.26
         23.9%    (37.0%)     1.8%     17.3%      2.5%     55.3%    (46.9%)    43.3%    22.8%    49.6%
          2.0%      2.3%      1.7%      1.6%      1.6%      0.2%      0.3%      0.1%     0.1%     0.2%


       $   630   $   747  $  1,615  $  1,548  $  1,231  $  8,115   $ 4,795  $  8,507  $ 3,245  $ 1,299
            50        74       101        98        91       244       224       209      115       56
       $ 12.55   $ 10.15  $  16.13  $  15.86  $  13.54  $  33.21   $ 21.41  $  40.36  $ 28.20  $ 23.01
         23.7%    (37.1%)     1.7%     17.1%      2.3%     55.1%    (47.0%)    43.1%    22.6%    49.3%
          1.9%      2.3%      1.7%      1.6%      1.5%      0.2%      0.3%      0.1%       --     0.2%


       $26,636   $26,768  $ 51,770  $ 59,049  $ 54,289  $ 82,996   $52,615  $105,879  $77,460  $53,056
         2,174     2,695     3,284     3,811     4,097     2,476     2,432     2,593    2,712    2,279
       $ 12.25   $  9.91  $  15.76  $  15.51  $  13.25  $  33.55   $ 21.64  $  40.82  $ 28.54  $ 23.29
         23.6%    (37.1%)     1.6%     17.1%      2.3%     55.0%    (47.0%)    43.1%    22.5%    49.3%
          2.0%      2.3%      1.7%      1.6%      1.6%      0.2%      0.3%      0.1%     0.1%     0.2%


       $ 7,980   $ 8,824  $ 15,378  $ 16,286  $ 14,572  $ 80,378   $46,031  $ 89,912  $50,508  $27,352
           727       997     1,093     1,176     1,236     2,521     2,239     2,324    1,871    1,242
       $ 10.97   $  8.86  $  14.07  $  13.83  $  11.79  $  31.88   $ 20.53  $  38.67  $ 26.99  $ 22.00
         23.8%    (37.0%)     1.8%     17.3%      2.4%     55.3%    (46.9%)    43.3%    22.7%    49.5%
          2.0%      2.3%      1.7%      1.6%      1.6%      0.2%      0.3%      0.1%     0.1%     0.2%


       $   120   $   116  $    266  $    495  $    661  $  3,963   $ 3,019  $  4,747  $ 2,738  $ 1,221
            11        13        19        36        55       103       119        99       81       44
       $ 10.91   $  8.85  $  14.11  $  13.92  $  11.92  $  39.40   $ 25.48  $  48.17  $ 33.76  $ 27.62
         23.3%    (37.3%)     1.4%     16.8%      2.0%     54.6%    (47.1%)    42.7%    22.2%    48.9%
          2.0%      2.2%      1.5%      1.5%      1.6%      0.3%      0.3%      0.1%       --     0.2%


       $    --   $    --  $     --  $     --  $     --  $ 59,328   $37,764  $ 71,046  $39,009  $20,900
            --        --        --        --        --     1,700     1,673     1,667    1,306      853
       $    --   $    --  $     --  $     --  $     --  $  34.89   $ 22.54  $  42.57  $ 29.80  $ 24.36
            --        --        --        --        --     54.8%    (47.1%)    42.8%    22.3%    49.0%
            --        --        --        --        --      0.2%      0.3%      0.1%     0.1%     0.2%


       $    --   $    --  $     --  $     --  $     --  $    306   $    --  $     --  $    --  $    --
            --        --        --        --        --        26        --        --       --       --
       $    --   $    --  $     --  $     --  $     --  $  12.12   $    --  $     --  $    --  $    --
            --        --        --        --        --     21.2%        --        --       --       --
            --        --        --        --        --        --        --        --       --       --


       $    --   $    --  $     --  $     --  $     --  $  1,315   $    --  $     --  $    --  $    --
            --        --        --        --        --       114        --        --       --       --
       $    --   $    --  $     --  $     --  $     --  $  11.22   $    --  $     --  $    --  $    --
            --        --        --        --        --     12.2%        --        --       --       --
            --        --        --        --        --        --        --        --       --       --


       $    --   $    --  $     --  $     --  $     --  $    972   $    --  $     --  $    --  $    --
            --        --        --        --        --        84        --        --       --       --
       $    --   $    --  $     --  $     --  $     --  $  11.26   $    --  $     --  $    --  $    --
            --        --        --        --        --     12.6%        --        --       --       --
            --        --        --        --        --        --        --        --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                     VAN KAMPEN'S UIF
                                                  EMERGING MARKETS EQUITY
                                                    PORTFOLIO--CLASS I
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $50,119   $30,376   $91,476   $77,264   $56,637
Units Outstanding..................     2,226     2,260     2,910     3,407     3,378
Variable Accumulation Unit Value...   $ 22.48   $ 13.42   $ 31.39   $ 22.66   $ 16.76
Total Return.......................     67.5%    (57.2%)    38.5%     35.2%     32.0%
Investment Income Ratio............        --        --      0.4%      0.8%      0.4%

SERIES II POLICIES (b)
Net Assets.........................   $   287   $   188   $   436   $   830   $   570
Units Outstanding..................        18        20        19        51        47
Variable Accumulation Unit Value...   $ 16.10   $  9.63   $ 22.55   $ 16.30   $ 12.07
Total Return.......................     67.2%    (57.3%)    38.3%     35.1%     31.8%
Investment Income Ratio............        --        --      0.5%      0.8%      0.3%

SERIES III POLICIES (c)
Net Assets.........................   $16,033   $ 8,846   $27,213   $20,872   $13,590
Units Outstanding..................       860       794     1,041     1,103       973
Variable Accumulation Unit Value...   $ 18.64   $ 11.15   $ 26.12   $ 18.90   $ 14.00
Total Return.......................     67.1%    (57.3%)    38.2%     35.0%     31.7%
Investment Income Ratio............        --        --      0.4%      0.8%      0.4%

SERIES IV POLICIES (d)
Net Assets.........................   $ 4,497   $ 2,526   $ 7,541   $ 5,612   $ 3,772
Units Outstanding..................       180       170       217       223       203
Variable Accumulation Unit Value...   $ 24.90   $ 14.88   $ 34.80   $ 25.14   $ 18.60
Total Return.......................     67.4%    (57.3%)    38.4%     35.2%     31.9%
Investment Income Ratio............        --        --      0.4%      0.7%      0.4%

SERIES V POLICIES (e)
Net Assets.........................   $    50   $    87   $   260   $   151   $   112
Units Outstanding..................         2         5         6         5         5
Variable Accumulation Unit Value...   $ 31.29   $ 18.77   $ 44.08   $ 31.97   $ 23.75
Total Return.......................     66.7%    (57.4%)    37.9%     34.6%     31.4%
Investment Income Ratio............        --        --      0.3%      0.9%      0.4%

SERIES VI POLICIES (f)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES VII POLICIES (g)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                       MAINSTAY VP                                MAINSTAY VP
                                                       BALANCED--                                    BOND--
                                                      SERVICE CLASS                              SERVICE CLASS
                                     ----------------------------------------------  -------------------------------------
                                       2009     2008     2007      2006      2005      2009      2008     2007      2006
                                     -------------------------------------------------------------------------------------


SERIES I POLICIES (a)
Net Assets.........................  $26,435  $25,236   $43,180   $46,803   $32,603   $23,996  $20,936   $17,119   $13,611
Units Outstanding..................    2,566    2,966     3,754     4,111     3,115     1,931    1,868     1,553     1,297
Variable Accumulation Unit Value...  $ 10.30  $  8.51   $ 11.51   $ 11.38   $ 10.46   $ 11.88  $ 11.21   $ 10.99   $ 10.49
Total Return.......................    21.1%   (26.1%)     1.1%      8.9%      4.6%      6.0%     2.0%      4.8%      2.8%
Investment Income Ratio............     2.9%       --      2.0%      2.0%      1.7%      4.5%     4.5%      3.8%      1.1%

SERIES II POLICIES (b)
Net Assets.........................  $ 2,419  $ 2,067   $ 3,820   $ 3,074   $ 1,467   $ 6,260  $ 5,682   $ 4,131   $   858
Units Outstanding..................      238      245       334       272       136       538      516       373        83
Variable Accumulation Unit Value...  $ 10.20  $  8.44   $ 11.43   $ 11.32   $ 10.41   $ 11.65  $ 11.01   $ 10.80   $ 10.33
Total Return.......................    20.9%   (26.2%)     1.0%      8.7%      4.1%      5.9%     1.9%      4.6%      2.7%
Investment Income Ratio............     3.0%       --      2.2%      2.2%      3.0%      4.7%     4.0%      5.9%      1.4%

SERIES III POLICIES (c)
Net Assets.........................  $20,597  $19,594   $33,230   $29,963   $19,146   $33,246  $31,436   $27,639   $24,795
Units Outstanding..................    2,018    2,317     2,897     2,638     1,825     2,833    2,830     2,528     2,380
Variable Accumulation Unit Value...  $ 10.21  $  8.45   $ 11.45   $ 11.35   $ 10.44   $ 11.74  $ 11.09   $ 10.90   $ 10.42
Total Return.......................    20.8%   (26.2%)     0.9%      8.7%      4.4%      5.8%     1.8%      4.6%      2.6%
Investment Income Ratio............     2.9%       --      2.0%      2.0%      2.2%      4.4%     4.3%      3.7%      1.0%

SERIES IV POLICIES (d)
Net Assets.........................  $20,355  $17,779   $31,073   $24,827   $13,881   $42,252  $36,598   $31,506   $26,094
Units Outstanding..................    1,980    2,093     2,704     2,181     1,320     3,567    3,268     2,865     2,488
Variable Accumulation Unit Value...  $ 10.28  $  8.50   $ 11.50   $ 11.38   $ 10.45   $ 11.85  $ 11.19   $ 10.97   $ 10.48
Total Return.......................    21.0%   (26.1%)     1.1%      8.8%      4.5%      6.0%     2.0%      4.7%      2.8%
Investment Income Ratio............     2.9%       --      2.1%      2.1%      2.3%      4.6%     4.4%      3.7%      1.1%

SERIES V POLICIES (e)
Net Assets.........................  $ 1,332  $ 1,402   $ 2,238   $ 2,054   $ 1,509   $ 4,523  $ 4,546   $ 3,466   $ 2,662
Units Outstanding..................      132      167       196       181       144       394      418       323       260
Variable Accumulation Unit Value...  $ 10.12  $  8.40   $ 11.41   $ 11.34   $ 10.46   $ 11.47  $ 10.87   $ 10.70   $ 10.26
Total Return.......................    20.5%   (26.4%)     0.7%      8.4%      4.6%      5.5%     1.6%      4.3%      2.4%
Investment Income Ratio............     2.7%       --      2.0%      2.2%      1.8%      4.4%     4.2%      3.9%      1.0%

SERIES VI POLICIES (f)
Net Assets.........................  $15,515  $15,288   $23,879   $22,364   $13,375   $28,216  $24,897   $20,338   $15,506
Units Outstanding..................    1,531    1,819     2,093     1,975     1,275     2,425    2,265     1,878     1,497
Variable Accumulation Unit Value...  $ 10.14  $  8.40   $ 11.41   $ 11.32   $ 10.43   $ 11.61  $ 10.99   $ 10.81   $ 10.36
Total Return.......................    20.6%   (26.3%)     0.8%      8.5%      4.3%      5.6%     1.7%      4.4%      2.5%
Investment Income Ratio............     2.8%       --      2.0%      2.1%      2.2%      4.6%     4.3%      4.0%      1.0%

SERIES VII POLICIES (g)
Net Assets.........................  $    55  $    --   $    --   $    --   $    --   $   528  $    --   $    --   $    --
Units Outstanding..................        5       --        --        --        --        52       --        --        --
Variable Accumulation Unit Value...  $  9.95  $    --   $    --   $    --   $    --   $ 10.24  $    --   $    --   $    --
Total Return.......................    (0.5%)      --        --        --        --      2.4%       --        --        --
Investment Income Ratio............       --       --        --        --        --     10.2%       --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................  $    91  $    --   $    --   $    --   $    --   $ 1,449  $    --   $    --   $    --
Units Outstanding..................        9       --        --        --        --       142       --        --        --
Variable Accumulation Unit Value...  $ 10.64  $    --   $    --   $    --   $    --   $ 10.21  $    --   $    --   $    --
Total Return.......................     6.4%       --        --        --        --      2.1%       --        --        --
Investment Income Ratio............     3.6%       --        --        --        --      5.4%       --        --        --

SERIES IX POLICIES (i)
Net Assets.........................  $    77  $    --   $    --   $    --   $    --   $   726  $    --   $    --   $    --
Units Outstanding..................        7       --        --        --        --        71       --        --        --
Variable Accumulation Unit Value...  $ 10.68  $    --   $    --   $    --   $    --   $ 10.19  $    --   $    --   $    --
Total Return.......................     6.8%       --        --        --        --      1.9%       --        --        --
Investment Income Ratio............     7.0%       --        --        --        --     10.2%       --        --        --

                                     MAINSTAY
                                        VP
                                      BOND--
                                      SERVICE
                                       CLASS
                                     --------
                                       2005
                                     --------


SERIES I POLICIES (a)
Net Assets.........................   $11,334
Units Outstanding..................     1,110
Variable Accumulation Unit Value...   $ 10.20
Total Return.......................      0.5%
Investment Income Ratio............      3.7%

SERIES II POLICIES (b)
Net Assets.........................   $   349
Units Outstanding..................        35
Variable Accumulation Unit Value...   $ 10.06
Total Return.......................      0.3%
Investment Income Ratio............      7.8%

SERIES III POLICIES (c)
Net Assets.........................   $24,637
Units Outstanding..................     2,427
Variable Accumulation Unit Value...   $ 10.15
Total Return.......................      0.3%
Investment Income Ratio............      3.4%

SERIES IV POLICIES (d)
Net Assets.........................   $23,266
Units Outstanding..................     2,275
Variable Accumulation Unit Value...   $ 10.19
Total Return.......................      0.4%
Investment Income Ratio............      3.5%

SERIES V POLICIES (e)
Net Assets.........................   $ 2,429
Units Outstanding..................       242
Variable Accumulation Unit Value...   $ 10.02
Total Return.......................        --
Investment Income Ratio............      3.7%

SERIES VI POLICIES (f)
Net Assets.........................   $14,340
Units Outstanding..................     1,415
Variable Accumulation Unit Value...   $ 10.11
Total Return.......................      0.1%
Investment Income Ratio............      3.7%

SERIES VII POLICIES (g)
Net Assets.........................   $    --
Units Outstanding..................        --
Variable Accumulation Unit Value...   $    --
Total Return.......................        --
Investment Income Ratio............        --

SERIES VIII POLICIES (h)
Net Assets.........................   $    --
Units Outstanding..................        --
Variable Accumulation Unit Value...   $    --
Total Return.......................        --
Investment Income Ratio............        --

SERIES IX POLICIES (i)
Net Assets.........................   $    --
Units Outstanding..................        --
Variable Accumulation Unit Value...   $    --
Total Return.......................        --
Investment Income Ratio............        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                                                               MAINSTAY VP
                      MAINSTAY VP                             CONSERVATIVE                             MAINSTAY VP
                     COMMON STOCK--                           ALLOCATION--                            CONVERTIBLE--
                     SERVICE CLASS                            SERVICE CLASS                           SERVICE CLASS
      -------------------------------------------  ----------------------------------  -------------------------------------------
        2009     2008     2007     2006     2005     2009     2008     2007     2006     2009     2008     2007     2006     2005
      ----------------------------------------------------------------------------------------------------------------------------




      $ 8,979  $ 7,340  $11,644  $ 9,997  $ 7,104  $48,267  $35,810  $33,968  $17,229  $24,666  $14,878  $20,596  $16,277  $13,293
          764      752      745      662      539    4,445    3,955    3,010    1,612    1,830    1,561    1,392    1,248    1,105
      $ 11.75  $  9.76  $ 15.61  $ 15.09  $ 13.17  $ 10.88  $  9.05  $ 11.28  $ 10.66  $ 13.69  $  9.53  $ 14.77  $ 13.07  $ 12.03
        20.4%   (37.4%)    3.4%    14.6%     5.9%    20.2%   (19.7%)    5.7%     6.6%    43.7%   (35.5%)   13.0%     8.6%     4.9%
         1.8%     1.2%     1.1%     0.5%     1.0%     3.1%       --     3.3%     1.9%     2.1%     2.1%     2.2%     2.4%     1.5%


      $   849  $   729  $ 1,029  $   384  $    34  $12,702  $11,604  $ 9,873  $ 1,967  $ 6,164  $ 3,428  $ 3,778  $ 1,298  $   358
           91       94       82       32        3    1,178    1,293      879      179      515      411      282      113       34
      $  9.35  $  7.78  $ 12.45  $ 12.05  $ 10.54  $ 10.78  $  8.98  $ 11.21  $ 10.62  $ 11.96  $  8.34  $ 12.94  $ 11.47  $ 10.58
        20.2%   (37.5%)    3.3%    14.4%     5.4%    20.1%   (19.9%)    5.6%     6.2%    43.5%   (35.6%)   12.8%     8.4%     4.7%
         1.8%     1.3%     1.3%     0.8%     2.7%     3.0%       --     4.7%     2.0%     2.2%     2.2%     2.9%     3.2%     4.8%


      $ 9,110  $ 8,634  $15,905  $15,284  $12,796  $39,275  $28,974  $25,713  $ 9,793  $34,145  $21,459  $33,759  $28,651  $25,860
          789      898    1,032    1,021      981    3,638    3,212    2,285      919    2,517    2,263    2,296    2,198    2,151
      $ 11.55  $  9.61  $ 15.39  $ 14.91  $ 13.04  $ 10.80  $  9.00  $ 11.23  $ 10.65  $ 13.57  $  9.46  $ 14.70  $ 13.03  $ 12.02
        20.1%   (37.6%)    3.2%    14.4%     5.7%    20.0%   (19.9%)    5.5%     6.5%    43.4%   (35.6%)   12.8%     8.4%     4.7%
         1.7%     1.2%     1.1%     0.4%     0.9%     3.2%       --     3.6%     1.9%     2.1%     1.9%     2.2%     2.3%     1.4%


      $14,569  $12,550  $21,137  $17,491  $14,034  $40,044  $27,533  $21,458  $ 7,239  $42,161  $27,408  $37,117  $30,765  $25,647
        1,244    1,288    1,358    1,161    1,063    3,711    3,070    1,906      681    3,105    2,895    2,529    2,370    2,141
      $ 11.72  $  9.74  $ 15.57  $ 15.06  $ 13.15  $ 10.78  $  8.97  $ 11.19  $ 10.58  $ 13.57  $  9.45  $ 14.66  $ 12.98  $ 11.96
        20.3%   (37.5%)    3.4%    14.5%     5.8%    20.2%   (19.8%)    5.7%     5.8%    43.6%   (35.5%)   12.9%     8.6%     4.8%
         1.8%     1.2%     1.1%     0.4%     0.9%     3.2%       --     3.6%     2.3%     2.1%     2.1%     2.2%     2.4%     1.5%


      $   362  $   286  $   560  $   449  $   309  $ 3,899  $ 2,829  $ 2,745  $   962  $ 3,117  $ 1,662  $ 2,407  $ 1,829  $ 1,608
           32       30       37       30       24      366      318      246       91      236      180      167      143      136
      $ 11.36  $  9.48  $ 15.22  $ 14.78  $ 12.96  $ 10.66  $  8.91  $ 11.15  $ 10.59  $ 13.22  $  9.24  $ 14.39  $ 12.80  $ 11.84
        19.8%   (37.7%)    3.0%    14.1%     5.4%    19.7%   (20.1%)    5.3%     5.9%    43.0%   (35.8%)   12.5%     8.1%     4.4%
         1.8%     1.2%     1.1%     0.5%     0.9%     3.1%       --     3.8%     2.9%     2.2%     2.1%     2.2%     2.3%     1.4%


      $ 8,047  $ 6,925  $12,001  $10,391  $ 7,321  $29,235  $23,266  $23,484  $ 8,859  $34,086  $18,413  $25,017  $19,713  $16,730
          701      723      781      697      561    2,744    2,617    2,114      837    2,571    1,993    1,738    1,545    1,418
      $ 11.49  $  9.58  $ 15.36  $ 14.90  $ 13.05  $ 10.64  $  8.88  $ 11.10  $ 10.54  $ 13.22  $  9.23  $ 14.37  $ 12.76  $ 11.79
        20.0%   (37.6%)    3.1%    14.2%     5.5%    19.8%   (20.0%)    5.4%     5.4%    43.2%   (35.7%)   12.6%     8.2%     4.5%
         1.8%     1.2%     1.1%     0.5%     1.0%     3.0%       --     3.8%     2.4%     2.2%     2.1%     2.2%     2.4%     1.5%


      $    53  $    --  $    --  $    --  $    --  $   667  $    --  $    --  $    --  $   432  $    --  $    --  $    --  $    --
            5       --       --       --       --       64       --       --       --       39       --       --       --       --
      $ 10.79  $    --  $    --  $    --  $    --  $ 10.63  $    --  $    --  $    --  $ 11.29  $    --  $    --  $    --  $    --
         7.9%       --       --       --       --     6.3%       --       --       --    12.9%       --       --       --       --
         0.2%       --       --       --       --     5.8%       --       --       --     3.5%       --       --       --       --


      $    94  $    --  $    --  $    --  $    --  $ 1,803  $    --  $    --  $    --  $ 1,123  $    --  $    --  $    --  $    --
            8       --       --       --       --      170       --       --       --       98       --       --       --       --
      $ 11.20  $    --  $    --  $    --  $    --  $ 10.63  $    --  $    --  $    --  $ 11.25  $    --  $    --  $    --  $    --
        12.0%       --       --       --       --     6.3%       --       --       --    12.5%       --       --       --       --
         2.6%       --       --       --       --     4.7%       --       --       --     4.0%       --       --       --       --


      $    27  $    --  $    --  $    --  $    --  $ 1,635  $    --  $    --  $    --  $   878  $    --  $    --  $    --  $    --
            3       --       --       --       --      155       --       --       --       73       --       --       --       --
      $ 10.74  $    --  $    --  $    --  $    --  $ 10.58  $    --  $    --  $    --  $ 11.43  $    --  $    --  $    --  $    --
         7.4%       --       --       --       --     5.8%       --       --       --    14.3%       --       --       --       --
         3.2%       --       --       --       --     2.5%       --       --       --     3.4%       --       --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                  MAINSTAY VP
                                                FLOATING RATE--
                                                 SERVICE CLASS
                                     -------------------------------------
                                       2009     2008      2007      2006
                                     -------------------------------------


SERIES I POLICIES (a)
Net Assets.........................  $50,249   $27,212   $50,519   $66,344
Units Outstanding..................    4,742     3,380     4,749     6,301
Variable Accumulation Unit Value...  $ 10.59   $  8.06   $ 10.62   $ 10.52
Total Return.......................    31.4%    (24.1%)     0.9%      4.2%
Investment Income Ratio............     3.4%      5.1%      6.3%      6.1%

SERIES II POLICIES (b)
Net Assets.........................  $11,436   $ 5,975   $14,728   $ 8,414
Units Outstanding..................    1,081       741     1,383       797
Variable Accumulation Unit Value...  $ 10.58   $  8.06   $ 10.63   $ 10.56
Total Return.......................    31.2%    (24.2%)     0.7%      4.1%
Investment Income Ratio............     3.4%      5.1%      6.3%      6.1%

SERIES III POLICIES (c)
Net Assets.........................  $43,649   $24,106   $51,296   $41,204
Units Outstanding..................    4,130     3,008     4,851     3,923
Variable Accumulation Unit Value...  $ 10.50   $  8.00   $ 10.56   $ 10.49
Total Return.......................    31.1%    (24.2%)     0.7%      4.0%
Investment Income Ratio............     3.4%      5.1%      6.3%      6.2%

SERIES IV POLICIES (d)
Net Assets.........................  $56,842   $26,408   $52,122   $35,265
Units Outstanding..................    5,380     3,283     4,908     3,353
Variable Accumulation Unit Value...  $ 10.57   $  8.05   $ 10.60   $ 10.52
Total Return.......................    31.3%    (24.1%)     0.8%      4.2%
Investment Income Ratio............     3.4%      5.1%      6.3%      6.1%

SERIES V POLICIES (e)
Net Assets.........................  $ 3,801   $ 2,192   $ 3,333   $ 3,441
Units Outstanding..................      366       271       312       318
Variable Accumulation Unit Value...  $ 10.57   $  8.08   $ 10.69   $ 10.64
Total Return.......................    30.8%    (24.4%)     0.4%      3.8%
Investment Income Ratio............     3.4%      5.1%      6.3%      6.1%

SERIES VI POLICIES (f)
Net Assets.........................  $34,345   $17,376   $33,142   $25,234
Units Outstanding..................    3,276     2,180     3,133     2,411
Variable Accumulation Unit Value...  $ 10.48   $  8.00   $ 10.58   $ 10.52
Total Return.......................    30.9%    (24.3%)     0.5%      3.9%
Investment Income Ratio............     3.4%      5.1%      6.3%      6.1%

SERIES VII POLICIES (g)
Net Assets.........................  $ 1,195   $    --   $    --   $    --
Units Outstanding..................      116        --        --        --
Variable Accumulation Unit Value...  $ 10.33   $    --   $    --   $    --
Total Return.......................     3.3%        --        --        --
Investment Income Ratio............     3.5%        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................  $ 1,783   $    --   $    --   $    --
Units Outstanding..................      170        --        --        --
Variable Accumulation Unit Value...  $ 10.37   $    --   $    --   $    --
Total Return.......................     3.7%        --        --        --
Investment Income Ratio............     3.5%        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................  $   763   $    --   $    --   $    --
Units Outstanding..................       74        --        --        --
Variable Accumulation Unit Value...  $ 10.31   $    --   $    --   $    --
Total Return.......................     3.1%        --        --        --
Investment Income Ratio............     3.5%        --        --        --

                                     MAINSTAY
                                        VP
                                     FLOATING
                                      RATE--                     MAINSTAY VP
                                      SERVICE                   GOVERNMENT--
                                       CLASS                    SERVICE CLASS
                                     --------  ----------------------------------------------
                                       2005      2009     2008     2007      2006      2005
                                     --------------------------------------------------------


SERIES I POLICIES (a)
Net Assets.........................   $36,518  $21,711  $25,835   $12,747   $10,264   $ 8,799
Units Outstanding..................     3,612    1,877    2,232     1,190     1,005       881
Variable Accumulation Unit Value...   $ 10.10  $ 11.56  $ 11.57   $ 10.71   $ 10.21   $  9.97
Total Return.......................      1.0%     0.0%     8.0%      4.9%      2.4%      0.7%
Investment Income Ratio............      4.5%     3.2%     3.7%      5.0%      0.9%      3.6%

SERIES II POLICIES (b)
Net Assets.........................   $ 4,001  $ 5,917  $ 7,458   $ 2,056   $   436   $   316
Units Outstanding..................       373      511      644       177        42        30
Variable Accumulation Unit Value...   $ 10.14  $ 11.60  $ 11.62   $ 10.78   $ 10.28   $ 10.06
Total Return.......................      1.4%    (0.2%)    7.8%      4.8%      2.2%      0.5%
Investment Income Ratio............      4.9%     3.3%     3.9%      6.7%      1.0%      6.8%

SERIES III POLICIES (c)
Net Assets.........................   $13,041  $26,121  $38,534   $18,224   $17,078   $16,243
Units Outstanding..................     1,272    2,299    3,324     1,723     1,691     1,645
Variable Accumulation Unit Value...   $ 10.08  $ 11.36  $ 11.39   $ 10.57   $ 10.09   $  9.88
Total Return.......................      0.8%    (0.2%)    7.8%      4.7%      2.1%      0.5%
Investment Income Ratio............      4.7%     3.0%     3.6%      4.9%      0.9%      3.3%

SERIES IV POLICIES (d)
Net Assets.........................   $10,796  $33,769  $38,114   $19,355   $16,646   $14,766
Units Outstanding..................     1,052    2,926    3,298     1,804     1,630     1,481
Variable Accumulation Unit Value...   $ 10.09  $ 11.54  $ 11.55   $ 10.70   $ 10.20   $  9.97
Total Return.......................      0.9%    (0.1%)    8.0%      4.9%      2.3%      0.6%
Investment Income Ratio............      4.8%     3.4%     3.5%      4.8%      0.9%      3.4%

SERIES V POLICIES (e)
Net Assets.........................   $ 1,686  $ 2,331  $ 2,585   $ 2,733   $ 1,626   $ 1,257
Units Outstanding..................       164      207      229       260       162       127
Variable Accumulation Unit Value...   $ 10.25  $ 11.24  $ 11.30   $ 10.51   $ 10.06   $  9.87
Total Return.......................      2.5%    (0.5%)    7.5%      4.5%      1.9%      0.2%
Investment Income Ratio............      4.7%     3.2%     2.8%      5.6%      1.0%      3.8%

SERIES VI POLICIES (f)
Net Assets.........................   $11,829  $18,690  $28,327   $13,450   $ 9,551   $ 8,125
Units Outstanding..................     1,145    1,654    2,486     1,276       948       818
Variable Accumulation Unit Value...   $ 10.13  $ 11.30  $ 11.34   $ 10.54   $ 10.08   $  9.88
Total Return.......................      1.3%    (0.4%)    7.6%      4.6%      2.0%      0.3%
Investment Income Ratio............      4.8%     3.0%     3.6%      5.2%      0.9%      3.8%

SERIES VII POLICIES (g)
Net Assets.........................   $    --  $   484  $    --   $    --   $    --   $    --
Units Outstanding..................        --       48       --        --        --        --
Variable Accumulation Unit Value...   $    --  $  9.99  $    --   $    --   $    --   $    --
Total Return.......................        --    (0.1%)      --        --        --        --
Investment Income Ratio............        --     7.4%       --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $    --  $   507  $    --   $    --   $    --   $    --
Units Outstanding..................        --       50       --        --        --        --
Variable Accumulation Unit Value...   $    --  $ 10.07  $    --   $    --   $    --   $    --
Total Return.......................        --     0.7%       --        --        --        --
Investment Income Ratio............        --     7.0%       --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................   $    --  $   294  $    --   $    --   $    --   $    --
Units Outstanding..................        --       27       --        --        --        --
Variable Accumulation Unit Value...   $    --  $ 10.04  $    --   $    --   $    --   $    --
Total Return.......................        --     0.4%       --        --        --        --
Investment Income Ratio............        --     7.4%       --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------




                   MAINSTAY VP                                MAINSTAY VP                          MAINSTAY VP
               GROWTH ALLOCATION--                          GROWTH EQUITY--                HIGH YIELD CORPORATE BOND--
                  SERVICE CLASS                              SERVICE CLASS                        SERVICE CLASS
      -------------------------------------  --------------------------------------------  ---------------------------
        2009     2008      2007      2006     2009     2008     2007      2006      2005     2009      2008     2007
      ----------------------------------------------------------------------------------------------------------------



      $34,388   $24,802   $31,812   $16,922  $9,103  $ 6,991   $12,301   $10,744  $ 9,595  $ 89,028  $53,572  $ 76,442
        3,697     3,357     2,631     1,524     830      841       888       859      788     6,001    5,054     5,387
      $  9.30   $  7.39   $ 12.03   $ 11.08  $10.97  $  8.31   $ 13.83   $ 12.51  $ 12.17  $  14.90  $ 10.60  $  14.20
        25.9%    (38.6%)     8.6%     10.8%   32.0%   (39.9%)    10.6%      2.7%     6.6%     40.5%   (25.3%)     0.6%
         2.2%      0.6%      1.2%      1.4%    0.3%     0.3%        --      0.2%       --      8.0%     8.9%      6.8%


      $ 1,613   $ 1,082   $ 1,602   $   571  $  587  $   428   $   601   $   208  $    78  $ 24,529  $ 9,687  $ 13,752
          180       151       138        53      60       57        48        18        7     2,062    1,140     1,206
      $  8.97   $  7.13   $ 11.64   $ 10.73  $ 9.83  $  7.46   $ 12.43   $ 11.26  $ 10.98  $  11.90  $  8.48  $  11.38
        25.8%    (38.7%)     8.4%      7.3%   31.8%   (40.0%)    10.4%      2.6%     6.4%     40.3%   (25.5%)     0.5%
         2.3%      0.5%      1.4%      1.6%    0.3%     0.3%        --      0.2%       --      9.0%     9.2%      7.9%


      $13,645   $10,577   $16,106   $ 7,010  $9,667  $ 8,278   $16,119   $16,850  $17,835  $156,332  $89,005  $135,741
        1,507     1,468     1,369       646     885      996     1,164     1,341    1,456    10,681    8,477     9,684
      $  9.05   $  7.20   $ 11.76   $ 10.85  $10.95  $  8.32   $ 13.86   $ 12.56  $ 12.25  $  14.64  $ 10.44  $  14.01
        25.7%    (38.7%)     8.4%      8.5%   31.7%   (40.0%)    10.3%      2.5%     6.4%     40.2%   (25.5%)     0.4%
         2.1%      0.5%      1.3%      1.4%    0.3%     0.2%        --      0.2%       --      8.3%     8.7%      6.6%


      $21,318   $15,831   $19,362   $11,086  $7,828  $ 6,426   $11,935   $11,896  $11,771  $164,586  $93,233  $138,150
        2,296     2,147     1,606       999     717      776       865       953      968    11,021    8,764     9,688
      $  9.28   $  7.38   $ 12.02   $ 11.07  $10.94  $  8.29   $ 13.79   $ 12.48  $ 12.16  $  14.93  $ 10.63  $  14.25
        25.9%    (38.6%)     8.6%     10.7%   31.9%   (39.9%)    10.5%      2.7%     6.6%     40.4%   (25.4%)     0.6%
         2.2%      0.5%      1.2%      1.4%    0.3%     0.3%        --      0.2%       --      8.3%     9.0%      6.8%


      $   720   $   571   $   999   $   686  $  436  $   209   $   517   $   553  $   554  $ 13,159  $ 6,129  $ 11,504
           81        80        86        64      41       26        39        46       47       885      594       827
      $  8.92   $  7.12   $ 11.64   $ 10.77  $10.51  $  8.00   $ 13.37   $ 12.14  $ 11.88  $  14.44  $ 10.33  $  13.90
        25.4%    (38.9%)     8.1%      7.7%   31.4%   (40.1%)    10.1%      2.2%     6.1%     39.9%   (25.7%)     0.2%
         2.1%      0.5%      1.1%      1.2%    0.3%     0.2%        --      0.2%       --      8.7%     8.0%      6.1%


      $12,741   $10,236   $14,582   $ 5,801  $6,450  $ 5,488   $10,236   $11,233  $11,667  $121,259  $65,777  $ 91,960
        1,425     1,435     1,252       511     602      673       752       909      967     8,304    6,324     6,578
      $  8.94   $  7.12   $ 11.64   $ 10.76  $10.72  $  8.15   $ 13.61   $ 12.35  $ 12.06  $  14.56  $ 10.40  $  13.98
        25.5%    (38.8%)     8.2%      7.6%   31.5%   (40.1%)    10.2%      2.4%     6.2%     40.0%   (25.6%)     0.3%
         2.2%      0.5%      1.3%      1.6%    0.3%     0.2%        --      0.2%       --      8.2%     9.0%      6.7%


      $    58   $    --   $    --   $    --  $   10  $    --   $    --   $    --  $    --  $  2,682  $    --  $     --
            5        --        --        --       1       --        --        --       --       242       --        --
      $ 10.75   $    --   $    --   $    --  $11.27  $    --   $    --   $    --  $    --  $  11.09  $    --  $     --
         7.5%        --        --        --   12.7%       --        --        --       --     10.9%       --        --
         5.8%        --        --        --    0.7%       --        --        --       --     14.1%       --        --


      $   543   $    --   $    --   $    --  $   17  $    --   $    --   $    --  $    --  $  4,854  $    --  $     --
           48        --        --        --       2       --        --        --       --       439       --        --
      $ 11.27   $    --   $    --   $    --  $11.03  $    --   $    --   $    --  $    --  $  10.95  $    --  $     --
        12.7%        --        --        --   10.3%       --        --        --       --      9.5%       --        --
         3.9%        --        --        --    0.2%       --        --        --       --     14.9%       --        --


      $   418   $    --   $    --   $    --  $   35  $    --   $    --   $    --  $    --  $  4,260  $    --  $     --
           37        --        --        --       3       --        --        --       --       387       --        --
      $ 10.98   $    --   $    --   $    --  $11.16  $    --   $    --   $    --  $    --  $  10.92  $    --  $     --
         9.8%        --        --        --   11.6%       --        --        --       --      9.2%       --        --
         3.1%        --        --        --    0.1%       --        --        --       --     14.4%       --        --

          MAINSTAY VP
          HIGH YIELD
       CORPORATE BOND--
         SERVICE CLASS
      ------------------
        2006      2005
      ------------------


      $ 65,778  $ 50,262
         4,654     3,920
      $  14.12  $  12.81
         10.2%      1.2%
          2.0%      6.8%


      $  6,351  $  2,500
           552       242
      $  11.32  $  10.29
         10.0%      1.1%
          2.8%     12.6%


      $134,191  $117,498
         9,605     9,264
      $  13.95  $  12.69
         10.0%      1.0%
          1.9%      6.4%


      $123,311  $103,496
         8,698     8,052
      $  14.17  $  12.86
         10.1%      1.2%
          1.9%      6.4%


      $ 12,883  $ 11,657
           929       922
      $  13.87  $  12.64
          9.7%      0.8%
          1.8%      6.5%


      $ 81,548  $ 64,705
         5,835     5,086
      $  13.94  $  12.69
          9.8%      0.9%
          2.0%      7.2%


      $     --  $     --
            --        --
      $     --  $     --
            --        --
            --        --


      $     --  $     --
            --        --
      $     --  $     --
            --        --
            --        --


      $     --  $     --
            --        --
      $     --  $     --
            --        --
            --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                     MAINSTAY VP
                                                ICAP SELECT EQUITY--
                                                    SERVICE CLASS
                                     ------------------------------------------
                                       2009     2008     2007     2006    2005
                                     ------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................  $54,061  $25,171  $18,509  $ 6,252  $4,281
Units Outstanding..................    4,366    2,583    1,166      413     332
Variable Accumulation Unit Value...  $ 12.40  $  9.74  $ 15.87  $ 15.10  $12.87
Total Return.......................    27.3%   (38.6%)    5.1%    17.3%    3.8%
Investment Income Ratio............     1.6%     0.5%     0.6%     0.1%    0.9%
SERIES II POLICIES (b)
Net Assets.........................  $ 7,479  $ 4,212  $ 4,483  $   327  $   37
Units Outstanding..................      742      531      340       27       3
Variable Accumulation Unit Value...  $ 10.08  $  7.93  $ 12.94  $ 12.33  $10.53
Total Return.......................    27.1%   (38.7%)    5.0%    17.2%    5.3%
Investment Income Ratio............     1.7%     0.5%     0.7%     0.3%    3.1%
SERIES III POLICIES (c)
Net Assets.........................  $61,666  $31,399  $25,973  $ 9,830  $7,357
Units Outstanding..................    5,044    3,263    1,652      656     576
Variable Accumulation Unit Value...  $ 12.22  $  9.62  $ 15.70  $ 14.97  $12.78
Total Return.......................    27.0%   (38.7%)    4.9%    17.1%    3.5%
Investment Income Ratio............     1.6%     0.5%     0.6%     0.1%    0.8%
SERIES IV POLICIES (d)
Net Assets.........................  $79,618  $39,427  $30,523  $11,038  $7,259
Units Outstanding..................    6,456    4,065    1,926      732     563
Variable Accumulation Unit Value...  $ 12.33  $  9.69  $ 15.80  $ 15.04  $12.82
Total Return.......................    27.2%   (38.6%)    5.1%    17.3%    3.7%
Investment Income Ratio............     1.6%     0.5%     0.6%     0.2%    0.8%
SERIES V POLICIES (e)
Net Assets.........................  $ 3,584  $ 1,815  $ 2,136  $   962  $  686
Units Outstanding..................      300      193      138       65      54
Variable Accumulation Unit Value...  $ 11.95  $  9.43  $ 15.43  $ 14.75  $12.62
Total Return.......................    26.7%   (38.9%)    4.6%    16.8%    3.3%
Investment Income Ratio............     1.6%     0.4%     0.5%     0.1%    0.8%
SERIES VI POLICIES (f)
Net Assets.........................  $52,821  $28,496  $23,613  $ 7,661  $4,536
Units Outstanding..................    4,364    2,988    1,513      514     353
Variable Accumulation Unit Value...  $ 12.10  $  9.54  $ 15.60  $ 14.89  $12.73
Total Return.......................    26.8%   (38.8%)    4.7%    16.9%    3.4%
Investment Income Ratio............     1.6%     0.5%     0.6%     0.2%    0.8%
SERIES VII POLICIES (g)
Net Assets.........................  $   255  $    --  $    --  $    --  $   --
Units Outstanding..................       23       --       --       --      --
Variable Accumulation Unit Value...  $ 11.08  $    --  $    --  $    --  $   --
Total Return.......................    10.8%       --       --       --      --
Investment Income Ratio............     1.7%       --       --       --      --
SERIES VIII POLICIES (h)
Net Assets.........................  $   994  $    --  $    --  $    --  $   --
Units Outstanding..................       92       --       --       --      --
Variable Accumulation Unit Value...  $ 10.80  $    --  $    --  $    --  $   --
Total Return.......................     8.0%       --       --       --      --
Investment Income Ratio............     2.8%       --       --       --      --
SERIES IX POLICIES (i)
Net Assets.........................  $   750  $    --  $    --  $    --  $   --
Units Outstanding..................       65       --       --       --      --
Variable Accumulation Unit Value...  $ 10.76  $    --  $    --  $    --  $   --
Total Return.......................     7.6%       --       --       --      --
Investment Income Ratio............     1.7%       --       --       --      --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                        MAINSTAY VP                                    MAINSTAY VP
                      INCOME BUILDER--                            INTERNATIONAL EQUITY--
                       SERVICE CLASS                                  SERVICE CLASS
      -----------------------------------------------  -------------------------------------------
        2009      2008      2007      2006      2005     2009     2008     2007     2006     2005
      --------------------------------------------------------------------------------------------


       $ 8,694   $ 7,044   $10,000   $ 9,122  $ 7,820  $31,245  $26,138  $34,716  $24,928  $12,520
           743       731       746       720      665    1,896    1,863    1,806    1,339      869
       $ 11.70   $  9.63   $ 13.39   $ 12.66  $ 11.76  $ 16.47  $ 14.03  $ 19.19  $ 18.59  $ 14.39
         21.5%    (28.1%)     5.8%      7.7%     4.7%    17.4%   (26.9%)    3.2%    29.2%     6.3%
          3.4%      3.1%      2.1%      0.5%     1.5%     7.1%     1.3%     0.6%     0.2%     2.0%


       $ 1,031   $   798   $   409   $   161  $    14  $ 4,381  $ 3,894  $ 5,359  $ 2,397  $   626
            99        93        34        14        1      357      371      372      172       56
       $ 10.45   $  8.62   $ 12.00   $ 11.37  $ 10.57  $ 12.30  $ 10.49  $ 14.38  $ 13.95  $ 10.82
         21.3%    (28.2%)     5.6%      7.6%     4.5%    17.2%   (27.0%)    3.1%    29.0%     6.1%
          3.6%      4.5%      2.8%      0.6%     2.2%     7.0%     1.2%     0.7%     0.3%     4.1%


       $10,696   $ 9,905   $16,167   $17,200  $16,290  $34,201  $31,362  $50,876  $44,302  $26,887
           927     1,037     1,219     1,372    1,394    2,138    2,295    2,712    2,432    1,907
       $ 11.54   $  9.51   $ 13.26   $ 12.57  $ 11.69  $ 16.01  $ 13.67  $ 18.73  $ 18.18  $ 14.11
         21.3%    (28.3%)     5.5%      7.5%     4.5%    17.2%   (27.0%)    3.0%    28.9%     6.0%
          3.3%      3.0%      2.0%      0.4%     1.4%     7.0%     1.2%     0.6%     0.2%     1.8%


       $ 7,965   $ 7,047   $11,398   $11,226  $10,004  $48,477  $42,792  $62,627  $50,013  $26,069
           675       725       843       878      842    2,980    3,093    3,303    2,724    1,829
       $ 11.80   $  9.71   $ 13.52   $ 12.79  $ 11.88  $ 16.23  $ 13.83  $ 18.93  $ 18.35  $ 14.21
         21.4%    (28.2%)     5.7%      7.6%     4.7%    17.3%   (26.9%)    3.2%    29.1%     6.2%
          3.4%      2.9%      2.1%      0.5%     1.4%     7.0%     1.2%     0.6%     0.2%     2.0%


       $   373   $   303   $   686   $   684  $   636  $ 3,162  $ 2,881  $ 4,100  $ 2,996  $ 1,609
            33        33        53        56       55      205      219      226      170      117
       $ 11.22   $  9.27   $ 12.96   $ 12.31  $ 11.48  $ 15.41  $ 13.18  $ 18.11  $ 17.63  $ 13.71
         20.9%    (28.4%)     5.3%      7.2%     4.3%    16.9%   (27.2%)    2.8%    28.6%     5.8%
          3.5%      2.8%      2.1%      0.4%     1.5%     6.8%     1.2%     0.6%     0.2%     2.2%


       $ 6,826   $ 5,728   $ 8,801   $ 8,848  $ 8,131  $31,140  $29,181  $43,867  $37,864  $17,356
           607       616       678       715      706    1,992    2,184    2,390    2,118    1,251
       $ 11.27   $  9.31   $ 12.99   $ 12.33  $ 11.49  $ 15.63  $ 13.36  $ 18.34  $ 17.83  $ 13.85
         21.1%    (28.4%)     5.4%      7.3%     4.4%    17.0%   (27.1%)    2.9%    28.7%     5.9%
          3.4%      3.0%      2.0%      0.5%     1.5%     6.9%     1.2%     0.5%     0.2%     2.1%


       $    36   $    --   $    --   $    --  $    --  $   123  $    --  $    --  $    --  $    --
             3        --        --        --       --       10       --       --       --       --
       $ 10.56   $    --   $    --   $    --  $    --  $ 10.92  $    --  $    --  $    --  $    --
          5.6%        --        --        --       --     9.2%       --       --       --       --
          9.7%        --        --        --       --     6.8%       --       --       --       --


       $   171   $    --   $    --   $    --  $    --  $   669  $    --  $    --  $    --  $    --
            16        --        --        --       --       60       --       --       --       --
       $ 10.49   $    --   $    --   $    --  $    --  $ 11.02  $    --  $    --  $    --  $    --
          4.9%        --        --        --       --    10.2%       --       --       --       --
            --        --        --        --       --     8.8%       --       --       --       --


       $    62   $    --   $    --   $    --  $    --  $   563  $    --  $    --  $    --  $    --
             6        --        --        --       --       51       --       --       --       --
       $ 10.88   $    --   $    --   $    --  $    --  $ 11.00  $    --  $    --  $    --  $    --
          8.8%        --        --        --       --    10.0%       --       --       --       --
          1.9%        --        --        --       --    13.9%       --       --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                        MAINSTAY VP
                                                    LARGE CAP GROWTH--
                                                       SERVICE CLASS
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $11,373   $ 6,525   $ 8,089   $4,851    $3,045
Units Outstanding..................       994       785       586      419       278
Variable Accumulation Unit Value...   $ 11.44   $  8.31   $ 13.79   $11.56    $10.96
Total Return.......................     37.7%    (39.8%)    19.4%     5.5%      2.7%
Investment Income Ratio............        --        --        --       --        --

SERIES II POLICIES (b)
Net Assets.........................   $ 1,880   $ 1,422   $ 1,146   $  295    $   72
Units Outstanding..................       160       167        77       25         6
Variable Accumulation Unit Value...   $ 11.75   $  8.54   $ 14.21   $11.92    $11.32
Total Return.......................     37.5%    (39.9%)    19.2%     5.3%     13.2%
Investment Income Ratio............        --        --        --       --        --

SERIES III POLICIES (c)
Net Assets.........................   $14,140   $ 9,350   $12,888   $8,805    $6,797
Units Outstanding..................     1,254     1,138       943      768       624
Variable Accumulation Unit Value...   $ 11.28   $  8.20   $ 13.65   $11.46    $10.89
Total Return.......................     37.5%    (39.9%)    19.1%     5.3%      2.5%
Investment Income Ratio............        --        --        --       --        --

SERIES IV POLICIES (d)
Net Assets.........................   $21,834   $15,284   $15,201   $9,704    $5,526
Units Outstanding..................     1,907     1,839     1,099      842       505
Variable Accumulation Unit Value...   $ 11.39   $  8.27   $ 13.75   $11.52    $10.93
Total Return.......................     37.7%    (39.8%)    19.3%     5.4%      2.6%
Investment Income Ratio............        --        --        --       --        --

SERIES V POLICIES (e)
Net Assets.........................   $ 1,523   $   831   $   999   $  613    $  453
Units Outstanding..................       141       106        76       55        43
Variable Accumulation Unit Value...   $ 10.79   $  7.87   $ 13.13   $11.05    $10.53
Total Return.......................     37.1%    (40.1%)    18.8%     5.0%      2.2%
Investment Income Ratio............        --        --        --       --        --

SERIES VI POLICIES (f)
Net Assets.........................   $14,154   $ 8,755   $11,767   $6,145    $3,647
Units Outstanding..................     1,266     1,076       865      538       337
Variable Accumulation Unit Value...   $ 11.16   $  8.13   $ 13.55   $11.39    $10.84
Total Return.......................     37.3%    (40.0%)    18.9%     5.1%      2.3%
Investment Income Ratio............        --        --        --       --        --

SERIES VII POLICIES (g)
Net Assets.........................   $   207   $    --   $    --   $   --    $   --
Units Outstanding..................        18        --        --       --        --
Variable Accumulation Unit Value...   $ 11.62   $    --   $    --   $   --    $   --
Total Return.......................     16.2%        --        --       --        --
Investment Income Ratio............        --        --        --       --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $   758   $    --   $    --   $   --    $   --
Units Outstanding..................        65        --        --       --        --
Variable Accumulation Unit Value...   $ 11.43   $    --   $    --   $   --    $   --
Total Return.......................     14.3%        --        --       --        --
Investment Income Ratio............        --        --        --       --        --

SERIES IX POLICIES (i)
Net Assets.........................   $   552   $    --   $    --   $   --    $   --
Units Outstanding..................        48        --        --       --        --
Variable Accumulation Unit Value...   $ 11.32   $    --   $    --   $   --    $   --
Total Return.......................     13.2%        --        --       --        --
Investment Income Ratio............        --        --        --       --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                         MAINSTAY VP                                     MAINSTAY VP
                       MID CAP CORE--                                 MID CAP GROWTH--
                        SERVICE CLASS                                   SERVICE CLASS
      ------------------------------------------------  --------------------------------------------
        2009      2008      2007      2006      2005      2009      2008     2007     2006     2005
      ----------------------------------------------------------------------------------------------


       $38,255   $12,903   $22,217   $18,032   $11,966     $--    $15,930  $30,018  $23,982  $18,597
         2,647     1,202     1,176       986       740      --      1,425    1,460    1,334    1,104
       $ 14.45   $ 10.73   $ 18.88   $ 18.28   $ 16.17     $--    $ 11.17  $ 20.52  $ 18.02  $ 16.77
         34.7%    (43.2%)     3.3%     13.1%     14.0%      --     (45.6%)   13.9%     7.4%    15.2%
          0.2%        --      0.2%        --      0.5%      --         --       --       --       --


       $ 3,310   $ 1,514   $ 2,509   $   973   $   349     $--    $ 1,284  $ 1,922  $   947  $   598
           323       198       186        74        28      --        164      133       75       51
       $ 10.30   $  7.66   $ 13.51   $ 13.09   $ 11.60     $--    $  7.81  $ 14.37  $ 12.64  $ 11.78
         34.5%    (43.3%)     3.2%     12.9%     13.8%      --     (45.6%)   13.7%     7.3%    15.0%
          0.2%        --      0.3%        --      1.1%      --         --       --       --       --


       $40,225   $14,289   $29,030   $27,464   $21,987     $--    $17,969  $39,208  $35,786  $33,555
         2,837     1,351     1,557     1,522     1,375      --      1,659    1,970    2,040    2,054
       $ 14.18   $ 10.55   $ 18.60   $ 18.04   $ 15.99     $--    $ 10.83  $ 19.93  $ 17.54  $ 16.35
         34.4%    (43.3%)     3.1%     12.8%     13.7%      --     (45.7%)   13.7%     7.2%    15.0%
          0.2%        --      0.2%        --      0.4%      --         --       --       --       --


       $47,815   $17,460   $33,257   $27,704   $19,680     $--    $20,479  $42,594  $37,892  $30,962
         3,339     1,641     1,774     1,527     1,220      --      1,878    2,123    2,150    1,884
       $ 14.32   $ 10.64   $ 18.73   $ 18.14   $ 16.05     $--    $ 10.92  $ 20.07  $ 17.63  $ 16.42
         34.6%    (43.2%)     3.3%     13.0%     13.9%      --     (45.6%)   13.8%     7.4%    15.1%
          0.2%        --      0.2%        --      0.5%      --         --       --       --       --


       $ 2,226   $   898   $ 2,168   $ 2,092   $ 1,543     $--    $   712  $ 1,637  $ 1,581  $ 1,475
           159        86       117       116        96      --         68       84       92       92
       $ 14.04   $ 10.47   $ 18.51   $ 18.00   $ 15.99     $--    $ 10.50  $ 19.38  $ 17.10  $ 15.98
         34.1%    (43.4%)     2.8%     12.6%     13.5%      --     (45.8%)   13.4%     7.0%    14.7%
          0.2%        --      0.2%        --      0.5%      --         --       --       --       --


       $33,454   $13,044   $26,914   $24,573   $18,737     $--    $15,365  $34,534  $27,243  $24,736
         2,398     1,254     1,465     1,376     1,183      --      1,405    1,710    1,531    1,485
       $ 13.96   $ 10.40   $ 18.37   $ 17.84   $ 15.83     $--    $ 10.96  $ 20.20  $ 17.80  $ 16.62
         34.2%    (43.4%)     2.9%     12.7%     13.6%      --     (45.8%)   13.5%     7.1%    14.8%
          0.2%        --      0.2%        --      0.5%      --         --       --       --       --


       $    36   $    --   $    --   $    --   $    --     $--    $    --  $    --  $    --  $    --
             3        --        --        --        --      --         --       --       --       --
       $ 11.27   $    --   $    --   $    --   $    --     $--    $    --  $    --  $    --  $    --
         12.7%        --        --        --        --      --         --       --       --       --
          0.2%        --        --        --        --      --         --       --       --       --


       $   383   $    --   $    --   $    --   $    --     $--    $    --  $    --  $    --  $    --
            34        --        --        --        --      --         --       --       --       --
       $ 11.28   $    --   $    --   $    --   $    --     $--    $    --  $    --  $    --  $    --
         12.8%        --        --        --        --      --         --       --       --       --
          0.3%        --        --        --        --      --         --       --       --       --


       $   191   $    --   $    --   $    --   $    --     $--    $    --  $    --  $    --  $    --
            16        --        --        --        --      --         --       --       --       --
       $ 11.49   $    --   $    --   $    --   $    --     $--    $    --  $    --  $    --  $    --
         14.9%        --        --        --        --      --         --       --       --       --
          0.3%        --        --        --        --      --         --       --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                      MAINSTAY VP                                MAINSTAY VP
                                                    MID CAP VALUE--                         MODERATE ALLOCATION--
                                                     SERVICE CLASS                              SERVICE CLASS
                                     --------------------------------------------  --------------------------------------
                                       2009      2008     2007     2006     2005     2009      2008      2007      2006
                                     ------------------------------------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................     $--    $17,173  $27,197  $24,729  $18,099   $73,039   $51,736   $54,540   $30,214
Units Outstanding..................      --      1,701    1,788    1,582    1,298     7,000     6,063     4,704     2,780
Variable Accumulation Unit Value...     $--    $ 10.10  $ 15.20  $ 15.64  $ 13.94   $ 10.42   $  8.53   $ 11.59   $ 10.83
Total Return.......................      --     (33.6%)   (2.8%)   12.2%     4.0%     22.3%    (26.4%)     7.0%      8.3%
Investment Income Ratio............      --       1.4%     0.9%       --     0.7%      2.8%      0.2%      2.5%      1.8%

SERIES II POLICIES (b)
Net Assets.........................     $--    $ 1,746  $ 2,489  $ 1,288  $   522   $13,104   $ 9,021   $ 8,563   $ 2,332
Units Outstanding..................      --        226      213      108       49     1,281     1,076       748       215
Variable Accumulation Unit Value...     $--    $  7.71  $ 11.62  $ 11.97  $ 10.69   $ 10.23   $  8.38   $ 11.41   $ 10.68
Total Return.......................      --     (33.7%)   (2.9%)   12.0%     3.8%     22.1%    (26.5%)     6.8%      6.8%
Investment Income Ratio............      --       1.4%     1.0%       --     1.1%      2.9%      0.2%      3.6%      1.7%

SERIES III POLICIES (c)
Net Assets.........................     $--    $22,799  $42,801  $47,112  $41,554   $60,368   $36,709   $40,680   $21,672
Units Outstanding..................      --      2,257    2,809    2,992    2,962     5,902     4,382     3,557     2,025
Variable Accumulation Unit Value...     $--    $ 10.11  $ 15.24  $ 15.71  $ 14.03   $ 10.23   $  8.38   $ 11.41   $ 10.69
Total Return.......................      --     (33.7%)   (3.0%)   12.0%     3.8%     22.0%    (26.6%)     6.7%      6.9%
Investment Income Ratio............      --       1.3%     0.8%       --     0.7%      2.9%      0.2%      2.7%      1.9%

SERIES IV POLICIES (d)
Net Assets.........................     $--    $28,558  $49,929  $48,022  $38,107   $66,986   $45,529   $44,835   $21,125
Units Outstanding..................      --      2,839    3,289    3,074    2,741     6,477     5,375     3,890     1,962
Variable Accumulation Unit Value...     $--    $ 10.07  $ 15.17  $ 15.61  $ 13.92   $ 10.34   $  8.46   $ 11.50   $ 10.76
Total Return.......................      --     (33.6%)   (2.8%)   12.1%     3.9%     22.2%    (26.5%)     6.9%      7.6%
Investment Income Ratio............      --       1.3%     0.8%       --     0.7%      2.8%      0.3%      2.7%      2.0%

SERIES V POLICIES (e)
Net Assets.........................     $--    $   999  $ 2,020  $ 2,264  $ 1,915   $ 3,611   $ 3,017   $ 4,096   $ 1,827
Units Outstanding..................      --        102      136      148      140       355       362       359       171
Variable Accumulation Unit Value...     $--    $  9.80  $ 14.83  $ 15.31  $ 13.71   $ 10.16   $  8.35   $ 11.40   $ 10.70
Total Return.......................      --     (33.9%)   (3.2%)   11.7%     3.5%     21.7%    (26.8%)     6.5%      7.0%
Investment Income Ratio............      --       1.2%     0.8%       --     0.8%      2.6%      0.2%      2.8%      2.0%

SERIES VI POLICIES (f)
Net Assets.........................     $--    $16,808  $29,486  $30,700  $26,504   $39,844   $31,523   $31,222   $16,309
Units Outstanding..................      --      1,703    1,974    1,988    1,915     3,916     3,775     2,742     1,526
Variable Accumulation Unit Value...     $--    $  9.91  $ 14.96  $ 15.44  $ 13.81   $ 10.17   $  8.35   $ 11.38   $ 10.68
Total Return.......................      --     (33.8%)   (3.1%)   11.8%     3.6%     21.8%    (26.7%)     6.6%      6.8%
Investment Income Ratio............      --       1.3%     0.8%       --     0.7%      2.7%      0.3%      2.6%      1.5%

SERIES VII POLICIES (g)
Net Assets.........................     $--    $    --  $    --  $    --  $    --   $   608   $    --   $    --   $    --
Units Outstanding..................      --         --       --       --       --        56        --        --        --
Variable Accumulation Unit Value...     $--    $    --  $    --  $    --  $    --   $ 10.82   $    --   $    --   $    --
Total Return.......................      --         --       --       --       --      8.2%        --        --        --
Investment Income Ratio............      --         --       --       --       --      3.0%        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................     $--    $    --  $    --  $    --  $    --   $ 1,348   $    --   $    --   $    --
Units Outstanding..................      --         --       --       --       --       126        --        --        --
Variable Accumulation Unit Value...     $--    $    --  $    --  $    --  $    --   $ 10.73   $    --   $    --   $    --
Total Return.......................      --         --       --       --       --      7.3%        --        --        --
Investment Income Ratio............      --         --       --       --       --      3.9%        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................     $--    $    --  $    --  $    --  $    --   $ 1,015   $    --   $    --   $    --
Units Outstanding..................      --         --       --       --       --        94        --        --        --
Variable Accumulation Unit Value...     $--    $    --  $    --  $    --  $    --   $ 10.74   $    --   $    --   $    --
Total Return.......................      --         --       --       --       --      7.4%        --        --        --
Investment Income Ratio............      --         --       --       --       --      2.7%        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                    MAINSTAY VP                                  MAINSTAY VP                             MAINSTAY VP
           MODERATE GROWTH ALLOCATION--                        S&P 500 INDEX--                       SMALL CAP GROWTH--
                   SERVICE CLASS                                SERVICE CLASS                           SERVICE CLASS
      --------------------------------------  ------------------------------------------------  ----------------------------
        2009      2008      2007      2006      2009      2008      2007      2006      2005      2009      2008      2007
      ----------------------------------------------------------------------------------------------------------------------


       $76,703   $54,582   $66,815   $35,349   $38,321   $30,442   $49,749   $43,645   $32,438     $--     $ 8,555   $14,893
         7,701     6,919     5,620     3,194     3,362     3,315     3,356     3,049     2,570      --       1,078     1,108
       $  9.96   $  7.88   $ 11.87   $ 11.03   $ 11.40   $  9.18   $ 14.82   $ 14.32   $ 12.61     $--     $  7.93   $ 13.43
         26.3%    (33.6%)     7.6%     10.3%     24.2%    (38.0%)     3.5%     13.5%      3.0%      --      (40.9%)    (4.8%)
          2.8%      0.4%      2.0%      1.7%      2.6%      2.0%      1.5%      0.4%      1.2%      --          --        --


       $ 4,467   $ 5,217   $ 7,034   $ 3,820   $ 2,513   $ 2,033   $ 3,402   $ 1,502   $   621     $--     $   369   $   612
           455       677       593       353       265       266       275       126        61      --          60        58
       $  9.72   $  7.71   $ 11.63   $ 10.82   $  9.48   $  7.65   $ 12.36   $ 11.96   $ 10.55     $--     $  6.17   $ 10.45
         26.1%    (33.7%)     7.5%      8.2%     24.0%    (38.1%)     3.3%     13.4%      2.9%      --      (41.0%)    (4.9%)
          2.3%      0.4%      2.0%      4.3%      2.5%      1.9%      1.7%      0.5%      2.8%      --          --        --


       $36,778   $31,732   $43,548   $24,900   $41,820   $36,223   $65,496   $70,399   $63,957     $--     $ 8,928   $17,582
         3,776     4,096     3,735     2,290     3,731     4,006     4,480     4,970     5,119      --       1,130     1,312
       $  9.74   $  7.73   $ 11.66   $ 10.85   $ 11.21   $  9.04   $ 14.62   $ 14.16   $ 12.49     $--     $  7.91   $ 13.41
         26.1%    (33.7%)     7.4%      8.5%     23.9%    (38.2%)     3.3%     13.3%      2.8%      --      (41.0%)    (5.0%)
          2.7%      0.4%      2.0%      1.7%      2.5%      2.0%      1.4%      0.4%      1.1%      --          --        --


       $53,176   $40,459   $42,215   $21,832   $46,511   $38,535   $67,132   $64,145   $51,108     $--     $10,658   $20,001
         5,380     5,167     3,572     1,981     4,094     4,209     4,544     4,488     4,057      --       1,374     1,522
       $  9.89   $  7.83   $ 11.80   $ 10.97   $ 11.36   $  9.15   $ 14.78   $ 14.29   $ 12.59     $--     $  7.76   $ 13.15
         26.3%    (33.6%)     7.6%      9.7%     24.1%    (38.1%)     3.5%     13.5%      3.0%      --      (40.9%)    (4.8%)
          2.7%      0.5%      2.1%      1.8%      2.6%      2.0%      1.4%      0.4%      1.2%      --          --        --


       $ 1,577   $ 1,796   $ 3,059   $ 1,782   $ 2,684   $ 2,322   $ 4,530   $ 4,013   $ 4,000     $--     $   315   $   639
           166       238       267       167       242       259       312       285       321      --          42        51
       $  9.51   $  7.56   $ 11.44   $ 10.67   $ 11.08   $  8.96   $ 14.53   $ 14.10   $ 12.48     $--     $  7.42   $ 12.62
         25.8%    (33.9%)     7.1%      6.7%     23.6%    (38.3%)     3.0%     13.0%      2.6%      --      (41.2%)    (5.2%)
          2.3%      0.4%      2.0%      1.7%      2.5%      2.0%      1.4%      0.4%      1.2%      --          --        --


       $31,722   $25,889   $36,880   $15,902   $29,214   $25,355   $42,623   $40,283   $31,482     $--     $ 6,336   $11,585
         3,272     3,360     3,163     1,411     2,622     2,819     2,922     2,848     2,514      --         816       877
       $  9.69   $  7.70   $ 11.63   $ 10.85   $ 11.14   $  9.00   $ 14.58   $ 14.14   $ 12.50     $--     $  7.78   $ 13.21
         25.9%    (33.8%)     7.2%      8.5%     23.8%    (38.3%)     3.1%     13.2%      2.7%      --      (41.1%)    (5.1%)
          2.7%      0.4%      2.1%      1.8%      2.5%      2.0%      1.4%      0.4%      1.3%      --          --        --


       $   115   $    --   $    --   $    --   $    68   $    --   $    --   $    --   $    --     $--     $    --   $    --
            11        --        --        --         6        --        --        --        --      --          --        --
       $ 10.68   $    --   $    --   $    --   $ 10.80   $    --   $    --   $    --   $    --     $--     $    --   $    --
          6.8%        --        --        --      8.0%        --        --        --        --      --          --        --
          5.3%        --        --        --      2.2%        --        --        --        --      --          --        --


       $ 1,746   $    --   $    --   $    --   $   201   $    --   $    --   $    --   $    --     $--     $    --   $    --
           154        --        --        --        18        --        --        --        --      --          --        --
       $ 10.82   $    --   $    --   $    --   $ 11.28   $    --   $    --   $    --   $    --     $--     $    --   $    --
          8.2%        --        --        --     12.8%        --        --        --        --      --          --        --
          5.3%        --        --        --      4.6%        --        --        --        --      --          --        --


       $   801   $    --   $    --   $    --   $   152   $    --   $    --   $    --   $    --     $--     $    --   $    --
            74        --        --        --        14        --        --        --        --      --          --        --
       $ 10.89   $    --   $    --   $    --   $ 11.17   $    --   $    --   $    --   $    --     $--     $    --   $    --
          8.9%        --        --        --     11.7%        --        --        --        --      --          --        --
          2.2%        --        --        --      5.0%        --        --        --        --      --          --        --

          MAINSTAY VP
      SMALL CAP GROWTH--
         SERVICE CLASS
      ------------------
        2006      2005
      ------------------


       $14,783   $12,419
         1,048       921
       $ 14.10   $ 13.48
          4.6%      2.4%
            --        --


       $   359   $   215
            33        20
       $ 10.99   $ 10.53
          4.4%      2.2%
            --        --


       $20,801   $20,401
         1,475     1,509
       $ 14.11   $ 13.52
          4.4%      2.2%
            --        --


       $21,824   $20,161
         1,579     1,524
       $ 13.81   $ 13.21
          4.5%      2.3%
            --        --


       $   835   $   986
            63        77
       $ 13.31   $ 12.78
          4.1%      1.9%
            --        --


       $12,311   $13,093
           884       980
       $ 13.92   $ 13.36
          4.2%      2.0%
            --        --


       $    --   $    --
            --        --
       $    --   $    --
            --        --
            --        --


       $    --   $    --
            --        --
       $    --   $    --
            --        --
            --        --


       $    --   $    --
            --        --
       $    --   $    --
            --        --
            --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                    MAINSTAY VP                                    MAINSTAY VP
                                                  U.S. SMALL CAP--                                   VALUE--
                                                   SERVICE CLASS                                  SERVICE CLASS
                                     -----------------------------------------  ------------------------------------------------
                                       2009     2008     2007    2006    2005     2009      2008      2007      2006      2005
                                     -------------------------------------------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $17,091  $ 4,347  $ 8,014  $4,675  $3,145     $--       $--     $19,777   $17,301   $11,722
Units Outstanding..................    1,198      423      404     316     235      --        --       1,274     1,121       888
Variable Accumulation Unit Value...  $ 14.25  $ 10.27  $ 19.79  $14.78  $13.34     $--       $--     $ 15.52   $ 15.44   $ 13.21
Total Return.......................    38.7%   (48.1%)   33.9%   10.8%   10.2%      --        --        0.5%     16.9%      4.5%
Investment Income Ratio............       --       --       --      --      --      --        --        1.5%      0.3%      1.2%

SERIES II POLICIES (b)
Net Assets.........................  $ 1,174  $   448  $ 1,216  $  151  $   45     $--       $--     $ 2,203   $   868   $   191
Units Outstanding..................      101       53       74      12       4      --        --         176        70        18
Variable Accumulation Unit Value...  $ 11.68  $  8.43  $ 16.27  $12.17  $11.00     $--       $--     $ 12.48   $ 12.44   $ 10.65
Total Return.......................    38.5%   (48.2%)   33.7%   10.6%   10.0%      --        --        0.4%     16.7%      4.3%
Investment Income Ratio............       --       --       --      --      --      --        --        1.9%      0.4%      2.8%

SERIES III POLICIES (c)
Net Assets.........................  $16,733  $ 4,563  $10,746  $7,058  $6,081     $--       $--     $29,554   $30,643   $24,079
Units Outstanding..................    1,205      457      555     487     465      --        --       1,929     2,003     1,841
Variable Accumulation Unit Value...  $ 13.89  $ 10.03  $ 19.36  $14.49  $13.11     $--       $--     $ 15.31   $ 15.27   $ 13.08
Total Return.......................    38.4%   (48.2%)   33.6%   10.6%   10.0%      --        --        0.3%     16.7%      4.3%
Investment Income Ratio............       --       --       --      --      --      --        --        1.4%      0.3%      1.1%

SERIES IV POLICIES (d)
Net Assets.........................  $20,846  $ 5,660  $10,779  $6,753  $5,606     $--       $--     $29,243   $27,446   $18,870
Units Outstanding..................    1,472      553      542     458     421      --        --       1,862     1,753     1,409
Variable Accumulation Unit Value...  $ 14.19  $ 10.24  $ 19.73  $14.74  $13.31     $--       $--     $ 15.72   $ 15.64   $ 13.39
Total Return.......................    38.7%   (48.1%)   33.8%   10.7%   10.1%      --        --        0.5%     16.9%      4.4%
Investment Income Ratio............       --       --       --      --      --      --        --        1.5%      0.3%      1.2%

SERIES V POLICIES (e)
Net Assets.........................  $   780  $   288  $   630  $  266  $  232     $--       $--     $ 1,234   $   989   $   729
Units Outstanding..................       62       29       33      19      18      --        --          81        65        56
Variable Accumulation Unit Value...  $ 13.61  $  9.85  $ 19.07  $14.31  $12.97     $--       $--     $ 15.16   $ 15.15   $ 13.02
Total Return.......................    38.1%   (48.3%)   33.3%   10.3%    9.7%      --        --        0.1%     16.4%      4.0%
Investment Income Ratio............       --       --       --      --      --      --        --        1.5%      0.3%      1.2%

SERIES VI POLICIES (f)
Net Assets.........................  $12,946  $ 4,142  $ 8,745  $4,415  $3,248     $--       $--     $22,210   $21,934   $14,138
Units Outstanding..................      918      406      441     298     242      --        --       1,453     1,438     1,074
Variable Accumulation Unit Value...  $ 14.12  $ 10.21  $ 19.74  $14.80  $13.40     $--       $--     $ 15.28   $ 15.25   $ 13.09
Total Return.......................    38.2%   (48.3%)   33.4%   10.4%    9.8%      --        --        0.2%     16.5%      4.1%
Investment Income Ratio............       --       --       --      --      --      --        --        1.4%      0.3%      1.3%

SERIES VII POLICIES (g)
Net Assets.........................  $    28  $    --  $    --  $   --  $   --     $--       $--     $    --   $    --   $    --
Units Outstanding..................        2       --       --      --      --      --        --          --        --        --
Variable Accumulation Unit Value...  $ 11.19  $    --  $    --  $   --  $   --     $--       $--     $    --   $    --   $    --
Total Return.......................    11.9%       --       --      --      --      --        --          --        --        --
Investment Income Ratio............       --       --       --      --      --      --        --          --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................  $   236  $    --  $    --  $   --  $   --     $--       $--     $    --   $    --   $    --
Units Outstanding..................       21       --       --      --      --      --        --          --        --        --
Variable Accumulation Unit Value...  $ 10.94  $    --  $    --  $   --  $   --     $--       $--     $    --   $    --   $    --
Total Return.......................     9.4%       --       --      --      --      --        --          --        --        --
Investment Income Ratio............       --       --       --      --      --      --        --          --        --        --

SERIES IX POLICIES (i)
Net Assets.........................  $   121  $    --  $    --  $   --  $   --     $--       $--     $    --   $    --   $    --
Units Outstanding..................       11       --       --      --      --      --        --          --        --        --
Variable Accumulation Unit Value...  $ 11.08  $    --  $    --  $   --  $   --     $--       $--     $    --   $    --   $    --
Total Return.......................    10.8%       --       --      --      --      --        --          --        --        --
Investment Income Ratio............       --       --       --      --      --      --        --          --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------



                                                                       COLUMBIA SMALL CAP
                       ALGER AMERICAN                                      VALUE FUND,
                      SMALLCAP GROWTH--                                 VARIABLE SERIES--
                       CLASS S SHARES                                        CLASS B
      ------------------------------------------------  ------------------------------------------------
        2009      2008      2007      2006      2005      2009      2008      2007      2006      2005
      --------------------------------------------------------------------------------------------------


       $ 8,566   $ 6,337   $12,944   $10,697   $ 5,850   $11,528   $10,005   $15,905   $16,552   $7,798
           522       553       592       564       364     1,060     1,131     1,274     1,275      704
       $ 16.42   $ 11.47   $ 21.83   $ 18.93   $ 16.04   $ 10.89   $  8.84   $ 12.48   $ 12.99   $11.03
         43.1%    (47.4%)    15.3%     18.1%     15.0%     23.3%    (29.2%)    (3.9%)    17.7%     4.0%
            --        --        --        --        --      0.9%      0.5%      0.3%      0.4%       --


       $   395   $   353   $   848   $   404   $   130   $ 1,235   $ 1,102   $ 1,942   $ 1,030   $  274
            32        41        52        29        11       118       130       162        82       24
       $ 12.16   $  8.51   $ 16.22   $ 14.09   $ 11.95   $ 10.46   $  8.50   $ 12.01   $ 12.52   $10.66
         42.9%    (47.5%)    15.1%     17.9%     14.8%     23.1%    (29.3%)    (4.1%)    17.5%     3.9%
            --        --        --        --        --      0.9%      0.5%      0.3%      0.4%       --


       $ 8,904   $ 7,162   $16,110   $14,725   $ 9,680   $ 7,504   $ 6,345   $ 9,781   $11,725   $4,868
           550       631       745       783       609       698       724       792       910      445
       $ 16.20   $ 11.34   $ 21.63   $ 18.80   $ 15.95   $ 10.75   $  8.74   $ 12.35   $ 12.89   $10.97
         42.8%    (47.6%)    15.1%     17.8%     14.7%     23.0%    (29.3%)    (4.1%)    17.5%     3.8%
            --        --        --        --        --      0.9%      0.5%      0.3%      0.4%       --


       $11,714   $ 9,315   $21,172   $18,893   $10,949   $10,523   $ 8,719   $13,314   $11,379   $5,433
           721       818       977     1,003       685       978       994     1,073       880      495
       $ 16.29   $ 11.39   $ 21.69   $ 18.82   $ 15.95   $ 10.80   $  8.77   $ 12.38   $ 12.90   $10.96
         43.0%    (47.5%)    15.3%     18.0%     14.9%     23.2%    (29.2%)    (4.0%)    17.6%     4.0%
            --        --        --        --        --      0.9%      0.5%      0.3%      0.4%       --


       $   269   $   201   $   538   $   630   $   457   $   718   $   486   $   782   $   727   $  250
            17        18        26        34        29        68        56        64        57       23
       $ 15.71   $ 11.03   $ 21.09   $ 18.37   $ 15.63   $ 10.57   $  8.61   $ 12.21   $ 12.77   $10.90
         42.4%    (47.7%)    14.8%     17.5%     14.5%     22.7%    (29.5%)    (4.4%)    17.2%     9.0%
            --        --        --        --        --      0.9%      0.4%      0.3%      0.4%       --


       $ 6,831   $ 5,443   $12,425   $10,975   $ 5,548   $ 5,919   $ 5,280   $ 8,043   $ 9,500   $3,044
           426       483       578       587       348       556       610       656       741      273
       $ 16.05   $ 11.26   $ 21.50   $ 18.71   $ 15.90   $ 10.64   $  8.66   $ 12.27   $ 12.81   $10.92
         42.6%    (47.6%)    14.9%     17.6%     14.6%     22.8%    (29.4%)    (4.3%)    17.3%     3.6%
            --        --        --        --        --      0.9%      0.5%      0.3%      0.4%       --


       $    --   $    --   $    --   $    --   $    --   $    25   $    --   $    --   $    --   $   --
            --        --        --        --        --         2        --        --        --       --
       $    --   $    --   $    --   $    --   $    --   $ 10.56   $    --   $    --   $    --   $   --
            --        --        --        --        --      5.6%        --        --        --       --
            --        --        --        --        --        --        --        --        --       --


       $    --   $    --   $    --   $    --   $    --   $    90   $    --   $    --   $    --   $   --
            --        --        --        --        --         8        --        --        --       --
       $    --   $    --   $    --   $    --   $    --   $ 11.24   $    --   $    --   $    --   $   --
            --        --        --        --        --     12.4%        --        --        --       --
            --        --        --        --        --        --        --        --        --       --


       $    --   $    --   $    --   $    --   $    --   $    34   $    --   $    --   $    --   $   --
            --        --        --        --        --         3        --        --        --       --
       $    --   $    --   $    --   $    --   $    --   $ 10.59   $    --   $    --   $    --   $   --
            --        --        --        --        --      5.9%        --        --        --       --
            --        --        --        --        --        --        --        --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                        DREYFUS IP
                                                   TECHNOLOGY GROWTH--
                                                      SERVICE SHARES
                                     -----------------------------------------------
                                       2009      2008     2007      2006      2005
                                     -----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $ 8,172  $ 4,282   $7,241    $5,802    $4,703
Units Outstanding..................       661      538      525       476       396
Variable Accumulation Unit Value...   $ 12.33  $  7.96   $13.74    $12.18    $11.87
Total Return.......................     54.9%   (42.1%)   12.8%      2.6%      2.0%
Investment Income Ratio............      0.2%       --       --        --        --

SERIES II POLICIES (b)
Net Assets.........................   $   843  $   557   $  640    $  100    $   61
Units Outstanding..................        74       76       50         9         6
Variable Accumulation Unit Value...   $ 11.36  $  7.35   $12.70    $11.27    $11.00
Total Return.......................     54.7%   (42.1%)   12.7%      2.4%     10.0%
Investment Income Ratio............      0.2%       --       --        --        --

SERIES III POLICIES (c)
Net Assets.........................   $ 7,357  $ 3,833   $7,548    $6,936    $6,985
Units Outstanding..................       609      490      558       578       596
Variable Accumulation Unit Value...   $ 12.09  $  7.82   $13.52    $12.01    $11.73
Total Return.......................     54.6%   (42.2%)   12.6%      2.4%      1.8%
Investment Income Ratio............      0.2%       --       --        --        --

SERIES IV POLICIES (d)
Net Assets.........................   $11,941  $ 6,111   $9,539    $8,384    $7,047
Units Outstanding..................       979      775      700       694       597
Variable Accumulation Unit Value...   $ 12.21  $  7.88   $13.61    $12.07    $11.77
Total Return.......................     54.8%   (42.1%)   12.8%      2.5%      2.0%
Investment Income Ratio............      0.2%       --       --        --        --

SERIES V POLICIES (e)
Net Assets.........................   $   528  $   279   $  264    $  280    $  263
Units Outstanding..................        45       36       20        24        23
Variable Accumulation Unit Value...   $ 11.87  $  7.70   $13.35    $11.88    $11.64
Total Return.......................     54.2%   (42.3%)   12.3%      2.1%      1.6%
Investment Income Ratio............      0.2%       --       --        --        --

SERIES VI POLICIES (f)
Net Assets.........................   $ 5,857  $ 2,392   $4,328    $3,503    $3,105
Units Outstanding..................       490      309      323       294       264
Variable Accumulation Unit Value...   $ 11.96  $  7.75   $13.42    $11.93    $11.67
Total Return.......................     54.3%   (42.3%)   12.5%      2.2%      1.7%
Investment Income Ratio............      0.1%       --       --        --        --

SERIES VII POLICIES (g)
Net Assets.........................   $    86  $    --   $   --    $   --    $   --
Units Outstanding..................         8       --       --        --        --
Variable Accumulation Unit Value...   $ 10.89  $    --   $   --    $   --    $   --
Total Return.......................      8.9%       --       --        --        --
Investment Income Ratio............        --       --       --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $   392  $    --   $   --    $   --    $   --
Units Outstanding..................        31       --       --        --        --
Variable Accumulation Unit Value...   $ 11.82  $    --   $   --    $   --    $   --
Total Return.......................     18.2%       --       --        --        --
Investment Income Ratio............        --       --       --        --        --

SERIES IX POLICIES (i)
Net Assets.........................   $   224  $    --   $   --    $   --    $   --
Units Outstanding..................        19       --       --        --        --
Variable Accumulation Unit Value...   $ 11.68  $    --   $   --    $   --    $   --
Total Return.......................     16.8%       --       --        --        --
Investment Income Ratio............        --       --       --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                          FIDELITY(R) VIP                                           FIDELITY(R) VIP
                          CONTRAFUND(R)--                                           EQUITY-INCOME--
                          SERVICE CLASS 2                                           SERVICE CLASS 2
      -------------------------------------------------------    ----------------------------------------------------
        2009        2008       2007        2006        2005        2009        2008       2007       2006       2005
      ---------------------------------------------------------------------------------------------------------------


       $55,590    $39,717    $ 63,639     $45,285     $27,416     $24,622    $19,141    $33,726    $28,156    $17,710
         3,793      3,621       3,275       2,697       1,792       2,193      2,184      2,168      1,806      1,344
       $ 14.65    $ 10.97    $  19.41     $ 16.78     $ 15.27     $ 11.23    $  8.77    $ 15.54    $ 15.57    $ 13.16
         33.6%     (43.5%)      15.7%        9.9%       15.0%       28.1%     (43.6%)     (0.1%)     18.3%       4.1%
          1.2%       0.8%        0.8%        1.0%        0.1%        2.2%       2.4%       1.7%       3.0%       1.1%


       $ 6,450    $ 4,866    $  7,894     $ 3,332     $ 1,179     $ 3,128    $ 2,475    $ 5,347    $ 2,651    $   661
           574        576         520         258          98         350        354        423        213         63
       $ 11.24    $  8.43    $  14.93     $ 12.93     $ 11.79     $  8.95    $  7.00    $ 12.43    $ 12.47    $ 10.56
         33.4%     (43.6%)      15.5%        9.7%       14.9%       27.9%     (43.7%)     (0.3%)     18.1%       4.0%
          1.2%       0.8%        1.0%        1.2%          --        2.1%       2.0%       2.0%       3.4%         --


       $55,501    $43,827    $ 78,566     $65,402     $48,984     $26,444    $22,204    $45,913    $41,670    $32,146
         3,868      4,074       4,113       3,955       3,248       2,416      2,588      3,015      2,724      2,483
       $ 14.35    $ 10.76    $  19.08     $ 16.53     $ 15.08     $ 10.95    $  8.56    $ 15.22    $ 15.27    $ 12.94
         33.3%     (43.6%)      15.4%        9.7%       14.8%       27.8%     (43.7%)     (0.3%)     18.0%       3.9%
          1.2%       0.8%        0.8%        1.0%        0.1%        2.1%       2.2%       1.7%       3.0%       1.3%


       $87,848    $69,299    $118,355     $87,036     $55,871     $34,287    $28,642    $51,193    $44,641    $30,273
         5,941      6,250       6,028       5,137       3,612       3,076      3,290      3,308      2,883      2,307
       $ 14.77    $ 11.06    $  19.58     $ 16.94     $ 15.42     $ 11.15    $  8.71    $ 15.45    $ 15.48    $ 13.09
         33.5%     (43.5%)      15.6%        9.8%       15.0%       28.0%     (43.6%)     (0.2%)     18.2%       4.1%
          1.2%       0.8%        0.8%        1.0%        0.1%        2.1%       2.4%       1.7%       3.0%       1.2%


       $ 5,351    $ 4,582    $  8,135     $ 6,012     $ 4,332     $ 2,068    $ 1,872    $ 4,705    $ 5,222    $ 3,530
           382        435         434         370         292         189        218        308        340        270
       $ 14.00    $ 10.53    $  18.71     $ 16.25     $ 14.86     $ 10.94    $  8.58    $ 15.29    $ 15.38    $ 13.06
         33.0%     (43.7%)      15.2%        9.4%       14.5%       27.5%     (43.9%)     (0.6%)     17.7%       3.6%
          1.1%       0.8%        0.8%        1.0%        0.1%        2.0%       2.0%       1.6%       3.1%       1.2%


       $52,338    $40,548    $ 70,070     $53,528     $34,138     $22,320    $18,960    $36,726    $32,980    $21,893
         3,711      3,831       3,719       3,277       2,284       2,044      2,217      2,414      2,155      1,679
       $ 14.10    $ 10.59    $  18.81     $ 16.32     $ 14.91     $ 10.91    $  8.55    $ 15.22    $ 15.29    $ 12.98
         33.1%     (43.7%)      15.3%        9.5%       14.6%       27.6%     (43.8%)     (0.5%)     17.8%       3.7%
          1.2%       0.8%        0.8%        1.0%        0.1%        2.1%       2.2%       1.7%       3.1%       1.2%


       $   283    $    --    $     --     $    --     $    --     $    97    $    --    $    --    $    --    $    --
            24         --          --          --          --           9         --         --         --         --
       $ 11.31    $    --    $     --     $    --     $    --     $ 11.06    $    --    $    --    $    --    $    --
         13.1%         --          --          --          --       10.6%         --         --         --         --
          2.9%         --          --          --          --        8.0%         --         --         --         --


       $ 1,095    $    --    $     --     $    --     $    --     $   423    $    --    $    --    $    --    $    --
            95         --          --          --          --          40         --         --         --         --
       $ 11.28    $    --    $     --     $    --     $    --     $ 10.61    $    --    $    --    $    --    $    --
         12.8%         --          --          --          --        6.1%         --         --         --         --
          5.2%         --          --          --          --       10.2%         --         --         --         --


       $   577    $    --    $     --     $    --     $    --     $   310    $    --    $    --    $    --    $    --
            50         --          --          --          --          28         --         --         --         --
       $ 11.19    $    --    $     --     $    --     $    --     $ 10.92    $    --    $    --    $    --    $    --
         11.9%         --          --          --          --        9.2%         --         --         --         --
          4.4%         --          --          --          --        9.0%         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                     FIDELITY(R) VIP
                                                        MID CAP--
                                                     SERVICE CLASS 2
                                     -----------------------------------------------
                                       2009      2008     2007      2006      2005
                                     -----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $51,010  $38,384   $72,917   $68,477   $57,754
Units Outstanding..................     3,057    3,172     3,593     3,833     3,580
Variable Accumulation Unit Value...   $ 16.68  $ 12.10   $ 20.32   $ 17.87   $ 16.12
Total Return.......................     37.8%   (40.4%)    13.7%     10.8%     16.4%
Investment Income Ratio............      0.5%     0.2%      0.5%      0.2%        --

SERIES II POLICIES (b)
Net Assets.........................   $ 3,429  $ 2,286   $ 3,433   $ 1,615   $   568
Units Outstanding..................       230      211       188       101        39
Variable Accumulation Unit Value...   $ 14.91  $ 10.84   $ 18.22   $ 16.05   $ 14.50
Total Return.......................     37.6%   (40.5%)    13.6%     10.7%     16.2%
Investment Income Ratio............      0.5%     0.2%      0.4%      0.1%        --

SERIES III POLICIES (c)
Net Assets.........................   $32,851  $25,689   $49,973   $46,256   $38,491
Units Outstanding..................     2,000    2,150     2,493     2,613     2,411
Variable Accumulation Unit Value...   $ 16.42  $ 11.94   $ 20.09   $ 17.70   $ 16.00
Total Return.......................     37.5%   (40.6%)    13.5%     10.6%     16.1%
Investment Income Ratio............      0.5%     0.2%      0.5%      0.2%        --

SERIES IV POLICIES (d)
Net Assets.........................   $42,513  $32,704   $54,914   $43,212   $30,428
Units Outstanding..................     2,524    2,670     2,671     2,390     1,867
Variable Accumulation Unit Value...   $ 16.84  $ 12.23   $ 20.54   $ 18.07   $ 16.31
Total Return.......................     37.7%   (40.5%)    13.7%     10.8%     16.3%
Investment Income Ratio............      0.5%     0.2%      0.5%      0.2%        --

SERIES V POLICIES (e)
Net Assets.........................   $ 2,144  $ 1,508   $ 2,554   $ 2,664   $ 2,205
Units Outstanding..................       138      133       134       158       144
Variable Accumulation Unit Value...   $ 15.51  $ 11.30   $ 19.07   $ 16.84   $ 15.27
Total Return.......................     37.2%   (40.7%)    13.2%     10.3%     15.8%
Investment Income Ratio............      0.5%     0.2%      0.5%      0.2%        --

SERIES VI POLICIES (f)
Net Assets.........................   $25,276  $20,530   $34,658   $29,234   $21,051
Units Outstanding..................     1,526    1,704     1,707     1,630     1,289
Variable Accumulation Unit Value...   $ 16.56  $ 12.06   $ 20.32   $ 17.93   $ 16.23
Total Return.......................     37.3%   (40.7%)    13.3%     10.4%     16.0%
Investment Income Ratio............      0.5%     0.2%      0.5%      0.2%        --

SERIES VII POLICIES (g)
Net Assets.........................   $   202  $    --   $    --   $    --   $    --
Units Outstanding..................        16       --        --        --        --
Variable Accumulation Unit Value...   $ 11.43  $    --   $    --   $    --   $    --
Total Return.......................     14.3%       --        --        --        --
Investment Income Ratio............      1.7%       --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $   749  $    --   $    --   $    --   $    --
Units Outstanding..................        66       --        --        --        --
Variable Accumulation Unit Value...   $ 11.23  $    --   $    --   $    --   $    --
Total Return.......................     12.3%       --        --        --        --
Investment Income Ratio............      1.8%       --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................   $   440  $    --   $    --   $    --   $    --
Units Outstanding..................        39       --        --        --        --
Variable Accumulation Unit Value...   $ 11.14  $    --   $    --   $    --   $    --
Total Return.......................     11.4%       --        --        --        --
Investment Income Ratio............      1.6%       --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                             JANUS ASPEN                                           JANUS ASPEN WORLDWIDE
                        BALANCED PORTFOLIO--                                            PORTFOLIO--
                           SERVICE SHARES                                             SERVICE SHARES
      --------------------------------------------------------    ------------------------------------------------------
        2009        2008        2007        2006        2005       2009       2008        2007        2006        2005
      ------------------------------------------------------------------------------------------------------------------


       $26,614     $19,904    $ 22,049    $ 18,394    $ 14,526    $7,430     $ 4,973     $ 8,450     $6,855      $5,145
         1,837       1,704       1,561       1,416       1,217       649         589         545        476         416
       $ 14.47     $ 11.69    $  14.12    $  12.98    $  11.92    $11.44     $  8.44     $ 15.51     $14.38      $12.37
         23.8%      (17.2%)       8.8%        8.9%        6.2%     35.5%      (45.6%)       7.8%      16.3%        4.1%
          2.8%        2.5%        2.3%        2.0%        2.2%      1.3%        1.1%        0.6%       1.7%        1.3%


       $ 4,053     $ 3,114    $  2,486    $    995    $    568    $  799     $   513     $   871     $  176      $   85
           310         295         193          84          55        83          72          67         15          11
       $ 13.08     $ 10.58    $  12.80    $  11.79    $  10.84    $ 9.59     $  7.08     $ 13.04     $12.11      $10.43
         23.7%      (17.4%)       8.6%        8.7%        6.0%     35.3%      (45.7%)       7.7%      16.1%        4.3%
          2.8%        2.7%        2.7%        2.1%        3.1%      1.3%        1.1%        0.8%       1.8%        2.3%


       $30,494     $25,671    $ 32,202    $ 29,255    $ 25,740    $7,166     $ 5,106     $10,031     $8,971      $8,306
         2,122       2,208       2,287       2,256       2,157       638         613         669        632         679
       $ 14.37     $ 11.62    $  14.07    $  12.97    $  11.93    $11.22     $  8.30     $ 15.28     $14.20      $12.23
         23.6%      (17.4%)       8.5%        8.7%        6.0%     35.2%      (45.7%)       7.6%      16.1%        3.9%
          2.8%        2.4%        2.3%        2.0%        2.2%      1.3%        1.0%        0.6%       1.6%        1.2%


       $40,440     $33,375    $ 37,642    $ 31,424    $ 27,775    $9,118     $ 6,487     $11,313     $9,858      $7,855
         2,803       2,864       2,668       2,425       2,327       806         773         734        691         640
       $ 14.42     $ 11.65    $  14.09    $  12.96    $  11.91    $11.32     $  8.36     $ 15.37     $14.26      $12.27
         23.8%      (17.3%)       8.7%        8.8%        6.1%     35.4%      (45.6%)       7.8%      16.2%        4.1%
          2.8%        2.5%        2.3%        2.0%        2.2%      1.3%        1.0%        0.6%       1.7%        1.3%


       $ 3,316     $ 2,927    $  3,807    $  2,958    $  2,226    $  383     $   250     $   480     $  576      $  436
           236         257         275         231         189        35          31          32         41          36
       $ 14.06     $ 11.41    $  13.84    $  12.79    $  11.80    $10.92     $  8.10     $ 14.95     $13.92      $12.03
         23.3%      (17.6%)       8.3%        8.4%        5.7%     34.9%      (45.8%)       7.4%      15.8%        3.6%
          2.8%        2.4%        2.4%        2.0%        2.4%      1.3%        1.0%        0.5%       1.7%        1.2%


       $23,029     $18,410    $ 20,698    $ 18,200    $ 14,847    $5,088     $ 3,831     $ 6,671     $5,130      $4,001
         1,627       1,606       1,488       1,418       1,254       466         468         448        370         334
       $ 14.15     $ 11.47    $  13.91    $  12.83    $  11.83    $10.92     $  8.09     $ 14.91     $13.87      $11.97
         23.4%      (17.5%)       8.4%        8.5%        5.8%     35.0%      (45.8%)       7.5%      15.9%        3.7%
          2.8%        2.5%        2.3%        2.0%        2.2%      1.3%        1.0%        0.6%       1.7%        1.3%


       $   162     $    --    $     --    $     --    $     --    $   65     $    --     $    --     $   --      $   --
            15          --          --          --          --         6          --          --         --          --
       $ 10.85     $    --    $     --    $     --    $     --    $10.66     $    --     $    --     $   --      $   --
          8.5%          --          --          --          --      6.6%          --          --         --          --
          5.0%          --          --          --          --      3.4%          --          --         --          --


       $   950     $    --    $     --    $     --    $     --    $  170     $    --     $    --     $   --      $   --
            87          --          --          --          --        14          --          --         --          --
       $ 10.86     $    --    $     --    $     --    $     --    $11.01     $    --     $    --     $   --      $   --
          8.6%          --          --          --          --     10.1%          --          --         --          --
          5.6%          --          --          --          --      1.8%          --          --         --          --


       $   449     $    --    $     --    $     --    $     --    $  127     $    --     $    --     $   --      $   --
            42          --          --          --          --        12          --          --         --          --
       $ 10.82     $    --    $     --    $     --    $     --    $10.76     $    --     $    --     $   --      $   --
          8.2%          --          --          --          --      7.6%          --          --         --          --
          5.6%          --          --          --          --      3.5%          --          --         --          --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                     MFS(R) INVESTORS
                                                      TRUST SERIES--
                                                      SERVICE CLASS
                                     -----------------------------------------------
                                       2009      2008     2007      2006      2005
                                     -----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $1,581   $ 1,240   $1,576    $1,400    $1,151
Units Outstanding..................      127       124      104       100        92
Variable Accumulation Unit Value...   $12.44   $  9.97   $15.14    $13.96    $12.56
Total Return.......................    24.8%    (34.2%)    8.5%     11.1%      5.5%
Investment Income Ratio............     1.3%      0.5%     0.6%      0.3%      0.3%

SERIES II POLICIES (b)
Net Assets.........................   $  118   $   115   $   94    $   72    $    1
Units Outstanding..................       11        14        7         6        --
Variable Accumulation Unit Value...   $10.56   $  8.47   $12.89    $11.90    $10.73
Total Return.......................    24.6%    (34.3%)    8.3%     11.0%      7.3%
Investment Income Ratio............     1.3%      0.4%     0.5%      0.1%        --

SERIES III POLICIES (c)
Net Assets.........................   $2,069   $ 1,517   $2,159    $1,715    $1,404
Units Outstanding..................      167       153      143       123       111
Variable Accumulation Unit Value...   $12.37   $  9.93   $15.12    $13.97    $12.60
Total Return.......................    24.5%    (34.3%)    8.2%     10.9%      5.3%
Investment Income Ratio............     1.3%      0.5%     0.6%      0.2%      0.3%

SERIES IV POLICIES (d)
Net Assets.........................   $2,205   $ 1,724   $2,583    $2,086    $1,769
Units Outstanding..................      176       172      168       148       140
Variable Accumulation Unit Value...   $12.52   $ 10.04   $15.26    $14.08    $12.68
Total Return.......................    24.7%    (34.2%)    8.4%     11.1%      5.5%
Investment Income Ratio............     1.3%      0.5%     0.6%      0.3%      0.3%

SERIES V POLICIES (e)
Net Assets.........................   $   79   $   135   $  156    $  143    $  107
Units Outstanding..................        7        14       10        10         9
Variable Accumulation Unit Value...   $12.17   $  9.79   $14.95    $13.85    $12.52
Total Return.......................    24.2%    (34.5%)    8.0%     10.6%      5.1%
Investment Income Ratio............     1.9%      0.4%     0.7%      0.2%      0.3%

SERIES VI POLICIES (f)
Net Assets.........................   $1,151   $   894   $1,458    $1,367    $1,015
Units Outstanding..................       94        91       97        99        81
Variable Accumulation Unit Value...   $12.19   $  9.81   $14.95    $13.83    $12.49
Total Return.......................    24.4%    (34.4%)    8.1%     10.7%      5.2%
Investment Income Ratio............     1.3%      0.5%     0.6%      0.3%      0.3%

SERIES VII POLICIES (g)
Net Assets.........................   $   --   $    --   $   --    $   --    $   --
Units Outstanding..................       --        --       --        --        --
Variable Accumulation Unit Value...   $10.00   $    --   $   --    $   --    $   --
Total Return.......................       --        --       --        --        --
Investment Income Ratio............       --        --       --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $   38   $    --   $   --    $   --    $   --
Units Outstanding..................        4        --       --        --        --
Variable Accumulation Unit Value...   $10.91   $    --   $   --    $   --    $   --
Total Return.......................     9.1%        --       --        --        --
Investment Income Ratio............       --        --       --        --        --

SERIES IX POLICIES (i)
Net Assets.........................   $    1   $    --   $   --    $   --    $   --
Units Outstanding..................       --        --       --        --        --
Variable Accumulation Unit Value...   $ 9.91   $    --   $   --    $   --    $   --
Total Return.......................    (0.9%)       --       --        --        --
Investment Income Ratio............       --        --       --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                           MFS(R)                                           MFS(R)
                     RESEARCH SERIES--                                UTILITIES SERIES--
                       SERVICE CLASS                                     SERVICE CLASS
      -----------------------------------------------  ------------------------------------------------
        2009      2008     2007      2006      2005      2009      2008      2007      2006      2005
      -------------------------------------------------------------------------------------------------


       $1,919   $ 1,431   $2,305    $1,886    $1,486   $117,441   $94,366  $170,943  $113,299   $69,366
          147       141      143       130       112      5,653     5,947     6,591     5,493     4,346
       $13.01   $ 10.14   $16.13    $14.48    $13.33   $  20.80   $ 15.88  $  25.89  $  20.58   $ 15.94
        28.4%    (37.1%)   11.4%      8.7%      6.1%      31.0%    (38.7%)    25.8%     29.1%     15.0%
         1.1%      0.3%     0.5%      0.3%      0.3%       4.6%      1.3%      0.8%      1.8%      0.4%


       $  100   $    90   $  168    $   45    $   55   $ 10,910   $ 8,589  $ 15,026  $  4,987   $ 1,822
           10        11       13         4         5        589       606       645       271       127
       $10.45   $  8.15   $12.99    $11.68    $10.77   $  18.53   $ 14.17  $  23.13  $  18.42   $ 14.29
        28.2%    (37.2%)   11.2%      8.5%      7.7%      30.8%    (38.8%)    25.6%     28.9%     14.8%
         1.4%      0.3%     0.3%      0.3%      0.1%       4.5%      1.3%      0.6%      1.6%      0.3%


       $2,130   $ 1,810   $2,844    $2,282    $2,038   $ 79,800   $66,723  $124,909  $ 77,235   $44,612
          167       182      178       160       155      3,686     4,026     4,601     3,582     2,684
       $12.77   $  9.96   $15.88    $14.29    $13.18   $  21.66   $ 16.57  $  27.07  $  21.56   $ 16.73
        28.1%    (37.3%)   11.1%      8.4%      5.9%      30.8%    (38.8%)    25.5%     28.9%     14.7%
         1.2%      0.3%     0.5%      0.3%      0.3%       4.6%      1.3%      0.7%      1.8%      0.4%


       $2,301   $ 1,774   $2,931    $2,602    $2,182   $ 83,066   $64,814  $110,284  $ 63,579   $34,325
          182       178      186       184       168      3,783     3,866     4,026     2,919     2,044
       $12.66   $  9.86   $15.70    $14.11    $12.99   $  21.95   $ 16.76  $  27.34  $  21.75   $ 16.85
        28.3%    (37.2%)   11.3%      8.6%      6.0%      31.0%    (38.7%)    25.7%     29.1%     14.9%
         1.1%      0.3%     0.5%      0.3%      0.3%       4.6%      1.3%      0.7%      1.8%      0.4%


       $  134   $   107   $  135    $  107    $   44   $  5,451   $ 4,837  $  8,806  $  4,821   $ 2,110
           11        11        9         7         3        253       293       326       223       126
       $12.70   $  9.94   $15.88    $14.32    $13.24   $  21.51   $ 16.49  $  27.01  $  21.57   $ 16.78
        27.8%    (37.4%)   10.9%      8.2%      5.6%      30.4%    (39.0%)    25.2%     28.6%     14.4%
         1.1%      0.2%     0.5%      0.2%      0.3%       4.6%      1.3%      0.7%      1.5%      0.4%


       $1,417   $ 1,355   $2,223    $1,914    $1,715   $ 69,678   $60,416  $103,710  $ 58,633   $34,143
          110       135      139       132       128      3,250     3,679     3,855     2,730     2,042
       $12.87   $ 10.06   $16.06    $14.47    $13.36   $  21.43   $ 16.42  $  26.86  $  21.43   $ 16.65
        27.9%    (37.4%)   11.0%      8.3%      5.7%      30.6%    (38.9%)    25.3%     28.7%     14.6%
         1.3%      0.3%     0.5%      0.3%      0.3%       4.7%      1.3%      0.7%      1.7%      0.4%


       $    2   $    --   $   --    $   --    $   --   $    526   $    --  $     --  $     --   $    --
           --        --       --        --        --         47        --        --        --        --
       $10.75   $    --   $   --    $   --    $   --   $  11.15   $    --  $     --  $     --   $    --
         7.5%        --       --        --        --      11.5%        --        --        --        --
           --        --       --        --        --         --        --        --        --        --


       $   33   $    --   $   --    $   --    $   --   $  1,090   $    --  $     --  $     --   $    --
            3        --       --        --        --         91        --        --        --        --
       $11.07   $    --   $   --    $   --    $   --   $  11.33   $    --  $     --  $     --   $    --
        10.7%        --       --        --        --      13.3%        --        --        --        --
           --        --       --        --        --         --        --        --        --        --


       $    1   $    --   $   --    $   --    $   --   $    975   $    --  $     --  $     --   $    --
           --        --       --        --        --         83        --        --        --        --
       $11.19   $    --   $   --    $   --    $   --   $  11.20   $    --  $     --  $     --   $    --
        11.9%        --       --        --        --      12.0%        --        --        --        --
           --        --       --        --        --         --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                   NEUBERGER BERMAN AMT
                                                MID-CAP GROWTH PORTFOLIO--
                                                         CLASS S
                                     -----------------------------------------------
                                       2009      2008     2007      2006      2005
                                     -----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $6,345   $ 5,562   $9,826    $5,496    $3,298
Units Outstanding..................      463       525      514       349       236
Variable Accumulation Unit Value...   $13.70   $ 10.58   $18.99    $15.76    $13.96
Total Return.......................    29.5%    (44.3%)   20.5%     12.9%     11.9%
Investment Income Ratio............       --        --       --        --        --

SERIES II POLICIES (b)
Net Assets.........................   $  415   $   345   $  777    $   83    $   29
Units Outstanding..................       36        38       47         6         3
Variable Accumulation Unit Value...   $11.63   $  8.99   $16.17    $13.44    $11.92
Total Return.......................    29.3%    (44.4%)   20.3%     12.7%     11.7%
Investment Income Ratio............       --        --       --        --        --

SERIES III POLICIES (c)
Net Assets.........................   $4,630   $ 4,013   $8,100    $4,128    $2,766
Units Outstanding..................      340       381      427       262       199
Variable Accumulation Unit Value...   $13.63   $ 10.54   $18.96    $15.77    $14.00
Total Return.......................    29.3%    (44.4%)   20.3%     12.6%     11.6%
Investment Income Ratio............       --        --       --        --        --

SERIES IV POLICIES (d)
Net Assets.........................   $6,409   $ 5,319   $8,821    $5,184    $3,083
Units Outstanding..................      452       486      447       317       213
Variable Accumulation Unit Value...   $14.17   $ 10.95   $19.67    $16.33    $14.47
Total Return.......................    29.5%    (44.3%)   20.4%     12.8%     11.8%
Investment Income Ratio............       --        --       --        --        --

SERIES V POLICIES (e)
Net Assets.........................   $  365   $   488   $  548    $  335    $  356
Units Outstanding..................       27        46       29        21        25
Variable Accumulation Unit Value...   $13.60   $ 10.55   $19.02    $15.86    $14.11
Total Return.......................    28.9%    (44.6%)   20.0%     12.4%     11.4%
Investment Income Ratio............       --        --       --        --        --

SERIES VI POLICIES (f)
Net Assets.........................   $4,266   $ 3,685   $7,017    $3,184    $1,887
Units Outstanding..................      312       348      367       200       133
Variable Accumulation Unit Value...   $13.69   $ 10.60   $19.11    $15.91    $14.15
Total Return.......................    29.1%    (44.5%)   20.1%     12.5%     11.5%
Investment Income Ratio............       --        --       --        --        --

SERIES VII POLICIES (g)
Net Assets.........................   $   17   $    --   $   --    $   --    $   --
Units Outstanding..................        2        --       --        --        --
Variable Accumulation Unit Value...   $11.03   $    --   $   --    $   --    $   --
Total Return.......................    10.3%        --       --        --        --
Investment Income Ratio............       --        --       --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $   93   $    --   $   --    $   --    $   --
Units Outstanding..................        8        --       --        --        --
Variable Accumulation Unit Value...   $11.72   $    --   $   --    $   --    $   --
Total Return.......................    17.2%        --       --        --        --
Investment Income Ratio............       --        --       --        --        --

SERIES IX POLICIES (i)
Net Assets.........................   $  152   $    --   $   --    $   --    $   --
Units Outstanding..................       14        --       --        --        --
Variable Accumulation Unit Value...   $11.23   $    --   $   --    $   --    $   --
Total Return.......................    12.3%        --       --        --        --
Investment Income Ratio............       --        --       --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                                                                                    VAN KAMPEN'S UIF
                            T. ROWE PRICE                                           EMERGING MARKETS
                            EQUITY INCOME                                          EQUITY PORTFOLIO--
                            PORTFOLIO--II                                               CLASS II
      --------------------------------------------------------    ----------------------------------------------------
        2009        2008        2007        2006        2005        2009        2008       2007       2006       2005
      ----------------------------------------------------------------------------------------------------------------


       $27,089     $21,806     $34,245     $28,873     $18,925     $27,625    $14,097    $28,552    $15,653    $ 6,717
         2,267       2,256       2,224       1,906       1,460         939        803        691        526        304
       $ 11.94     $  9.67     $ 15.39     $ 15.15     $ 12.94     $ 29.40    $ 17.53    $ 41.09    $ 29.67    $ 21.93
         23.5%      (37.2%)       1.6%       17.0%        2.2%       67.8%     (57.3%)     38.5%      35.3%      31.9%
          1.7%        2.2%        1.5%        1.4%        1.5%          --         --       0.4%       0.8%       0.4%


       $ 3,121     $ 2,843     $ 4,607     $ 2,250     $   903     $ 3,418    $ 1,783    $ 3,758    $   882    $   183
           323         362         368         183          84         185        161        141         46         13
       $  9.67     $  7.84     $ 12.50     $ 12.32     $ 10.55     $ 18.73    $ 11.18    $ 26.25    $ 18.98    $ 14.06
         23.3%      (37.2%)       1.4%       16.8%        2.1%       67.5%     (57.4%)     38.3%      35.0%      31.7%
          1.7%        2.2%        1.6%        1.5%        1.9%          --         --       0.4%       0.7%       0.4%


       $29,592     $26,044     $47,651     $49,082     $38,632     $28,342    $15,977    $37,274    $23,362    $11,562
         2,518       2,730       3,138       3,267       3,006       1,016        958        950        820        555
       $ 11.76     $  9.54     $ 15.21     $ 15.00     $ 12.85     $ 27.97    $ 16.71    $ 39.25    $ 28.40    $ 21.04
         23.3%      (37.3%)       1.4%       16.8%        2.1%       67.4%     (57.4%)     38.2%      35.0%      31.7%
          1.7%        2.1%        1.5%        1.4%        1.4%          --         --       0.4%       0.8%       0.4%


       $47,933     $42,899     $75,255     $65,052     $45,332     $36,128    $19,790    $46,863    $27,320    $12,712
         4,016       4,437       4,884       4,290       3,492       1,238      1,137      1,145        924        582
       $ 11.94     $  9.67     $ 15.39     $ 15.16     $ 12.96     $ 29.19    $ 17.41    $ 40.83    $ 29.49    $ 21.82
         23.4%      (37.2%)       1.5%       16.9%        2.2%       67.7%     (57.4%)     38.4%      35.2%      31.8%
          1.7%        2.1%        1.5%        1.4%        1.5%          --         --       0.4%       0.7%       0.4%


       $ 3,793     $ 3,720     $ 7,212     $ 6,702     $ 4,636     $ 1,592    $   785    $ 1,635    $   949    $   462
           328         396         479         451         364          77         60         53         42         28
       $ 11.55     $  9.40     $ 15.02     $ 14.85     $ 12.75     $ 22.04    $ 13.20    $ 31.08    $ 22.54    $ 16.74
         23.0%      (37.4%)       1.1%       16.5%        1.8%       67.0%     (57.5%)     37.9%      34.6%      31.3%
          1.7%        2.1%        1.5%        1.4%        1.5%          --         --       0.4%       0.7%       0.3%


       $31,722     $27,582     $49,094     $42,586     $29,037     $26,659    $14,671    $34,141    $22,375    $ 8,696
         2,718       2,914       3,245       2,850       2,261         958        879        870        786        412
       $ 11.65     $  9.47     $ 15.12     $ 14.93     $ 12.81     $ 27.83    $ 16.65    $ 39.16    $ 28.37    $ 21.05
         23.1%      (37.4%)       1.2%       16.6%        1.9%       67.2%     (57.5%)     38.0%      34.8%      31.5%
          1.7%        2.1%        1.5%        1.4%        1.5%          --         --       0.4%       0.8%       0.4%


       $   116     $    --     $    --     $    --     $    --     $   261    $    --    $    --    $    --    $    --
            10          --          --          --          --          22         --         --         --         --
       $ 11.08     $    --     $    --     $    --     $    --     $ 12.05    $    --    $    --    $    --    $    --
         10.8%          --          --          --          --       20.5%         --         --         --         --
          2.2%          --          --          --          --          --         --         --         --         --


       $   286     $    --     $    --     $    --     $    --     $   720    $    --    $    --    $    --    $    --
            26          --          --          --          --          61         --         --         --         --
       $ 10.88     $    --     $    --     $    --     $    --     $ 11.36    $    --    $    --    $    --    $    --
          8.8%          --          --          --          --       13.6%         --         --         --         --
          2.2%          --          --          --          --          --         --         --         --         --


       $   264     $    --     $    --     $    --     $    --     $   454    $    --    $    --    $    --    $    --
            24          --          --          --          --          39         --         --         --         --
       $ 10.97     $    --     $    --     $    --     $    --     $ 11.46    $    --    $    --    $    --    $    --
          9.7%          --          --          --          --       14.6%         --         --         --         --
          2.4%          --          --          --          --          --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                      VICTORY VIF
                                                  DIVERSIFIED STOCK--
                                                    CLASS A SHARES
                                     --------------------------------------------
                                       2009      2008     2007     2006     2005
                                     --------------------------------------------


SERIES I POLICIES (a)
Net Assets.........................   $6,156   $ 5,067   $7,960   $7,789   $5,802
Units Outstanding..................      550       567      545      578      483
Variable Accumulation Unit Value...   $11.20   $  8.94   $14.59   $13.45   $12.00
Total Return.......................    25.3%    (38.7%)    8.4%    12.1%     7.2%
Investment Income Ratio............     0.8%      0.8%     0.6%     0.3%     0.1%

SERIES II POLICIES (b)
Net Assets.........................   $1,033   $   608   $  743   $  407   $  136
Units Outstanding..................      104        77       57       34       13
Variable Accumulation Unit Value...   $ 9.89   $  7.91   $12.93   $11.94   $10.67
Total Return.......................    25.1%    (38.8%)    8.3%    11.9%     6.7%
Investment Income Ratio............     0.8%      0.8%     0.6%     0.3%       --

SERIES III POLICIES (c)
Net Assets.........................   $3,165   $ 2,858   $4,571   $3,751   $2,706
Units Outstanding..................      288       324      319      283      228
Variable Accumulation Unit Value...   $10.97   $  8.77   $14.35   $13.26   $11.85
Total Return.......................    25.0%    (38.9%)    8.2%    11.9%     7.0%
Investment Income Ratio............     0.8%      0.8%     0.7%     0.3%     0.1%

SERIES IV POLICIES (d)
Net Assets.........................   $7,074   $ 5,571   $7,803   $6,514   $4,210
Units Outstanding..................      651       642      550      498      361
Variable Accumulation Unit Value...   $10.87   $  8.68   $14.18   $13.08   $11.68
Total Return.......................    25.2%    (38.8%)    8.4%    12.0%     7.2%
Investment Income Ratio............     0.8%      0.8%     0.6%     0.3%     0.1%

SERIES V POLICIES (e)
Net Assets.........................   $  630   $   537   $  617   $  605   $  260
Units Outstanding..................       59        63       44       47       22
Variable Accumulation Unit Value...   $10.61   $  8.51   $13.95   $12.92   $11.58
Total Return.......................    24.7%    (39.0%)    7.9%    11.6%     6.8%
Investment Income Ratio............     0.8%      0.8%     0.7%     0.3%     0.1%

SERIES VI POLICIES (f)
Net Assets.........................   $2,629   $ 2,559   $3,864   $3,798   $3,197
Units Outstanding..................      242       294      270      288      270
Variable Accumulation Unit Value...   $10.88   $  8.71   $14.27   $13.21   $11.82
Total Return.......................    24.9%    (38.9%)    8.0%    11.7%     6.9%
Investment Income Ratio............     0.8%      0.8%     0.7%     0.3%     0.1%

SERIES VII POLICIES (g)
Net Assets.........................   $    8   $    --   $   --   $   --   $   --
Units Outstanding..................        1        --       --       --       --
Variable Accumulation Unit Value...   $10.24   $    --   $   --   $   --   $   --
Total Return.......................     2.4%        --       --       --       --
Investment Income Ratio............     0.9%        --       --       --       --

SERIES VIII POLICIES (h)
Net Assets.........................   $   49   $    --   $   --   $   --   $   --
Units Outstanding..................        5        --       --       --       --
Variable Accumulation Unit Value...   $10.80   $    --   $   --   $   --   $   --
Total Return.......................     8.0%        --       --       --       --
Investment Income Ratio............     1.0%        --       --       --       --

SERIES IX POLICIES (i)
Net Assets.........................   $   19   $    --   $   --   $   --   $   --
Units Outstanding..................        2        --       --       --       --
Variable Accumulation Unit Value...   $11.02   $    --   $   --   $   --   $   --
Total Return.......................    10.2%        --       --       --       --
Investment Income Ratio............     1.1%        --       --       --       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the investment divisions listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-III as of December 31, 2009, the results of each of their operations, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2009 by correspondence with the funds, provide a reasonable basis for our opinion.

(/s/ PricewaterhouseCoopers LLP)
PricewaterhouseCoopers LLP
New York, New York
February 17, 2010

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                        CONSOLIDATED FINANCIAL STATEMENTS
                                  (GAAP BASIS)
                           DECEMBER 31, 2009 AND 2008

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                           CONSOLIDATED BALANCE SHEET


                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2009      2008
                                                                -------   -------
                                                                  (IN MILLIONS)
                                      ASSETS
Fixed maturities, at fair value
  Available-for-sale (includes securities pledged as
     collateral that can be sold or repledged of $449 in 2009
     and $1,152 in 2008)......................................  $57,248   $41,308
  Trading securities..........................................       43        52
Equity securities, at fair value
  Available-for-sale..........................................       47     1,133
Mortgage loans................................................    5,779     5,653
Policy loans..................................................      807       750
Securities purchased under agreements to resell...............      172       185
Other investments.............................................    2,014     1,515
                                                                -------   -------
     Total investments........................................   66,110    50,596
Cash and cash equivalents.....................................      487       907
Deferred policy acquisition costs.............................    4,041     4,667
Interest in annuity contracts.................................    4,858     4,716
Amounts recoverable from reinsurer............................    6,924     6,604
Other assets..................................................      971     1,847
Separate account assets.......................................   16,089    12,881
                                                                -------   -------
     Total assets.............................................  $99,480   $82,218
                                                                =======   =======

                       LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances...............................  $56,268   $48,766
Future policy benefits........................................    5,292     3,733
Policy claims.................................................      237       193
Obligations under structured settlement agreements............    4,858     4,716
Amounts payable to reinsurer..................................    5,941     5,686
Other liabilities.............................................    2,975     2,253
Separate account liabilities..................................   16,089    12,881
                                                                -------   -------
     Total liabilities........................................   91,660    78,228
                                                                -------   -------
STOCKHOLDER'S EQUITY
Capital stock --- par value $10,000 (20,000 shares authorized,
  2,500 issued and outstanding)...............................       25        25
Additional paid in capital....................................    3,628     2,628
Accumulated other comprehensive income........................      111    (2,137)
Retained earnings.............................................    4,056     3,474
                                                                -------   -------
     Total stockholder's equity...............................    7,820     3,990
                                                                -------   -------
     Total liabilities and stockholder's equity...............  $99,480   $82,218
                                                                =======   =======




The accompanying notes are an integral part of the consolidated financial statements

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                        CONSOLIDATED STATEMENT OF INCOME

                                                             YEAR ENDED DECEMBER 31,
                                                            ------------------------
                                                             2009     2008     2007
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
REVENUES
  Premiums................................................  $1,797   $1,374   $  855
  Fees-universal life and annuity policies................     635      619      601
  Net investment income...................................   3,265    2,755    2,578
  Net investment losses
     Total other-than-temporary impairments on fixed
       maturity securities................................    (397)    (331)     (51)
     Total other-than-temporary impairments on fixed
       maturity securities recognized in accumulated other
       comprehensive income...............................     241       --       --
  All other net investment gains (losses), net............      71      (75)     (15)
                                                            ------   ------   ------
     Total net investment losses..........................     (85)    (406)     (66)
  Net revenue from reinsurance............................     145      206      206
  Other income............................................      41       35       36
                                                            ------   ------   ------
     Total revenues.......................................   5,798    4,583    4,210
                                                            ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances....   2,068    2,141    1,781
  Increase in liabilities for future policy benefits......   1,480    1,225      777
  Policyholder benefits...................................     502      349      204
  Operating expenses......................................     954      900      963
                                                            ------   ------   ------
     Total expenses.......................................   5,004    4,615    3,725
                                                            ------   ------   ------
  Income (loss) before income taxes.......................     794      (32)     485
  Income tax expense (benefit)............................     260      (63)     159
                                                            ------   ------   ------
NET INCOME................................................  $  534   $   31   $  326
                                                            ======   ======   ======




The accompanying notes are an integral part of the consolidated financial statements

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                 CONSOLIDATED STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
                                  (IN MILLIONS)

                                                                ACCUMULATED OTHER
                                                           COMPREHENSIVE INCOME (LOSS)
                                                         -------------------------------
                                                                          NET UNREALIZED
                                                                          GAINS (LOSSES)
                                                                           ON OTHER-THAN
                                                               NET          TEMPORARILY
                                            ADDITIONAL     UNREALIZED     IMPAIRED FIXED                  TOTAL
                                  CAPITAL     PAID IN      INVESTMENT        MATURITY      RETAINED   STOCKHOLDER'S
                                   STOCK      CAPITAL    GAINS (LOSSES)     INVESTMENTS    EARNINGS       EQUITY
                                  -------   ----------   --------------   --------------   --------   -------------
BALANCE AT JANUARY 1, 2007......    $25       $1,410         $    77           $ --         $3,117       $ 4,629
                                                                                                         -------
Comprehensive income:
  Net income....................                                                               326           326
                                                                                                         -------
     Unrealized investment
       gains, net of related
       offsets, reclassification
       adjustments and income
       taxes....................                                  18                                          18
                                                                                                         -------
  Other comprehensive income....                                                                              18
                                                                                                         -------
Total comprehensive income......                                                                             344
                                    ---       ------         -------           ----         ------       -------
BALANCE AT DECEMBER 31, 2007....     25        1,410              95             --          3,443         4,973
                                                                                                         -------
Comprehensive income:
  Net income....................                                                                31            31
                                                                                                         -------
     Unrealized investment
       losses, net of related
       offsets, reclassification
       adjustments and income
       taxes....................                              (2,232)                                     (2,232)
                                                                                                         -------
  Other comprehensive loss......                                                                          (2,232)
                                                                                                         -------
Total comprehensive loss........                                                                          (2,201)
                                                                                                         -------
  Capital Contribution..........               1,218                                                       1,218
                                    ---       ------         -------           ----         ------       -------
BALANCE AT DECEMBER 31, 2008....     25        2,628          (2,137)            --          3,474         3,990
  Cumulative effect of change in
     accounting principle, net
     of related offsets and
     income tax.................                                 (40)            (8)            48            --
                                    ---       ------         -------           ----         ------       -------
BALANCE AT JANUARY 1, 2009, AS
  ADJUSTED......................     25        2,628          (2,177)            (8)         3,522         3,990
                                                                                                         -------
Comprehensive income:
  Net income....................                                                               534           534
                                                                                                         -------
     Unrealized investment gains
       (losses), net of related
       offsets, reclassification
       adjustments and income
       taxes....................                               2,360            (64)                       2,296
                                                                                                         -------
  Other comprehensive income....                                                                           2,296
                                                                                                         -------
Total comprehensive income......                                                                           2,830
                                                                                                         -------
  Capital Contribution..........               1,000                                                       1,000
                                    ---       ------         -------           ----         ------       -------
BALANCE AT DECEMBER 31, 2009....    $25       $3,628         $   183           $(72)        $4,056       $ 7,820
                                    ===       ======         =======           ====         ======       =======




The accompanying notes are an integral part of the consolidated financial statements

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                      CONSOLIDATED STATEMENT OF CASH FLOWS


                                                              YEAR ENDED DECEMBER 31,
                                                          ------------------------------
                                                            2009       2008       2007
                                                          --------   --------   --------
                                                                   (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income............................................  $    534   $     31   $    326
  Adjustments to reconcile net income to net cash
     provided by operating activities:
     Depreciation and amortization......................       (26)        10         34
     Net capitalization of deferred policy acquisition
       costs............................................      (403)      (324)      (128)
     Annuity and universal life fees....................      (529)      (489)      (455)
     Interest credited to policyholders' account
       balances.........................................     2,068      2,141      1,781
     Net investment losses..............................        85        406         66
     Equity in earnings of limited partnerships.........       (25)        65          1
     Deferred income taxes..............................        53        104          1
     Net revenue from intercompany reinsurance..........       (35)       (74)       (45)
     Net change in unearned revenue liability...........        42         36         30
     Changes in:
       Other assets and other liabilities...............        37         23        (67)
       Reinsurance recoverables and payables............         9         38         10
       Policy claims....................................        44         10         27
       Future policy benefits...........................     1,482      1,233        781
                                                          --------   --------   --------
          NET CASH PROVIDED BY OPERATING ACTIVITIES.....     3,336      3,210      2,362
                                                          --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
     Sale of available-for-sale fixed maturities........    19,826     16,084     12,765
     Maturity of available-for-sale fixed maturities....     1,176      1,217        997
     Sale of equity securities..........................     1,526         51         67
     Repayment of mortgage loans........................       625        491        449
     Sale of other investments..........................       109        129        181
     Sale of trading securities.........................        16         17         73
     Securities purchased under agreements to resell....        13        497       (305)
  Cost of:
     Available-for-sale fixed maturities acquired.......   (31,912)   (23,354)   (15,147)
     Equity securities acquired.........................      (369)      (241)        (5)
     Cash collateral paid on derivatives................        13        (12)        (2)
     Mortgage loans acquired............................      (803)      (936)    (1,468)
     Acquisition of other investments...................      (633)      (994)      (278)
     Acquisition of trading securities..................        --        (10)       (64)
  Policy loans (net)....................................       (57)       (47)       (51)
                                                          --------   --------   --------
          NET CASH USED IN INVESTING ACTIVITIES.........   (10,470)    (7,108)    (2,788)
                                                          --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
     Deposits...........................................    10,396      9,509      5,467
     Withdrawals........................................    (4,415)    (4,973)    (4,809)
     Net transfers to the separate accounts.............       (29)      (307)      (544)
  (Decrease) increase in loaned securities..............      (736)      (460)       642
  Securities sold under agreements to repurchase (net)..       499         34          2
  Net proceeds (paydowns) from debt.....................        65         --         (1)
  Change in book and bank overdrafts....................       (22)        29        (19)
  Net distribution to limited partner...................        --         --         (7)
  Cash collateral received on derivatives...............        79         69          5
  Cash contribution from parent.........................       877         11         --
                                                          --------   --------   --------
          NET CASH PROVIDED BY FINANCING ACTIVITIES.....     6,714      3,912        736
                                                          --------   --------   --------
Net (decrease) increase in cash and cash equivalents....      (420)        14        310
                                                          --------   --------   --------
Cash and cash equivalents, beginning of year............       907        893        583
                                                          --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR..................  $    487   $    907   $    893
                                                          ========   ========   ========




The accompanying notes are an integral part of the consolidated financial statements

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (GAAP BASIS)
                        DECEMBER 31, 2009, 2008 AND 2007

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company"), domiciled in the State of Delaware, is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"). The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through New York Life's agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company had also marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 10 -- Reinsurance.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") and reflect the consolidation with majority owned and controlled limited liability companies, as well as variable interest entities in which the Company is considered the primary beneficiary. All intercompany transactions have been reconciled in consolidation.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

     The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP (refer to Note 17 -- Statutory Financial Information for further discussion).

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

  USE OF ESTIMATES

     The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

  INVESTMENTS

     Investments classified as available-for-sale or trading are reported at fair value. For a discussion on valuation methods for fixed maturities reported at fair value, refer to Note 15 -- Fair Value Measurements. The amortized cost of debt securities is adjusted for amortization of premium and accretion of discounts. Interest income, as well as the related amortization of premium and accretion of discount, is included in net investment income in the accompanying Consolidated Statement of Income. Unrealized gains and losses on available-for-sale securities are reported in accumulated other comprehensive income ("AOCI"), net of deferred taxes and related adjustments, in the accompanying Consolidated Balance Sheet. Unrealized gains and losses from fixed maturity investments classified as trading are reflected in net investment losses in the accompanying Consolidated Statement of Income.

     Included within fixed maturity investments are mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions based on data obtained from a bank or internal estimates. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above at date of

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


acquisition), cash flows are provided quarterly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For asset-backed and mortgage-backed securities rated below AA at date of acquisition, certain floating rate securities and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (i.e. interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

     Equity securities are carried at fair value. For a discussion on valuation methods for equity securities refer to Note 15 -- Fair Value Measurements. Unrealized gains and losses on equity securities classified as available-for-sale are reflected in net unrealized investment losses in AOCI, net of deferred taxes and related adjustments, in the accompanying Consolidated Balance Sheet. Unrealized gains and losses from investments in equity securities classified as trading are reflected in net investment losses in the accompanying Consolidated Statement of Income.

     The cost basis of fixed maturities and equity securities is adjusted for impairments in value deemed to be other-than-temporary.

     Factors considered in evaluating whether a decline in value is other than temporary include: (i) whether the decline is substantial; (ii) the duration that the fair value has been less than cost; and (iii) the financial condition and near-term prospects of the issuer. For equity securities, the Company also considers in its other-than temporary impairment ("OTTI") analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost. When it is determined that a decline in value is other-than-temporary, the carrying value of the equity security is reduced to its fair value with the associated realized loss reported in net investment gains (losses).

     With respect to fixed maturities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. The entire difference between the fixed maturity's cost and its fair value is recognized in earnings only when either the Company (i) has the intent to sell the fixed maturity security or (ii) more likely than not will be required to sell the fixed maturity security before its anticipated recovery. If neither of these two conditions exist, an OTTI would be recognized in earnings ("credit loss") for the difference between the amortized cost basis of the fixed maturity and the present value of projected future cash flows expected to be collected. If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit loss") would be recognized in other comprehensive income (loss) ("OCI"). The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment.

     The determination of cash flow estimates in the net present value is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions, and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults, recoveries upon liquidation of the underlying collateral securing the notes, and the financial condition of the issuer(s), credit enhancements and other third party guarantees. In addition, other information, such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

     The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, the impaired fixed maturity security is accounted for as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


on the new cost basis may be accreted into net investment income in future periods based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

     Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based on the estimated fair value of the collateral. Fair value is determined by discounting the projected cash flows for each property to determine the current net present value. The Company also has a general valuation allowance for probable incurred but not specifically identified losses. The general allowance is based on the Company's historical loss experience and other factors for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due. A valuation allowance is established for policy loan balances, including capitalized interest that exceeds the related policy's cash surrender value.

     Cash equivalents include investments that have remaining maturities of three months or less at date of purchase and are carried at fair value.

     Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are carried at fair value. Short-term investments are included in fixed maturities in the accompanying Consolidated Balance Sheet.

     Other investments consist primarily of direct investments in limited partnerships and limited liability companies, derivatives, real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are accounted for using the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, are carried at depreciated cost, net of write-downs for other-than-temporary declines in fair value. Properties held-for-sale are carried at the lower of depreciated cost or fair value, less estimated selling costs.

     In many cases, investment in limited partnerships and limited liability companies qualify as investment companies and apply specialized accounting practices, which results in unrealized gains and losses being recorded in the accompanying Consolidated Statement of Income. The Company retains the specialized accounting practice in consolidation. For such consolidated limited partnerships, the underlying investments, which may consist of various classes of assets, are aggregated and stated at fair value in other investments in the accompanying Consolidated Balance Sheet. For such limited partnerships accounted for under the equity method, the unrealized gains and losses from the underlying investments are reported in net investment income in the accompanying Consolidated Statement of Income.

     Collateralized third party commercial loans that management has the intent and ability to hold until maturity or payoff are reported at their outstanding unpaid principal balances reduced by any charge off or loss reserve and net of any deferred fees on originated loans, or unamortized premiums or discounts on purchased loans. At the time of funding of a loan, management determines the amount of the loan that will be held for sale. The syndication amounts have historically been sold within one year. Loans held-for-sale are carried at the lower of cost or fair value on an individual asset basis.

     Net investment gains (losses) on sales are generally computed using the specific identification method.

  VARIABLE INTEREST ENTITIES ("VIES")

     In the normal course of its activities, the Company enters into relationships with various special purpose entities and other entities that are deemed to be VIEs. A VIE is an entity that either (i) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control the entity, the obligation to absorb the entity's expected losses and the right to receive the entity's expected residual returns) or

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(ii) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE. If the Company determines that it stands to absorb a majority of the VIE's expected losses or to receive a majority of the VIE's expected residual returns, or both, the Company is deemed to be the VIE's "primary beneficiary" and is required to consolidate the VIE. The Company's investment in VIEs is discussed in Note 4 -- Investments.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities loaned are treated as financing arrangements, and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary.

     The Company enters into agreements to purchase and resell securities, and agreements to sell and repurchase securities for the purpose of enhancing income on the securities portfolio. Securities purchased under agreements to resell are treated as investing activities and are carried at fair value, including accrued interest. It is the Company's policy to generally take possession, or control, of the securities purchased under these agreements to resell. However, for tri-party repurchase agreements, the Company's designated custodian takes possession of the underlying collateral securities. Securities purchased under agreement to resell are reflected separately in the accompanying Consolidated Balance Sheet.

     Under agreements to sell and repurchase securities, the Company obtains the use of funds from a broker for generally one month. Assets to be repurchased are the same, or substantially the same, as the assets transferred. Securities sold under agreements to repurchase are treated as financing arrangements. Collateral received is invested in short-term investments with an offsetting collateral liability. The liability is included in other liabilities in the accompanying Consolidated Balance Sheet.

     The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

  DEFERRED POLICY ACQUISITION COSTS ("DAC")

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Consolidated Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts and certain agency expenses.

     For universal life and deferred annuity contracts, such costs are amortized in proportion to estimated gross profits over the effective life of those contracts. Changes in assumptions for all policies and contracts are reflected as retroactive adjustments in the current year's amortization. For these contracts the carrying amount of DAC is adjusted at each balance sheet date as if the unrealized investment gains or losses had been realized and included in the gross margins or gross profits used to determine current period amortization. The increase or decrease in DAC, due to unrealized investment gains or losses, is recorded in OCI. Beginning in 2009 for new business, the Company increased the expected life for universal life policies and deferred annuity contracts up to a maximum of 99 years.

     For single premium immediate annuities with life contingencies, all acquisition costs are charged to expense immediately because generally all premiums are received at the inception of the contract.

     The Company assesses internal replacements to determine whether such modifications significantly change the contract terms. When the modification substantially changes the contract, DAC is written off immediately through income and only new deferrable expenses associated with the replacements, are deferred. DAC written off at the date of lapse cannot be restored when a policy subsequently reinstates. If the contract modifications do not

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


substantially change the contract, DAC amortization on the original policy will continue and any acquisition costs associated with the related modification are expensed.

  SALES INDUCEMENTS

     For some deferred annuity products, the Company offers policyholders a bonus equal to a specified percentage of the policyholder's initial deposit and additional credits to the policyholder's account value related to minimum accumulation benefits, which are considered sales inducements in certain instances. The Company defers these aforementioned sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are reported in other assets in the accompanying Consolidated Balance Sheet.

  DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the characteristics of the transaction, including whether it has been designated and qualifies as part of a hedging relationship. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment losses in the accompanying Consolidated Statement of Income.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception by detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument are within 80% and 125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

     The Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires is sold, terminated, or exercised; (iii) the derivative is de-designated as a hedge instrument; (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge will no longer be effective. As a result, the Company will prospectively discontinue hedge accounting. During 2009 and 2008, the Company evaluated the creditworthiness of counterparties, and, except as discussed in Note 12 -- Derivative Financial Instruments and Risk Management; no issues were noted that led to a discontinuation of hedge accounting.

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of authoritative guidance related to derivatives and hedging: (i) interest rate swaps to convert fixed rate investments to floating rate investments and (ii) equity swaps to hedge the market price risk for common stock investments.

     For fair value hedges, the Company generally uses a qualitative assessment to assess hedge effectiveness, which matches the critical terms of the derivative with the underlying hedged item. For fair value hedges of equity investments, the Company uses regression analysis, which measures the correlation to the equity exposure being hedged. For fair value hedges, in which derivatives hedge the fair value of assets, changes in the fair value of derivatives are reflected in net investment gains and losses, together with changes in the fair value of the related hedged item. The Company's fair value hedges primarily hedge fixed maturity securities.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of the authoritative guidance related to derivatives and hedging: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities and (iii) interest rate swaps to hedge the interest rate risk associated with forecasted transactions. For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities and available-for-sale securities that are exposed to foreign exchange risk, the accounting treatment depends on the effectiveness of the hedge. To the extent the derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in OCI. These changes in fair value will be included in net investment gains (losses) or net investment income of future periods when earnings are also affected by the variability of the hedged cash flows. For hedges of assets or liabilities that are subject to transaction gains and losses under the authoritative guidance related to foreign currency, the change in fair value relative to the change in spot rates during the reporting period is reclassified and reported with the transaction gain or loss of the asset or liability being hedged. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains (losses). The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate.

     For cash flow hedges of interest rate risk, the Company uses either the short-cut method, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate.

     For cash flow hedges, hedge accounting is discontinued when it is probable that a forecasted transaction will not occur. In these cases, the derivative will continue to be carried on the balance sheet at its fair value, and gains (losses) that were accumulated in OCI will be recognized immediately in net investment gains (losses). When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and will be recognized when the transaction affects net income; however, prospective hedge accounting for the transaction is terminated. In all other cash flow hedge situations in which hedge accounting is discontinued, the gains and losses that were accumulated in OCI will be recognized immediately in net investment gains and losses and the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period net investment gains (losses).

  EMBEDDED DERIVATIVES

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in earnings. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value.

     For further information on the Company's derivative instruments and related hedged items and their effect on the Company's financial position, financial performance and cash flows see Note 12 -- Derivative Financial Instruments and Risk Management.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  POLICYHOLDERS' ACCOUNT BALANCES

     The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. This liability also includes amounts that have been assessed to compensate the insurer for services to be performed over future periods, and the fair value of embedded derivatives in the above contracts.

  FUTURE POLICY BENEFITS

     The Company's liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality, less the present value of future net premiums. For non-participating traditional life insurance and annuity products, expected mortality and lapse or surrender are generally based on the Company's historical experience or standard industry tables including a provision for the risk of adverse deviation. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves, if required, are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for the risk of adverse deviation. The Company's liability for policy claims includes a liability for unpaid claims and claim adjustment expenses. The Company does not establish loss reserves until a loss has occurred. However, unpaid claims and claim adjustment expenses include estimates of claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The Company's liability for future policy benefits also includes liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in Note 6 -- Policyholders' Liabilities.

  DEBT

     Debt is generally carried at unpaid principal balance. See Note 15 -- Fair Value Measurements for discussion on the fair value of debt.

  SEPARATE ACCOUNT ASSETS AND LIABILITIES

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission ("SEC"), and others that are not registered with the SEC. The separate accounts have varying investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2009 and 2008, all separate account assets are stated at fair value. The liability at December 31, 2009 and 2008 represents the policyholders' interest in the account, and include accumulated net investment income and realized and unrealized gains and losses on the assets.

  OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities, sales inducements and receivable from affiliates. Other liabilities consist primarily of collateral received on securities loaned, amounts payable for undelivered securities, payables to affiliates, net deferred tax liabilities and debt.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  RECOGNITION OF INSURANCE INCOME AND RELATED EXPENSES

     Premiums from annuity policies with life contingencies and from whole and term life policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by providing for liabilities for future policy benefits (as discussed in Note
6 -- Policyholders' Liabilities) and the deferral and subsequent amortization of policy acquisition costs.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in-force and, for annuities, in relation to the amount of expected future benefit payments. The Company did not have any excess profit for the years ended December 31, 2009, 2008 and 2007.

     Amounts received under deferred annuity and universal life type contracts are reported as deposits to policyholders' account balances (as discussed in Note 6 -- Policyholders' Liabilities). Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges, and are included as fee income in the accompanying Consolidated Statement of Income. In addition to fees, the Company earns investment income from the investment of policyholders' deposits in the Company's general account portfolio. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income over the period benefited using the same assumptions and factors used to amortize DAC. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums, universal life fee income, benefits and expenses are stated net of reinsurance ceded. Estimated reinsurance ceding allowances are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

     Net revenue from reinsurance primarily represents the experience rated refund, amortization of the deferred gain, and the reserve adjustment associated with the reinsurance business ceded to New York Life, as discussed in Note
10 -- Reinsurance. This net revenue adjustment excludes ceded universal life fees and ceded policyholder benefits, which are included on these respective lines in the accompanying Consolidated Statement of Income.

  FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis. Intercompany tax balances are generally settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets and liabilities are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared. Deferred income taxes are generally recognized based on enacted tax rates and a valuation allowance is recorded if it is more likely than not that any portion of the deferred tax asset will not be realized.

     In accordance with the authoritative guidance related to income taxes, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. The amount of tax benefit recognized for an uncertain tax position is the largest amount of benefit that is greater than 50 percent likely of being realized upon

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


settlement. Unrecognized tax benefits are included within other liabilities, and are charged to earnings in the period that such determination is made. The Company classifies interest and penalties related to tax uncertainties as income tax expense.

  FAIR VALUE MEASUREMENTS

     For fair values of various assets and liabilities refer to Note 15 -- Fair Value Measurements.

  BUSINESS RISKS AND UNCERTAINTIES

     The securities and credit markets have been experiencing extreme volatility and disruption and under certain interest rate scenarios, the Company could be subject to disintermediation risk and/or reduction in net interest spread or profit margins.

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. Furthermore, with respect to investments in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk, significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Certain of these investments lack liquidity, such as privately placed fixed income securities and other limited partnership interests. The Company also holds certain investments in asset classes that are liquid but have been experiencing significant market fluctuations, such as mortgage-backed and other asset-backed securities. If the Company was to require significant amounts of cash on short notice in excess of cash on hand and its portfolio of liquid investments, the Company could have difficulty selling these investments in a timely manner, be forced to sell them for less than they otherwise would have been able to realize, or both.

     In periods of high or increasing interest rates, life insurance policy loans and surrenders and withdrawals may increase as policyholders seek investments with higher perceived returns. This could result in cash outflows requiring the Company to sell invested assets at a time when the prices of those assets are adversely affected by the increase in market interest rates, which could cause the Company to suffer realized investment losses. In addition, when interest rates rise, the Company may face competitive pressure to increase crediting rates on certain insurance and annuity contracts, and such changes may occur more quickly than corresponding changes to the rates earned on the Company's general account investments.

     During periods of low or declining interest rates, the Company is contractually obligated to credit a fixed minimum rate of interest on almost all of the Company's life insurance and annuity policies. Should yields on new investments decline to levels below these guaranteed minimum rates for a long enough period, the Company may be required to credit interest to policyholders at a higher rate than the rate of return the Company earns on its portfolio of investments supporting those products, thus generating losses.

     Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no guarantee can be given that it will be successful in managing the effects of such volatility.

     Issuers or borrowers whose securities or loans the Company holds, customers, trading counterparties, counterparties under swaps and other derivative contracts, reinsurers, clearing agents, exchanges, clearing houses

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and other financial intermediaries and guarantors may default on their obligations to us due to bankruptcy, insolvency, lack of liquidity, adverse economic conditions, operational failure, fraud or other reasons. In addition, the underlying collateral supporting the Company structured securities, including mortgage-backed securities, may deteriorate or default causing these structured securities to incur losses.

     Weak equity market performance may adversely affect sales of variable products, cause potential purchasers of the Company's products to refrain from new or additional investments, and may cause current customers to surrender or redeem their current products and investments.

     Revenues of the Company's variable products are to a large extent based on fees related to the value of assets under management (except for its Elite Annuity product, where future revenue is based on adjusted premium payments). Consequently, poor equity market performance reduces fee revenues.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company establishes reserves for the expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly for some annuity products during the period when account values are less than guaranteed amounts.

     The Risk-Based Capital, or RBC ratio, is the primary measure by which regulators evaluate the capital adequacy of the Company. RBC is determined by statutory rules that consider risks related to the type and quality of invested assets, insurance-related risks associated with the Company's products, interest-rate risk and general business risks. A continuation or worsening of the disruptions in the capital markets could increase equity and credit losses and reduce the Company's statutory surplus and RBC ratio. To the extent the Company's statutory capital resources are deemed to be insufficient to maintain a particular rating by one or more rating agencies, the Company may seek to improve its capital position, including through operational changes and potentially capital from New York Life.

  THE COMPANY FACES SIGNIFICANT COMPETITION.

     The Company faces strong competition in its Life Insurance and Agency and Retirement Income Security businesses. The Company's ability to compete is based on a number of factors, including product features, investment performance, service, price, distribution capabilities, scale, commission structure, name recognition and financial strength ratings.

     New York Life's career agency force is the primary means by which it distributes life insurance products. In order to continue increasing life insurance sales, the Company must retain and attract additional productive career agents.

     Rating agencies assign the Company financial strength/claims paying ability ratings, based on their evaluations of the Company's ability to meet its financial obligations. These ratings indicate a rating agency's view of an insurance company's ability to meet its obligations to its insured. In certain of the Company's markets, ratings are important competitive factors of insurance companies. Rating organizations continue to review the financial performance and condition of insurers, including the Company. A significant downgrade in the Company's ratings could materially and adversely affect its competitive position in the life insurance market and increase its cost of funds.

  SIGNIFICANT ESTIMATES

     The development of policy reserves and DAC for the Company's products requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, expense, persistency and investment

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


experience. Actual results could differ from those estimates, which may result in an accelerated amortization of DAC or additional reserves. Management monitors actual experience and, where circumstances warrant, revises its assumptions and the related estimates for policy reserves and DAC where required by GAAP.

  REGULATORY DEVELOPMENTS IN THE MARKETS IN WHICH THE COMPANY OPERATES COULD AFFECT THE COMPANY'S BUSINESS.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulation, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. There are a number of current or potential regulatory measures that may affect the insurance industry. The Company is unable to predict whether any changes will be made, whether any administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The attractiveness to the Company's customers of many of its products is due, in part, to favorable tax treatment. Current federal income tax laws generally permit the tax-deferred accumulation of earnings on the premiums paid by the holders of annuities and life insurance products. Taxes, if any, are payable generally on income attributable to a distribution under the contract for the year in which the distribution is made. Death benefits under life insurance contracts are received free of federal income tax. Changes to the favorable tax treatment may reduce the attractiveness of the Company's products to its customers.

  CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

NOTE 3 -- RECENT ACCOUNTING PRONOUNCEMENTS

     In April 2009, the Financial Accounting Standards Board ("FASB") revised the authoritative guidance for the recognition and presentation of OTTI. This guidance amends previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities, and requires additional disclosures for OTTI on fixed maturity and equity securities in interim and annual financial statements. It requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded as other comprehensive income (loss). When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in other comprehensive income (loss) and not in earnings. There was no change for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security's cost or amortized cost and its fair value with a corresponding charge to earnings.

     Prior to the adoption of the OTTI guidance, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


maturity security for a period of time sufficient to allow for a recovery of fair value to the security's amortized cost basis. Also prior to the adoption of this guidance the entire difference between the fixed maturity security's amortized cost basis and its fair value was recognized in earnings if it was determined to have an OTTI.

     This guidance is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. The Company early adopted this guidance effective January 1, 2009 which resulted in an increase of $48 million, net of related DAC, policyholder liability and tax adjustments, to retained earnings with a corresponding decrease to AOCI to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at January 1, 2009.

     In August 2009, the FASB issued authoritative guidance for the fair value measurement of liabilities. This guidance includes valuation techniques which may be used for measuring fair value when a quoted price in an active market for the identical liability is not available, which includes one or more of the following valuation techniques (i) quoted prices for identical liability when traded as an asset; (ii) quoted prices for similar liabilities or similar liabilities when traded as an asset, or (iii) another valuation technique that is consistent with the fair value principles within GAAP, such as the income or market approach. It also clarifies the adjustments to market inputs that are appropriate for debt obligations that are restricted from being transferred to another obligor. This guidance is effective for the first reporting period beginning after issuance. The Company's adoption of this guidance effective December 31, 2009 did not have an impact on the Company's consolidated financial position or results of operations.

     In June 2009, the FASB issued authoritative guidance for, and on July 1, 2009 launched, the FASB's Accounting Standards Codification as the source of authoritative GAAP to be applied by nongovernmental entities. The Codification is not intended to change GAAP but is a new structure which takes accounting pronouncements and organizes them by accounting topic. This guidance is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Company's adoption of this guidance effective for the interim reporting period ending September 30, 2009 impacts the way the Company references GAAP accounting standards in the financial statements but has no impact on the consolidated financial statements.

     In June 2009, the FASB issued authoritative guidance which changes the analysis required to determine whether or not an entity is a VIE. In addition, the guidance changes the determination of the primary beneficiary of a VIE from a quantitative to a qualitative model. Under the new qualitative model, the primary beneficiary must have both the ability to direct the activities of the VIE and the obligation to absorb either losses or gains that could be significant to the VIE. This guidance also changes when reassessment is needed, as well as requires enhanced disclosures, including the effects of a company's involvement with a VIE on its financial statements. This guidance is effective for interim and annual reporting periods beginning after November 15, 2009. The Company will adopt this guidance effective January 1, 2010. The Company is currently assessing the impact of this guidance on the Company's consolidated financial position, results of operations, and financial statement disclosures.

     In June 2009, the FASB issued authoritative guidance which changes the accounting for transfers of financial assets, and is effective for transfers of financial assets occurring in interim and annual reporting periods beginning after November 15, 2009. It removes the concept of a qualifying special-purpose entity ("QSPE") from the guidance for transfers of financial assets and removes the exception from applying the guidance for consolidation of variable interest entities to qualifying special-purpose entities. It changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The guidance also defines "participating interest" to establish specific conditions for reporting a transfer of a portion of a financial asset as a sale. The Company will adopt this guidance effective January 1, 2010. The Company is currently assessing the impact of this guidance on the Company's consolidated financial position, results of operations, and financial statement disclosures.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In May 2009, the FASB issued authoritative guidance for subsequent events, which addresses the accounting for and disclosure of subsequent events not addressed in other applicable GAAP, including disclosure of the date through which subsequent events have been evaluated. The Company's adoption of this guidance, effective with the annual reporting period ended December 31, 2009, did not have a material effect on the Company's consolidated financial position or results of operations. The required disclosure of the date through which subsequent events have been evaluated is provided in Note 18 -- Subsequent Events.

     In April 2009, the FASB revised the authoritative guidance for fair value measurements and disclosures to provide guidance on (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities and (ii) identifying transactions that are not orderly. Further, this new guidance requires additional disclosures about fair value measurements. This guidance is effective for interim and annual reporting periods ending after June 15, 2009 with early adoption permitted for periods ending after March 15, 2009. The Company early adopted this guidance, effective January 1, 2009, however, it did not have a material impact on the Company's consolidated financial position or results of operations. The Company has incorporated all of the material required disclosures in its consolidated financial statements in Note 15 -- Fair Value Measurements.

     Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosure about objectives and strategies for using derivatives, quantitative disclosures about fair value of amounts of and gains and losses on derivatives instruments and disclosures about credit risk-related contingent features in derivative agreements. The enhanced disclosures required by this guidance are included in Note 12 -- Derivative Financial Instruments and Risk Management.

     In September 2008, the FASB issued authoritative guidance related to derivatives and hedging which, requires sellers of credit derivatives and certain guarantees to disclose (a) the nature of the credit derivative, the reason(s) for entering into the credit derivative, approximate term, performance triggers, and the current status of the performance risk; (b) the undiscounted maximum potential amount of future payments the seller could be required to make before considering any recoveries from recourse provisions or collateral; (c) the credit derivative's fair value; (d) the nature of any recourse provisions and any collateral assets held to ensure performance. This guidance also requires the above disclosures for hybrid instruments that contain embedded derivatives and disclosure of the current status of the guarantee's performance risk. This guidance is effective for the Company's 2008 annual consolidated financial statements. See Note 12 -- Derivative Financial Instruments and Risk Management, for additional disclosures of contracts where the Company participates as the seller of credit derivatives.

     In February 2008, the FASB issued authoritative guidance which delayed the effective date of guidance related to fair value measurements and disclosures to fiscal years beginning after November 15, 2008 for all non-financial assets and non-financial liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company adopted this guidance effective January 1, 2009. See Note 15 -- Fair Value Measurements for more information on fair value measurements.

     In January 2008, the FASB issued authoritative guidance with respect to the conditions that must be met in order to apply the shortcut method for assessing hedge effectiveness. This guidance was effective for hedging relationships designated on or after January 1, 2008. The Company's adoption of this guidance did not have an impact on the Company's consolidated financial position or results of operations.

     In February 2008, the FASB issued authoritative guidance related to recognition and de-recognition for a repurchase financing transaction, which is a repurchase agreement that relates to a previously transferred financial asset between the same counterparties that is entered into contemporaneously with or in contemplation of, the initial transfer. This guidance is effective for fiscal years beginning after November 15, 2008. This guidance is to be applied prospectively to new transactions entered into after the adoption date. This guidance did not impact the Company's consolidated financial statements upon adoption effective January 1, 2009.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In April 2007, the FASB issued authoritative guidance, which permitted companies to offset cash collateral receivables or payables with net derivative positions under certain circumstances. The Company's adoption of this guidance, effective January 1, 2008, did not have an effect on the Company's consolidated financial position or results of operations.

     In February 2007, the FASB issued authoritative guidance related to fair value option. This guidance permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. A company should report unrealized gains and losses on items for which the fair value option has been elected in earnings. This guidance also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The Company did not elect the fair value option for any financial assets or financial liabilities.

     In September 2006, the FASB issued authoritative guidance related to fair value measurements and disclosures. This guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures around fair value measurements. This guidance does not require any new fair value measurements, but the application of this guidance could change current practices in determining fair value. The Company adopted this guidance effective January 1, 2008. See Note 15 -- Fair Value Measurements for more information on fair value measurements.

     In July 2006, the FASB issued authoritative guidance that prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return. This guidance is effective for fiscal years beginning after December 15, 2006. On February 1, 2008 the FASB issued additional guidance which delayed the effective date for non-public entities to periods beginning after December 15, 2007 with early adoption permitted. The Company early adopted this guidance as of January 1, 2007. The cumulative effect of the adoption of this guidance as of January 1, 2007, resulted in a decrease to retained earnings and an increase to the Company's tax liability of $39 million.

     In February 2006, the FASB issued authoritative guidance which removes an exception from the requirement to bifurcate an embedded derivative feature from a beneficial interest in securitized financial assets. This guidance also provides an irrevocable election to measure at fair value an entire hybrid financial instrument that contains an embedded derivative requiring bifurcation, on an instrument-by-instrument basis, rather than measuring only the embedded derivative on a fair value basis. The Company has used the exception for investments made in securitized financial assets in the normal course of operations, and thus has not previously had to consider whether such investments contain an embedded derivative. The new requirement to identify embedded derivatives in beneficial interests is required to be applied on a prospective basis only to beneficial interests acquired, issued, or subject to certain remeasurement conditions after the adoption date of the new guidance. The Company adopted this guidance effective January 1, 2007. The Company's adoption of this guidance did not have a material effect on the Company's consolidated financial statements. The Company elected to measure at fair value certain financial instruments that contained an embedded derivative that would otherwise require bifurcation. These amounts were included in fixed maturities -- trading securities in the accompanying Consolidated Balance Sheet and totaled $64 million at December 31, 2007.

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued authoritative guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. This guidance defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This guidance is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Under this guidance, exchanges of deferred annuity contracts are generally considered substantially unchanged contracts and DAC is not written off. Prior to the adoption of this guidance, the Company accounted for exchanges of deferred annuities as replacements and wrote off the DAC. The Company adopted this guidance on January 1, 2007, which resulted in an increase to retained earnings of $13 million, net of income taxes.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 4 -- INVESTMENTS

  FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2009 and 2008, by contractual maturity, is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

                                                   2009                  2008
                                           -------------------   -------------------
                                           AMORTIZED     FAIR    AMORTIZED     FAIR
AVAILABLE-FOR-SALE                            COST      VALUE       COST      VALUE
------------------                         ---------   -------   ---------   -------
Due in one year or less..................   $ 1,754    $ 1,788    $ 1,485    $ 1,464
Due after one year through five years....    13,799     14,367     12,417     11,626
Due after five years through ten years...    11,712     12,045      9,217      8,066
Due after ten years......................     5,057      5,141      4,213      4,039
Mortgage and asset-backed securities:
  U.S. Government or U.S. Government
     agency..............................       816        835        671        690
  Residential mortgage-backed
     securities..........................    15,765     15,258     10,549      9,706
  Commercial mortgage-backed securities..     5,070      4,905      4,896      3,856
  Other asset-backed securities..........     2,957      2,899      2,009      1,803
Redeemable preferred securities..........         9         10         76         58
                                            -------    -------    -------    -------
  TOTAL AVAILABLE-FOR-SALE...............   $56,939    $57,248    $45,533    $41,308
                                            =======    =======    =======    =======



     At December 31, 2009 and 2008, the distribution of gross unrealized gains and losses on investments in fixed maturities were as follows (in millions):

                                                              2009
                                   ----------------------------------------------------------
                                   AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED   OTTI IN
AVAILABLE-FOR-SALE                    COST        GAINS       LOSSES     FAIR VALUE   AOCI(1)
------------------                 ---------   ----------   ----------   ----------   -------
U.S. Treasury and U.S. Government
  corporations and agencies......   $ 3,035      $   33       $   69       $ 2,999     $  --
U.S. agencies, state and
  municipal......................       715          19            9           725        --
Foreign governments..............       731          55            4           782        --
U.S. corporate...................    22,584       1,006          241        23,349        --
Foreign corporate................     6,073         303           55         6,321        --
Residential mortgage-backed
  securities.....................    15,765         346          853        15,258      (205)
Commercial mortgage-backed
  securities.....................     5,070          91          256         4,905        (5)
Asset-backed securities(2).......     2,957          53          111         2,899        (8)
Redeemable preferred securities..         9           1           --            10        --
                                    -------      ------       ------       -------     -----
  TOTAL AVAILABLE-FOR-SALE.......   $56,939      $1,907       $1,598       $57,248     $(218)
                                    =======      ======       ======       =======     =====



--------

(1) Represents the amount of OTTI losses in AOCI, which starting January 1, 2009, was not included in earnings pursuant to authoritative guidance. Amount excludes $40 million of net unrealized gains on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

(2)  Includes auto loans, credit cards, education loans and other asset types.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                              2008
                                   ----------------------------------------------------------
                                   AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED   OTTI IN
AVAILABLE-FOR-SALE                    COST        GAINS       LOSSES     FAIR VALUE     AOCI
------------------                 ---------   ----------   ----------   ----------   -------
U.S. Treasury and U.S. Government
  corporations and agencies......   $ 2,432       $148        $    5       $ 2,575      $--
U.S. agencies, state and
  municipal......................       308          8            10           306       --
Foreign governments..............       577         87            14           650       --
U.S. corporate...................    19,636        235         2,094        17,777
Foreign corporate................     5,049         38           510         4,577       --
Residential mortgage-backed
  securities.....................    10,549        237         1,080         9,706
Commercial mortgage-backed
  securities.....................     4,897          4         1,045         3,856       --
Asset-backed securities(1).......     2,009          6           212         1,803       --
Redeemable preferred securities..        76         --            18            58       --
                                    -------       ----        ------       -------      ---
  TOTAL AVAILABLE-FOR-SALE.......   $45,533       $763        $4,988       $41,308      $--
                                    =======       ====        ======       =======      ===



--------

(1)  Includes auto loans, credit cards, education loans and other asset types.

     At December 31, 2009 and 2008, the Company had $313 million and $10 million, respectively, in contractual obligations to acquire additional private placement securities.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. In the event collectability of interest is uncertain, accrual of interest income will cease and income will be recorded when and if received.

     Investments in bonds that have been non-income producing for the last twelve months totaled $2 million and less than $1 million at December 31, 2009 and 2008, respectively. These investments have been deemed other than temporarily impaired.

  EQUITY SECURITIES

     At December 31, 2009 and 2008, the distribution of gross unrealized gains and losses on available-for-sale equity securities were as follows (in millions):

                                                    UNREALIZED   UNREALIZED    ESTIMATED
                                            COST       GAINS       LOSSES     FAIR VALUE
                                           ------   ----------   ----------   ----------
2009.....................................  $   36       $11          $--        $   47
2008.....................................  $1,096       $39          $ 2        $1,133


  MORTGAGE LOANS

     The Company's mortgage loan investments are diversified by property type, location and borrower and are collateralized by the related property.

     At December 31, 2009 and 2008, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $161 million and $109 million, respectively, at fixed and floating interest rates ranging from 3.92% to 7.13% in 2009, and fixed and floating interest rates ranging from 2.28% to 7.00% in 2008. These commitments are diversified by property type and geographic region.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

     At December 31, 2009 and 2008, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                      2009               2008
                                                ----------------   ----------------
                                                CARRYING    % OF   CARRYING    % OF
                                                  VALUE    TOTAL     VALUE    TOTAL
                                                --------   -----   --------   -----
PROPERTY TYPE:
  Office buildings............................   $1,736     30.0%   $1,637     29.0%
  Retail facilities...........................    1,182     20.5%      986     17.4%
  Industrial..................................    1,111     19.2%      905     16.0%
  Apartment buildings.........................      853     14.8%      931     16.5%
  Residential.................................      840     14.5%    1,134     20.1%
  Other.......................................       57      1.0%       60      1.0%
                                                 ------    -----    ------    -----
     TOTAL....................................   $5,779    100.0%   $5,653    100.0%
                                                 ======    =====    ======    =====
GEOGRAPHIC REGION:
  Central.....................................   $1,511     26.1%   $1,574     27.9%
  Pacific.....................................    1,386     24.0%    1,508     26.7%
  South Atlantic..............................    1,410     24.4%    1,251     22.1%
  Middle Atlantic.............................    1,176     20.4%    1,093     19.3%
  New England.................................      296      5.1%      227      4.0%
                                                 ------    -----    ------    -----
     TOTAL....................................   $5,779    100.0%   $5,653    100.0%
                                                 ======    =====    ======    =====



     The activity in the mortgage loan specific and general reserves as of December 31, 2009, 2008 and 2007 is summarized below (in millions):

                                                           2009   2008   2007
                                                           ----   ----   ----
Beginning balance........................................   $13    $ 9    $7
Additions charged to operations..........................    43      4     2
Direct writedowns........................................    (2)    --    --
                                                            ---    ---    --
ENDING BALANCE...........................................   $54    $13    $9
                                                            ===    ===    ==


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER INVESTMENTS

     The components of other investments as of December 31, 2009 and 2008 were as follows (in millions):

                                                             2009     2008
                                                            ------   ------
New York Life Short Term Fund.............................  $  968   $  698
Collateralized third party loans..........................     351      353
Limited partnerships/Limited liability companies..........     312      320
Derivatives...............................................     230      118
Investments, at fair value, of consolidated investment
  company.................................................     137       --
Other invested assets.....................................      16       26
                                                            ------   ------
  TOTAL OTHER INVESTMENTS.................................  $2,014   $1,515
                                                            ======   ======



     The New York Life Short Term Fund ("STIF") was formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a pooled fund managed by New York Life Investment Management LLC ("NYL Investments"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries of New York Life.

     Net unrealized investment losses on limited partnerships and limited liability companies that do not apply specialized industry company accounting aggregated $2 million and $8 million for the years ended December 31, 2009 and 2008, respectively, and were recorded as a component of AOCI in the accompanying Consolidated Balance Sheet.

     Unfunded commitments on limited partnerships, limited liability companies and collateralized third party loans amounted to $181 million and $671 million at December 31, 2009 and 2008, respectively.

     Investments, at fair value, of consolidated investment company consist primarily of fixed maturities.

     There was no accumulated depreciation on real estate for December 31, 2009 or 2008. There was no depreciation expense for the year ended December 31, 2009. Depreciation expense for the years ended December 31, 2008 and 2007 totaled less than $1 million and was recorded as a component of net investment income in the accompanying Consolidated Statement of Income.

  VIES

     The Company may invest in debt or equity securities issued by certain asset-backed investment vehicles (commonly referred to as collateralized debt obligations, or "CDOs"). CDOs raise capital by issuing debt and equity securities, and use the proceeds to purchase investments, typically interest-bearing financial instruments. The Company's maximum exposure to loss resulting from its relationship with the CDOs is limited to its investment in the CDOs.

     The Company generally performed an expected loss/return analysis for those CDOs sponsored by an affiliate to determine whether it was the primary beneficiary in the CDO. Using a Top-Down method, the cash flows are allocated to each variable interest based on seniority for each of the probability weighted cash flow scenarios used to determine an entity's expected losses. The expected losses and expected residual returns of each variable interest holder from each cash flow scenario are then aggregated to determine which party (if any) absorbs the majority of the total expected losses or has the rights to the majority of the total expected residual returns. The Company was determined not to be the primary beneficiary of the VIEs invested in as of December 31, 2009 and 2008. The investments in these CDOs are included in asset-backed securitizations and equity in asset-backed securitizations in the table below.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In addition, in the normal course of its activities, the Company will invest in structured investments, some of which are VIEs. These structured investments typically invest in fixed income investments and are managed by a third party. The Company's maximum exposure to loss on these structured investments is limited to the amount of its investment.

     The Company performed a qualitative analysis to determine if the subordination features would result in the Company absorbing a majority of the expected losses of the issuing entity. In reviewing the deal documents including trust agreements, limited partnership agreements and purchase agreements, the Company determined that they are the primary beneficiary of one structured investment.

     This VIE consists of a trust established for purchasing receivables from the U.S. Department of Energy related to Energy Savings Performance Contracts and issuing certificates representing the right to those receivables. The table below reflects (in millions) the carrying amount and balance sheet classification of the assets and liabilities of consolidated VIEs. The creditors of these VIEs do not have recourse to the Company in excess of the assets contained within the VIE.

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2009   2008
                                                               ----   ----
Cash.........................................................   $14    $--
Other investments............................................    38     --
                                                                ---    ---
  TOTAL ASSETS OF CONSOLIDATED VIE...........................   $52    $--
                                                                ===    ===
Other liabilities............................................    15     --
                                                                ---    ---
  TOTAL LIABILITIES OF CONSOLIDATED VIE......................   $15    $--
                                                                ===    ===



     The following table presents (in millions) the Company's maximum exposure to loss relating to its investments which are deemed significant variable interests for which the Company is not the primary beneficiary and therefore the investments are not consolidated.

                                                                 MAXIMUM
                                                               EXPOSURE TO
                                                                   LOSS
                                                               -----------
                                                               2009   2008
                                                               ----   ----
Asset-backed securitizations.................................   $12    $22
Private placement structured notes...........................    63     61
Other investments:
  Equity in asset-backed securitizations.....................     1      2
  Limited partnerships.......................................     1      2
                                                                ---    ---
     TOTAL...................................................   $77    $87
                                                                ===    ===



     For VIEs that did not require consolidation, management determined the Company was not the primary beneficiary. Accordingly, these VIEs are subject to ongoing review for impairment and for events that may cause management to reconsider whether or not it is the primary beneficiary of these VIEs. Investments in these VIEs represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in the VIEs in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $13 million and $4 million at December 31, 2009 and 2008, respectively, were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities in the accompanying Consolidated Balance Sheet.

NOTE 5 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2009, 2008 and 2007 were as follows (in millions):

                                                       2009     2008     2007
                                                      ------   ------   ------
Fixed maturities....................................  $2,869   $2,458   $2,308
Equity securities...................................      18        6        8
Mortgage loans......................................     338      316      271
Policy loans........................................      54       52       48
Other investments...................................      45        1       54
                                                      ------   ------   ------
  Gross investment income...........................   3,324    2,833    2,689
Investment expenses.................................     (59)     (78)    (111)
                                                      ------   ------   ------
  NET INVESTMENT INCOME.............................  $3,265   $2,755   $2,578
                                                      ======   ======   ======



     For the years ended December 31, 2009, 2008 and 2007, net investment losses were as follows (in millions):

                                                         2009    2008   2007
                                                        -----   -----   ----
Fixed maturities
  Total OTTI losses...................................  $(397)  $(331)  $(51)
  Portion of loss recognized in AOCI, pre-tax.........    241      --     --
                                                        -----   -----   ----
  Net OTTI losses on fixed maturities recognized in
     earnings.........................................  $(156)  $(331)  $(51)
  All other gains (losses)............................     33     (73)   (18)
                                                        -----   -----   ----
Fixed maturities, net.................................  $(123)  $(404)  $(69)
Equity securities.....................................     98      (8)     1
Mortgage loans........................................    (52)     (4)    (3)
Derivative instruments................................      6      11     10
Other investments.....................................    (14)     (1)    (5)
                                                        -----   -----   ----
  NET INVESTMENT LOSSES...............................  $ (85)  $(406)  $(66)
                                                        =====   =====   ====



     The net gain on fixed maturity trading securities amounted to $6 million for December 31, 2009. For December 31, 2008 and 2007, the net losses on fixed maturity trading securities amounted to $11 million and $4 million, respectively. Trading gains and losses are included in net investment losses in the accompanying Consolidated Statement of Income.

     Realized gains on sales of available-for-sale fixed maturities were $218 million, $131 million and $100 million for the years ended December 31, 2009, 2008 and 2007, respectively; and realized losses were $191 million, $193 million and $114 million, respectively. Realized gains on sales of available-for-sale equity securities were $173 million, $1 million and $1 million for the years ended December 31, 2009, 2008 and 2007, respectively, and realized losses were $71 million, less than $1 million and $0, respectively.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Losses from OTTI on equity securities (included in net investment losses on equity securities above) were $4 million, $9 million and less than $1 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     The following tables present the Company's gross unrealized losses and fair values for fixed maturities and equities with, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position, at December 31, 2009 and 2008 (in millions):

                                                                  2009
                                   -----------------------------------------------------------------
                                       LESS THAN 12           GREATER THAN
                                         MONTHS(1)             12 MONTHS                TOTAL
                                   --------------------   -------------------   --------------------
                                     FAIR    UNREALIZED    FAIR    UNREALIZED     FAIR    UNREALIZED
                                    VALUE      LOSSES      VALUE     LOSSES      VALUE      LOSSES
                                   -------   ----------   ------   ----------   -------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S.
     Government corporations and
     agencies....................  $ 2,048      $ 68      $   12     $    1     $ 2,060     $   69
  U.S. agencies, state and
     municipal...................      188         3          30          6         218          9
  Foreign governments............       44         1          18          3          62          4
  U.S. corporate.................    2,422        48       2,701        193       5,123        241
  Foreign corporate..............      642        15         509         40       1,151         55
  Residential mortgage-backed
     securities..................    5,218       339       1,887        514       7,105        853
  Commercial mortgage-backed
     securities..................      545        12       2,067        244       2,612        256
  Asset-backed securities........      492        30         394         81         886        111
  Other..........................       --        --          --         --          --         --
                                   -------      ----      ------     ------     -------     ------
  TOTAL FIXED MATURITIES.........   11,599       516       7,618      1,082      19,217      1,598
                                   -------      ----      ------     ------     -------     ------
EQUITIES
  Common stock...................        3          *         --         --           3           *
                                   -------      ----      ------     ------     -------     ------
  TOTAL EQUITIES.................        3        --          --         --           3         --
                                   -------      ----      ------     ------     -------     ------
  TOTAL..........................  $11,602      $516      $7,618     $1,082     $19,220     $1,598
                                   =======      ====      ======     ======     =======     ======



--------

*    Unrealized loss is less than $1 million.

(1) The aging of the unrealized losses as of December 31, 2009 was reset back to the date the security would have been first impaired by the adoption of new authoritative guidance.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  2008
                                   -----------------------------------------------------------------
                                                              GREATER THAN
                                    LESS THAN 12 MONTHS        12 MONTHS                TOTAL
                                   --------------------   -------------------   --------------------
                                     FAIR    UNREALIZED    FAIR    UNREALIZED     FAIR    UNREALIZED
                                    VALUE      LOSSES      VALUE     LOSSES      VALUE      LOSSES
                                   -------   ----------   ------   ----------   -------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S.
     Government corporations and
     agencies....................  $   156     $    2     $   20     $    3     $   176     $    5
  U.S. agencies, state and
     municipal...................       51          9         11          1          62         10
  Foreign governments............       56         12         14          2          70         14
  U.S. corporate.................    8,373        942      3,625      1,152      11,998      2,094
  Foreign corporate..............    2,621        247        890        263       3,511        510
  Residential mortgage-backed
     securities..................    1,997        590        922        490       2,919      1,080
  Commercial mortgage-backed
     securities..................    2,773        679        798        366       3,571      1,045
  Asset-backed securities........    1,311        130        316         82       1,627        212
  Redeemable preferred
     securities..................       22          7         35         11          57         18
                                   -------     ------     ------     ------     -------     ------
  TOTAL FIXED MATURITIES.........   17,360      2,618      6,631      2,370      23,991      4,988
                                   -------     ------     ------     ------     -------     ------
EQUITIES
  Common stock...................       44          2         --         --          44          2
                                   -------     ------     ------     ------     -------     ------
  TOTAL EQUITIES.................       44          2         --         --          44          2
                                   -------     ------     ------     ------     -------     ------
  TOTAL..........................  $17,404     $2,620     $6,631     $2,370     $24,035     $4,990
                                   =======     ======     ======     ======     =======     ======



     At December 31, 2009, the unrealized loss amount consisted of approximately 2,774 different fixed-maturity securities and 23 equity securities.

     Fixed maturities that were in a continuous unrealized loss position for less than twelve months at December 31, 2009, totaled $516 million or 32% of the Company's total fixed maturities unrealized losses, and securities in a continuous unrealized loss position greater than twelve months totaled $1,082 million or 68% of the Company's total fixed maturities unrealized losses. Of the total amount of fixed maturities unrealized losses, $976 million or 61% is related to unrealized losses on investment grade fixed maturities. Investment grade is defined as a security having a credit rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"); or a comparable internal rating if an externally provided rating is not available. Unrealized losses on fixed maturity securities with a rating below investment grade represent $622 million or 39% of the Company's total fixed maturities unrealized losses at December 31, 2009.

     The amount of gross unrealized losses for fixed maturities where the fair value had declined 20% or more of amortized cost totaled $875 million. The amount of time that each of these securities has continuously been 20% or more below amortized cost consist of $304 million for 6 months or less, $72 million for greater than 6 months through 12 months and $499 million for greater than 12 months. In accordance with the Company's impairment policy, the Company performed quantitative and qualitative "money-good" analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not take an impairment when it did not have the intent to sell the security or it was more likely than no that it would not be required to sell the security before its anticipated recovery.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Corporate Bonds. U.S. Corporate securities with a fair value below 80% of the security's amortized cost totaled $54 million or 3% of the total unrealized losses on fixed maturities. Foreign corporate securities with a fair value below 80% of the security's amortized cost totaled $7 million or less than 1% of the total unrealized loss on fixed maturities. The overall improvement in the Company's fixed maturity investments generally reflects higher market prices, mainly due to credit spread tightening throughout the year. While the losses were spread across all industry sectors, the largest sectors with unrealized losses on securities with a fair value below 80% of the security's amortized cost include Finance ($12 million), Gaming and Leisure ($11 million), Banks ($10 million), Real Estate Investment Trusts ("REITs") ($9 million) and Utilities ($8 million). These securities are evaluated in accordance with the Company's impairment policy. Because the securities continue to meet their contractual payments and the Company did not have the intent to sell the security nor was it more likely than not that it would be required to sell the security before its anticipated recovery, the Company did not consider these investments to be other than temporarily impaired.

     Mortgage-Backed Securities. Residential mortgage-backed securities that were priced below 80% of the security's amortized cost represented $632 million or 74% of total unrealized losses on residential mortgage-backed securities. Commercial mortgage-backed securities that were priced below 80% of the security's amortized cost represented $95 million or 37% of total unrealized losses on commercial mortgage-backed securities. The majority of the Company's residential and commercial holdings (approximately 88% and 99%, respectively) are investment grade and management believes all transactions remain well collateralized. The Company measures its mortgage-backed portfolio for impairments based on the security's credit rating and whether the security has an unrealized loss. For securities rated below AA at acquisition, when the fair value of the security is below amortized cost and there are negative changes in estimated future cash flows, the security is deemed other than temporarily impaired and a realized loss is recognized in net investments gains in the accompanying Consolidated Statement of Income. The company also evaluates mortgage-backed securities for other- than-temporary impairments in accordance with its impairment policy using cash flow modeling techniques coupled with an evaluation of facts and circumstances. The Company did not have the intent to sell the security nor was it more likely than not that it would be required to sell the security before its anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Asset-Backed Securities. Similar to mortgage-backed securities, the Company measures its asset-backed portfolio for impairments based on the security's credit rating and whether the security has an unrealized loss. For securities rated below AA at acquisition, when the fair value of a security is below amortized cost and there are negative changes in estimated future cash flows, the security is deemed other than temporarily impaired and a realized loss is recognized in net investment gains in the accompanying Consolidated Statement of Income. The Company also evaluates asset-backed securities for other than temporary impairments based on facts and circumstances and in accordance with the Company's impairment policy. Asset-backed securities that were priced below 80% of the security's amortized cost represented $75 million or 68% of the total unrealized losses for asset-backed securities. The Company did not have the intent to sell its investments nor was it more likely than not that it would be required to sell the investments before its anticipated recovery in value, therefore the Company did not consider these investments to be other than temporarily impaired.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the Consolidated Balance Sheet as a component of AOCI. Changes in these amounts include reclassification adjustments for prior period net unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment losses in the accompanying Consolidated Statement of Income.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of net unrealized investment gains (losses) reported in OCI at December 31, 2009, 2008 and 2007 are as follows (in millions):

                                                        2009     2008    2007
                                                       -----   -------   ----
Fixed maturity securities, available for sale-all
  other..............................................  $ 488   $(4,225)  $186
Fixed maturity securities on which an OTTI loss has
  been recognized....................................   (179)       --     --
                                                       -----   -------   ----
  Total fixed maturity securities....................    309    (4,225)   186
Equity securities, available for sale................     11        37      3
Derivatives designed as cash flow hedges.............    (10)       33     (2)
Other investments....................................     (2)       (3)   (10)
                                                       -----   -------   ----
  Subtotal...........................................    308    (4,158)   177
Amounts recognized for:
  Policyholders' account balances and future policy
     benefits........................................      4       (56)     9
  Other assets (sales inducements)...................     (5)       55      1
  Deferred policy acquisition costs..................   (137)      871    (41)
  Deferred taxes.....................................    (59)    1,151    (51)
                                                       -----   -------   ----
NET UNREALIZED GAINS (LOSSES) ON INVESTMENTS.........  $ 111   $(2,137)  $ 95
                                                       =====   =======   ====


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The net unrealized gains (losses) on fixed maturity securities for the years ended December 31, 2009, 2008 and 2007, are represented separately for amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows (in millions):

NET UNREALIZED INVESTMENT GAINS & LOSSES ON FIXED MATURITY SECURITY ON WHICH AN OTTI LOSS HAS BEEN RECOGNIZED

                                                                                                                ACCUMULATED
                                                                                                                   OTHER
                                                                                                               COMPREHENSIVE
                                                                               POLICYHOLDERS'     DEFERRED     INCOME (LOSS)
                                                                                   ACCOUNT         INCOME     RELATED TO NET
                             NET UNREALIZED                        DEFERRED     BALANCES AND        TAX         UNREALIZED
                             GAINS (LOSSES)    DEFERRED POLICY      SALES       FUTURE POLICY   (LIABILITY)     INVESTMENT
                             ON INVESTMENTS   ACQUISTION COSTS   INDUCEMENTS      BENEFITS        BENEFIT     GAINS (LOSSES)
                             --------------   ----------------   -----------   --------------   -----------   --------------
BALANCE, DECEMBER 31,
  2008.....................       $  --              $--             $--             $--            $ --           $  --
Cumulative impact of the
  adoption of new
  authoritative guidance on
  January 1, 2009..........         (17)               4              --              --               5              (8)
Net investment gains
  (losses) on investments..        (238)              --              --              --              83            (155)
Reclassification adjustment
  for (gains) losses
  included in net income...         253               --              --              --             (88)            165
Reclassification adjustment
  for OTTI losses excluded
  from net income(1).......        (177)              --              --              --              62            (115)
Impact of net unrealized
  investment (gains) losses
  on deferred policy
  acquisition costs and
  deferred sales
  inducements..............          --               63               2              --             (23)             42
Impact of net unrealized
  investment (gains) losses
  on future policy
  benefits.................          --               --              --              (2)              1              (1)
                                  -----              ---             ---             ---            ----           -----
BALANCE, DECEMBER 31,
  2009.....................       $(179)             $67             $ 2             $(2)           $ 40           $ (72)
                                  =====              ===             ===             ===            ====           =====



--------

(1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

ALL OTHER NET UNREALIZED INVESTMENT GAINS & LOSSES IN AOCI

                                                                                                                  ACCUMULATED
                                                                                                                     OTHER
                                                                                                                 COMPREHENSIVE
                                                                                 POLICYHOLDERS'     DEFERRED     INCOME (LOSS)
                                                                                     ACCOUNT         INCOME     RELATED TO NET
                              NET UNREALIZED                         DEFERRED     BALANCES AND        TAX         UNREALIZED
                              GAINS (LOSSES)     DEFERRED POLICY      SALES       FUTURE POLICY   (LIABILITY)     INVESTMENT
                            ON INVESTMENTS(1)   ACQUISTION COSTS   INDUCEMENTS      BENEFITS        BENEFIT     GAINS (LOSSES)
                            -----------------   ----------------   -----------   --------------   -----------   --------------
BALANCE, DECEMBER 31,
  2006....................       $   137             $   (19)          $  5           $ (5)         $   (41)        $    77
Net investment gains
  (losses) on investments
  arising during the
  period..................            63                  --             --             --              (22)             41
Reclassification
  adjustment for (gains)
  losses included in net
  income..................           (23)                 --             --             --                8             (15)
Impact of net unrealized
  investment (gains)
  losses on deferred
  policy acquisition costs
  and deferred sales
  inducements.............            --                 (22)            (4)            --                9             (17)
Impact of net unrealized
  investment (gains)
  losses on future policy
  benefits................            --                                                14               (5)              9
                                 -------             -------           ----           ----          -------         -------
BALANCE, DECEMBER 31,
  2007....................           177                 (41)             1              9              (51)             95
Net investment gains
  (losses) on investments
  arising during the
  period..................        (4,100)                 --             --             --            1,435          (2,665)
Reclassification
  adjustment for (gains)
  losses included in net
  income..................          (235)                 --             --             --               82            (153)
Impact of net unrealized
  investment (gains)
  losses on deferred
  policy acquisition costs
  and deferred sales
  inducements.............            --                 912             54             --             (338)            628
Impact of net unrealized
  investment (gains)
  losses on future policy
  benefits................            --                                               (65)              23             (42)
                                 -------             -------           ----           ----          -------         -------

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                                                                  ACCUMULATED
                                                                                                                     OTHER
                                                                                                                 COMPREHENSIVE
                                                                                 POLICYHOLDERS'     DEFERRED     INCOME (LOSS)
                                                                                     ACCOUNT         INCOME     RELATED TO NET
                              NET UNREALIZED                         DEFERRED     BALANCES AND        TAX         UNREALIZED
                              GAINS (LOSSES)     DEFERRED POLICY      SALES       FUTURE POLICY   (LIABILITY)     INVESTMENT
                            ON INVESTMENTS(1)   ACQUISTION COSTS   INDUCEMENTS      BENEFITS        BENEFIT     GAINS (LOSSES)
                            -----------------   ----------------   -----------   --------------   -----------   --------------
BALANCE, DECEMBER 31,
  2008....................        (4,158)                871             55            (56)           1,151          (2,137)
Cumulative impact of the
  adoption of new
  authoritative guidance
  on January 1, 2009......           (78)                 17              1             (1)              21             (40)
Net investment gains
  (losses) on investments
  arising during the
  period..................         5,257                  --             --             --           (1,840)          3,417
Reclassification
  adjustment for (gains)
  losses included in net
  income..................          (711)                 --             --             --              249            (462)
Reclassification
  adjustment for OTTI
  losses excluded from net
  income(2)...............           177                  --             --             --              (62)            115
Impact of net unrealized
  investment (gains)
  losses on deferred
  policy acquisition costs
  and deferred sales
  inducements.............            --              (1,092)           (63)            --              404            (751)
Impact of net unrealized
  investment (gains)
  losses on future policy
  benefits................            --                  --             --             63              (22)             41
                                 -------             -------           ----           ----          -------         -------
BALANCE, DECEMBER 31,
  2009....................       $   487             $  (204)          $ (7)          $  6          $   (99)        $   183
                                 =======             =======           ====           ====          =======         =======



--------

(1)  Includes cash flow hedges. See Note 13 for information on cash flow hedges.

(2) Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following roll forward provides a breakdown of the cumulative credit loss component of OTTI loss recognized in earnings of fixed maturity securities still held for which a portion of the loss was recognized as OCI (in millions):

                                                            FOR THE YEAR ENDED
                                                             DECEMBER 31, 2009
                                                            ------------------
BALANCE, DECEMBER 31, 2008................................         $ --
ADDITIONS
  Credit losses remaining in retained earnings related to
     the change in accounting principle...................           88
  Credit loss impairment recognized in the current period
     on securities previously not impaired................           24
  Additional credit loss impairments recognized in the
     current period on securities previously impaired.....           68
REDUCTIONS
  Credit loss impairments previously recognized on
     securities which mature, paid down, prepaid or sold
     during the period....................................            9
                                                                   ----
BALANCE, DECEMBER 31, 2009................................         $171
                                                                   ====



NOTE 6 -- POLICYHOLDERS' LIABILITIES

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2009 and 2008 were as follows (in millions):

                                                            2009      2008
                                                          -------   -------
Deferred annuities......................................  $35,157   $28,776
Universal life contracts................................   19,893    18,870
Supplementary contracts without life contingencies......      338       282
Unearned revenue liability..............................      350       371
Guaranteed Minimum Accumulation Benefit.................      235       316
Other...................................................      295       151
                                                          -------   -------
  TOTAL POLICYHOLDERS' ACCOUNT BALANCES.................  $56,268   $48,766
                                                          =======   =======



     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable.

     Unearned revenue liability represents amounts that have been assessed to compensate the insurer for services to be performed over future periods.

     The Guaranteed Minimum Accumulation Benefit ("GMAB") is the fair value of embedded derivatives on deferred annuity contracts.

     At December 31, 2009 and 2008, of the total policyholders' account balances of $56,268 million and $48,766 million, respectively, the total amounts related to policyholders' account balances that have surrender privileges were $55,544 million and $48,177 million, respectively. The amounts redeemable in cash by policyholders at December 31, 2009 and 2008 were $53,300 million and $46,187 million, respectively.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2009:

PRODUCT                             INTEREST RATE     WITHDRAWAL/SURRENDER CHARGES
-------                             ---------------   -----------------------------------
Deferred annuities................  1.15% to 10.00%   Surrender charges 0% to
                                                      10% for up to 10 years.
Annuities Certain.................  1.30% to 5.00%    No surrender or withdrawal charges.
Universal life contracts..........  2.95% to 10.00%   Various up to 19 years.
Supplementary contracts without
  life contingencies..............  3.50%             No surrender or withdrawal charges.


  FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2009 and 2008 were as follows (in millions):

                                                             2009     2008
                                                            ------   ------
Life insurance:
  Taiwan business -- 100% coinsured.......................  $  775   $  702
  Other life..............................................     102       94
                                                            ------   ------
       Total life insurance...............................     877      796
Individual and group payout annuities.....................   4,369    2,870
Other contract liabilities................................      46       67
                                                            ------   ------
     TOTAL FUTURE POLICY BENEFITS.........................  $5,292   $3,733
                                                            ======   ======



     Other than the 100% coinsured business, there were no amounts related to policies that have surrender privileges or amounts redeemable in cash by policyholders.

     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2009:

PRODUCT                            MORTALITY               INTEREST RATE           ESTIMATION METHOD
-------                            ---------------------   ---------------------   ---------------------
Life insurance:                    Based upon best         3.80% - 7.50%           Net level premium
  Taiwan business --               estimates at time of                            reserve taking into
  100% coinsured                   policy issuance with                            account death
                                   provision for adverse                           benefits, lapses and
                                   deviations ("PAD").                             maintenance expenses
                                                                                   with PAD.
Individual and group payout        Based upon best         4.30% - 9.50%           Present value of
  annuities                        estimates at time of                            expected future
                                   policy issuance with                            payments at a rate
                                   PAD.                                            expected at issue
                                                                                   with PAD.


  GUARANTEED MINIMUM BENEFITS

     At December 31, 2009 and 2008, the Company had variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive). For guarantees of amounts in the event of death, the net amount at risk is defined as the current Guaranteed Minimum Death Benefit ("GMDB") in excess of the current

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as GMAB minus the current account balance.

  VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).

          b) Ratchet: the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

     The following table provides the account value, net amount at risk and average attained age of contract holders at December 31, 2009 and 2008 for GMDB and GMAB ($ in millions):

                                                                  2009
                                          ---------------------------------------------------
                                                RETURN OF NET DEPOSITS            RATCHET
                                          ---------------------------------   ---------------
                                          IN THE EVENT OF   ACCUMULATION AT   IN THE EVENT OF
                                               DEATH         SPECIFIED DATE        DEATH
                                               (GMDB)            (GMAB)            (GMDB)
                                          ---------------   ---------------   ---------------
Account value...........................       $4,552            $2,283           $11,342
Net amount at risk......................       $  179            $  172           $ 1,277
Average attained age of contract
  holders...............................           58                56                61



                                                                  2008
                                          ---------------------------------------------------
                                                RETURN OF NET DEPOSITS            RATCHET
                                          ---------------------------------   ---------------
                                          IN THE EVENT OF   ACCUMULATION AT   IN THE EVENT OF
                                               DEATH         SPECIFIED DATE        DEATH
                                               (GMDB)            (GMAB)            (GMDB)
                                          ---------------   ---------------   ---------------
Account value...........................       $3,470            $1,498            $9,940
Net amount at risk......................       $  588            $  468            $3,101
Average attained age of contract
  holders...............................           58                56                61


     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account as future policy benefits for GMDB and policyholders' account balances for GMAB in the accompanying Consolidated Balance Sheet (in millions):

                                                       GMDB   GMAB   TOTALS
                                                       ----   ----   ------
Balance at January 1, 2007...........................  $ 31   $  7    $ 38
  Incurred guarantee benefits........................    13     65      78
  Paid guarantee benefits............................    (2)    --      (2)
                                                       ----   ----    ----
Balance at December 31, 2007.........................    42     72     114
  Incurred guarantee benefits........................    33    244     277
  Paid guarantee benefits............................   (10)    --     (10)
                                                       ----   ----    ----
Balance at December 31, 2008.........................    65    316     381
  Incurred guarantee benefits........................     1    (81)    (80)
  Paid guarantee benefits............................   (22)    --     (22)
                                                       ----   ----    ----
BALANCE AT DECEMBER 31, 2009.........................  $ 44   $235    $279
                                                       ====   ====    ====


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For GMABs, incurred guaranteed minimum benefits incorporate all changes in fair value other than amounts resulting from paid guarantee benefits. GMABs are considered to be derivatives and are recognized at fair value through interest credited to policyholders' account balances in the accompanying Consolidated Statement of Income (refer to Note 15 -- Fair Value Measurements for discussion on the assumptions).

     The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to policyholder benefits in the accompanying Consolidated Statement of Income, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2009 and 2008:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 5.85% to 6.88% for 2009 and 3.14% to 10.89% for 2008.

     - Volatility assumption was 14.26% for 2009 and 13.08% for 2008.

     - Mortality was assumed to be 91.00% of the A2000 table for 2009 and 2008.

     - Lapse rates vary by contract type and duration and range from 0.50% to 30.00%, with an average of 6.10% for 2009, and 0.50% to 30.00%, with an average of 8.10% for 2008.

     - Discount rates ranged from 6.48% to 7.29% for 2009 and 6.01% to 7.61% for 2008.

     The following table presents the aggregate fair value of assets at December 31, 2009 and 2008, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                    2009               2008
                                              ----------------   ----------------
                                                GMDB     GMAB      GMDB     GMAB
                                              -------   ------   -------   ------
Separate Account:
  Equity....................................  $ 7,383   $1,374   $ 5,367   $  804
  Fixed income..............................    2,970      462     1,782      191
  Balanced..................................    2,007      287     1,550      162
General Account.............................    3,534      160     4,711      341
                                              -------   ------   -------   ------
     TOTAL..................................  $15,894   $2,283   $13,410   $1,498
                                              =======   ======   =======   ======



  ADDITIONAL LIABILITY FOR INDIVIDUAL LIFE PRODUCTS

     Certain individual life products require additional liabilities for contracts with excess insurance benefit features. These excess insurance benefit features are generally those that result in profits in early years and losses in subsequent years. For the Company's individual life contracts, this requirement primarily affects universal life policies with cost of insurance charges that are significantly less than the expected mortality costs in the intermediate and later policy durations.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Generally, the Company has separately defined an excess insurance benefit feature to exist when expected mortality exceeds all assessments. This insurance benefit feature is in addition to the base mortality feature, which the Company defines as expected mortality not in excess of assessments.

     The following table summarizes the liability for excess insurance benefit features reflected in the general account in future policy benefits at December 31, 2009, 2008 and 2007 (in millions):

                                                           2009   2008   2007
                                                           ----   ----   ----
Beginning balance........................................   $41    $29    $23
Net liability increase...................................     4     12      6
                                                            ---    ---    ---
ENDING BALANCE...........................................   $45    $41    $29
                                                            ===    ===    ===



NOTE 7 -- SEPARATE ACCOUNTS

  SEPARATE ACCOUNTS REGISTERED WITH THE SEC

     The Company maintains separate accounts, which are registered with the SEC, for its variable deferred annuity and variable life products with assets of $15,307 million and $12,271 million at December 31, 2009 and 2008, respectively. The assets of the registered separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds.

  SEPARATE ACCOUNTS NOT REGISTERED WITH THE SEC

     The Company also maintains separate accounts, which are not registered with the SEC, with assets of $782 million and $610 million at December 31, 2009 and 2008, respectively. The assets in these separate accounts are comprised of New York Life sponsored MainStay VP Series Funds, other non proprietary funds and limited partnerships.

NOTE 8 -- DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

     The following is an analysis of DAC for the years ended December 31, 2009, 2008 and 2007 (in millions):

                                                       2009     2008     2007
                                                     -------   ------   ------
Balance at beginning of year.......................  $ 4,667   $3,431   $3,310
  Cumulative effect of accounting change, pre-tax..       --       --       15
                                                     -------   ------   ------
  Balance at beginning of year, as adjusted........    4,667    3,431    3,325
  Current year additions...........................      715      673      560
  Amortized during year............................     (312)    (349)    (432)
                                                     -------   ------   ------
  Change during year...............................      403      324      128
  Balance at end of year before related
     adjustments...................................    5,070    3,755    3,453
  Adjustment for change in unrealized investment
     gains.........................................   (1,029)     912      (22)
                                                     -------   ------   ------
  BALANCE AT END OF YEAR...........................  $ 4,041   $4,667   $3,431
                                                     =======   ======   ======


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SALES INDUCEMENTS

     Changes in deferred sales inducements for the years ended December 31, 2009, 2008 and 2007 are as follows (in millions):

                                                         2009   2008   2007
                                                         ----   ----   ----
Balance at beginning of year...........................  $331   $272   $228
  Cumulative effect of accounting change, pre-tax......           --      6
                                                         ----   ----   ----
  Balance at beginning of year, as adjusted............   331    272    234
  Current year additions...............................    64     64     90
  Amortized during year................................   (21)   (59)   (48)
  Adjustment for change in unrealized investment
     gains.............................................   (61)    54     (4)
                                                         ----   ----   ----
  BALANCE AT END OF YEAR...............................  $313   $331   $272
                                                         ====   ====   ====



NOTE 9 -- INCOME TAXES

     A summary of the net income tax expense (benefit) included in the accompanying Consolidated Statement of Income is as follows (in millions):

                                                        2009    2008   2007
                                                        ----   -----   ----
Current:
  Federal.............................................  $206   $(167)  $154
  State and local.....................................     1      --      4
                                                        ----   -----   ----
                                                         207    (167)   158
Deferred:
  Federal.............................................    53     104      1
                                                        ----   -----   ----
INCOME TAX EXPENSE (BENEFIT)..........................  $260   $ (63)  $159
                                                        ====   =====   ====


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of the net deferred tax (liability) asset reported in other liabilities and other assets in the accompanying Consolidated Balance Sheet as of December 31, 2009 and 2008, respectively, are as follows (in millions):

                                                             2009     2008
                                                            ------   ------
Deferred tax assets:
  Future policyholder benefits............................  $  696   $  663
  Employee and agents benefits............................      66       59
  Investments.............................................      --    1,474
  Other...................................................      12       21
                                                            ------   ------
     Gross deferred tax assets............................     774    2,217
                                                            ------   ------
Deferred tax liabilities:
  DAC.....................................................   1,146    1,398
  Investments.............................................      97       --
  Other...................................................       1       --
                                                            ------   ------
     Gross deferred tax liabilities.......................   1,244    1,398
                                                            ------   ------
       NET DEFERRED TAX (LIABILITY) ASSET.................  $ (470)  $  819
                                                            ======   ======



     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Below is a reconciliation of the statutory federal income tax rate to the effective tax rate for 2009, 2008 and 2007:

                                                         2009    2008   2007
                                                         ----   -----   ----
Statutory federal income tax rate......................  35.0%   35.0%  35.0%
Tax exempt income......................................  (1.1)% 149.4%  (4.7)%
Uncertain tax position.................................   0.2%   (7.5)%  2.8%
Investment credits.....................................  (0.8)%  14.8%  (0.8)%
Other..................................................  (0.5)%   4.5%   0.5%
                                                         ----   -----   ----
EFFECTIVE TAX RATE.....................................  32.8%  196.2%  32.8%
                                                         ====   =====   ====



     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2009 and 2008, the Company had recorded an income tax (payable) receivable (to) from New York Life of ($183) million and $85 million, included in other liabilities and other assets, respectively, in the accompanying Consolidated Balance Sheet.

     The Company's federal income tax returns are routinely examined by the Internal Revenue Service ("IRS") and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2004 and is currently auditing tax years 2005 through 2007. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A reconciliation of the beginning and ending amount of unrecognized tax benefits at December 31, 2009, 2008 and 2007 are as follows (in millions):

                                                         TOTAL UNRECOGNIZED
                                                            TAX BENEFITS
                                                         ------------------
                                                         2009   2008   2007
                                                         ----   ----   ----
BEGINNING OF PERIOD BALANCE............................  $117   $107   $ 94
Reductions for tax positions of prior years............    (9)    (1)    (1)
Additions for tax positions of current year............     9     24     14
Settlements with tax authorities.......................    --    (13)    --
                                                         ----   ----   ----
END OF PERIOD BALANCE..................................  $117   $117   $107
                                                         ====   ====   ====



     The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate as of December 31, 2009, 2008 and 2007, are $44 million, $42 million and $41 million, respectively. Total interest and penalties for the years ended December 31, 2009, 2008 and 2007, aggregated $6 million, $7 million and $9 million, respectively, and are included in income tax expense (benefit) in the accompanying Consolidated Statement of Income. At December 31, 2009, 2008 and 2007, the Company had accrued $31 million, $30 million and $28 million, respectively, of liabilities for tax-related interest, which are reported on the accompanying Consolidated Balance Sheet (included in other liabilities). The $1 million increase from December 31, 2008 in accrued interest associated with the liabilities for tax-related interest resulted from an increase of $6 million of interest expense and a $5 million decrease resulting from IRS settlements. The $2 million decrease from December 31, 2007 in accrued interest associated with the liabilities for tax-related interest resulted from a decrease of $7 million of interest expense and a $5 million decrease resulting from IRS settlements. The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

NOTE 10 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention limits. Currently, the Company reinsures the mortality risk on new life insurance policies on a quota-share yearly renewable term basis for almost all products. The Company had typically retained 10% of each risk until 2005 when it began retaining larger shares on many products. The quota-share retained now ranges from 10% to 63% and most products are fully retained if the policy size is less than $1 million. Most of the reinsured business is on an automatic basis. Cases in excess of the Company's retention and certain substandard cases are reinsured facultatively. The Company does not have any individual life reinsurance agreements that do not transfer risk or contain risk-limiting features.

     The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 76% and 74% of the reinsurance ceded to non-affiliates at December 31, 2009 and 2008, respectively.

     In December 2004, the Company reinsured 90% of a block of in-force life insurance business, consisting of Universal Life, Variable Universal Life ("VUL"), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the general account and modified coinsurance ("MODCO") for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under authoritative guidance related to derivatives and hedging, the Funds Withheld and the MODCO treaties, along with the

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


experience rating refund represents an embedded derivative, which is required to be carried at fair value. The fair value of this embedded derivative approximated $5 million and $9 million at December 31, 2009 and 2008, respectively, and is included in amounts recoverable from reinsurer in the accompanying Consolidated Balance Sheet. The change in fair value of this embedded derivative was ($4) million, $5 million and $1 million for the years ended December 31, 2009, 2008 and 2007, respectively, and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability. For the years ended December 31, 2009, 2008 and 2007, $35 million, $75 million and $44 million, respectively, of the deferred gain was amortized and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income. The effect of this affiliated reinsurance agreement for the years ended December 31, 2009, 2008 and 2007 was as follows (in millions):

                                                       2009     2008     2007
                                                      ------   ------   ------
Fees-universal life policies ceded..................  $  283   $  305   $  317
                                                      ------   ------   ------
Net revenue from reinsurance........................  $  143   $  211   $  204
                                                      ------   ------   ------
Policyholders' benefits ceded.......................  $  132   $   95   $  110
                                                      ------   ------   ------
Amounts recoverable from reinsurer..................  $5,906   $5,692   $5,455
                                                      ------   ------   ------
Amounts payable to reinsurer........................  $5,905   $5,653   $5,349
                                                      ------   ------   ------
Other liabilities (deferred gain, net of
  amortization).....................................  $   16   $   51   $  126
                                                      ------   ------   ------



     Effective July 1, 2002, the Company transferred the Taiwan branch's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life. The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected in the Company's accompanying Consolidated Statement of Income.

     Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                         2009   2008   2007
                                                         ----   ----   ----
Amounts recoverable from reinsurer.....................  $775   $702   $968
Premiums ceded.........................................  $ 68   $ 74   $121
Benefits ceded.........................................  $ 32   $367   $214

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The effects of all reinsurance for the years ended December 31, 2009, 2008 and 2007 were as follows (in millions):

                                                       2009     2008     2007
                                                      ------   ------   ------
Premiums:
  Direct............................................  $1,865   $1,447   $  976
  Assumed...........................................       2        2        1
  Ceded.............................................     (70)     (75)    (122)
                                                      ------   ------   ------
Net premiums........................................  $1,797   $1,374   $  855
                                                      ======   ======   ======
Fees-universal life and annuity policies ceded......  $  542   $  539   $  515
                                                      ------   ------   ------
Net revenue from reinsurance........................  $  145   $  206   $  206
                                                      ------   ------   ------
Policyholders' benefits ceded.......................  $  384   $  704   $  522
                                                      ------   ------   ------
Increase in ceded liabilities for future
  policyholder benefits.............................  $   15   $   16   $   11
                                                      ------   ------   ------
Amounts recoverable from reinsurer..................  $6,924   $6,604   $6,601
                                                      ------   ------   ------
Amounts payable to reinsurer........................  $5,941   $5,686   $5,379
                                                      ------   ------   ------
Other liabilities (deferred gain, net of
  amortization).....................................  $   16   $   51   $  126
                                                      ------   ------   ------



NOTE 11 -- DEBT

     At December 31, 2009, the Company had an outstanding debt balance of $51 million with New York Life Capital Corporation ("Capital Corporation"), an indirect wholly owned subsidiary of New York Life. Refer to Note 14 -- Related Party Transactions.

     On November 1, 2006, the Company issued a promissory note in the amount of $8 million at a fixed interest rate of 5.5% per annum in connection with the purchase of a membership interest in Aeolus Wind Power II LLC. The note calls for the Company to make quarterly payments of principal and interest with the first installment paid on January 31, 2007 and the final installment due on July 31, 2016. The note may not be prepaid in whole or in part and there are no collateral requirements. The carrying amount of the note at December 31, 2009 and 2008 was $5 million and $6 million, respectively.

     At December 31, 2009, the Company was required to consolidate a VIE in which the Company is considered the primary beneficiary with an outstanding debt balance of $14 million.

NOTE 12 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate, currency, credit and market risk. These derivative financial instruments include foreign exchange forward contracts, interest rate and equity options, futures, as well as interest rate, currency and credit default swaps. The Company also uses written covered call options in order to generate income. The Company does not engage in derivative financial instrument transactions for speculative purposes. See Note 2 -- Significant Accounting Policies for a detailed discussion of the types of derivatives the Company enters into, the Company's objectives and strategies for using derivative instruments and how they are accounted for.

     The Company deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the creditworthiness of counterparties. The Company uses netting arrangements incorporated in master agreements and collateral support

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


agreements with counterparties and adjusts transaction levels, when appropriate, to minimize risk. The Company's policy is to not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreements with the associated collateral.

     To further minimize risk, credit support annexes ("CSA") are negotiated as part of swap documentation entered into by the Company with counterparties. The CSA defines the terms under which collateral is transferred in order to mitigate credit risk arising from "in the money" derivative positions. The CSA requires that a derivative counterparty post collateral to secure that portion of its anticipated derivative obligation, taking into account netting arrangements, in excess of a specified threshold. Those agreements also include credit contingent provisions whereby the threshold typically declines on a sliding scale with a decline in the counterparties' rating. In addition, certain of the Company's contracts contain provisions that require the Company to maintain a specific investment grade credit rating and if the Company's credit rating were to fall below that specified rating, the counterparty to the derivative instrument could request immediate payout or full collateralization. The Company does not have any derivative instruments with credit-risk-related contingent features that are in a net liability position with the counterparty as of December 31, 2009.

     In September 2008, one of the Company's derivative counterparties, Lehman Brothers Special Financing Inc. ("Lehman Brothers"), filed for Chapter 11 bankruptcy. As a result, the Company terminated all derivative contracts with Lehman Brothers prior to their scheduled maturity dates. A gain of $5 million, which represents the effective portion of hedging contracts at the date they were de-designated, was recorded in AOCI. The gains will be reclassified into net investment losses in the accompanying Consolidated Statement of Income when the hedged forecasted transactions occur. At December 31, 2008 a gain from the ineffective portion of the hedge transactions of $2 million, along with the gain on contracts that did not qualify for hedge accounting of $3 million, resulted in an aggregate realized gain of $5 million in net investment losses in the accompanying Consolidated Statement of Income.

     Notional or contractual amounts of derivative financial instruments provide a measure of involvement in these types of transactions and do not represent the amounts exchanged between the parties engaged in the transaction. The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments, which relate to interest rates, exchange rates or other financial indices.

     The following table presents the notional amount, number of contracts and gross fair value of derivative instruments that are qualifying and designated as hedging instruments, by type of hedge designation, and those that are not designated as hedging instruments (excluding embedded derivatives) at December 31, 2009 and 2008 (in

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


millions, except for number of contracts). See Note 15 -- Fair Value Measurements for a discussion of valuation methods for derivative instruments.

                                              DECEMBER 31, 2009                          DECEMBER 31, 2008
                                  ----------------------------------------   ----------------------------------------
                                         VOLUME            FAIR VALUE(A)            VOLUME            FAIR VALUE(A)
                        PRIMARY   --------------------   -----------------   --------------------   -----------------
                         RISK                NUMBER OF                                  NUMBER OF
                       EXPOSURE   NOTIONAL   CONTRACTS   ASSET   LIABILITY   NOTIONAL   CONTRACTS   ASSET   LIABILITY
                       --------   --------   ---------   -----   ---------   --------   ---------   -----   ---------
DERIVATIVES
  DESIGNATED AS
  HEDGING:
CASH FLOW HEDGES:
  Interest rate
     swaps...........  Interest    $    37        2       $  6      $--       $    77        4       $ 24      $--
  Currency swaps.....  Currency        218       14          1       15           101       12         11        4
                                   -------      ---       ----      ---       -------      ---       ----      ---
  TOTAL DERIVATIVES
     DESIGNATED AS
     HEDGING
     INSTRUMENTS.....                  255       16          7       15           178       16         35        4
                                   -------      ---       ----      ---       -------      ---       ----      ---
DERIVATIVES NOT
  DESIGNATED AS
  HEDGING:
  Interest rate
     swaps...........  Interest        292       42         18        7           241       34         16       12
  Interest rate
     options.........  Interest     19,475       47        100       --            --       --         --       --
  Currency swaps.....  Currency         --       --         --       --            --       --         --       --
  Currency forwards..  Currency           *       2         --         *           --       --         --       --
  Corridor options...  Interest     20,725      184         74       --        17,975      147          6       --
  Equity options.....  Market          844       35         31       --           239       31         61       --
  Equity swaps.......  Market           --       --         --       --            --       --         --       --
  Interest rate swaps
     due and
     accrued.........  Interest                                       1
  Credit default
     swaps:
     Buy protection..  Credit           12        3         --        1            12        3         --        1
     Sell
       protection....  Credit            1        1         --         *            1        1         --        1
                                   -------      ---       ----      ---       -------      ---       ----      ---
  TOTAL DERIVATIVES
     NOT DESIGNATED
     AS HEDGING
     INSTRUMENTS.....               41,349      314        223        9        18,468      216         83       14
                                   -------      ---       ----      ---       -------      ---       ----      ---
TOTAL DERIVATIVES....              $41,604      330       $230      $24       $18,646      232       $118      $18
                                   =======      ===       ====      ===       =======      ===       ====      ===



--------

*    Amounts are less than $1 million.

(a) The estimated fair value of all derivatives in an asset position is reported within other investments in the accompanying Consolidated Balance Sheet and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the accompanying Consolidated Balance Sheet.

  FAIR VALUE HEDGES

     The Company recognizes losses on both the derivative instrument and the related hedged item in fair value hedges within net investment gains and losses in the accompanying Consolidated Statement of Income. The Company did not hold any fair value hedges during 2009, 2008 and 2007.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For fair value hedges, all components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances during 2009, 2008 and 2007 in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge due to hedge ineffectiveness.

  CASH FLOW HEDGES

     The following table presents the effects of derivatives in cash flow hedging relationships in the accompanying Consolidated Statement of Income and the Consolidated Statement of Stockholder's Equity for the years ended December 31, 2009, 2008 and 2007 (in millions):

                                           AMOUNT OF                   AMOUNT OF                   AMOUNT OF
                                          GAIN (LOSS)                 GAIN (LOSS)                 GAIN (LOSS)
                                         RECOGNIZED IN             RECLASSIFIED FROM           RECLASSIFIED FROM
                                       OCI ON DERIVATIVE          AOCI INTO NET INCOME        AOCI INTO NET INCOME
                                    (EFFECTIVE PORTION)(A)        (EFFECTIVE PORTION)        (INEFFECTIVE PORTION)
                                    ----------------------     -------------------------     ---------------------
                                                                   NET            NET
                                                               INVESTMENT     INVESTMENT
                                                                 LOSSES         INCOME
                                                               ----------


                                                                              ----------
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate contracts........               (20)                   4             (1)                 --
Currency contracts.............               (32)                  --            (12)                 --
                                             ----                  ---           ----                 ---
Total..........................              $(52)                 $ 4           $(13)                $--
                                             ====                  ===           ====                 ===
FOR THE YEAR ENDED DECEMBER 31, 2008:
Interest rate contracts........                21                   --             --                  --
Currency contracts.............                24                   --             10                  --
                                             ----                  ---           ----                 ---
Total..........................              $ 45                  $--           $ 10                 $--
                                             ====                  ===           ====                 ===
FOR THE YEAR ENDED DECEMBER 31, 2007:
Interest rate contracts........                 5                   --             (1)                 --
Currency contracts.............               (10)                  --             --                  --
                                             ----                  ---           ----                 ---
Total..........................              $ (5)                 $--           $ (1)                $--
                                             ====                  ===           ====                 ===



--------

(a) The amount of gain (loss) recognized in OCI is reported as a change in net unrealized investment gains (losses), a component of AOCI, in the accompanying Consolidated Statement of Stockholder's Equity.

     In December 31, 2009, the Company discontinued cash flow hedge accounting on an interest rate swap that was hedging the forecasted interest payments on an underlying interest only strip for which a $4 million impairment loss was taken on the underlying bond. The Company believes that it is no longer probable that all of the remaining forecasted cash flows will still occur due to credit concerns. Hedge accounting was discontinued and an offsetting gain of $4 million has been reclassified from AOCI into net investment losses in the accompanying Consolidated Statement of Income at December 31, 2009. There are no deferred gains or losses remaining in OCI after the reclassification. The swap will be carried at fair value with changes recognized in net investment losses. In 2008 and 2007, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted under the authoritative guidance on derivatives and hedging.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

     Presented below is a roll forward of the components of other comprehensive
(loss) income, before taxes, related to cash flow hedges (in millions):

                                                          2009   2008   2007
                                                          ----   ----   ----
Other comprehensive income (loss), beginning of year....  $ 33   $ (2)   $ 2
(Losses) gains deferred in other comprehensive income on
  the effective portion of cash flow hedges.............   (52)    45     (5)
Losses (gains) reclassified to net income...............     9    (10)     1
                                                          ----   ----    ---
Other comprehensive (loss) income, end of year..........  $(10)  $ 33    $(2)
                                                          ====   ====    ===



     For cash flow hedges, the estimated amount of existing losses that are reported in AOCI at December 31, 2009 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is less than $1 million.

  DERIVATIVES NOT QUALIFYING OR DESIGNATED AS HEDGING INSTRUMENTS

     The Company has derivative instruments that are not designated or do not qualify for hedge accounting treatment. The following table provides the income statement classification and amount of gains and losses on derivative instruments not designated as hedging instruments for the years ended December 31, 2009, 2008 and 2007 (in millions):

                                                            AMOUNT OF GAIN
                                                                (LOSS)
                                                             RECOGNIZED IN
                                                                INCOME
                                                           ON DERIVATIVES(A)
                                                          ------------------
                                                          2009   2008   2007
                                                          ----   ----   ----
Interest rate swaps.....................................  $ 13   $ --    $(9)
Interest rate caps......................................     1     --     --
Corridor options........................................    56    (30)     9
Currency forwards.......................................    (1)    --     --
Equity options..........................................   (53)    44      8
Futures.................................................   (16)    --     --
Credit default swaps....................................                  --
  CDS -- buy protection.................................    (1)    (1)    --
  CDS -- sell protection................................      *    (1)      *
                                                          ----   ----    ---
Total...................................................  $ (1)  $ 12     $8
                                                          ====   ====    ===



--------

*    Recognized loss is less than $1 million.

(a) The amount of gain (loss) is reported within net investment losses in the Consolidated Statement of Income.

     The Company enters into credit default swaps ("CDS") both to buy loss protection from, and sell loss protection to a counterparty in the event of default of a reference obligation or a reference pool of assets. The CDS swaps the credit risk of certain foreign denominated fixed maturities with the credit risk of a basket of U.S. securities and indexes. The approximate term of these contracts ranges from three to ten years. For both 2009 and 2008, the Company had four open contracts, for CDS at a notional amount of $13 million, with a negative fair value of $1 million and $2 million, respectively. In 2007, the Company had one open contract with a notional amount of $1 million. Realized losses of $1 million, which includes realized gains of less than $1 million related to credit protection sold, were recorded for the year ended December 31, 2009. For the year ended December 31, 2008,

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


realized losses of $2 million, which includes realized losses of $1 million related to credit protection sold, were recorded. For the year ended December 31, 2007, realized losses totaled less than $1 million related to credit protection sold. These amounts are reflected in net investment losses in the accompanying Consolidated Statement of Income.

     The maximum amount the Company would be required to pay under swaps in which credit protection was sold, assuming all referenced obligations default at a total loss without recoveries, would be $1 million for December 31, 2009, 2008 and 2007. The market value of swaps for credit protection sold was less than $1 million for both December 31, 2009, 2008 and 2007. The Company posted collateral in the amount of $2 million, $1 million and less than $1 million for December 31, 2009, 2008 and 2007 respectively, on open positions for credit protection sold.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. As of December 31, 2009 and 2008, there were no embedded derivatives that could not be separated from their host contracts.

     The following table presents the fair value amounts of the Company's embedded derivatives at December 31, 2009 and 2008 (in millions):

                                                                                  FAIR VALUE
                                                                                 -----------
                                                  BALANCE SHEET LOCATION         2009   2008
                                           -----------------------------------   ----   ----
EMBEDDED DERIVATIVES IN ASSET HOST
  CONTRACTS:
Other(a).................................  Amounts recoverable from reinsurers   $  5   $  9
EMBEDDED DERIVATIVES IN LIABILITY HOST
  CONTRACTS:
Guaranteed minimum accumulation
  benefits(a)............................  Policyholders' account balances       $235   $316


--------

(a) For further information on these embedded derivatives refer to Note 15 - Fair Value Measurements.

     The following table presents the changes in fair value related to embedded derivatives for the years ended December 31, 2009, 2008 and 2007 (in millions):

                                                          2009   2008   2007
                                                          ----   ----   ----
Net revenue from reinsurance............................  $ (4)  $  6    $ 1
Interest credited to policyholders' account balances....  $(90)  $236    $60


NOTE 13 -- COMMITMENTS AND CONTINGENCIES

  LITIGATION

     The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the consolidated financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. In the U.S. these associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

     The Company received notification of the insolvency of various life insurers. It is expected that these insolvencies will result in remaining guaranty fund assessments against the Company of approximately $12 million and $10 million for the years ended December 31, 2009 and 2008, respectively, which have been accrued in other liabilities in the accompanying Consolidated Balance Sheet.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on certain securities held. At December 31, 2009 and 2008, $449 million and $1,152 million, respectively, of the Company's fixed maturity securities were on loan to others. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss. At December 31, 2009 and 2008, the Company recorded cash collateral received under these agreements of $461 million and $1,197 million, respectively, and established a corresponding liability for the same amount, which is included in other liabilities in the accompanying Consolidated Balance Sheet. The Company did not hold collateral in the form of securities at December 31, 2009 and 2008.

     The Company enters into agreements to purchase and resell securities, and agreements to sell and repurchase securities for the purpose of enhancing income on the securities portfolio. At December 31, 2009 and 2008, the Company had agreements to purchase and resell securities, which are reflected in the accompanying Consolidated Balance Sheet, totaling $172 million and $185 million at an average coupon rate of 0.01% and 0.02%, respectively. At December 31, 2009, the Company had agreements to sell and repurchase securities, which are reflected in the accompanying Consolidated Balance Sheet, totaling $535 million and $36 million at an average coupon rate of 4.23% and 5.09%, respectively.

  LIENS

     Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.

NOTE 14 -- RELATED PARTY TRANSACTIONS

     The Company has significant transactions with New York Life and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $684 million, $668 million and $629 million for the years ended December 31, 2009, 2008 and 2007, respectively, are reflected in operating expenses and net investment income in the accompanying Consolidated Statement of Income.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In 2009, the Company received a $1 billion capital contribution in the form of cash of $877 million and fixed maturity securities having a fair value of $123 million, by New York Life. In 2008, the Company received a $1,218 million capital contribution in the form of securities and cash by New York Life. The securities consisted of unaffiliated common stock having a fair value of $902 million, and fixed maturities having a fair value of $301 million. Cash and receivables transferred amounted to $15 million.

     During 2009, the Company sold equity securities in the amount of $266 million to New York Life. The Company also purchased, primarily, fixed maturity and equity securities in the amount of $1,123 million from New York Life.

     The Company is a party to an affiliated group air transportation service agreement entered into with NYLIFE LLC, a direct wholly owned subsidiary of New York Life, in November 2004. Under the terms of the agreement the Company, in conjunction with certain specified affiliates, leases an aircraft from NYLIFE LLC. The aircraft is to be used by members of senior management and directors for business travel under certain circumstances. Personal use of the aircraft by employees and directors is not permitted. Costs associated with the lease are determined on a fully allocated basis and allotted to the parties based on usage. For the years ended December 31, 2009, 2008 and 2007, the Company's share of expenses associated with the lease of the aircraft was $1 million. The agreement expired in November 2009, with automatic one-year renewals, unless terminated earlier. The agreement was renewed for five years, until November 2014.

     The Company has entered into an investment advisory and administrative services agreement with NYL Investments whereby NYL Investments provide investment advisory services to the Company. At December 31, 2009, 2008 and 2007, the total cost for these services amounted to $53 million, $46 million and $41 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYL Investments has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYL Investments, the administrator of the Fund, and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYL Investments pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYL Investments for the years ended December 31, 2009, 2008 and 2007 of $13 million, $15 million, and $17 million, respectively.

     At December 31, 2009 and 2008, the Company had a net liability of $221 million and $295 million, respectively, for the above-described services, which are included in other liabilities in the accompanying Consolidated Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

     To satisfy its obligations under certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities, the Company owns certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.02% to 7.81%. At December 31, 2009 and 2008, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Consolidated Balance Sheet amounted to $4,858 million and $4,716 million, respectively. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements.

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. Interest rates used in establishing such obligations range from 5.84% to 6.22%. The Company has been directed by New York Life to

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2009 and 2008, the amount of outstanding reserves on these contracts included in future policy benefits was $176 million and $178 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company incurred commission expense to NYLIFE Securities' registered representatives of $65 million, $86 million and $111 million, for the years ended December 31, 2009, 2008 and 2007, respectively.

     In addition, the Company entered into a service fee agreement with NYLIFE Securities effective July 1, 2008, as amended on July 1, 2009, whereby NYLIFE Securities charges the Company a fee for management and supervisory services rendered in connection with variable life and variable annuity sales and in-force business. For the years ended December 31, 2009 and 2008, the Company incurred an expense of $28 million and $14 million, respectively, under this agreement. At December 31, 2009, the Company recorded no payable to NYLIFE Securities under this agreement. At December 31, 2008, the Company recorded a payable to NYLIFE Securities of less than $1 million under this new agreement.

     The Company has a credit agreement with New York Life, dated April 1, 1999, wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2009 or December 31, 2008.

     The Company also has a credit agreement with New York Life, dated September 30, 1993, in which the Company can borrow up to $490 million. During 2009, 2008 and 2007, the credit facility was not used, no interest was paid and no outstanding balance was due.

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with Capital Corporation in which the Company can borrow up to $490 million. As of December 31, 2009 there was $51 million outstanding to the Capital Corporation. There was no outstanding balance due in 2008. Interest expense for 2009 was less than $1 million. There was no interest expense for 2008. Interest expense for 2007 was $1 million.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2009 and 2008, the Company had recorded a receivable from MCF, included in other assets, of $5 million. The Company received interest payments from MCF of less than $1 million for the years ended December 31, 2009, 2008 and 2007.

     The Company has purchased from MCF participations in collateralized loans to third parties underwritten by MCF. Under the participation agreements, the Company assumes the performance risk on these loans with no recourse against MCF. In 2009 and 2008 the Company purchased certain loans from MCF with a total commitment amount of $73 million and $269 million, respectively. At December 31, 2009, the Company held loans with a total commitment amount of $420 million of which $329 million had been funded and $91 million remained unfunded. At December 31, 2008, the Company held loans with a total commitment amount of $397 million of which $325 million had been funded and $72 million remained unfunded. These loans are reported in other investments in the accompanying Consolidated Balance Sheet.

     The Company has an arrangement with New York Life whereby a policyholder may convert a New York Life term policy or term rider to a Target Life policy issued by the Company, without any additional underwriting. As

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


compensation for this arrangement, the Company recorded other income of $17 million, $4 million and $15 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has an arrangement with NYLIFE Insurance Company of Arizona ("NYLAZ"), a wholly owned subsidiary of New York Life, whereby a policyholder may convert a NYLAZ term policy to a permanent cash value life insurance policy issued by the Company without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $6 million and $2 million from NYLAZ for the years ended December 31, 2009 and 2008, respectively.

     The Company has issued various Corporate Owned Life Insurance policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2009 and 2008, the Company recorded liabilities of approximately $2,601 million and $2,363 million, respectively, which are included in policyholders' account balances and separate account liabilities in the accompanying Consolidated Balance Sheet.

     The Company has also issued various Corporate Owned Life Insurance policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2009 and 2008, policyholders' account balances and separate account liabilities related to these policies aggregated $270 million and $243 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK"), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the years ended December 31, 2009, 2008 and 2007, the Company recorded commission and fee expense to NYLINK agents of $4 million, $3 million and $6 million.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 10 -- Reinsurance for more details).

     Effective July 1, 2002, the Company transferred its Taiwan branch insurance book of business to NYLT, which is accounted for as a long-duration coinsurance transaction (see Note 10 -- Reinsurance for more details).

NOTE 15 --  FAIR VALUE MEASUREMENTS

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance around fair value establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

     The Company applied the provisions of the authoritative guidance around fair value prospectively to assets and liabilities measured at fair value. The adoption of the authoritative guidance around fair value changed the valuation of freestanding derivatives as well as some embedded derivatives in insurance contracts. The change in valuation resulted from the inclusion of the Company's own credit standing, as well as that of the counterparty, in the valuation. The Company's adoption of this guidance did not materially impact the fair values of other financial instruments.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

LEVEL 1 Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. This would include active exchange-traded equity and derivative securities, certain cash equivalents and open-ended mutual funds with a daily NAV and no restrictions.
LEVEL 2 Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 includes U.S. Government and agency mortgage-backed debt securities, corporate debt securities, cash equivalents and short-term securities, certain private placements, and certain derivative contracts. Fair values for the fixed maturities in this category are priced principally by independent pricing services or by internal models using observable inputs. Fair values for derivatives, in this category, are priced by internal models using observable inputs.
LEVEL 3 Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management's own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact.
         Examples include certain private equity investments, certain asset-backed and mortgage-backed securities, certain highly structured securities, and embedded derivatives in insurance contracts.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables represent the balances of assets and liabilities measured at fair value on a recurring basis as of December 31, 2009 and 2008 (in millions):

                                                                      2009
                                            -------------------------------------------------------
                                              QUOTED PRICES
                                                IN ACTIVE      SIGNIFICANT    SIGNIFICANT
                                               MARKETS FOR      OBSERVABLE   UNOBSERVABLE
                                            IDENTICAL ASSETS      INPUTS        INPUTS
                                                (LEVEL 1)       (LEVEL 2)      (LEVEL 3)     TOTAL
                                            ----------------   -----------   ------------   -------
Fixed Maturities -- Available-for-sale:
  U.S. Treasury agency and government
     guaranteed...........................       $    --         $ 2,991        $    8      $ 2,999
  U.S. agencies, state and municipal......            --             725            --          725
  Foreign governments.....................            --             757            25          782
  U.S. corporate..........................            --          23,207           142       23,349
  Foreign corporate.......................            --           5,993           328        6,321
  Residential mortgage-backed securities..            --          14,483           775       15,258
  Commercial mortgage-backed securities...            --           4,879            26        4,905
  Asset-backed securities.................            --           2,389           510        2,899
  Other fixed maturity securities.........            --              10            --           10
                                                 -------         -------        ------      -------
Total fixed maturities -- available-for-
  sale....................................            --          55,434         1,814       57,248
Equity Securities -- Available-for-sale:
  Common stock............................            40              --             4           44
  Non-redeemable preferred stock..........            --               3            --            3
                                                 -------         -------        ------      -------
Total equity securities -- available-for-
  sale....................................            40               3             4           47
Mortgage loans............................            --              --            --           --
Derivative assets (including embedded)....            --             229             1          230
Securities purchased under agreements to
  resell..................................            --             172            --          172
Trading securities........................            --              21            22           43
Other investments.........................            --              --            --           --
Cash and cash equivalents.................             9             427            --          436
Amounts recoverable from reinsurers.......            --              --             5            5
Separate account assets...................        15,819             221            49       16,089
                                                 -------         -------        ------      -------
TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE
  ON A RECURRING BASIS....................       $15,868         $56,507        $1,895      $74,270
                                                 =======         =======        ======      =======
Policyholders' account balances(1)........            --              --           235          235
Derivatives...............................            --              24            --           24
                                                 -------         -------        ------      -------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR
  VALUE ON A RECURRING BASIS..............       $    --         $    24        $  235      $   259
                                                 =======         =======        ======      =======



--------

(1) Policyholders' account balances represent embedded derivatives bifurcated from host contracts.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                      2008
                                            -------------------------------------------------------
                                              QUOTED PRICES
                                                IN ACTIVE      SIGNIFICANT    SIGNIFICANT
                                               MARKETS FOR      OBSERVABLE   UNOBSERVABLE
                                            IDENTICAL ASSETS      INPUTS        INPUTS
                                                (LEVEL 1)       (LEVEL 2)      (LEVEL 3)     TOTAL
                                            ----------------   -----------   ------------   -------
ASSETS:
Fixed maturities:
  Available-for-sale......................       $    --         $39,538        $1,770      $41,308
  Trading.................................            --              16            36           52
Equity securities:
  Available-for-sale......................         1,130               2             1        1,133
Other investments(1)......................            --             114             4          118
Cash and cash equivalents.................             4             864            --          868
Amounts recoverable from reinsurers.......            --              --             9            9
Separate account assets...................         9,038           3,693           150       12,881
                                                 -------         -------        ------      -------
TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE
  ON A RECURRING BASIS....................       $10,172         $44,227        $1,970      $56,369
                                                 =======         =======        ======      =======
LIABILITIES:
Policyholders' account balances(2)........            --              --           316          316
Other liabilities(1)......................            --              17             1           18
                                                 -------         -------        ------      -------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR
  VALUE ON A RECURRING BASIS..............       $    --         $    17        $  317      $   334
                                                 =======         =======        ======      =======



--------

(1)  Other investments and other liabilities consist of derivatives.

(2) Policyholders' account balances represent embedded derivatives bifurcated from host contracts.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The tables below present a reconciliation of the changes in fair value of all Level 3 assets and liabilities for the years ended December 31, 2009 and 2008 (in millions):

                                                                        2009
                                      ------------------------------------------------------------------------
                                      U.S. TREASURY     U.S.                                       RESIDENTIAL
                                        AGENCY AND   AGENCIES,                                      MORTGAGE-
                                        GOVERNMENT    SATE AND    FOREIGN       U.S.     FOREIGN      BACKED
                                        GUARANTEED   MUNICIPAL  GOVERNMENTS  CORPORATE  CORPORATE   SECURITIES
                                      -------------  ---------  -----------  ---------  ---------  -----------
FAIR VALUE, BEGINNING OF YEAR.......       $ 5          $ 3         $ 9        $ 300      $ 328         609
  Total gains (losses) (realized/unrealized):
  Included in earnings
       Net investment (losses)
          income....................        --           --          --          (11)       (12)          1
       Net investment income(1).....        --           --          --           --         --          --
       Net revenue from
          reinsurance...............        --           --          --           --         --          --
       Interest credited to
          policyholders' account
          balances..................        --           --          --           --         --          --
     Other comprehensive income.....        (1)          --          --           40         47           1
  Purchases, sales, issuances, and
     settlements....................         9           --          25          (39)       118         578
  Transfers into (out of) Level
     3(2)...........................        (5)          (3)         (9)        (148)      (153)       (414)
                                           ---          ---         ---        -----      -----       -----
FAIR VALUE, END OF YEAR.............       $ 8          $--         $25        $ 142      $ 328       $ 775
                                           ===          ===         ===        =====      =====       =====




                                       COMMERCIAL                                           FIXED
                                        MORTGAGE-                                         MATURITY
                                         BACKED     ASSET-BACKED   COMMON   DERIVATIVE     TRADING
                                       SECURITIES    SECURITIES     STOCK     ASSETS     SECURITIES
                                       ----------   ------------   ------   ----------   ----------
FAIR VALUE, BEGINNING OF YEAR........      $13          $ 503        $ 1        $ 4          $36
  Total gains (losses)
     (realized/unrealized):
  Included in earnings
       Net investment (losses).......        1              2         --         --           (3)
       Net investment income(1)......       --              1         --         --            3
       Net revenue from reinsurance..       --             --         --         --           --
       Interest credited to
          policyholders' account
          balances...................       --             --         --         --           --
     Other comprehensive income......       --             (6)         2         (3)          --
  Purchases, sales, issuances, and
     settlements.....................        3            188          2         --           (7)
  Transfers into (out of) Level
     3(2)............................        9           (178)        (1)        --           (7)
                                           ---          -----        ---        ---          ---
FAIR VALUE, END OF YEAR..............      $26          $ 510        $ 4        $ 1          $22
                                           ===          =====        ===        ===          ===


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                        AMOUNTS
                                      RECOVERABLE   SEPARATE                  POLICYHOLDERS'
                                          FROM       ACCOUNT                      ACCOUNT         TOTAL
                                       REINSURERS    ASSETS    TOTAL ASSETS      BALANCES      LIABILITIES
                                      -----------   --------   ------------   --------------   -----------
FAIR VALUE, BEGINNING OF YEAR.......      $ 9         $ 151       $1,971           $316            $316
  Total gains (losses)
     (realized/unrealized):
  Included in earnings
       Net investment (losses)......       --            (2)         (24)            --              --
       Net investment income(1).....       --            --            4             --              --
       Net revenue from
          reinsurance...............       (4)           --           (4)            --              --
       Interest credited to
          policyholders' account
          balances..................       --            --           --            (90)            (90)
     Other comprehensive income.....       --            --           80             --              --
  Purchases, sales, issuances, and
     settlements....................       --          (100)         777              9               9
  Transfers into (out of) Level
     3(2)...........................       --            --         (909)            --              --
                                          ---         -----       ------           ----            ----
FAIR VALUE, END OF YEAR.............      $ 5         $  49       $1,895           $235            $235
                                          ===         =====       ======           ====            ====



--------

(1) Net investment income (loss) includes amortization of discount and premium on fixed maturities.

(2) Transfers into or out of Level 3 are reported at the value as of beginning of the year in which the transfer occurred.

                                                                     2008
                               --------------------------------------------------------------------------------
                                                                    ASSETS
                               --------------------------------------------------------------------------------
                                                               EQUITY
                                  FIXED         FIXED        SECURITIES                    AMOUNTS
                               MATURITIES,   MATURITIES,   UNAFFILIATED,                 RECOVERABLE   SEPARATE
                                AVAILABLE-     TRADING       AVAILABLE-       OTHER          FROM       ACCOUNT
                                 FOR-SALE     SECURITIES      FOR-SALE     INVESTMENTS    REINSURERS    ASSETS
                               -----------   -----------   -------------   -----------   -----------   --------
FAIR VALUE, BEGINNING OF
  YEAR.......................     $1,731         $52            $ 3            $(1)          $ 3         $ --
  Total gains (losses)
     (realized/unrealized):
  Included in earnings
     Net investment
       income(1).............          5           1             --             --            --           --
     Net investment gains
       (losses)..............        (54)         (9)            (8)            --            --          (75)
     Net revenue from
       reinsurance...........         --          --             --             --             6           --
     Interest credited to
       policyholders' account
       balances..............         --          --             --             --            --           --
  Other comprehensive
     income..................       (297)         --             --              5            --           --
  Purchases, sales,
     issuances, and
     settlements.............        173          (4)             1             --            --           67
  Transfers into (out of)
     Level 3(2)..............        212          (4)             5             --            --          158
                                  ------         ---            ---            ---           ---         ----
FAIR VALUE, END OF YEAR......     $1,770         $36            $ 1            $ 4           $ 9         $150
                                  ======         ===            ===            ===           ===         ====


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                    LIABILITIES
                                                           ----------------------------
                                                           POLICYHOLDERS'
                                                               ACCOUNT         OTHER
                                                              BALANCES      LIABILITIES
                                                           --------------   -----------
FAIR VALUE, BEGINNING OF YEAR............................       $ 72            $--
  Total gains (losses) (realized/unrealized):
  Included in earnings
       Net investment income(1)..........................         --             --
       Net investment gains (losses).....................         --              1
       Net revenue from reinsurance......................         --             --
       Interest credited to policyholders' account
          balances.......................................        236             --
     Other comprehensive income..........................         --             --
  Purchases, sales, issuances, and settlements...........          8             --
  Transfers into (out of) Level 3(2).....................         --             --
                                                                ----            ---
FAIR VALUE, END OF YEAR..................................       $316            $ 1
                                                                ====            ===



--------

(1) Net investment income includes amortization of discount and premium on fixed maturities.

(2) Transfers into or out of Level 3 are reported at the value as of beginning of the year in which the transfer occurred.

  TRANSFERS

     Net transfers (out of) into Level 3 for fixed maturities available-for-sale totaled ($901) million and $212 million and fixed maturities trading totaled ($7) million and ($4) million during the years ended December 31, 2009 and 2008, respectively. For 2009, transfers into Level 3 were primarily the result of unobservable inputs utilized within valuation methodologies and the use of broker quotes in place of previous observable information from third party pricing services or internal models. Partially offsetting these transfers into Level 3 were transfers out of Level 3 due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets. For 2008, transfers into Level 3 were primarily the result of unobservable inputs utilized within valuation methodologies and the use of broker quotes in place of previous observable information from third party pricing services or internal models. Partially offsetting these transfers into Level 3 were transfers out of Level 3 due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The tables below include the unrealized gains (losses) for the years ended December 31, 2009 and 2008 by category for Level 3 assets and liabilities still held at December 31, 2009 and 2008 (in millions):

                                                                     2009
                                       ----------------------------------------------------------------
                                       U.S. TREASURY                           RESIDENTIAL
                                         AGENCY AND                             MORTGAGE-      ASSET-
                                         GOVERNMENT       U.S.      FOREIGN       BACKED       BACKED
                                         GUARANTEED    CORPORATE   CORPORATE    SECURITIES   SECURITIES
                                       -------------   ---------   ---------   -----------   ----------
UNREALIZED GAINS (LOSSES) RELATING TO
  LEVEL 3 ASSETS STILL HELD IN
  EARNINGS:
  Total gains or (losses)
     (realized/unrealized)
  Included in earnings:
       Net investment (losses)(3)....       $--           $--         $--          $--          $ --
       Net investment income.........        --            --          --           --             1
       Net revenue from reinsurance..        --            --          --           --            --
       Interest credited to
          policyholders' account
          balances...................        --            --          --           --            --
     Other comprehensive
       gains/(losses)................        (1)           19          47            1           (18)
                                            ---           ---         ---          ---          ----
TOTAL CHANGE IN UNREALIZED GAINS
  (LOSSES)...........................       $(1)          $19         $47          $ 1          $(17)
                                            ===           ===         ===          ===          ====




                                                                         FIXED       AMOUNTS
                                                                       MATURITY    RECOVERABLE
                                                COMMON   DERIVATIVE     TRADING        FROM
                                                 STOCK     ASSETS     SECURITIES    REINSURERS
                                                ------   ----------   ----------   -----------
UNREALIZED GAINS (LOSSES) RELATING TO LEVEL 3
  ASSETS STILL HELD IN EARNINGS:
  Total gains (losses) (realized/unrealized)
  Included in earnings:
       Net investment (losses)(3).............    $--        $--          $(4)         $--
       Net investment income..................     --         --            6           --
       Net revenue from reinsurance...........     --         --           --           (4)
       Interest credited to policyholders'
          account balances....................     --         --           --           --
     Other comprehensive gains/(losses).......      2         (3)          --           --
                                                  ---        ---          ---          ---
TOTAL CHANGE IN UNREALIZED GAINS (LOSSES).....    $ 2        $(3)         $ 2          $(4)
                                                  ===        ===          ===          ===


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                   SEPARATE            POLICYHOLDERS'
                                                   ACCOUNT     TOTAL       ACCOUNT         TOTAL
                                                  ASSETS(3)   ASSETS      BALANCES      LIABILITIES
                                                  ---------   ------   --------------   -----------
UNREALIZED GAINS (LOSSES) RELATING TO LEVEL 3
  ASSETS STILL HELD IN EARNINGS:
  Total gains (losses) (realized/unrealized)
  Included in earnings:
       Net investment (losses)(3)...............     $41        $37         $ --            $ --
       Net investment income....................      --          7           --              --
       Net revenue from reinsurance.............      --         (4)          --              --
       Interest credited to policyholders'
          account balances......................      --         --          (79)            (79)
     Other comprehensive gains/(losses).........      --         47           --              --
                                                     ---        ---         ----            ----
TOTAL CHANGE IN UNREALIZED GAINS (LOSSES).......     $41        $87         $(79)           $(79)
                                                     ===        ===         ====            ====



--------

(3) The net investment gains and losses included for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the accompanying Consolidated Balance Sheet.

                                                                          2008
                                         ---------------------------------------------------------------------
                                                                         EQUITY
                                            FIXED         FIXED        SECURITIES                    AMOUNTS
                                         MATURITIES,   MATURITIES,   UNAFFILIATED,                 RECOVERABLE
                                          AVAILABLE-     TRADING       AVAILABLE-       OTHER          FROM
                                           FOR-SALE     SECURITIES      FOR-SALE     INVESTMENTS    REINSURERS
                                         -----------   -----------   -------------   -----------   -----------
UNREALIZED GAINS (LOSSES) RELATED TO
  LEVEL 3 ASSETS STILL HELD IN
  EARNINGS:
  Total gains (losses)
     (realized/unrealized)
  Included in Earnings:
       Net investment income..........      $   4          $  1           $--            $--           $--
       Net investments gains
          (losses)(3).................        (54)          (10)           (8)            --            --
       Net revenue from reinsurance...         --            --            --             --             6
       Interest credited to
          policyholders' account
          balance.....................         --            --            --             --            --
     Other comprehensive income.......       (296)           --            --              5            --
                                            -----          ----           ---            ---           ---
TOTAL CHANGE IN UNREALIZED GAINS
  (LOSSES)............................      $(346)         $ (9)          $(8)           $ 5           $ 6
                                            =====          ====           ===            ===           ===


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                        SEPARATE
                                         ACCOUNT    TOTAL    POLICYHOLDERS'       OTHER         TOTAL
                                         ASSETS    ASSETS   ACCOUNT BALANCES   LIABILITIES   LIABILITIES
                                        --------   ------   ----------------   -----------   -----------
UNREALIZED GAINS (LOSSES) RELATED TO
  LEVEL 3 ASSETS STILL HELD IN
  EARNINGS:
  Total gains (losses)
     (realized/unrealized)
  Included in Earnings:
       Net investment income..........    $ --      $   5         $ --             $--           $ --
       Net investments gains
          (losses)(3).................     (75)      (147)          --              (1)            (1)
       Net revenue from reinsurance...      --          6           --              --             --
       Interest credited to
          policyholders' account
          balance.....................      --         --          237              --            237
     Other comprehensive income.......      --       (291)          --              --             --
                                          ----      -----         ----             ---           ----
TOTAL CHANGE IN UNREALIZED GAINS
  (LOSSES)............................    $(75)     $(427)        $237             $(1)          $236
                                          ====      =====         ====             ===           ====



--------

(3) The net investment gains and losses included for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. Separate account liabilities are not included in the above table, as they are reported at contract value and not fair value in the accompanying Consolidated Balance Sheet.

  DETERMINATION OF FAIR VALUES

     The Company has an established and well-documented process for determining fair value. The following is a description of the valuation methodologies used to determine fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

  FIXED MATURITIES AND EQUITY SECURITIES

     The fair value of fixed maturities and equity securities is determined by considering one of three primary sources. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from third party pricing services, the remaining un-priced securities are submitted to independent brokers for prices and lastly, securities are priced using an internal pricing model.

     Prices from a third party pricing vendor based on unadjusted quotes from an active market are classified as Level 1 within the fair value hierarchy. These generally include exchange-traded equity securities. An active market is defined as a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

     Prices from a third party pricing vendor for securities that are not traded on an exchange are generally valued using a discounted cash-flow model or a market approach. Typical inputs used by these pricing sources include, but are not limited to; benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. The Company has determined that these inputs are market observable and such prices are generally classified into Level 2 of the fair value hierarchy.

     Broker quotes are non-binding and are generally considered Level 3.

     Prices from pricing services and broker quotes are validated on an ongoing basis to ensure the adequacy and reliability of the fair value measurement. The Company performs both quantitative and qualitative analysis of the prices including initial and ongoing review of third party pricing methodologies, back testing of recent trades, and a thorough review of pricing trends and statistics.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Independent pricing vendors do not cover private placement securities. These securities are priced by an internally developed model based upon assigned comparable public issues adjusted for liquidity, maturity and rating. The Company assigns a credit rating based upon internal analysis. Private placement securities are generally classified in Level 2 in the fair value hierarchy. Where adjustments for liquidity are considered significant to the overall price, private placements are then classified in Level 3.

     Also, certain securities are priced based upon internal valuations using significant unobservable inputs and are considered Level 3.

  DERIVATIVE INSTRUMENTS

     Derivative instruments are reported on the Consolidated Balance Sheet at fair value and are reported in other investments or other liabilities. Derivative instruments generally are fair valued using pricing valuation models, which utilize observable market data. The remaining derivatives are either exchange-traded or priced by broker quotations.

     Derivative instruments classified as Level 2 primarily include interest rate, currency, and certain credit default swaps, currency forwards and options. Over-the-counter ("OTC") derivatives are privately negotiated financial contracts and are fair valued using market-based inputs to models. Where models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, and measures of volatility. For OTC derivatives that trade in liquid markets, such as currency forwards, swaps and options, model inputs are observable in the market for substantially the full term and can be verified. Such instruments are classified within Level 2 of the fair value hierarchy.

     OTC derivatives that are currently valued using broker quotations are classified within Level 3 of the fair value hierarchy.

     Valuations of OTC derivatives are adjusted for non-performance risk. The Company uses default estimates implied by credit default swap spreads on senior obligations of the counterparty in order to provide an objective basis for such estimates. When in a liability position, the Company uses its own medium term note spread to estimate the default rate.

  CASH EQUIVALENTS

     Cash equivalents carried at fair value include money market funds, Treasury bills, commercial paper and other highly liquid instruments. Money market funds are valued using a daily NAV and therefore, are classified as Level 1. The remaining instruments are generally not traded in active markets, however their fair value are based on observable inputs and therefore they are classified as Level 2 within the fair value hierarchy.

  SEPARATE ACCOUNT ASSETS

     Separate account assets are carried at fair value and reported as a summarized total on the Consolidated Balance Sheet in accordance with the authoritative guidance for insurance companies. Assets within the separate account are primarily invested in mutual funds, equities and limited partnerships. The separate account assets are valued and assigned within the fair value hierarchy, consistent with the methodologies described herein for similar financial instruments held within the general account of the Company.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances include embedded derivatives bifurcated from host contracts. Included is the embedded derivative for GMAB.

     The fair values of GMAB liabilities are calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. The expected cash flows are discounted using the swap rate plus a spread based upon the Company's medium term notes. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models. Significant inputs to these models include capital market assumptions, such as interest rate, equity market, and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized are unobservable and are considered to be significant inputs to the liability valuation, the liability included in policyholders' account balances has been reflected within Level 3 in the fair value hierarchy.

  NON-RECURRING FAIR VALUE MEASUREMENTS

     The following table represents certain assets measured at estimated fair value during the period and still held as of December 31, 2009 (in millions):

                                                      FAIR VALUE MEASUREMENT AS OF
                                                           DECEMBER 31, 2009
                                                  -----------------------------------
                                                  LEVEL 1   LEVEL 2   LEVEL 3   TOTAL
                                                  -------   -------   -------   -----
Mortgage loans(1)...............................    $--       $--       $40      $40


--------

(1) Mortgage loans -- The impaired loans presented above were written down to their estimated fair values at the date the impairments were recognized. Estimated fair values for impaired loans are based on observable market prices or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, on the estimated fair value of the underlying collateral. Or the present value of the expected future cash flows. Impairments to estimated fair value represent non-recurring fair value measurements that have been categorized as Level 3 due to the lack of price transparency inherent in the limited markets for such mortgage loans.

     For the year ended December 31, 2008, as discussed in Note 3 -- Recent Accounting Pronouncements, the Company elected to defer the fair value provisions related to the non-financial assets and non-financial liabilities within the scope of the authoritative guidance on fair value. Additionally, there were no financial assets and liabilities measured at fair value on a non-recurring basis at December 31, 2008.

  FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

     Authoritative guidance related to financial instruments requires disclosure of fair value information of financial instruments whether or not fair value is recognized in the Consolidated Balance Sheet, for which it is practicable to estimate fair value.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The carrying value and estimated fair value of instruments not otherwise disclosed in Notes 4, 11 and 13 of Notes to the Consolidated Financial Statements at December 31, 2009 and 2008 are presented below (in millions):

                                                        2009                        2008
                                             -------------------------   -------------------------
                                             CARRYING   ESTIMATED FAIR   CARRYING   ESTIMATED FAIR
                                               VALUE         VALUE         VALUE         VALUE
                                             --------   --------------   --------   --------------
ASSETS
Mortgage loans.............................   $ 5,779       $ 5,688       $ 5,653       $ 5,274
Collateralized third party commercial
  loans....................................   $   351       $   384       $   353       $   342
LIABILITIES
Policyholders' account
  balances -- investment contracts.........   $32,042       $32,469       $25,637       $24,193
Debt.......................................   $    71       $    71       $     7       $     7
Collateral received on securities lending
  and repurchase agreements................   $   461       $   461       $ 1,197       $ 1,197
                                              -------       -------       -------       -------



     For mortgage loans, fair value is determined by discounting the projected cash flow for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     For collateralized third party loans the estimated fair value for the loan portfolio at December 31, 2009 and 2008 is based on prevailing interest rate spreads in the market. Fair value was calculated by discounting future cash flows using prevailing interest rates on similar loans.

     Due to the short-term nature (generally one month) of securities purchased under agreements to resell, the asset's carrying value approximates fair value.

     For policyholders' account balances -- investment contracts, such as supplementary contracts without life contingencies and other deposit type contracts, account value approximates fair value. For fixed deferred annuities, fair value is based upon a stochastic valuation using risk neutral assumptions for financial variables and Company specific assumptions for lapses, mortality and expenses. For annuities certain liabilities, fair values are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. At December 31, 2008, fair value was considered to approximate carrying value.

     For collateral received on securities lending and repurchase agreements included on the accompanying Consolidated Balance Sheet, the carrying value of the liability approximates fair value since these borrowings are generally short-term in nature.

NOTE 16 --  SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $63 million, $14 million and $146 million during 2009, 2008 and 2007, respectively.

     Total interest paid was $13 million, $15 million and $17 million during 2009, 2008 and 2007, respectively.

     There was a non-cash capital contribution transaction of $123 million in fixed maturities for the year ended December 31, 2009. There was a non-cash capital contribution transaction of $1,207 million for the year ended December 31, 2008. The capital contributed consisted of $902 million in equity securities, $301 million in fixed maturity securities and $4 million in other assets. Other non-cash investing transactions were $6 million and $4 million for the years ended December 31, 2009 and 2007, respectively. There were no other non-cash investing transactions for the year ended December 31, 2008.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 17 -- STATUTORY FINANCIAL INFORMATION

     The NAIC Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed or permitted practices by the state of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The state of Delaware has adopted all prescribed accounting practices found in NAIC SAP. The Company has one permitted practice related to certain separate account assets that are valued at book value instead of market value.

     A reconciliation of the Company's statutory surplus at December 31, 2009 and 2008 between NAIC SAP and practices prescribed or permitted by the Department is shown below (in millions):

                                                             2009     2008
                                                            ------   ------
Statutory Surplus, Delaware Basis.........................  $4,998   $3,596
State prescribed or permitted practices:
  Presenting Universal Life and Variable Universal Life
     Separate Account at book value.......................     (21)     130
                                                            ------   ------
Statutory Surplus, NAIC SAP...............................  $4,977   $3,726
                                                            ======   ======



     Statutory net income (loss) for the years ended December 31, 2009, 2008 and 2007 was $225 million, ($387) million and $289 million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. The Company did not pay or declare a dividend to its sole shareholder, New York Life at December 31, 2009 or 2008. As of December 31, 2009, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $1,196 million. The maximum amount of dividends that may be paid in 2010 without prior approval is $497 million.

NOTE 18 -- SUBSEQUENT EVENTS

     As of March 17, 2010, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company's books or accounts for the accompanying consolidated financial statements that would have a material effect on the financial condition of the Company.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation:

     In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation and its subsidiaries (the "Company") at December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As disclosed in Note 14 to the consolidated financial statements, the Company has significant transactions with New York Life Insurance Company and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

     As described in Note 3 to the consolidated financial statements, the Company changed its method of accounting for other-than-temporary impairments of fixed maturity investments in 2009.

PricewaterhouseCoopers LLP
New York, New York

March 17, 2010

                            PART C. OTHER INFORMATION

ITEM 24.         FINANCIAL STATEMENTS AND EXHIBITS

a.       Financial Statements.


             All required financial statements are included in Part B of this Registration Statement.


b.       Exhibits.

(1) Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation ("NYLIAC") authorizing establishment of the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (1) to Registrant's Post-Effective Amendment No. 2 on Form N-4, filed 4/25/97 and incorporated herein by reference.

(2)              Not applicable.

(3)(a) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-64410), filed 4/25/97 and incorporated herein by reference.

(3)(b) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed as Exhibit (3)(b) to Registrant's Post-Effective Amendment No. 1 on Form N-4, and incorporated herein by reference.

(3)(c) Distribution and Underwriting Agreement, dated April 27, 2006, between New York Life Insurance and Annuity Corporation and NYLIFE Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(c)(3) to Post-Effective Amendment No. 16 on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(4) Specimen Policy - Previously filed as Exhibit (4) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4) to Registrant's Post-Effective Amendment No. 2 on Form N-4, and incorporated herein by reference.

(4)(a)           Specimen policy for the MainStay Plus Variable
                 Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(3) as Exhibit (4) to Registrant's Post-Effective Amendment No. 4 on Form N-4 (File No. 033-87382) and incorporated herein by reference.

(4)(b) Endorsements to Specimen Policy for the MainStay Plus Variable Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(a) to Registrant's Post-Effective Amendment No. 4 on Form N-4 (File No. 033-87382) and incorporated herein by reference.

(4)(c)           Rider to Specimen Policy for the MainStay Plus Variable Annuity
                 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(b) to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File No.033-87382) and incorporated herein by reference.

(4)(d) Specimen Policy - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(c) to Registrant's Post-Effective Amendment No. 9 to the registration statement on Form N-4 (File No. 033-87382) and incorporated herein by reference.

(4)(e) Earnings Enhancement Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4)(a) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 7/13/01 and incorporated herein by reference.

(4)(f) Enhancement Spousal Continuance Rider - Previously filed in accordance with Regulation S-T, 17 CRF 232.102(e) as Exhibit
                 (4)(b) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 7/13/01 and incorporated herein by reference.

(4)(g) Specimen Policy for LifeStages Flagship and MainStay Plus II Variable Annuity policies - Previously filed in accordance with Regulation S-T, 17 CRF 232.102(e) as Exhibit
                 (4)(f) to Registrant's Post-Effective Amendment No. 14 on Form N-4 (File No. 033-87382), filed 2/1/02 and incorporated herein by reference.


(4)(h) Specimen Policy for LifeStages Access Variable Annuity (204-191) - Previously filed in accordance with Regulation
                 S-T, 17 CFR 232.102(e) as Exhibit (4)(g) to Post-Effective Amendment No. 23 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account -- III (File No. 033-87382), filed 9/10/04 and incorporated herein by reference.



(4)(i) Investment Protection Plan Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4)(b) to Post-Effective AmendmentNo. 6 to the registration statement on Form N-4 for NYLIAC Variable annuity Separate Account - III (File No. 033-87382), filed 2/18/99 and incorporated herein by reference.



(4)(j) Unemployment Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(f) to the Initial Registration Statement on Form N-4 for NYLIAC Variable annuity Separate Account - IV (File No. 333-106806), filed 7/3/03 and incorporated herein by reference.



(4)(k) Living Needs Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(h) to the Initial Registration Statement on Form N-4 for NYLIAC Variable annuity Separate Account - IV (File No. 333-106806), filed 7/3/03 and incorporated herein by reference.



(4)(l) Living Needs Benefit/Unemployment Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4)(c) to Post-Effective Amendment 17 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 4/14/10 and incorporated herein by reference.

(5)              Form of application for a Policy - Previously filed as Exhibit
                 (5) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Registrant's Post-Effective Amendment No. 2 on Form N-4, and incorporated herein by reference.

(5)(a)           Form of application for the MainStay Plus Variable
                 Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Registrant's Post-Effective Amendment No. 3 on Form N-4 (File No. 033-87382) and incorporated herein by reference.

(5)(b)           Form of application for a policy for LifeStages Access
                 Variable Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(a) to Registrant's Post-Effective Amendment No. 9 to the registration statement on Form N-4 (File No. 033-87382) and incorporated herein by reference.

(5)(c) Form of application for the MainStay Access Variable Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(b) to Registrant's Post-Effective Amendment No. 9 to the registration statement on Form N-4 (File No. 033-87382) and incorporated herein by reference.

(5)(d) Form of Application for a policy for LifeStages Flagship Variable Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(c) to Registrant's Post-Effective Amendment No. 14 on Form N-4 (File No. 033-87382), filed 2/1/02 and incorporated herein by reference.

(5)(e) Form of application for a policy for MainStay Plus II Variable Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(d) to Registrant's Post-Effective Amendment No. 14 on Form N-4 (File No. 033-87382), filed 2/1/02 and incorporated herein by reference.

(5)(f) Form of Application for LifeStages Deferred Variable Annuities (204-593) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(a) as Exhibit (5)(d) to Post-Effective Amendment No. 3 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), filed 8/26/04 and incorporated herein by reference.


(6)(a) Certificate of Incorporation of NYLIAC - Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CRF 232.102(e) as Exhibit
                 (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(1) By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(2) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(7) Contract of Reinsurance between Connecticut General Life Insurance Company/Cigna Reinsurance and NYLIAC - Previously filed as Exhibit (7) to Registrant's Post-Effective Amendment No. 1 on Form N-4, and incorporated herein by reference.

(8)(a) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1 for New York Life MFA Series Fund, Inc. (File No. 2-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(b) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(c) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(d) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(e) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.


(8)(f) Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and NYLIAC, as amended, dated November 23, 2009 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(f) to Post-Effective Amendment No. 24 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/13/10 and incorporated herein by reference.

(8)(g) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.



(8)(h) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.



(8)(i) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.



(8)(j) Form of Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.



(8)(k) Form of Participation Agreement among Dreyfus Investment Portfolios, The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.



(8)(l) Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.



(8)(m) Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (8)(n) to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.



(8)(n) 12b-1 Plan Services Agreement for the Service Class Shares of MainStay VP Series Fund, Inc. between NYLIFE Distributors LLC and NYLIAC dated 12/22/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(x) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.



(8)(o) Form of Class S Service Agreement between Fred Alger & Company and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.



(8)(p) Form of Distribution Agreement between Dreyfus Service Corporation and NYLIAC dated as of 2/24/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(q) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.



(8)(q) Form of Service Contract between Fidelity Distribution Corporation and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(r) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.



(8)(r) Form of Distribution and Shareholder Services Agreement between Janus Distributors LLC and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(s) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.



(8)(s) Form of Fund Participation Agreement (Service Shares) between Janus Aspen Series and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(t) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.



(8)(t) Form of Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.



(8)(u) Form of Administrative Service Agreement between Morgan Stanley & Co. Incorporated and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(v) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.



(8)(v) Form of Distribution and Administrative Services Agreement, Class S Shares, between Neuberger Berman Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.



(8)(w)           Form of Supplement for Distribution Services Agreement between
                 T. Rowe Price Investment Services, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(x) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.



(8)(x) Form of Participation Agreement between NYLIAC and Victory Variable Insurance Funds, BISYS Fund Services Limited Partnership, Victory Capital Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(o) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.



(8)(y) Form of Distribution and Service Agreement, Class A Shares, between BISYS Fund Services Limited Partnership and NYLIFE Securities Inc. Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.



(8)(z) Form of Participation Agreement among Liberty Variable Investment Trust, Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(a)(a) to Post-Effective Amendment
                 No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 10/25/04 and incorporated herein by reference.



(8)(a)(a) Form of Participation agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 6/24/04 and incorporated herein by reference.



(8)(b)(b) Administrative Services Letter of Agreement between Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.



(8)(c)(c) Form of Administrative Services Agreement by and between Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC NVA Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.



(8)(d)(d) Form of Administrative and Shareholder Services Letter of Agreement dated 1/15/98 between Van Eck Worldwide Insurance Trust and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(9) to Post-Effective Amendment No. 11 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 9/13/05 and incorporated herein by reference.



(8)(e)(e) Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC dated 1/1/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.




(8)(f)(f) Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.



(8)(g)(g) Form of Participation Agreement among NYLIAC, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) ad Exhibit (h)(17) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC, Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.



(8)(h)(h) Form of PIMCO Services Agreement For Advisor Class Shares of PIMCO Variable Insurance Trust, dated as of January 14, 2010, between NYLIAC and Pacific Investment Management Company LLC-Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(z) to Post-Effective Amendment No. 24 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/13/10 and incorporated herein by reference.


(9) Opinion and Consent of Thomas F. English, Esq. - Filed herewith.


(10)(a)          Consent of PricewaterhouseCoopers LLP - Filed herewith.



(10)(b) Powers of Attorney for Scott L. Berlin, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(b) to the Post-Effective Amendment No. 17 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-80535), filed 4/14/10 and incorporated herein by reference.



(10)(c) Powers of Attorney for Christopher O. Blunt, Director and Executive Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (10)(c) to the Post-Effective Amendment No. 17 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-80535), filed 4/14/10 and incorporated herein by reference.



(10)(d) Powers of Attorney for Frank M. Boccio, Director and Executive Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(d) to the Post-Effective Amendment No. 17 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-80535), filed 4/14/10 and incorporated herein by reference.



(10)(e) Powers of Attorney for Solomon Goldfinger, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(e) to the Post-Effective Amendment No. 17 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-80535), filed 4/14/10 and incorporated herein by reference.



(10)(f) Powers of Attorney for Steven D. Lash, Director, Senior Vice President and Chief Financial Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(f) to the Post-Effective Amendment No. 17 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-80535), filed 4/14/10 and incorporated herein by reference.



(10)(g) Powers of Attorney for Theodore A. Mathas, Director, Chairman and President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(g) to the Post-Effective Amendment No. 17 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-80535), filed 4/14/10 and incorporated herein by reference.



(10)(h) Powers of Attorney for John R. Meyer, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(h) to the Post-Effective Amendment No. 17 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-80535), filed 4/14/10 and incorporated herein by reference.



(10)(i) Powers of Attorney for Mark W. Pfaff, Director and Executive Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(i) to the Post-Effective Amendment No. 17 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-80535), filed 4/14/10 and incorporated herein by reference.



(10)(j) Powers of Attorney for Angelo J. Scialabba, First Vice President and Controller (Principal Accounting Officer) of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(j) to the Post-Effective Amendment No. 17 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-80535), filed 4/14/10 and incorporated herein by reference.



(10)(k) Powers of Attorney for Arthur H. Seter, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(k) to the Post-Effective Amendment No. 17 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-80535), filed 4/14/10 and incorporated herein by reference.



(10)(l) Powers of Attorney for Michael E. Sproule, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(l) to the Post-Effective Amendment No. 17 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-80535), filed 4/14/10 and incorporated herein by reference.



(10)(m) Powers of Attorney for Joel M. Steinberg, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(m) to the Post-Effective Amendment No. 17 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-80535), filed 4/14/10 and incorporated herein by reference.






(10)(n) Agent Acknowledgment for Nikhil A. Advani, Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(n) to Post-Effective Amendment No. 17 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-80535), filed 4/14/10 and incorporated herein by reference.



(10)(o) Agent Acknowledgment for Thomas F. English, Senior Vice President and Chief Legal Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (10)(o) to Post-Effective Amendment No. 17 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-80535), filed 4/14/10 and incorporated herein by reference.



(10)(p) Agent Acknowledgment for Paul W. Horrocks, Vice President of NYLIC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(p) to Post-Effective Amendment No. 17 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-80535), filed 4/14/10 and incorporated herein by reference.



(10)(q) Agent Acknowledgment for Angela Taylor Kyle, Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(q) to Post-Effective Amendment No. 17 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-80535), filed 4/14/10 and incorporated herein by reference.



(10)(r) Agent Acknowledgment for Catherine A. Marrion, Vice President and Secretary of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(s) to Post-Effective Amendment No. 17 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-80535), filed 4/14/10 and incorporated herein by reference.



(10)(s) Agent Acknowledgment for Linda M. Reimer, Vice President and Associate Legal Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (10)(s) to Post-Effective Amendment No. 17 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-80535), filed 4/14/10 and incorporated herein by reference.



(10)(t) Agent Acknowledgment for George. E. Silos, Vice President and Actuary of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(t) to Post-Effective Amendment No. 17 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-80535), filed 4/14/10 and incorporated herein by reference.

(11)             Not applicable.

(12)             Not applicable.

(13) Schedule of Computations - Previously filed as Exhibit (13) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The principal business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.



Name:                     Title:
-----                     ------
Theodore A. Mathas        Chairman and President
Christopher O. Blunt      Director, Executive Vice President
Frank M. Boccio           Director and Executive Vice President
Mark W. Pfaff             Director and Executive Vice President
Scott L. Berlin           Director and Senior Vice President in charge of Individual Life
Solomon Goldfinger        Director, Senior Vice President and Senior Advisor
Steven D. Lash            Director, Senior Vice President and Chief Financial Officer
John R. Meyer             Director and Senior Vice President
Arthur H. Seter           Director, Senior Vice President and Chief Investment Officer
Joel M. Steinberg         Director, Senior Vice President and Chief Actuary
Michael E. Sproule        Director
Gary E. Wendlandt         Vice Chairman in Charge of Investment & Finance
John Y. Kim               Executive Vice President - CEO and President of NYLIM
Patricia Barbari          Senior Vice President
John A. Cullen            Senior Vice President
Tony H. Elavia            Senior Vice President
Thomas F. English         Senior Vice President & Chief Legal Officer
Michael  J. Gordon        Senior Vice President
Robert J. Hebron          Senior Vice President
Angela Taylor Kyle        Senior Vice President
Barbara McInerney         Senior Vice President & Chief Compliance Officer
Gary J. Miller            Senior Vice President
Anthony Malloy            Senior Vice President
Michael M. Oleske         Senior Vice President and Tax Counsel
Frank J. Ollari           Senior Vice President
Paul Pasteris             Senior Vice President
Gerard A. Rocchi          Senior Vice President
Eileen T. Slevin          Senior Vice President and Chief Information Officer
Mark W. Talgo             Senior Vice President
Joseph Bennett            First Vice President
Stephen A. Bloom          First Vice President and Chief Underwriter
Minas C. Joannides        First Vice President and Chief Medical Director
Michael J. Oliviero       First Vice President - Tax
Angelo J. Scialabba       First Vice President and Controller
Thomas J. Troeller        First Vice President and Actuary
Richard J. Witterschein   First Vice President and Treasurer
Stephen Abramo            Vice President
Nikhil A. Advani          Vice President
Mitchell P. Ascione       Vice President
David Boyle               Vice President
Karen E. Dann             Vice President
Craig L. DeSanto          Vice President
Robert J. Hynes           Vice President
Michael P. Lackey         Vice President
Catherine A. Marrion      Vice President and Secretary
Rowan MacDonald           Vice President and Deputy Treasurer
Corey B. Multer           Vice President
Marijo F. Murphy          Vice President
Nicholas Pasyanos         Vice President and Actuary (also designated Illustration Actuary)
Linda M. Reimer           Vice President and Associate General Counsel
Andrew N. Reiss           Vice President - National Sales Manager
Michelle D. Richter       Vice President
Janis C. Rubin            Vice President
Irwin Silber              Vice President and Actuary
George E. Silos           Vice President and Actuary
Teresa A. Turner          Vice President
Robin Wagner              Vice President

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.


                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland

ICAP Funds Inc.                                                        Maryland

Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

MainStay VP Series Fund, Inc.(1)(2)                                    Maryland

New York Life Insurance and Annuity Corporation                        Delaware

     Pacific Square Investments LLC                                    Delaware

          29 Park Investments No. 2 Limited                            Cayman Islands

NYLIFE LLC                                                             Delaware
     Eagle Strategies LLC                                              Delaware


--------

         (1) Registered investment company as to which New York Life ("NYL") and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of NYL and is included for informational purposes only.

         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

--------

(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
     NYL Management Limited                                            United Kingdom
     NYLUK I Company                                                   United Kingdom
         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
     New York Life Trust Company                                       New York
     NYL Executive Benefits LLC                                        Delaware

                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     NYLIFE Securities LLC                                                 Delaware
     NYLINK Insurance Agency Incorporated                                  Delaware

                                                                       Jurisdiction of        Percent of Voting
Name                                                                   Organization           Securities Owned
New York Life Investment Management Holdings LLC                       Delaware
     NYLCAP Holdings                                                   Mauritius
         Jacob Ballas Capital India PVT. Ltd.                          Mauritius                 24.66%
     NYLIM Service Company LLC                                         Delaware
     NYLCAP Manager LLC                                                Delaware
         New York Life Capital Partners, LLC                           Delaware
              New York Life Capital Partners, L.P.                     Delaware
         New York Life Capital Partners II, LLC                        Delaware
              New York Life Capital Partners II, L.P.                  Delaware
         New York Life Capital Partners III GenPar GP, LLC             Delaware
              New York Life Capital Partners III GenPar, LP            Delaware
                   New York Life Capital Partners III, LP              Delaware
                      NYLCAP III RBG Corp.                             Delaware
                   New York Life Capital Partners III-A, LP            Delaware
                      NYLCAP III-A RBG Corp.                           Delaware
         New York Life Capital Partners IV GenPar GP, LLC              Delaware
              New York Life Capital Partners IV GenPar, LP             Delaware
                   New York Life Capital Partners IV, LP               Delaware
                   New York Life Capital Partners IV-A, LP             Delaware
         NYLIM Mezzanine GenPar GP, LLC                                Delaware
              NYLIM Mezzanine GenPar, LP                               Delaware
                  New York Life Investment Management Mezzanine
                      Partners, LP                                     Delaware
                      NYLIM Mezzanine Luxco S.a.r.l.                   Luxembourg
                  NYLIM Mezzanine Partners Parallel Fund, LP           Delaware
         NYLIM Mezzanine Partners II GenPar, GP, LLC                   Delaware
                  NYLIM Mezzanine Offshore Partners II, LP             Delaware
                  NYLIM Mezzanine Partners II, GenPar, LP              Delaware
                      New York Life Investment Management Mezzanine    Delaware
                      Partners II, LP
                           NYLIM Mezzanine II Luxco S.a.r.l.           Luxembourg
                      NYLIM Mezzanine Partners II Parallel Fund, LP    Delaware
                           NYLIM Mezzanine II Parallel Luxco
                           S.a.r.l.                                    Luxembourg
         NYLCAP Canada GenPar Inc.                                     Canada
              NYLCAP Select Manager Canada Fund, LP                    Canada
         NYLCAP India Funding LLC                                      Delaware
              NYLIM-JB Asset Management Co. LLC                        Mauritius                24.66%
                  New York Life Investment Management India Fund II,
                  LLC                                                  Mauritius
                       New York Life Investment Management India
                       Fund (FVCI) II, LLC                             Mauritius
              NYLCAP Select Manager GenPar GP, LLC                     Delaware
                  NYLCAP Select Manager Offshore Fund, LP              Cayman Islands
                  NYLCAP Select Manager GenPar, LP                     Delaware
                  NYLCAP Select Manager Fund, LP                       Delaware
              NYLCAP Select Manager Cayman Fund, LP                    Cayman Islands
         NYLIM-JB Asset Management Co. (Mauritius) LLC                 Mauritius                24.6%
              New York Life Investment Management India Fund II, LLC   Mauritius                24.6%
                  New York Life Investment Management India
                  Fund (FVCI) II, LLC                                  Mauritius                24.6%
         NYLCAP India Funding III LLC                                  Delaware
              NYLIM-JB Asset Management Co. III LLC                    Mauritius                24.66%
                  NYLIM Jacob Ballas India Fund III LLC                Mauritius
                       NYLIM Jacob Ballas Capital India
                       (FVCI) III LLC                                  Mauritius
                       NYLIM Jacob Ballas India (FII) III LLC          Mauritius
         NYLCAP Mezzanine Partners III GenPar GP, LLC                  Delaware
              NYLCAP Mezzanine Partners III GenPar, LP                 Delaware
                  NYLCAP Mezzanine Partners III, LP                    Delaware
              NYLCAP Mezzanine Offshore Partners III, LP               Cayman Islands
     MacKay Shields LLC                                                Delaware
         MacKay Municipal Managers Opportunities GP LLC                Delaware
              MacKay Municipal Opportunities Master Fund, L.P.         Delaware
              Mariner Municipal Opportunities Fund, L.P.               Delaware
              Lebenthal/Mariner Municipal Opportunities Fund, L.P.     Delaware
         MacKay Municipal Managers Credit Opportunities GP LLC         Delaware
              MacKay Municipal Credit Opportunities Master Fund, L.P.  Delaware
              Mariner Municipal Credit Opportunities Fund, L.P.        Delaware
         MacKay Shields High Yield Active Core Fund LP                 Delaware
         MacKay Shields Credit Strategy Fund Ltd.                      Cayman Islands
         MacKay Shields Defensive Bond Arbitrage Fund Ltd.             Bermuda
         MacKay Shields Core Plus Alpha Fund Ltd.                      Cayman Islands
         MacKay Shields Credit Strategy Partners LP                    Delaware
         MacKay Shields General Partner (L/S) LLC                      Delaware
              MacKay Shields Long/Short Fund LP                        Delaware
              MacKay Shields Long/Short Fund (Master) LP               Delaware
              MacKay Shields Long/Short Fund (QP) LP                   Delaware
              MacKay Shields Long/Short Fund (Offshore) LP             Cayman Islands
     NYLIFE Distributors LLC                                           Delaware
     New York Life Investment Management LLC                           Delaware
         New York Life Investment Management (U.K.) Limited            United Kingdom
         NYLIM GP, LLC                                                 Delaware
              NYLIM Institutional Floating Rate Fund, LP               Delaware
              NYLIM Large Cap Enhanced Index Fund p.l.c.               Ireland
         NYLIM Fund II GP, LLC                                         Delaware
              NYLIM Real Estate Mezzanine Fund II, LP                  Delaware
                  NYLIM-TND, LLC                                       Delaware
                  NYLIM-CN, LLC                                        Delaware
                  NYLIM-DCM, LLC                                       Delaware
                      NYLIM-MM, LLC                                    Delaware
                           DCM-N, LLC                                  Delaware                   80%
                                DCM Warehouse Series A, LLC            Delaware
                                     DCM Warehouse Series One, LLC     Delaware
                                          Sixteen West Savannah, LLC   Indiana
                                          Metropolis I Perm, LLC       Delaware
                                          Metropolis II Construction,
                                          LLC                          Delaware
                                          CLV Holdings, LLC            Florida
                                               Current at Lee Vista,
                                               LLC                     Florida                    75%
                                          Streets Las Vegas, LLC       Arizona                    90%
                  NYLIM Re Mezzanine Fund II Investment
                  Corporation                                          Delaware
                       Albany Hills Holding, LLC                       Delaware
                            Joplin Holding, LLC                        Delaware
                                 Joplin Properties LLC                 Missouri                   50%
                       NYLIM-JP LLC                                    Delaware
                          Jefferson at Maritime Holding, L.P.          Delaware
                             Jefferson at Maritime GP, LLC             Delaware
                                Jefferson at Maritime, L.P.            Delaware
                  NYLIM Repurchase Mezzanine Subsidiary LLC            Delaware
                  Kimball Woods LLC                                    Delaware                   50%
         NYLIM U.S. Core Equity Market Neutral Fund GP, LLC            Delaware
         NYLIM-GCR Fund I LLC                                          Delaware                   50%
              NYLIM-GCR Fund I 2002 LP                                 Delaware                   50%
         WFHG GP, LLC                                                  Delaware                   50%
              Workforce Housing Fund I-2007 LP                         Delaware
     Madison Capital Funding LLC                                       Delaware
         MCF Co-Investment GP, LLC                                     Delaware
           MCF Co-Investment GP, LP                                    Delaware
               Madison Capital Funding Co-Investment Fund, LP          Delaware
         MCF Fund I LLC                                                Delaware
         MCF Capital Management LLC                                    Delaware
     McMorgan & Company LLC                                            Delaware
     Madison Square Investors LLC                                      Delaware
         Madison Square Investors Asian Equity Market Neutral
         Master Fund Ltd.                                              Cayman Is.
               Madison Square Investors Asian Equity Market Neutral
               Fund Ltd.                                               Cayman Is.
         Madison Square Investors European Equity Market Neutral
         Master Fund Ltd.                                              Cayman Is.
               Madison Square Investors European Equity Market
               Neutral Fund Ltd.                                       Cayman Is.
         Madison Square Investors Large-Cap Enhanced Index Fund GP,
            LLC                                                        Delaware
               Madison Square Investors Large-Cap Enhanced Index
                  Fund L.P.                                            Delaware
          Madison Square Investors U.S. Large-Cap Core 130/30
               Fund GP, LLC                                            Delaware
               Madison Square Investors U.S. Large-Cap Core 130/30
                  Fund LP                                              Delaware
          Madison Square Investors Asian Equity Market Neutral
               Fund GP, LLC                                            Delaware
               Madison Square Investors Asian Equity Market Neutral
                  Fund LP                                              Delaware
          Madison Square Investors European Equity Market Neutral
                  Fund GP, LLC                                         Delaware
               Madison Square Investors European Market Neutral
                  Fund LP                                              Delaware
     NYLIM Real Estate Inc.                                            Delaware
     Institutional Capital LLC                                         Delaware
NYLIFE Insurance Company of Arizona                                    Arizona
New York Life International, LLC                                       Delaware
    HSBC New York Life Seguros de Retiro (Argentina) S.A.              Argentina                  40%
    HSBC New York Life Seguros de Vida (Argentina) S.A.                Argentina                  40%
    Maxima S.A. AFJP                                                   Argentina                  40%
    New York Life Insurance Worldwide Limited                          Bermuda                 95.98%
    New York Life Insurance Taiwan Corporation                         Taiwan
    NYL Cayman Holdings Ltd.                                           Cayman Islands
       New York Life Worldwide Capital, LLC                            Delaware
          Fianzas Monterrey, S.A.                                      Mexico                  99.95%
             Operadora FMA, S.A. de C.V.                               Mexico                     99%
    NYL-HK Capital Planning LLC                                        Delaware
    NYLIFE Thailand, Inc.                                              Delaware
       PMCC Ltd.                                                       Thailand                   49%
        NYL Data Center Limited                                        Thailand                99.97%
    Siam Commercial New York Life Insurance Public Company             Thailand                47.33%
       Limited
    New York Life Insurance Limited                                    South Korea
    New York Life International India Fund (Mauritius) LLC             Mauritius                  90%
    SEAF Sichuan SME Investment Fund LLC                               Delaware                39.98%
    NYLI-VB Asset Management Co. (Mauritius) LLC                       Mauritius                  90%
    New York Life International Holdings Limited                       Mauritius                95.4%
        Max New York Life Insurance Limited                            India                      26%
    Seguros Monterrey New York Life, S.A. de C.V.                      Mexico                 99.997%
         Administradora de Conductos SMNYL, S.A. de C.V.               Mexico                     99%
    NYL Cayman Ltd.                                                    Cayman Islands
Seward Lease acquisition LLC                                           Delaware                56.76%
Silver Spring, LLC                                                     Delaware
   Silver Spring Associates, L.P.                                      Pennsylvania
Biris Holdings LLC                                                     Delaware
NYL Wind Investments LLC                                               Delaware
New York Life Short Term Fund                                          New York
29 Park Investments No. 1 Limited                                      Cayman Islands
Haier New York Life Insurance Company Limited                          People's Republic of China 50%
SCP 2005-C21-002 LLC                                                   Delaware
SCP 2005-C21-003 LLC                                                   Delaware
SCP 2005-C21-006 LLC                                                   Delaware
SCP 2005-C21-007 LLC                                                   Delaware
SCP 2005-C21-008 LLC                                                   Delaware
SCP 2005-C21-009 LLC                                                   Delaware
SCP 2005-C21-017 LLC                                                   Delaware
SCP 2005-C21-018 LLC                                                   Delaware
SCP 2005-C21-021 LLC                                                   Delaware
SCP 2005-C21-025 LLC                                                   Delaware
SCP 2005-C21-031 LLC                                                   Delaware
SCP 2005-C21-036 LLC                                                   Delaware
SCP 2005-C21-041 LLC                                                   Delaware
SCP 2005-C21-043 LLC                                                   Delaware
SCP 2005-C21-044 LLC                                                   Delaware
SCP 2005-C21-048 LLC                                                   Delaware
SCP 2005-C21-061 LLC                                                   Delaware
SCP 2005-C21-063 LLC                                                   Delaware
SCP 2005-C21-067 LLC                                                   Delaware
SCP 2005-C21-069 LLC                                                   Delaware
SCP 2005-C21-070 LLC                                                   Delaware
NYMH-Houston GP, LLC                                                   Delaware
   NYMH-Houston, L.P.                                                  Texas
NYMH-Plano GP, LLC                                                     Delaware
   NYMH-Plano, L.P.                                                    Texas
NYMH-Freeport GP, LLC                                                  Delaware
   NYMH-Freeport, L.P.                                                 Texas
NYMH-Ennis GP, LLC                                                     Delaware
   NYMH-Ennis, L.P.                                                    Texas
NYMH-San Antonio GP, LLC                                               Delaware
   NYMH-San Antonio, L.P.                                              Texas
NYMH-Taylor GP, LLC                                                    Delaware
   NYMH-Taylor, L.P.                                                   Texas
NYMH-Stephenville GP, LLC                                              Delaware
   NYMH-Stephenville, L.P.                                             Texas
NYMH-Farmingdale, NY LLC                                               Delaware
NYMH-Attleboro MA, LLC                                                 Delaware
NYLMDC-King of Prussia, LLC                                            Delaware
   NYLMDC-King of Prussia Realty, LP                                   Delaware
NYLIFE Real Estate Holdings LLC                                        Delaware
   Huntsville NYL LLC                                                  Delaware
   CC Acquisitions, LP                                                 Delaware

ITEM 27.          NUMBER OF CONTRACT OWNERS


     As of January 31, 2010, there were approximately 66,507 owners of Qualified Policies and 35,208 owners of Non-Qualified Policies offered under NYLIAC Variable Annuity Separate Account-III.


ITEM 28.          INDEMNIFICATION

The Officers and Directors of NYLIAC are indemnified pursuant to Section 141(f) of the General Corporation Law of the State of Delaware and under Section 8.01 of the By-Laws of New York Life Insurance and Annuity Corporation, as adopted on November 3, 1980 and amended on April 6, 1988 and on May 13, 1997.

Section 8.01 of the NYLIAC By-Laws provide for indemnification as follows:

8.01 - LIMITATION OF LIABILITY: INDEMNIFICATION AND ADVANCEMENT OF EXPENSES

(a) LIMITATION OF LIABILITY FOR DIRECTORS - No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the directors duty of loyalty of the Corporation or its stockholders,
(ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the General Corporation Law of the State of Delaware, or (iv) for any transaction from which the director derived an improper personal benefit. If the General Corporation Law of the State of Delaware is amended to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Law of the State of Delaware, as so amended.

(b) INDEMNIFICATION AND ADVANCEMENT OF EXPENSES OF DIRECTORS AND OFFICERS - Except to the extent expressly prohibited by the General Corporation Law of the State of Delaware, the Corporation shall indemnify any director or officer who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation), by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against judgments, fines, amounts paid in settlement and reasonable expenses (including attorneys' fees) actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.

Except to the extent expressly prohibited by the General Corporation Law of the State of Delaware, the Corporation shall indemnify any director or officer who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against reasonable expenses (including attorneys' fees) actually and reasonably incurred by such person in connection with the defense or settlement of such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Corporation; provided, that, no indemnification shall be made in respect of any action, suit or proceeding as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the court in which such action, suit or proceeding was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court shall deem proper.

The Corporation shall advance to or promptly reimburse upon request reasonable expenses (including attorneys' fees) incurred by a director or officer in defending any civil, criminal, administrative or investigative action, suit or proceeding in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the Corporation as authorized in this Section 8.01; provided, however, that such director or officer shall cooperate in good faith with any request by the Corporation that common counsel be utilized by the parties to an action or proceeding who are similarly situated unless to do so would be inappropriate due to actual or potential differing interests between or among such parties.

The indemnification of any person provided by this Section 8.01 shall continue after such person has ceased to be a director or officer of the Corporation and shall inure to the benefit of such person's heirs, executors, administrators or legal representative.

The Corporation is authorized to enter into agreements with any of its directors, officers or employees extending rights to indemnification and advancement of expenses to any such person to the fullest extent permitted by applicable law, but the failure to enter into any such agreement shall not affect or limit the rights of any such person pursuant to this Section 8.01.

In case any provision in this Section 8.01 shall be determined at any time to be unenforceable in any respect, the other provisions hereof shall not in any way be affected or impaired thereby, and the affected provision shall be given the fullest possible enforcement in the circumstances, it being the intention of the Corporation to afford indemnification and advancement of expenses to its directors and officers, acting in such capacities or in the other capacities mentioned herein, to the fullest extent permitted by law.

(c) DETERMINATION OF INDEMNIFICATION

     (i) DIRECTORS AND OFFICERS - Subject to the General Corporation Law of the State of Delaware, any indemnification of directors and officers shall be made by either (A) the Corporation's Board of Directors or (B) the Corporation's shareholders, upon a determination that such indemnification is proper in the circumstances.

     (ii) EMPLOYEES AND AGENTS - Subject to the General Corporation of the State of Delaware, the Corporation may indemnify persons who are or were employees (other than officers of the Corporation), agents, or independent contractors of the Corporation upon the advice of the Corporation's legal counsel and a determination by (A) the Corporation's Board of Directors or
     (B) the Corporation's shareholders, that such indemnification is proper in the circumstances.


ITEM 29.          PRINCIPAL UNDERWRITERS

      (a) Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

          NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I NYLIAC Variable Universal Life Separate Account-I
          NYLIAC MFA Separate Account-I
          NYLIAC MFA Separate Account-II
          NYLIAC Variable Annuity Separate Account-I
          NYLIAC Variable Annuity Separate Account-II
          NYLIAC Variable Annuity Separate Account-IV
          NYLIAC VLI Separate Account
          Eclipse Funds
          MainStay Funds
          MainStay VP Series Fund
          McMorgan Funds
          NYLIM Institutional Funds

      (b) Directors and Officers.

      The principal business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.




Names of Directors and Officers     Positions and Offices with Underwriter
-------------------------------     --------------------------------------
John Y. Kim                         Chairman and Chief Executive Officer
Stephen P. Fisher                   Manager, President and Chief Operating Officer
Christopher O. Blunt                Manager and Executive Vice President, Retirement Income Security
Penny Nelson                        Manager and Managing Director, Operations
John A. Cullen                      Manager
John C. Siciliano                   Manager
Robert J. Hebron                    Executive Vice President, AMN Executive Benefits and Retail Distribution
John R. Meyer                       Executive Vice President, IAD and RIS Agency Distribution
David G. Bedard                     Senior Managing Director and Chief Financial Officer
Thomas A. Clough                    Senior Managing Director, Retirement Plan Services
Michael D. Coffey                   Senior Managing Director, Retirement Income Security
Drew E. Lawton                      Senior Managing Director, Retirement Plan Services
Barbara McInerney                   Senior Managing Director, Compliance
Michael J. Oliviero                 First Vice President, Tax
Daniel A. Andriola                  Managing Director and Controller
Stephen C. Fiacco                   Managing Director, Retirement Income Security
Philip L. Gazzo                     Managing Director, Retirement Income Security
Mark A. Gomez                       Managing Director and Chief Compliance Officer
Joseph J. Henehan                   Managing Director, Retirement Plan Services
Marguerite E. H. Morrison           Managing Director and Secretary
Rebekah M. Mueller                  Managing Director, Retirement Plan Services
Mark S. Niziak                      Managing Director, Retirement Plan Services
John J. O'Gara                      Managing Director, Life Distribution
Bernadette Hoban                    Director, Retirement Income Security
Linda M. Howard                     Director, Compliance and Anti-Money Laundering Officer
Paula Taylor                        Director, Retirement Plan Services
John Vaccaro                        Director, Compliance
Albert W. Leier                     Vice President - Financial Operations and Treasurer
David F. Boyle                      Vice President, Executive Benefits
Karen E. Dann                       Vice President, Retirement Income Security
Andrew N. Reiss                     Vice President, Variable Annuity Wholesaling - Bank Distribution

      (c) Commissions and Other Compensation


     Name of                  New Underwriting             Compensation on
    Principal                   Discounts and               Redemption or                Brokerage
   Underwriter                   Commissions                Annuitization               Commission                Compensation
   -----------                   -----------                -------------               ----------                ------------
NYLIFE Distributors
Inc.                                 -0-                         -0-                        -0-                        -0-


ITEM 30.          LOCATION OF ACCOUNTS AND RECORDS

      All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.


ITEM 31.          MANAGEMENT SERVICES - Not applicable.


ITEM 32.          UNDERTAKINGS - Registrant hereby undertakes:

      (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


      REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

        New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Annuity Separate Account-III, hereby represents that the fees and charges deducted under the NYLIAC New York Life Variable Annuity (formerly New York Life LifeStages(R) Variable Annuity), NYLIAC New York Life Access Variable Annuity (original) (formerly LifeStages(R) Access Variable Annuity), NYLIAC New York Life Access Variable Annuity (formerly MainStay Access Variable Annuity), NYLIAC New York Life Plus Variable Annuity (formerly MainStay Plus Variable Annuity), NYLIAC New York Life Essentials Variable Annuity (formerly LifeStages(R) Essentials Variable Annuity), and NYLIAC New York Life Plus II Variable Annuity (formerly MainStay Plus II Variable Annuity) Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SECTION 403(b) REPRESENTATIONS

      Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York on this 14th day of April, 2010.


                                              NYLIAC VARIABLE ANNUITY
                                              SEPARATE ACCOUNT-III
                                                   (Registrant)


                                              By:  /s/ Nikhil A. Advani
                                                   -----------------------------
                                                   Nikhil A. Advani
                                                   Vice President



                                              NEW YORK LIFE INSURANCE AND
                                              ANNUITY CORPORATION
                                                   (Depositor)


                                              By:  /s/ Nikhil A. Advani
                                                   -----------------------------
                                                   Nikhil A. Advani
                                                   Vice President


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

     Scott L. Berlin*               Director

     Christopher O. Blunt*          Director

     Frank M. Boccio*               Director

     Solomon Goldfinger*            Director

     Steven D. Lash*                Director and Chief
                                    Financial Officer

     Theodore A. Mathas*            Chairman and President
                                    (Principal Executive Officer)

     John R. Meyer*                 Director

     Mark W. Pfaff*                 Director

     Angelo J. Scialabba*           First Vice President and Controller
                                    (Principal Accounting Officer)

     Arthur H. Seter*               Director

     Michael E. Sproule*            Director

     Joel M. Steinberg*             Director





By:      /s/ Nikhil A. Advani
      ----------------------------------
      Nikhil A. Advani
      Attorney-in-Fact
      April 14th, 2010


* Pursuant to Powers of Attorney previously filed.

                                 Exhibit Index


Index Number     Description



(9)              Opinion and Consent of Thomas F. English, Esq.


(10)(a)          Consent of PricewaterhouseCoopers LLP